UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	October 31, 2018
Date of reporting period:	July 31, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
California Municipal Fund
July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.02%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 0.02%			MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
iShares California Muni Bond ETF	1,000	$58	California (continued)
			California State University (credit support
TOTAL INVESTMENT COMPANIES		$58	from AGM)
	Principal		5.00%, 11/01/2039(a)	$55	$55
MUNICIPAL BONDS - 103.19%	Amount (000's)	Value (000's)	California Statewide Communities
California - 102.25%			Development Authority
Abag Finance Authority for Nonprofit Corps			4.00%, 02/01/2022	830	866
5.00%, 08/01/2043	$1,500	$1,635	4.00%, 02/01/2025	940	991
Alameda Community Improvement			4.00%, 07/01/2048	1,800	1,824
Commission Successor Agency (credit			5.00%, 10/01/2028	1,875	2,078
support from BAM)			5.00%, 02/01/2030	2,000	2,220
5.00%, 09/01/2031(a)	1,000	1,128	5.00%, 11/01/2032(d)	1,135	1,244
Alameda Corridor Transportation Authority			5.00%, 12/01/2036(d)	5,000	5,354
5.00%, 10/01/2034	8,805	9,922	5.00%, 09/02/2038	3,000	3,247
5.00%, 10/01/2036	4,250	4,763	5.00%, 05/15/2040	3,500	3,885
Alameda Unified School District-Alameda			5.00%, 12/01/2041(d)	1,000	1,060
County/CA			5.00%, 10/01/2046	5,500	6,032
5.00%, 08/01/2032	1,795	2,079	5.25%, 12/01/2034	3,500	3,797
Alum Rock Union Elementary School			7.25%, 11/15/2041(d)	1,500	1,593
District			California Statewide Communities
5.25%, 08/01/2043	1,000	1,102	Development Authority (credit support from
Anaheim Public Financing Authority			CA MTG INS)
5.25%, 10/01/2034	1,000	1,027	6.25%, 08/15/2028(a)	2,250	2,254
Bay Area Toll Authority			California Statewide Communities
5.13%, 04/01/2039	3,000	3,077	Development Authority (credit support from
California Educational Facilities Authority			FHA INS)
5.00%, 10/01/2036	1,000	1,147	6.25%, 08/01/2024(a)	780	814
5.00%, 10/01/2038(b)	900	906	California Statewide Financing Authority
5.00%, 01/01/2039(b),(c)	2,020	2,052	6.00%, 05/01/2043	2,050	2,051
5.00%, 10/01/2045	1,000	1,134	6.00%, 05/01/2043	1,550	1,550
5.25%, 10/01/2039(b)	6,500	6,543	Chino Valley Unified School District
5.38%, 04/01/2034	1,000	1,064	5.25%, 08/01/2047	2,900	3,406
California Health Facilities Financing			City of Alhambra CA (credit support from
Authority			NATL)
5.00%, 08/15/2031	2,700	3,161	6.13%, 09/02/2018(a)	605	607
5.00%, 08/15/2033	1,750	2,016	City of Atwater CA Wastewater
5.00%, 08/15/2034	2,000	2,316	Revenue (credit support from AGM)
5.00%, 02/01/2035	2,000	2,233	5.00%, 05/01/2043(a)	1,000	1,123
5.00%, 11/15/2046(b)	4,504	5,046	City of Compton CA Water Revenue
5.00%, 08/15/2047	1,000	1,105	6.00%, 08/01/2039	1,250	1,282
5.00%, 11/15/2048	2,785	3,168	City of Irvine CA
5.75%, 09/01/2039	2,000	2,092	5.00%, 09/01/2049	1,000	1,067
6.00%, 07/01/2039	2,000	2,085	City of Los Angeles CA Wastewater System
6.50%, 10/01/2038	985	994	Revenue
California Health Facilities Financing			5.00%, 06/01/2034	2,000	2,312
Authority (credit support from CA MTG INS)			City of Los Angeles Department of Airports
5.00%, 07/01/2035(a)	1,000	1,132	5.00%, 05/15/2026	1,000	1,154
California Infrastructure & Economic			5.00%, 05/15/2026	3,500	4,094
Development Bank (credit support from			5.00%, 05/15/2028(e)	3,000	3,569
NATL ST INTERCEPT)			5.00%, 05/15/2036	1,500	1,683
5.00%, 08/15/2018(a)	500	501	5.00%, 05/15/2042	1,200	1,336
California Municipal Finance Authority			5.00%, 05/15/2044(b),(e)	3,100	3,497
5.00%, 12/31/2043	7,000	7,842	5.00%, 05/15/2047	3,500	3,919
5.25%, 11/01/2036	4,000	4,392	City of Riverside CA Sewer Revenue
California Pollution Control Financing			5.00%, 08/01/2040	4,000	4,469
Authority			City of San Francisco CA Public Utilities
3.00%, 11/01/2025	11,000	11,114	Commission Water Revenue
3.25%, 12/01/2027(c)	2,000	2,044	5.00%, 11/01/2034	1,800	2,111
4.30%, 07/01/2040	3,400	3,568	5.00%, 11/01/2036	2,010	2,203
5.00%, 07/01/2030(d)	2,000	2,144	City of Vernon CA Electric System Revenue
5.00%, 07/01/2037(d)	9,250	9,823	5.13%, 08/01/2021	350	359
California Public Finance Authority			5.13%, 08/01/2021	1,070	1,102
5.00%, 07/01/2047(d)	1,000	1,062	Coachella Valley Unified School
California School Finance Authority			District/CA (credit support from AGM)
5.00%, 07/01/2035(d)	1,925	2,106	0.00%, 08/01/2039(a),(f)	4,000	1,781
5.00%, 08/01/2036(d)	1,170	1,259	Compton Public Finance Authority
California State Public Works Board			4.50%, 09/01/2032(d)	8,000	8,205
5.00%, 11/01/2037	1,375	1,521	County of Sacramento CA Airport System
5.00%, 10/01/2039	4,500	5,073	Revenue
California State University			5.00%, 07/01/2036	1,350	1,539
5.00%, 11/01/2037	2,000	2,326	Dinuba Financing Authority
5.25%, 11/01/2038	2,000	2,059	5.38%, 09/01/2038	1,000	1,002

See accompanying notes.

Schedule of Investments
California Municipal Fund
July 31, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
Dinuba Redevelopment Agency (credit				Palomar Health (continued)
support from BAM)				5.00%, 11/01/2039	$2,000	$2,151
5.00%, 09/01/2033(a)	$2,000	$2,264		Pittsburg Successor Agency Redevelopment
East Bay Municipal Utility District Water				Agency (credit support from AGM)
System Revenue				5.00%, 09/01/2028(a)	1,000	1,159
3.00%, 06/01/2037	10	9		5.00%, 09/01/2029(a)	1,000	1,154
5.00%, 06/01/2036	1,000	1,064		Pittsburg Unified School District
El Monte Union High School District (credit				5.00%, 08/01/2043	2,900	3,250
support from AGC)				Pittsburg Unified School District (credit
5.50%, 06/01/2034(a)	2,000	2,069		support from AGM)
Escondido Union High School District				5.50%, 08/01/2031(a)	1,000	1,000
0.00%, 08/01/2041(f)	1,000	392		Pomona Public Financing Authority (credit
Foothill-De Anza Community College				support from NATL)
District				5.00%, 02/01/2021(a)	2,880	2,889
5.00%, 08/01/2040	1,500	1,650		Pomona Unified School District (credit
Golden State Tobacco Securitization Corp				support from NATL)
5.00%, 06/01/2027	2,000	2,315		6.15%, 08/01/2030(a)	1,000	1,147
5.00%, 06/01/2028	2,000	2,303		Port Commission of the City & County of San
5.00%, 06/01/2029	5,000	5,725		Francisco
5.00%, 06/01/2047	6,000	6,159		4.00%, 03/01/2035	1,000	1,026
5.25%, 06/01/2047	7,000	7,277		Port of Los Angeles
5.30%, 06/01/2037	4,000	4,177		5.00%, 08/01/2032	1,740	1,954
Golden State Tobacco Securitization				Poway Unified School District
Corp (credit support from ST APPROP)				0.00%, 08/01/2036(f)	4,000	2,021
5.00%, 06/01/2033(a)	2,000	2,255		Regents of the University of California
Indio Redevelopment Agency				Medical Center Pooled Revenue
5.63%, 08/15/2035	1,355	1,358		5.00%, 05/15/2035	4,540	5,197
Inland Valley Development Agency				Rialto Redevelopment Agency
5.25%, 09/01/2037	1,000	1,117		5.00%, 09/01/2037	1,000	1,164
Irvine Unified School District				Richmond Joint Powers Financing Authority
5.00%, 03/01/2057	1,000	1,109		6.25%, 07/01/2024	1,000	1,041
La Verne Public Financing Authority				Ripon Unified School District (credit support
7.25%, 09/01/2026	710	712		from BAM)
Lancaster Redevelopment Agency Successor				0.00%, 08/01/2033(a),(f)	855	441
Agency				0.00%, 08/01/2033(a),(f)	255	130
6.88%, 08/01/2039	545	574		Riverside Community Properties Development
Long Beach Bond Finance Authority				Inc
5.00%, 11/15/2035	2,815	3,404		6.00%, 10/15/2038	1,000	1,207
5.50%, 11/15/2030	1,010	1,247		Riverside County Public Financing
Los Angeles County Public Works Financing				Authority (credit support from BAM)
Authority				5.00%, 10/01/2029(a)	1,500	1,721
5.00%, 12/01/2033	2,000	2,316		Riverside County Transportation
5.00%, 08/01/2042	1,400	1,539		Commission
5.00%, 12/01/2045(b)	5,500	6,250		5.00%, 06/01/2032	1,500	1,596
Los Angeles County Sanitation Districts				Sacramento Area Flood Control Agency
Financing Authority				5.00%, 10/01/2033	2,000	2,329
5.00%, 10/01/2035	4,500	5,230		Salinas Valley Solid Waste Authority (credit
Los Angeles Department of Water				support from AGM)
5.38%, 07/01/2038	1,000	1,017		5.50%, 08/01/2031(a)	1,500	1,727
Los Angeles Department of Water & Power				San Diego Association of Governments South
Power System Revenue				Bay Expressway Revenue
5.00%, 07/01/2042	1,500	1,738		5.00%, 07/01/2036	1,500	1,743
Los Angeles Unified School District/CA				5.00%, 07/01/2037	2,300	2,663
5.00%, 07/01/2029	2,000	2,063		San Diego Convention Center Expansion
Marin Healthcare District				Financing Authority
5.00%, 08/01/2034	1,000	1,154		5.00%, 04/15/2025	5,000	5,561
Merced Union High School District				San Diego County Regional Airport
0.00%, 08/01/2032(f)	3,380	2,077		Authority
Norco Community Redevelopment Agency				5.00%, 07/01/2042	5,000	5,615
Successor Agency (credit support from BAM)				San Diego Public Facilities Financing
5.00%, 03/01/2032(a)	1,000	1,124		Authority Water Revenue
Norco Financing Authority (credit support				5.38%, 08/01/2034	2,000	2,080
from AGM)				San Diego Redevelopment Agency Successor
5.63%, 10/01/2034(a)	1,000	1,044		Agency
Norman Y Mineta San Jose International				6.40%, 09/01/2019	530	532
Airport SJC				San Francisco Bay Area Rapid Transit District
5.00%, 03/01/2041	6,000	6,738		Sales Tax Revenue
5.00%, 03/01/2047	1,500	1,706		5.00%, 07/01/2028	1,755	1,872
Oakland Unified School District/Alameda				San Francisco City & County Airport Comm-
County				San Francisco International Airport
5.00%, 08/01/2040	3,400	3,870		5.00%, 05/01/2031	1,000	1,146
Palomar Health
5.00%, 11/01/2036	3,000	3,242

See accompanying notes.

Schedule of Investments California Municipal Fund July 31, 2018 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
California (continued)				Guam (continued)
San Francisco City & County Airport Comm-				Port Authority of Guam
San Francisco International				5.00%, 07/01/2048	$1,000	$1,095
Airport (continued)						$3,844
5.00%, 05/01/2047	$1,500	$1,679		TOTAL MUNICIPAL BONDS		$426,032
San Francisco City & County Redevelopment				Total Investments		$426,090
Agency Successor Agency				Liability for Floating Rate Notes Issued in Conjunction with
5.00%, 08/01/2044	1,500	1,619		Securities Held - (3.41)%
San Francisco City & County Redevelopment				Notes with interest rates of 0.94% - 0.97% at	$(14,090)	$(14,090)
Financing Authority				July 31, 2018 and contractual maturity of
6.50%, 08/01/2039	1,000	1,051		collateral of 2018-2023.(g)
San Joaquin Hills Transportation Corridor				Total Net Investments		$412,000
Agency				Other Assets and Liabilities - 0.20%		$843
5.00%, 01/15/2034	6,185	6,807		TOTAL NET ASSETS - 100.00%		$412,843
San Luis Obispo County Financing
Authority (credit support from AGM)
5.00%, 08/01/2030(a)	1,000	1,085		(a)	Credit support indicates investments that benefit from credit enhancement
San Luis Obispo County Financing				or liquidity support provided by a third party bank, institution, or
Authority (credit support from BAM)				government agency.
5.00%, 09/01/2037(a)	1,000	1,121		(b)	Security or portion of underlying security related to Inverse Floaters
Semitropic Improvement District				entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 12/01/2038	2,000	2,093		information.
Southern California Public Power Authority				(c)	Certain variable rate securities are not based on a published reference
5.00%, 11/01/2029	2,380	2,767		rate and spread but are determined by the issuer or agent and are based
5.25%, 07/01/2029	695	762		on current market conditions. These securities do not indicate a reference
5.25%, 07/01/2031	695	761		rate and spread in their description.
State of California				(d)	Security exempt from registration under Rule 144A of the Securities Act of
1.10%, 05/01/2034(c)	10,000	10,000		1933. These securities may be resold in transactions exempt from
2.45%, 12/01/2031	710	710		registration, normally to qualified institutional buyers. At the end of the
4.00%, 09/01/2033	2,330	2,493		period, the value of these securities totaled $33,850 or 8.20% of net assets.
5.00%, 09/01/2034	5,000	5,826		(e) Security purchased on a when-issued basis.
5.00%, 02/01/2038	1,450	1,607		(f) Non-income producing security
5.00%, 04/01/2043	3,380	3,753		(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.25%, 11/01/2040	1,500	1,615		effect at July 31, 2018.
5.75%, 04/01/2031	675	694
6.00%, 03/01/2033	2,000	2,138
6.00%, 04/01/2038	1,940	1,996
6.00%, 04/01/2038	1,060	1,093		Portfolio Summary (unaudited)
Stockton East Water District (credit support				Sector		Percent
from NATL)				Revenue Bonds		68.36%
5.25%, 04/01/2022(a)	1,780	1,786		General Obligation Unlimited		12.17%
Stockton Unified School District (credit				Prerefunded		10.30%
support from AGM)				Insured		9.21%
5.00%, 08/01/2038(a)	1,500	1,672		Special Assessment		1.35%
Tobacco Securitization Authority of Southern				Special Tax		0.92%
California				Tax Allocation		0.88%
5.13%, 06/01/2046	1,500	1,508		Investment Companies		0.02%
Travis Unified School District (credit support				Liability For Floating Rate Notes Issued		(3.41)%
from AGM)				Other Assets and Liabilities		0.20%
5.00%, 09/01/2029(a)	1,000	1,156		TOTAL NET ASSETS		100.00%
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000	1,138
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000	1,090
University of California
5.00%, 05/15/2044	1,000	1,126
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225	1,280
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,771
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500	1,691
		$422,188
Guam - 0.94%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525	2,749

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

COMMON STOCKS - 0.06%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.06%			BONDS (continued)	Amount (000's) Value (000's)
Chaparral Energy Inc - A Shares (a),(b)	60,154	$1,098	Agriculture - 1.86%
Chaparral Energy Inc - A Shares (a),(b),(c)	460	8	Altria Group Inc
Chaparral Energy Inc - B Shares (a),(b)	12,649	221	2.85%, 08/09/2022		$5,475	$5,349
Patterson-UTI Energy Inc	29,049	500	4.00%, 01/31/2024		165	168
		$1,827	4.50%, 05/02/2043		1,215	1,172
TOTAL COMMON STOCKS		$1,827	5.38%, 01/31/2044		8,185	9,000
INVESTMENT COMPANIES - 4.70%	Shares Held	Value (000's)	BAT Capital Corp
			2.95%, 08/14/2020(g)		110	110
Exchange Traded Funds - 0.00%			3 Month LIBOR + 0.59%
SPDR Bloomberg Barclays High Yield Bond	6,000	216
ETF			3.22%, 08/15/2024(g)		3,025	2,889
			4.39%, 08/15/2037(g)		820	786
			4.54%, 08/15/2047(g)		3,235	3,087
Money Market Funds - 4.70%
Principal Government Money Market Fund	144,693,102	144,693	BAT International Finance PLC
1.76%(d),(e)			0.88%, 10/13/2023	EUR	250	292
			2.25%, 01/16/2030		600	696
			2.75%, 06/15/2020(g)		$485	480
TOTAL INVESTMENT COMPANIES		$144,909
PREFERRED STOCKS - 0.34%	Shares Held	Value (000's)	6.00%, 11/24/2034	GBP	200	347

Agriculture - 0.03%			Imperial Brands Finance PLC
Pinnacle Operating Corp 0.00% (a),(b),(c)	925,862	$787	3.38%, 02/26/2026	EUR	150	195
			3.75%, 07/21/2022(g)		$3,065	3,041
			4.25%, 07/21/2025(g)		3,107	3,088
Banks - 0.11%
Bank of America Corp 6.50% (f)	35,000	913	4.88%, 06/07/2032	GBP	150	226
Morgan Stanley 6.38% (f)	50,000	1,343	5.50%, 09/28/2026		100	154
3 Month LIBOR + 3.71%			MHP Lux SA
			6.95%, 04/03/2026(g)		$1,400	1,349
State Street Corp 5.90% (f)	35,000	950
			MHP SE
3 Month LIBOR + 3.11%			7.75%, 05/10/2024(g)		1,075	1,102
		$3,206	Philip Morris International Inc
Electric - 0.04%			1.88%, 02/25/2021		3,550	3,445
SCE Trust III 5.75% (f)	50,000	1,353
			2.38%, 08/17/2022		1,745	1,674
3 Month LIBOR + 2.99%			4.38%, 11/15/2041		280	274
			Pinnacle Operating Corp
Sovereign - 0.12%			9.00%, 05/15/2023(g)		1,329	1,230
CoBank ACB 6.20% (f)	35,000	3,713
			Reynolds American Inc
3 Month LIBOR + 3.74%			3.25%, 06/12/2020		1,558	1,558
			5.70%, 08/15/2035		3,035	3,311
Telecommunications - 0.04%			5.85%, 08/15/2045		20	22
Verizon Communications Inc 5.90%,	50,000	1,294	6.88%, 05/01/2020		9,940	10,542
2/15/2054			7.00%, 08/04/2041		1,475	1,792
						$57,379
TOTAL PREFERRED STOCKS		$10,353	Airlines - 0.63%
	Principal		American Airlines 2013-1 Class B Pass
BONDS - 65.29%	Amount (000's)	Value (000's)	Through Trust
Advertising - 0.01%			5.63%, 07/15/2022(g)		270	275
Lamar Media Corp			American Airlines 2013-2 Class A Pass
5.00%, 05/01/2023	$155	$157	Through Trust
Outfront Media Capital LLC / Outfront Media			4.95%, 07/15/2024		1,326	1,363
Capital Corp			American Airlines 2014-1 Class A Pass
5.25%, 02/15/2022	115	116	Through Trust
		$273	3.70%, 04/01/2028		1,391	1,362
Aerospace & Defense - 0.31%			American Airlines 2015-1 Class A Pass
Air 2 US			Through Trust
8.03%, 10/01/2020(g)	42	42	3.38%, 11/01/2028		3,179	3,066
8.63%, 10/01/2020(g)	55	55	American Airlines 2015-1 Class B Pass
Arconic Inc			Through Trust
5.40%, 04/15/2021	250	255	3.70%, 11/01/2024		195	193
BBA US Holdings Inc			American Airlines 2016-3 Class A Pass
5.38%, 05/01/2026(g)	10	10	Through Trust
Bombardier Inc			3.25%, 04/15/2030		1,213	1,146
6.13%, 01/15/2023(g)	55	56	American Airlines 2017-1 Class AA Pass
7.50%, 12/01/2024(g)	825	877	Through Trust
7.50%, 03/15/2025(g)	795	835	3.65%, 08/15/2030		2,162	2,103
8.75%, 12/01/2021(g)	1,195	1,319	Continental Airlines 2007-1 Class A Pass
Rockwell Collins Inc			Through Trust
3.50%, 03/15/2027	150	144	5.98%, 10/19/2023(c),(h)		1,455	1,536
TransDigm Inc			United Airlines 2014-2 Class A Pass Through
6.50%, 07/15/2024	110	113	Trust
Triumph Group Inc			3.75%, 03/03/2028		2,083	2,068
5.25%, 06/01/2022	385	345	United Airlines 2016-1 Class AA Pass
7.75%, 08/15/2025	2,050	1,912	Through Trust
United Technologies Corp			3.10%, 01/07/2030		890	844
2.80%, 05/04/2024	3,130	2,969	United Airlines 2018-1 Class A Pass Through
5.40%, 05/01/2035	585	634	Trust
		$9,566	3.70%, 09/01/2031		2,275	2,208

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Airlines (continued)			Automobile Asset Backed Securities (continued)
United Airlines 2018-1 Class AA Pass			Ford Credit Auto Owner Trust 2016-A
Through Trust			1.39%, 07/15/2020		$731	$727
3.50%, 09/01/2031	$2,280	$2,210	GM Financial Automobile Leasing Trust
US Airways 2001-1G Pass Through Trust			2016-3
7.08%, 09/20/2022	84	89	1.97%, 05/20/2020		2,100	2,084
US Airways 2013-1 Class A Pass Through			2.38%, 05/20/2020		1,250	1,241
Trust			GM Financial Automobile Leasing Trust
3.95%, 05/15/2027	1,075	1,071	2017-1
		$19,534	2.48%, 08/20/2020		3,500	3,469
Apparel - 0.00%			2.74%, 08/20/2020		3,600	3,569
Hanesbrands Inc			GM Financial Automobile Leasing Trust
4.88%, 05/15/2026(g)	35	34	2017-3
Under Armour Inc			2.33%, 01/21/2020		9,393	9,396
3.25%, 06/15/2026	15	13	1.00 x 1 Month LIBOR + 0.24%
		$47	GM Financial Automobile Leasing Trust
Automobile Asset Backed Securities - 5.64%			2018-2
AmeriCredit Automobile Receivables 2015-4			2.31%, 07/20/2020		5,000	5,001
2.11%, 01/08/2021	1,575	1,572	1.00 x 1 Month LIBOR + 0.22%
2.88%, 07/08/2021	1,750	1,748	GM Financial Consumer Automobile
AmeriCredit Automobile Receivables 2016-1			Receivables Trust 2018-2
2.89%, 01/10/2022	5,700	5,691	3.31%, 12/18/2023		2,250	2,234
AmeriCredit Automobile Receivables Trust			Hertz Fleet Lease Funding LP
2014-2			2.55%, 05/10/2032(g)		5,500	5,504
2.18%, 06/08/2020	682	681	1.00 x 1 Month LIBOR + 0.50%
AmeriCredit Automobile Receivables Trust			2.74%, 04/10/2031(g)		9,021	9,031
2015-2			1.00 x 1 Month LIBOR + 0.65%
2.40%, 01/08/2021	7,850	7,832	Hyundai Auto Lease Securitization Trust
AmeriCredit Automobile Receivables Trust			2017	-A
2016-2			1.56%, 07/15/2019(g)		144	144
2.87%, 11/08/2021	4,325	4,315	Hyundai Auto Lease Securitization Trust
Americredit Automobile Receivables Trust			2017	-C
2016-4			2.24%, 03/16/2020(g)		6,628	6,627
1.34%, 04/08/2020	203	203	1.00 x 1 Month LIBOR + 0.17%
2.41%, 07/08/2022	7,000	6,884	Nissan Auto Lease Trust 2017-A
AmeriCredit Automobile Receivables Trust			2.27%, 09/16/2019		3,439	3,439
2017-1			1.00 x 1 Month LIBOR + 0.20%
1.51%, 05/18/2020	260	260	Santander Drive Auto Receivables Trust 2014-
2.71%, 08/18/2022	3,000	2,961	5
AmeriCredit Automobile Receivables Trust			2.46%, 06/15/2020		801	801
2017-4			Santander Drive Auto Receivables Trust 2016-
2.26%, 05/18/2021	7,751	7,750	2
1.00 x 1 Month LIBOR + 0.18%			2.66%, 11/15/2021		3,500	3,488
ARI Fleet Lease Trust 2016-A			Santander Drive Auto Receivables Trust 2017-
1.82%, 07/15/2024(g)	196	196	1
Capital Auto Receivables Asset Trust 2015-3			2.58%, 05/16/2022		5,000	4,965
1.94%, 01/21/2020	170	170	Santander Drive Auto Receivables Trust 2018-
CarMax Auto Owner Trust			2
2.43%, 10/15/2021(c),(h)	8,000	8,000	2.32%, 10/15/2020		5,550	5,552
1.00 x 1 Month LIBOR + 0.20%			1.00 x 1 Month LIBOR + 0.25%
CarMax Auto Owner Trust 2014-4			3.35%, 07/17/2023		2,000	1,992
2.44%, 11/16/2020	2,000	1,996	Santander Drive Auto Receivables Trust 2018-
CarMax Auto Owner Trust 2017-1			3
1.98%, 11/15/2021	200	198	2.34%, 03/15/2021		15,000	15,000
Chesapeake Funding II LLC			1.00 x 1 Month LIBOR + 0.27%
3.22%, 03/15/2028(g)	3,183	3,193	Santander Retail Auto Lease Trust 2017-A
1.00 x 1 Month LIBOR + 1.15%			2.36%, 03/20/2020(g)		7,279	7,279
Drive Auto Receivables Trust			1.00 x 1 Month LIBOR + 0.27%
3.00%, 11/15/2021	1,955	1,955	2.68%, 01/20/2022(g)		2,625	2,592
Drive Auto Receivables Trust 2016-C			Tesla Auto Lease Trust 2018-A
2.37%, 11/16/2020(g)	2,253	2,252	2.97%, 04/20/2020(g)		500	498
Drive Auto Receivables Trust 2017-2			3.30%, 05/20/2020(g)		563	561
2.25%, 06/15/2021	5,150	5,142	World Omni Auto Receivables Trust 2014-B
Drive Auto Receivables Trust 2017-3			1.14%, 01/15/2020		55	55
2.30%, 05/17/2021	2,275	2,270				$173,679
Drive Auto Receivables Trust 2017-A			Automobile Floor Plan Asset Backed Securities - 0.01%
2.51%, 01/15/2021(g)	2,755	2,754	GMF Floorplan Owner Revolving Trust
Drive Auto Receivables Trust 2018-1			1.96%, 05/17/2021(g)		250	248
2.23%, 04/15/2020	4,060	4,058
Drive Auto Receivables Trust 2018-2			Automobile Manufacturers - 1.15%
2.83%, 09/15/2020	4,550	4,548	BCD Acquisition Inc
Enterprise Fleet Financing LLC			9.63%, 09/15/2023(g)		90	95
2.13%, 05/22/2023(g)	1,820	1,801

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value(000	's)
Automobile Manufacturers (continued)				Banks (continued)
Daimler Finance North America LLC				Barclays PLC
2.25%, 03/02/2020(g)		$2,940	$2,892	3.25%, 01/17/2033		$150	$183
2.70%, 08/03/2020(g)		5,470	5,384	4.84%, 05/09/2028		910	867
2.85%, 01/06/2022(g)		2,175	2,124	BBVA Banco Continental SA
Ford Motor Co				5.00%, 08/26/2022(g)		975	1,010
5.29%, 12/08/2046		1,215	1,122	BNP Paribas SA
Ford Motor Credit Co LLC				6.75%, 12/31/2049(f),(g),(k)		2,995	3,062
2.60%, 11/04/2019		1,275	1,265	USSW5 Index Spread + 4.92%
3.34%, 03/28/2022		1,725	1,682	BPCE SA
General Motors Co				2.50%, 07/15/2019		5,495	5,461
3.50%, 10/02/2018		4,320	4,328	4.88%, 04/01/2026(g)		1,305	1,311
6.25%, 10/02/2043		1,020	1,065	5.25%, 04/16/2029	GBP	200	297
6.60%, 04/01/2036		1,820	1,971	CIT Group Inc
General Motors Financial Co Inc				3.88%, 02/19/2019		$160	160
3.33%, 01/05/2023		5,485	5,511	4.13%, 03/09/2021		385	385
3 Month LIBOR + 0.99%				5.25%, 03/07/2025		185	189
3.45%, 01/14/2022		1,670	1,649	5.80%, 12/31/2049(f),(k)		500	491
3.85%, 01/05/2028		1,850	1,722	3 Month LIBOR + 3.97%
3.95%, 04/13/2024		150	147	6.13%, 03/09/2028		375	394
Jaguar Land Rover Automotive PLC				Citigroup Inc
4.50%, 10/01/2027(g)		735	652	3.29%, 07/24/2023		3,155	3,174
Mclaren Finance PLC				3 Month LIBOR + 0.95%
5.75%, 08/01/2022(g)		385	379	3.52%, 10/27/2028(k)		3,520	3,314
Navistar International Corp				3 Month LIBOR + 1.15%
6.63%, 11/01/2025(g)		1,958	2,044	4.13%, 07/25/2028		4,790	4,614
Toyota Motor Credit Corp				4.65%, 07/23/2048		2,320	2,360
2.73%, 01/17/2019		1,320	1,322	4.75%, 05/18/2046		1,695	1,667
3 Month LIBOR + 0.39%				Cooperatieve Rabobank UA
2.95%, 04/13/2021		150	149	4.63%, 05/23/2029	GBP	250	363
			$35,503	4.75%, 01/15/2020(g)		$5,966	6,099
Automobile Parts & Equipment - 0.14%				5.50%, 12/31/2049(f),(k)	EUR	425	534
Allison Transmission Inc				EUR Swap Annual 5YR + 5.25%
5.00%, 10/01/2024(g)		1,080	1,061	Corp Financiera de Desarrollo SA
American Axle & Manufacturing Inc				4.75%, 07/15/2025(g)		$475	485
6.25%, 04/01/2025		2,125	2,067	Credit Suisse AG
Dana Inc				5.75%, 09/18/2025(k)	EUR	450	578
5.50%, 12/15/2024		850	833	EUR Swap Annual 5YR + 4.00%
Goodyear Tire & Rubber Co/The				Credit Suisse Group AG
5.13%, 11/15/2023		135	133	2.13%, 09/12/2025(k)	GBP	150	189
IHO Verwaltungs GmbH				GBP Swap 1YR + 1.23%
4.75%, PIK 5.50%, 09/15/2026(g),(i),(j)		5	5	3.54%, 12/14/2023(g)		$750	756
Schaeffler Finance BV				3 Month LIBOR + 1.20%
4.75%, 05/15/2023(g)		245	242	4.21%, 06/12/2024(g),(k)		400	400
Titan International Inc				3 Month LIBOR + 1.24%
6.50%, 11/30/2023(g)		60	60	7.13%, 12/31/2049(f),(k)		4,115	4,265
			$4,401	USSW5 Index Spread + 5.11%
Banks - 8.54%				DBS Group Holdings Ltd
Banco Bilbao Vizcaya Argentaria SA				4.52%, 12/11/2028(g),(k)		4,155	4,187
3.50%, 04/11/2024(k)	EUR	200	238	USD ICE SWAP Rate NY 5 + 1.59%
EUR Swap Annual 5YR + 2.55%				Discover Bank
Banco Santander SA				3.10%, 06/04/2020		450	448
2.50%, 03/18/2025		100	119	First Republic Bank/CA
6.25%, 12/31/2049(f),(k)		600	714	4.63%, 02/13/2047		250	244
EUR Swap Annual 5YR + 5.41%				Goldman Sachs Group Inc/The
Bank of America Corp				2.50%, 10/18/2021	EUR	200	250
3.13%, 02/05/2026		$2,485	2,450	2.91%, 06/05/2023(k)		$195	188
3 Month LIBOR + 0.77%				3 Month LIBOR + 1.05%
3.42%, 12/20/2028(k)		1,775	1,669	3.34%, 07/24/2023		2,990	3,015
3 Month LIBOR + 1.04%				3 Month LIBOR + 1.00%
4.20%, 08/26/2024		14,910	14,980	4.25%, 01/29/2026	GBP	200	288
4.25%, 10/22/2026		6,846	6,784	5.00%, 12/31/2049(f),(k)		$1,000	933
5.88%, 12/31/2049(f),(k)		5,040	4,990	3 Month LIBOR + 2.87%
3 Month LIBOR + 2.93%				5.38%, 12/31/2049(f),(k)		8,445	8,614
Bank of New York Mellon Corp/The				3 Month LIBOR + 3.92%
4.62%, 12/31/2049(f),(k)		5,735	5,464	6.75%, 10/01/2037		3,935	4,812
3 Month LIBOR + 3.13%				HBOS PLC
4.95%, 12/31/2049(f),(k)		11,060	11,337	4.50%, 03/18/2030(k)	EUR	500	655
3 Month LIBOR + 3.42%				Euribor 3 Month + 1.37%
Banque Centrale de Tunisie International				HSBC Holdings PLC
Bond				4.58%, 06/19/2029(k)		$2,740	2,781
5.75%, 01/30/2025		250	228	3 Month LIBOR + 1.53%
				6.50%, 12/31/2049(f),(k)		5,520	5,415
				USD ICE SWAP Rate NY 5 + 3.61%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
ING Groep NV				UBS AG/Stamford CT
6.00%, 12/31/2049(f),(k)		$875	$883	2.35%, 03/26/2020		$5,135	$5,078
USSW5 Index Spread + 4.45%				UBS Group Funding Switzerland AG
Intesa Sanpaolo SpA				3.29%, 08/15/2023(g)		10,395	10,421
3.13%, 07/14/2022(g)		1,050	979	3 Month LIBOR + 0.95%
3.93%, 09/15/2026	EUR	300	358	5.75%, 12/31/2049(f),(k)	EUR	675	871
5.02%, 06/26/2024(g)		$380	351	EUR Swap Annual 5YR + 5.29%
5.71%, 01/15/2026(g)		3,490	3,241	6.88%, 12/31/2049(f),(k)		$5,175	5,285
JPMorgan Chase & Co				USSW5 Index Spread + 4.59%
3.18%, 01/10/2025		2,010	2,008	UniCredit SpA
3 Month LIBOR + 0.85%				5.86%, 06/19/2032(g),(k)		2,540	2,292
4.62%, 12/31/2049(f),(k)		2,305	2,151	USD ICE SWAP Rate NY 5 + 3.70%
3 Month LIBOR + 2.58%				Wells Fargo & Co
4.95%, 06/01/2045		1,625	1,708	4.40%, 06/14/2046		2,530	2,419
5.00%, 12/31/2049(f),(k)		40	40	6.11%, 12/31/2049(f)		865	872
3 Month LIBOR + 3.32%				3 Month LIBOR + 3.77%
5.63%, 08/16/2043		3,065	3,467	Westpac Banking Corp/New Zealand
Lloyds Banking Group PLC				5.00%, 12/31/2049(f),(k)		3,715	3,341
4.58%, 12/10/2025		3,985	3,940	USD ICE SWAP Rate NY 5 + 2.89%
4.65%, 03/24/2026		5,855	5,804				$263,148
7.00%, 12/31/2049(f),(k)	GBP	200	271	Beverages - 1.33%
GBP Swap 5YR + 5.06%				Anheuser-Busch InBev Finance Inc
Morgan Stanley				2.65%, 02/01/2021		4,900	4,836
1.88%, 04/27/2027	EUR	500	593	3.65%, 02/01/2026		1,815	1,782
3.58%, 05/08/2024		$5,665	5,767	4.70%, 02/01/2036		3,055	3,155
3 Month LIBOR + 1.22%				4.90%, 02/01/2046		6,265	6,538
3.70%, 10/23/2024		280	277	Anheuser-Busch InBev SA/NV
3.77%, 01/24/2029(k)		7,875	7,600	2.75%, 03/17/2036	EUR	500	618
3 Month LIBOR + 1.14%				2.85%, 05/25/2037	GBP	200	252
3.95%, 04/23/2027		1,600	1,541	Anheuser-Busch InBev Worldwide Inc
5.00%, 11/24/2025		6,800	7,067	3.08%, 01/12/2024		$110	111
5.55%, 12/31/2049(f),(k)		4,381	4,491	3 Month LIBOR + 0.74%
3 Month LIBOR + 3.81%				4.38%, 04/15/2038		1,605	1,592
5.75%, 01/25/2021		305	322	4.60%, 04/15/2048		95	95
6.38%, 07/24/2042		1,790	2,253	4.75%, 04/15/2058		2,305	2,320
Royal Bank of Scotland Group PLC				Bacardi Ltd
3.63%, 03/25/2024(k)	EUR	700	834	4.70%, 05/15/2028(g)		1,505	1,493
EUR Swap Annual 5YR + 2.65%				5.15%, 05/15/2038(g)		935	910
3.81%, 05/15/2023		$7,555	7,611	5.30%, 05/15/2048(g)		1,075	1,046
3 Month LIBOR + 1.47%				Central American Bottling Corp
5.13%, 05/28/2024		9,594	9,766	5.75%, 01/31/2027(g)		525	525
6.13%, 12/15/2022		300	317	5.75%, 01/31/2027		675	675
7.50%, 12/31/2049(f),(k)		5,766	5,953	Coca-Cola Icecek AS
USSW5 Index Spread + 5.80%				4.75%, 10/01/2018(g)		1,050	1,049
Santander UK Group Holdings PLC				Constellation Brands Inc
7.38%, 12/31/2049(f),(k)	GBP	200	275	3.88%, 11/15/2019		320	323
GBP Swap 5YR + 5.54%				Corp Lindley SA
Santander UK PLC				6.75%, 11/23/2021(g)		307	328
5.00%, 11/07/2023(g)		$12,025	12,205	6.75%, 11/23/2021		379	405
Skandinaviska Enskilda Banken AB				Diageo Capital PLC
2.50%, 05/28/2026(k)	EUR	250	305	3.00%, 05/18/2020		1,620	1,620
EUR Swap Annual 5YR + 1.45%				3.50%, 09/18/2023		1,775	1,780
5.75%, 12/31/2049(f),(k)		$9,197	9,185	Keurig Dr Pepper Inc
USSW5 Index Spread + 3.85%				3.55%, 05/25/2021(g)		5,390	5,408
Societe Generale SA				4.06%, 05/25/2023(g)		1,645	1,654
6.75%, 12/31/2049(f),(g),(k)		3,235	3,098	4.42%, 05/25/2025(g)		1,895	1,926
USSW5 Index Spread + 3.93%				Molson Coors Brewing Co
Standard Chartered PLC				1.25%, 07/15/2024	EUR	175	203
4.87%, 03/15/2033(g),(k)		340	331	PepsiCo Inc
3 Month LIBOR + 1.97%				3.00%, 10/15/2027		$15	14
Svenska Handelsbanken AB				Pernod Ricard SA
2.66%, 01/15/2024(k)	EUR	500	591	5.75%, 04/07/2021(g)		150	158
EUR Swap Annual 5YR + 1.43%							$40,816
Synchrony Bank				Biotechnology - 0.41%
3.00%, 06/15/2022		$3,175	3,033	Amgen Inc
Toronto-Dominion Bank/The				2.20%, 05/11/2020		3,780	3,717
4.86%, 03/04/2031(k)	CAD	275	225	4.66%, 06/15/2051		960	974
Canada Bankers Acceptances 3 Month + 3.49%				Celgene Corp
UBS AG				2.88%, 08/15/2020		1,905	1,890
4.75%, 02/12/2026(k)	EUR	250	317	3.45%, 11/15/2027		70	66
EUR Swap Annual 5YR + 3.40%				3.90%, 02/20/2028		180	174
				4.35%, 11/15/2047		2,035	1,868

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Biotechnology (continued)				Coal - 0.03%
Celgene Corp (continued)				Alliance Resource Operating Partners LP /
5.00%, 08/15/2045		$2,525	$2,546	Alliance Resource Finance Corp
5.25%, 08/15/2043		115	116	7.50%, 05/01/2025(g)	$910	$961
Gilead Sciences Inc
1.85%, 09/20/2019		1,230	1,215	Commercial Mortgage Backed Securities - 5.67%
2.50%, 09/01/2023		30	29	Banc of America Commercial Mortgage Trust
			$12,595	2016-UBS10
				4.91%, 07/15/2049(i)	3,000	3,055
Building Materials - 0.15%
BMC East LLC				BANK 2017-BNK5
5.50%, 10/01/2024(g)		30	29	3.39%, 06/15/2060	2,350	2,280
Cemex SAB de CV				BANK 2017-BNK9
				4.03%, 11/15/2054(i)	2,000	1,986
5.70%, 01/11/2025		1,200	1,218
6.13%, 05/05/2025(g)		740	765	BENCHMARK 2018-B4
Jeld-Wen Inc				4.12%, 07/15/2051	1,250	1,281
4.63%, 12/15/2025(g)		345	328	CFCRE Commercial Mortgage Trust 2011-
4.88%, 12/15/2027(g)		210	195	C2
				5.76%, 12/15/2047(g),(i)	975	1,027
Johnson Controls International plc
1.00%, 09/15/2023	EUR	400	469	Citigroup Commercial Mortgage Trust 2015-
5.13%, 09/14/2045		$20	21	GC29
				4.14%, 04/10/2048(i)	2,000	1,953
Masco Corp
3.50%, 04/01/2021		50	50	Citigroup Commercial Mortgage Trust 2015-
Owens Corning				GC35
7.00%, 12/01/2036		1,170	1,344	3.82%, 11/10/2048	1,000	1,008
Standard Industries Inc/NJ				Citigroup Commercial Mortgage Trust 2016-
4.75%, 01/15/2028(g)		35	32	GC37
6.00%, 10/15/2025(g)		150	152	3.58%, 04/10/2049	1,750	1,713
			$4,603	Citigroup Commercial Mortgage Trust 2017-
				C4
Chemicals - 0.59%				1.12%, 10/12/2050(i),(l)	12,950	945
Alpha 2 BV
8.75%, PIK 9.50%, 06/01/2023(g),(i),(j)		465	466	COMM 2012-CCRE3 Mortgage Trust
				4.76%, 10/15/2045(g),(i)	2,715	2,582
Aruba Investments Inc
8.75%, 02/15/2023(g)		1,310	1,343	COMM 2012-CCRE5 Mortgage Trust
				3.22%, 12/10/2045(g)	2,000	1,959

Ashland LLC				COMM 2013-CCRE11 Mortgage Trust
4.75%, 08/15/2022		60	60	1.11%, 08/10/2050(i),(l)	57,858	2,188
Blue Cube Spinco LLC				4.72%, 08/10/2050(i)	5,000	5,220
9.75%, 10/15/2023		565	640
				COMM 2013-CCRE6 Mortgage Trust
Braskem Finance Ltd				4.07%, 03/10/2046 (g),(i)	500	464
6.45%, 02/03/2024		2,575	2,777
				COMM 2013-CCRE8 Mortgage Trust
CF Industries Inc				3.95%, 06/10/2046 (g),(i)	3,000	3,005
5.15%, 03/15/2034		1,380	1,276
				COMM 2013-LC6 Mortgage Trust
7.13%, 05/01/2020		243	257	4.30%, 01/10/2046 (g),(i)	1,470	1,397
Consolidated Energy Finance SA
6.09%, 06/15/2022(g)		250	250	COMM 2014-CCRE16 Mortgage Trust
3 Month LIBOR + 3.75%				4.05%, 04/10/2047	600	615
6.50%, 05/15/2026(g)		1,060	1,047	COMM 2014-CCRE17 Mortgage Trust
				4.74%, 05/10/2047(i)	2,400	2,396
6.88%, 06/15/2025(g)		1,540	1,567
				COMM 2014-LC17 Mortgage Trust
Equate Petrochemical BV				4.49%, 10/10/2047(i)	5,000	5,067
3.00%, 03/03/2022(g)		925	890
				COMM 2014-UBS5 Mortgage Trust
3.00%, 03/03/2022		375	361	1.02%, 09/10/2047(i),(l)	68,641	2,505
GCP Applied Technologies Inc
5.50%, 04/15/2026(g)		930	921	COMM 2015-CCRE22 Mortgage Trust
				4.12%, 03/10/2048(i)	1,611	1,553
Hexion Inc
6.63%, 04/15/2020		100	94	COMM 2015-LC23 Mortgage Trust
Israel Chemicals Ltd				3.77%, 10/10/2048	2,000	2,011
6.38%, 05/31/2038(g)		1,275	1,272	COMM 2015-PC1 Mortgage Trust
				4.29%, 07/10/2050(i)	2,000	2,034
Mexichem SAB de CV
5.88%, 09/17/2044		1,200	1,167	COMM 2018-COR3 Mortgage Trust
NOVA Chemicals Corp				4.23%, 05/10/2051	5,000	5,131
5.25%, 08/01/2023(g)		385	385	Credit Suisse Commercial Mortgage Trust
5.25%, 06/01/2027(g)		870	814	Series 2006-C5
				0.64%, 12/15/2039(i),(l)	1,489	—
Olin Corp
5.00%, 02/01/2030		320	302	CSAIL 2018-CX11 Commercial Mortgage
				Trust
5.13%, 09/15/2027		40	39	4.03%, 04/15/2051(i)	1,000	1,013
Platform Specialty Products Corp
6.50%, 02/01/2022(g)		65	67	DBUBS 2011-LC2 Mortgage Trust
				5.53%, 07/10/2044(g),(i)	5,000	5,141
Syngenta Finance NV
5.18%, 04/24/2028(g)		2,200	2,134	GE Commercial Mortgage Corp Series 2007-
				C1 Trust
			$18,129	5.61%, 12/10/2049(i)	5,733	5,698
				GS Mortgage Securities Corp II
				4.16%, 07/10/2051(i)	3,000	3,068
				GS Mortgage Securities Trust 2011-GC5
				1.34%, 08/10/2044(g),(i),(l)	91,164	2,929

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2012-GCJ7			Morgan Stanley Bank of America Merrill
2.18%, 05/10/2045(i),(l)	$13,231	$663	Lynch Trust 2014-C15
GS Mortgage Securities Trust 2013-GC16			1.06%, 04/15/2047(i),(l)	$52,138	$2,096
1.34%, 11/10/2046(i),(l)	26,497	937	4.05%, 04/15/2047	3,000	3,059
5.35%, 11/10/2046(i)	800	798	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2013-GCJ12			Lynch Trust 2014-C16
3.78%, 06/10/2046(i)	555	549	1.14%, 06/15/2047(i),(l)	24,685	1,012
GS Mortgage Securities Trust 2014-GC26			4.75%, 06/15/2047(i)	4,250	4,228
1.03%, 11/10/2047(i),(l)	48,482	2,287	Morgan Stanley Bank of America Merrill
GS Mortgage Securities Trust 2015-GC34			Lynch Trust 2014-C18
3.51%, 10/10/2048	1,482	1,466	4.44%, 10/15/2047(i)	3,864	3,884
GS Mortgage Securities Trust 2015-GS1			Morgan Stanley Bank of America Merrill
3.73%, 11/10/2048	3,000	3,002	Lynch Trust 2015-C20
JP Morgan Chase Commercial Mortgage			3.61%, 02/15/2048	2,000	1,975
Securities Trust 2005-CIBC12			4.16%, 02/15/2048	1,975	1,963
5.45%, 09/12/2037(i)	243	5	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2015-C26
Securities Trust 2010-C1			3.89%, 10/15/2048(i)	3,000	2,977
5.95%, 06/15/2043(g)	2,585	2,613	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C30
Securities Trust 2011-C5			3.18%, 09/15/2049	1,571	1,477
5.41%, 08/15/2046(g),(i)	800	830	Morgan Stanley Bank of America Merrill
JP Morgan Chase Commercial Mortgage			Lynch Trust 2016-C31
Securities Trust 2012-LC9			3.10%, 11/15/2049	2,579	2,464
1.56%, 12/15/2047(i),(l)	16,027	784	Morgan Stanley Capital I 2017-HR2
3.35%, 12/15/2047(g)	2,000	1,967	3.59%, 12/15/2050	1,000	979
JP Morgan Chase Commercial Mortgage			Morgan Stanley Capital I Trust 2016-UBS9
Securities Trust 2013-C16			3.59%, 03/15/2049	1,500	1,486
1.06%, 12/15/2046(i),(l)	10,120	375	MSBAM Commercial Mortgage Securities
JP Morgan Chase Commercial Mortgage			Trust 2012-CKSV
Securities Trust 2016-JP4			1.09%, 10/15/2030(g),(i),(l)	22,356	827
3.65%, 12/15/2049(i)	1,600	1,585	UBS Commercial Mortgage Trust 2012-C1
JPMBB Commercial Mortgage Securities			3.40%, 05/10/2045	486	486
Trust 2013-C15			UBS-Barclays Commercial Mortgage Trust
1.19%, 11/15/2045(i),(l)	30,791	1,147	2012-C3
JPMBB Commercial Mortgage Securities			3.09%, 08/10/2049	1,210	1,195
Trust 2014-C18			5.04%, 08/10/2049(g),(i)	1,500	1,520
4.81%, 02/15/2047(i)	1,000	1,034	UBS-Barclays Commercial Mortgage Trust
4.81%, 02/15/2047(i)	2,700	2,717	2012-C4
JPMBB Commercial Mortgage Securities			1.64%, 12/10/2045(g),(i),(l)	20,325	1,122
Trust 2014-C19			3.32%, 12/10/2045(g)	2,300	2,261
1.13%, 04/15/2047(i),(l)	44,549	906	UBS-Barclays Commercial Mortgage Trust
JPMBB Commercial Mortgage Securities			2013-C5
Trust 2014-C24			3.18%, 03/10/2046	1,580	1,564
1.01%, 11/15/2047(i),(l)	8,831	344	4.08%, 03/10/2046(g),(i)	1,090	984
3.92%, 11/15/2047(g),(i)	1,000	865	Wells Fargo Commercial Mortgage Trust
4.42%, 11/15/2047(i)	4,350	4,270	2015-NXS3
JPMBB Commercial Mortgage Securities			4.49%, 09/15/2057(i)	1,400	1,415
Trust 2015-C28			Wells Fargo Commercial Mortgage Trust
3.99%, 10/15/2048	7,000	6,885	2016-C36
JPMBB Commercial Mortgage Securities			3.07%, 11/15/2059	750	712
Trust 2015-C31			Wells Fargo Commercial Mortgage Trust
0.97%, 08/15/2048(i),(l)	41,844	1,999	2017-C38
JPMCC Commercial Mortgage Securities			3.45%, 07/15/2050	3,000	2,920
Trust 2017-JP7			Wells Fargo Commercial Mortgage Trust
3.81%, 09/15/2050(i)	2,500	2,352	2017-RC1
LB-UBS Commercial Mortgage Trust 2005-			3.63%, 01/15/2060	5,000	4,916
C3			Wells Fargo Commercial Mortgage Trust
0.81%, 07/15/2040(g),(i),(l)	2,410	19	2018-C44
LB-UBS Commercial Mortgage Trust 2007-			4.21%, 05/15/2051	2,500	2,557
C1			WFRBS Commercial Mortgage Trust 2013-
0.28%, 02/15/2040(i),(l)	325	—	C12
LB-UBS Commercial Mortgage Trust 2007-			1.27%, 03/15/2048(g),(i),(l)	45,554	2,130
C6			WFRBS Commercial Mortgage Trust 2014-
6.11%, 07/15/2040(i)	420	420	C22
Morgan Stanley Bank of America Merrill			4.07%, 09/15/2057(i)	5,000	5,050
Lynch Trust 2013-C11			4.37%, 09/15/2057(i)	2,000	1,973
0.44%, 08/15/2046(i),(l)	23,247	243	WFRBS Commercial Mortgage Trust 2014-
Morgan Stanley Bank of America Merrill			C23
Lynch Trust 2013-C9			0.64%, 10/15/2057(i),(l)	52,573	1,514
3.46%, 05/15/2046	1,781	1,755			$174,787

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Commercial Services - 0.21%				Cosmetics & Personal Care - 0.00%
ADT Corp/The				Avon International Operations Inc
6.25%, 10/15/2021		$205	$215	7.88%, 08/15/2022(g)		$80	$79
Ahern Rentals Inc
7.38%, 05/15/2023(g)		1,545	1,514	Credit Card Asset Backed Securities - 0.20%
APX Group Inc				Capital One Multi-Asset Execution Trust
7.63%, 09/01/2023		60	54	2.52%, 02/15/2022		500	501
Avis Budget Car Rental LLC / Avis Budget				1.00 x 1 Month LIBOR + 0.45%
Finance Inc				2.58%, 09/16/2024		510	514
5.50%, 04/01/2023		45	44	1.00 x 1 Month LIBOR + 0.51%
DP World Ltd				2.70%, 02/15/2024		1,900	1,920
6.85%, 07/02/2037		540	636	1.00 x 1 Month LIBOR + 0.63%
Garda World Security Corp				Chase Issuance Trust
8.75%, 05/15/2025(g)		730	734	2.48%, 05/17/2021		2,525	2,532
Hertz Corp/The				1.00 x 1 Month LIBOR + 0.41%
7.63%, 06/01/2022(g)		70	68	World Financial Network Credit Card Master
Jaguar Holding Co II / Pharmaceutical Product				Trust
Development LLC				1.44%, 06/15/2022		575	575
6.38%, 08/01/2023(g)		65	65				$6,042
Nielsen Finance LLC / Nielsen Finance Co				Distribution & Wholesale - 0.05%
5.00%, 04/15/2022(g)		155	151	American Builders & Contractors Supply Co
Prime Security Services Borrower LLC /				Inc
Prime Finance Inc				5.75%, 12/15/2023(g)		10	11
9.25%, 05/15/2023(g)		93	100	5.88%, 05/15/2026(g)		470	468
RR Donnelley & Sons Co				Global Partners LP / GLP Finance Corp
7.88%, 03/15/2021		40	41	7.00%, 06/15/2023		655	650
Service Corp International/US				H&E Equipment Services Inc
5.38%, 05/15/2024		205	207	5.63%, 09/01/2025		165	163
8.00%, 11/15/2021		225	250	HD Supply Inc
TMS International Corp				5.75%, 04/15/2024(g),(i)		105	110
7.25%, 08/15/2025(g)		1,105	1,123				$1,402
United Rentals North America Inc				Diversified Financial Services - 1.23%
4.63%, 10/15/2025		910	878	AerCap Ireland Capital DAC / AerCap Global
4.88%, 01/15/2028		310	290	Aviation Trust
5.88%, 09/15/2026		155	157	4.63%, 10/30/2020		265	270
			$6,527	Aircastle Ltd
Computers - 1.34%				5.13%, 03/15/2021		220	226
Apple Inc				Ally Financial Inc
0.88%, 05/24/2025	EUR	420	497	3.25%, 11/05/2018		20	20
2.75%, 01/13/2025		$2,275	2,181	4.25%, 04/15/2021		230	231
2.85%, 05/11/2024		5,745	5,583	4.75%, 09/10/2018		220	220
3.00%, 02/09/2024		4,950	4,870	5.75%, 11/20/2025		1,905	1,974
3.05%, 07/31/2029	GBP	125	176	8.00%, 11/01/2031		175	211
3.20%, 05/13/2025		$110	108	Avation Capital SA
3.35%, 02/09/2027		8,965	8,807	6.50%, 05/15/2021(g)		650	654
4.25%, 02/09/2047		65	67	Blackstone Holdings Finance Co LLC
4.65%, 02/23/2046		3,865	4,217	2.00%, 05/19/2025	EUR	250	304
Dell International LLC / EMC Corp				Brookfield Finance Inc
3.48%, 06/01/2019(g)		105	105	3.90%, 01/25/2028		$2,895	2,737
5.88%, 06/15/2021(g)		365	374	4.70%, 09/20/2047		4,870	4,622
6.02%, 06/15/2026(g)		6,425	6,792	Brookfield Finance LLC
7.13%, 06/15/2024(g)		2,299	2,472	4.00%, 04/01/2024		8,468	8,380
8.35%, 07/15/2046(g)		2,965	3,650	Charles Schwab Corp/The
EMC Corp				5.00%, 12/31/2049(f),(k)		2,880	2,776
2.65%, 06/01/2020		155	151	3 Month LIBOR + 2.58%
Hewlett Packard Enterprise Co				Credit Acceptance Corp
2.85%, 10/05/2018		552	552	6.13%, 02/15/2021		950	961
West Corp				7.38%, 03/15/2023		1,355	1,423
8.50%, 10/15/2025(g)		565	492	Doric Nimrod Air Finance Alpha Ltd 2012-1
Western Digital Corp				Class B Pass Through Trust
4.75%, 02/15/2026		100	98	6.50%, 05/30/2021(g)		353	359
			$41,192	E*TRADE Financial Corp
Consumer Products - 0.08%				5.30%, 12/31/2049(f),(k)		2,235	2,199
Prestige Brands Inc				3 Month LIBOR + 3.16%
6.38%, 03/01/2024(g)		1,310	1,309	GE Capital International Funding Co
Reckitt Benckiser Treasury Services PLC				Unlimited Co
2.90%, 06/24/2022(g)		240	239	2.34%, 11/15/2020		200	196
3 Month LIBOR + 0.56%				4.42%, 11/15/2035		2,245	2,187
Spectrum Brands Inc				ILFC E-Capital Trust II
5.75%, 07/15/2025		770	768	4.82%, 12/21/2065(g),(i)		355	323
			$2,316	International Lease Finance Corp
				6.25%, 05/15/2019		60	61
				Lions Gate Capital Holdings LLC
				5.88%, 11/01/2024(g)		1,000	1,022

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Electric (continued)
National Rural Utilities Cooperative Finance				Exelon Corp
Corp				2.85%, 06/15/2020		$2,560	$2,536
2.40%, 04/25/2022		$145	$140	3.50%, 06/01/2022		1,740	1,722
4.75%, 04/30/2043(k)		855	863	5.10%, 06/15/2045		60	63
3 Month LIBOR + 2.91%				Florida Power & Light Co
Navient Corp				3.95%, 03/01/2048		1,735	1,719
5.50%, 01/15/2019		215	217	4.13%, 06/01/2048		1,140	1,156
6.13%, 03/25/2024		1,390	1,369	Fortis Inc/Canada
6.63%, 07/26/2021		190	196	2.10%, 10/04/2021		100	95
6.75%, 06/15/2026		420	414	3.06%, 10/04/2026		4,055	3,714
8.00%, 03/25/2020		210	221	Georgia Power Co
Quicken Loans Inc				4.30%, 03/15/2042		1,355	1,366
5.75%, 05/01/2025(g)		120	120	4.30%, 03/15/2043		1,080	1,069
Springleaf Finance Corp				Indiantown Cogeneration LP
5.25%, 12/15/2019		405	412	9.77%, 12/15/2020		336	362
6.88%, 03/15/2025		1,660	1,685	Kentucky Utilities Co
7.13%, 03/15/2026		110	112	3.30%, 10/01/2025		3,105	3,000
8.25%, 12/15/2020		145	157	Listrindo Capital BV
Synchrony Financial				4.95%, 09/14/2026(g)		825	775
3.00%, 08/15/2019		500	499	Louisville Gas & Electric Co
Vantiv LLC / Vantiv Issuer Corp				3.30%, 10/01/2025		1,545	1,506
4.38%, 11/15/2025(g)		235	222	NRG Energy Inc
			$37,983	5.75%, 01/15/2028(g)		520	516
Electric - 2.67%				6.25%, 05/01/2024		595	612
Abu Dhabi National Energy Co PJSC				6.63%, 01/15/2027		100	103
4.38%, 06/22/2026(g)		675	675	7.25%, 05/15/2026		620	660
AEP Transmission Co LLC				Oncor Electric Delivery Co LLC
4.00%, 12/01/2046		10	10	2.15%, 06/01/2019		190	189
Alabama Power Co				5.25%, 09/30/2040		40	46
3.85%, 12/01/2042		30	28	Pacific Gas & Electric Co
Calpine Corp				3.30%, 03/15/2027		2,680	2,448
5.75%, 01/15/2025		95	87	3.30%, 12/01/2027		5,330	4,877
Centrais Eletricas Brasileiras SA				4.45%, 04/15/2042		30	28
5.75%, 10/27/2021		525	528	5.13%, 11/15/2043		1,695	1,693
CMS Energy Corp				6.05%, 03/01/2034		815	898
4.70%, 03/31/2043		910	935	PacifiCorp
4.88%, 03/01/2044		1,835	1,954	3.85%, 06/15/2021		50	51
Commonwealth Edison Co				PPL Electric Utilities Corp
3.70%, 03/01/2045		690	642	3.95%, 06/01/2047		85	83
3.80%, 10/01/2042		905	854	4.75%, 07/15/2043		1,375	1,485
4.35%, 11/15/2045		70	72	PPL WEM Ltd / Western Power Distribution
Consolidated Edison Co of New York Inc				Ltd
4.63%, 12/01/2054		1,940	1,985	5.38%, 05/01/2021(g)		5,425	5,634
Dominion Energy Inc				Public Service Electric & Gas Co
2.58%, 07/01/2020		10,740	10,584	3.65%, 09/01/2042		20	19
3.90%, 10/01/2025		1,670	1,650	Southern California Edison Co
4.25%, 06/01/2028		1,790	1,810	4.13%, 03/01/2048		1,035	1,004
DPL Inc				Southern Co/The
7.25%, 10/15/2021		190	206	2.95%, 07/01/2023		2,035	1,972
DTE Energy Co				4.25%, 07/01/2036		60	59
6.38%, 04/15/2033		1,010	1,204	4.40%, 07/01/2046		20	20
Duke Energy Corp				5.50%, 03/15/2057(k)		1,200	1,241
3.75%, 09/01/2046		30	27	3 Month LIBOR + 3.63%
Duke Energy Florida LLC				State Grid Overseas Investment 2016 Ltd
3.80%, 07/15/2028		3,230	3,263	3.50%, 05/04/2027		3,000	2,863
Electricite de France SA				Talen Energy Supply LLC
2.15%, 01/22/2019(g)		70	70	7.00%, 10/15/2027		100	69
2.35%, 10/13/2020(g)		155	152	Virginia Electric & Power Co
4.25%, 12/29/2049(f),(k)	EUR	400	490	3.80%, 04/01/2028		1,875	1,873
EUR Swap Annual 7YR + 3.02%				4.45%, 02/15/2044		60	62
4.63%, 09/11/2024		250	357	4.65%, 08/15/2043		70	73
5.63%, 12/31/2049(f),(g),(k)		$2,940	2,909	Vistra Energy Corp
USSW10 Index Spread + 3.04%				7.38%, 11/01/2022		935	976
6.00%, 12/29/2049(f),(k)	GBP	100	136	8.13%, 01/30/2026(g)		305	335
GBP Swap 13YR + 3.96%				Western Power Distribution West Midlands
Elwood Energy LLC				PLC
8.16%, 07/05/2026		$550	608	5.75%, 04/16/2032	GBP	100	170
Enel Chile SA							$82,195
4.88%, 06/12/2028		1,635	1,673	Electrical Components & Equipment - 0.01%
Enel SpA				Energizer Gamma Acquisition Inc
6.62%, 09/15/2076(k)	GBP	100	144	6.38%, 07/15/2026(g)		$320	329
GBP Swap 5YR + 4.09%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Electrical Components & Equipment (continued)			Food - 1.33%
Energizer Holdings Inc			Arcor SAIC
5.50%, 06/15/2025(g)	$15	$15	6.00%, 07/06/2023(g)		$970	$972
		$344	Campbell Soup Co
Electronics - 0.01%			4.80%, 03/15/2048		1,945	1,755
Ingram Micro Inc			Cencosud SA
5.45%, 12/15/2024	45	44	4.38%, 07/17/2027(g)		1,725	1,607
Sanmina Corp			ESAL GmbH
4.38%, 06/01/2019(g)	155	155	6.25%, 02/05/2023		1,150	1,113
Tech Data Corp			General Mills Inc
3.70%, 02/15/2022	80	79	1.00%, 04/27/2023	EUR	500	596
Tyco Electronics Group SA			3.70%, 10/17/2023		$1,325	1,321
2.38%, 12/17/2018	10	10	4.20%, 04/17/2028		2,190	2,181
7.13%, 10/01/2037	105	141	4.70%, 04/17/2048		5,525	5,440
		$429	Gruma SAB de CV
			4.88%, 12/01/2024(g)		1,175	1,198
Energy - Alternate Sources - 0.00%
TerraForm Power Operating LLC			Ingles Markets Inc
5.00%, 01/31/2028(g)	85	80	5.75%, 06/15/2023		1,340	1,343
			JBS USA LUX SA / JBS USA Finance Inc
			5.75%, 06/15/2025(g)		390	365
Engineering & Construction - 0.08%			7.25%, 06/01/2021(g)		725	729
MasTec Inc			7.25%, 06/01/2021(g)		415	418
4.88%, 03/15/2023	860	836
Mexico City Airport Trust			Kraft Heinz Foods Co
5.50%, 10/31/2046	500	449	2.80%, 07/02/2020		6,475	6,427
SBA Tower Trust			4.38%, 06/01/2046		75	67
2.90%, 10/11/2044(g)	135	134	5.00%, 07/15/2035		1,155	1,147
Tutor Perini Corp			5.20%, 07/15/2045		60	59
6.88%, 05/01/2025(g)	1,065	1,057	Lamb Weston Holdings Inc
			4.63%, 11/01/2024(g)		5	5
		$2,476	4.88%, 11/01/2026(g)		705	694
Entertainment - 0.30%
AMC Entertainment Holdings Inc			McCormick & Co Inc/MD
5.75%, 06/15/2025	50	49	3.15%, 08/15/2024		3,580	3,435
Boyne USA Inc			3.40%, 08/15/2027		2,590	2,466
7.25%, 05/01/2025(g)	350	366	New Albertsons LP
Caesars Resort Collection LLC / CRC Finco			7.45%, 08/01/2029		50	41
Inc			Post Holdings Inc
			5.00%, 08/15/2026(g)		1,145	1,079
5.25%, 10/15/2025(g)	1,785	1,718
			5.75%, 03/01/2027(g)		15	15
CCM Merger Inc
6.00%, 03/15/2022(g)	1,435	1,460	TreeHouse Foods Inc
Cedar Fair LP / Canada's Wonderland Co /			4.88%, 03/15/2022		340	340
Magnum Management Corp / Millennium Op			Want Want China Finance Ltd
5.38%, 04/15/2027	40	39	2.88%, 04/27/2022		1,700	1,640
			Wm Wrigley Jr Co
Cinemark USA Inc			2.40%, 10/21/2018(g)		1,650	1,650
4.88%, 06/01/2023	50	49	3.38%, 10/21/2020(g)		2,745	2,749
Eldorado Resorts Inc
6.00%, 04/01/2025	10	10				$40,852
7.00%, 08/01/2023	690	725	Food Service - 0.01%
Enterprise Development Authority/The			Aramark Services Inc
12.00%, 07/15/2024(g)	1,130	1,096	5.00%, 02/01/2028(g)		175	169
GLP Capital LP / GLP Financing II Inc
4.38%, 04/15/2021	340	345	Forest Products & Paper - 0.19%
5.38%, 04/15/2026	1,280	1,301	Domtar Corp
International Game Technology PLC			6.25%, 09/01/2042		1,550	1,540
6.50%, 02/15/2025(g)	895	946	International Paper Co
Scientific Games International Inc			3.00%, 02/15/2027		75	69
5.00%, 10/15/2025(g)	25	24	4.35%, 08/15/2048		2,470	2,300
6.63%, 05/15/2021	300	303	4.40%, 08/15/2047		1,440	1,345
Six Flags Entertainment Corp			Sappi Papier Holding GmbH
4.88%, 07/31/2024(g)	90	88	7.50%, 06/15/2032(g)		630	641
Stars Group Holdings BV / Stars Group US						$5,895
Co-Borrower LLC			Gas - 0.31%
7.00%, 07/15/2026(g)	235	242	AmeriGas Partners LP / AmeriGas Finance
WMG Acquisition Corp			Corp
4.88%, 11/01/2024(g)	5	5	5.50%, 05/20/2025		95	92
5.00%, 08/01/2023(g)	595	586	Boston Gas Co
5.50%, 04/15/2026(g)	25	25	3.15%, 08/01/2027(g)		125	118
		$9,377	Dominion Energy Gas Holdings LLC
Environmental Control - 0.01%			2.80%, 11/15/2020		3,640	3,592
Clean Harbors Inc			NGL Energy Partners LP / NGL Energy
5.13%, 06/01/2021	320	321	Finance Corp
Hulk Finance Corp			6.88%, 10/15/2021		300	304
7.00%, 06/01/2026(g)	50	47	7.50%, 11/01/2023		1,830	1,867
		$368	Southern Co Gas Capital Corp
			4.40%, 05/30/2047		2,245	2,183

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Gas (continued)				Healthcare - Services (continued)
Talent Yield Investments Ltd				WellCare Health Plans Inc
4.50%, 04/25/2022(g)		$1,500	$1,510	5.25%, 04/01/2025		$1,260	$1,268
			$9,666				$16,454
Healthcare - Products - 0.90%				Home Builders - 0.24%
Abbott Laboratories				Beazer Homes USA Inc
2.90%, 11/30/2021		2,875	2,836	8.75%, 03/15/2022		65	69
4.90%, 11/30/2046		1,335	1,467	Century Communities Inc
Avantor Inc				5.88%, 07/15/2025		2,010	1,894
9.00%, 10/01/2025(g)		40	41	KB Home
Becton Dickinson and Co				4.75%, 05/15/2019		390	392
1.40%, 05/24/2023	EUR	600	708	7.00%, 12/15/2021		300	316
3.02%, 05/24/2025	GBP	200	266	Lennar Corp
3.34%, 06/06/2022		$2,235	2,250	4.13%, 12/01/2018		495	496
3 Month LIBOR + 1.03%				4.50%, 04/30/2024		1,440	1,397
3.70%, 06/06/2027		8,905	8,545	4.75%, 11/15/2022		50	50
Covidien International Finance SA				8.38%, 01/15/2021		65	71
4.20%, 06/15/2020		5,710	5,818	LGI Homes Inc
DJO Finance LLC / DJO Finance Corp				6.88%, 07/15/2026(g)		630	630
8.13%, 06/15/2021(g)		775	796	PulteGroup Inc
Hill-Rom Holdings Inc				5.50%, 03/01/2026		90	89
5.75%, 09/01/2023(g)		610	619	Taylor Morrison Communities Inc / Taylor
Kinetic Concepts Inc / KCI USA Inc				Morrison Holdings II Inc
7.88%, 02/15/2021(g)		860	880	5.63%, 03/01/2024(g)		730	710
Mallinckrodt International Finance SA /				Toll Brothers Finance Corp
Mallinckrodt CB LLC				4.88%, 03/15/2027		60	57
4.88%, 04/15/2020(g)		330	326	TRI Pointe Group Inc
5.75%, 08/01/2022(g)		95	86	4.88%, 07/01/2021		150	150
Medtronic Inc				TRI Pointe Group Inc / TRI Pointe Homes
2.50%, 03/15/2020		35	35	Inc
3.50%, 03/15/2025		240	239	5.88%, 06/15/2024		65	65
4.38%, 03/15/2035		990	1,041	Williams Scotsman International Inc
Ortho-Clinical Diagnostics Inc / Ortho-				7.88%, 12/15/2022(g)		985	1,027
Clinical Diagnostics SA							$7,413
6.63%, 05/15/2022(g)		60	59	Home Equity Asset Backed Securities - 0.04%
Universal Hospital Services Inc				First NLC Trust 2005-1
7.63%, 08/15/2020		1,630	1,632	2.56%, 05/25/2035		242	226
			$27,644	1.00 x 1 Month LIBOR + 0.50%
Healthcare - Services - 0.53%				JP Morgan Mortgage Acquisition Trust 2006-
Acadia Healthcare Co Inc				CW2
5.63%, 02/15/2023		115	116	2.21%, 08/25/2036		470	466
AHP Health Partners Inc				1.00 x 1 Month LIBOR + 0.15%
9.75%, 07/15/2026(g)		745	755	Saxon Asset Securities Trust 2004-1
Centene Corp				3.76%, 03/25/2035		280	159
4.75%, 05/15/2022		300	303	1.00 x 1 Month LIBOR + 1.70%
5.38%, 06/01/2026(g)		465	476	Specialty Underwriting & Residential Finance
5.63%, 02/15/2021		450	460	Trust Series 2004-BC1
6.13%, 02/15/2024		655	689	2.83%, 02/25/2035		303	301
CHS/Community Health Systems Inc				1.00 x 1 Month LIBOR + 0.77%
6.88%, 02/01/2022		250	122				$1,152
DaVita Inc				Housewares - 0.05%
5.13%, 07/15/2024		165	161	Newell Brands Inc
HCA Healthcare Inc				5.00%, 11/15/2023		1,605	1,631
6.25%, 02/15/2021		505	526
HCA Inc				Insurance - 1.86%
4.50%, 02/15/2027		160	156	Aegon NV
4.75%, 05/01/2023		2,100	2,127	4.00%, 04/25/2044(k)	EUR	250	313
5.00%, 03/15/2024		2,565	2,603	Euribor 3 Month + 3.35%
5.25%, 04/15/2025		115	118	AIA Group Ltd
5.25%, 06/15/2026		350	355	3.20%, 03/11/2025(g)		$2,655	2,535
5.50%, 06/15/2047		1,480	1,404	3.90%, 04/06/2028(g)		4,840	4,811
5.88%, 03/15/2022		10	11	American International Group Inc
6.50%, 02/15/2020		405	422	3.30%, 03/01/2021		2,140	2,136
MPH Acquisition Holdings LLC				3.90%, 04/01/2026		7,650	7,526
7.13%, 06/01/2024(g)		665	688	4.50%, 07/16/2044		4,055	3,874
Polaris Intermediate Corp				Arch Capital Finance LLC
8.50%, PIK 9.25%, 12/01/2022(g),(i),(j)		1,305	1,349	4.01%, 12/15/2026		2,845	2,804
Tenet Healthcare Corp				5.03%, 12/15/2046		915	958
4.63%, 07/15/2024		1,125	1,090	AssuredPartners Inc
6.00%, 10/01/2020		455	473	7.00%, 08/15/2025(g)		660	637
7.50%, 01/01/2022(g)		10	10	AXA Equitable Holdings Inc
8.13%, 04/01/2022		725	772	5.00%, 04/20/2048(g)		2,090	1,999

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)				Iron & Steel (continued)
Brighthouse Financial Inc				Commercial Metals Co
3.70%, 06/22/2027		$4,340	$3,949	4.88%, 05/15/2023	$20	$19
4.70%, 06/22/2047		4,805	4,137	United States Steel Corp
Catlin Insurance Co Ltd				6.25%, 03/15/2026	75	75
5.32%, 07/29/2049(f),(g)		2,050	2,029	Vale Overseas Ltd
3 Month LIBOR + 2.98%				4.38%, 01/11/2022	59	60
Chubb INA Holdings Inc				6.25%, 08/10/2026	630	693
1.55%, 03/15/2028	EUR	650	757	6.88%, 11/21/2036	2,340	2,720
CNO Financial Group Inc						$6,894
4.50%, 05/30/2020		$385	385	Leisure Products & Services - 0.08%
5.25%, 05/30/2025		70	69	Constellation Merger Sub Inc
Genworth Holdings Inc				8.50%, 09/15/2025(g)	760	718
7.63%, 09/24/2021		120	125	NCL Corp Ltd
HUB International Ltd				4.75%, 12/15/2021(g)	213	213
7.00%, 05/01/2026(g)		230	231	Silversea Cruise Finance Ltd
Liberty Mutual Group Inc				7.25%, 02/01/2025(g)	1,440	1,559
5.25%, 03/07/2067(g)		2,345	2,304			$2,490
3 Month LIBOR + 2.91%				Lodging - 0.13%
Manulife Financial Corp				Boyd Gaming Corp
3.05%, 08/20/2029(k)	CAD	325	243	6.38%, 04/01/2026	60	61
Canada Bankers Acceptances 3 Month + 1.05%				6.88%, 05/15/2023	10	11
Markel Corp				Jack Ohio Finance LLC / Jack Ohio Finance 1
3.50%, 11/01/2027		$1,600	1,485	Corp
4.30%, 11/01/2047		1,265	1,160	6.75%, 11/15/2021(g)	1,575	1,626
5.00%, 04/05/2046		3,655	3,759	MGM Resorts International
Prudential Financial Inc				6.00%, 03/15/2023	345	357
5.63%, 06/15/2043(k)		4,260	4,432	6.63%, 12/15/2021	740	789
3 Month LIBOR + 3.92%				Wyndham Destinations Inc
Voya Financial Inc				4.50%, 04/01/2027	100	98
5.65%, 05/15/2053(k)		4,145	4,180	Wynn Las Vegas LLC / Wynn Las Vegas
3 Month LIBOR + 3.58%				Capital Corp
XLIT Ltd				5.25%, 05/15/2027(g)	1,000	940
4.80%, 12/31/2049(f)		590	581	5.50%, 03/01/2025(g)	90	89
3 Month LIBOR + 2.46%						$3,971
			$57,419	Machinery - Construction & Mining - 0.04%
Internet - 0.31%				BlueLine Rental Finance Corp / BlueLine
Alibaba Group Holding Ltd				Rental LLC
3.13%, 11/28/2021		200	198	9.25%, 03/15/2024(g)	1,045	1,104
3.40%, 12/06/2027		1,975	1,851
Baidu Inc				Machinery - Diversified - 0.06%
3.88%, 09/29/2023		2,150	2,131	Cloud Crane LLC
Match Group Inc				10.13%, 08/01/2024(g)	1,420	1,534
5.00%, 12/15/2027(g)		60	56	CNH Industrial Capital LLC
Netflix Inc				4.88%, 04/01/2021	330	338
4.38%, 11/15/2026		995	933	Mueller Water Products Inc
5.38%, 02/01/2021		200	205	5.50%, 06/15/2026(g)	120	121
5.88%, 11/15/2028(g)		135	135
						$1,993
Symantec Corp				Media - 2.86%
5.00%, 04/15/2025(g)		55	54
				21st Century Fox America Inc
Tencent Holdings Ltd				4.75%, 09/15/2044	15	16
2.99%, 01/19/2023(g)		200	194
3.60%, 01/19/2028(g)		1,210	1,154	5.40%, 10/01/2043	1,555	1,787
3.80%, 02/11/2025(g)		1,200	1,184	6.15%, 02/15/2041	605	749
				6.40%, 12/15/2035	1,745	2,181
Zayo Group LLC / Zayo Capital Inc				Altice Financing SA
5.75%, 01/15/2027(g)		65	64	6.63%, 02/15/2023(g)	870	880
6.00%, 04/01/2023		1,200	1,232	Altice Finco SA
			$9,391	8.13%, 01/15/2024(g)	520	529
Iron & Steel - 0.22%				Altice France SA/France
AK Steel Corp				6.00%, 05/15/2022(g)	1,720	1,773
6.38%, 10/15/2025		610	563	8.13%, 02/01/2027(g)	990	1,011
7.00%, 03/15/2027		495	470	Altice Luxembourg SA
7.50%, 07/15/2023		475	490	7.75%, 05/15/2022(g)	1,060	1,055
7.63%, 10/01/2021		245	249	AMC Networks Inc
Allegheny Technologies Inc				4.75%, 12/15/2022	120	120
7.88%, 08/15/2023		65	70	4.75%, 08/01/2025	970	931
ArcelorMittal				5.00%, 04/01/2024	645	636
5.50%, 03/01/2021		240	249	Cablevision Systems Corp
7.00%, 10/15/2039		965	1,088	5.88%, 09/15/2022	130	130
Big River Steel LLC / BRS Finance Corp
7.25%, 09/01/2025(g)		95	99
Cleveland-Cliffs Inc
4.88%, 01/15/2024(g)		50	49

See accompanying notes.

Schedule of Investments Core Plus Bond Fund July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Media (continued)				Media (continued)
CCO Holdings LLC / CCO Holdings Capital				Warner Media LLC (continued)
Corp				4.05%, 12/15/2023		$3,670	$3,671
5.13%, 05/01/2023(g)		$3,500	$3,491	Ziggo Bond Finance BV
5.13%, 05/01/2027(g)		285	272	6.00%, 01/15/2027(g)		1,125	1,029
5.25%, 09/30/2022		490	495	Ziggo BV
5.75%, 02/15/2026(g)		360	358	5.50%, 01/15/2027(g)		950	905
Charter Communications Operating LLC /							$88,058
Charter Communications Operating Capital				Metal Fabrication & Hardware - 0.01%
4.20%, 03/15/2028		240	229	Grinding Media Inc / Moly-Cop AltaSteel
5.75%, 04/01/2048		2,370	2,379	Ltd
6.48%, 10/23/2045		6,985	7,621	7.38%, 12/15/2023(g)		105	109
Clear Channel Worldwide Holdings Inc				Novelis Corp
6.50%, 11/15/2022		75	77	5.88%, 09/30/2026(g)		90	87
Comcast Corp				Park-Ohio Industries Inc
2.75%, 03/01/2023		4,180	4,047	6.63%, 04/15/2027		5	5
3.15%, 03/01/2026		2,740	2,600				$201
3.38%, 02/15/2025		6,605	6,405	Mining - 0.79%
3.55%, 05/01/2028		2,155	2,083	BHP Billiton Finance USA Ltd
4.20%, 08/15/2034		1,900	1,847	6.75%, 10/19/2075(g),(k)		1,835	2,013
4.60%, 08/15/2045		1,745	1,724	USSW5 Index Spread + 5.09%
5.50%, 11/23/2029	GBP	125	205	Constellium NV
CSC Holdings LLC				5.88%, 02/15/2026(g)		435	428
5.50%, 04/15/2027(g)		$400	385	6.63%, 03/01/2025(g)		805	821
6.63%, 10/15/2025(g)		445	459
				Corp Nacional del Cobre de Chile
8.63%, 02/15/2019		185	190	4.50%, 09/16/2025(g)		600	609
10.13%, 01/15/2023(g)		1,250	1,375
				First Quantum Minerals Ltd
Discovery Communications LLC				7.50%, 04/01/2025(g)		1,290	1,298
1.90%, 03/19/2027	EUR	500	574	FMG Resources August 2006 Pty Ltd
3.03%, 09/20/2019		$125	126	5.13%, 03/15/2023(g)		685	666
3 Month LIBOR + 0.71%				5.13%, 05/15/2024(g)		105	101
5.00%, 09/20/2037		5,060	4,960	Freeport-McMoRan Inc
5.20%, 09/20/2047		65	64	3.88%, 03/15/2023		280	269
DISH DBS Corp				4.55%, 11/14/2024		680	657
5.13%, 05/01/2020		795	789	6.88%, 02/15/2023		15	16
5.88%, 07/15/2022		1,230	1,150	Glencore Finance Canada Ltd
5.88%, 11/15/2024		1,220	1,013	5.55%, 10/25/2042(g)		3,002	2,952
6.75%, 06/01/2021		1,140	1,146	Glencore Finance Europe Ltd
7.75%, 07/01/2026		765	668	1.88%, 09/13/2023	EUR	170	202
Meredith Corp				Glencore Funding LLC
6.88%, 02/01/2026(g)		2,090	2,106	3.00%, 10/27/2022(g)		$25	24
Myriad International Holdings BV				3.88%, 10/27/2027(g)		3,190	2,961
4.85%, 07/06/2027(g)		1,700	1,695
				IAMGOLD Corp
NBCUniversal Media LLC				7.00%, 04/15/2025(g)		1,430	1,460
4.45%, 01/15/2043		201	191	Kinross Gold Corp
5.15%, 04/30/2020		4,935	5,101	5.95%, 03/15/2024		60	62
Nexstar Broadcasting Inc
5.63%, 08/01/2024(g)		55	54	Newmont Mining Corp
				5.13%, 10/01/2019		1,800	1,837
Radiate Holdco LLC / Radiate Finance Inc				6.25%, 10/01/2039		1,005	1,166
6.63%, 02/15/2025(g)		760	711
6.88%, 02/15/2023(g)		265	256	Northwest Acquisitions ULC / Dominion
				Finco Inc
Sinclair Television Group Inc				7.13%, 11/01/2022(g)		390	389
5.38%, 04/01/2021		130	131	Southern Copper Corp
Sirius XM Radio Inc				6.75%, 04/16/2040		1,085	1,294
6.00%, 07/15/2024(g)		280	289
				Taseko Mines Ltd
TEGNA Inc				8.75%, 06/15/2022(g)		1,310	1,330
6.38%, 10/15/2023		140	145	Teck Resources Ltd
Time Warner Cable LLC				3.75%, 02/01/2023		5	5
5.88%, 11/15/2040		1,780	1,780	6.25%, 07/15/2041		1,390	1,449
8.75%, 02/14/2019		1,165	1,201	8.50%, 06/01/2024(g)		215	237
Univision Communications Inc				Vedanta Resources PLC
5.13%, 02/15/2025(g)		100	93	6.13%, 08/09/2024(g)		1,200	1,116
Viacom Inc				6.38%, 07/30/2022(g)		900	884
4.25%, 09/01/2023		1,310	1,315				$24,246
4.38%, 03/15/2043		3,200	2,804	Miscellaneous Manufacturers - 0.53%
Virgin Media Finance PLC
5.75%, 01/15/2025(g)		205	192	General Electric Co
				1.25%, 05/26/2023	EUR	320	383
Virgin Media Secured Finance PLC
5.25%, 01/15/2026 (g)		380	357	4.50%, 03/11/2044		$3,885	3,810
				5.00%, 12/31/2049(f),(k)		7,300	7,184
Warner Media LLC				3 Month LIBOR + 3.33%
1.95%, 09/15/2023	EUR	250	305	5.30%, 02/11/2021		644	674
2.10%, 06/01/2019		$1,080	1,074	5.38%, 12/18/2040	GBP	100	171
3.60%, 07/15/2025		1,755	1,689
3.88%, 01/15/2026		2,515	2,434

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Miscellaneous Manufacturers (continued)			Mortgage Backed Securities (continued)
General Electric Co (continued)			Ginnie Mae (continued)
6.88%, 01/10/2039	$2,955	$3,728	3.50%, 02/20/2040(l)	$3,261	$441
LSB Industries Inc			3.50%, 10/20/2042(l)	11,601	2,326
9.63%, 05/01/2023(g)	50	51	3.50%, 01/20/2043(l)	4,910	1,123
Siemens Financieringsmaatschappij NV			3.51%, 04/20/2045(l)	5,917	752
2.70%, 03/16/2022(g)	250	245	(1.00) x 1 Month LIBOR + 5.60%
		$16,246	3.58%, 08/16/2045(l)	9,472	1,111
Mortgage Backed Securities - 4.30%			(1.00) x 1 Month LIBOR + 5.65%
Fannie Mae Connecticut Avenue Securities			3.96%, 11/20/2040(l)	3,396	505
2.66%, 07/25/2030	10,825	10,816	(1.00) x 1 Month LIBOR + 6.05%
1.00 x 1 Month LIBOR + 0.60%			3.96%, 08/20/2042(l)	7,812	1,281
2.71%, 08/25/2030	4,321	4,324	(1.00) x 1 Month LIBOR + 6.05%
1.00 x 1 Month LIBOR + 0.65%			3.96%, 05/20/2046(l)	6,162	965
2.81%, 02/25/2030	3,179	3,181	(1.00) x 1 Month LIBOR + 6.05%
1.00 x 1 Month LIBOR + 0.75%			4.00%, 03/16/2039(l)	2,880	405
3.51%, 01/25/2029	3,616	3,642	4.00%, 09/20/2040(l)	2,860	470
1.00 x 1 Month LIBOR + 1.45%			4.01%, 11/20/2041(l)	3,733	618
Fannie Mae REMIC Trust 2005-W2			(1.00) x 1 Month LIBOR + 6.10%
2.26%, 05/25/2035	232	231	4.01%, 02/20/2046(l)	7,694	1,325
1.00 x 1 Month LIBOR + 0.20%			(1.00) x 1 Month LIBOR + 6.10%
Fannie Mae REMICS			4.01%, 06/20/2046(l)	8,129	1,414
2.25%, 07/25/2040	119	114	(1.00) x 1 Month LIBOR + 6.10%
3.00%, 04/25/2027(l)	3,202	285	4.01%, 06/20/2046(l)	10,488	1,769
3.50%, 09/25/2027(l)	5,330	562	(1.00) x 1 Month LIBOR + 6.10%
3.50%, 11/25/2027(l)	1,397	130	4.01%, 08/20/2046(l)	11,163	1,961
3.50%, 05/25/2028(l)	1,968	173	(1.00) x 1 Month LIBOR + 6.10%
3.50%, 03/25/2031(l)	3,469	268	4.01%, 09/20/2046(l)	8,735	1,700
3.99%, 03/25/2047(l)	5,980	1,061	(1.00) x 1 Month LIBOR + 6.10%
(1.00) x 1 Month LIBOR + 6.05%			4.06%, 08/20/2044(l)	3,041	542
4.00%, 04/25/2043(l)	702	110	(1.00) x 1 Month LIBOR + 6.15%
4.04%, 02/25/2043(l)	4,767	742	4.06%, 04/20/2047(l)	7,805	1,502
(1.00) x 1 Month LIBOR + 6.10%			(1.00) x 1 Month LIBOR + 6.15%
4.04%, 09/25/2046(l)	5,733	832	4.11%, 08/20/2042(l)	3,605	519
(1.00) x 1 Month LIBOR + 6.10%			(1.00) x 1 Month LIBOR + 6.20%
4.09%, 07/25/2047(l)	4,076	781	4.11%, 11/20/2045(l)	6,014	957
(1.00) x 1 Month LIBOR + 6.15%			(1.00) x 1 Month LIBOR + 6.20%
4.09%, 09/25/2047(l)	10,406	1,866	4.11%, 07/20/2047(l)	8,550	1,686
(1.00) x 1 Month LIBOR + 6.15%			(1.00) x 1 Month LIBOR + 6.20%
4.44%, 12/25/2021(l)	271	10	4.11%, 07/20/2047(l)	6,932	1,283
(1.00) x 1 Month LIBOR + 6.50%			(1.00) x 1 Month LIBOR + 6.20%
4.44%, 03/25/2022(l)	248	12	4.11%, 08/20/2047(l)	3,497	678
(1.00) x 1 Month LIBOR + 6.50%			(1.00) x 1 Month LIBOR + 6.20%
19.36%, 08/25/2035(l)	6	1	4.11%, 08/20/2047(l)	12,478	2,302
(10.00) x 1 Month LIBOR + 40.00%			(1.00) x 1 Month LIBOR + 6.20%
Freddie Mac REMICS			4.11%, 08/20/2047(l)	6,674	1,359
2.00%, 02/15/2036	600	573	(1.00) x 1 Month LIBOR + 6.20%
3.00%, 09/15/2025(l)	1,952	70	4.11%, 08/20/2047(l)	4,372	845
3.00%, 05/15/2027(l)	4,063	283	(1.00) x 1 Month LIBOR + 6.20%
3.00%, 10/15/2027(l)	844	75	4.11%, 08/20/2047(l)	14,190	2,685
3.00%, 02/15/2029(l)	5,560	439	(1.00) x 1 Month LIBOR + 6.20%
3.50%, 02/15/2028(l)	3,363	278	4.11%, 09/20/2047(l)	9,559	1,678
3.50%, 01/15/2040(l)	3,787	410	(1.00) x 1 Month LIBOR + 6.20%
3.50%, 03/15/2041(l)	5,360	713	4.11%, 09/20/2047(l)	9,602	1,863
4.00%, 04/15/2025(l)	2,607	109	(1.00) x 1 Month LIBOR + 6.20%
4.58%, 05/15/2026(l)	2,557	212	4.11%, 11/20/2047(l)	6,741	1,241
(1.00) x 1 Month LIBOR + 6.65%			(1.00) x 1 Month LIBOR + 6.20%
4.68%, 09/15/2034(l)	389	23	4.16%, 06/20/2044(l)	16,046	1,993
(1.00) x 1 Month LIBOR + 6.75%			(1.00) x 1 Month LIBOR + 6.25%
Freddie Mac Structured Agency Credit Risk			4.16%, 10/20/2047(l)	6,563	1,279
Debt Notes			(1.00) x 1 Month LIBOR + 6.25%
2.61%, 04/25/2030	8,109	8,108	4.18%, 08/16/2045(l)	5,629	955
1.00 x 1 Month LIBOR + 0.55%			(1.00) x 1 Month LIBOR + 6.25%
2.86%, 03/25/2029	913	914	4.50%, 05/16/2043(l)	2,399	523
1.00 x 1 Month LIBOR + 0.80%			4.50%, 04/16/2044(l)	685	138
2.86%, 03/25/2029	2,511	2,513	4.56%, 12/20/2040(l)	5,361	991
1.00 x 1 Month LIBOR + 0.80%			(1.00) x 1 Month LIBOR + 6.65%
4.91%, 04/25/2028	3,999	4,143	4.58%, 04/16/2042(l)	3,781	704
1.00 x 1 Month LIBOR + 2.85%			(1.00) x 1 Month LIBOR + 6.65%
Ginnie Mae			4.66%, 11/20/2045(l)	3,110	561
1.75%, 10/16/2037	245	242	(1.00) x 1 Month LIBOR + 6.75%
2.96%, 09/16/2043(l)	8,755	738
(1.00) x 1 Month LIBOR + 5.05%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Ginnie Mae (continued)				Denbury Resources Inc
4.80%, 04/20/2041(l)		$1,760	$327	9.00%, 05/15/2021(g)	$40	$43
(1.10) x 1 Month LIBOR + 7.10%				Devon Energy Corp
JP Morgan Mortgage Trust 2014-1				5.60%, 07/15/2041	1,590	1,733
3.50%, 01/25/2044(g),(i)		1,720	1,720	Diamond Offshore Drilling Inc
JP Morgan Mortgage Trust 2016-2				4.88%, 11/01/2043	100	72
2.85%, 06/25/2046(g),(i)		6,912	6,825	Ecopetrol SA
JP Morgan Mortgage Trust 2016-3				7.38%, 09/18/2043	770	880
3.50%, 10/25/2046(g),(i)		5,813	5,730	Encana Corp
JP Morgan Mortgage Trust 2017-3				5.15%, 11/15/2041	1,295	1,306
3.50%, 08/25/2047(g),(i)		4,713	4,643	6.50%, 05/15/2019	9,725	9,964
JP Morgan Mortgage Trust 2017-4				6.50%, 02/01/2038	630	748
3.50%, 11/25/2048(g),(i)		5,165	5,092	Endeavor Energy Resources LP / EER Finance
JP Morgan Mortgage Trust 2017-6				Inc
3.50%, 12/25/2048(g),(i)		5,562	5,476	5.50%, 01/30/2026(g)	625	611
JP Morgan Mortgage Trust 2018-1				EP Energy LLC / Everest Acquisition Finance
3.50%, 06/25/2048(g),(i)		5,550	5,478	Inc
Merrill Lynch Mortgage Investors Trust Series				7.75%, 05/15/2026(g)	440	449
2005	-A8			8.00%, 11/29/2024(g)	690	697
2.41%, 08/25/2036		100	100	9.38%, 05/01/2024(g)	395	325
1.00 x 1 Month LIBOR + 0.35%				Extraction Oil & Gas Inc
Sequoia Mortgage Trust 2016-3				7.38%, 05/15/2024(g)	950	997
3.50%, 11/25/2046(g),(i)		3,448	3,415	Exxon Mobil Corp
Wells Fargo Mortgage Backed Securities				2.22%, 03/01/2021	185	182
2005-AR16 Trust				Gulfport Energy Corp
3.98%, 03/25/2035(i)		120	119	6.38%, 05/15/2025	770	747
			$132,359	Halcon Resources Corp
Oil & Gas - 2.99%				6.75%, 02/15/2025	635	589
Anadarko Petroleum Corp				Hess Infrastructure Partners LP / Hess
6.60%, 03/15/2046		1,360	1,675	Infrastructure Partners Finance Corp
Antero Resources Corp				5.63%, 02/15/2026(g)	735	739
5.13%, 12/01/2022		80	80	Jagged Peak Energy LLC
Ascent Resources Utica Holdings LLC / ARU				5.88%, 05/01/2026(g)	645	634
Finance Corp				Marathon Oil Corp
10.00%, 04/01/2022(g)		1,725	1,906	6.60%, 10/01/2037	4,235	5,070
BP Capital Markets PLC				Marathon Petroleum Corp
3.02%, 01/16/2027		95	90	4.75%, 09/15/2044	222	217
3.72%, 11/28/2028		95	95	MEG Energy Corp
Callon Petroleum Co				6.50%, 01/15/2025(g)	1,515	1,490
6.38%, 07/01/2026(g)		100	101	7.00%, 03/31/2024(g)	75	68
Canadian Natural Resources Ltd				Murphy Oil Corp
3.85%, 06/01/2027		2,000	1,951	4.45%, 12/01/2022	105	104
3.90%, 02/01/2025		2,005	1,989	Nabors Industries Inc
4.95%, 06/01/2047		1,120	1,186	5.00%, 09/15/2020	50	50
Carrizo Oil & Gas Inc				5.75%, 02/01/2025(g)	700	663
6.25%, 04/15/2023		50	51	Newfield Exploration Co
Chesapeake Energy Corp				5.63%, 07/01/2024	80	84
8.00%, 12/15/2022(g)		693	731	Noble Holding International Ltd
8.00%, 01/15/2025		460	471	7.88%, 02/01/2026(g)	50	51
8.00%, 06/15/2027		560	573	Oasis Petroleum Inc
Chesapeake Oil Op/Fin Escrow Shares				6.25%, 05/01/2026(g)	360	362
0.00%, 11/15/2019(a),(c),(h)		1,385	—	6.88%, 01/15/2023	1,125	1,150
Chevron Corp				Parsley Energy LLC / Parsley Finance Corp
1.99%, 03/03/2020		515	509	5.38%, 01/15/2025(g)	80	80
CNOOC Finance 2013 Ltd				Petrobras Global Finance BV
3.00%, 05/09/2023		1,850	1,778	7.38%, 01/17/2027	2,445	2,543
CNX Resources Corp				Petroleos Mexicanos
5.88%, 04/15/2022		65	65	5.35%, 02/12/2028(g)	1,232	1,151
Comstock Escrow Corp				6.50%, 03/13/2027	1,835	1,863
9.75%, 08/15/2026(g),(m)		85	82	QEP Resources Inc
Concho Resources Inc				5.63%, 03/01/2026	90	87
3.75%, 10/01/2027		95	91	Range Resources Corp
4.38%, 01/15/2025		4,920	4,952	5.00%, 03/15/2023	95	91
4.88%, 10/01/2047		30	31	Rowan Cos Inc
Continental Resources Inc/OK				4.88%, 06/01/2022	50	47
3.80%, 06/01/2024		8,378	8,230	Sanchez Energy Corp
4.38%, 01/15/2028		4,150	4,136	6.13%, 01/15/2023	100	69
4.90%, 06/01/2044		4,605	4,553	7.25%, 02/15/2023(g)	415	408
5.00%, 09/15/2022		300	304	Seven Generations Energy Ltd
CrownRock LP / CrownRock Finance Inc				5.38%, 09/30/2025(g)	15	14
5.63%, 10/15/2025(g)		1,095	1,057	Shell International Finance BV
				4.00%, 05/10/2046	1,815	1,794

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Sinopec Group Overseas Development 2017			DLL Securitization Trust 2017-A
Ltd			1.89%, 07/15/2020(g)		$3,217	$3,205
2.50%, 09/13/2022(g)	$3,850	$3,658	Popular ABS Mortgage Pass-Through Trust
SM Energy Co			2005-1
6.13%, 11/15/2022	55	56	2.33%, 05/25/2035		192	192
Southwestern Energy Co			1.00 x 1 Month LIBOR + 0.27%
7.75%, 10/01/2027	990	1,035				$18,379
Suncor Energy Inc			Packaging & Containers - 0.50%
4.00%, 11/15/2047	3,085	2,944	ARD Finance SA
Sunoco LP / Sunoco Finance Corp			7.13%, PIK 7.88%, 09/15/2023(i),(j)		715	722
4.88%, 01/15/2023(g)	1,235	1,214	ARD Securities Finance SARL
5.50%, 02/15/2026(g)	565	537	8.75%, PIK 8.75%, 01/31/2023(g),(i),(j)		145	145
5.88%, 03/15/2028(g)	50	47	Ardagh Packaging Finance PLC / Ardagh
Tengizchevroil Finance Co International Ltd			Holdings USA Inc
4.00%, 08/15/2026(g)	1,175	1,119	4.63%, 05/15/2023(g)		200	197
Transocean Inc			6.00%, 02/15/2025(g)		1,325	1,294
9.00%, 07/15/2023(g)	155	167	Ball Corp
Ultra Resources Inc			5.25%, 07/01/2025		100	103
6.88%, 04/15/2022(g)	820	531	Berry Global Inc
Unit Corp			5.13%, 07/15/2023		120	119
6.63%, 05/15/2021	960	948	BWAY Holding Co
Valero Energy Corp			5.50%, 04/15/2024(g)		90	88
4.35%, 06/01/2028	1,890	1,908	7.25%, 04/15/2025(g)		1,510	1,471
Whiting Petroleum Corp			Crown Americas LLC / Crown Americas
5.75%, 03/15/2021	995	1,015	Capital Corp IV
6.25%, 04/01/2023	925	959	4.50%, 01/15/2023		75	74
6.63%, 01/15/2026	90	93	Crown Americas LLC / Crown Americas
WildHorse Resource Development Corp			Capital Corp V
6.88%, 02/01/2025	960	970	4.25%, 09/30/2026		443	401
6.88%, 02/01/2025(g)	45	45	Crown Americas LLC / Crown Americas
		$92,105	Capital Corp VI
Oil & Gas Services - 0.38%			4.75%, 02/01/2026(g)		270	254
Archrock Partners LP / Archrock Partners			Crown Cork & Seal Co Inc
Finance Corp			7.38%, 12/15/2026		1,615	1,744
6.00%, 10/01/2022	985	975	Flex Acquisition Co Inc
Baker Hughes a GE Co LLC / Baker Hughes			6.88%, 01/15/2025(g)		1,230	1,196
Co-Obligor Inc			OI European Group BV
2.77%, 12/15/2022	1,470	1,425	4.00%, 03/15/2023(g)		35	33
3.34%, 12/15/2027	165	156	Owens-Brockway Glass Container Inc
4.08%, 12/15/2047	1,190	1,094	5.88%, 08/15/2023(g)		45	46
Calfrac Holdings LP			Packaging Corp of America
8.50%, 06/15/2026(g)	635	614	4.50%, 11/01/2023		5,775	5,946
Halliburton Co			Reynolds Group Issuer Inc / Reynolds Group
3.80%, 11/15/2025	1,509	1,499	Issuer LLC / Reynolds Group Issuer
4.75%, 08/01/2043	2,335	2,385	(Luxembourg) S.A.
PHI Inc			5.13%, 07/15/2023(g)		1,150	1,144
5.25%, 03/15/2019	365	345	5.75%, 10/15/2020		262	262
Schlumberger Investment SA			5.84%, 07/15/2021(g)		225	228
3.30%, 09/14/2021(g)	1,155	1,152	3 Month LIBOR + 3.50%
SESI LLC						$15,467
7.13%, 12/15/2021	70	71	Pharmaceuticals - 1.19%
USA Compression Partners LP / USA			AbbVie Inc
Compression Finance Corp			4.45%, 05/14/2046		1,115	1,064
6.88%, 04/01/2026(g)	670	689	Allergan Funding SCS
Weatherford International Ltd			1.25%, 06/01/2024	EUR	540	621
4.50%, 04/15/2022	500	462	3.85%, 06/15/2024		$1,420	1,402
8.25%, 06/15/2023	535	531	4.55%, 03/15/2035		200	195
9.88%, 02/15/2024	360	365	4.85%, 06/15/2044		735	725
		$11,763	Bausch Health Cos Inc
Other Asset Backed Securities - 0.60%			5.50%, 03/01/2023(g)		630	597
Chase Funding Trust Series 2003-5			5.50%, 11/01/2025(g)		730	731
2.66%, 07/25/2033	612	592	5.63%, 12/01/2021(g)		630	624
1.00 x 1 Month LIBOR + 0.60%			5.88%, 05/15/2023(g)		395	379
Chase Funding Trust Series 2004-1			Bayer US Finance II LLC
2.52%, 12/25/2033	23	22	3.88%, 12/15/2023(g)		2,070	2,076
1.00 x 1 Month LIBOR + 0.46%			4.38%, 12/15/2028(g)		3,680	3,719
Dell Equipment Finance Trust 2017-2			4.88%, 06/25/2048(g)		3,030	3,128
2.38%, 02/24/2020(g)	4,766	4,768	CVS Health Corp
1.00 x 1 Month LIBOR + 0.30%			2.75%, 12/01/2022		170	163
Dell Equipment Finance Trust 2018-1
2.36%, 10/22/2020(g)	9,600	9,600
1.00 x 1 Month LIBOR + 0.30%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)				Pipelines (continued)
CVS Health Corp (continued)				MPLX LP (continued)
3.70%, 03/09/2023		$1,575	$1,566	4.50%, 07/15/2023		$3,995	$4,085
4.13%, 05/15/2021		130	132	4.70%, 04/15/2048		900	856
4.30%, 03/25/2028		1,230	1,226	5.20%, 03/01/2047		50	51
4.75%, 12/01/2022		3,125	3,241	NuStar Logistics LP
4.78%, 03/25/2038		3,340	3,366	5.63%, 04/28/2027		1,345	1,313
4.88%, 07/20/2035		1,355	1,376	ONEOK Partners LP
5.00%, 12/01/2024		4,935	5,150	3.80%, 03/15/2020		4,665	4,685
5.05%, 03/25/2048		3,460	3,586	4.90%, 03/15/2025		5	5
Endo Finance LLC / Endo Finco Inc				Peru LNG Srl
5.38%, 01/15/2023(g)		100	84	5.38%, 03/22/2030(g)		700	713
Shire Acquisitions Investments Ireland DAC				Plains All American Pipeline LP / PAA
2.40%, 09/23/2021		310	299	Finance Corp
Valeant Pharmaceuticals International				4.50%, 12/15/2026		2,535	2,516
8.50%, 01/31/2027(g)		400	411	Sabine Pass Liquefaction LLC
Wyeth LLC				4.20%, 03/15/2028		785	769
6.00%, 02/15/2036		565	690	5.00%, 03/15/2027		1,310	1,352
			$36,551	5.75%, 05/15/2024		6,085	6,562
Pipelines - 2.58%				Summit Midstream Holdings LLC / Summit
Abu Dhabi Crude Oil Pipeline LLC				Midstream Finance Corp
3.65%, 11/02/2029(g)		1,550	1,484	5.75%, 04/15/2025		965	926
Andeavor Logistics LP				Targa Resources Partners LP / Targa
6.88%, 12/31/2049(f),(k)		3,260	3,266	Resources Partners Finance Corp
3 Month LIBOR + 4.65%				5.88%, 04/15/2026(g)		810	826
Andeavor Logistics LP / Tesoro Logistics				TransCanada PipeLines Ltd
Finance Corp				3.30%, 07/17/2025	CAD	320	244
3.50%, 12/01/2022		65	64	4.25%, 05/15/2028		$1,680	1,701
4.25%, 12/01/2027		40	39	4.63%, 03/01/2034		40	40
6.25%, 10/15/2022		2	2	5.00%, 10/16/2043		70	73
Antero Midstream Partners LP / Antero				7.13%, 01/15/2019		30	31
Midstream Finance Corp				Transportadora de Gas Internacional SA ESP
5.38%, 09/15/2024		315	316	5.70%, 03/20/2022		815	832
Blue Racer Midstream LLC / Blue Racer				Western Gas Partners LP
Finance Corp				4.50%, 03/01/2028		2,200	2,149
6.13%, 11/15/2022(g)		55	56	4.65%, 07/01/2026		1,120	1,111
Cheniere Corpus Christi Holdings LLC				5.45%, 04/01/2044		3,475	3,329
5.13%, 06/30/2027		1,270	1,274	Williams Cos Inc/The
5.88%, 03/31/2025		90	95	4.55%, 06/24/2024		85	85
Columbia Pipeline Group Inc				5.75%, 06/24/2044		1,530	1,629
3.30%, 06/01/2020		230	229	Williams Partners LP
DCP Midstream Operating LP				3.60%, 03/15/2022		3,185	3,174
5.35%, 03/15/2020(g)		5,400	5,542	4.85%, 03/01/2048		560	550
9.75%, 03/15/2019(g)		230	239	5.10%, 09/15/2045		1,780	1,812
Enable Midstream Partners LP							$79,548
4.40%, 03/15/2027		1,940	1,869	Private Equity - 0.07%
Enbridge Inc				Icahn Enterprises LP / Icahn Enterprises
6.00%, 01/15/2077(k)		2,295	2,251	Finance Corp
3 Month LIBOR + 3.89%				6.25%, 02/01/2022		1,095	1,116
Energy Transfer Equity LP				6.38%, 12/15/2025		900	905
5.88%, 01/15/2024		615	640				$2,021
Energy Transfer Partners LP				Real Estate - 0.10%
4.90%, 03/15/2035		1,420	1,335	Crescent Communities LLC/Crescent
5.30%, 04/15/2047		1,125	1,069	Ventures Inc
EnLink Midstream Partners LP				8.88%, 10/15/2021(g)		586	620
4.40%, 04/01/2024		4,479	4,300	Greystar Real Estate Partners LLC
5.05%, 04/01/2045		50	42	5.75%, 12/01/2025(g)		75	73
Enterprise Products Operating LLC				Prologis LP
4.85%, 03/15/2044		100	103	3.88%, 09/15/2028		2,505	2,509
5.38%, 02/15/2078(k)		6,530	6,134				$3,202
3 Month LIBOR + 2.57%				REITs - 1.00%
Genesis Energy LP / Genesis Energy Finance				Alexandria Real Estate Equities Inc
Corp				3.45%, 04/30/2025		11,095	10,610
6.75%, 08/01/2022		115	117	4.70%, 07/01/2030		2,230	2,251
Kinder Morgan Energy Partners LP				American Campus Communities Operating
4.70%, 11/01/2042		2,625	2,453	Partnership LP
Kinder Morgan Inc/DE				3.63%, 11/15/2027		3,140	2,943
2.25%, 03/16/2027	EUR	275	331	CC Holdings GS V LLC / Crown Castle GS
3.05%, 12/01/2019		$1,575	1,575	III Corp
5.05%, 02/15/2046		25	25	3.85%, 04/15/2023		2,320	2,301
5.63%, 11/15/2023(g)		2,905	3,114
MPLX LP
4.00%, 03/15/2028		170	165

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
REITs (continued)				Retail (continued)
Equinix Inc				PetSmart Inc
5.38%, 04/01/2023		$730	$748	5.88%, 06/01/2025(g)		$890	$699
5.38%, 05/15/2027		50	50	7.13%, 03/15/2023(g)		90	61
5.88%, 01/15/2026		925	956	Walmart Inc
ESH Hospitality Inc				3.13%, 06/23/2021		1,075	1,077
5.25%, 05/01/2025(g)		55	53	3.40%, 06/26/2023		2,565	2,578
Healthcare Trust of America Holdings LP				3.70%, 06/26/2028		565	569
3.50%, 08/01/2026		1,500	1,401	3.95%, 06/28/2038		1,755	1,778
3.75%, 07/01/2027		2,940	2,777	4.05%, 06/29/2048		1,640	1,665
Iron Mountain Inc							$16,925
4.38%, 06/01/2021(g)		770	768	Savings & Loans - 0.32%
5.25%, 03/15/2028(g)		305	282	Nationwide Building Society
Iron Mountain US Holdings Inc				1.50%, 03/08/2026(k)	EUR	550	639
5.38%, 06/01/2026(g)		825	785	Euribor 3 Month + 0.93%
iStar Inc				4.12%, 10/18/2032(g),(k)		$9,875	9,187
4.63%, 09/15/2020		500	496	USD ICE SWAP Rate NY 5 + 1.85%
5.00%, 07/01/2019		44	44	6.88%, 12/31/2049(f),(k)	GBP	100	135
5.25%, 09/15/2022		335	327	GBP Swap 5YR + 4.88%
6.50%, 07/01/2021		445	454				$9,961
MGM Growth Properties Operating				Semiconductors - 0.61%
Partnership LP / MGP Finance Co-Issuer Inc				NXP BV / NXP Funding LLC
5.63%, 05/01/2024		870	889	3.88%, 09/01/2022(g)		$3,800	3,743
MPT Operating Partnership LP / MPT Finance				4.63%, 06/01/2023(g)		1,775	1,795
Corp				QUALCOMM Inc
6.38%, 03/01/2024		160	168	2.90%, 05/20/2024		2,185	2,075
Prologis Euro Finance LLC				3.07%, 01/30/2023		2,735	2,731
1.88%, 01/05/2029(m)	EUR	400	468	3 Month LIBOR + 0.73%
RHP Hotel Properties LP / RHP Finance				4.30%, 05/20/2047		360	340
Corp				Sensata Technologies BV
5.00%, 04/15/2021		$90	91	5.00%, 10/01/2025(g)		45	45
SBA Communications Corp				Sensata Technologies UK Financing Co PLC
4.88%, 09/01/2024		125	121	6.25%, 02/15/2026(g)		1,160	1,217
Senior Housing Properties Trust				Texas Instruments Inc
4.75%, 02/15/2028		1,690	1,642	4.15%, 05/15/2048		1,900	1,951
Uniti Group LP / Uniti Group Finance Inc /				Xilinx Inc
CSL Capital LLC				2.95%, 06/01/2024		5,025	4,797
8.25%, 10/15/2023		100	93				$18,694
VEREIT Operating Partnership LP				Software - 0.92%
4.13%, 06/01/2021		150	152	BMC Software Finance Inc
			$30,870	8.13%, 07/15/2021(g)		75	77
Retail - 0.55%				CDK Global Inc
1011778 BC ULC / New Red Finance Inc				4.88%, 06/01/2027		40	39
5.00%, 10/15/2025(g)		1,325	1,270	Epicor Software Corp
Claire's Stores Inc				10.59%, 06/30/2023(g)		582	589
0.00%, 03/15/2019(a),(g)		400	254	3 Month LIBOR + 8.25%
Ferrellgas LP / Ferrellgas Finance Corp				First Data Corp
6.50%, 05/01/2021		50	46	5.00%, 01/15/2024(g)		1,400	1,415
Golden Nugget Inc				7.00%, 12/01/2023(g)		175	183
6.75%, 10/15/2024(g)		1,570	1,566	Genesys Telecommunications Laboratories
Home Depot Inc/The				Inc/Greeneden Lux 3 Sarl
3.90%, 06/15/2047		1,035	1,009	10.00%, 11/30/2024(g)		45	50
5.88%, 12/16/2036		870	1,072	Infor US Inc
IRB Holding Corp				6.50%, 05/15/2022		75	76
6.75%, 02/15/2026(g)		790	751	IQVIA Inc
JC Penney Corp Inc				4.88%, 05/15/2023(g)		150	152
5.88%, 07/01/2023(g)		40	38	5.00%, 10/15/2026(g)		1,320	1,316
8.63%, 03/15/2025(g)		175	147	j2 Cloud Services LLC / j2 Global Co-Obligor
KFC Holding Co/Pizza Hut Holdings				Inc
LLC/Taco Bell of America LLC				6.00%, 07/15/2025(g)		235	238
4.75%, 06/01/2027(g)		10	9	Microsoft Corp
5.00%, 06/01/2024(g)		25	25	1.55%, 08/08/2021		1,503	1,443
5.25%, 06/01/2026(g)		125	123	2.00%, 11/03/2020		2,515	2,471
L Brands Inc				2.00%, 08/08/2023		140	132
5.25%, 02/01/2028		60	53	3.70%, 08/08/2046		2,950	2,865
5.63%, 02/15/2022		205	209	3.95%, 08/08/2056		2,185	2,181
6.69%, 01/15/2027(g)		126	119	4.45%, 11/03/2045		1,060	1,160
6.88%, 11/01/2035		655	562	4.50%, 02/06/2057		1,140	1,253
Lowe's Cos Inc				MSCI Inc
3.10%, 05/03/2027		35	33	5.75%, 08/15/2025(g)		65	68
McDonald's Corp				Open Text Corp
2.10%, 12/07/2018		1,105	1,103	5.88%, 06/01/2026(g)		30	31
2.75%, 12/09/2020		110	109

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Software (continued)			Sovereign (continued)
Oracle Corp			Serbia International Bond
2.50%, 10/15/2022	$773	$751	7.25%, 09/28/2021		$1,000	$1,094
2.95%, 11/15/2024	2,145	2,079	Sri Lanka Government International Bond
4.00%, 11/15/2047	7,185	6,987	5.75%, 04/18/2023(g)		425	420
6.13%, 07/08/2039	1,985	2,493	Turkey Government International Bond
Rackspace Hosting Inc			5.75%, 03/22/2024		1,850	1,749
8.63%, 11/15/2024(g)	100	101	Ukraine Government International Bond
Solera LLC / Solera Finance Inc			7.75%, 09/01/2026		1,275	1,232
10.50%, 03/01/2024(g)	65	72	Uruguay Government International Bond
		$28,222	5.10%, 06/18/2050		10	10
Sovereign - 1.66%						$51,270
Argentine Republic Government International			Student Loan Asset Backed Securities - 2.08%
Bond			Navient Private Education Loan Trust 2015-
5.63%, 01/26/2022	1,850	1,760	C
5.88%, 01/11/2028	1,260	1,062	3.57%, 01/16/2035(g)		997	999
6.88%, 01/26/2027	75	68	1.00 x 1 Month LIBOR + 1.50%
CoBank ACB			Navient Private Education Loan Trust 2017-
6.25%, 12/31/2049(f),(k)	1,270	1,353	A
3 Month LIBOR + 4.66%			2.47%, 12/16/2058(g)		5,999	6,005
Colombia Government International Bond			1.00 x 1 Month LIBOR + 0.40%
3.88%, 04/25/2027	3,225	3,144	Navient Private Education Loan Trust 2018-
5.00%, 06/15/2045	740	736	B
Croatia Government International Bond			2.42%, 12/15/2059(g)		8,265	8,264
6.00%, 01/26/2024	2,225	2,425	1.00 x 1 Month LIBOR + 0.35%
6.63%, 07/14/2020	150	158	Navient Student Loan Trust 2017-3
Dominican Republic International Bond			2.36%, 07/26/2066(g)		2,838	2,838
5.95%, 01/25/2027(g)	900	912	1.00 x 1 Month LIBOR + 0.30%
6.00%, 07/19/2028(g)	325	328	2.66%, 07/26/2066(g)		6,750	6,799
Ecuador Government International Bond			1.00 x 1 Month LIBOR + 0.60%
10.75%, 03/28/2022	1,250	1,352	Navient Student Loan Trust 2017-4
Egypt Government International Bond			2.56%, 09/27/2066(g)		3,500	3,510
5.58%, 02/21/2023(g)	1,725	1,711	1.00 x 1 Month LIBOR + 0.50%
Ghana Government International Bond			Navient Student Loan Trust 2018-1
8.63%, 06/16/2049(g)	300	311	2.25%, 03/25/2067(g)		3,378	3,377
Hungary Government International Bond			1.00 x 1 Month LIBOR + 0.19%
5.38%, 02/21/2023	1,370	1,459	SMB Private Education Loan Trust 2017-B
Indonesia Government International Bond			2.34%, 06/17/2024(g)		8,325	8,323
3.85%, 07/18/2027(g)	1,475	1,424	1.00 x 1 Month LIBOR + 0.27%
5.38%, 10/17/2023(g)	5,600	5,930	SMB Private Education Loan Trust 2018-B
Iraq International Bond			2.40%, 12/16/2024(g)		13,000	12,999
6.75%, 03/09/2023(g)	1,400	1,393	1.00 x 1 Month LIBOR + 0.32%
Ivory Coast Government International Bond			Sofi Professional Loan Program 2016-A LLC
6.13%, 06/15/2033(g)	450	413	3.81%, 08/25/2036(g)		2,041	2,106
Kazakhstan Government International Bond			1.00 x 1 Month LIBOR + 1.75%
5.13%, 07/21/2025	550	591	Sofi Professional Loan Program 2017-B LLC
Kenya Government International Bond			1.83%, 05/25/2040(g)		286	284
7.25%, 02/28/2028(g)	600	607	SoFi Professional Loan Program 2017-D
Mexico Government International Bond			LLC
3.75%, 01/11/2028	1,115	1,057	1.72%, 09/25/2040(g)		588	584
4.75%, 03/08/2044	1,430	1,342	SoFi Professional Loan Program 2017-E
Nigeria Government International Bond			LLC
7.70%, 02/23/2038(g)	410	406	2.56%, 11/26/2040(g)		3,471	3,481
Panama Government International Bond			1.00 x 1 Month LIBOR + 0.50%
3.88%, 03/17/2028	1,200	1,197	Sofi Professional Loan Program 2018-A LLC
Peruvian Government International Bond			2.41%, 02/25/2042(g)		4,354	4,354
5.63%, 11/18/2050	686	814	1.00 x 1 Month LIBOR + 0.35%
Philippine Government International Bond						$63,923
3.00%, 02/01/2028	1,460	1,370	Telecommunications - 1.70%
Qatar Government International Bond			Anixter Inc
3.25%, 06/02/2026	2,100	2,005	5.13%, 10/01/2021		220	226
3.88%, 04/23/2023(g)	1,775	1,782	AT&T Inc
Republic of Poland Government International			2.85%, 05/25/2024	CAD	325	239
Bond			3.15%, 09/04/2036	EUR	700	822
3.25%, 04/06/2026	80	78	4.30%, 02/15/2030(g)		$7,996	7,646
Republic of South Africa Government			4.75%, 05/15/2046		110	101
International Bond			4.90%, 08/15/2037(g)		4,665	4,495
4.30%, 10/12/2028	1,075	978	5.15%, 03/15/2042		145	140
Russian Foreign Bond - Eurobond			5.20%, 11/18/2033	GBP	100	155
4.75%, 05/27/2026	3,000	3,041	5.45%, 03/01/2047		$2,015	2,031
Saudi Government International Bond			6.38%, 03/01/2041		725	798
4.00%, 04/17/2025(g)	4,575	4,572	Bharti Airtel International Netherlands BV
5.00%, 04/17/2049(g)	1,000	986	5.13%, 03/11/2023(g)		1,950	1,950

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Telecommunications (continued)				Telecommunications (continued)
Cincinnati Bell Inc				Verizon Communications Inc
7.00%, 07/15/2024(g)		$75	$67	5.01%, 08/21/2054	$1,840	$1,831
Cisco Systems Inc				5.25%, 03/16/2037	5,030	5,394
2.20%, 02/28/2021		145	142	Wind Tre SpA
5.50%, 01/15/2040		20	24	5.00%, 01/20/2026(g)	755	678
Citizens Communications Co				Windstream Services LLC / Windstream
7.13%, 03/15/2019		185	186	Finance Corp
CommScope Technologies LLC				7.75%, 10/01/2021	45	36
6.00%, 06/15/2025(g)		90	93			$52,500
Embarq Corp				Textiles - 0.01%
8.00%, 06/01/2036		110	103	Eagle Intermediate Global Holding BV/Ruyi
Empresa Nacional de Telecomunicaciones				US Finance LLC
SA				7.50%, 05/01/2025(g)	325	323
4.75%, 08/01/2026(g)		1,250	1,219
Frontier Communications Corp				Toys, Games & Hobbies - 0.00%
8.50%, 04/01/2026(g)		1,355	1,301	Mattel Inc
11.00%, 09/15/2025		1,565	1,269	6.75%, 12/31/2025(g)	100	97
Goodman Networks Inc
8.00%, 05/11/2022		257	172	Transportation - 0.49%
GTT Communications Inc				Burlington Northern Santa Fe LLC
7.88%, 12/31/2024(g)		960	950	4.15%, 12/15/2048(m)	1,795	1,809
Hughes Satellite Systems Corp				4.38%, 09/01/2042	870	896
6.63%, 08/01/2026		95	90	Eletson Holdings Inc / Eletson Finance US
Intelsat Jackson Holdings SA				LLC / Agathonissos Finance LLC
5.50%, 08/01/2023		1,080	994	9.62%, 01/15/2022(i)	1,792	1,129
7.25%, 10/15/2020		960	963	FedEx Corp
8.00%, 02/15/2024(g)		1,185	1,250	5.10%, 01/15/2044	50	53
Level 3 Financing Inc				Kazakhstan Temir Zholy National Co JSC
5.38%, 01/15/2024		1,205	1,193	4.85%, 11/17/2027(g)	650	652
5.38%, 05/01/2025		90	88	Navios Maritime Acquisition Corp / Navios
Level 3 Parent LLC				Acquisition Finance US Inc
5.75%, 12/01/2022		20	20	8.13%, 11/15/2021(g)	2,990	2,452
Nokia OYJ				Navios Maritime Holdings Inc / Navios
6.63%, 05/15/2039		70	74	Maritime Finance II US Inc
Orange SA				7.38%, 01/15/2022(g)	1,235	976
5.75%, 12/31/2049(f),(k)	GBP	125	178	11.25%, 08/15/2022(g)	1,065	1,014
GBP Swap 5YR + 3.35%				Navios South American Logistics Inc / Navios
SES SA				Logistics Finance US Inc
4.62%, 12/31/2049(f),(k)	EUR	300	373	7.25%, 05/01/2022(g)	725	696
EUR Swap Annual 5YR + 4.66%				Union Pacific Corp
Sprint Capital Corp				3.20%, 06/08/2021	140	140
6.90%, 05/01/2019		$640	653	3.50%, 06/08/2023	2,400	2,400
8.75%, 03/15/2032		375	404	3.95%, 09/10/2028	2,565	2,600
Sprint Communications Inc				4.38%, 11/15/2065	35	33
6.00%, 11/15/2022		1,425	1,441	XPO Logistics Inc
7.00%, 08/15/2020		40	42	6.50%, 06/15/2022(g)	91	93
Sprint Corp						$14,943
7.13%, 06/15/2024		1,200	1,232	Trucking & Leasing - 0.09%
7.63%, 03/01/2026		425	441	Avolon Holdings Funding Ltd
7.88%, 09/15/2023		1,845	1,969	5.50%, 01/15/2023(g)	480	477
Telecom Italia Capital SA				DAE Funding LLC
6.38%, 11/15/2033		285	288	4.50%, 08/01/2022(g)	960	946
7.72%, 06/04/2038		80	88	5.00%, 08/01/2024(g)	920	904
Telecom Italia Finance SA				Park Aerospace Holdings Ltd
7.75%, 01/24/2033	EUR	300	485	5.25%, 08/15/2022(g)	145	145
Telecom Italia SpA/Milano				5.50%, 02/15/2024(g)	225	222
5.30%, 05/30/2024(g)		$680	682			$2,694
5.88%, 05/19/2023	GBP	150	217	TOTAL BONDS		$2,011,185
T-Mobile USA Inc				SENIOR FLOATING RATE INTERESTS -	Principal
4.00%, 04/15/2022		$205	203	2.42%	Amount (000's) Value (000's)
4.50%, 02/01/2026		395	371	Aerospace & Defense - 0.04%
5.13%, 04/15/2025		980	984	Sequa Mezzanine Holdings LLC
5.38%, 04/15/2027		50	49	7.07%, 11/28/2021(n)	$691	$691
6.00%, 04/15/2024		345	356	US LIBOR + 5.00%
6.50%, 01/15/2024		190	198	TransDigm Inc
6.50%, 01/15/2026		1,330	1,395	4.58%, 06/09/2023(n)	537	537
VEON Holdings BV				US LIBOR + 2.50%
3.95%, 06/16/2021(g)		1,175	1,146
				4.58%, 08/22/2024(n)	15	15
4.95%, 06/16/2024(g)		875	837	US LIBOR + 2.50%

7.50%, 03/01/2022		1,608	1,728	4.58%, 05/30/2025(n)	10	10
				US LIBOR + 2.50%
						$1,253

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Automobile Manufacturers - 0.12%			Engineering & Construction - 0.04%
Navistar Financial Corp			Pisces Midco Inc
0.00%, 07/25/2025(n),(o)	$1,890	$1,893	6.09%, 03/28/2025(n)	$1,290	$1,291
US LIBOR + 3.75%			US LIBOR + 3.75%
Navistar Inc
5.92%, 11/06/2024(n)	1,945	1,945	Entertainment - 0.12%
US LIBOR + 3.50%			CCM Merger Inc
		$3,838	4.83%, 08/06/2021(n)	976	979
Automobile Parts & Equipment - 0.03%			US LIBOR + 2.75%
American Axle & Manufacturing Inc			Eldorado Resorts Inc
4.32%, 04/06/2024(n)	808	806	4.40%, 04/17/2024(n)	271	270
US LIBOR + 2.25%			US LIBOR + 2.25%
			Stars Group Holdings BV
Chemicals - 0.15%			5.83%, 06/27/2025(n)	685	691
A Schulman Inc			US LIBOR + 3.50%
5.33%, 06/01/2022(n)	558	558	WMG Acquisition Corp
US LIBOR + 3.25%			4.20%, 11/01/2023(n)	1,643	1,636
Aruba Investments Inc			US LIBOR + 2.13%
5.33%, 02/02/2022(n)	663	663			$3,576
US LIBOR + 3.25%			Environmental Control - 0.02%
Consolidated Energy Finance SA			Filtration Group Corp
4.60%, 05/02/2025(n)	1,120	1,117	5.08%, 03/28/2025(n)	489	491
US LIBOR + 2.50%			US LIBOR + 3.00%
Emerald Performance Materials LLC
9.83%, 08/01/2022(n)	2,135	2,143	Food - 0.11%
US LIBOR + 6.75%			B&G Foods Inc
		$4,481	4.08%, 11/02/2022(n)	610	611
Commercial Services - 0.10%			US LIBOR + 2.00%
Garda World Security Corp			JBS USA LUX SA
5.80%, 05/24/2024(n)	931	930	4.83%, 10/30/2022(n)	1,105	1,103
US LIBOR + 3.50%			US LIBOR + 2.50%
Prime Security Services Borrower LLC			Post Holdings Inc
4.83%, 05/02/2022(n)	1,084	1,085	4.07%, 05/24/2024(n)	1,723	1,723
US LIBOR + 2.75%			US LIBOR + 2.00%
TMS International Corp					$3,437
4.83%, 08/14/2024(n)	1,010	1,010	Healthcare - Products - 0.05%
US LIBOR + 2.75%			DJO Finance LLC
		$3,025	5.46%, 06/08/2020(n)	842	840
Computers - 0.07%			US LIBOR + 3.25%
Dell International LLC			Kinetic Concepts Inc
4.08%, 09/07/2023(n)	1,224	1,224	5.58%, 02/02/2024(n)	683	685
US LIBOR + 2.00%			US LIBOR + 3.25%
McAfee LLC					$1,525
10.59%, 09/26/2025(n)	905	924	Healthcare - Services - 0.09%
US LIBOR + 8.50%			Acadia Healthcare Co Inc
		$2,148	4.58%, 02/16/2023(n)	553	555
Consumer Products - 0.03%			US LIBOR + 2.50%
Prestige Brands Inc			Ardent Health Partners LLC
4.08%, 01/26/2024(n)	777	777	6.57%, 06/16/2025(n)	855	860
US LIBOR + 2.00%			US LIBOR + 4.50%
			DaVita Inc
Diversified Financial Services - 0.12%			4.83%, 06/24/2021(n)	588	591
Lions Gate Capital Holdings LLC			US LIBOR + 2.75%
4.31%, 03/24/2025(n)	943	945	MPH Acquisition Holdings LLC
US LIBOR + 2.25%			5.08%, 06/07/2023(n)	757	757
Russell Investments US Institutional Holdco			US LIBOR + 3.00%
Inc					$2,763
5.33%, 06/01/2023(n)	2,810	2,810	Insurance - 0.18%
US LIBOR + 3.25%			Asurion LLC
		$3,755	5.08%, 11/03/2023(n)	226	226
Electric - 0.03%			US LIBOR + 3.00%
Vistra Operations Co LLC			8.58%, 08/04/2025(n)	2,510	2,545
4.07%, 12/14/2025(n)	1,030	1,027	US LIBOR + 6.50%
US LIBOR + 2.00%			Genworth Holdings Inc
			6.58%, 02/28/2023(n)	1,800	1,833
Electrical Components & Equipment - 0.06%			US LIBOR + 4.50%
Energizer Holdings Inc			HUB International Ltd
0.00%, 06/20/2025(n),(o)	1,930	1,935	5.33%, 04/18/2025(n)	955	954
US LIBOR + 2.25%			US LIBOR + 3.00%
					$5,558

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Leisure Products & Services - 0.03%			REITs (continued)
ClubCorp Holdings Inc			MGM Growth Properties Operating
5.08%, 09/18/2024(n)	$1,033	$1,030	Partnership LP
US LIBOR + 2.75%			4.08%, 04/25/2025(n)	$573	$573
			US LIBOR + 2.00%
Lodging - 0.06%					$1,157
Caesars Resort Collection LLC			Retail - 0.20%
4.83%, 12/22/2024(n)	1,085	1,088	Academy Ltd
US LIBOR + 2.75%			6.09%, 07/01/2022(n)	2,066	1,705
Golden Nugget Inc/NV			US LIBOR + 4.00%
4.83%, 10/04/2023(n)	198	199	Beacon Roofing Supply Inc
US LIBOR + 2.75%			4.35%, 10/11/2024(n)	524	523
Hilton Worldwide Finance LLC			US LIBOR + 2.25%
3.81%, 10/25/2023(n)	684	686	GYP Holdings III Corp
US LIBOR + 1.75%			4.83%, 06/01/2025(n)	534	529
		$1,973	US LIBOR + 2.75%
Media - 0.09%			IRB Holding Corp
CSC Holdings LLC			5.35%, 01/17/2025(n)	1,097	1,104
4.57%, 01/12/2026(n)	414	413	US LIBOR + 3.25%
US LIBOR + 2.50%			JC Penney Corp Inc
Meredith Corp			6.57%, 06/23/2023(n)	632	609
5.08%, 01/17/2025(n)	549	550	US LIBOR + 4.25%
US LIBOR + 3.00%			KFC Holding Co
Unitymedia Finance LLC			3.83%, 04/03/2025(n)	548	547
4.32%, 09/30/2025(n)	545	543	US LIBOR + 1.75%
US LIBOR + 2.25%			Michaels Stores Inc
Univision Communications Inc			4.56%, 01/30/2023(n)	563	562
4.83%, 03/15/2024(n)	1,162	1,128	US LIBOR + 2.50%
US LIBOR + 2.75%			PetSmart Inc
		$2,634	5.10%, 03/11/2022(n)	697	579
Oil & Gas - 0.15%			US LIBOR + 3.00%
California Resources Corp					$6,158
6.83%, 11/14/2022(n)	1,495	1,519	Semiconductors - 0.02%
US LIBOR + 4.75%			Micron Technology Inc
12.44%, 12/31/2021(n)	1,250	1,378	3.83%, 04/26/2022(n)	533	534
US LIBOR + 10.37%			US LIBOR + 1.75%
Chesapeake Energy Corp
9.58%, 08/23/2021(n)	1,720	1,796	Telecommunications - 0.26%
US LIBOR + 7.50%			Avaya Inc
		$4,693	6.32%, 12/15/2024(n)	2,867	2,879
Oil & Gas Services - 0.00%			US LIBOR + 4.25%
Apergy Corp			Level 3 Parent LLC
4.62%, 04/18/2025(n)	140	140	4.27%, 02/22/2024(n)	810	811
US LIBOR + 2.50%			US LIBOR + 2.25%
			Maxar Technologies Ltd
Packaging & Containers - 0.10%			4.85%, 10/04/2024(n)	3,279	3,274
Berry Global Inc			US LIBOR + 2.75%
4.08%, 10/01/2022(n)	433	434	West Corp
US LIBOR + 2.00%			6.08%, 10/10/2024(n)	1,047	1,047
Caraustar Industries Inc			US LIBOR + 4.00%
7.83%, 03/14/2022(n)	1,029	1,037			$8,011
US LIBOR + 5.50%			Transportation - 0.01%
CROWN Americas LLC			Navios Maritime Partners LP
4.08%, 01/17/2025(n)	275	275	7.33%, 09/14/2020(n)	316	316
US LIBOR + 2.00%			US LIBOR + 5.00%
Flex Acquisition Co Inc
5.34%, 12/29/2023(n)	607	606	Trucking & Leasing - 0.04%
US LIBOR + 3.00%			Avolon TLB Borrower 1 US LLC
Reynolds Group Holdings Inc			4.09%, 01/15/2025(n)	1,372	1,362
4.83%, 02/05/2023(n)	617	619	US LIBOR + 2.00%
US LIBOR + 2.75%
		$2,971	TOTAL SENIOR FLOATING RATE INTERESTS		$74,407
Pharmaceuticals - 0.06%			U.S. GOVERNMENT & GOVERNMENT	Principal
Bausch Health Cos Inc			AGENCY OBLIGATIONS - 32.61%	Amount (000's)	Value (000's)
5.09%, 05/19/2025(n)	1,740	1,742	Federal Home Loan Mortgage Corporation (FHLMC) - 3.06%
US LIBOR + 3.00%			3.00%, 01/01/2043	$3,006	$2,922
			3.00%, 02/01/2043	1,254	1,219
REITs - 0.04%			3.00%, 03/01/2043	536	521
iStar Inc			3.00%, 01/01/2047	23,893	23,104
4.84%, 06/20/2023(n)	584	584	3.50%, 06/01/2044	1,109	1,107
US LIBOR + 2.75%			3.50%, 04/01/2046	24,073	23,965
			3.50%, 11/01/2046	4,970	4,942

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA) (continued)
3.86%, 01/01/2034	$43	$44	3.50%, 04/01/2030	$7,357	$7,452
1.00 x U.S. Treasury 1-Year Note + 2.37%			3.50%, 09/01/2030(p)	5,000	5,038
4.00%, 08/01/2045(p)	7,000	7,107	3.50%, 02/01/2033	48	49
4.00%, 04/01/2048	99	100	3.50%, 10/01/2033	2,958	2,989
4.50%, 04/01/2031	896	933	3.50%, 08/01/2034	2,177	2,193
4.50%, 04/01/2041	5,628	5,887	3.50%, 01/01/2041	266	266
4.50%, 12/01/2043	5,131	5,346	3.50%, 05/01/2043	405	405
4.50%, 09/01/2044	6,862	7,139	3.50%, 07/01/2043	1,901	1,896
4.50%, 03/01/2046	1,267	1,329	3.50%, 09/01/2044	6,348	6,322
5.00%, 10/01/2018	2	2	3.50%, 11/01/2044	4,613	4,593
5.00%, 01/01/2019	10	10	3.50%, 03/01/2045	8,455	8,424
5.00%, 06/01/2031	730	774	3.50%, 04/01/2045	4,144	4,123
5.00%, 09/01/2039	1,939	2,069	3.50%, 08/01/2045(p)	31,000	30,715
5.50%, 08/01/2023	398	410	3.50%, 08/01/2045	6,089	6,051
5.50%, 05/01/2033	61	66	3.50%, 11/01/2045	13,169	13,135
5.50%, 10/01/2033	45	48	3.50%, 01/01/2046	5,751	5,748
5.50%, 12/01/2033	641	699	3.50%, 06/01/2046	8,148	8,099
5.50%, 11/01/2036	549	594	3.50%, 07/01/2046	12,658	12,581
5.50%, 04/01/2038	200	216	3.50%, 10/01/2046	5,020	4,988
5.50%, 08/01/2038	451	498	3.50%, 11/01/2046	13,845	13,792
5.50%, 03/01/2040	700	758	3.50%, 12/01/2046	6,030	5,991
6.00%, 03/01/2022	9	9	3.50%, 12/01/2046	8,709	8,654
6.00%, 07/01/2023	153	166	3.50%, 04/01/2047	254	253
6.00%, 06/01/2028	3	3	3.50%, 10/01/2047	189	188
6.00%, 01/01/2029	1	1	3.57%, 02/01/2036	17	17
6.00%, 12/01/2031	30	33	1.00 x 12 Month LIBOR + 1.61%
6.00%, 12/01/2032	29	31	3.60%, 01/01/2033	48	49
6.00%, 02/01/2033	128	139	1.00 x U.S. Treasury 1-Year Note + 2.14%
6.00%, 12/01/2033	32	35	3.78%, 04/01/2036	130	136
6.00%, 10/01/2036	215	236	1.00 x 12 Month LIBOR + 1.64%
6.00%, 01/01/2038	304	337	3.82%, 07/01/2033	609	635
6.00%, 01/01/2038	12	13	1.00 x 12 Month LIBOR + 1.56%
6.00%, 07/01/2038	1,175	1,302	4.00%, 08/01/2020	404	414
6.50%, 03/01/2029	6	6	4.00%, 02/01/2031	336	344
6.50%, 05/01/2029	8	9	4.00%, 03/01/2034	842	869
6.50%, 04/01/2031	3	4	4.00%, 04/01/2034	4,607	4,749
6.50%, 09/01/2031	2	2	4.00%, 09/01/2040(p)	10,000	10,144
6.50%, 02/01/2032	2	2	4.00%, 05/01/2044	4,227	4,320
6.50%, 05/01/2032	10	12	4.00%, 06/01/2044	7,088	7,247
6.50%, 04/01/2035	74	83	4.00%, 05/01/2045	17,894	18,235
6.50%, 10/01/2035	60	67	4.00%, 09/01/2045(p)	12,500	12,697
7.00%, 12/01/2029	6	6	4.00%, 10/01/2045	5,717	5,835
7.00%, 06/01/2030	12	13	4.00%, 04/01/2047	7,364	7,513
7.00%, 12/01/2030	4	5	4.00%, 05/01/2047	18,456	18,760
7.00%, 09/01/2031	2	3	4.00%, 06/01/2047	1,849	1,879
7.50%, 09/01/2030	1	2	4.00%, 06/01/2047	19,134	19,508
7.50%, 01/01/2031	7	8	4.00%, 10/01/2047	7,517	7,641
7.50%, 03/01/2031	2	2	4.00%, 06/01/2048	50	51
7.50%, 02/01/2032	3	3	4.04%, 03/01/2035	2,422	2,592
8.00%, 09/01/2030	47	49	1.00 x U.S. Treasury 1-Year Note + 2.62%
		$94,390	4.40%, 04/01/2033	114	119
Federal National Mortgage Association (FNMA) - 13.27%			1.00 x 6 Month LIBOR + 2.26%
2.50%, 04/01/2028	2,639	2,574	4.50%, 04/01/2024	1,003	1,036
2.50%, 06/01/2028	182	177	4.50%, 08/01/2040(p)	27,000	28,006
2.50%, 09/01/2029	874	849	4.50%, 09/01/2040	876	919
3.00%, 08/01/2025(p)	5,000	4,954	4.50%, 06/01/2044	1,081	1,132
3.00%, 07/01/2028	4,640	4,624	4.50%, 12/01/2044	8,609	8,997
3.00%, 10/01/2029	1,154	1,150	5.00%, 05/01/2040	5,069	5,422
3.00%, 10/01/2030	4,456	4,431	5.00%, 07/01/2044	2,853	3,045
3.00%, 08/01/2034	4,971	4,920	5.50%, 06/01/2020	45	46
3.00%, 10/01/2034	2,705	2,677	5.50%, 09/01/2020	314	319
3.00%, 12/01/2040	200	194	5.50%, 02/01/2023	28	30
3.00%, 11/01/2042	582	565	5.50%, 06/01/2023	95	102
3.00%, 04/01/2043	611	594	5.50%, 07/01/2023	2	3
3.00%, 04/01/2043	24,565	23,879	5.50%, 07/01/2033	119	129
3.00%, 05/01/2043	5,431	5,279	5.50%, 09/01/2033	169	182
3.00%, 05/01/2043	932	906	5.50%, 08/01/2036	1,357	1,465
3.00%, 08/01/2043	3,966	3,855	5.50%, 02/01/2037	57	62
3.00%, 08/01/2045(p)	7,000	6,747	5.50%, 04/01/2038	2,051	2,219
3.27%, 10/01/2034	54	55	5.50%, 12/01/2038	1,106	1,199
1.00 x 6 Month LIBOR + 1.13%			5.50%, 05/01/2040	488	524
3.49%, 08/01/2035	119	126
1.00 x 12 Month LIBOR + 1.74%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.00%, 02/01/2023	$11	$12	7.00%, 06/15/2031	$11	$13
6.00%, 11/01/2035	1,120	1,224	7.00%, 07/15/2031	2	2
6.00%, 02/01/2038	434	471	7.00%, 06/15/2032	82	90
6.00%, 05/01/2038	87	94	8.00%, 01/20/2031	4	5
6.00%, 08/01/2038	224	243			$182,579
6.00%, 08/01/2038	321	348	U.S. Treasury - 10.02%
6.00%, 03/01/2040	2,950	3,215	1.25%, 01/31/2020	2,000	1,961
6.50%, 05/01/2022	6	7	1.25%, 10/31/2021	16,900	16,096
6.50%, 12/01/2031	2	3	1.38%, 03/31/2020	200	196
6.50%, 02/01/2032	2	2	1.38%, 04/30/2020	7,450	7,289
6.50%, 02/01/2032	2	2	1.50%, 01/31/2022	2,025	1,938
6.50%, 04/01/2032	7	8	1.50%, 08/15/2026	10,425	9,348
6.50%, 06/01/2032	1	1	1.63%, 10/31/2023(q)	13,800	12,969
6.50%, 08/01/2032	9	9	1.75%, 10/31/2020	1,000	979
6.50%, 07/01/2037	218	239	1.75%, 04/30/2022	41,830	40,260
6.50%, 07/01/2037	420	462	2.00%, 05/31/2021	4,540	4,447
6.50%, 12/01/2037	292	325	2.00%, 10/31/2021	175	171
6.50%, 02/01/2038	378	424	2.00%, 10/31/2022	35,000	33,845
6.50%, 03/01/2038	140	154	2.13%, 08/31/2020	6,075	6,005
6.50%, 09/01/2038	420	463	2.13%, 12/31/2021	95	93
7.00%, 02/01/2032	16	16	2.13%, 11/30/2023	8,400	8,091
7.00%, 03/01/2032	29	31	2.25%, 08/15/2046	11,750	9,914
7.50%, 08/01/2032	7	7	2.50%, 02/15/2045	450	402
		$408,852	3.00%, 11/15/2044(q)	23,400	23,052
Government National Mortgage Association (GNMA) - 5.93%			3.00%, 05/15/2045	35,045	34,519
2.75%, 07/20/2043	377	383	3.00%, 11/15/2045	39,000	38,407
1.00 x U.S. Treasury 1-Year Note + 1.50%			3.13%, 02/15/2042	25	25
3.00%, 06/20/2043	3,410	3,357	3.38%, 05/15/2044	495	521
3.00%, 01/20/2045	1,721	1,688	3.75%, 11/15/2043(r)	4,035	4,507
3.00%, 08/01/2045	10,000	9,749	3.88%, 08/15/2040	44,545	50,365
3.00%, 01/20/2046	6,671	6,547	4.50%, 02/15/2036	175	211
3.00%, 07/20/2046	19,900	19,467	4.75%, 02/15/2037	2,300	2,869
3.00%, 12/20/2046	2,918	2,851	6.25%, 05/15/2030	100	132
3.50%, 03/15/2042	1,314	1,323			$308,612
3.50%, 04/15/2042	1,341	1,348	U.S. Treasury Inflation-Indexed Obligations - 0.33%
3.50%, 09/20/2044	88	88	0.13%, 04/15/2020	618	608
3.50%, 08/01/2045	54,500	54,523	0.13%, 04/15/2021	855	836
3.50%, 08/01/2045(p)	10,000	9,998	0.13%, 01/15/2022	311	303
3.50%, 09/20/2047	1,769	1,776	0.13%, 04/15/2022	600	583
3.50%, 11/15/2047	400	401	0.13%, 07/15/2022	367	358
4.00%, 02/15/2042	1,017	1,045	0.13%, 01/15/2023	754	731
4.00%, 08/01/2045	4,000	4,089	0.13%, 07/15/2026	798	756
4.00%, 08/15/2045	4,031	4,133	0.25%, 01/15/2025	738	711
4.00%, 06/20/2046	879	908	0.38%, 07/15/2023	741	728
4.00%, 06/20/2047	7,020	7,221	0.38%, 07/15/2025	562	547
4.00%, 01/20/2048	24,123	24,935	0.38%, 01/15/2027	661	635
4.50%, 06/20/2025	2,650	2,769	0.38%, 07/15/2027	648	623
4.50%, 09/15/2039	381	405	0.75%, 02/15/2045	443	424
4.50%, 03/15/2040	2,804	2,964	1.00%, 02/15/2046	244	248
4.50%, 08/15/2040	4,856	5,131	1.00%, 02/15/2048	46	47
4.50%, 01/20/2044	3,054	3,215	1.25%, 07/15/2020	277	280
4.50%, 01/20/2048	5,955	6,191	1.38%, 01/15/2020	204	205
5.00%, 11/15/2033	1,919	2,042	1.38%, 02/15/2044	367	404
5.00%, 06/15/2034	35	37	2.13%, 02/15/2041	213	265
5.00%, 10/20/2039	159	171	3.88%, 04/15/2029	583	759
5.00%, 07/20/2040	325	342			$10,051
5.00%, 02/15/2042	1,317	1,402	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 10/15/2033	690	761	OBLIGATIONS		$1,004,484
5.50%, 05/20/2035	73	80	Total Investments		$3,247,165
5.50%, 02/15/2038	748	808	Other Assets and Liabilities - (5.42)%		$(166,807)
6.00%, 07/20/2028	28	31	TOTAL NET ASSETS - 100.00%		$3,080,358
6.00%, 11/20/2028	27	29
6.00%, 01/20/2029	30	33
6.00%, 07/20/2029	7	8	(a) Non-income producing security
6.00%, 08/15/2031	19	21	(b) Restricted Security. Please see Restricted Security Sub-Schedule for more
6.00%, 01/15/2032	3	3	information.
6.00%, 02/15/2032	26	28
6.00%, 02/15/2033	31	34
6.00%, 12/15/2033	41	45
6.50%, 03/20/2028	6	6
6.50%, 05/20/2029	5	6
6.50%, 10/15/2032	16	18
6.50%, 12/15/2032	54	59

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $10,331 or 0.34% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $569,683 or 18.49% of net assets.
(h)	The value of these investments was determined using significant unobservable inputs.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.

(l)	Security is an Interest Only Strip.
(m)	Security purchased on a when-issued basis.
(n)	Rate information disclosed is based on an average weighted rate as of period end.
(o)	This Senior Floating Rate Note will settle after July 31, 2018, at which time the interest rate will be determined.
(p)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(q)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $3,543 or 0.12% of net assets.
(r)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,334 or 0.08% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	32.23%
Financial	13.57%
Government	12.13%
Asset Backed Securities	8.57%
Consumer, Non-cyclical	8.31%
Energy	6.19%
Communications	5.27%
Investment Companies	4.70%
Consumer, Cyclical	3.90%
Utilities	3.05%
Technology	2.96%
Industrial	2.60%
Basic Materials	1.94%
Other Assets and Liabilities	(5.42)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
July 31, 2018 (unaudited)

Affiliated Securities		October 31, 2017			Purchases		Sales		July 31, 2018
		Value				Cost	Proceeds			Value
Principal Government Money Market Fund 1.76%	$			—		$1,176,527	$1,031,834	$		144,693
	$			—		$1,176,527	$1,031,834	$		144,693

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
		Income	on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 1.76%		$1,177			$—	$		—		$—
		$1,177			$—	$		—		$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date				Cost		Value	Percent of Net Assets
Chaparral Energy Inc - A Shares		4/6/2017				$5		$8		0.00%
Chaparral Energy Inc - A Shares		4/6/2017				1,643	1,098			0.04%
Chaparral Energy Inc - B Shares		4/6/2017				370		221		0.01%
Pinnacle Operating Corp		3/9/2017				450		787		0.03%
Total							$2,114			0.08%
Amounts in thousands.

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; September 2018		Short		462		$55,173	$			(78)
US 10 Year Ultra Note; September 2018		Short		425		54,022				(176)
US 2 Year Note; September 2018		Long		360		76,095				(40)
US 5 Year Note; September 2018		Long		912		103,170				(233)
US Long Bond; September 2018		Long		100		14,297				155
US Ultra Bond; September 2018		Long		25		3,923				64
Total							$			(308)

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept				Currency to Deliver		Asset		Liability
Barclays Bank PLC	8/7/2018	GBP		419	$		571		$—	$(21)
Barclays Bank PLC	8/7/2018			$5,072	GBP		3,722		186	—
Barclays Bank PLC	8/7/2018	CAD		3,793	$		2,954		—	(38)
Barclays Bank PLC	8/7/2018			$3,959	CAD		5,083		51	—
Barclays Bank PLC	8/7/2018	EUR		7,082	$		8,547		—	(263)
Barclays Bank PLC	8/7/2018			$25,604	EUR		21,215		788	—
Barclays Bank PLC	8/7/2018	JPY		155,137	$		1,430		—	(42)
Barclays Bank PLC	8/7/2018			$1,430	JPY		155,137		42	—
Barclays Bank PLC	8/7/2018	CHF		503	$		509		—	—
Barclays Bank PLC	8/7/2018			$509	CHF		503		—	—
Total									$1,067	$(364)

Amounts in thousands.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied
	Credit Spread	(Pay)/						Unrealized
	as of July 31,	Receive	Payment			Notional	Upfront	Appreciation/
Reference Entity	2018 (a)	Fixed Rate	Frequency	Maturity Date		Amount	Payments/(Receipts)		(Depreciation)	Fair Value
CDX. EM.29	N/A	(1.00)%	Quarterly	6/20/2023		$76,000	$1,340		$935	$2,275
CDX. NA.HY.30	N/A	(5.00)%	Quarterly	6/20/2023		120	(8)		—	(8)
CDX. NA.HY.30	N/A	(5.00)%	Quarterly	6/20/2023		120	(8)		(1)	(9)
Total							$1,324		$934	$2,258

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

     Schedule of Investments Diversified International Fund July 31, 2018 (unaudited)

COMMON STOCKS - 97.35%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.51%			Chemicals (continued)
Safran SA	1,036,608	$128,543	Showa Denko KK	533,200	$25,432
Thales SA	458,215	60,151			$90,887
		$188,694	Commercial Services - 1.98%
Agriculture - 0.32%			Ashtead Group PLC	3,266,328	100,274
Swedish Match AB	722,353	39,489	Evotec AG (a)	1,522,737	31,615
			New Oriental Education & Technology Group	545,469	46,932
Airlines - 0.31%			Inc ADR
Ryanair Holdings PLC ADR(a)	373,670	39,385	Wirecard AG	369,475	69,119
					$247,940
Apparel - 2.96%			Computers - 1.85%
Kering SA	245,065	130,248	Atos SE	342,209	45,855
LVMH Moet Hennessy Louis Vuitton SE	511,512	178,255	Capgemini SE	310,220	39,687
Moncler SpA	966,448	42,594	Logitech International SA	2,068,475	90,971
Puma SE	37,987	19,067	TDK Corp	514,700	55,143
		$370,164			$231,656
Automobile Manufacturers - 5.64%			Distribution & Wholesale - 3.19%
Ashok Leyland Ltd	20,330,375	33,536	Ferguson PLC	1,256,723	99,108
Ferrari NV	475,933	63,167	ITOCHU Corp	5,788,700	102,787
Fiat Chrysler Automobiles NV (a)	5,741,175	97,893	Mitsubishi Corp	3,971,100	111,004
Honda Motor Co Ltd	2,566,800	78,366	Sumitomo Corp	5,197,400	85,584
Isuzu Motors Ltd	3,044,000	41,194			$398,483
Maruti Suzuki India Ltd	469,276	65,224	Diversified Financial Services - 1.97%
Suzuki Motor Corp	1,216,700	71,564	Hana Financial Group Inc	1,292,505	51,969
Toyota Motor Corp	2,195,200	144,293	Indiabulls Housing Finance Ltd	3,817,295	72,415
Volvo AB - B Shares	6,227,595	109,288	ORIX Corp	6,058,490	98,132
		$704,525	Shriram Transport Finance Co Ltd	1,158,939	23,392
Automobile Parts & Equipment - 0.28%					$245,908
Aisin Seiki Co Ltd	752,200	35,084	Electric - 1.13%
			Enel SpA	11,970,203	66,685
Banks - 13.10%			Iberdrola SA	9,642,652	74,970
Banco do Brasil SA	3,339,600	28,900			$141,655
Bank Leumi Le-Israel BM	1,190,674	7,462	Electronics - 1.50%
Bank of Montreal	1,101,600	87,317	Hitachi High-Technologies Corp	592,800	24,210
Bank of Nova Scotia/The	1,097,000	65,010	Hoya Corp	1,379,404	83,005
Credicorp Ltd	339,899	77,759	Murata Manufacturing Co Ltd	458,400	80,209
DBS Group Holdings Ltd	4,993,800	98,255			$187,424
DNB ASA	4,700,260	94,648	Engineering & Construction - 1.55%
Erste Group Bank AG (a)	2,068,752	89,352
			ACS Actividades de Construccion y Servicios	1,278,915	56,050
Grupo Financiero Banorte SAB de CV	5,733,900	39,994	SA
HDFC Bank Ltd ADR	480,285	49,633	Vinci SA	1,364,975	137,346
HDFC Bank Ltd	404,231	12,763			$193,396
Kotak Mahindra Bank Ltd	2,043,231	39,002
Lloyds Banking Group PLC	119,167,441	97,678	Entertainment - 0.93%
Macquarie Group Ltd	1,257,437	114,725	Aristocrat Leisure Ltd	2,115,191	50,665
Malayan Banking Bhd	18,549,000	44,815	GVC Holdings PLC	4,243,548	65,197
Mediobanca Banca di Credito Finanziario SpA	8,136,128	84,246			$115,862
Paragon Banking Group PLC	1,084,209	7,078	Food - 3.29%
Raiffeisen Bank International AG	1,820,658	60,710	Nestle SA	2,337,795	190,515
Sberbank of Russia PJSC ADR	6,420,676	90,323	Nichirei Corp	1,478,700	34,376
Standard Bank Group Ltd	2,243,062	34,684	Tesco PLC	30,702,353	104,848
Swedbank AB	4,955,650	117,188	Uni-President Enterprises Corp	18,683,000	49,420
Toronto-Dominion Bank/The	2,688,800	159,507	X5 Retail Group NV	1,206,772	32,335
United Overseas Bank Ltd	3,698,700	73,550			$411,494
Yes Bank Ltd	11,720,621	63,064	Forest Products & Paper - 1.66%
		$1,637,663	Mondi PLC	2,160,205	59,396
Beverages - 2.69%			Suzano Papel e Celulose SA	2,949,400	34,953
Ambev SA	10,799,900	55,678	UPM-Kymmene OYJ	3,188,959	113,120
Coca-Cola Bottlers Japan Holdings Inc	1,060,800	38,250			$207,469
Coca-Cola HBC AG (a)	1,474,699	52,930	Hand & Machine Tools - 0.75%
Diageo PLC	3,619,200	132,779	Sandvik AB	5,118,805	93,601
Treasury Wine Estates Ltd	4,144,594	56,756
		$336,393	Healthcare - Products - 1.10%
			Lonza Group AG (a)	310,369	95,537
Biotechnology - 0.95%
CSL Ltd	814,527	119,170	Straumann Holding AG	54,701	42,477
					$138,014
Building Materials - 0.97%			Healthcare - Services - 0.57%
China National Building Material Co Ltd	50,928,000	55,443	ICON PLC (a)	511,111	71,126
Kingspan Group PLC	725,377	33,693
Rockwool International A/S	79,608	31,875	Holding Companies - Diversified - 0.27%
		$121,011	Melco International Development Ltd	12,093,000	34,398
Chemicals - 0.73%
Covestro AG (b)	681,566	65,455	Home Builders - 1.13%
			MRV Engenharia e Participacoes SA	5,609,500	19,833

See accompanying notes.

     Schedule of Investments Diversified International Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders (continued)			Private Equity (continued)
Persimmon PLC	1,548,088	$50,350	Intermediate Capital Group PLC	2,211,450	$30,773
Taylor Wimpey PLC	30,758,390	70,586			$274,409
		$140,769	Real Estate - 1.84%
Home Furnishings - 0.52%			Sun Hung Kai Properties Ltd	4,668,000	73,207
Howden Joinery Group PLC	6,051,374	37,884	Vonovia SE	1,834,628	88,790
LG Electronics Inc	398,379	26,703	Wharf Real Estate Investment Co Ltd	9,343,000	68,061
		$64,587			$230,058
Insurance - 4.84%			REITs - 0.76%
ASR Nederland NV	1,279,811	57,254	Dexus	5,413,746	40,616
Direct Line Insurance Group PLC	8,112,276	36,601	Mirvac Group	31,695,172	53,798
Fairfax Financial Holdings Ltd	85,000	48,026			$94,414
Hannover Rueck SE	587,706	78,391	Retail - 2.32%
Legal & General Group PLC	27,091,196	93,229	Alimentation Couche-Tard Inc	1,868,846	85,839
NN Group NV	2,060,006	91,005	Dollarama Inc	2,518,248	90,985
Prudential PLC	4,849,072	114,406	Matsumotokiyoshi Holdings Co Ltd	580,600	25,180
Swiss Life Holding AG (a)	241,190	86,486	Wal-Mart de Mexico SAB de CV	29,955,078	87,449
		$605,398			$289,453
Internet - 3.36%			Semiconductors - 4.31%
Alibaba Group Holding Ltd ADR(a)	803,656	150,469	Infineon Technologies AG	4,570,340	121,035
Baidu Inc ADR(a)	333,609	82,461	Rohm Co Ltd	510,600	43,520
Tencent Holdings Ltd	4,111,432	187,129	Samsung Electronics Co Ltd	3,567,682	148,095
		$420,059	Taiwan Semiconductor Manufacturing Co Ltd	22,053,544	176,334
Investment Companies - 0.88%			Tokyo Electron Ltd	281,200	49,294
EXOR NV	867,676	56,918			$538,278
Investor AB	1,212,295	52,808	Software - 1.62%
		$109,726	Capcom Co Ltd	1,664,100	43,156
Iron & Steel - 1.50%			Dassault Systemes SE	338,958	50,540
POSCO	229,717	67,609	Ubisoft Entertainment SA (a)	984,414	108,502
Vale SA	8,189,200	119,894			$202,198
		$187,503	Telecommunications - 2.94%
Lodging - 0.52%			Mobile TeleSystems PJSC ADR	3,041,690	26,676
Wynn Macau Ltd	21,916,400	64,728	Nice Ltd ADR(a)	218,419	23,895
			Nippon Telegraph & Telephone Corp	1,530,163	70,776
Machinery - Construction & Mining - 1.53%			Orange SA	3,956,575	67,426
Hitachi Ltd	14,188,000	99,185	SK Telecom Co Ltd	155,095	34,662
Komatsu Ltd	3,120,100	92,193	SoftBank Group Corp	1,119,000	93,461
		$191,378	Telenor ASA	2,581,048	50,491
Machinery - Diversified - 1.24%					$367,387
Duerr AG	629,250	27,625	Toys, Games & Hobbies - 0.91%
Keyence Corp	166,500	88,073	Nintendo Co Ltd	336,200	113,698
Sumitomo Heavy Industries Ltd	1,122,100	39,093
		$154,791	Transportation - 1.11%
Media - 0.68%			Canadian National Railway Co	1,551,948	138,534
Naspers Ltd	347,262	85,485
			TOTAL COMMON STOCKS		$12,166,171
Mining - 1.68%			INVESTMENT COMPANIES - 2.21%	Shares Held	Value(000	's)
Glencore PLC (a)	17,297,296	75,856	Money Market Funds - 2.21%
Rio Tinto Ltd	1,545,227	93,389	Principal Government Money Market Fund	276,567,108	276,567
Teck Resources Ltd	1,585,600	41,357	1.76%(c),(d)
		$210,602
Oil & Gas - 7.89%			TOTAL INVESTMENT COMPANIES		$276,567
BP PLC	24,005,982	180,415	PREFERRED STOCKS - 0.39%	Shares Held	Value(000	's)
JXTG Holdings Inc	14,586,800	106,942	Holding Companies - Diversified - 0.39%
LUKOIL PJSC ADR	882,518	63,304	Itausa - Investimentos Itau SA 0.06%	17,541,334	$48,699
Neste Oyj	1,072,745	88,486
Petrobras Distribuidora SA	3,559,400	18,606	TOTAL PREFERRED STOCKS		$48,699
PTT PCL	52,668,000	80,758	Total Investments		$12,491,437
Reliance Industries Ltd	7,207,251	124,909	Other Assets and Liabilities - 0.05%		$6,417
Royal Dutch Shell PLC - A Shares	3,806,973	130,398	TOTAL NET ASSETS - 100.00%		$12,497,854
Royal Dutch Shell PLC - B Shares	1,997,533	69,968
Suncor Energy Inc	2,901,400	122,181
		$985,967	(a) Non-income producing security
Pharmaceuticals - 2.37%			(b)		Security exempt from registration under Rule 144A of the Securities Act of
Novo Nordisk A/S	2,375,646	118,182	1933. These securities may be resold in transactions exempt from
Roche Holding AG	723,301	177,676	registration, normally to qualified institutional buyers. At the end of the
		$295,858	period, the value of these securities totaled $65,455 or 0.52% of net assets.
Private Equity - 2.20%			(c)		Affiliated Security. Security is either an affiliate (and registered under the
3i Group PLC	8,011,869	99,505	Investment Company Act of 1940) or an affiliate as defined by the
Brookfield Asset Management Inc	3,415,802	144,131	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
			outstanding voting shares of the security). Please see affiliated sub-
			schedule for transactional information.
			(d) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Diversified International Fund
July 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		15.79%
United Kingdom		11.26%
Canada		7.87%
France		7.57%
Switzerland		7.27%
China		4.18%
Germany		4.01%
India		3.87%
Australia		3.49%
Sweden		3.30%
Netherlands		3.25%
Korea, Republic Of		2.65%
Brazil		2.62%
United States		2.21%
Italy		2.05%
Taiwan, Province Of China		1.81%
Russian Federation		1.70%
Finland		1.61%
Hong Kong		1.40%
Singapore		1.38%
Denmark		1.21%
Austria		1.19%
Norway		1.16%
Ireland		1.15%
Spain		1.05%
Mexico		1.02%
South Africa		0.96%
Thailand		0.65%
Peru		0.62%
Isle of Man		0.52%
Macao		0.52%
Malaysia		0.36%
Israel		0.25%
Other Assets and Liabilities		0.05%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$2,399,169	$2,122,602	$276,567
		$—		$2,399,169	$2,122,602	$276,567

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$3,389		$—		$—	$—
	$3,389		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments Equity Income Fund July 31, 2018 (unaudited)

COMMON STOCKS - 98.59%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.40%			Machinery - Diversified - 0.97%
Boeing Co/The	77,840	$27,734	Deere & Co	466,558	$67,553

Airlines - 1.35%			Media - 1.07%
Delta Air Lines Inc	1,715,279	93,346	Walt Disney Co/The	652,595	74,109

Apparel - 0.87%			Miscellaneous Manufacturers - 1.93%
VF Corp	658,669	60,644	3M Co	199,389	42,334
			Parker-Hannifin Corp	540,141	91,311
Automobile Manufacturers - 1.53%					$133,645
PACCAR Inc	1,609,288	105,762	Oil & Gas - 8.35%
			Chevron Corp	590,966	74,621
Automobile Parts & Equipment - 2.01%			Cimarex Energy Co	1,016,799	100,256
Autoliv Inc	798,937	81,859	Exxon Mobil Corp	775,394	63,202
Magna International Inc	948,702	57,662	Marathon Petroleum Corp	1,545,051	124,887
		$139,521	Occidental Petroleum Corp	975,949	81,912
Banks - 10.44%			Royal Dutch Shell PLC - B shares ADR	1,875,787	133,256
Banco Santander Mexico SA Institucion de	3,509,074	29,336			$578,134
Banca Multiple Grupo Financiero Santand			Pharmaceuticals - 7.78%
ADR			Johnson & Johnson	639,539	84,752
Bank of Nova Scotia/The	2,095,784	124,175	Merck & Co Inc	1,905,111	125,490
JPMorgan Chase & Co	1,732,691	199,173	Novartis AG ADR	975,011	81,803
PNC Financial Services Group Inc/The	1,239,299	179,488	Pfizer Inc	3,000,006	119,790
SunTrust Banks Inc	646,000	46,557	Roche Holding AG ADR	4,142,220	127,042
US Bancorp	2,724,585	144,430			$538,877
		$723,159	Pipelines - 2.14%
Beverages - 0.98%			Enterprise Products Partners LP	5,104,931	148,043
Coca-Cola Co/The	1,238,833	57,767
Keurig Dr Pepper Inc	409,593	9,834	Private Equity - 2.54%
		$67,601	KKR & Co Inc	6,440,656	176,345
Chemicals - 2.88%
Air Products & Chemicals Inc	369,039	60,585	REITs - 5.47%
Albemarle Corp	375,021	35,327	Alexandria Real Estate Equities Inc	169,277	21,573
DowDuPont Inc	807,605	55,539	Annaly Capital Management Inc	8,253,037	88,473
PPG Industries Inc	432,224	47,830	Digital Realty Trust Inc	982,284	119,269
		$199,281	Host Hotels & Resorts Inc	2,153,063	45,085
Computers - 3.60%			Simon Property Group Inc	593,316	104,548
Accenture PLC - Class A	248,445	39,585			$378,948
Apple Inc	1,103,991	210,078	Retail - 2.83%
		$249,663	Costco Wholesale Corp	490,703	107,322
Diversified Financial Services - 4.12%			Starbucks Corp	1,687,885	88,428
BlackRock Inc	271,813	136,657			$195,750
Discover Financial Services	2,083,271	148,766	Semiconductors - 3.66%
		$285,423	Applied Materials Inc	989,512	48,120
Electric - 6.53%			Maxim Integrated Products Inc	766,899	46,888
Eversource Energy	1,470,672	89,299	Microchip Technology Inc	969,393	90,570
NextEra Energy Inc	463,615	77,674	Taiwan Semiconductor Manufacturing Co Ltd	1,646,413	67,849
Sempra Energy	863,202	99,778	ADR
WEC Energy Group Inc	1,379,009	91,525			$253,427
Xcel Energy Inc	2,002,160	93,821	Software - 2.52%
		$452,097	Fidelity National Information Services Inc	576,591	59,464
Electronics - 1.11%			Microsoft Corp	736,176	78,094
Honeywell International Inc	483,348	77,167	SAP SE ADR	320,012	37,134
					$174,692
Food - 4.53%			Telecommunications - 2.83%
Hormel Foods Corp	1,828,153	65,759	BCE Inc	2,074,606	88,025
Kraft Heinz Co/The	1,174,066	70,737	Verizon Communications Inc	2,092,349	108,049
Kroger Co/The	4,272,271	123,896			$196,074
Tyson Foods Inc	923,337	53,230	Toys, Games & Hobbies - 2.29%
		$313,622	Hasbro Inc	1,594,910	158,869
Healthcare - Products - 5.04%
Abbott Laboratories	1,673,741	109,697	Transportation - 1.79%
Becton Dickinson and Co	414,992	103,901	Union Pacific Corp	642,298	96,274
Medtronic PLC	1,498,924	135,248	United Parcel Service Inc	233,192	27,957
		$348,846			$124,231
Insurance - 7.03%			TOTAL COMMON STOCKS		$6,829,757
Allstate Corp/The	1,099,002	104,537
Chubb Ltd	1,063,388	148,577
Fairfax Financial Holdings Ltd	111,355	62,945
Fidelity National Financial Inc	3,121,015	126,401
Swiss Re AG ADR	1,953,874	44,734
		$487,194

See accompanying notes.

Schedule of Investments
Equity Income Fund
July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.44%	Shares Held	Value (000's)
Money Market Funds - 1.44%
Principal Government Money Market Fund	100,024,697	$100,025
1.76%(a),(b)

TOTAL INVESTMENT COMPANIES		$100,025
Total Investments		$6,929,782
Other Assets and Liabilities - (0.03)%		$(2,417)
TOTAL NET ASSETS - 100.00%		$6,927,365

(a)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(b) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.60%
Consumer, Non-cyclical		18.33%
Consumer, Cyclical		10.88%
Energy		10.49%
Technology		9.78%
Utilities		6.53%
Industrial		6.20%
Communications		3.90%
Basic Materials		2.88%
Investment Companies		1.44%
Other Assets and Liabilities		(0.03)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2017	Purchases		Sales	July 31, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$660,742	$560,717	$100,025
		$—		$660,742	$560,717	$100,025

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%		$709	$—		$—	$—
		$709	$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 4.37%	Shares Held		Value (000's)		Principal
Exchange Traded Funds - 4.37%				BONDS (continued)	Amount (000's)		Value (000's)
iShares J.P. Morgan USD EM Bond UCITS		12,500	$1,346	Sovereign (continued)
ETF				Iraq International Bond
				5.80%, 01/15/2028		$275	$259
TOTAL INVESTMENT COMPANIES			$1,346	Ivory Coast Government International Bond
	Principal			5.75%, 12/31/2032(c)		828	790
BONDS - 80.37%	Amount (000's)		Value (000's)	Nigeria Government International Bond
Banks - 2.37%				7.70%, 02/23/2038		500	495
ABQ Finance Ltd				Peru Government Bond
3.50%, 02/22/2022		$750	$731	6.15%, 08/12/2032(b)	PEN	1,800	570
				Peruvian Government International Bond
Chemicals - 4.29%				6.35%, 08/12/2028(b)		650	212
CNAC HK Finbridge Co Ltd				6.35%, 08/12/2028		1,700	555
3.50%, 07/19/2022		625	604	Qatar Government International Bond
Equate Petrochemical BV				4.50%, 04/23/2028(b)		$200	204
4.25%, 11/03/2026		730	719	4.50%, 04/23/2028		225	230
			$1,323	5.10%, 04/23/2048		300	306
Commercial Services - 1.82%				Republic of Poland Government International
Atento Luxco 1 SA				Bond
6.13%, 08/10/2022		570	562	3.00%, 03/17/2023		500	491
				5.13%, 04/21/2021		750	788
Diversified Financial Services - 1.77%				Russian Foreign Bond - Eurobond
Unifin Financiera SAB de CV SOFOM ENR				5.25%, 06/23/2047		800	794
7.25%, 09/27/2023		550	546	Saudi Government International Bond
				3.63%, 03/04/2028		300	286
Food - 2.29%				4.63%, 10/04/2047		550	524
ESAL GmbH				Serbia International Bond
6.25%, 02/05/2023		730	706	4.88%, 02/25/2020		1,450	1,475
				Ukraine Government International Bond
				0.00%, 05/31/2040(c),(d)		950	596
Investment Companies - 0.99%
Temasek Financial I Ltd							$14,704
3.63%, 08/01/2028(a),(b)		305	306	Supranational Bank - 2.27%
				Banque Ouest Africaine de Developpement
Media - 1.26%				5.00%, 07/27/2027(b)		500	484
Altice Financing SA				5.00%, 07/27/2027		225	217
7.50%, 05/15/2026(b)		125	121				$701
7.50%, 05/15/2026		275	268	Telecommunications - 3.70%
			$389	Bharti Airtel International Netherlands BV
Mining - 4.57%				5.35%, 05/20/2024		620	623
Corp Nacional del Cobre de Chile				MTN Mauritius Investments Ltd
3.88%, 11/03/2021		1,400	1,409	4.76%, 11/11/2024		550	518
							$1,141
Oil & Gas - 2.72%				TOTAL BONDS			$24,784
Odebrecht Drilling Norbe VIII/IX Ltd					Principal
6.35%, 12/01/2021		128	125	CONVERTIBLE BONDS - 3.68%	Amount (000's)		Value (000's)
Tengizchevroil Finance Co International Ltd				Investment Companies - 3.68%
4.00%, 08/15/2026		750	714	Aabar Investments PJSC
			$839	0.50%, 03/27/2020	EUR	400	436
Pipelines - 2.86%				1.00%, 03/27/2022		700	699
Southern Gas Corridor CJSC							$1,135
6.88%, 03/24/2026		800	880	TOTAL CONVERTIBLE BONDS			$1,135
				U.S. GOVERNMENT & GOVERNMENT	Principal
Real Estate - 1.78%				AGENCY OBLIGATIONS - 4.92%	Amount (000's)		Value (000's)
China Overseas Finance Cayman III Ltd				U.S. Treasury Bill - 4.92%
5.38%, 10/29/2023		525	547	2.00%, 11/08/2018(e)		$1,525	$1,517

Sovereign - 47.68%				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Abu Dhabi Government International Bond				OBLIGATIONS			$1,517
2.13%, 05/03/2021		1,000	968	Total Investments			$28,782
Argentine Republic Government International				Other Assets and Liabilities - 6.66%			$2,055
Bond				TOTAL NET ASSETS - 100.00%			$30,837
6.88%, 01/11/2048		1,425	1,117
Bahrain Government International Bond
6.75%, 09/20/2029		725	659	(a)	Security purchased on a when-issued basis.
Colombia Government International Bond				(b)			Security exempt from registration under Rule 144A of the Securities Act of
7.38%, 03/18/2019		1,000	1,028	1933. These securities may be resold in transactions exempt from
Costa Rica Government International Bond				registration, normally to qualified institutional buyers. At the end of the
4.37%, 05/22/2019		850	849	period, the value of these securities totaled $2,200 or 7.13% of net assets.
Croatia Government International Bond				(c)			Certain variable rate securities are not based on a published reference
3.00%, 03/20/2027	EUR	250	308	rate and spread but are determined by the issuer or agent and are based
6.63%, 07/14/2020		$850	897	on current market conditions. These securities do not indicate a reference
Dominican Republic International Bond				rate and spread in their description.
6.00%, 07/19/2028(b)		300	303	(d) Non-income producing security
				(e)	Rate shown is the discount rate of the original purchase.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Country			Percent
United Arab Emirates			6.82%
United States			4.92%
Serbia			4.78%
Chile			4.57%
Cayman Islands			4.55%
Ireland			4.37%
Netherlands			4.35%
Peru			4.34%
Poland			4.15%
Croatia			3.91%
Argentina			3.62%
Colombia			3.33%
Luxembourg			3.08%
Azerbaijan			2.86%
Costa Rica			2.75%
Saudi Arabia			2.63%
Russian Federation			2.57%
Cote d'Ivoire			2.56%
Qatar			2.40%
Bermuda			2.32%
Austria			2.29%
Supranational			2.27%
Bahrain			2.14%
Hong Kong			1.96%
Ukraine			1.93%
Mexico			1.77%
Mauritius			1.68%
Nigeria			1.61%
Singapore			0.99%
Dominican Republic			0.98%
Iraq			0.84%
Other Assets and Liabilities			6.66%
TOTAL NET ASSETS			100.00%

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US Long Bond; September 2018		Short	4	$572	$			6
Total					$			6

Amounts in thousands except contracts.

Foreign Currency Contracts

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept	Currency to Deliver			Asset	Liability
Citigroup Inc	8/6/2018		$1,440	EUR	1,233	$	— $	(3)
HSBC Securities Inc	8/3/2018	BRL	2,400		$614		25	—
HSBC Securities Inc	8/3/2018	BRL	1,200		$321		—	(1)
HSBC Securities Inc	8/3/2018		$3,652	CNH	24,300		83	—
HSBC Securities Inc	8/3/2018	CNH	11,900		$1,790		—	(43)
HSBC Securities Inc	8/3/2018		$933	COP	2,700,000		—	(1)
HSBC Securities Inc	8/3/2018		$1,532	EUR	1,305		6	—
HSBC Securities Inc	8/3/2018		$1,877	MXN	36,300		—	(70)
HSBC Securities Inc	8/3/2018	MXN	51,300		$2,622		130	—
HSBC Securities Inc	8/3/2018		$1,370	PEN	4,500		—	(5)
HSBC Securities Inc	8/3/2018	PHP	50,000		$941		1	—
HSBC Securities Inc	8/3/2018		$932	PHP	50,000		—	(10)
HSBC Securities Inc	8/3/2018	PLN	5,700		$1,533		27	—
HSBC Securities Inc	8/3/2018		$780	ZAR	10,750		—	(36)
HSBC Securities Inc	8/3/2018	ZAR	10,750		$780		36	—
HSBC Securities Inc	8/3/2018	KRW	1,050,000		$940		—	(1)
HSBC Securities Inc	8/3/2018		$927	KRW	1,050,000		—	(12)
Total							$308	$(182)

Amounts in thousands.

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
July 31, 2018 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/					Unrealized
		July 31, 2018	Receive	Payment		Notional	Upfront	Appreciation/	Fair Value
Counterparty	Reference Entity	(a)	Fixed Rate	Frequency	Maturity Date	Amount	Payments/(Receipts)	(Depreciation)	Asset Liability
Barclays Bank PLC Bahrain Government		3.41%	(1.00)%	Quarterly	6/20/2023	$425	$38	$5	$43	$—
	International Bond,
	5.50%, 03/31/2020
HSBC Securities	ITRAXX.ASIA	N/A	(1.00)%	Quarterly	6/20/2023	2,500	(16)	(7)	—	(23)
JP Morgan Chase	Bahrain Government	3.41%	(1.00)%	Quarterly	6/20/2023	415	33	9	42	—
	International Bond,
	5.50%, 03/31/2020
Total							$55	$7	$85	$(23)

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

			Pay/Receive						Value and Unrealized
	Reference		Positive		Payment	Expiration	Notional	Upfront	Appreciation/(Depreciation)
Counterparty	Entity	Contracts	Return	Financing Rate	Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
Citigroup Inc	I Shares JPM	17,270	Receive	1.50%	Quarterly	8/14/2018	$1,852	$—	$25	$—
	USD EM Bond
	UCITS ETF
HSBC Securities	Nigerian OMO	239,000,000	Receive	Interpolated 3	Quarterly	9/28/2018	639	—	6	—
Inc	Bill, 0.00%,			Month and 6
	01/26/2018			Month LIBOR +
				0.85%
HSBC Securities	Nigerian OMO	111,744,000	Receive	Interpolated 3	Quarterly	11/2/2018	298	—	—	—
Inc	Bill, 0.00%,			Month and 6
	11/01/2018			Month LIBOR +
				0.90%
Total								$—	$31	$—

Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

COMMON STOCKS - 34.69%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.19%			Chemicals (continued)
L3 Technologies Inc	58,685	$12,584	China General Plastics Corp	8,560,340	$8,131
Northrop Grumman Corp	12,665	3,806	Denka Co Ltd	149,300	5,146
Raytheon Co	29,582	5,858	Lintec Corp	185,700	5,451
		$22,248	PTT Global Chemical PCL	849,500	2,091
Apparel - 0.05%			Showa Denko KK	145,700	6,950
Kering SA	3,704	1,969	Tokai Carbon Co Ltd	149,700	2,747
LVMH Moet Hennessy Louis Vuitton SE	6,137	2,139			$51,992
Moncler SpA	37,650	1,659	Coal - 0.05%
		$5,767	Foresight Energy LP	695,156	2,572
Automobile Manufacturers - 0.12%			Whitehaven Coal Ltd	823,448	3,328
Fiat Chrysler Automobiles NV (a)	196,670	3,353			$5,900
Honda Motor Co Ltd	120,900	3,691	Commercial Services - 1.87%
Toyota Motor Corp	111,300	7,316	Ashtead Group PLC	221,060	6,786
		$14,360	Atlantia SpA	1,965,594	58,222
Automobile Parts & Equipment - 0.12%			Booz Allen Hamilton Holding Corp	141,548	6,691
FCC Co Ltd	257,500	7,566	CCR SA	11,848,800	33,274
Georg Fischer AG	1,788	2,307	Cengage Learning Holdings II Inc (a),(c)	34,465	362
Lear Corp	18,468	3,327	China Merchants Port Holdings Co Ltd	5,288,000	10,965
Weichai Power Co Ltd	1,267,000	1,550	COSCO SHIPPING Ports Ltd	13,666,000	12,853
		$14,750	Jiangsu Expressway Co Ltd	19,518,329	23,743
Banks - 1.52%			Korn/Ferry International	85,757	5,658
Bank of Montreal	44,100	3,496	Transurban Group	7,346,577	63,881
Bank of Nova Scotia/The	39,400	2,335			$222,435
BOC Hong Kong Holdings Ltd	454,000	2,203	Computers - 0.14%
Cathay General Bancorp	115,820	4,817	Accenture PLC - Class A	8,817	1,405
China Construction Bank Corp	3,454,000	3,158	Appen Ltd	500,115	4,046
CIMB Group Holdings Bhd	3,684,800	5,306	Infosys Ltd ADR	174,385	3,519
Citizens Financial Group Inc	164,289	6,536	Perspecta Inc	163,779	3,554
Comerica Inc	118,027	11,441	Sopra Steria Group	21,240	3,757
Credicorp Ltd	27,944	6,393			$16,281
Cullen/Frost Bankers Inc	65,798	7,270	Cosmetics & Personal Care - 0.03%
DBS Group Holdings Ltd	115,200	2,267	Svenska Cellulosa AB SCA	391,446	4,050
DNB ASA	121,813	2,453
East West Bancorp Inc	74,145	4,800	Distribution & Wholesale - 0.18%
Erste Group Bank AG (a)	24,871	1,074	Ferguson PLC	96,637	7,621
JPMorgan Chase & Co (b)	145,233	16,695	ITOCHU Corp	190,100	3,375
KeyCorp	102,821	2,146	Mitsubishi Corp	131,600	3,679
Lloyds Banking Group PLC	6,253,832	5,126	Sumitomo Corp	383,600	6,317
Macquarie Group Ltd	50,025	4,564			$20,992
Malayan Banking Bhd	2,935,000	7,091	Diversified Financial Services - 0.25%
Mediobanca Banca di Credito Finanziario SpA	593,503	6,145	Aareal Bank AG	125,005	5,745
Natixis SA	403,417	2,894	Burford Capital Ltd	171,081	4,131
PacWest Bancorp	91,206	4,580	KB Financial Group Inc	89,285	4,291
Paragon Banking Group PLC	753,111	4,916	Mebuki Financial Group Inc	1,036,500	3,704
Regions Financial Corp	656,702	12,221	Moelis & Co	82,261	5,232
Resona Holdings Inc	1,634,400	9,296	ORIX Corp	105,500	1,709
Toronto-Dominion Bank/The	108,800	6,454	Plus500 Ltd	210,362	5,111
Umpqua Holdings Corp	373,367	7,953			$29,923
Union Bankshares Corp	148,637	6,021	Electric - 5.10%
United Overseas Bank Ltd	120,400	2,394	Alliant Energy Corp	500,048	21,487
Wells Fargo & Co	195,618	11,207	American Electric Power Co Inc	164,483	11,702
Zions Bancorporation	158,116	8,175	CenterPoint Energy Inc	234,621	6,682
		$181,427	CMS Energy Corp (b)	182,010	8,798
Beverages - 0.09%			Dominion Energy Inc (b)	1,480,917	106,197
Coca-Cola Amatil Ltd	315,147	2,245	DTE Energy Co (b)	337,268	36,607
Coca-Cola Co/The	99,419	4,636	Duke Energy Corp	50,000	4,081
Coca-Cola HBC AG (a)	76,234	2,736	Enel SpA	239,530	1,334
PepsiCo Inc	12,150	1,397	Entergy Corp	170,699	13,874
		$11,014	Evergy Inc	890,512	49,949
Biotechnology - 0.02%			Eversource Energy (b)	336,100	20,408
Amgen Inc	14,392	2,829	Exelon Corp	141,200	6,001
			FirstEnergy Corp	160,785	5,697
Building Materials - 0.25%			Hera SpA	2,910,455	9,652
Anhui Conch Cement Co Ltd	211,500	1,360	Hydro One Ltd (d)	1,192,000	17,410
China National Building Material Co Ltd	4,510,000	4,910	Infraestructura Energetica Nova SAB de CV	170,000	832
China Resources Cement Holdings Ltd	4,782,000	5,467	NextEra Energy Inc (b)	477,471	79,996
Masco Corp	259,695	10,474	NRG Yield Inc - C Shares	249,870	4,648
Rhi Magnesita NV	48,590	3,112	PG&E Corp	781,178	33,653
Xinyi Glass Holdings Ltd	3,996,000	4,730	Pinnacle West Capital Corp (b)	130,100	10,464
		$30,053	Portland General Electric Co	453,254	20,559
Chemicals - 0.44%			PPL Corp	945,000	27,188
Cabot Corp	165,678	10,951	Public Service Enterprise Group Inc	140,000	7,218
Celanese Corp	89,111	10,525	Sempra Energy	202,500	23,407

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electric (continued)			Insurance (continued)
Southern Co/The	1,204,398	$58,534	Allstate Corp/The	49,518	$4,710
SSE PLC	843,564	13,823	American Financial Group Inc/OH	137,024	15,441
WEC Energy Group Inc (b)	95,000	6,305	ASR Nederland NV	68,391	3,060
		$606,506	Fidelity National Financial Inc	273,656	11,083
Electronics - 0.12%			First American Financial Corp	101,622	5,691
Honeywell International Inc	24,850	3,967	Legal & General Group PLC	1,238,207	4,261
ITEQ Corp	2,338,000	5,523	NN Group NV	55,390	2,447
Vishay Intertechnology Inc	181,015	4,526	Reinsurance Group of America Inc	10,875	1,539
Yageo Corp	13,952	357	Swiss Life Holding AG (a)	31,809	11,406
		$14,373	UNIQA Insurance Group AG	526,937	5,269
Energy - Alternate Sources - 0.21%					$68,865
NextEra Energy Partners LP (b)	520,185	24,485	Internet - 0.05%
			SBI Holdings Inc/Japan	227,700	6,216
Engineering & Construction - 0.73%
ACS Actividades de Construccion y Servicios	194,913	8,542	Iron & Steel - 0.44%
SA			Evraz PLC	914,016	6,668
Aena SME SA (d)	44,660	8,109	Material Sciences Corp - Warrants (a),(c),(e),(f)	1,131,541	3,677
China Communications Services Corp Ltd	6,104,000	3,870	POSCO	17,941	5,280
Eiffage SA	95,168	10,635	Specialty Steel Holdings, Inc. (a),(e),(f)	87	26,408
Ferrovial SA	532,167	10,984	Steel Dynamics Inc	209,655	9,873
Kyowa Exeo Corp	353,900	9,590			$51,906
Kyudenko Corp	237,900	9,529	Leisure Products & Services - 0.04%
Promotora y Operadora de Infraestructura	651,200	6,727	Planet Fitness Inc (a)	50,436	2,397
SAB de CV			Royal Caribbean Cruises Ltd	22,616	2,550
Vinci SA	186,300	18,746			$4,947
		$86,732	Lodging - 0.43%
Entertainment - 0.17%			City Developments Ltd	1,087,000	8,012
Eldorado Resorts Inc (a)	167,307	7,169	Extended Stay America Inc	1,444,276	30,749
GVC Holdings PLC	554,371	8,517	Hilton Worldwide Holdings Inc	101,669	7,997
International Game Technology PLC	174,990	4,424	Las Vegas Sands Corp	56,967	4,096
		$20,110			$50,854
Food - 0.16%			Machinery - Construction & Mining - 0.08%
J Sainsbury PLC	2,109,863	9,047	Oshkosh Corp	126,441	9,515
Sonae SGPS SA	4,067,043	4,619
Uni-President Enterprises Corp	1,877,000	4,965	Media - 0.72%
		$18,631	Altice USA Inc	2,010,000	34,431
Forest Products & Paper - 0.02%			Charter Communications Inc (a)	40,100	12,214
UPM-Kymmene OYJ	77,999	2,767	Cogeco Communications Inc	357,700	19,413
			Twenty-First Century Fox Inc - A Shares	447,600	20,142
Gas - 1.33%					$86,200
Atmos Energy Corp	105,228	9,667	Mining - 0.37%
ENN Energy Holdings Ltd	665,000	6,761	Alumina Ltd	3,275,097	6,903
National Grid PLC	3,758,709	40,154	Anglo American PLC	83,031	1,879
NiSource Inc (b)	909,408	23,808	BHP Billiton Ltd	179,179	4,679
Osaka Gas Co Ltd	958,600	18,449	BHP Billiton PLC	250,630	5,768
South Jersey Industries Inc	447,711	15,191	Boliden AB (a)	60,468	1,800
Southwest Gas Holdings Inc	258,074	20,182	Mitsui Mining & Smelting Co Ltd	78,200	3,097
UGI Corp	448,113	23,813	Real Alloy Holding Inc (a),(e),(f)	362	13,205
		$158,025	Rio Tinto PLC	127,008	6,973
Healthcare - Products - 0.05%					$44,304
Carl Zeiss Meditec AG	80,389	6,245	Miscellaneous Manufacturers - 0.04%
			Crane Co	47,257	4,280
Healthcare - Services - 0.23%
Anthem Inc	12,597	3,187	Oil & Gas - 0.94%
Encompass Health Corp	135,388	10,240	BP PLC	1,219,762	9,167
Laboratory Corp of America Holdings (a)	22,518	3,948	Chaparral Energy Inc - A Shares (a),(c),(f)	1,934	35
Quest Diagnostics Inc	95,584	10,296	Chaparral Energy Inc - A Shares (a),(c)	252,908	4,615
		$27,671	Chaparral Energy Inc - B Shares (a),(c)	53,185	931
Holding Companies - Diversified - 0.04%			Chevron Corp	129,113	16,303
Seven Group Holdings Ltd	301,993	4,306	CNOOC Ltd	931,000	1,560
			ConocoPhillips	69,852	5,041
Home Builders - 0.17%			Cosmo Energy Holdings Co Ltd	254,200	8,971
Bellway PLC	61,200	2,339	Exxon Mobil Corp (b)	57,494	4,686
Land & Houses PCL	17,548,000	6,329	Frontera Energy Corp (a),(f)	71,984	1,062
Persimmon PLC	168,768	5,489	Helmerich & Payne Inc	89,268	5,477
PulteGroup Inc	195,925	5,582	Milagro Oil & Gas Inc (a),(c),(e),(f)	1,874	189
		$19,739	Murphy Oil Corp	289,377	9,625
Home Furnishings - 0.00%			PTT PCL	1,601,200	2,455
Targus Group International Inc (a),(c),(e),(f)	75,880	65	Royal Dutch Shell PLC ADR(b)	140,000	9,572
			Royal Dutch Shell PLC - A Shares	70,000	2,399
Insurance - 0.58%			Royal Dutch Shell PLC - B Shares	278,929	9,770
Allianz SE	17,890	3,958	TORC Oil & Gas Ltd	1,077,100	6,301
			TOTAL SA	98,183	6,404

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas (continued)			REITs (continued)
Whitecap Resources Inc	1,074,840	$7,098	Champion REIT	5,057,000	$3,444
		$111,661	Charter Hall Group	1,447,227	7,203
Oil & Gas Services - 0.01%			City Office REIT Inc	1,715,442	21,872
Fara HoldCo Limited (a),(e),(f)	95,469	764	Covivio	101,775	10,600
			Cromwell Property Group	15,466,320	12,752
Packaging & Containers - 0.10%			Crown Castle International Corp (b)	910,233	100,881
DS Smith PLC	788,739	5,211	CubeSmart (b)	859,747	26,102
WestRock Co	119,053	6,903	CyrusOne Inc	215,000	13,313
		$12,114	CYS Investments Inc (b)	309,180	2,260
Pharmaceuticals - 0.30%			Daiwa Office Investment Corp	776	4,726
AstraZeneca PLC	17,666	1,360	DDR Corp	327,721	4,490
Bayer AG	22,950	2,555	Dexus	1,304,249	9,785
Johnson & Johnson	51,859	6,872	Dream Global Real Estate Investment Trust	808,100	8,653
Merck & Co Inc	132,919	8,755	Dream Industrial Real Estate Investment Trust	1,938,900	15,471
Novartis AG	66,659	5,594	EPR Properties (b)	361,740	24,052
Pfizer Inc	278,655	11,127	Equinix Inc	79,557	34,948
		$36,263	Equity LifeStyle Properties Inc	17,406	1,584
			Essex Property Trust Inc (b)	69,273	16,657
Pipelines - 1.82%
Enbridge Inc	548,088	19,465	Eurocommercial Properties NV	160,740	6,800
Enterprise Products Partners LP (b)	313,300	9,086	Far East Hospitality Trust	10,869,100	5,514
Gibson Energy Inc	563,882	7,898	First Industrial Realty Trust Inc	127,695	4,156
Kinder Morgan Inc/DE	2,868,143	50,996	Frasers Centrepoint Trust	2,243,900	3,744
ONEOK Inc	276,577	19,482	Frasers Logistics & Industrial Trust	5,485,945	4,231
Plains All American Pipeline LP	691,151	17,127	Gecina SA	53,454	9,106
Targa Resources Corp	120,000	6,128	Goodman Group	1,801,285	12,913
TransCanada Corp	1,134,463	51,026	Healthcare Trust of America Inc	471,558	12,883
Williams Cos Inc/The	662,468	19,708	Highwoods Properties Inc	148,602	7,298
Williams Partners LP	355,000	15,986	Hoshino Resorts REIT Inc	696	3,577
		$216,902	Hudson Pacific Properties Inc	296,450	10,156
Private Equity - 0.06%			ICADE	54,862	5,312
Intermediate Capital Group PLC	494,681	6,884	Independence Realty Trust Inc	2,822,836	28,652
			Industrial & Infrastructure Fund Investment	4,958	5,351
Real Estate - 2.02%			Corp
ADO Properties SA (d)	235,686	13,445	Industrial Logistics Properties Trust	635,557	14,681
APAC Realty Ltd	4,844,000	2,388	InfraREIT Inc	1,173,107	24,577
Aroundtown SA	1,813,509	15,129	Inmobiliaria Colonial Socimi SA	580,199	6,245
			Invitation Homes Inc (b)	1,235,480	28,552
Atrium European Real Estate Ltd (a)	1,714,007	7,655
CA Immobilien Anlagen AG	163,536	5,717	Irish Residential Properties REIT PLC	2,392,325	3,842
Castellum AB	459,684	8,292	Japan Hotel REIT Investment Corp	29,041	21,296
Citycon OYJ	1,786,286	3,759	Japan Rental Housing Investments Inc	4,978	4,052
Deutsche Wohnen SE	416,277	20,266	Kenedix Residential Next Investment Corp	182	270
Echo Investment SA	1,503,847	1,790	Kenedix Retail REIT Corp	3,691	8,065
Empiric Student Property PLC	1,269,387	1,582	Kilroy Realty Corp	156,070	11,385
Entra ASA (d)	375,901	5,489	Klepierre SA	346,806	13,061
			Liberty Property Trust (b)	328,827	14,093
Essential Properties Realty Trust Inc (a),(g)	2,211,217	30,515
Fabege AB	415,780	5,889	Link REIT	2,909,500	28,868
Grand City Properties SA	55,643	1,445	LondonMetric Property PLC	5,390,775	13,315
LEG Immobilien AG	160,333	18,034	Macquarie Mexico Real Estate Management	7,524,300	8,264
			SA de CV (a)
Mitsubishi Estate Co Ltd	1,220,400	21,177
Mitsui Fudosan Co Ltd	1,104,400	26,408	Mapletree Logistics Trust	3,522,300	3,262
New World Development Co Ltd	10,878,000	15,511	MCUBS MidCity Investment Corp	29,878	21,965
Nexity SA	78,573	4,835	Merlin Properties Socimi SA	1,594,355	23,551
Open House Co Ltd	84,900	4,655	New Residential Investment Corp	703,917	12,594
Propnex Ltd (a)	4,022,500	1,921	NewRiver REIT PLC	3,346,345	12,021
Times China Holdings Ltd	3,135,000	4,007	Park Hotels & Resorts Inc	724,079	22,650
TLG Immobilien AG	294,509	7,698	Pebblebrook Hotel Trust	254,441	9,809
Vonovia SE	186,982	9,049	Physicians Realty Trust	937,504	14,775
Wihlborgs Fastigheter AB	350,382	4,168	PLA Administradora Industrial S de RL de CV	3,325,345	5,192
			(a)
		$240,824	Primary Health Properties PLC	1,648,625	2,446
REITs - 10.16%			Prologis Inc (b)	546,734	35,877
AIMS AMP Capital Industrial REIT	2,934,250	3,038	Propertylink Group	15,008,449	11,845
Alexandria Real Estate Equities Inc	142,940	18,216	Retail Value Inc (a)	44,744	1,478
Altarea SCA	34,202	7,509	Segro PLC	1,145,770	9,987
American Tower Corp	302,470	44,838	Sekisui House Reit Inc	10,328	6,678
Annaly Capital Management Inc	241,535	2,589	Simon Property Group Inc (b)	218,473	38,497
Apartment Investment & Management Co	306,444	13,070	Spirit MTA REIT (a)	330,259	3,299
Arena REIT	2,328,825	3,984	Spirit Realty Capital Inc	3,088,434	25,850
AvalonBay Communities Inc	178,637	31,592	STAG Industrial Inc	520,346	14,216
Blackstone Mortgage Trust Inc	308,405	10,221	STORE Capital Corp	160,362	4,402
Brandywine Realty Trust	441,169	7,275	Sun Communities Inc (b)	167,668	16,257
CapitaLand Commercial Trust	2,556,100	3,293	Sunstone Hotel Investors Inc	304,831	4,960
CapitaLand Retail China Trust	5,922,500	6,746	Tanger Factory Outlet Centers Inc	1,045,058	24,925
			Taubman Centers Inc	98,881	6,136

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS -
REITs (continued)			0.04%	Shares Held	Value (000's)
Two Harbors Investment Corp	775,808	$12,025	Banks - 0.04%
UNITE Group PLC/The	524,563	6,022	Wells Fargo & Co 7.50% (i)	4,146	$5,261
Uniti Group Inc (b)	900,860	15,927
Vicinity Centres	8,632,668	17,102	TOTAL CONVERTIBLE PREFERRED STOCKS		$5,261
Weyerhaeuser Co	406,706	13,901	PREFERRED STOCKS - 0.61%	Shares Held	Value (000's)
WPT Industrial Real Estate Investment Trust	1,395,970	19,974	Banks - 0.19%
		$1,209,046	AgriBank FCB 6.88% (i)	33,000	3,531
Retail - 0.23%			3 Month LIBOR + 4.23%
American Eagle Outfitters Inc	345,033	8,688	Citigroup Inc 6.88% (i)	80,995	2,250
Kohl's Corp	53,530	3,954	3 Month LIBOR + 4.13%
Ruth's Hospitality Group Inc	242,776	7,029	Fifth Third Bancorp 6.63% (i)	100,000	2,728
Tapestry Inc	36,507	1,720	3 Month LIBOR + 3.71%
Wal-Mart de Mexico SAB de CV	2,159,300	6,304	Goldman Sachs Group Inc/The 5.50% (i)	32,200	827
		$27,695	3 Month LIBOR + 3.64%
Semiconductors - 0.26%			Huntington Bancshares Inc/OH 6.25% (i)	70,000	1,849
Chipbond Technology Corp	2,642,000	5,696	KeyCorp 6.13% (i)	40,000	1,083
Entegris Inc	231,007	8,120	3 Month LIBOR + 3.89%
Intel Corp	180,347	8,675	Morgan Stanley 5.85% (i)	60,000	1,556
Microchip Technology Inc	44,768	4,182	3 Month LIBOR + 3.49%
Taiwan Semiconductor Manufacturing Co Ltd	503,000	4,022	PNC Financial Services Group Inc/The	50,000	1,369
		$30,695	6.13% (i)
Software - 0.19%			3 Month LIBOR + 4.07%
Aspect Software Inc (a),(c),(e),(f)	514,301	—	State Street Corp 5.90% (i)	65,000	1,764
InterXion Holding NV (a)	132,636	8,605	3 Month LIBOR + 3.11%
Microsoft Corp (b)	97,644	10,358	Valley National Bancorp 6.25% (i)	120,000	3,151
Synopsys Inc (a)	38,449	3,439	3 Month LIBOR + 3.85%
			Wells Fargo & Co 5.63% (i)	80,727	2,031
		$22,402
Storage & Warehousing - 0.07%					$22,139
Safestore Holdings PLC	1,198,425	8,808	Diversified Financial Services - 0.01%
			Charles Schwab Corp/The 6.00% (i)	59,400	1,578
Telecommunications - 0.85%
AT&T Inc	78,435	2,507	Electric - 0.08%
BCE Inc (b)	560,000	23,761	Alabama Power Co 5.00% (i)	75,000	1,909
CenturyLink Inc	1,090,000	20,459	Dominion Energy Inc 5.25%, 7/30/2076	76,941	1,895
Cisco Systems Inc	185,221	7,833	DTE Energy Co 5.25%, 12/1/2077	35,000	858
KDDI Corp	121,900	3,393	Entergy Louisiana LLC 4.70%, 6/1/2063	99,900	2,376
Motorola Solutions Inc	80,444	9,758	Entergy New Orleans LLC 5.00%, 12/1/2052	20,000	497
			SCE Trust V 5.45% (i)	36,555	929
Nippon Telegraph & Telephone Corp	107,600	4,977	3 Month LIBOR + 3.79%
NTT DOCOMO Inc	116,600	3,002
Telenor ASA	109,339	2,139	Southern Co/The 5.25%, 12/1/2077	35,000	858
TELUS Corp	45,200	1,649			$9,322
T-Mobile US Inc (a)	295,000	17,700	Food - 0.01%
Verizon Communications Inc	74,373	3,841	Dairy Farmers of America Inc 7.88% (d),(i)	10,000	1,155
		$101,019
Transportation - 1.02%			Insurance - 0.07%
			Allstate Corp/The 6.63% (i)	100,000	2,578
Canadian Pacific Railway Ltd	77,703	15,410	Arch Capital Group Ltd 5.25% (i)	30,800	731
CSX Corp	81,630	5,770
East Japan Railway Co	496,300	46,420	Hartford Financial Services Group Inc/The	100,000	2,840
Getlink	234,474	3,095	7.88%, 4/15/2042
Norfolk Southern Corp (b)	161,340	27,266	3 Month LIBOR + 5.60%
Sankyu Inc	127,200	6,704	Reinsurance Group of America Inc 6.20%,	20,000	536
SITC International Holdings Co Ltd	3,419,000	3,319	9/15/2042
Union Pacific Corp	32,947	4,938	3 Month LIBOR + 4.37%
			XLIT Ltd 5.46% (i)	1,200	1,193
West Japan Railway Co	121,900	8,522
		$121,444	3 Month LIBOR + 3.12%
Water - 0.26%					$7,878
American Water Works Co Inc (b)	63,120	5,570	REITs - 0.09%
			DDR Corp 6.38% (i)	15,702	404
Pennon Group PLC	562,483	5,551	Digital Realty Trust Inc 7.38% (i)	8,320	217
Severn Trent PLC	792,627	20,117	Equity Residential 8.29% (i)	20,702	1,335
		$31,238	Kimco Realty Corp 5.25% (i)	63,000	1,427
TOTAL COMMON STOCKS		$4,128,522	Prologis Inc 8.54% (i)	92,034	5,904
INVESTMENT COMPANIES - 4.44%	Shares Held	Value (000's)	Public Storage 5.05% (i)	2,000	49
Money Market Funds - 4.44%			Public Storage 5.88% (i)	57,851	1,493
Principal Government Money Market Fund	528,142,911	528,143	Public Storage 6.00% (i)	18,393	477
1.76%(g),(h)
					$11,306
			Sovereign - 0.05%
TOTAL INVESTMENT COMPANIES		$528,143	CoBank ACB 6.20% (i)	7,000	743
			3 Month LIBOR + 3.74%
			CoBank ACB 6.25% (i)	51,000	5,360
			3 Month LIBOR + 4.56%
					$6,103

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares Held		Value (000's)		Principal
Telecommunications - 0.11%				BONDS (continued)	Amount (000's) Value (000's)
Centaur Funding Corp 9.08%, 4/21/2020 (d)		9,000	$9,990	Banks - 3.44%
Telephone & Data Systems Inc 6.88%,		12,496	316	Akbank Turk AS
11/15/2059				6.80%, 04/27/2028(d),(j)	$6,639	$5,079
Telephone & Data Systems Inc 7.00%,		90,412	2,268	USSW5 Index Spread + 4.03%
3/15/2060				6.80%, 04/27/2028(j)	1,736	1,328
Verizon Communications Inc 5.90%,		37,592	972	USSW5 Index Spread + 4.03%
2/15/2054				Australia & New Zealand Banking Group
			$13,546	Ltd/United Kingdom
TOTAL PREFERRED STOCKS			$73,027	6.75%, 12/31/2049(d),(i),(j)	4,000	4,165
	Principal			USD ICE SWAP Rate NY 5 + 5.17%
BONDS - 52.97%	Amount (000's)		Value (000's)	Banco Bilbao Vizcaya Argentaria SA
				6.13%, 12/31/2049(i),(j)	6,000	5,520
Aerospace & Defense - 0.22%
BBA US Holdings Inc				USSW5 Index Spread + 3.87%
5.38%, 05/01/2026(d)		$420	$423	Banco do Brasil SA/Cayman
Bombardier Inc				9.00%, 12/31/2049(d),(i),(j)	3,077	3,131
7.50%, 12/01/2024(d)		1,095	1,165	U.S. Treasury 10-Year Note + 6.36%
7.50%, 03/15/2025(d)		3,625	3,806	9.00%, 12/31/2049(i),(j)	1,580	1,608
Leonardo SpA				U.S. Treasury 10-Year Note + 6.36%
4.88%, 03/24/2025	EUR	500	673	Banco Hipotecario SA
				9.75%, 11/30/2020(d)	6,640	6,869
TransDigm Inc
6.00%, 07/15/2022		$4,975	5,063	Banco Mercantil del Norte SA/Grand
6.38%, 06/15/2026		3,450	3,467	Cayman
				7.63%, 12/31/2049(d),(i),(j)	9,535	10,055
6.50%, 07/15/2024		5,875	6,015
Triumph Group Inc				U.S. Treasury 10-Year Note + 5.35%
7.75%, 08/15/2025		5,445	5,077	Banco Nacional de Comercio Exterior
			$25,689	SNC/Cayman Islands
				3.80%, 08/11/2026(j)	778	760
Agriculture - 0.09%
Adecoagro SA				U.S. Treasury 5-Year Note + 3.00%
6.00%, 09/21/2027(d)		11,883	10,517	Banco Santander SA
				6.38%, 12/31/2049(i),(j)	8,000	8,020
Airlines - 0.12%				USSW5 Index Spread + 4.79%
Gol Finance Inc				Bank of America Corp
				6.30%, 12/31/2049(i),(j)	3,000	3,195
7.00%, 01/31/2025(d)		15,954	14,399
				3 Month LIBOR + 4.55%
				6.50%, 12/31/2049(i),(j)	1,000	1,072
Apparel - 0.02%
PVH Corp				3 Month LIBOR + 4.17%
3.13%, 12/15/2027	EUR	2,000	2,315	Bank of New York Mellon Corp/The
				4.95%, 12/31/2049(i),(j)	2,000	2,050
Automobile Asset Backed Securities - 0.03%				3 Month LIBOR + 3.42%
				Bank of Nova Scotia/The
AmeriCredit Automobile Receivables Trust				4.65%, 12/31/2049(i),(j)	1,100	1,004
2017-4
2.26%, 05/18/2021		$3,876	3,875	3 Month LIBOR + 2.65%
1.00 x 1 Month LIBOR + 0.18%				Barclays PLC
				7.88%, 12/31/2049(i),(j)	10,300	10,827
Automobile Manufacturers - 0.11%				USSW5 Index Spread + 6.77%
				BBVA Bancomer SA/Texas
BCD Acquisition Inc				6.75%, 09/30/2022(d)	5,260	5,729
9.63%, 09/15/2023(d)		5,320	5,599
				BNP Paribas SA
Fiat Chrysler Finance Europe SA				7.20%, 06/29/2049(d),(i),(j)	4,400	4,614
4.75%, 07/15/2022	EUR	900	1,177
				3 Month LIBOR + 1.29%
General Motors Financial Co Inc				7.37%, 12/31/2049(d),(i),(j)	3,000	3,187
5.75%, 12/31/2049(i),(j)		$1,000	983
3 Month LIBOR + 3.60%				USSW5 Index Spread + 5.15%
				7.63%, 12/31/2049(d),(i),(j)	5,000	5,325
Navistar International Corp
6.63%, 11/01/2025(d)		4,631	4,835	USSW5 Index Spread + 6.31%
				BPCE SA
Peugeot SA				12.50%, 08/29/2049(i),(j)	4,000	4,362
2.00%, 03/23/2024	EUR	400	478
			$13,072	3 Month LIBOR + 12.98%
				Capital One Financial Corp
Automobile Parts & Equipment - 0.07%				5.55%, 12/31/2049(i),(j)	2,000	2,050
Adient Global Holdings Ltd
3.50%, 08/15/2024		200	222	3 Month LIBOR + 3.80%
Allison Transmission Inc				CIT Group Inc
5.00%, 10/01/2024(d)		$2,740	2,692	5.25%, 03/07/2025	145	148
				5.80%, 12/31/2049(i),(j)	2,285	2,245
American Axle & Manufacturing Inc
6.25%, 04/01/2025		4,115	4,002	3 Month LIBOR + 3.97%
IHO Verwaltungs GmbH				6.13%, 03/09/2028	295	310
3.25%, PIK 4.00%, 09/15/2023(k),(l)	EUR	400	477	Citigroup Capital III
				7.63%, 12/01/2036	8,600	10,944
LKQ European Holdings BV				Citigroup Inc
3.63%, 04/01/2026		600	705	6.25%, 12/31/2049(i),(j)	2,000	2,071
			$8,098	3 Month LIBOR + 4.52%
				Citizens Financial Group Inc
				5.50%, 12/31/2049(i),(j)	4,000	4,097
				3 Month LIBOR + 3.96%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
Cooperatieve Rabobank UA				Macquarie Bank Ltd/London
11.00%, 12/29/2049(d),(i),(j)		$1,000	$ 1,068	6.13%, 12/31/2049(d),(i),(j)	$8,500	$7,756
3 Month LIBOR + 10.87%				USSW5 Index Spread + 3.70%
Credit Agricole SA				6.13%, 12/31/2049(i),(j)	1,600	1,460
6.63%, 12/31/2049(d),(i),(j)		2,000	2,030	USSW5 Index Spread + 3.70%
USSW5 Index Spread + 4.70%				Morgan Stanley
7.88%, 12/31/2049(d),(i),(j)		6,000	6,383	5.55%, 12/31/2049(i),(j)	1,250	1,281
USSW5 Index Spread + 4.90%				3 Month LIBOR + 3.81%
Credit Bank of Moscow Via CBOM Finance				Nordea Bank AB
PLC				6.13%, 12/31/2049(d),(i),(j)	5,000	4,906
7.50%, 10/05/2027(d),(j)		7,402	6,447	USSW5 Index Spread + 3.39%
USSW5 Index Spread + 5.42%				PNC Financial Services Group Inc/The
7.50%, 10/05/2027(j)		1,732	1,508	6.75%, 07/29/2049(i),(j)	4,000	4,315
USSW5 Index Spread + 5.42%				3 Month LIBOR + 3.68%
Credit Suisse AG				Provident Funding Associates LP / PFG
6.50%, 08/08/2023(d)		2,000	2,132	Finance Corp
Credit Suisse Group AG				6.38%, 06/15/2025(d)	3,635	3,548
6.25%, 12/31/2049(d),(i),(j)		3,000	3,011	QNB Finansbank AS/Turkey
USSW5 Index Spread + 3.46%				4.88%, 05/19/2022(d)	13,505	12,421
7.50%, 12/31/2049(d),(i),(j)		3,300	3,519	Royal Bank of Scotland Group PLC
USSW5 Index Spread + 4.60%				7.50%, 12/31/2049(i),(j)	5,000	5,163
7.50%, 12/31/2049(i),(j)		5,000	5,331	USSW5 Index Spread + 5.80%
USSW5 Index Spread + 4.60%				8.00%, 12/31/2049(i),(j)	300	319
Danske Bank A/S				USSW5 Index Spread + 5.72%
6.13%, 12/31/2049(i),(j)		9,000	8,606	8.62%, 12/29/2049(i),(j)	7,000	7,554
USSW7 Index Spread + 3.90%				USSW5 Index Spread + 7.60%
Development Bank of Kazakhstan JSC				Skandinaviska Enskilda Banken AB
8.95%, 05/04/2023(d)	KZT	1,078,750	3,069	5.63%, 12/31/2049(i),(j)	10,000	9,639
DNB Bank ASA				USSW5 Index Spread + 3.49%
6.50%, 12/31/2049(i),(j)		$9,000	9,310	Societe Generale SA
USSW5 Index Spread + 5.08%				6.75%, 12/31/2049(d),(i),(j)	3,400	3,256
Dresdner Funding Trust I				USSW5 Index Spread + 3.93%
8.15%, 06/30/2031(d)		4,500	5,569	7.38%, 12/31/2049(d),(i),(j)	6,000	6,308
HSBC Capital Funding Dollar 1 LP				USSW5 Index Spread + 6.24%
10.18%, 12/29/2049(i),(j)		2,800	4,214	8.00%, 12/31/2049(d),(i),(j)	7,000	7,518
3 Month LIBOR + 4.98%				USD ICE SWAP Rate NY 5 + 5.87%
10.18%, 12/29/2049(d),(i),(j)		4,000	6,020	8.25%, 12/31/2049(i),(j)	1,000	1,015
3 Month LIBOR + 4.98%				USSW5 Index Spread + 6.39%
HSBC Holdings PLC				Standard Chartered PLC
6.25%, 12/31/2049(i),(j)		5,000	5,038	7.01%, 07/29/2049(d),(i),(j)	1,150	1,208
USD ICE SWAP Rate NY 5 + 3.45%				3 Month LIBOR + 1.46%
6.87%, 12/31/2049(i),(j)		4,000	4,210	7.75%, 12/31/2049(d),(i),(j)	15,000	15,638
USD ICE SWAP Rate NY 5 + 5.51%				USSW5 Index Spread + 5.72%
ING Groep NV				State Savings Bank of Ukraine Via SSB #1
6.50%, 12/31/2049(i),(j)		10,000	9,903	PLC
USSW5 Index Spread + 4.45%				9.62%, 03/20/2025(k)	21,147	21,639
Itau Unibanco Holding SA/Cayman Island				SunTrust Banks Inc
6.13%, 12/31/2049(d),(i),(j)		4,996	4,790	5.63%, 12/31/2049(i),(j)	1,000	1,026
U.S. Treasury 5-Year Note + 3.98%				3 Month LIBOR + 3.86%
JPMorgan Chase & Co				Swedbank AB
4.62%, 12/31/2049(i),(j)		1,510	1,409	6.00%, 12/31/2049(i),(j)	10,000	10,000
3 Month LIBOR + 2.58%				USSW5 Index Spread + 4.11%
5.00%, 12/31/2049(i),(j)		780	787	Turkiye Garanti Bankasi AS
3 Month LIBOR + 3.32%				6.13%, 05/24/2027(d),(j)	15,456	12,279
6.10%, 12/31/2049(i),(j)		1,000	1,030	USSW5 Index Spread + 4.22%
3 Month LIBOR + 3.33%				Turkiye Is Bankasi AS
6.75%, 12/31/2049(i),(j)		10,000	10,925	6.13%, 04/25/2024(d)	9,355	8,202
3 Month LIBOR + 3.78%				7.00%, 06/29/2028(d),(j)	1,976	1,520
KeyCorp Capital III				USSW5 Index Spread + 5.12%
7.75%, 07/15/2029		795	976	Turkiye Vakiflar Bankasi TAO
Lloyds Bank PLC				5.75%, 01/30/2023(d)	7,600	6,613
12.00%, 12/29/2049(i),(j)		10,000	12,176	UBS Group Funding Switzerland AG
3 Month LIBOR + 11.76%				6.87%, 12/31/2049(i),(j)	3,000	3,131
12.00%, 12/29/2049(d),(i),(j)		3,000	3,653	USD ICE SWAP Rate NY 5 + 5.50%
3 Month LIBOR + 11.76%				6.88%, 12/31/2049(i),(j)	3,000	3,064
Lloyds Banking Group PLC				USSW5 Index Spread + 4.59%
7.50%, 12/31/2049(i),(j)		2,000	2,065	7.00%, 12/31/2049(i),(j)	8,850	9,331
USSW5 Index Spread + 4.76%				USSW5 Index Spread + 4.87%
M&T Bank Corp				UniCredit SpA
6.45%, 12/31/2049(i),(j)		535	577	8.00%, 12/31/2049(i),(j)	1,000	965
3 Month LIBOR + 3.61%				USSW5 Index Spread + 5.18%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Coal (continued)
US Bancorp				Foresight Energy LLC / Foresight Energy
5.12%, 12/31/2049(i),(j)		$2,000	$2,065	Finance Corp
3 Month LIBOR + 3.49%				11.50%, 04/01/2023(d)	$31,600	$28,203
Wells Fargo & Co						$40,016
5.87%, 12/31/2049(i),(j)		1,000	1,046	Commercial Mortgage Backed Securities - 9.71%
3 Month LIBOR + 3.99%				Banc of America Merrill Lynch Commercial
			$409,707	Mortgage Inc
Beverages - 0.01%				4.77%, 07/10/2043(k)	4,187	3,801
Cott Corp				5.50%, 11/10/2042(k)	2,592	2,601
5.50%, 07/01/2024	EUR	700	862	BANK 2017-BNK5
Sunshine Mid BV				1.18%, 06/15/2060(d),(k),(m)	36,903	3,093
6.50%, 05/15/2026(d)		400	460	3.08%, 06/15/2060(d),(k)	5,000	3,943
			$1,322	4.26%, 06/15/2060(d),(k)	8,356	5,495
Building Materials - 0.02%				BANK 2017-BNK6
Jeld-Wen Inc				3.10%, 07/15/2060(d)	2,500	2,011
4.63%, 12/15/2025(d)		$830	789	BANK 2017-BNK9
4.88%, 12/15/2027(d)		505	470	1.42%, 11/15/2054(d),(k),(m)	15,200	1,634
Standard Industries Inc/NJ				2.80%, 11/15/2054(d)	10,000	7,625
4.75%, 01/15/2028(d)		1,850	1,693	BANK 2018-BNK10
			$2,952	1.75%, 02/15/2061(d),(k),(m)	31,334	4,249
Chemicals - 0.81%				BANK 2018-BNK12
Alpha 2 BV				1.42%, 05/15/2061(d),(k),(m)	18,728	2,175
8.75%, PIK 9.50%, 06/01/2023(d),(k),(l)		895	897	3.00%, 05/15/2061(d)	6,000	4,597
Aruba Investments Inc				BANK 2018-BNK13
8.75%, 02/15/2023(d)		3,500	3,588	0.00%, 08/15/2061(a),(d),(f),(k),(m),(n)	41,485	5,362
Axalta Coating Systems Dutch Holding B				3.00%, 08/15/2061(d),(f),(n)	7,000	5,421
BV				4.22%, 08/15/2061(f),(n)	8,500	8,755
3.75%, 01/15/2025	EUR	1,700	2,054	4.68%, 08/15/2061(f),(n)	6,000	6,158
Braskem America Finance Co				BENCHMARK 2018-B1 Mortgage Trust
7.13%, 07/22/2041(d)		$4,260	4,931	1.12%, 01/15/2051(k),(m)	12,667	1,152
Braskem Netherlands Finance BV				1.37%, 01/15/2051(d),(k),(m)	30,260	3,273
4.50%, 01/10/2028(d)		9,190	8,765	2.75%, 01/15/2051(d)	6,500	5,078
CF Industries Inc				3.67%, 01/15/2051(k)	10,000	9,908
5.15%, 03/15/2034		3,135	2,900	BENCHMARK 2018-B3 Mortgage Trust
Consolidated Energy Finance SA				1.50%, 04/10/2051(d),(k),(m)	5,520	622
6.88%, 06/15/2025(d)		5,020	5,108	3.06%, 04/10/2051(d)	3,000	2,531
Cornerstone Chemical Co				Benchmark 2018-B5 Mortgage Trust
6.75%, 08/15/2024(d)		10,632	10,419	0.00%, 07/15/2051(a),(f),(k),(n)	91,833	3,500
CTC BondCo GmbH				0.00%, 07/15/2051(a),(d),(k),(n)	4,500	3,810
5.25%, 12/15/2025	EUR	350	401	4.21%, 07/15/2051(n)	20,000	20,610
GCP Applied Technologies Inc				4.57%, 07/15/2051(n)	5,000	5,144
5.50%, 04/15/2026(d)		$1,635	1,619	CD 2006-CD2 Mortgage Trust
Hexion Inc				5.50%, 01/15/2046(k)	2,525	2,121
6.63%, 04/15/2020		41,330	38,954	CD 2017-CD5 Mortgage Trust
10.00%, 04/15/2020		2,590	2,580	3.35%, 08/15/2050(d)	7,000	5,710
INEOS Group Holdings SA				CFCRE Commercial Mortgage Trust 2016-
5.38%, 08/01/2024	EUR	600	738	C6
Israel Chemicals Ltd				1.20%, 11/10/2049(k),(m)	44,821	3,375
6.38%, 05/31/2038(d)		$6,400	6,384	4.22%, 11/10/2049(k)	4,000	3,869
Kraton Polymers LLC / Kraton Polymers				CGMS Commercial Mortgage Trust 2017-B1
Capital Corp				3.00%, 08/15/2050(d)	7,435	5,628
5.25%, 05/15/2026(d)	EUR	200	241	Citigroup Commercial Mortgage Trust 2007-
Kronos International Inc				C6
3.75%, 09/15/2025		200	230	5.61%, 12/10/2049(k)	4,894	3,311
NOVA Chemicals Corp				Citigroup Commercial Mortgage Trust 2012-
5.25%, 06/01/2027(d)		$2,040	1,909	GC8
OCI NV				4.87%, 09/10/2045(d),(k)	1,875	1,587
5.00%, 04/15/2023(d)	EUR	1,500	1,843	Citigroup Commercial Mortgage Trust 2013-
PSPC Escrow Corp				GC15
6.00%, 02/01/2023		2,050	2,515	4.25%, 09/10/2046(d),(k)	16,492	12,327
Solvay Finance SA				5.12%, 09/10/2046(d),(k)	7,700	7,573
5.87%, 12/31/2049(i),(j)		400	531	Citigroup Commercial Mortgage Trust 2014-
EUR Swap Annual 5YR + 5.22%				GC19
			$96,607	5.00%, 03/10/2047(d),(k)	3,425	3,231
Coal - 0.34%				Citigroup Commercial Mortgage Trust 2015-
				GC27
Alliance Resource Operating Partners LP /				4.43%, 02/10/2048(k)	10,000	9,665
Alliance Resource Finance Corp
7.50%, 05/01/2025(d)		$2,085	2,202	Citigroup Commercial Mortgage Trust 2016-
Eterna Capital Pte Ltd				C1
7.50%, PIK 6.00%, 12/11/2022(k),(l)		7,048	7,110	1.92%, 05/10/2049(k),(m)	37,141	4,143
8.00%, PIK 8.00%, 12/11/2022(k),(l)		2,631	2,501	Citigroup Commercial Mortgage Trust 2016-
				GC37
				1.79%, 04/10/2049(k),(m)	15,129	1,572

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2018-			Freddie Mac Multifamily Structured Pass
B2			Through Certificates (continued)
1.50%, 03/10/2051(d),(k),(m)	$13,247	$ 1,474	1.66%, 10/25/2041(k),(m)	$43,000	$3,155
3.17%, 03/10/2051(d),(k)	2,500	1,956	1.66%, 06/25/2042(k),(m)	13,000	163
COMM 2012-CCRE1 Mortgage Trust			1.90%, 11/25/2039(k),(m)	68,598	326
2.46%, 05/15/2045(d)	13,993	10,345	1.97%, 11/25/2044(k),(m)	16,293	1,697
5.32%, 05/15/2045(d),(k)	8,889	9,003	2.04%, 10/25/2025(k),(m)	47,224	84
COMM 2012-CCRE4 Mortgage Trust			2.04%, 02/25/2045(k),(m)	27,900	3,086
4.57%, 10/15/2045(d),(k)	5,000	2,578	2.09%, 05/25/2025(k),(m)	43,706	5,142
COMM 2012-CCRE5 Mortgage Trust			2.11%, 08/25/2042(k),(m)	98,038	11,250
4.32%, 12/10/2045(d),(k)	3,475	3,342	2.21%, 12/25/2039(k),(m)	25,654	1,728
4.32%, 12/10/2045(d),(k)	7,500	6,850	2.25%, 01/25/2041(k),(m)	15,544	789
Comm 2013-CCRE13 Mortgage Trust			2.29%, 06/25/2046(k),(m)	17,800	2,988
4.74%, 11/10/2046(d),(k)	6,421	5,791	3.61%, 06/25/2041(k),(m)	4,400	405
4.74%, 11/10/2046(d),(k)	5,660	4,591	4.62%, 11/25/2044(k),(m)	1,800	173
COMM 2013-CCRE6 Mortgage Trust			FREMF 2011-K704 Mortgage Trust
1.09%, 03/10/2046(k),(m)	57,975	1,860	0.10%, 10/25/2030(d),(m)	127,296	6
4.07%, 03/10/2046(d),(k)	13,215	12,253	FREMF 2016-KBAM Mortgage Trust
4.07%, 03/10/2046(d),(k)	10,500	8,649	9.31%, 09/25/2022(d)	68,415	67,930
COMM 2013-CCRE7 Mortgage Trust			1.00 x 1 Month LIBOR + 7.22%
4.28%, 03/10/2046(d),(k)	7,500	5,402	GS Mortgage Securities Corp II
COMM 2013-LC6 Mortgage Trust			1.56%, 07/10/2051(d),(k)	8,017	930
4.30%, 01/10/2046(d),(k)	5,205	4,946	3.00%, 07/10/2051(d)	5,000	4,086
COMM 2014-CCRE15 Mortgage Trust			4.16%, 07/10/2051(k)	5,500	5,624
4.25%, 02/10/2047(d),(k)	5,414	4,412	GS Mortgage Securities Trust 2010-C2
COMM 2014-CCRE17 Mortgage Trust			5.18%, 12/10/2043(d),(k)	5,000	5,078
0.33%, 05/10/2047(d),(k),(m)	44,717	692	GS Mortgage Securities Trust 2011-GC5
4.30%, 05/10/2047(d),(k)	1,811	1,351	5.39%, 08/10/2044(d),(k)	3,660	3,020
4.80%, 05/10/2047(d),(k)	12,469	11,002	GS Mortgage Securities Trust 2012-GCJ7
COMM 2014-LC17 Mortgage Trust			5.67%, 05/10/2045(d),(k)	7,429	7,181
3.11%, 10/10/2047(d)	4,383	2,741	GS Mortgage Securities Trust 2012-GCJ9
3.69%, 10/10/2047(d)	4,133	3,259	4.75%, 11/10/2045(d),(k)	5,000	4,764
Comm 2014-UBS2 Mortgage Trust			4.75%, 11/10/2045(d),(k)	8,500	7,509
5.01%, 03/10/2047(d),(k)	13,690	11,691	GS Mortgage Securities Trust 2013-GC16
COMM 2014-UBS3 Mortgage Trust			3.50%, 11/10/2046(d)	2,500	1,786
4.81%, 06/10/2047(d),(k)	21,861	18,119	5.35%, 11/10/2046(d),(k)	3,544	3,414
COMM 2014-UBS5 Mortgage Trust			GS Mortgage Securities Trust 2013-GCJ14
3.50%, 09/10/2047(d)	6,500	5,175	4.76%, 08/10/2046(d),(k)	10,460	9,973
COMM 2015-LC23 Mortgage Trust			4.76%, 08/10/2046(d),(k)	7,742	6,277
3.65%, 10/10/2048(d),(k)	6,000	5,238	4.76%, 08/10/2046(d),(k)	2,500	1,944
COMM 2016-COR1 Mortgage Trust			GS Mortgage Securities Trust 2014-GC26
1.47%, 10/10/2049(k),(m)	45,420	3,828	1.20%, 11/10/2047(d),(k),(m)	29,811	1,927
4.39%, 10/10/2049(k)	5,000	4,903	4.51%, 11/10/2047(d),(k)	2,570	2,190
COMM 2017-COR2 Mortgage Trust			GS Mortgage Securities Trust 2017-GS7
1.18%, 09/10/2050(k),(m)	43,354	3,636	1.14%, 08/10/2050(k),(m)	29,030	2,243
COMM 2018-COR3 Mortgage Trust			GS Mortgage Securities Trust 2018-GS9
1.75%, 05/10/2051(d),(k),(m)	15,800	2,108	1.36%, 03/10/2051(d),(k),(m)	8,353	870
2.96%, 05/10/2051(d)	5,250	4,086	3.99%, 03/10/2051(k)	10,000	10,114
4.71%, 05/10/2051(k)	1,625	1,577	JP Morgan Chase Commercial Mortgage
Commercial Mortgage Trust 2007-GG9			Securities Trust 2005-CIBC12
5.53%, 03/10/2039(k)	14,000	847	4.99%, 09/12/2037(k)	31	31
Credit Suisse Commercial Mortgage Trust			JP Morgan Chase Commercial Mortgage
Series 2007-C1			Securities Trust 2006-CIBC17
5.46%, 02/15/2040(k)	29,642	14,230	5.49%, 12/12/2043(k)	12,021	9,936
DBJPM 17-C6 Mortgage Trust			JP Morgan Chase Commercial Mortgage
1.04%, 06/10/2050(k),(m)	99,633	6,469	Securities Trust 2006-LDP9
3.24%, 06/10/2050(d),(k)	15,000	12,286	5.34%, 05/15/2047	1,000	1,003
DBUBS 2011-LC1 Mortgage Trust			JP Morgan Chase Commercial Mortgage
0.31%, 11/10/2046(d),(k),(m)	142,384	988	Securities Trust 2007-CIBC19
DBUBS 2011-LC2 Mortgage Trust			5.82%, 02/12/2049(k)	28,149	20,875
1.07%, 07/10/2044(d),(k),(m)	9,703	233	JP Morgan Chase Commercial Mortgage
Freddie Mac Multifamily Structured Pass			Securities Trust 2010-CNTR
Through Certificates			1.87%, 08/05/2032(d),(k),(m)	7,449	196
1.29%, 08/25/2020(k),(m)	23,911	507	JP Morgan Chase Commercial Mortgage
1.44%, 05/25/2040(k),(m)	35,000	691	Securities Trust 2011-C5
1.46%, 04/25/2041(k),(m)	86,714	2,149	4.00%, 08/15/2046(d),(k)	6,000	5,014
1.48%, 01/25/2043(k),(m)	79,054	6,472	5.41%, 08/15/2046(d),(k)	4,844	4,746
1.62%, 11/25/2042(k),(m)	83,688	3,914	JP Morgan Chase Commercial Mortgage
1.65%, 11/25/2040(k),(m)	16,936	1,011	Securities Trust 2012-C6
1.66%, 06/25/2041(k),(m)	20,000	1,335	2.97%, 05/15/2045(d),(k)	7,500	5,277
			JP Morgan Chase Commercial Mortgage
			Securities Trust 2012-C8
			2.75%, 10/15/2045(d),(k)	8,553	6,508

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage			ML-CFC Commercial Mortgage Trust 2007-
Securities Trust 2013-C16			5
3.74%, 12/15/2046(d),(k)	$10,000	$ 8,306	5.45%, 08/12/2048(k)		$4,649	$3,626
5.01%, 12/15/2046(d),(k)	5,000	4,899	ML-CFC Commercial Mortgage Trust 2007-
JP Morgan Chase Commercial Mortgage			9
Securities Trust 2013-LC11			6.10%, 09/12/2049(k)		20,954	16,262
1.28%, 04/15/2046(k),(m)	55,201	2,624	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2012-C5
Trust 2013-C12			4.69%, 08/15/2045(d),(k)		6,787	6,717
4.09%, 07/15/2045(k)	7,286	6,638	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2013-C8
Trust 2013-C15			4.06%, 12/15/2048(d),(k)		18,500	16,830
3.50%, 11/15/2045(d)	9,191	6,849	Morgan Stanley Bank of America Merrill
5.08%, 11/15/2045(d),(k)	23,750	23,581	Lynch Trust 2014-C14
JPMBB Commercial Mortgage Securities			4.82%, 02/15/2047(k)		6,750	6,696
Trust 2014-C18			4.82%, 02/15/2047(d),(k)		10,331	9,154
0.94%, 02/15/2047(k),(m)	52,050	1,936	Morgan Stanley Bank of America Merrill
4.81%, 02/15/2047(d),(k)	7,850	6,819	Lynch Trust 2014-C15
JPMBB Commercial Mortgage Securities			4.89%, 04/15/2047(d),(k)		8,786	8,472
Trust 2014-C19			4.89%, 04/15/2047(d),(k)		4,000	3,347
4.66%, 04/15/2047(d),(k)	1,359	1,196	Morgan Stanley Bank of America Merrill
4.66%, 04/15/2047(k)	15,096	15,132	Lynch Trust 2014-C16
JPMBB Commercial Mortgage Securities			4.25%, 06/15/2047(d),(k)		17,104	12,709
Trust 2014-C21			4.75%, 06/15/2047(d),(k)		12,500	11,036
1.03%, 08/15/2047(k),(m)	42,807	2,026	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2014-C18
Trust 2014-C23			4.49%, 10/15/2047(k)		4,408	4,241
0.79%, 09/15/2047(k),(m)	281,225	7,358	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2015-C20
Trust 2014-C24			1.35%, 02/15/2048(k),(m)		51,027	3,120
3.92%, 11/15/2047(d),(k)	20,500	17,738	1.39%, 02/15/2048(d),(k),(m)		41,500	3,148
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2014-C26			Lynch Trust 2015-C21
4.42%, 01/15/2048(k)	5,000	4,901	0.95%, 03/15/2048(k),(m)		33,322	1,528
JPMBB Commercial Mortgage Securities			Morgan Stanley Bank of America Merrill
Trust 2015-C28			Lynch Trust 2015-C26
0.50%, 10/15/2048(d),(k),(m)	54,005	1,462	3.06%, 10/15/2048(d)		2,185	1,745
1.15%, 10/15/2048(k),(m)	60,803	2,784	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2016-C29
Trust 2015-C29			1.63%, 05/15/2049(k),(m)		42,595	3,859
3.68%, 05/15/2048(k)	4,500	3,632	Morgan Stanley Bank of America Merrill
JPMBB Commercial Mortgage Securities			Lynch Trust 2016-C31
Trust 2015-C30			1.32%, 11/15/2049(d),(k),(m)		21,213	1,919
0.62%, 07/15/2048(k),(m)	80,280	2,303	Morgan Stanley Capital I Trust 2011-C3
JPMBB Commercial Mortgage Securities			0.79%, 07/15/2049(d),(k),(m)		23,209	377
Trust 2015-C31			Morgan Stanley Capital I Trust 2016-UB11
0.50%, 08/15/2048(d),(k),(m)	42,377	1,190	3.50%, 08/15/2049(d),(k)		2,000	1,673
JPMCC Commercial Mortgage Securities			Morgan Stanley Capital I Trust 2018-H3
Trust 2017-JP6			2.01%, 07/15/2051(d),(k),(m)		7,682	1,133
1.32%, 07/15/2050(k),(m)	23,850	1,674	3.00%, 07/15/2051(d)		1,536	1,248
JPMCC Commercial Mortgage Securities			UBS Commercial Mortgage Trust 2012-C1
Trust 2017-JP7			5.00%, 05/10/2045(d),(k)		8,000	6,862
4.41%, 09/15/2050(d),(k)	10,984	10,154	UBS-Barclays Commercial Mortgage Trust
LB Commercial Mortgage Trust 2007-C3			2012	-C2
6.09%, 07/15/2044(k)	988	1,004	1.33%, 05/10/2063(d),(k),(m)		26,613	1,122
6.09%, 07/15/2044(k)	12,738	11,449	UBS-Barclays Commercial Mortgage Trust
LB-UBS Commercial Mortgage Trust 2003-			2012	-C3
C8			5.00%, 08/10/2049(d),(k)		20,994	17,422
0.19%, 09/15/2037(d),(k),(m)	370	—	5.04%, 08/10/2049(d),(k)		25,827	24,892
LB-UBS Commercial Mortgage Trust 2005-			UBS-Barclays Commercial Mortgage Trust
C3			2012	-C4
4.95%, 07/15/2040(k)	87	87	4.48%, 12/10/2045(d),(k)		21,000	18,582
LB-UBS Commercial Mortgage Trust 2006-			4.48%, 12/10/2045(d),(k)		17,981	14,114
C7			UBS-Barclays Commercial Mortgage Trust
5.41%, 11/15/2038	12,506	9,510	2013	-C5
LB-UBS Commercial Mortgage Trust 2007-			4.08%, 03/10/2046(d),(k)		9,150	8,259
C6			4.08%, 03/10/2046(d),(k)		5,759	4,334
6.29%, 07/15/2040(k)	13,250	13,391	Wachovia Bank Commercial Mortgage Trust
6.29%, 07/15/2040(k)	8,841	8,932	Series 2006-C26
			6.03%, 06/15/2045(k)		6,918	5,323

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Wachovia Commercial Mortgage Securities				WFRBS Commercial Mortgage Trust 2014-
Inc Commercial Mortgage Pass Through				C24
Certificates Series 2003 C5				3.69%, 11/15/2047(d)		$11,047	$7,747
2.17%, 06/15/2035(d),(k),(m)		$261	$—				$1,155,461
Wells Fargo Commercial Mortgage Trust				Commercial Services - 0.43%
2010	-C1			Ahern Rentals Inc
0.57%, 11/15/2043(d),(k),(m)		13,501	161	7.38%, 05/15/2023(d)		3,195	3,131
Wells Fargo Commercial Mortgage Trust				Atento Luxco 1 SA
2014-L	C18			6.13%, 08/10/2022(d)		6,340	6,251
1.13%, 12/15/2047(k),(m)		80,831	4,087	ENA Norte Trust
3.96%, 12/15/2047(d),(k)		13,500	11,306	4.95%, 04/25/2028(d)		3,217	3,237
Wells Fargo Commercial Mortgage Trust				4.95%, 04/25/2028		418	420
2015	-C28			Europcar Mobility Group
4.13%, 05/15/2048(k)		10,000	8,541	4.13%, 11/15/2024	EUR	200	231
Wells Fargo Commercial Mortgage Trust				Garda World Security Corp
2015-NX	S1			8.75%, 05/15/2025(d)		$2,655	2,668
2.88%, 05/15/2048(d),(k)		7,116	4,826	Iron Mountain UK PLC
4.10%, 05/15/2048(k)		3,580	3,213	3.88%, 11/15/2025	GBP	600	749
Wells Fargo Commercial Mortgage Trust				Jaguar Holding Co II / Pharmaceutical Product
2015-NX	S2			Development LLC
4.25%, 07/15/2058(k)		9,153	7,562	6.38%, 08/01/2023(d)		$3,500	3,525
Wells Fargo Commercial Mortgage Trust				La Financiere Atalian SASU
2015-NX	S3			4.00%, 05/15/2024	EUR	200	226
1.16%, 09/15/2057(k),(m)		26,451	1,289	Loxam SAS
3.15%, 09/15/2057(d)		5,000	3,820	6.00%, 04/15/2025		500	621
Wells Fargo Commercial Mortgage Trust				Midas Intermediate Holdco II LLC / Midas
2016	-C34			Intermediate Holdco II Finance Inc
2.17%, 06/15/2049(k),(m)		35,779	3,965	7.88%, 10/01/2022(d)		$8,168	7,535
Wells Fargo Commercial Mortgage Trust				Nielsen Finance LLC / Nielsen Finance Co
2016	-C35			5.00%, 04/15/2022(d)		2,975	2,891
1.98%, 07/15/2048(k),(m)		39,143	4,511	ServiceMaster Co LLC/The
Wells Fargo Commercial Mortgage Trust				5.13%, 11/15/2024(d)		2,225	2,147
2016	-C36			Team Health Holdings Inc
4.19%, 11/15/2059(k)		4,000	3,825	6.38%, 02/01/2025(d)		15,685	13,686
Wells Fargo Commercial Mortgage Trust				TMS International Corp
2016-NX	S5			7.25%, 08/15/2025(d)		2,620	2,663
4.88%, 01/15/2059(k)		4,254	4,067	United Rentals North America Inc
Wells Fargo Commercial Mortgage Trust				5.88%, 09/15/2026		1,555	1,578
2017	-C38						$51,559
1.08%, 07/15/2050(k),(m)		79,434	5,603	Computers - 0.18%
Wells Fargo Commercial Mortgage Trust				Dell International LLC / EMC Corp
2017	-C40			7.13%, 06/15/2024(d)		4,425	4,757
4.33%, 10/15/2050(k)		10,000	9,635	West Corp
Wells Fargo Commercial Mortgage Trust				8.50%, 10/15/2025(d)		18,690	16,260
2017	-C42						$21,017
1.57%, 12/15/2050(d),(k),(m)		20,343	2,320
				Consumer Products - 0.03%
Wells Fargo Commercial Mortgage Trust				Prestige Brands Inc
2018	-C43			5.38%, 12/15/2021(d)		3,160	3,164
1.63%, 03/15/2051(d),(k),(m)		6,614	825
Wells Fargo Commercial Mortgage Trust				Cosmetics & Personal Care - 0.09%
2018	-C44			High Ridge Brands Co
1.84%, 05/15/2051(d),(k),(m)		8,022	1,135	8.88%, 03/15/2025(d)		24,332	11,193
3.00%, 05/15/2051(d)		5,000	3,979
4.21%, 05/15/2051		7,500	7,672	Distribution & Wholesale - 0.23%
Wells Fargo Commercial Mortgage Trust				American Builders & Contractors Supply Co
2018	-C45			Inc
2.03%, 06/15/2051(d),(k),(m)		2,647	385	5.88%, 05/15/2026(d)		875	872
3.00%, 06/15/2051(d)		1,250	1,008
				American Tire Distributors Inc
WFRBS Commercial Mortgage Trust 2011-				10.25%, 03/01/2022(d)		43,521	17,735
C5				KAR Auction Services Inc
0.12%, 11/15/2044(d),(k),(m)		121,416	508	5.13%, 06/01/2025(d)		3,000	2,910
WFRBS Commercial Mortgage Trust 2013-				LKQ Corp
C11				4.75%, 05/15/2023		5,700	5,693
4.27%, 03/15/2045(d),(k)		10,000	8,042
				Rexel SA
WFRBS Commercial Mortgage Trust 2014-				3.50%, 06/15/2023	EUR	300	364
C20							$27,574
3.99%, 05/15/2047(d)		10,000	7,963
				Diversified Financial Services - 0.68%
WFRBS Commercial Mortgage Trust 2014-				Ally Financial Inc
C22				5.75%, 11/20/2025		$3,565	3,694
3.90%, 09/15/2057(d),(k)		10,000	8,053
				American Express Co
				5.20%, 12/31/2049(i),(j)		1,000	1,014
				3 Month LIBOR + 3.43%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)				Electric (continued)
Avation Capital SA				Pampa Energia SA
6.50%, 05/15/2021(d)		$855	$860	7.38%, 07/21/2023(d)		$6,175	$6,010
Charles Schwab Corp/The				7.50%, 01/24/2027(d)		19,193	17,994
7.00%, 02/28/2049(i),(j)		4,198	4,607	Perusahaan Listrik Negara PT
3 Month LIBOR + 4.82%				5.45%, 05/21/2028(d)		4,100	4,261
Credit Acceptance Corp				RWE AG
7.38%, 03/15/2023		2,994	3,144	2.75%, 04/21/2075(j)	EUR	800	958
E*TRADE Financial Corp				EUR Swap Annual 5YR + 2.64%
5.30%, 12/31/2049(i),(j)		3,655	3,596	3.50%, 04/21/2075(j)		500	590
3 Month LIBOR + 3.16%				EUR Swap Annual 5YR + 3.25%
Ladder Capital Finance Holdings LLLP /				Vistra Energy Corp
Ladder Capital Finance Corp				7.38%, 11/01/2022		$1,055	1,101
5.25%, 10/01/2025(d)		6,800	6,358	8.13%, 01/30/2026(d)		345	379
Lincoln Finance Ltd							$116,277
7.38%, 04/15/2021(d)		4,550	4,699	Electrical Components & Equipment - 0.03%
Lions Gate Capital Holdings LLC				Belden Inc
5.88%, 11/01/2024(d)		1,315	1,345	2.88%, 09/15/2025	EUR	500	574
LoanCore Capital Markets LLC / JLC Finance				Energizer Gamma Acquisition BV
Corp				4.63%, 07/15/2026(d)		1,250	1,492
6.88%, 06/01/2020(d)		2,275	2,309	Energizer Gamma Acquisition Inc
National Rural Utilities Cooperative Finance				6.38%, 07/15/2026(d)		$610	627
Corp				Energizer Holdings Inc
5.25%, 04/20/2046(j)		2,200	2,247	5.50%, 06/15/2025(d)		505	497
3 Month LIBOR + 3.63%							$3,190
Navient Corp				Energy - Alternate Sources - 0.07%
6.13%, 03/25/2024		795	783	Rio Energy SA / UGEN SA / UENSA SA
6.75%, 06/15/2026		2,635	2,595	6.88%, 02/01/2025(d)		9,566	7,911
NFP Corp
6.88%, 07/15/2025(d)		26,445	25,717	Engineering & Construction - 0.19%
Oxford Finance LLC / Oxford Finance Co-				Aeropuertos Dominicanos Siglo XXI SA
Issuer II Inc				6.75%, 03/30/2029(d)		4,055	4,238
6.38%, 12/15/2022(d)		5,075	5,151	Indo Energy Finance II BV
Springleaf Finance Corp				6.38%, 01/24/2023		4,146	4,086
6.88%, 03/15/2025		3,125	3,172	MasTec Inc
7.13%, 03/15/2026		240	244	4.88%, 03/15/2023		1,220	1,186
Swiss Insured Brazil Power Finance Sarl				Mexico City Airport Trust
9.85%, 07/16/2032(d)	BRL	25,030	6,452	5.50%, 07/31/2047(d)		11,405	10,233
Vantiv LLC / Vantiv Issuer Corp				Tutor Perini Corp
3.88%, 11/15/2025	GBP	600	756	6.88%, 05/01/2025(d)		2,410	2,392
4.38%, 11/15/2025(d)		$1,820	1,722
							$22,135
			$80,465	Entertainment - 0.34%
Electric - 0.98%				AMC Entertainment Holdings Inc
1MDB Energy Ltd				5.88%, 11/15/2026		7,095	6,918
5.99%, 05/11/2022		5,600	5,656	6.13%, 05/15/2027		280	272
Acwa Power Management And Investments				6.38%, 11/15/2024	GBP	300	399
One Ltd				Boyne USA Inc
5.95%, 12/15/2039(d)		8,365	8,384	7.25%, 05/01/2025(d)		$2,100	2,195
Calpine Corp				Caesars Resort Collection LLC / CRC Finco
5.75%, 01/15/2025		22,100	20,332	Inc
Cemig Geracao e Transmissao SA				5.25%, 10/15/2025(d)		10,940	10,530
9.25%, 12/05/2024(d)		4,325	4,508	CCM Merger Inc
Cometa Energia SA de CV				6.00%, 03/15/2022(d)		2,930	2,981
6.38%, 04/24/2035(d)		15,741	15,485	Cinemark USA Inc
Emera Inc				4.88%, 06/01/2023		3,100	3,054
6.75%, 06/15/2076(j)		4,400	4,620	Eldorado Resorts Inc
3 Month LIBOR + 5.44%				7.00%, 08/01/2023		1,345	1,413
Empresas Publicas de Medellin ESP				Enterprise Development Authority/The
7.63%, 07/29/2019(d)		3,378	3,500	12.00%, 07/15/2024(d)		2,120	2,056
Enel SpA				International Game Technology PLC
8.75%, 09/24/2073(d),(j)		2,500	2,763	4.75%, 02/15/2023	EUR	500	634
USSW5 Index Spread + 5.88%				6.50%, 02/15/2025(d)		$1,740	1,838
Eskom Holdings SOC Ltd				Scientific Games International Inc
5.75%, 01/26/2021(d)		8,835	8,714	3.38%, 02/15/2026	EUR	1,500	1,684
Gas Natural Fenosa Finance BV				6.63%, 05/15/2021		$1,525	1,542
3.38%, 12/31/2049(i),(j)	EUR	300	352	Sisal Group SpA
EUR Swap Annual 9YR + 3.08%				7.00%, 07/31/2023	EUR	300	358
Minejesa Capital BV				Stars Group Holdings BV / Stars Group US
4.63%, 08/10/2030(d)		$7,830	7,347	Co-Borrower LLC
NRG Energy Inc				7.00%, 07/15/2026(d)		$2,320	2,389
7.25%, 05/15/2026		3,120	3,323	WMG Acquisition Corp
				4.13%, 11/01/2024	EUR	700	847

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Entertainment (continued)				Hand & Machine Tools (continued)
WMG Acquisition Corp (continued)				Stanley Black & Decker Inc
5.50%, 04/15/2026(d)		$1,255	$1,242	5.75%, 12/15/2053(j)		$450	$452
			$40,352	3 Month LIBOR + 4.30%
Environmental Control - 0.03%							$22,074
GFL Environmental Inc				Healthcare - Products - 0.33%
5.38%, 03/01/2023(d)		200	186	Avantor Inc
5.63%, 05/01/2022(d)		200	190	4.75%, 10/01/2024	EUR	200	236
Waste Pro USA Inc				9.00%, 10/01/2025(d)		$30,700	31,161
5.50%, 02/15/2026(d)		3,850	3,677	DJO Finance LLC / DJO Finance Corp
			$4,053	8.13%, 06/15/2021(d)		1,870	1,921
Food - 0.85%				Kinetic Concepts Inc / KCI USA Inc
Boparan Finance PLC				7.88%, 02/15/2021(d)		1,085	1,110
5.50%, 07/15/2021	GBP	200	239	Universal Hospital Services Inc
Casino Guichard Perrachon SA				7.63%, 08/15/2020		5,275	5,283
4.50%, 03/07/2024	EUR	400	472				$39,711
Cosan Ltd				Healthcare - Services - 1.77%
5.95%, 09/20/2024(d)		$11,966	11,742	Acadia Healthcare Co Inc
ESAL GmbH				5.63%, 02/15/2023		2,400	2,418
6.25%, 02/05/2023(d)		5,795	5,607	AHP Health Partners Inc
Grupo Bimbo SAB de CV				9.75%, 07/15/2026(d)		1,420	1,440
5.95%, 12/31/2049(d),(i),(j)		5,955	6,044	Catalent Pharma Solutions Inc
U.S. Treasury 5-Year Note + 3.28%				4.75%, 12/15/2024	EUR	200	246
Ingles Markets Inc				Centene Corp
5.75%, 06/15/2023		2,355	2,361	5.38%, 06/01/2026(d)		$785	804
JBS Investments GmbH				5.63%, 02/15/2021		900	920
7.75%, 10/28/2020(d)		13,815	14,162	6.13%, 02/15/2024		1,880	1,979
JBS USA LUX SA / JBS USA Finance Inc				DaVita Inc
7.25%, 06/01/2021(d)		655	659	5.13%, 07/15/2024		5,750	5,595
7.25%, 06/01/2021(d)		1,660	1,670	Eagle Holding Co II LLC
KeHE Distributors LLC / KeHE Finance				7.63%, PIK 8.38%, 05/15/2022(d),(k),(l)		8,500	8,582
Corp				Encompass Health Corp
7.63%, 08/15/2021(d)		4,895	4,742	5.13%, 03/15/2023		229	228
MARB BondCo PLC				5.75%, 11/01/2024		3,300	3,348
6.88%, 01/19/2025(d)		14,602	14,091	HCA Inc
Marfrig Holdings Europe BV				4.50%, 02/15/2027		3,870	3,764
8.00%, 06/08/2023(d)		4,771	4,878	5.88%, 05/01/2023		10,925	11,430
Minerva Luxembourg SA				5.88%, 02/15/2026		2,750	2,843
5.88%, 01/19/2028(d)		9,395	8,268	MPH Acquisition Holdings LLC
6.50%, 09/20/2026(d)		8,464	7,882	7.13%, 06/01/2024(d)		3,435	3,555
Post Holdings Inc				One Call Corp
5.00%, 08/15/2026(d)		6,400	6,032	7.50%, 07/01/2024(d)		33,182	32,850
5.50%, 03/01/2025(d)		3,400	3,349	10.00%, 10/01/2024(d)		23,838	20,739
Sigma Holdco BV				Polaris Intermediate Corp
7.88%, 05/15/2026(d)		1,925	1,771	8.50%, PIK 9.25%, 12/01/2022(d),(k),(l)		40,317	41,678
Tesco PLC				RegionalCare Hospital Partners Holdings Inc
6.13%, 02/24/2022	GBP	1,900	2,818	8.25%, 05/01/2023(d)		27,665	29,325
US Foods Inc				Surgery Center Holdings Inc
5.88%, 06/15/2024(d)		$4,060	4,040	6.75%, 07/01/2025(d)		21,328	20,128
			$100,827	8.88%, 04/15/2021(d)		3,830	3,935
Food Service - 0.00%				Synlab Bondco PLC
Aramark International Finance Sarl				6.25%, 07/01/2022	EUR	500	603
3.13%, 04/01/2025	EUR	400	484	Tenet Healthcare Corp
				4.63%, 07/15/2024		$4,865	4,713
Forest Products & Paper - 0.05%				5.13%, 05/01/2025		4,150	4,025
Smurfit Kappa Acquisitions ULC				8.13%, 04/01/2022		1,320	1,406
2.75%, 02/01/2025		400	484	WellCare Health Plans Inc
Suzano Austria GmbH				5.25%, 04/01/2025		3,590	3,612
7.00%, 03/16/2047(d)		$4,560	4,868				$210,166
WEPA Hygieneprodukte GmbH				Holding Companies - Diversified - 0.22%
3.75%, 05/15/2024	EUR	550	630	ProGroup AG
			$5,982	3.00%, 03/31/2026	EUR	1,100	1,261
Gas - 0.03%				Spectrum Brands Holdings Inc
NGL Energy Partners LP / NGL Energy				7.75%, 01/15/2022		$11,434	11,791
Finance Corp				Trident Merger Sub Inc
7.50%, 11/01/2023		$3,550	3,621	6.63%, 11/01/2025(d)		14,209	13,356
							$26,408
Hand & Machine Tools - 0.19%				Home Builders - 0.09%
Apex Tool Group LLC / BC Mountain				Century Communities Inc
Finance Inc				5.88%, 07/15/2025		4,180	3,940
9.00%, 02/15/2023(d)		22,820	21,622	Lennar Corp
				4.50%, 04/30/2024		1,790	1,736

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Home Builders (continued)				Internet (continued)
LGI Homes Inc				Zayo Group LLC / Zayo Capital Inc
6.88%, 07/15/2026(d)		$1,180	$1,180	6.00%, 04/01/2023		$9,975	$10,237
Taylor Morrison Communities Inc / Taylor				6.38%, 05/15/2025		1,255	1,299
Morrison Holdings II Inc							$16,506
5.63%, 03/01/2024(d)		1,755	1,707	Iron & Steel - 1.25%
Williams Scotsman International Inc				AK Steel Corp
7.88%, 12/15/2022(d)		1,785	1,861	6.38%, 10/15/2025		1,170	1,079
			$10,424	7.00%, 03/15/2027		500	474
Insurance - 1.91%				7.50%, 07/15/2023		845	872
Acrisure LLC / Acrisure Finance Inc				ArcelorMittal
7.00%, 11/15/2025(d)		12,800	11,584	7.00%, 10/15/2039		2,440	2,751
AG Insurance SA				Baffinland Iron Mines Corp / Baffinland Iron
6.75%, 03/29/2049(i),(j)		3,000	3,037	Mines LP
USSW6 Index Spread + 5.43%				8.75%, 07/15/2026(d)		18,050	18,050
AIG Life Holdings Inc				Big River Steel LLC / BRS Finance Corp
8.50%, 07/01/2030		5,400	6,642	7.25%, 09/01/2025(d)		9,340	9,714
Alliant Holdings Intermediate LLC / Alliant				Cleveland-Cliffs Inc
Holdings Co-Issuer				4.88%, 01/15/2024(d)		925	904
8.25%, 08/01/2023(d)		44,877	46,560	CSN Resources SA
Allstate Corp/The				6.50%, 07/21/2020(d)		4,195	4,039
5.75%, 08/15/2053(j)		100	103	6.50%, 07/21/2020		13,798	13,285
3 Month LIBOR + 2.94%				GTL Trade Finance Inc
American International Group Inc				7.25%, 04/16/2044(d)		5,875	6,139
8.18%, 05/15/2068(j)		1,500	1,901	Material Sciences Corp
3 Month LIBOR + 4.20%				10.59%, 01/09/2024(c),(e),(f)		22,010	22,010
AssuredPartners Inc				Metinvest BV
7.00%, 08/15/2025(d)		40,948	39,515	7.75%, 04/23/2023(d)		15,435	14,932
Catlin Insurance Co Ltd				Samarco Mineracao SA
5.32%, 07/29/2049(d),(i)		8,670	8,583	0.00%, 11/01/2022(a),(d)		2,600	1,937
3 Month LIBOR + 5.95%				0.00%, 10/24/2023(a),(d)		2,905	2,150
Fidelity & Guaranty Life Holdings Inc				Specialty Steel
5.50%, 05/01/2025(d)		7,425	7,193	12.52%, 11/15/2022(e),(f)		41,564	41,564
Great-West Life & Annuity Insurance Capital				thyssenkrupp AG
LP				1.38%, 03/03/2022	EUR	700	825
6.63%, 11/15/2034(d)		2,400	2,803	Vale Overseas Ltd
Hartford Financial Services Group Inc/The				6.88%, 11/10/2039		$6,420	7,560
4.47%, 02/12/2067(d)		3,000	2,820				$148,285
3 Month LIBOR + 2.13%				Leisure Products & Services - 0.04%
HUB International Ltd				Constellation Merger Sub Inc
7.00%, 05/01/2026(d)		26,745	26,845	8.50%, 09/15/2025(d)		1,465	1,384
Legal & General Group PLC				Silversea Cruise Finance Ltd
5.25%, 03/21/2047(j)		3,000	2,883	7.25%, 02/01/2025(d)		2,980	3,226
USSW5 Index Spread + 3.69%							$4,610
Liberty Mutual Group Inc				Lodging - 0.31%
7.80%, 03/07/2087(d)		9,861	11,636	Boyd Gaming Corp
Liberty Mutual Insurance Co				6.00%, 08/15/2026(d)		4,825	4,849
7.70%, 10/15/2097(d)		946	1,266	6.88%, 05/15/2023		950	999
Lincoln National Corp				Jack Ohio Finance LLC / Jack Ohio Finance 1
4.39%, 04/20/2067		5,584	5,151	Corp
3 Month LIBOR + 2.04%				6.75%, 11/15/2021(d)		2,980	3,077
MetLife Inc				10.25%, 11/15/2022(d)		15,230	16,505
9.25%, 04/08/2068(d)		11,000	14,960	MGM Resorts International
10.75%, 08/01/2069		900	1,383	5.75%, 06/15/2025		3,500	3,529
Provident Financing Trust I				Station Casinos LLC
7.41%, 03/15/2038		4,000	4,400	5.00%, 10/01/2025(d)		6,175	5,882
Prudential Financial Inc				Wynn Las Vegas LLC / Wynn Las Vegas
5.88%, 09/15/2042(j)		1,000	1,065	Capital Corp
3 Month LIBOR + 4.18%				5.25%, 05/15/2027(d)		2,560	2,407
USIS Merger Sub Inc							$37,248
6.88%, 05/01/2025(d)		11,155	11,016
				Machinery - Construction & Mining - 0.03%
Voya Financial Inc				BlueLine Rental Finance Corp / BlueLine
5.65%, 05/15/2053		13,220	13,332	Rental LLC
3 Month LIBOR + 7.16%				9.25%, 03/15/2024(d)		3,030	3,200
XLIT Ltd
4.80%, 12/31/2049(i)		3,230	3,181
				Machinery - Diversified - 0.31%
3 Month LIBOR + 4.92%				Cloud Crane LLC
			$227,859	10.13%, 08/01/2024(d)		3,860	4,169
Internet - 0.14%				JPW Industries Holding Corp
Netflix Inc				9.00%, 10/01/2024(d)		17,080	17,400
3.63%, 05/15/2027	EUR	400	460	Mueller Water Products Inc
4.38%, 11/15/2026		$1,885	1,767	5.50%, 06/15/2026(d)		1,410	1,422
5.50%, 02/15/2022		2,660	2,743

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Machinery - Diversified (continued)				Media (continued)
Platin 1426 GmbH				Ziggo BV
5.38%, 06/15/2023		$400	$446	5.50%, 01/15/2027(d)		$7,165	$6,825
Titan Acquisition Ltd / Titan Co-Borrower							$157,774
LLC				Metal Fabrication & Hardware - 0.26%
7.75%, 04/15/2026(d)		15,320	13,707	Optimas OE Solutions Holding LLC / Optimas
			$37,144	OE Solutions Inc
Media - 1.33%				8.63%, 06/01/2021(d)		29,884	30,556
Altice Financing SA
6.63%, 02/15/2023(d)		4,390	4,439	Mining - 0.72%
Altice Finco SA				Century Aluminum Co
4.75%, 01/15/2028	EUR	1,700	1,726	7.50%, 06/01/2021(d)		8,102	8,203
Altice France SA/France				Constellium NV
5.63%, 05/15/2024		3,500	4,244	5.88%, 02/15/2026(d)		2,890	2,847
6.00%, 05/15/2022(d)		$3,060	3,154	First Quantum Minerals Ltd
7.38%, 05/01/2026(d)		2,550	2,521	6.88%, 03/01/2026(d)		4,250	4,138
8.13%, 02/01/2027(d)		1,350	1,379	7.25%, 05/15/2022(d)		646	649
Altice Luxembourg SA				7.50%, 04/01/2025(d)		5,445	5,479
6.25%, 02/15/2025	EUR	600	681	FMG Resources August 2006 Pty Ltd
7.63%, 02/15/2025(d)		$7,755	7,193	5.13%, 03/15/2023(d)		1,470	1,430
7.75%, 05/15/2022(d)		2,550	2,537	Freeport-McMoRan Inc
AMC Networks Inc				5.45%, 03/15/2043		2,963	2,631
4.75%, 08/01/2025		2,745	2,635	6.88%, 02/15/2023		1,560	1,669
5.00%, 04/01/2024		6,565	6,475	IAMGOLD Corp
CCO Holdings LLC / CCO Holdings Capital				7.00%, 04/15/2025(d)		1,982	2,024
Corp				Northwest Acquisitions ULC / Dominion
5.13%, 05/01/2023(d)		6,450	6,434	Finco Inc
5.13%, 05/01/2027(d)		5,065	4,836	7.13%, 11/01/2022(d)		10,470	10,444
5.50%, 05/01/2026(d)		3,680	3,616	Nyrstar Netherlands Holdings BV
CSC Holdings LLC				6.88%, 03/15/2024	EUR	1,000	936
5.25%, 06/01/2024		7,995	7,695	Real Alloy Holding Inc
5.38%, 02/01/2028(d)		1,500	1,413	0.00%, 01/15/2019(a),(d),(e),(f)		$9,569	—
DISH DBS Corp				12.31%, 11/30/2023(c),(e),(f)		20,356	20,356
5.88%, 11/15/2024		4,105	3,407	Taseko Mines Ltd
7.75%, 07/01/2026		4,700	4,107	8.75%, 06/15/2022(d)		2,150	2,182
Meredith Corp				Teck Resources Ltd
6.88%, 02/01/2026(d)		4,645	4,680	6.25%, 07/15/2041		3,970	4,139
Midcontinent Communications / Midcontinent				Vale Canada Ltd
Finance Corp				7.20%, 09/15/2032		2,575	2,816
6.88%, 08/15/2023(d)		1,700	1,789	Vedanta Resources PLC
Radiate Holdco LLC / Radiate Finance Inc				6.13%, 08/09/2024(d)		16,714	15,545
6.63%, 02/15/2025(d)		1,090	1,019	7.13%, 05/31/2023(d)		99	98
6.88%, 02/15/2023(d)		675	653				$85,586
Sirius XM Radio Inc				Miscellaneous Manufacturers - 0.00%
4.63%, 05/15/2023(d)		2,875	2,832	Colfax Corp
6.00%, 07/15/2024(d)		5,050	5,220	3.25%, 05/15/2025	EUR	200	237
SportsNet New York
10.25%, 01/15/2025(c),(e),(f)		20,090	20,090	Mortgage Backed Securities - 0.99%
Telenet Finance VI Luxembourg SCA				Fannie Mae Connecticut Avenue Securities
4.88%, 07/15/2027	EUR	630	782	3.51%, 01/25/2029		$2,413	2,431
Townsquare Media Inc				1.00 x 1 Month LIBOR + 1.45%
6.50%, 04/01/2023(d)		$9,252	8,489	4.21%, 10/25/2030		3,000	3,005
Unitymedia Hessen GmbH & Co KG /				1.00 x 1 Month LIBOR + 2.15%
Unitymedia NRW GmbH				4.31%, 07/25/2030		5,000	5,071
6.25%, 01/15/2029	EUR	630	829	1.00 x 1 Month LIBOR + 2.25%
UPC Holding BV				Fannie Mae REMICS
3.88%, 06/15/2029		2,500	2,775	3.99%, 07/25/2042(m)		19,420	3,284
5.50%, 01/15/2028(d)		$4,250	3,899	(1.00) x 1 Month LIBOR + 6.05%
Urban One Inc				3.99%, 03/25/2047(m)		7,067	1,253
9.25%, 02/15/2020(d)		13,980	13,666	(1.00) x 1 Month LIBOR + 6.05%
Virgin Media Finance PLC				4.02%, 03/25/2047(m),(o)		18,522	4,091
5.75%, 01/15/2025(d)		400	375	(1.00) x 1 Month LIBOR + 6.08%
6.00%, 10/15/2024(d)		5,275	5,156	4.09%, 07/25/2047(m)		18,394	3,525
6.38%, 10/15/2024	GBP	600	816	(1.00) x 1 Month LIBOR + 6.15%
Virgin Media Secured Finance PLC				4.50%, 02/25/2043(m)		2,300	427
5.00%, 04/15/2027		1,800	2,312	Freddie Mac Structured Agency Credit Risk
Ziggo Bond Co BV				Debt Notes
7.13%, 05/15/2024	EUR	300	375	4.71%, 03/25/2028		1,687	1,717
Ziggo Bond Finance BV				1.00 x 1 Month LIBOR + 2.65%
4.63%, 01/15/2025		2,000	2,324	4.91%, 04/25/2028		3,187	3,302
5.88%, 01/15/2025(d)		$2,180	2,038	1.00 x 1 Month LIBOR + 2.85%
6.00%, 01/15/2027(d)		2,555	2,338

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Ginnie Mae			Ginnie Mae (continued)
2.96%, 09/16/2043(m)	$26,266	$2,214	4.80%, 04/20/2041(m)	$1,760	$327
(1.00) x 1 Month LIBOR + 5.05%			(1.10) x 1 Month LIBOR + 7.10%
3.50%, 06/20/2041(m)	21,259	3,109			$117,793
3.50%, 05/20/2046(m)	9,313	1,617	Oil & Gas - 3.69%
3.51%, 04/20/2045(m)	17,750	2,256	Ascent Resources Utica Holdings LLC / ARU
(1.00) x 1 Month LIBOR + 5.60%			Finance Corp
3.93%, 12/20/2040(m)	3,166	485	10.00%, 04/01/2022(d)	3,005	3,321
(1.00) x 1 Month LIBOR + 6.02%			Callon Petroleum Co
4.00%, 07/16/2044(m)	19,587	3,596	6.13%, 10/01/2024	2,876	2,919
4.00%, 03/20/2045(m)	8,157	1,412	Chesapeake Energy Corp
4.00%, 04/20/2045(m)	14,075	3,067	8.00%, 01/15/2025	2,120	2,173
4.01%, 07/20/2042(m)	12,809	1,994	Cosan Luxembourg SA
(1.00) x 1 Month LIBOR + 6.10%			7.00%, 01/20/2027(d)	5,536	5,702
4.01%, 06/20/2046(m)	23,882	4,029	CrownRock LP / CrownRock Finance Inc
(1.00) x 1 Month LIBOR + 6.10%			5.63%, 10/15/2025(d)	1,255	1,211
4.01%, 06/20/2046(m)	13,827	2,405	Energy Ventures Gom LLC / EnVen Finance
(1.00) x 1 Month LIBOR + 6.10%			Corp
4.01%, 09/20/2046(m)	17,647	3,435	11.00%, 02/15/2023(d)	9,640	10,363
(1.00) x 1 Month LIBOR + 6.10%			EP Energy LLC / Everest Acquisition Finance
4.01%, 11/20/2046(m)	17,561	3,192	Inc
(1.00) x 1 Month LIBOR + 6.10%			7.75%, 05/15/2026(d)	430	439
4.01%, 01/20/2047(m)	16,339	2,738	8.00%, 11/29/2024(d)	1,490	1,505
(1.00) x 1 Month LIBOR + 6.10%			EP PetroEcuador via Noble Sovereign
4.03%, 07/16/2042(m)	17,790	3,103	Funding I Ltd
(1.00) x 1 Month LIBOR + 6.10%			7.97%, 09/24/2019	3,669	3,642
4.06%, 08/20/2044(m)	15,888	2,833	3 Month LIBOR + 5.63%
(1.00) x 1 Month LIBOR + 6.15%			Extraction Oil & Gas Inc
4.06%, 04/20/2047(m)	13,773	2,650	5.63%, 02/01/2026(d)	5,725	5,553
(1.00) x 1 Month LIBOR + 6.15%			7.38%, 05/15/2024(d)	2,445	2,567
4.11%, 09/20/2041(m)	6,207	804	Frontera Energy Corp
(1.00) x 1 Month LIBOR + 6.20%			9.70%, 06/25/2023(d)	6,175	6,437
4.11%, 08/20/2042(m)	15,573	2,244	Geopark Ltd
(1.00) x 1 Month LIBOR + 6.20%			6.50%, 09/21/2024(d)	11,093	10,931
4.11%, 11/20/2045(m)	13,182	2,097	Gran Tierra Energy International Holdings
(1.00) x 1 Month LIBOR + 6.20%			Ltd
4.11%, 07/20/2047(m)	18,485	3,421	6.25%, 02/15/2025(d)	4,166	4,020
(1.00) x 1 Month LIBOR + 6.20%			Gulfport Energy Corp
4.11%, 08/20/2047(m)	14,816	2,804	6.00%, 10/15/2024	6,716	6,481
(1.00) x 1 Month LIBOR + 6.20%			6.38%, 05/15/2025	1,250	1,213
4.11%, 08/20/2047(m)	3,599	698	Hess Infrastructure Partners LP / Hess
(1.00) x 1 Month LIBOR + 6.20%			Infrastructure Partners Finance Corp
4.11%, 08/20/2047(m)	14,468	2,947	5.63%, 02/15/2026(d)	4,885	4,910
(1.00) x 1 Month LIBOR + 6.20%			Hunt Oil Co of Peru LLC Sucursal Del Peru
4.11%, 08/20/2047(m)	19,129	3,698	6.38%, 06/01/2028(d)	4,685	4,884
(1.00) x 1 Month LIBOR + 6.20%			Jagged Peak Energy LLC
4.11%, 09/20/2047(m)	9,559	1,678	5.88%, 05/01/2026(d)	1,230	1,208
(1.00) x 1 Month LIBOR + 6.20%			KazMunayGas National Co JSC
4.11%, 11/20/2047(m)	6,741	1,241	5.38%, 04/24/2030(d)	3,845	3,932
(1.00) x 1 Month LIBOR + 6.20%			6.38%, 10/24/2048(d)	10,350	10,820
4.16%, 06/20/2044(m)	18,952	2,354	Medco Platinum Road Pte Ltd
(1.00) x 1 Month LIBOR + 6.25%			6.75%, 01/30/2025(d)	3,500	3,285
4.16%, 10/20/2045(m)	15,774	2,553	MEG Energy Corp
(1.00) x 1 Month LIBOR + 6.25%			6.38%, 01/30/2023(d)	5,900	5,325
4.16%, 11/20/2045(m)	9,733	1,386	6.50%, 01/15/2025(d)	2,525	2,484
(1.00) x 1 Month LIBOR + 6.25%			7.00%, 03/31/2024(d)	26,797	24,218
4.16%, 10/20/2047(m)	5,803	1,131	Nostrum Oil & Gas Finance BV
(1.00) x 1 Month LIBOR + 6.25%			7.00%, 02/16/2025(d)	4,421	3,893
4.18%, 08/16/2045(m)	5,629	955	Oasis Petroleum Inc
(1.00) x 1 Month LIBOR + 6.25%			6.25%, 05/01/2026(d)	670	673
4.21%, 05/20/2045(m)	13,728	2,222	6.88%, 01/15/2023	2,430	2,485
(1.00) x 1 Month LIBOR + 6.30%			Odebrecht Drilling Norbe VIII/IX Ltd
4.50%, 04/20/2045(m)	9,088	1,774	6.35%, 12/01/2021	4,592	4,494
4.50%, 04/20/2045(m)	12,679	2,697	PDC Energy Inc
4.56%, 02/20/2042(m)	9,415	1,801	5.75%, 05/15/2026	825	816
(1.00) x 1 Month LIBOR + 6.65%			Pertamina Persero PT
4.63%, 05/16/2041(m)	13,731	2,026	6.00%, 05/03/2042(d)	4,845	5,024
(1.00) x 1 Month LIBOR + 6.70%			Petroamazonas EP
4.66%, 11/20/2045(m)	11,824	2,132	4.63%, 02/16/2020(d)	13,176	12,814
(1.00) x 1 Month LIBOR + 6.75%			4.63%, 11/06/2020(d)	19,151	17,887
4.66%, 12/20/2045(m)	15,606	2,562	Petrobras Global Finance BV
(1.00) x 1 Month LIBOR + 6.75%			5.30%, 01/27/2025(d)	3,070	2,934

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)					Oil & Gas Services (continued)
Petrobras Global Finance BV	(continued)				USA Compression Partners LP / USA
5.75%, 02/01/2029			$18,861	$17,305	Compression Finance Corp
6.00%, 01/27/2028(d)			5,385	5,095	6.88%, 04/01/2026(d)		$1,180	$1,214
6.88%, 01/20/2040			2,028	1,947	Weatherford International Ltd
7.38%, 01/17/2027			9,465	9,844	9.88%, 02/15/2024		1,630	1,655
Petroleos de Venezuela SA								$6,350
0.00%, 10/27/2020(a)			5,385	4,809	Other Asset Backed Securities - 0.08%
0.00%, 11/17/2021(a)			17,250	4,183	Dell Equipment Finance Trust 2017-2
0.00%, 05/16/2024(a)			51,030	11,099	2.38%, 02/24/2020(d)		4,766	4,768
0.00%, 11/15/2026(a)			10,609	2,307	1.00 x 1 Month LIBOR + 0.30%
0.00%, 11/15/2026(a)			10,140	2,205	Dell Equipment Finance Trust 2018-1
0.00%, 05/17/2035(a)			13,536	3,324	2.36%, 10/22/2020(d)		5,000	5,000
0.00%, 04/12/2037(a)			9,785	2,275	1.00 x 1 Month LIBOR + 0.30%
Petroleos Mexicanos								$9,768
4.25%, 01/15/2025			2,719	2,535	Packaging & Containers - 0.37%
5.35%, 02/12/2028(d)			20,776	19,411	ARD Securities Finance SARL
5.50%, 01/21/2021			5,855	6,031	8.75%, PIK 8.75%, 01/31/2023(d),(k),(l)		365	365
5.63%, 01/23/2046			5,635	4,635	Ardagh Packaging Finance PLC / Ardagh
6.35%, 02/12/2048(d)			5,255	4,670	Holdings USA Inc
6.38%, 01/23/2045			1,547	1,391	4.75%, 07/15/2027	GBP	600	762
6.50%, 03/13/2027			41,694	42,319	6.00%, 02/15/2025(d)		$3,465	3,383
6.75%, 09/21/2047			4,827	4,471	6.75%, 05/15/2024	EUR	500	632
7.19%, 09/12/2024		MXN	420,000	19,838	Ball Corp
7.47%, 11/12/2026			300,000	13,894	4.38%, 12/15/2023		800	1,057
9.50%, 09/15/2027			$1,204	1,482	BWAY Holding Co
Repsol International Finance BV					5.50%, 04/15/2024(d)		$95	93
4.50%, 03/25/2075(j)		EUR	300	378	7.25%, 04/15/2025(d)		2,800	2,728
EUR Swap Annual 10YR + 4.20%					Crown Americas LLC / Crown Americas
Resolute Energy Corp					Capital Corp VI
8.50%, 05/01/2020			$4,150	4,158	4.75%, 02/01/2026(d)		825	775
Sanchez Energy Corp					Crown Cork & Seal Co Inc
7.25%, 02/15/2023(d)			500	492	7.38%, 12/15/2026		4,345	4,693
SandRidge Energy Inc					Crown European Holdings SA
0.00%, 03/15/2021(a),(e),(f)			3,450	—	3.38%, 05/15/2025	EUR	300	361
SEPLAT Petroleum Development Co Plc					Flex Acquisition Co Inc
9.25%, 04/01/2023(d)			5,705	5,676	6.88%, 01/15/2025(d)		$2,700	2,626
Seven Generations Energy Ltd					OI European Group BV
5.38%, 09/30/2025(d)			1,365	1,310	3.13%, 11/15/2024	EUR	600	716
Southwestern Energy Co					Reynolds Group Issuer Inc / Reynolds Group
7.75%, 10/01/2027			880	920	Issuer LLC / Reynolds Group Issuer
SRC Energy Inc					(Luxembourg) S.A.
6.25%, 12/01/2025			2,975	2,990	5.13%, 07/15/2023(d)		$5,540	5,509
Sunoco LP / Sunoco Finance Corp					SIG Combibloc Holdings SCA
4.88%, 01/15/2023(d)			4,020	3,950	7.75%, 02/15/2023	EUR	800	973
5.50%, 02/15/2026(d)			4,145	3,943	Silgan Holdings Inc
Tecpetrol SA					3.25%, 03/15/2025		600	717
4.88%, 12/12/2022(d)			7,130	6,667	Verallia Packaging SASU
Tullow Oil PLC					5.13%, 08/01/2022		3,400	4,078
7.00%, 03/01/2025(d)			5,820	5,667	W/S Packaging Holdings Inc
Ultra Resources Inc					9.00%, 04/15/2023(d)		$14,920	15,218
6.88%, 04/15/2022(d)			1,255	813				$44,686
Unit Corp					Pharmaceuticals - 0.16%
6.63%, 05/15/2021			2,425	2,395	Bausch Health Cos Inc
Whiting Petroleum Corp					4.50%, 05/15/2023	EUR	500	565
5.75%, 03/15/2021			2,385	2,433	5.50%, 03/01/2023(d)		$680	644
WildHorse Resource Development Corp					5.50%, 11/01/2025(d)		670	671
6.88%, 02/01/2025			2,450	2,475	5.63%, 12/01/2021(d)		1,135	1,124
6.88%, 02/01/2025(d)			3,275	3,308	5.88%, 05/15/2023(d)		485	466
YPF SA					Grifols SA
8.50%, 03/23/2021(d)			5,220	5,408	3.20%, 05/01/2025	EUR	450	525
8.75%, 04/04/2024(d)			20,257	20,434	Nidda BondCo GmbH
				$439,050	5.00%, 09/30/2025		300	333
Oil & Gas Services - 0.05%					Nidda Healthcare Holding GmbH
Archrock Partners LP / Archrock Partners					3.50%, 09/30/2024		400	457
Finance Corp					NVA Holdings Inc/United States
6.00%, 10/01/2022			2,360	2,336	6.88%, 04/01/2026(d)		$13,630	13,562
Calfrac Holdings LP					Valeant Pharmaceuticals International
8.50%, 06/15/2026(d)			1,185	1,145	8.50%, 01/31/2027(d)		505	518
								$18,865

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Pipelines - 0.09%				Retail (continued)
Antero Midstream Partners LP / Antero				IRB Holding Corp
Midstream Finance Corp				6.75%, 02/15/2026(d)		$1,230	$1,168
5.38%, 09/15/2024		$240	$241	JC Penney Corp Inc
Holly Energy Partners LP / Holly Energy				8.63%, 03/15/2025(d)		205	173
Finance Corp				L Brands Inc
6.00%, 08/01/2024(d)		2,825	2,892	6.75%, 07/01/2036		1,805	1,525
NuStar Logistics LP				PetSmart Inc
5.63%, 04/28/2027		2,627	2,565	5.88%, 06/01/2025(d)		1,485	1,166
Summit Midstream Holdings LLC / Summit				Reliance Intermediate Holdings LP
Midstream Finance Corp				6.50%, 04/01/2023(d)		2,375	2,464
5.75%, 04/15/2025		2,320	2,227	SRS Distribution Inc
Targa Resources Partners LP / Targa				8.25%, 07/01/2026(d)		23,740	22,909
Resources Partners Finance Corp							$38,431
5.88%, 04/15/2026(d)		946	965	Software - 0.53%
Transcanada Trust				Ascend Learning LLC
5.87%, 08/15/2076(j)		1,900	1,924	6.88%, 08/01/2025(d)		3,800	3,848
3 Month LIBOR + 4.64%				Change Healthcare Holdings LLC / Change
			$10,814	Healthcare Finance Inc
Private Equity - 0.04%				5.75%, 03/01/2025(d)		5,495	5,316
Icahn Enterprises LP / Icahn Enterprises				Epicor Software Corp
Finance Corp				10.59%, 06/30/2023(d)		2,534	2,564
5.88%, 02/01/2022		4,560	4,589	3 Month LIBOR + 8.25%
				First Data Corp
Real Estate - 0.01%				5.00%, 01/15/2024(d)		3,015	3,047
Crescent Communities LLC/Crescent				5.38%, 08/15/2023(d)		2,485	2,519
Ventures Inc				Genesys Telecommunications Laboratories
8.88%, 10/15/2021(d)		940	996	Inc/Greeneden Lux 3 Sarl
				10.00%, 11/30/2024(d)		10,200	11,322
Regional Authority - 0.22%				Infor US Inc
Brazil Loan Trust 1				6.50%, 05/15/2022		14,658	14,841
5.48%, 07/24/2023(d)		2,680	2,747	Informatica LLC
Provincia de Buenos Aires/Argentina				7.13%, 07/15/2023(d)		2,992	3,044
5.75%, 06/15/2019		5,357	5,294	InterXion Holding NV
6.50%, 02/15/2023(d)		10,055	9,175	4.75%, 06/15/2025(d)	EUR	300	364
7.88%, 06/15/2027(d)		4,845	4,288	IQVIA Inc
37.50%, 04/12/2025	ARS	89,000	2,576	3.25%, 03/15/2025		700	821
Argentina Deposit Rates Badlar + 3.75%				5.00%, 10/15/2026(d)		$1,500	1,495
Provincia del Chaco Argentina				j2 Cloud Services LLC / j2 Global Co-Obligor
9.38%, 08/18/2024		$3,321	2,690	Inc
			$26,770	6.00%, 07/15/2025(d)		525	532
REITs - 0.69%				PTC Inc
Equinix Inc				6.00%, 05/15/2024		500	522
2.88%, 02/01/2026	EUR	800	910	Sophia LP / Sophia Finance Inc
5.38%, 04/01/2023		$2,900	2,972	9.00%, 09/30/2023(d)		12,875	13,374
5.88%, 01/15/2026		2,640	2,729				$63,609
ESH Hospitality Inc				Sovereign - 15.31%
5.25%, 05/01/2025(d)		3,150	3,056	1MDB Global Investments Ltd
Iron Mountain Inc				4.40%, 03/09/2023		43,300	40,591
5.25%, 03/15/2028(d)		2,165	2,003	Angolan Government International Bond
iStar Inc				8.25%, 05/09/2028(d)		8,075	8,367
6.50%, 07/01/2021		885	903	9.38%, 05/08/2048(d)		9,464	10,026
MGM Growth Properties Operating				Argentine Republic Government International
Partnership LP / MGP Finance Co-Issuer Inc				Bond
4.50%, 09/01/2026		50	47	0.00%, 12/15/2035(a),(k)		28,065	1,375
QCP SNF West/Central/East/AL REIT LLC				2.26%, 12/31/2038(k)	EUR	73,908	52,935
8.13%, 11/01/2023(d)		22,555	24,387	2.50%, 12/31/2038(k)		$15,615	9,408
Uniti Group LP / Uniti Fiber Holdings Inc /				4.63%, 01/11/2023		4,665	4,192
CSL Capital LLC				5.63%, 01/26/2022		5,000	4,758
7.13%, 12/15/2024(d)		25,310	23,032	6.25%, 04/22/2019		11,665	11,735
Uniti Group LP / Uniti Group Finance Inc /				6.88%, 04/22/2021		8,920	8,938
CSL Capital LLC				6.88%, 01/11/2048		32,982	25,858
8.25%, 10/15/2023		23,460	21,935	7.63%, 04/22/2046		9,689	8,216
			$81,974	7.82%, 12/31/2033	EUR	10,727	12,606
Retail - 0.32%				7.82%, 12/31/2033		36,550	42,491
1011778 BC ULC / New Red Finance Inc				Bahrain Government International Bond
4.25%, 05/15/2024(d)		1,050	999	5.88%, 01/26/2021(d)		$8,835	8,769
5.00%, 10/15/2025(d)		2,675	2,565	Bonos de la Nacion Argentina con Ajuste por
Carrols Restaurant Group Inc				CER
8.00%, 05/01/2022		2,400	2,505	3.75%, 02/08/2019	ARS	119,181	4,819
Golden Nugget Inc				Bonos De La Nacion Argentina En Moneda
6.75%, 10/15/2024(d)		2,965	2,957	Dua
				4.50%, 06/21/2019		$4,930	5,122

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)		Amount (000's)		Value (000's)
Sovereign (continued)				Sovereign (continued)
Bonos de la Tesoreria de la Republica en				Indonesia Treasury Bond	(continued)
pesos				8.38%, 09/15/2026		IDR 144,000,000 $		10,284
4.50%, 03/01/2021		$6,325,000	$10,099	8.38%, 03/15/2034			14,514,000	1,006
4.50%, 03/01/2026		3,965,000	6,200	8.75%, 05/15/2031			103,915,000	7,516
Brazil Letras do Tesouro Nacional				9.00%, 03/15/2029			167,550,000	12,358
0.00%, 07/01/2020(a)	BRL	62,779	14,333	Iraq International Bond
Brazil Notas do Tesouro Nacional Serie F				5.80%, 01/15/2028			$48,759	45,941
10.00%, 01/01/2025		53,625	13,813	Ivory Coast Government International Bond
10.00%, 01/01/2027		149,493	37,742	5.13%, 06/15/2025(d)		EUR	729	874
10.00%, 01/01/2021		49,832	13,578	5.25%, 03/22/2030(d)			4,183	4,755
10.00%, 01/01/2023		50,150	13,272	5.25%, 03/22/2030			5,078	5,772
Colombian TES				5.38%, 07/23/2024(d)			$4,973	4,786
6.25%, 11/26/2025	COP 24,942,900		8,466	5.38%, 07/23/2024			1,248	1,201
7.00%, 05/04/2022		35,564,600	12,796	5.75%, 12/31/2032(d),(k)			9,911	9,453
7.50%, 08/26/2026		32,831,500	11,907	6.13%, 06/15/2033			12,400	11,389
Croatia Government International Bond				6.13%, 06/15/2033(d)			22,657	20,809
6.00%, 01/26/2024(d)		$2,575	2,806	6.38%, 03/03/2028			750	729
Dominican Republic International Bond				6.38%, 03/03/2028(d)			2,311	2,248
5.95%, 01/25/2027		1,330	1,348	Jordan Government International Bond
6.00%, 07/19/2028(d)		14,455	14,600	7.38%, 10/10/2047(d)			7,699	7,414
6.50%, 02/15/2048(d)		5,275	5,183	KazAgro National Management Holding JSC
6.85%, 01/27/2045(d)		5,055	5,147	4.63%, 05/24/2023(d)			10,835	10,564
8.63%, 04/20/2027		763	862	Kenya Government International Bond
Ecuador Government International Bond				5.88%, 06/24/2019(d)			2,427	2,461
7.88%, 01/23/2028(d)		16,078	14,711	6.88%, 06/24/2024(d)			647	659
7.95%, 06/20/2024(d)		832	801	6.88%, 06/24/2024			5,194	5,292
8.75%, 06/02/2023		1,922	1,917	7.25%, 02/28/2028(d)			7,754	7,841
8.88%, 10/23/2027(d)		34,956	33,733	Lebanon Government International Bond
8.88%, 10/23/2027		3,439	3,319	6.15%, 06/19/2020			4,430	4,269
9.65%, 12/13/2026		1,220	1,229	6.25%, 11/04/2024			3,002	2,531
9.65%, 12/13/2026(d)		1,053	1,061	6.40%, 05/26/2023			1,420	1,248
10.75%, 03/28/2022		2,839	3,070	6.60%, 11/27/2026			2,738	2,288
Egypt Government International Bond				6.65%, 04/22/2024			18,506	16,124
4.75%, 04/16/2026(d)	EUR	1,896	2,172	6.65%, 11/03/2028			3,832	3,117
5.58%, 02/21/2023(d)		$17,223	17,083	6.65%, 02/26/2030			20,929	16,900
5.63%, 04/16/2030(d)	EUR	8,548	9,621	6.75%, 11/29/2027			11,500	9,528
6.59%, 02/21/2028(d)		$6,459	6,327	Malaysia Government Bond
6.88%, 04/30/2040(d)		876	806	3.76%, 03/15/2019		MYR	32,793	8,087
7.50%, 01/31/2027		2,976	3,100	4.06%, 09/30/2024			26,445	6,526
7.50%, 01/31/2027(d)		4,668	4,862	Mexican Bonos
7.90%, 02/21/2048(d)		890	883	6.50%, 06/09/2022		MXN	270,080	13,860
7.90%, 02/21/2048		8,408	8,345	7.75%, 11/13/2042			260,470	13,782
8.50%, 01/31/2047		915	963	8.00%, 12/07/2023			479,300	26,004
8.50%, 01/31/2047(d)		11,052	11,629	8.00%, 11/07/2047			179,300	9,748
Export Credit Bank of Turkey				10.00%, 11/20/2036			120,000	7,773
6.13%, 05/03/2024(d)		9,865	8,874	Mexico Government International Bond
Export-Import Bank of Korea				3.60%, 01/30/2025			$4,775	4,643
6.90%, 01/08/2021(d)	IDR 44,000,000		2,912	3.75%, 01/11/2028			8,935	8,470
Gabon Government International Bond				Mongolia Government International Bond
6.38%, 12/12/2024(d)		$21,786	20,364	5.13%, 12/05/2022(d)			6,894	6,670
6.38%, 12/12/2024		8,399	7,851	Nigeria Government International Bond
6.95%, 06/16/2025(d)		3,153	2,987	6.50%, 11/28/2027(d)			12,415	12,133
Ghana Government International Bond				6.50%, 11/28/2027			4,878	4,767
7.63%, 05/16/2029		1,162	1,200	7.14%, 02/23/2030(d)			8,092	8,059
10.75%, 10/14/2030		10,323	13,351	7.70%, 02/23/2038(d)			4,730	4,680
10.75%, 10/14/2030(d)		7,757	10,032	7.70%, 02/23/2038			9,955	9,849
Hungary Government Bond				7.88%, 02/16/2032(d)			7,472	7,706
1.75%, 10/26/2022	HUF	3,513,320	12,625	Nigeria Treasury Bill
Indonesia Government International Bond				0.00%, 10/04/2018(a)		NGN	6,163,500	$16,694
3.38%, 04/15/2023(d)		$6,165	5,993	Oman Government International Bond
4.35%, 01/08/2027(d)		4,600	4,610	3.88%, 03/08/2022			3,243	3,156
4.75%, 01/08/2026(d)		4,000	4,114	4.13%, 01/17/2023(d)			24,006	23,294
5.25%, 01/08/2047(d)		8,560	8,962	5.63%, 01/17/2028(d)			8,515	8,313
Indonesia Treasury Bond				6.75%, 01/17/2048(d)			7,721	7,354
5.63%, 05/15/2023	IDR 20,100,000		1,280	Perusahaan Penerbit SBSN Indonesia III
6.63%, 05/15/2033		153,140,000	9,229	4.40%, 03/01/2028(d)			7,850	7,789
7.50%, 08/15/2032		274,212,000	17,947	Peruvian Government International Bond
8.25%, 06/15/2032		60,140,000	4,196	5.70%, 08/12/2024(d)		PEN	30,571	9,803
8.25%, 05/15/2036		320,072,000	22,102	8.20%, 08/12/2026(d)			22,969	8,411
8.38%, 03/15/2024		175,040,000	12,426	Qatar Government International Bond
				4.50%, 04/23/2028(d)			$3,910	3,989
				5.10%, 04/23/2048(d)			15,585	15,917

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Sovereign (continued)				Sovereign (continued)
Republic of Angola Via Avenir II BV				Venezuela Government International
10.01%, 07/01/2023		$24,476	$26,301	Bond (continued)
6 Month LIBOR + 7.50%				0.00%, 05/07/2023(a)		$11,395	$3,062
Republic of Angola Via Northern Lights III				0.00%, 10/13/2024(a)		7,900	2,153
BV				0.00%, 09/15/2027(a)		12,415	3,559
7.00%, 08/17/2019		2,705	2,739	Zambia Government International Bond
Republic of Cameroon International Bond				5.38%, 09/20/2022(d)		9,482	7,937
9.50%, 11/19/2025(d)		7,602	8,234	5.38%, 09/20/2022		1,972	1,651
9.50%, 11/19/2025		7,510	8,134	8.50%, 04/14/2024(d)		8,631	7,780
Republic of Poland Government Bond				8.97%, 07/30/2027		12,148	10,915
2.50%, 07/25/2026	PLN	28,526	7,489				$1,822,266
3.25%, 07/25/2025		45,590	12,730	Student Loan Asset Backed Securities - 0.15%
Republic of South Africa Government Bond				Navient Private Education Loan Trust 2018-
6.25%, 03/31/2036	ZAR	986,398	55,438	B
7.00%, 02/28/2031		187,333	12,042	2.42%, 12/15/2059(d)		5,969	5,968
8.75%, 01/31/2044		219,538	15,508	1.00 x 1 Month LIBOR + 0.35%
8.88%, 02/28/2035		133,938	9,799	Navient Student Loan Trust 2018-1
10.50%, 12/21/2026		424,042	35,752	2.25%, 03/25/2067(d)		3,378	3,377
Republic of South Africa Government				1.00 x 1 Month LIBOR + 0.19%
International Bond				SMB Private Education Loan Trust 2018-B
4.30%, 10/12/2028		$5,025	4,570	2.40%, 12/16/2024(d)		5,000	4,999
Russian Federal Bond - OFZ				1.00 x 1 Month LIBOR + 0.32%
7.05%, 01/19/2028	RUB	330,430	5,112	SoFi Professional Loan Program 2017-E
7.48%, 02/27/2019		649,340	10,429	LLC
7.70%, 03/23/2033		124,790	1,996	2.56%, 11/26/2040(d)		3,786	3,798
8.50%, 09/17/2031		3,404,740	58,123	1.00 x 1 Month LIBOR + 0.50%
Russian Foreign Bond - Eurobond							$18,142
4.38%, 03/21/2029(d)		$3,000	2,933
				Supranational Bank - 0.39%
4.50%, 04/04/2022		200	204	Africa Finance Corp
Saudi Government International Bond				3.88%, 04/13/2024(d)		5,240	5,009
5.00%, 04/17/2049(d)		23,300	22,976
				Banque Ouest Africaine de Developpement
Senegal Government International Bond				5.00%, 07/27/2027(d)		7,060	6,829
6.25%, 05/23/2033(d)		7,788	7,341
				Eastern & Southern African Trade &
6.75%, 03/13/2048		3,492	3,161	Development Bank
Sri Lanka Government International Bond				5.38%, 03/14/2022		6,580	6,637
5.75%, 04/18/2023(d)		8,009	7,914
				European Bank for Reconstruction &
6.25%, 07/27/2021		2,760	2,815	Development
6.75%, 04/18/2028(d)		4,052	4,008
				7.38%, 04/15/2019	IDR 181,270,000		12,526
Turkey Government Bond				10.00%, 11/16/2018		100,760,000	6,996
7.10%, 03/08/2023	TRY	72,662	9,338	Inter-American Development Bank
11.00%, 02/24/2027		34,740	4,860	7.35%, 09/12/2018		14,790,000	1,025
12.20%, 01/18/2023		114,460	18,126	7.88%, 03/14/2023		57,750,000	4,037
11.00%, 03/02/2022		55,973	8,807	9.50%, 04/15/2019		43,620,000	3,038
10.50%, 08/11/2027		176,540	24,014				$46,097
10.70%, 08/17/2022		12,640	1,931	Telecommunications - 1.43%
Turkey Government International Bond				Altice Luxembourg SA
4.88%, 04/16/2043		$3,266	2,361	7.25%, 05/15/2022	EUR	200	240
5.75%, 05/11/2047		1,292	1,008	Axtel SAB de CV
6.00%, 03/25/2027		21,956	20,158	6.38%, 11/14/2024(d)		$6,736	6,610
6.13%, 10/24/2028		19,953	18,207	C&W Senior Financing DAC
6.63%, 02/17/2045		1,729	1,504	6.88%, 09/15/2027(d)		6,590	6,458
6.88%, 03/17/2036		6,183	5,678	CenturyLink Inc
Ukraine Government International Bond				5.63%, 04/01/2020		2,600	2,658
0.00%, 05/31/2040(a),(k)		24,802	15,561
7.38%, 09/25/2032(d)		3,857	3,499	5.80%, 03/15/2022		150	150
				CommScope Technologies LLC
7.38%, 09/25/2032		9,311	8,448	6.00%, 06/15/2025(d)		4,300	4,429
7.75%, 09/01/2019(d)		11,170	11,375

7.75%,09/01/2020		9,740	9,935	Comunicaciones Celulares SA Via Comcel
7.75%, 09/01/2021 (d)		1,246	1,271	Trust
				6.88%, 02/06/2024(d)		4,905	5,089
7.75%, 09/01/2021		4,735	4,831	Digicel Group Ltd
7.75%, 09/01/2025		5,980	5,853	7.13%, 04/01/2022(d)		14,163	9,011
7.75%, 09/01/2025(d)		6,826	6,681
				8.25%, 09/30/2020(d)		14,734	10,719
7.75%, 09/01/2026		6,700	6,474	eircom Finance DAC
7.75%, 09/01/2027		2,487	2,381	4.50%, 05/31/2022	EUR	200	239
Ukreximbank Via Biz Finance PLC
9.63%, 04/27/2022(d)		5,290	5,438	Frontier Communications Corp
				7.13%, 01/15/2023		$1,700	1,230
9.75%, 01/22/2025		5,010	5,132	8.50%, 04/01/2026(d)		1,725	1,656
Uruguay Government International Bond				11.00%, 09/15/2025		1,265	1,026
8.50%, 03/15/2028(d)	UYU	238,000	6,803
				GTT Communications Inc
9.88%, 06/20/2022		729,030	23,680	7.88%, 12/31/2024(d)		23,473	23,238
Venezuela Government International Bond
0.00%, 10/13/2019(a)		$30,001	7,971
0.00%, 05/07/2023(a)		8,400	2,257

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's)		Value (000's)
Telecommunications (continued)				Transportation (continued)
Hughes Satellite Systems Corp				Navios Maritime Holdings Inc / Navios
7.63%, 06/15/2021		$7,000	$7,507	Maritime Finance II US Inc
Intelsat Jackson Holdings SA				11.25%, 08/15/2022(d)		$3,005	$2,862
5.50%, 08/01/2023		3,000	2,760	Pelabuhan Indonesia II PT
7.25%, 10/15/2020		1,220	1,223	5.38%, 05/05/2045(d)		5,855	5,511
8.00%, 02/15/2024(d)		1,045	1,102	Rumo Luxembourg Sarl
Koninklijke KPN NV				5.88%, 01/18/2025(d)		7,035	6,754
7.00%, 03/28/2073(d),(j)		400	416	Russian Railways Via RZD Capital PLC
USSW10 Index Spread + 5.33%				8.30%, 04/02/2019	RUB	371,300	5,994
7.00%, 03/28/2073(j)		2,000	2,080				$32,139
USSW10 Index Spread + 5.33%				Trucking & Leasing - 0.08%
Level 3 Financing Inc				Avolon Holdings Funding Ltd
5.13%, 05/01/2023		4,100	4,059	5.50%, 01/15/2023(d)		$765	761
5.38%, 08/15/2022		750	752	DAE Funding LLC
Matterhorn Telecom Holding SA				5.00%, 08/01/2024(d)		8,050	7,909
4.88%, 05/01/2023	EUR	1,695	2,005	Park Aerospace Holdings Ltd
MTN Mauritius Investments Ltd				5.50%, 02/15/2024(d)		430	425
5.37%, 02/13/2022(d)		$1,060	1,059				$9,095
6.50%, 10/13/2026(d)		8,330	8,504	TOTAL BONDS			$6,304,225
Nokia OYJ					Principal
2.00%, 03/15/2024	EUR	400	474	CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)
Oztel Holdings SPC Ltd				Mining - 0.01%
6.63%, 04/24/2028(d)		$9,980	9,893
				Mirabela Nickel Ltd
Sixsigma Networks Mexico SA de CV				0.00%, 06/24/2019(a),(d)		6,966	1,463
7.50%, 05/02/2025(d)		3,298	3,285
Sprint Capital Corp				TOTAL CONVERTIBLE BONDS			$1,463
8.75%, 03/15/2032		1,345	1,448	CREDIT LINKED STRUCTURED NOTES	Principal
Sprint Communications Inc				- 0.02%	Amount (000's)		Value (000's)
6.00%, 11/15/2022		4,590	4,641
7.00%, 03/01/2020(d)		995	1,033	Sovereign - 0.02%
				Republic of Iraq - Merrill Lynch
Sprint Corp				2.54%, 01/07/2028(e),(f)	JPY	425,088	2,732
7.13%, 06/15/2024		8,875	9,114
7.63%, 03/01/2026		1,025	1,063
7.88%, 09/15/2023		2,685	2,866	TOTAL CREDIT LINKED STRUCTURED NOTES			$2,732
Telecom Italia Capital SA				SENIOR FLOATING RATE INTERESTS -	Principal
6.38%, 11/15/2033		645	651	5.35%	Amount (000's)		Value (000's)
Telecom Italia SpA/Milano				Aerospace & Defense - 0.02%
3.25%, 01/16/2023	EUR	500	619	Jazz Acquisition Inc
				9.08%, 06/19/2022(p)		$790	751
3.63%, 05/25/2026		500	617
5.30%, 05/30/2024(d)		$2,710	2,717	US LIBOR + 6.75%
Telefonica Celular del Paraguay SA				TransDigm Inc
6.75%, 12/13/2022(d)		4,330	4,440	4.58%, 08/22/2024(p)		598	598
Telefonica Europe BV				US LIBOR + 2.50%
3.75%, 12/31/2049(i),(j)	EUR	1,000	1,209	4.58%, 05/30/2025(p)		589	588
EUR Swap Annual 5YR + 3.86%				US LIBOR + 2.50%
T-Mobile USA Inc							$1,937
4.50%, 02/01/2026		$690	649	Automobile Manufacturers - 0.02%
5.13%, 04/15/2025		1,575	1,582	Navistar Financial Corp
6.00%, 04/15/2024		3,425	3,538	0.00%, 07/25/2025(p),(q)		1,135	1,137
6.50%, 01/15/2026		2,130	2,234	US LIBOR + 3.75%
Turkcell Iletisim Hizmetleri AS				Navistar Inc
5.80%, 04/11/2028(d)		7,975	7,068	5.92%, 11/06/2024(p)		726	726
ViaSat Inc				US LIBOR + 3.50%
5.63%, 09/15/2025(d)		6,450	6,095				$1,863
Wind Tre SpA				Automobile Parts & Equipment - 0.36%
2.63%, 01/20/2023	EUR	550	610	Dexko Global Inc
5.00%, 01/20/2026(d)		$690	620	10.58%, 07/24/2025(p)		21,140	21,351
			$170,686	US LIBOR + 8.25%
Textiles - 0.00%				Truck Hero Inc
Eagle Intermediate Global Holding BV/Ruyi				10.33%, 05/16/2025(p)		22,010	22,005
US Finance LLC				US LIBOR + 4.00%
7.50%, 05/01/2025(d)		485	483				$43,356
				Commercial Services - 0.25%
Transportation - 0.27%				KUEHG Corp
BNSF Funding Trust I				10.58%, 08/22/2025(p)		14,160	14,302
6.61%, 12/15/2055(j)		4,610	5,163	Learning Care Group US No 2 Inc
3 Month LIBOR + 2.35%				9.74%, 02/26/2026(p)		14,850	14,887
CMA CGM SA				US LIBOR + 7.50%
6.50%, 07/15/2022	EUR	300	338				$29,189
Navios Maritime Acquisition Corp / Navios				Computers - 0.30%
Acquisition Finance US Inc				McAfee LLC
8.13%, 11/15/2021(d)		$6,728	5,517	0.00%, 09/26/2025(p),(q)		430	439
				US LIBOR + 8.50%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Computers (continued)			Food - 0.04%
Optiv Security Inc			American Seafoods Group LLC
9.31%, 01/13/2025(p)	$7,710	$7,431	4.83%, 08/21/2023(p)		$2,913	$2,903
US LIBOR + 7.25%			US LIBOR + 2.75%
Peak 10 Holding Corp			Nomad Foods Europe Midco Ltd
9.61%, 07/24/2025(p)	21,350	21,175	2.75%, 05/15/2024(p)	EUR	1,000	1,165
US LIBOR + 7.25%			EURIBOR + 2.75%
TierPoint LLC			Post Holdings Inc
9.33%, 05/05/2025(p)	7,180	7,070	4.07%, 05/24/2024(p)		$678	678
US LIBOR + 7.25%			US LIBOR + 2.00%
		$36,115				$4,746
Consumer Products - 0.01%			Healthcare - Products - 0.01%
Prestige Brands Inc			Kinetic Concepts Inc
4.08%, 01/26/2024(p)	1,563	1,564	5.58%, 02/02/2024(p)		738	739
US LIBOR + 2.00%			US LIBOR + 3.25%

Cosmetics & Personal Care - 0.16%			Healthcare - Services - 0.94%
Wellness Merger Sub Inc			Aveanna Healthcare LLC
10.83%, 06/27/2025(p)	19,410	19,556	10.08%, 03/16/2025(p)		23,880	23,701
			US LIBOR + 8.00%
Distribution & Wholesale - 0.02%			Dentalcorp Perfect Smile ULC
HBC Holdings LLC			5.82%, 06/06/2025(p)		26	26
10.50%, 03/30/2020(e),(f),(p)	2,756	2,674	US LIBOR + 3.75%
US LIBOR + 6.50%			5.84%, 06/01/2025(p)		1,797	1,803
			US LIBOR + 3.75%
Diversified Financial Services - 0.04%			9.57%, 06/08/2026(p)		176	177
Lions Gate Capital Holdings LLC			US LIBOR + 7.50%
4.31%, 03/24/2025(p)	723	725	9.57%, 06/08/2026(p)		19	19
US LIBOR + 2.25%			US LIBOR + 7.50%
Russell Investments US Institutional Holdco			9.58%, 06/01/2026(p)		12,120	12,181
Inc			US LIBOR + 7.50%
5.33%, 06/01/2023(p)	4,591	4,591	9.58%, 06/01/2026(p)		1,277	1,283
US LIBOR + 3.25%			US LIBOR + 7.50%
		$5,316	One Call Corp
Electric - 0.02%			7.32%, 11/27/2022(p)		17,078	16,388
Panda Liberty LLC			US LIBOR + 5.25%
8.83%, 08/21/2020(p)	2,246	2,096	US Renal Care Inc
US LIBOR + 6.50%			10.33%, 11/17/2023(p)		57,095	56,239
			US LIBOR + 8.00%
Electrical Components & Equipment - 0.00%						$111,817
Energizer Holdings Inc			Home Furnishings - 0.00%
0.00%, 06/20/2025(p),(q)	155	155	Targus Group International Inc
US LIBOR + 2.25%			0.00%, PIK 0.00%, 11/02/2016(a),(e),(f),(l),(p)		880	—
			US LIBOR + 9.50%
Electronics - 0.11%
Deliver Buyer Inc			Insurance - 0.25%
7.31%, 05/01/2024(p)	12,490	12,545	Asurion LLC
US LIBOR + 5.00%			5.08%, 11/03/2023(p)		1,192	1,190
			US LIBOR + 3.00%
Engineering & Construction - 0.03%			8.58%, 08/04/2025(p)		2,850	2,890
Pisces Midco Inc			US LIBOR + 6.50%
6.09%, 03/28/2025(p)	800	801	8.58%, 08/04/2025(p)		12,925	13,105
US LIBOR + 3.75%			US LIBOR + 6.50%
6.09%, 03/28/2025(p)	2,650	2,652	8.58%, 08/04/2025(p)		10,287	10,431
US LIBOR + 3.75%			US LIBOR + 6.50%
		$3,453	Genworth Holdings Inc
Entertainment - 0.05%			6.58%, 02/28/2023(p)		1,172	1,193
Crown Finance US Inc			US LIBOR + 4.50%
4.59%, 02/07/2025(p)	4,988	4,970	HUB International Ltd
US LIBOR + 2.50%			5.33%, 04/18/2025(p)		740	739
Stars Group Holdings BV			US LIBOR + 3.00%
5.83%, 06/27/2025(p)	1,200	1,210				$29,548
US LIBOR + 3.50%			Internet - 0.45%
		$6,180	MH Sub I LLC
Environmental Control - 0.00%			9.58%, 09/15/2025(p)		17,570	17,790
Filtration Group Corp			US LIBOR + 7.50%
5.08%, 03/28/2025(p)	434	435	Ten-X LLC
US LIBOR + 3.00%			10.08%, 09/29/2025(e),(f),(p)		35,440	35,440
						$53,230
			Investment Companies - 0.21%
			Masergy Holdings Inc
			9.83%, 12/16/2024(p)		13,674	13,674
			US LIBOR + 7.50%

See accompanying notes.

     Schedule of Investments Global Diversified Income Fund July 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Investment Companies (continued)				Pharmaceuticals (continued)
Zest Acquisition Corp				PharMerica Corp
9.84%, 03/06/2026(p)		$11,260	$11,176	9.83%, 09/26/2025(p)	$15,140	$15,197
US LIBOR + 7.50%				US LIBOR + 7.75%
			$24,850			$83,870
Iron & Steel - 0.02%				Retail - 0.03%
Miami Valley Steel Services Inc				Academy Ltd
10.00%, 01/20/2023(f),(p)		2,063	2,063	6.09%, 07/01/2022(p)	3,517	2,901
				US LIBOR + 4.00%
Lodging - 0.21%				IRB Holding Corp
Parq Holdings LP				5.35%, 01/17/2025(p)	449	452
9.83%, 12/17/2020(p)		24,488	24,487	US LIBOR + 3.25%
US LIBOR + 7.50%						$3,353
				Software - 0.49%
Machinery - Diversified - 0.15%				Evergreen Skills Lux Sarl
Engineered Machinery Holdings Inc				6.84%, 04/23/2021(p)	32,051	31,040
9.58%, 07/25/2025(p)		17,461	17,483	US LIBOR + 4.75%
US LIBOR + 7.25%				10.33%, 04/28/2022(p)	19,520	17,422
				US LIBOR + 8.25%
Media - 0.02%				Solera LLC
McGraw-Hill Global Education Holdings				4.83%, 03/03/2023(p)	2,430	2,431
LLC				US LIBOR + 2.75%
6.08%, 05/04/2022(p)		2,548	2,504	SS&C European Holdings Sarl
US LIBOR + 4.00%				4.60%, 02/28/2025(p)	516	517
				US LIBOR + 2.50%
Mining - 0.03%				SS&C Technologies Inc
Aleris International Inc				4.62%, 02/28/2025(p)	1,345	1,348
6.85%, 02/08/2023(p)		3,850	3,882	US LIBOR + 2.50%
US LIBOR + 4.75%				Vertafore Inc
				9.33%, 06/04/2026(p)	5,175	5,219
Miscellaneous Manufacturers - 0.28%				US LIBOR + 7.25%
UTEX Industries Inc						$57,977
6.08%, 08/04/2025(p)		11,844	11,737	Telecommunications - 0.06%
US LIBOR + 4.00%				Avaya Inc
9.33%, 05/22/2022(p)		21,490	21,114	6.32%, 12/15/2024(p)	2,376	2,386
US LIBOR + 7.25%				US LIBOR + 4.25%
			$32,851	Maxar Technologies Ltd
Oil & Gas - 0.05%				4.85%, 10/04/2024(p)	4,075	4,069
California Resources Corp				US LIBOR + 2.75%
6.83%, 11/14/2022(p)		890	904	West Corp
US LIBOR + 4.75%				6.08%, 10/10/2024(p)	1,088	1,088
12.44%, 12/31/2021(p)		2,465	2,718	US LIBOR + 4.00%
US LIBOR + 10.37%						$7,543
Chesapeake Energy Corp				TOTAL SENIOR FLOATING RATE INTERESTS		$636,788
9.58%, 08/23/2021(p)		2,680	2,799
				U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 7.50%				AGENCY OBLIGATIONS - 0.78%	Amount (000's)	Value(000	's)
			$6,421	Federal Home Loan Mortgage Corporation (FHLMC) - 0.04%
Packaging & Containers - 0.02%				4.00%, 04/01/2048	$4,452	$4,523
Caraustar Industries Inc
7.83%, 03/14/2022(p)		1,806	1,821	Federal National Mortgage Association (FNMA) - 0.48%
US LIBOR + 5.50%				3.00%, 08/01/2025(r)	5,000	4,954
Crown European Holdings SA				3.00%, 08/01/2046	13,380	12,939
2.37%, 01/29/2025(p)	EUR	1,000	1,169	3.50%, 04/01/2047	12,024	11,956
			$2,990	4.00%, 09/01/2045(r)	10,000	10,158
Pharmaceuticals - 0.70%				4.50%, 09/01/2046	7,410	7,740
Bausch Health Cos Inc				5.00%, 03/01/2039	3,862	4,172
5.09%, 05/19/2025(p)		$2,615	2,617	5.00%, 07/01/2044	4,814	5,139
US LIBOR + 3.00%						$57,058
Genoa Healthcare LLC/WA				Government National Mortgage Association (GNMA) - 0.26%
10.08%, 10/28/2024(p)		18,060	18,195	3.50%, 12/15/2042	6,066	6,099
US LIBOR + 8.00%				3.50%, 08/01/2045	10,000	10,004
Lanai Holdings III Inc				4.00%, 08/15/2044	4,120	4,258
10.84%, 08/14/2023(p)		25,190	23,931	4.00%, 06/20/2046	703	726
US LIBOR + 8.50%				4.00%, 01/20/2048	9,580	9,903
Packaging Coordinators Midco Inc						$30,990
11.09%, 06/29/2024(p)		24,050	23,930
				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
US LIBOR + 8.75%				OBLIGATIONS		$92,571
				TOTAL PURCHASED OPTIONS - 0.11%		$13,353
				Total Investments		$11,786,085
				Other Assets and Liabilities - 0.98%		$116,705
				TOTAL NET ASSETS - 100.00%		$11,902,790

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

(a)	Non-income producing security	Portfolio Summary (unaudited)
(b)	Security or a portion of the security was pledged to cover margin	Country	Percent
	requirements for options contracts. At the end of the period, the value of	United States	55.44%
	these securities totaled $222,123 or 1.87% of net assets.	Canada	3.46%
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more	United Kingdom	3.04%
	information.	Japan	2.73%
(d)	Security exempt from registration under Rule 144A of the Securities Act of	Mexico	2.47%
	1933. These securities may be resold in transactions exempt from	Argentina	2.43%
	registration, normally to qualified institutional buyers. At the end of the	Netherlands	1.76%
	period, the value of these securities totaled $3,384,162 or 28.43% of net	Australia	1.61%
	assets.	Turkey	1.50%
(e)	The value of these investments was determined using significant	Luxembourg	1.46%
	unobservable inputs.	France	1.36%
(f)	Fair value of these investments is determined in good faith by the Manager	Indonesia	1.22%
	under procedures established and periodically reviewed by the Board of	Brazil	1.21%
	Directors. Certain inputs used in the valuation may be unobservable;	South Africa	1.19%
	however, each security is evaluated individually for purposes of ASC 820	Germany	0.79%
	which results in not all securities being identified as Level 3 of the fair	Ecuador	0.78%
	value hierarchy. At the end of the period, the fair value of these securities	Italy	0.74%
	totaled $221,530 or 1.86% of net assets.	Hong Kong	0.73%
(g)	Affiliated Security. Security is either an affiliate (and registered under the	Russian Federation	0.72%
	Investment Company Act of 1940) or an affiliate as defined by the	Ukraine	0.64%
	Investment Company Act of 1940 (the Fund controls 5.0% or more of the	Supranational	0.61%
	outstanding voting shares of the security). Please see affiliated sub-	Spain	0.60%
	schedule for transactional information.	Nigeria	0.58%
(h)	Current yield shown is as of period end.	Egypt	0.56%
(i)	Perpetual security. Perpetual securities pay an indefinite stream of	Cote d'Ivoire	0.53%
	interest, but they may be called by the issuer at an earlier date.	Singapore	0.53%
(j)	Rate shown is the rate in effect as of period end. The rate may be based on	Switzerland	0.52%
	a fixed rate and may convert to a variable rate or floating rate in the	Lebanon	0.48%
	future.	Cayman Islands	0.45%
(k)	Certain variable rate securities are not based on a published reference	Bermuda	0.44%
	rate and spread but are determined by the issuer or agent and are based	Venezuela	0.43%
	on current market conditions. These securities do not indicate a reference	Iraq	0.41%
	rate and spread in their description.	China	0.41%
(l)	Payment in kind; the issuer has the option of paying additional securities	Sweden	0.39%
	in lieu of cash.	Virgin Islands, British	0.39%
(m)	Security is an Interest Only Strip.	Oman	0.36%
(n)	Security purchased on a when-issued basis.	Austria	0.34%
(o)	Security or a portion of the security was pledged to cover margin	Colombia	0.32%
	requirements for futures contracts. At the end of the period, the value of	Malaysia	0.27%
	these securities totaled $1,490 or 0.01% of net assets.	Dominican Republic	0.27%
(p)	Rate information disclosed is based on an average weighted rate as of	Gabon	0.26%
	period end.	Uruguay	0.26%
(q)	This Senior Floating Rate Note will settle after July 31, 2018, at which	Taiwan, Province Of China	0.24%
	time the interest rate will be determined.	Ireland	0.24%
(r)	Security was purchased in a "to-be-announced" ("TBA") transaction. See	Peru	0.24%
	Notes to Financial Statements for additional information.	Kazakhstan	0.23%
		Zambia	0.23%
		Ghana	0.20%
		Poland	0.19%
		Saudi Arabia	0.19%
		Norway	0.17%
		Angola	0.16%
		Qatar	0.16%
		United Arab Emirates	0.15%
		Cameroon	0.14%
		Kenya	0.14%
		Jersey, Channel Islands	0.13%
		Chile	0.13%
		Korea, Republic Of	0.11%
		Sri Lanka	0.11%
		Purchased Options	0.11%
		Hungary	0.11%
		Israel	0.09%
		Senegal	0.09%
		Thailand	0.09%
		Mauritius	0.08%
		Bahrain	0.07%
		Isle of Man	0.07%
		Denmark	0.07%
		Mongolia	0.06%
		Jordan	0.06%
		Finland	0.05%
		Paraguay	0.04%
		Portugal	0.04%

See accompanying notes.

	Schedule of Investments
	Global Diversified Income Fund
	July 31, 2018 (unaudited)

Portfolio Summary (unaudited) (continued)
Country (continued)	Percent (continued)
India	0.03%
Panama	0.03%
Belgium	0.03%
Bahamas	0.03%
Croatia	0.02%
Other Assets and Liabilities	0.98%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Essential Properties Realty Trust Inc	$—	$30,852	$—	$30,515
Principal Government Money Market Fund 1.76%	—	5,321,057	4,792,914	528,143
	$—	$5,351,909	$4,792,914	$558,658

			Realized Gain/Loss			Realized Gain from			Change in Unrealized
			Income	on Investments		Capital Gain Distributions			Gain/Loss
Essential Properties Realty Trust Inc			$—		$—	$		—	$(337)
Principal Government Money Market Fund 1.76%			2,279		—			—	—
			$2,279		$—	$		—	$(337)
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost		Value	Percent of Net Assets
Aspect Software Inc			5/25/2016-11/25/20116			$5,426		$—	0.00%
Cengage Learning Holdings II Inc			3/31/2014			1,099		362	0.00%
Chaparral Energy Inc - A Shares			4/6/2017			23		35	0.00%
Chaparral Energy Inc - A Shares			4/6/2017			6,928		4,615	0.04%
Chaparral Energy Inc - B Shares			4/6/2017			1,561		931	0.01%
Material Sciences Corp			12/22/2016-6/29/2018			23,210		22,010	0.18%
Material Sciences Corp - Warrants			12/22/2016			2,011		3,677	0.03%
Milagro Oil & Gas Inc			12/2/2016			761		189	0.00%
Real Alloy Holding Inc			5/31/2018			20,356		20,356	0.17%
SportsNet New York			12/27/2017			19,789		20,090	0.17%
Targus Group International Inc			3/15/2016			154		65	0.00%
Total								$72,330	0.60%
Amounts in thousands.

Options

Purchased Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - S&P 500 Index	N/A	500	$50	$2,800.00	12/24/2018		$3,266	$4,948	$1,682
Call - S&P 500 Index	N/A	500	$50	$2,850.00	1/22/2019		5,592	4,088	(1,504)
Put - S&P 500 Index	N/A	500	$50	$2,650.00	1/22/2019		5,752	2,540	(3,212)
Put - S&P 500 Index	N/A	500	$50	$2,600.00	12/24/2018		5,301	1,768	(3,533)
Put - S&P 500 Index	N/A	570	$57	$2,485.00	8/6/2018		69	—	(69)
Put - S&P 500 Index	N/A	540	$54	$2,470.00	8/13/2018		76	9	(67)
Total							$20,056	$13,353	$(6,703)

Written Options		Contracts/	Notional		Expiration	Upfront			Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)		Fair Value	Appreciation/(Depreciation)
Call - Consumer	N/A	1,225	$123	$115.00	9/4/2018		$(102)	$(79)	$23
Discretionary Select
Sector SPDR Fund
Call - Consumer Staples	N/A	1,500	$150	$53.50	8/20/2018		(85)	(95)	(10)
Select Sector SPDR Fund
Call - Energy Select Sector	N/A	2,055	$206	$77.00	10/1/2018		(275)	(442)	(167)
SPDR Fund
Call - iShares MSCI EAFE	N/A	8,500	$850	$69.00	9/24/2018		(1,022)	(966)	56
ETF
Call - iShares MSCI	N/A	1,725	$173	$47.00	10/22/2018		(95)	(105)	(10)
Emerging Markets ETF
Call - iShares MSCI	N/A	10,730	$1,073	$47.00	8/20/2018		(1,491)	(75)	1,416
Emerging Markets ETF
Call - NASDAQ 100	N/A	5	$1	$7,275.00	8/27/2018		(54)	(57)	(3)
Stock Index
Call - S&P 500 Index	N/A	500	$50	$2,700.00	12/24/2018		(5,799)	(8,557)	(2,758)
Call - S&P 500 Index	N/A	110	$11	$2,975.00	8/1/2018		(8)	—	8
Call - S&P 500 Index	N/A	500	$50	$2,750.00	1/22/2019		(8,498)	(7,302)	1,196
Call - S&P 500 Index	N/A	160	$16	$2,775.00	9/24/2018		(1,043)	(1,103)	(60)
Call - S&P 500 Index	N/A	225	$23	$3,120.00	10/22/2018		(14)	(11)	3

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

Options (continued)

Written Options			Contracts/	Notional			Expiration	Upfront			Unrealized
Outstanding		Counterparty	Shares	Amount	Exercise Price		Date	Payments/(Receipts)	Fair Value		Appreciation/(Depreciation)
Call - Utilities Select		N/A	1,700	$170		$53.00	10/22/2018	$(199)	$(197	) $		2
Sector SPDR Fund
Put - S&P 500 Index		N/A	500		$50	$2,750.00	1/22/2019	(7,248)	(3,679)		3,569
Put - S&P 500 Index		N/A	540		$54	$2,625.00	8/13/2018	(174)	(38)			136
Put - S&P 500 Index		N/A	500		$50	$2,700.00	12/24/2018	(7,048)	(2,580)		4,468
Put - S&P 500 Index		N/A	570		$57	$2,630.00	8/6/2018	(162)	(1)			161
Total								$(33,317)	$(25,287	) $	8,030

Amounts in thousands except contracts/shares.

Futures Contracts

Description and Expiration Date				Type	Contracts		Notional Amount	Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; September 2018				Short		1,290	$145,931	$			(433)
Total								$			(433)

Amounts in thousands except contracts.

Foreign Currency Contracts

									Unrealized Appreciation/(Depreciation)
Counterparty			Settlement Date		Currency to Accept		Currency to Deliver		Asset		Liability
Goldman Sachs & Co			8/29/2018	MXN		46,259	$	2,403	$67			$—
Goldman Sachs & Co			8/29/2018	RUB		528,400	$	8,448	—			(14)
Goldman Sachs & Co			9/14/2018	ZAR		238,358		$17,777	231			—
JP Morgan Chase			8/2/2018	BRL		59,877		$16,104	—			(151)
JP Morgan Chase			8/2/2018			$15,686	BRL	59,877	—			(267)
JP Morgan Chase			8/10/2018	ARS		363,215		$12,146	995			—
JP Morgan Chase			8/10/2018	GBP		5,007	$	6,587	—			(13)
JP Morgan Chase			8/10/2018			$22,255	GBP	16,913	50			—
JP Morgan Chase			8/10/2018	GBP		4,543	$	5,951	14			—
JP Morgan Chase			8/10/2018			$8,565	EUR	7,312	10			—
JP Morgan Chase			8/10/2018	EUR		19,212		$22,378	101			—
JP Morgan Chase			8/10/2018			$3,972	EUR	3,408	—			(15)
JP Morgan Chase			8/10/2018			$3,067	JPY	339,120	32			—
JP Morgan Chase			8/17/2018			$9,610	TRY	47,152	104			—
JP Morgan Chase			8/27/2018			$6,445	RUB	406,228	—			(40)
JP Morgan Chase			8/29/2018	MXN		171,295	$	8,906	242			—
JP Morgan Chase			9/5/2018			$16,046	BRL	59,877	152			—
JP Morgan Chase			9/21/2018	ARS		543,640		$18,416	452			—
Standard Chartered Bank, Hong Kong			8/2/2018			$21,440	BRL	83,867	—			(905)
Standard Chartered Bank, Hong Kong			8/2/2018	BRL		16,130	$	4,262	36			—
Standard Chartered Bank, Hong Kong			8/13/2018	CLP		8,633,589		$13,239	303			—
Standard Chartered Bank, Hong Kong			8/27/2018	RUB		165,168	$	2,641	—			(4)
Standard Chartered Bank, Hong Kong			8/27/2018			$12,950	RUB	820,383	—			(147)
Standard Chartered Bank, Hong Kong			8/31/2018	THB		430,717		$12,950	9			—
Toronton Dominion Bank			8/2/2018	BRL		80,440		$21,288	144			—
Toronton Dominion Bank			8/31/2018	CZK		286,384		$13,038	86			—
Toronton Dominion Bank			8/31/2018			$4,244	EUR	3,633	—			(13)
Toronton Dominion Bank			8/31/2018	HUF		2,384,268	$	8,643	77			—
Toronton Dominion Bank			8/31/2018	JPY		840,198	$	7,586	—			(55)
Toronton Dominion Bank			8/31/2018			$8,885	MXN	166,349	4			—
Toronton Dominion Bank			8/31/2018	MXN		227,610		$12,158	—			(7)
Toronton Dominion Bank			8/31/2018	PLN		113,850		$30,987	191			—
Toronton Dominion Bank			8/31/2018	ZAR		358,951		$27,047	118			—
Toronton Dominion Bank			8/31/2018			$22,356	TRY	110,112	305			—
Total									$3,723		$(1,631)

Amounts in thousands.

Currency Swaps

					Notional	Notional
					Amount of		Amount of
	Fund		Payment	Maturity	Currency		Currency	Upfront	Unrealized		Fair Value
Counterparty	Receives	Fund Pays	Frequency	Date	Received		Delivered	Payments/(Receipts)	Appreciation/(Depreciation)		Asset	Liability
Goldman Sachs &	8.67%	3.75%	Semiannual	1/11/2028	MXN	346,305	$17,570	$(325)	$1,223		$898	$—
Co
Total								$(325)	$1,223		$898	$—

Amounts in thousands.

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
July 31, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps

	(Pay)/
	Receive
	Floating	Fixed	Payment		Notional	Unrealized	Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date	Amount	Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
SAFE South Africa Johannesburg	Pay	7.23%	Quarterly	4/30/2023	ZAR 373,000	$(396)	$7	$(389)
Interbank Agreed Rate 3 Month
Total						$(396)	$7	$(389)

Amounts in thousands.

See accompanying notes.

     Schedule of Investments Global Real Estate Securities Fund July 31, 2018 (unaudited)

COMMON STOCKS - 98.37%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Holding Companies - Diversified - 0.38%			REITs (continued)
Keppel Corp Ltd	2,303,900	$11,646	Merlin Properties Socimi SA	2,748,414	$40,598
			Physicians Realty Trust	940,839	14,828
Home Builders - 0.45%			PLA Administradora Industrial S de RL de CV	2,903,570	4,533
Land & Houses PCL	37,627,700	13,570	(a)
			Prologis Inc	1,546,075	101,453
Lodging - 4.27%			Prologis Property Mexico SA de CV	2,360,780	4,697
City Developments Ltd	7,477,200	55,114	Public Storage	88,532	19,285
Extended Stay America Inc	598,128	12,734	Realty Income Corp	242,950	13,549
Hilton Grand Vacations Inc (a)	496,851	17,186	Regency Centers Corp	817,015	51,987
Hilton Worldwide Holdings Inc	562,998	44,285	Rexford Industrial Realty Inc	1,136,661	34,827
		$129,319	Saul Centers Inc	148,756	7,926
Real Estate - 18.15%			Segro PLC	8,580,778	74,793
Aroundtown SA	3,076,255	25,663	Simon Property Group Inc	719,168	126,725
Castellum AB	1,126,491	20,320	SL Green Realty Corp	297,953	30,722
Deutsche Wohnen SE	2,445,584	119,064	Spirit MTA REIT (a)	176,767	1,766
Entra ASA (b)	1,490,742	21,767	Spirit Realty Capital Inc	3,479,700	29,125
Fabege AB	1,929,894	27,334	STORE Capital Corp	1,706,706	46,849
Heiwa Real Estate Co Ltd	812,900	14,640	Sun Communities Inc	418,939	40,620
Hongkong Land Holdings Ltd	7,149,646	52,064	Sunstone Hotel Investors Inc	1,756,365	28,576
LEG Immobilien AG	262,226	29,494	Tanger Factory Outlet Centers Inc	571,636	13,634
Leopalace21 Corp	4,135,900	22,726	Unibail-Rodamco-Westfield	97,550	21,656
Mitsubishi Estate Co Ltd	2,748,700	47,697	UNITE Group PLC/The	3,156,103	36,230
Mitsui Fudosan Co Ltd	3,128,993	74,820	United Urban Investment Corp	21,087	32,789
New World Development Co Ltd	40,357,000	57,545	Vicinity Centres	21,331,987	42,261
SOHO China Ltd	6,097,500	2,872	Welltower Inc	1,091,378	68,320
TLG Immobilien AG	873,111	22,823	Weyerhaeuser Co	415,574	14,204
Wihlborgs Fastigheter AB	865,110	10,290			$2,221,225
		$549,119	Software - 1.10%
REITs - 73.42%			InterXion Holding NV (a)	513,576	33,321
Alexandria Real Estate Equities Inc	509,654	64,950
Allied Properties Real Estate Investment Trust	407,340	13,293	Storage & Warehousing - 0.60%
American Homes 4 Rent	834,427	18,474	Safestore Holdings PLC	2,449,549	18,003
American Tower Corp	179,756	26,647
Apartment Investment & Management Co	1,103,286	47,055	TOTAL COMMON STOCKS		$2,976,203
AvalonBay Communities Inc	516,229	91,295	INVESTMENT COMPANIES - 2.07%	Shares Held	Value (000's)
Big Yellow Group PLC	844,164	10,532	Money Market Funds - 2.07%
Boston Properties Inc	205,651	25,815	Principal Government Money Market Fund	62,501,648	62,502
Camden Property Trust	80,442	7,448	1.76%(c),(d)
Canadian Apartment Properties REIT	532,310	17,739
CapitaLand Mall Trust	5,780,900	9,189	TOTAL INVESTMENT COMPANIES		$62,502
Crown Castle International Corp	226,048	25,053	Total Investments		$3,038,705
CubeSmart	1,139,888	34,607	Other Assets and Liabilities - (0.44)%		$(13,404)
Daiwa Office Investment Corp	5,923	36,072	TOTAL NET ASSETS - 100.00%		$3,025,301
Dexus	5,218,491	39,151
Duke Realty Corp	974,826	28,387
EPR Properties	494,620	32,887	(a) Non-income producing security
Equinix Inc	132,715	58,299	(b)		Security exempt from registration under Rule 144A of the Securities Act of
Equity Residential	324,084	21,205	1933. These securities may be resold in transactions exempt from
Essex Property Trust Inc	295,083	70,953	registration, normally to qualified institutional buyers. At the end of the
Extra Space Storage Inc	411,991	38,715	period, the value of these securities totaled $21,767 or 0.72% of net assets.
First Industrial Realty Trust Inc	444,350	14,464	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Frasers Logistics & Industrial Trust	1,280,368	987	Investment Company Act of 1940) or an affiliate as defined by the
Gecina SA	242,140	41,247	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
GGP Inc	308,563	6,579	outstanding voting shares of the security). Please see affiliated sub-
Goodman Group	8,582,697	61,529	schedule for transactional information.
Great Portland Estates PLC	1,384,830	12,988	(d) Current yield shown is as of period end.
HCP Inc	570,120	14,766
Healthcare Trust of America Inc	1,473,708	40,262
Hudson Pacific Properties Inc	655,947	22,473
Industrial & Infrastructure Fund Investment	11,581	12,500
Corp
Inmobiliaria Colonial Socimi SA	3,149,170	33,895
Invincible Investment Corp (a)	43,218	19,081
Invitation Homes Inc	3,386,123	78,253
Japan Hotel REIT Investment Corp	48,031	35,221
Japan Logistics Fund Inc	3,969	7,673
Japan Retail Fund Investment Corp	22,476	41,065
Kenedix Retail REIT Corp	5,562	12,153
Kilroy Realty Corp	517,142	37,725
Klepierre SA	702,211	26,446
Link REIT	7,670,000	76,102
Macquarie Mexico Real Estate Management	5,550,950	6,097
SA de CV (a)

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
July 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United States		52.50%
Japan		11.76%
Hong Kong		6.14%
Germany		5.67%
United Kingdom		5.05%
Australia		4.72%
France		2.95%
Singapore		2.53%
Spain		2.46%
Sweden		1.91%
Netherlands		1.10%
Canada		1.03%
Luxembourg		0.85%
Norway		0.72%
Mexico		0.50%
Thailand		0.45%
China		0.10%
Other Assets and Liabilities		(0.44)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$577,851	$515,349	$62,502
		$—		$577,851	$515,349	$62,502

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$420		$—		$—	$—
	$420		$—		$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.48%	Shares Held	Value(000's)			Principal
Money Market Funds - 1.48%				BONDS (continued)	Amount (000's)	Value (000's)
Principal Government Money Market Fund	22,139,934	$22,140		Commercial Mortgage Backed Securities (continued)
1.76%(a),(b)				WFRBS Commercial Mortgage Trust 2014-
				C22
TOTAL INVESTMENT COMPANIES		$22,140		3.90%, 09/15/2057(c),(e)	$4,840	$3,898
	Principal			WFRBS Commercial Mortgage Trust 2014-
BONDS - 29.44%	Amount (000's)	Value(000's)		C23
Commercial Mortgage Backed Securities - 12.24%				4.38%, 10/15/2057(c)	9,700	9,766
CD 2017-CD3 Mortgage Trust				WFRBS Commercial Mortgage Trust 2014-
3.98%, 02/10/2050(c)	$4,500	$ 4,449		LC14
Citigroup Commercial Mortgage Trust 2016-				4.34%, 03/15/2047(c)	8,000	7,766
GC36						$182,751
4.76%, 02/10/2049(c)	4,400	4,380		Home Equity Asset Backed Securities - 0.35%
COMM 2014-CCRE19 Mortgage Trust				ACE Securities Corp Mortgage Loan Trust
4.72%, 08/10/2047(c)	3,700	3,736		Series 2007-D1
COMM 2014-UBS5 Mortgage Trust				6.93%, 02/25/2038(c),(e)	5,474	5,204
4.61%, 09/10/2047(c)	11,680	11,593
Freddie Mac Multifamily Structured Pass				Mortgage Backed Securities - 15.97%
Through Certificates				Citigroup Mortgage Loan Trust 2015-PS1
2.65%, 08/25/2026	7,680	7,278		5.25%, 09/25/2042(c),(e)	7,532	7,778
3.19%, 09/25/2027(c)	9,710	9,477		CSMC Trust 2015-1
3.29%, 11/25/2027	6,800	6,681		3.94%, 01/25/2045(c),(e)	7,600	7,396
3.44%, 12/25/2027	4,640	4,616		EverBank Mortgage Loan Trust 18-1
3.60%, 01/25/2028	11,240	11,303		3.50%, 02/25/2048(c),(e)	4,960	4,857
3.65%, 02/25/2028(c)	3,250	3,281		Fannie Mae Interest Strip
3.90%, 04/25/2028	3,800	3,910		3.50%, 12/25/2043(c),(d)	4,936	915
Ginnie Mae				7.00%, 04/25/2024(d)	31	4
0.38%, 10/16/2053(c),(d)	15,034	501		Fannie Mae REMICS
0.49%, 06/16/2052(c),(d)	27,123	616		1.35%, 06/25/2045(c),(d)	27,008	1,424
0.57%, 12/16/2059(c),(d)	47,459	2,728		1.37%, 07/25/2044(c),(d)	16,069	795
0.58%, 12/16/2053(c),(d)	32,007	1,244		2.50%, 02/25/2028(d)	14,719	1,116
0.58%, 03/16/2060(c),(d)	24,859	1,538		2.66%, 04/25/2027	9	9
0.59%, 08/16/2051(c),(d)	82,146	3,430		1.00 x 1 Month LIBOR + 0.60%
0.61%, 04/16/2047(c),(d)	78,125	3,165		3.00%, 07/25/2032(d)	12,102	1,583
0.64%, 10/16/2054(c),(d)	44,994	1,411		3.00%, 04/25/2042	7,657	7,430
0.66%, 11/16/2045(c),(d)	31,206	1,260		3.00%, 02/25/2043	5,325	5,218
0.72%, 11/16/2052(c),(d)	50,719	2,298		3.00%, 01/25/2046	8,795	8,650
0.72%, 06/16/2054(c),(d)	55,702	1,795		3.50%, 06/25/2033(d)	14,385	2,081
0.76%, 10/16/2054(c),(d)	59,424	2,258		3.50%, 04/25/2034(d)	15,275	2,047
0.78%, 02/16/2053(c),(d)	41,110	2,012		3.50%, 02/25/2036(d)	9,370	1,541
0.80%, 09/16/2053(c),(d)	44,491	1,895		3.50%, 01/25/2040(d)	15,842	1,822
0.81%, 02/16/2053(c),(d)	113,100	5,957		3.50%, 11/25/2042	9,708	9,785
0.83%, 01/16/2056(c),(d)	21,282	1,133		3.50%, 02/25/2043(d)	17,147	2,563
0.83%, 10/16/2056(c),(d)	30,868	1,714		3.50%, 02/25/2043	1,056	1,064
0.84%, 03/16/2052(c),(d)	58,428	3,266		3.50%, 07/25/2043(d)	13,366	1,767
0.88%, 02/16/2046(c),(d)	65,380	3,225		3.50%, 08/25/2045	2,931	2,823
0.90%, 06/16/2057(c),(d)	14,673	1,012		4.00%, 06/25/2039	10,000	10,137
2.60%, 05/16/2059	4,136	3,890		4.00%, 12/25/2039(d)	8,169	1,074
2.60%, 03/16/2060	7,731	7,265		4.00%, 03/25/2045	6,411	6,702
GS Mortgage Securities Trust 2011-GC5				4.00%, 04/25/2047	3,164	3,260
5.39%, 08/10/2044(c),(e)	4,624	4,496		4.50%, 04/25/2045(d)	25,298	6,033
GS Mortgage Securities Trust 2013-GC13				7.00%, 04/25/2032	893	988
4.08%, 07/10/2046(c),(e)	5,000	4,571		9.00%, 05/25/2020	6	6
GS Mortgage Securities Trust 2014-GC20				Freddie Mac REMICS
4.96%, 04/10/2047(c)	2,000	1,983		1.38%, 04/15/2040(c),(d)	29,402	1,337
GS Mortgage Securities Trust 2014-GC24				2.50%, 11/15/2032	5,133	4,892
4.53%, 09/10/2047(c)	4,200	4,104		2.50%, 02/15/2043	2,722	2,596
JP Morgan Chase Commercial Mortgage				2.97%, 02/15/2021	2	2
Securities Trust 2013-C16				1.00 x 1 Month LIBOR + 0.90%
4.95%, 12/15/2046(c)	8,000	8,348		3.00%, 11/15/2030(d)	5,747	388
JPMDB Commercial Mortgage Securities				3.00%, 06/15/2040	5,260	5,197
Trust 2018-C8				3.00%, 10/15/2042	1,722	1,701
4.75%, 06/15/2051(c)	3,700	3,769		3.00%, 05/15/2044	1,588	1,473
Wells Fargo Commercial Mortgage Trust				3.00%, 04/15/2046	3,007	2,931
2014-LC16				3.00%, 11/15/2046	3,785	3,711
4.46%, 08/15/2050	500	491		3.50%, 03/15/2029	4,308	4,360
Wells Fargo Commercial Mortgage Trust				3.50%, 04/15/2040(d)	9,028	790
2015-C31				3.50%, 05/15/2043	3,695	3,709
4.61%, 11/15/2048(c)	6,000	5,961		3.50%, 08/15/2043	5,220	5,207
Wells Fargo Commercial Mortgage Trust				3.50%, 09/15/2043	7,680	7,541
2016-LC25				4.00%, 05/15/2039	4,825	4,904
4.44%, 12/15/2059(c)	1,000	1,019		4.00%, 11/15/2042(d)	10,731	1,897
WFRBS Commercial Mortgage Trust 2013-				4.00%, 01/15/2045	6,877	7,066
C14				4.00%, 04/15/2045	2,903	2,957
3.98%, 06/15/2046(c),(e)	2,500	2,262		6.50%, 08/15/2027	82	85
See accompanying notes.			65

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Ginnie Mae			4.00%, 08/01/2047	$13,065	$13,370
3.00%, 05/16/2037	$14,000	$13,855	4.00%, 01/01/2048	8,634	8,853
3.00%, 04/20/2047	3,238	2,762	4.00%, 06/01/2048	11,639	11,916
3.25%, 05/20/2045	5,281	5,179	4.50%, 04/01/2041	4,957	5,206
3.50%, 08/20/2039(d)	20,520	2,223	4.50%, 11/01/2043	4,907	5,164
3.50%, 01/20/2043(d)	17,464	3,695	5.00%, 10/01/2025	55	58
3.50%, 05/20/2043(d)	11,283	2,327	5.00%, 12/01/2032	59	62
3.50%, 10/20/2044(d)	21,671	3,579	5.00%, 02/01/2033	486	517
4.00%, 02/20/2034	4,587	4,636	5.00%, 01/01/2034	4,338	4,620
4.00%, 11/16/2038	456	462	5.00%, 05/01/2034	100	106
4.00%, 10/20/2043(d)	21,654	3,297	5.00%, 07/01/2035	42	44
4.00%, 04/20/2044(d)	6,358	1,148	5.00%, 07/01/2035	2	2
4.00%, 04/20/2046(d)	14,618	3,096	5.00%, 10/01/2035	9	10
5.00%, 11/20/2039	3,617	3,856	5.00%, 11/01/2035	358	380
JP Morgan Mortgage Trust 2016-4			5.00%, 07/01/2044	3,315	3,536
3.50%, 10/25/2046(c),(e)	4,684	4,568	5.00%, 03/01/2048	5,324	5,736
New Residential Mortgage Loan Trust 2015-			5.50%, 03/01/2029	1	1
2			5.50%, 05/01/2033	9	9
5.56%, 08/25/2055(c),(e)	5,963	6,316	5.50%, 10/01/2033	14	15
Sequoia Mortgage Trust 2013-2			5.50%, 12/01/2033	336	364
3.64%, 02/25/2043(c)	7,595	7,486	5.50%, 07/01/2037	19	20
Sequoia Mortgage Trust 2017-5			5.50%, 04/01/2038	8	8
3.50%, 08/25/2047(c),(e)	1,526	1,486	5.50%, 05/01/2038	46	49
Sequoia Mortgage Trust 2018-5			6.00%, 01/01/2021	24	24
3.50%, 05/25/2048(c),(e)	4,933	4,787	6.00%, 06/01/2028	7	8
		$238,370	6.00%, 05/01/2031	80	87
Other Asset Backed Securities - 0.88%			6.00%, 10/01/2031	2	3
CNH Equipment Trust 2016-C			6.00%, 02/01/2032	16	17
1.76%, 09/15/2023	1,600	1,555	6.00%, 09/01/2032	143	156
TAL Advantage V LLC			6.00%, 11/01/2033	246	267
3.33%, 05/20/2039(e)	3,584	3,564	6.00%, 11/01/2033	378	412
Towd Point Mortgage Trust			6.00%, 09/01/2034	69	76
4.25%, 10/25/2053(c),(e)	5,000	5,140	6.00%, 02/01/2035	71	78
Towd Point Mortgage Trust 2017-6			6.00%, 10/01/2036	43	47
3.25%, 10/25/2057(c),(e)	3,200	2,924	6.00%, 03/01/2037	77	83
		$13,183	6.00%, 05/01/2037	125	140
TOTAL BONDS		$439,508	6.00%, 01/01/2038	10	11
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 03/01/2038	38	41
AGENCY OBLIGATIONS - 69.38%	Amount (000's) Value (000's)		6.00%, 04/01/2038	117	128
Federal Home Loan Mortgage Corporation (FHLMC) - 16.03%			6.00%, 07/01/2038	139	152
2.50%, 08/01/2027	$1,406	$1,369	6.00%, 10/01/2038	108	118
2.50%, 02/01/2028	4,412	4,296	6.00%, 09/01/2039	3,749	4,165
3.00%, 02/01/2027	3,835	3,822	6.50%, 12/01/2021	100	105
3.00%, 04/01/2035	2,633	2,599	6.50%, 04/01/2022	103	108
3.00%, 10/01/2042	7,773	7,560	6.50%, 05/01/2022	54	56
3.00%, 10/01/2042	6,522	6,344	6.50%, 08/01/2022	28	30
3.00%, 05/01/2043	2,809	2,729	6.50%, 05/01/2023	64	65
3.00%, 07/01/2045	7,568	7,328	6.50%, 07/01/2023	2	2
3.00%, 10/01/2046	8,921	8,638	6.50%, 01/01/2024	1	1
3.00%, 01/01/2047	7,509	7,271	6.50%, 07/01/2025	1	1
3.50%, 11/01/2026	2,382	2,403	6.50%, 09/01/2025	1	1
3.50%, 02/01/2032	4,281	4,324	6.50%, 10/01/2025	1	1
3.50%, 04/01/2032	3,757	3,795	6.50%, 03/01/2029	40	44
3.50%, 12/01/2041	2,649	2,646	6.50%, 04/01/2031	159	176
3.50%, 04/01/2042	8,046	8,035	6.50%, 10/01/2031	57	63
3.50%, 07/01/2042	9,059	9,046	6.50%, 02/01/2032	8	9
3.50%, 08/01/2043	6,035	6,027	6.50%, 04/01/2032	7	8
3.50%, 02/01/2044	6,904	6,875	6.50%, 04/01/2035	5	6
3.50%, 04/01/2044	6,973	6,963	6.50%, 02/01/2037	29	32
3.50%, 08/01/2045	7,254	7,241	7.00%, 07/01/2024	2	2
3.50%, 07/01/2046	10,412	10,379	7.00%, 01/01/2028	301	319
3.50%, 01/01/2047	14,538	14,468	7.00%, 06/01/2029	97	108
3.50%, 01/01/2048	7,099	7,069	7.00%, 01/01/2031	1	1
3.72%, 10/01/2032	1	1	7.00%, 04/01/2031	68	73
1.00 x 12 Month LIBOR + 1.98%			7.00%, 10/01/2031	85	93
4.00%, 12/01/2041	4,736	4,871	7.00%, 04/01/2032	150	166
4.00%, 07/01/2042	3,326	3,421	7.50%, 12/01/2030	3	3
4.00%, 09/15/2042	2,698	2,765	7.50%, 02/01/2031	16	17
4.00%, 07/01/2043	4,418	4,545	7.50%, 02/01/2031	2	2
4.00%, 09/01/2044	5,349	5,501	8.50%, 07/01/2029	75	79
4.00%, 10/01/2045	9,143	9,386			$239,347
			Federal National Mortgage Association (FNMA) - 39.89%
			2.00%, 08/01/2028	2,584	2,473

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.00%, 07/01/2030	$6,522	$6,151		4.00%, 11/01/2044	$3,159	$3,250
2.00%, 12/01/2031	6,851	6,460		4.00%, 12/01/2044	6,528	6,717
2.50%, 06/01/2027	5,220	5,094		4.00%, 02/01/2045	5,464	5,622
2.50%, 05/01/2028	2,291	2,234		4.00%, 07/01/2045	6,228	6,361
2.50%, 08/01/2028	3,119	3,042		4.00%, 08/01/2045	6,399	6,584
2.50%, 03/01/2030	6,985	6,792		4.00%, 09/01/2045	10,945	11,263
2.50%, 12/01/2031	8,936	8,655		4.00%, 05/01/2046	13,042	13,374
3.00%, 04/01/2027	3,688	3,676		4.00%, 07/01/2047	8,342	8,555
3.00%, 05/01/2029	5,879	5,858		4.00%, 10/01/2047	6,849	7,015
3.00%, 01/01/2030	508	506		4.00%, 12/01/2047	5,717	5,864
3.00%, 08/01/2031	10,179	10,121		4.50%, 12/01/2019	8	8
3.00%, 10/01/2036	6,760	6,639		4.50%, 01/01/2020	35	35
3.00%, 02/01/2037	6,109	5,999		4.50%, 09/01/2025	1,612	1,666
3.00%, 11/01/2042	8,001	7,784		4.50%, 08/01/2039	3,124	3,270
3.00%, 12/01/2042	5,967	5,803		4.50%, 03/01/2041	3,761	3,941
3.00%, 12/01/2042	6,149	5,981		4.50%, 03/01/2042	8,618	9,052
3.00%, 01/01/2043	5,870	5,709		4.50%, 09/01/2043	4,656	4,903
3.00%, 01/01/2043	5,222	5,080		4.50%, 09/01/2043	3,993	4,204
3.00%, 02/01/2043	6,203	6,031		4.50%, 09/01/2043	7,076	7,451
3.00%, 04/01/2043	7,343	7,127		4.50%, 11/01/2043	6,457	6,800
3.00%, 06/01/2043	11,087	10,785		4.50%, 09/01/2044	5,251	5,529
3.00%, 08/01/2043	7,237	7,039		4.50%, 10/01/2044	3,575	3,764
3.00%, 07/01/2045	2,958	2,862		4.50%, 12/01/2044	8,819	9,287
3.00%, 01/01/2046	5,806	5,630		4.50%, 05/01/2045	3,875	4,078
3.00%, 05/01/2046	5,818	5,637		4.50%, 09/01/2045	5,862	6,160
3.00%, 07/01/2046	8,034	7,760		4.50%, 11/01/2045	9,233	9,696
3.00%, 09/01/2046	6,684	6,476		5.00%, 11/01/2018	3	3
3.00%, 10/01/2046	7,706	7,452		5.00%, 04/01/2019	5	5
3.00%, 11/01/2046	12,030	11,655		5.00%, 01/01/2026	65	68
3.00%, 12/01/2046	8,891	8,587		5.00%, 04/01/2035	160	172
3.00%, 01/01/2047	6,825	6,612		5.00%, 05/01/2035	77	82
3.35%, 12/01/2033	99	103		5.00%, 07/01/2035	27	29
1.00 x 12 Month LIBOR + 1.60%				5.00%, 02/01/2038	2,067	2,221
3.50%, 08/01/2031	5,222	5,280		5.00%, 03/01/2038	1,342	1,443
3.50%, 02/01/2033	9,913	10,032		5.00%, 02/01/2040	7,050	7,587
3.50%, 02/01/2042	6,456	6,456		5.00%, 05/01/2040	2,748	2,958
3.50%, 06/01/2042	3,320	3,317		5.00%, 07/01/2040	1,792	1,927
3.50%, 07/01/2042	5,109	5,104		5.00%, 07/01/2041	8,100	8,716
3.50%, 09/01/2042	8,722	8,714		5.00%, 02/01/2044	3,570	3,831
3.50%, 11/01/2042	5,173	5,168		5.00%, 06/01/2044	3,688	3,958
3.50%, 02/01/2043	2,170	2,171		5.50%, 06/01/2019	1	1
3.50%, 05/01/2043	5,225	5,218		5.50%, 06/01/2019	1	1
3.50%, 05/01/2043	2,768	2,770		5.50%, 07/01/2019	1	1
3.50%, 10/01/2044	6,886	6,890		5.50%, 07/01/2019	6	6
3.50%, 11/01/2044	6,039	6,065		5.50%, 07/01/2019	3	3
3.50%, 03/01/2045	5,681	5,673		5.50%, 07/01/2019	1	1
3.50%, 03/01/2045	3,229	3,215		5.50%, 08/01/2019	1	1
3.50%, 06/01/2045	7,198	7,199		5.50%, 08/01/2019	5	5
3.50%, 08/01/2045	6,118	6,120		5.50%, 09/01/2019	4	4
3.50%, 09/01/2045	5,460	5,437		5.50%, 06/01/2026	63	67
3.50%, 10/01/2045	6,139	6,136		5.50%, 05/01/2033	82	85
3.50%, 11/01/2045	11,409	11,379		5.50%, 07/01/2033	626	681
3.50%, 01/01/2046	5,368	5,365		5.50%, 02/01/2037	6	7
3.50%, 03/01/2046	7,592	7,582		5.50%, 12/01/2037	937	1,019
3.50%, 04/01/2046	7,984	7,974		5.50%, 03/01/2038	223	242
3.50%, 12/01/2046	8,810	8,763		6.00%, 08/01/2018	3	3
3.50%, 10/01/2047	4,539	4,507		6.00%, 12/01/2022	9	10
3.50%, 10/01/2047	5,630	5,615		6.00%, 03/01/2029	40	44
3.88%, 11/01/2033	10	10		6.00%, 12/01/2031	2	2
1.00 x 6 Month LIBOR + 2.26%				6.00%, 12/01/2031	2	2
4.00%, 01/01/2034	1,385	1,428		6.00%, 01/01/2032	135	142
4.00%, 10/01/2037	7,068	7,246		6.00%, 11/01/2032	6	7
4.00%, 09/01/2040	2,846	2,915		6.00%, 04/01/2033	209	222
4.00%, 02/01/2042	2,279	2,336		6.00%, 03/01/2034	137	148
4.00%, 01/01/2043	2,205	2,269		6.00%, 09/01/2034	515	541
4.00%, 03/01/2043	4,088	4,188		6.00%, 11/01/2037	11	12
4.00%, 08/01/2043	4,094	4,211		6.00%, 02/01/2038	69	75
4.00%, 08/01/2043	7,522	7,738		6.00%, 03/01/2038	54	58
4.00%, 04/01/2044	2,972	3,058		6.00%, 08/01/2038	505	553
4.00%, 08/01/2044	10,546	10,852		6.00%, 04/01/2039	685	758
4.00%, 08/01/2044	4,056	4,174		6.50%, 09/01/2024	151	165
				6.50%, 08/01/2028	19	21
				6.50%, 12/01/2028	35	38

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
6.50%, 02/01/2029	$18	$20	6.00%, 09/15/2032	$62	$67
6.50%, 03/01/2029	26	29	6.00%, 02/15/2033	18	19
6.50%, 04/01/2029	23	26	6.00%, 07/20/2033	854	936
6.50%, 06/01/2031	70	77	6.00%, 08/15/2038	68	74
6.50%, 06/01/2031	65	71	6.50%, 09/15/2023	15	17
6.50%, 06/01/2031	78	86	6.50%, 09/15/2023	4	4
6.50%, 12/01/2031	2	2	6.50%, 09/15/2023	10	11
6.50%, 01/01/2032	31	34	6.50%, 10/15/2023	13	14
6.50%, 04/01/2032	202	221	6.50%, 12/15/2023	14	15
6.50%, 04/01/2032	20	22	6.50%, 12/15/2023	4	4
6.50%, 08/01/2032	89	98	6.50%, 12/15/2023	8	9
6.50%, 11/01/2032	101	108	6.50%, 12/15/2023	13	14
6.50%, 11/01/2032	369	397	6.50%, 01/15/2024	5	5
6.50%, 02/01/2033	147	162	6.50%, 01/15/2024	2	2
6.50%, 04/01/2036	5	6	6.50%, 01/15/2024	22	24
6.50%, 08/01/2036	50	56	6.50%, 01/15/2024	3	4
6.50%, 08/01/2036	83	92	6.50%, 01/15/2024	11	12
6.50%, 10/01/2036	36	40	6.50%, 01/15/2024	3	3
6.50%, 11/01/2036	27	30	6.50%, 03/15/2024	10	11
6.50%, 07/01/2037	31	34	6.50%, 04/15/2024	9	10
6.50%, 07/01/2037	16	18	6.50%, 04/20/2024	5	5
6.50%, 08/01/2037	37	41	6.50%, 07/15/2024	23	25
6.50%, 08/01/2037	399	447	6.50%, 01/15/2026	5	6
6.50%, 02/01/2038	27	31	6.50%, 03/15/2026	8	8
6.50%, 05/01/2038	5	5	6.50%, 07/20/2026	2	2
7.00%, 05/01/2022	7	7	6.50%, 10/20/2028	7	8
7.00%, 08/01/2028	59	65	6.50%, 03/20/2031	57	64
7.00%, 12/01/2028	59	65	6.50%, 04/20/2031	46	52
7.00%, 07/01/2029	60	66	6.50%, 07/15/2031	1	1
7.00%, 11/01/2031	149	159	6.50%, 10/15/2031	10	11
7.00%, 07/01/2032	130	140	6.50%, 07/15/2032	3	3
7.50%, 12/01/2024	81	85	6.50%, 05/20/2034	542	610
7.50%, 07/01/2029	10	10	6.80%, 04/20/2025	28	28
7.50%, 02/01/2030	67	71	7.00%, 11/15/2022	3	3
7.50%, 01/01/2031	1	1	7.00%, 12/15/2022	21	22
7.50%, 08/01/2032	9	9	7.00%, 01/15/2023	5	5
8.50%, 09/01/2025	1	1	7.00%, 01/15/2023	2	2
9.00%, 09/01/2030	11	11	7.00%, 01/15/2023	11	11
		$595,605	7.00%, 02/15/2023	15	15
Government National Mortgage Association (GNMA) - 8.39%			7.00%, 07/15/2023	6	6
3.00%, 11/15/2042	7,067	6,927	7.00%, 07/15/2023	6	6
3.00%, 11/15/2042	4,905	4,813	7.00%, 07/15/2023	4	4
3.00%, 12/15/2042	4,882	4,798	7.00%, 08/15/2023	12	12
3.00%, 02/15/2043	5,478	5,369	7.00%, 10/15/2023	3	3
3.00%, 09/20/2046	7,706	7,540	7.00%, 12/15/2023	11	11
3.00%, 11/20/2046	5,293	5,172	7.00%, 12/15/2023	6	6
3.50%, 08/20/2042	4,924	4,938	7.00%, 01/15/2026	8	8
3.50%, 05/15/2043	8,285	8,330	7.00%, 01/15/2027	11	12
3.50%, 06/20/2043	5,706	5,728	7.00%, 10/15/2027	1	1
3.50%, 08/15/2043	6,743	6,774	7.00%, 10/15/2027	1	1
3.50%, 04/20/2045	5,151	5,161	7.00%, 10/15/2027	7	7
3.50%, 09/20/2045	7,521	7,541	7.00%, 12/15/2027	4	4
3.50%, 02/20/2047	2,425	2,425	7.00%, 12/15/2027	1	1
3.50%, 05/20/2047	14,708	14,818	7.00%, 02/15/2028	1	1
3.50%, 10/20/2047	5,745	5,752	7.00%, 04/15/2028	2	2
4.00%, 08/15/2041	4,385	4,516	7.00%, 06/15/2028	100	106
4.00%, 09/15/2041	6,851	7,071	7.00%, 12/15/2028	60	63
4.00%, 03/15/2044	4,398	4,545	7.00%, 01/15/2029	42	45
4.00%, 10/20/2044	4,141	4,251	7.00%, 03/15/2029	22	23
5.00%, 02/15/2034	129	138	7.00%, 04/15/2029	155	165
5.00%, 10/15/2039	2,777	2,965	7.00%, 04/15/2029	9	9
5.50%, 07/20/2033	1,081	1,179	7.00%, 05/15/2031	6	7
5.50%, 03/20/2034	1,104	1,203	7.00%, 07/15/2031	1	1
5.50%, 05/20/2035	117	127	7.00%, 09/15/2031	1	1
6.00%, 10/15/2023	70	75	7.50%, 12/15/2021	11	11
6.00%, 11/15/2023	12	13	7.50%, 03/15/2022	5	5
6.00%, 11/15/2023	26	28	7.50%, 04/15/2022	15	15
6.00%, 12/15/2023	7	8	7.50%, 04/15/2022	1	1
6.00%, 03/15/2024	11	12	7.50%, 08/15/2022	10	10
6.00%, 04/20/2026	38	42	7.50%, 08/15/2022	1	1
6.00%, 10/20/2028	5	6	7.50%, 08/15/2022	2	2
6.00%, 02/20/2029	65	71	7.50%, 02/15/2023	5	6
			7.50%, 05/15/2023	1	1

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)
7.50%, 05/15/2023	$6	$6
7.50%, 06/15/2023	4	4
7.50%, 03/15/2024	9	10
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	5	5
7.50%, 05/15/2027	13	14
7.50%, 06/15/2027	8	9
7.50%, 08/15/2029	33	36
7.50%, 10/15/2029	16	16
7.50%, 11/15/2029	43	44
8.00%, 02/15/2022	7	7
8.00%, 04/15/2022	2	2
8.00%, 12/15/2030	5	6
9.00%, 11/15/2021	18	18
9.50%, 09/20/2018	1	1
9.50%, 08/15/2021	12	13
		$125,221
U.S. Treasury - 4.64%
1.13%, 03/31/2020	2,000	1,951
2.00%, 02/15/2025	3,700	3,497
2.13%, 12/31/2022	4,920	4,775
3.13%, 05/15/2021	18,000	18,174
4.25%, 11/15/2040	8,710	10,380
4.50%, 02/15/2036	6,000	7,225
5.25%, 11/15/2028	9,600	11,527
6.25%, 08/15/2023	10,100	11,706
		$69,235
U.S. Treasury Strip - 0.43%
0.00%, 05/15/2020(f),(g)	6,800	6,496

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,035,904
Total Investments		$1,497,552
Other Assets and Liabilities - (0.30)%		$(4,446)
TOTAL NET ASSETS - 100.00%		$1,493,106

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $69,247 or 4.64% of net assets.
(f)	Non-income producing security
(g)	Security is a Principal Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	92.52%
Government	5.07%
Investment Companies	1.48%
Asset Backed Securities	1.23%
Other Assets and Liabilities	(0.30)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$230,145	$208,005	$22,140
		$—		$230,145	$208,005	$22,140

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$163		$—		$—	$—
	$163		$—		$—	$—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government Money Market Fund July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 8.47%	Shares Held	Value (000's)	U.S. GOVERNMENT & GOVERNMENT	Principal
Money Market Funds - 8.47%			AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
DWS Government Money Market Series	82,900,000	$82,900	U.S. Treasury Bill (continued)
1.82%(a)			1.94%, 10/04/2018	40,000	$39,862
Goldman Sachs Financial Square Funds -	54,500,000	54,500			$294,430
Government Fund 1.83%(a)			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Morgan Stanley Institutional Liquidity Funds -	54,300,000	54,300	OBLIGATIONS		$294,430
Government Portfolio 1.82%(a)				Maturity
STIT-Government & Agency Portfolio	80,400,000	80,400	REPURCHASE AGREEMENTS - 22.72%	Amount (000's)	Value (000's)
1.84%(a)			Banks - 22.72%
		$272,100	Bank of Montreal Repurchase Agreement;	$100,005	$100,000
TOTAL INVESTMENT COMPANIES		$272,100	1.89% dated 07/31/2018 maturing
	Principal		08/01/2018 (collateralized by US
BONDS - 59.79%	Amount (000's)	Value (000's)	Government Securities; $102,000,098;
Finance - Mortgage Loan/Banker - 59.79%			0.00% - 3.75%; dated 08/16/2018 -
Fannie Mae Discount Notes			11/15/2047)
1.84%, 08/28/2018	$40,000	$39,945	Bank of New York Mellon Repurchase	125,007	125,000
1.95%, 10/10/2018	15,000	14,943	Agreement; 1.90% dated 07/31/2018
Federal Home Loan Bank Discount Notes			maturing 08/01/2018 (collateralized by US
1.77%, 08/03/2018	85,900	85,891	Government Securities; $127,500,086;
1.77%, 08/08/2018	55,711	55,691	0.00% - 2.13%; dated 05/23/2019 -
1.84%, 08/20/2018	30,000	29,971	02/29/2024)
1.85%, 08/01/2018	83,800	83,800	Barclays Capital Repurchase Agreement;	125,007	125,000
1.85%, 08/07/2018	47,885	47,870	1.90% dated 07/31/2018 maturing
1.87%, 08/02/2018	30,000	29,998	08/01/2018 (collateralized by US
1.87%, 08/14/2018	20,000	19,987	Government Securities; $127,500,052;
1.88%, 08/22/2018	44,227	44,178	0.00% - 2.25%; dated 11/15/2018 -
1.89%, 08/06/2018	70,000	69,982	05/15/2046)
1.89%, 08/10/2018	50,300	50,276	Goldman Sachs Repurchase Agreement;	80,004	80,000
1.89%, 08/21/2018	45,000	44,953	1.89% dated 07/31/2018 maturing
1.89%, 09/05/2018	90,000	89,834	08/01/2018 (collateralized by US
1.90%, 08/09/2018	45,000	44,981	Government Securities; $81,600,000;
1.90%, 08/13/2018	45,000	44,971	0.00% - 1.75%; dated 09/22/2023 -
1.90%, 08/15/2018	55,000	54,961	02/15/2036)
1.90%, 08/23/2018	40,000	39,954	Merrill Lynch Repurchase Agreement; 1.90%	100,005	100,000
1.90%, 08/27/2018	20,759	20,731	dated 07/31/2018 maturing 08/01/2018
1.90%, 08/31/2018	65,400	65,296	(collateralized by US Government
1.90%, 09/17/2018	30,000	29,926	Securities; $102,001,867; 2.50% - 4.00%;
1.91%, 08/17/2018	50,000	49,958	dated 04/23/2020 - 02/23/2037)
1.91%, 08/24/2018	45,005	44,950	Mizuho Securities Repurchase Agreement;	100,005	100,000
1.91%, 09/04/2018	80,000	79,858	1.92% dated 07/31/2018 maturing
1.91%, 09/10/2018	55,000	54,882	08/01/2018 (collateralized by US
1.91%, 09/11/2018	30,000	29,935	Government Securities; $102,000,025;
1.91%, 09/25/2018	35,000	34,898	0.00% - 3.00%; dated 11/23/2018 -
1.92%, 08/29/2018	30,000	29,955	02/15/2048)
1.92%, 09/13/2018	45,000	44,897	Royal Bank of Canada Repurchase	100,005	100,000
1.92%, 09/14/2018	40,000	39,906	Agreement; 1.89% dated 07/31/2018
1.93%, 09/07/2018	40,000	39,921	maturing 08/01/2018 (collateralized by US
1.95%, 10/05/2018	50,000	49,824	Government Securities; $102,000,073;
1.97%, 10/22/2018	30,111	29,976	0.13% - 3.13%; dated 04/15/2021 -
1.98%, 10/09/2018	20,000	19,924	05/15/2046)
1.99%, 10/17/2018	26,450	26,337			$730,000
1.99%, 10/19/2018	35,600	35,445	TOTAL REPURCHASE AGREEMENTS		$730,000
2.00%, 10/30/2018	41,050	40,845	Total Investments		$3,217,296
2.01%, 11/06/2018	30,000	29,837	Other Assets and Liabilities - (0.14)%		$(4,480)
Freddie Mac Discount Notes			TOTAL NET ASSETS - 100.00%		$3,212,816
1.82%, 08/02/2018	30,000	29,998
1.89%, 09/19/2018	50,000	49,871	(a) Current yield shown is as of period end.
1.90%, 08/27/2018	25,000	24,966
1.95%, 10/09/2018	40,000	39,851
1.96%, 10/11/2018	30,000	29,884	Portfolio Summary (unaudited)
1.96%, 10/18/2018	56,950	56,709	Sector		Percent
		$1,920,766	Government		68.95%
TOTAL BONDS		$1,920,766	Financial		22.72%
U.S. GOVERNMENT & GOVERNMENT	Principal		Investment Companies		8.47%
AGENCY OBLIGATIONS - 9.16%	Amount (000's)	Value (000's)	Other Assets and Liabilities		(0.14)%
U.S. Treasury Bill - 9.16%			TOTAL NET ASSETS		100.00%
1.84%, 08/02/2018	$30,000	$29,999
1.85%, 08/16/2018	50,000	49,962
1.88%, 08/30/2018	40,000	39,939
1.88%, 09/06/2018	50,000	49,906
1.90%, 09/20/2018	50,000	49,868
1.91%, 09/27/2018	35,000	34,894

See accompanying notes.

Schedule of Investments High Yield Fund July 31, 2018 (unaudited)

COMMON STOCKS - 0.74%	Shares Held	Value (000's)		Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Ogden Corp (a),(b),(c)	5,000,000	$—	Banks (continued)
			CIT Group Inc (continued)
Oil & Gas - 0.74%			6.13%, 03/09/2028	$2,540	$2,667
Chaparral Energy Inc - A Shares (a),(d)	810,093	14,784	ING Groep NV
Chaparral Energy Inc - A Shares (a),(c),(d)	6,193	113	6.00%, 12/31/2049(j),(k)	8,430	8,509
Chaparral Energy Inc - B Shares (a),(d)	170,356	2,981	USSW5 Index Spread + 4.45%
Patterson-UTI Energy Inc	338,411	5,821	Intesa Sanpaolo SpA
		$23,699	5.02%, 06/26/2024(g)	5,100	4,708
TOTAL COMMON STOCKS		$23,699	JPMorgan Chase & Co
INVESTMENT COMPANIES - 1.12%	Shares Held	Value (000's)	4.62%, 12/31/2049(j),(k)	17,995	16,793
Money Market Funds - 1.12%			3 Month LIBOR + 2.58%
Principal Government Money Market Fund	35,935,148	35,935			$56,139
1.76%(e),(f)			Building Materials - 1.10%
			BMC East LLC
TOTAL INVESTMENT COMPANIES		$35,935	5.50%, 10/01/2024(g)	9,540	9,349
PREFERRED STOCKS - 0.30%	Shares Held	Value (000's)	Cemex SAB de CV
Agriculture - 0.30%			5.70%, 01/11/2025(g)	7,625	7,739
Pinnacle Operating Corp 0.00% (a),(c),(d)	11,469,815	$9,749	6.13%, 05/05/2025(g)	4,000	4,136
			Jeld-Wen Inc
TOTAL PREFERRED STOCKS		$9,749	4.63%, 12/15/2025(g)	4,030	3,829
			4.88%, 12/15/2027(g)	2,465	2,296
	Principal
BONDS - 88.62%	Amount (000's)	Value (000's)	Standard Industries Inc/NJ
			4.75%, 01/15/2028(g)	8,820	8,070
Aerospace & Defense - 1.90%
Air 2 US					$35,419
8.63%, 10/01/2020(g)	$1,284	$1,295	Chemicals - 2.97%
BBA US Holdings Inc			Alpha 2 BV
5.38%, 05/01/2026(g)	2,890	2,911	8.75%, PIK 9.50%, 06/01/2023(g),(h),(i)	6,300	6,316
Bombardier Inc			Aruba Investments Inc
6.13%, 01/15/2023(g)	3,570	3,628	8.75%, 02/15/2023(g)	11,725	12,018
7.50%, 12/01/2024(g)	7,175	7,632	Blue Cube Spinco LLC
7.50%, 03/15/2025(g)	23,035	24,187	9.75%, 10/15/2023	5,350	6,059
Triumph Group Inc			CF Industries Inc
7.75%, 08/15/2025	23,190	21,625	5.15%, 03/15/2034	13,265	12,270
		$61,278	Consolidated Energy Finance SA
			6.50%, 05/15/2026(g)	13,785	13,613
Agriculture - 0.47%			6.88%, 06/15/2025(g)	20,910	21,276
Pinnacle Operating Corp
9.00%, 05/15/2023(g)	16,469	15,234	GCP Applied Technologies Inc
			5.50%, 04/15/2026(g)	11,130	11,019
Airlines - 0.10%			NOVA Chemicals Corp
			5.25%, 06/01/2027(g)	10,415	9,748
American Airlines 2015-1 Class B Pass
Through Trust			Olin Corp
3.70%, 11/01/2024	2,023	1,997	5.00%, 02/01/2030	3,545	3,350
US Airways 2001-1G Pass Through Trust					$95,669
7.08%, 09/20/2022	994	1,053	Coal - 0.28%
		$3,050	Alliance Resource Operating Partners LP /
Automobile Manufacturers - 1.44%			Alliance Resource Finance Corp
			7.50%, 05/01/2025(g)	8,415	8,888
Jaguar Land Rover Automotive PLC
3.50%, 03/15/2020(g)	7,400	7,326
4.50%, 10/01/2027(g)	7,565	6,705	Commercial Services - 1.67%
Mclaren Finance PLC			Ahern Rentals Inc
5.75%, 08/01/2022(g)	3,010	2,965	7.38%, 05/15/2023(g)	16,595	16,263
Navistar International Corp			Garda World Security Corp
6.63%, 11/01/2025(g)	28,228	29,471	8.75%, 05/15/2025(g)	14,630	14,703
		$46,467	TMS International Corp
			7.25%, 08/15/2025(g)	11,135	11,316
Automobile Parts & Equipment - 1.19%
Allison Transmission Inc			United Rentals North America Inc
4.75%, 10/01/2027(g)	1,575	1,465	4.63%, 10/15/2025	6,135	5,920
5.00%, 10/01/2024(g)	7,180	7,054	4.88%, 01/15/2028	2,815	2,630
American Axle & Manufacturing Inc			5.88%, 09/15/2026	2,720	2,761
6.25%, 04/01/2025	19,180	18,653			$53,593
Dana Inc			Computers - 1.26%
5.50%, 12/15/2024	8,530	8,359	Dell International LLC / EMC Corp
			7.13%, 06/15/2024(g)	32,590	35,034
IHO Verwaltungs GmbH
4.75%, PIK 5.50%, 09/15/2026(g),(h),(i)	2,985	2,807	West Corp
			8.50%, 10/15/2025(g)	6,240	5,429
		$38,338
Banks - 1.75%					$40,463
Barclays PLC			Consumer Products - 0.54%
4.84%, 05/09/2028	9,515	9,068	Prestige Brands Inc
			6.38%, 03/01/2024(g)	9,095	9,084
CIT Group Inc
5.00%, 08/15/2022	8,500	8,659	Spectrum Brands Inc
5.25%, 03/07/2025	1,270	1,299	5.75%, 07/15/2025	8,205	8,184
5.80%, 12/31/2049(j),(k)	4,515	4,436			$17,268
3 Month LIBOR + 3.97%

See accompanying notes.

Schedule of Investments High Yield Fund July 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Distribution & Wholesale - 1.08%			Entertainment (continued)
American Builders & Contractors Supply Co			Enterprise Development Authority/The
Inc			12.00%, 07/15/2024(g)	$14,350	$13,919
5.75%, 12/15/2023(g)	$5,550	$5,702	GLP Capital LP / GLP Financing II Inc
5.88%, 05/15/2026(g)	6,055	6,032	4.38%, 04/15/2021	1,668	1,693
Global Partners LP / GLP Finance Corp			5.38%, 04/15/2026	14,370	14,601
7.00%, 06/15/2023	10,170	10,094	International Game Technology PLC
H&E Equipment Services Inc			6.50%, 02/15/2025(g)	11,815	12,480
5.63%, 09/01/2025	13,145	12,981	Scientific Games International Inc
		$34,809	5.00%, 10/15/2025(g)	8,485	8,167
Diversified Financial Services - 4.64%			10.00%, 12/01/2022	4,100	4,377
Ally Financial Inc			Stars Group Holdings BV / Stars Group US
5.75%, 11/20/2025	39,290	40,714	Co-Borrower LLC
Avation Capital SA			7.00%, 07/15/2026(g)	3,005	3,095
6.50%, 05/15/2021(g)	5,900	5,937	WMG Acquisition Corp
Credit Acceptance Corp			4.88%, 11/01/2024(g)	4,270	4,174
6.13%, 02/15/2021	12,090	12,226	5.00%, 08/01/2023(g)	5,510	5,427
7.38%, 03/15/2023	8,140	8,547	5.50%, 04/15/2026(g)	3,205	3,173
Doric Nimrod Air Finance Alpha Ltd 2012-1					$114,804
Class B Pass Through Trust			Food - 1.87%
6.50%, 05/30/2021(g)	916	932	Ingles Markets Inc
E*TRADE Financial Corp			5.75%, 06/15/2023	15,890	15,930
5.30%, 12/31/2049(j),(k)	17,600	17,314	JBS USA LUX SA / JBS USA Finance Inc
3 Month LIBOR + 3.16%			5.75%, 06/15/2025(g)	5,340	5,000
Lions Gate Capital Holdings LLC			7.25%, 06/01/2021(g)	9,163	9,220
5.88%, 11/01/2024(g)	8,635	8,829	7.25%, 06/01/2021(g)	1,710	1,721
Navient Corp			Lamb Weston Holdings Inc
6.13%, 03/25/2024	12,725	12,534	4.88%, 11/01/2026(g)	6,795	6,685
6.63%, 07/26/2021	4,245	4,383	Post Holdings Inc
6.75%, 06/15/2026	6,320	6,225	5.00%, 08/15/2026(g)	18,185	17,139
Springleaf Finance Corp			5.75%, 03/01/2027(g)	4,490	4,366
6.88%, 03/15/2025	21,715	22,041			$60,061
7.13%, 03/15/2026	1,375	1,398	Forest Products & Paper - 0.19%
Vantiv LLC / Vantiv Issuer Corp			Sappi Papier Holding GmbH
4.38%, 11/15/2025(g)	8,780	8,308	7.50%, 06/15/2032(g)	5,985	6,090
		$149,388
Electric - 1.37%			Gas - 0.53%
Elwood Energy LLC			NGL Energy Partners LP / NGL Energy
8.16%, 07/05/2026	6,037	6,671	Finance Corp
Indiantown Cogeneration LP			6.88%, 10/15/2021	725	736
9.77%, 12/15/2020	1,197	1,290	7.50%, 11/01/2023	16,082	16,403
NRG Energy Inc					$17,139
5.75%, 01/15/2028(g)	5,930	5,884	Healthcare - Products - 1.12%
6.25%, 05/01/2024	6,760	6,954	DJO Finance LLC / DJO Finance Corp
6.63%, 01/15/2027	1,960	2,019	8.13%, 06/15/2021(g)	9,190	9,443
7.25%, 05/15/2026	8,070	8,595	Kinetic Concepts Inc / KCI USA Inc
Vistra Energy Corp			7.88%, 02/15/2021(g)	9,455	9,674
7.38%, 11/01/2022	10,270	10,719	Universal Hospital Services Inc
8.13%, 01/30/2026(g)	1,840	2,022	7.63%, 08/15/2020	16,905	16,929
		$44,154			$36,046
Electrical Components & Equipment - 0.26%			Healthcare - Services - 4.51%
Energizer Gamma Acquisition Inc			AHP Health Partners Inc
6.38%, 07/15/2026(g)	3,740	3,843	9.75%, 07/15/2026(g)	9,500	9,631
Energizer Holdings Inc			Centene Corp
5.50%, 06/15/2025(g)	4,600	4,525	4.75%, 05/15/2022	2,695	2,725
		$8,368	5.38%, 06/01/2026(g)	6,410	6,562
Engineering & Construction - 0.54%			6.13%, 02/15/2024	9,525	10,025
MasTec Inc			HCA Inc
4.88%, 03/15/2023	8,705	8,465	4.50%, 02/15/2027	1,680	1,634
Tutor Perini Corp			4.75%, 05/01/2023	21,400	21,678
6.88%, 05/01/2025(g)	9,090	9,022	5.00%, 03/15/2024	14,905	15,129
		$17,487	5.25%, 04/15/2025	3,915	4,001
Entertainment - 3.57%			5.25%, 06/15/2026	3,825	3,882
Boyne USA Inc			5.88%, 03/15/2022	2,165	2,275
7.25%, 05/01/2025(g)	3,725	3,893	MPH Acquisition Holdings LLC
Caesars Resort Collection LLC / CRC Finco			7.13%, 06/01/2024(g)	7,807	8,080
Inc			Polaris Intermediate Corp
5.25%, 10/15/2025(g)	18,190	17,508	8.50%, PIK 9.25%, 12/01/2022(g),(h),(i)	15,050	15,558
CCM Merger Inc			Tenet Healthcare Corp
6.00%, 03/15/2022(g)	11,290	11,488	4.63%, 07/15/2024	13,860	13,427
Eldorado Resorts Inc			7.50%, 01/01/2022(g)	3,920	4,106
6.00%, 04/01/2025	3,340	3,373	8.13%, 04/01/2022	8,730	9,298
7.00%, 08/01/2023	7,075	7,436

See accompanying notes.

Schedule of Investments High Yield Fund July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Healthcare - Services (continued)			Machinery - Construction & Mining - 0.32%
WellCare Health Plans Inc			BlueLine Rental Finance Corp / BlueLine
5.25%, 04/01/2025	$17,140	$17,247	Rental LLC
		$145,258	9.25%, 03/15/2024(g)		$9,860	$10,415
Home Builders - 1.93%
Century Communities Inc			Machinery - Diversified - 0.47%
5.88%, 07/15/2025	18,005	16,970	Cloud Crane LLC
Lennar Corp			10.13%, 08/01/2024(g)		12,195	13,170
4.50%, 04/30/2024	4,537	4,401	Mueller Water Products Inc
4.75%, 11/15/2022	7,561	7,561	5.50%, 06/15/2026(g)		1,820	1,836
4.88%, 12/15/2023	5,060	5,047				$15,006
LGI Homes Inc			Media - 8.67%
6.88%, 07/15/2026(g)	8,735	8,735	Altice Financing SA
Taylor Morrison Communities Inc / Taylor			6.63%, 02/15/2023(g)		15,100	15,270
Morrison Holdings II Inc			Altice France SA/France
5.63%, 03/01/2024(g)	8,500	8,269	6.00%, 05/15/2022(g)		17,005	17,527
Williams Scotsman International Inc			8.13%, 02/01/2027(g)		9,145	9,340
7.88%, 12/15/2022(g)	10,795	11,254	Altice Luxembourg SA
		$62,237	7.75%, 05/15/2022(g)		12,260	12,199
Insurance - 3.25%			AMC Networks Inc
AssuredPartners Inc			4.75%, 08/01/2025		11,380	10,925
7.00%, 08/15/2025(g)	7,725	7,455	5.00%, 04/01/2024		7,435	7,333
Catlin Insurance Co Ltd			CCO Holdings LLC / CCO Holdings Capital
5.32%, 07/29/2049(g),(j)	12,565	12,439	Corp
3 Month LIBOR + 2.98%			5.13%, 05/01/2023(g)		39,650	39,551
HUB International Ltd			5.13%, 05/01/2027(g)		6,355	6,067
7.00%, 05/01/2026(g)	3,380	3,393	5.50%, 05/01/2026(g)		2,840	2,790
Liberty Mutual Group Inc			5.75%, 02/15/2026(g)		1,680	1,670
5.25%, 03/07/2067(g)	19,172	18,836	CSC Holdings LLC
3 Month LIBOR + 2.91%			5.50%, 04/15/2027(g)		3,195	3,075
Voya Financial Inc			6.63%, 10/15/2025(g)		4,225	4,362
5.65%, 05/15/2053(k)	50,127	50,551	10.13%, 01/15/2023(g)		13,135	14,449
3 Month LIBOR + 3.58%			DISH DBS Corp
XLIT Ltd			5.88%, 07/15/2022		15,975	14,937
4.80%, 12/31/2049(j)	12,160	11,978	5.88%, 11/15/2024		15,440	12,815
3 Month LIBOR + 2.46%			6.75%, 06/01/2021		16,110	16,195
		$104,652	7.75%, 07/01/2026		9,385	8,200
Internet - 0.96%			Meredith Corp
			6.88%, 02/01/2026(g)		23,720	23,898
Netflix Inc
4.38%, 11/15/2026	14,505	13,598	Radiate Holdco LLC / Radiate Finance Inc
			6.63%, 02/15/2025(g)		5,715	5,344
Zayo Group LLC / Zayo Capital Inc			6.88%, 02/15/2023(g)		6,575	6,361
6.00%, 04/01/2023	16,915	17,359
		$30,957	Unitymedia GmbH
			6.13%, 01/15/2025(g)		8,940	9,297
Iron & Steel - 1.73%
			Virgin Media Finance PLC
AK Steel Corp			5.75%, 01/15/2025 (g)		5,000	4,684
6.38%, 10/15/2025	8,995	8,298	6.00%, 10/15/2024(g)		2,940	2,874
7.00%, 03/15/2027	3,840	3,643
			Virgin Media Secured Finance PLC
7.50%, 07/15/2023	5,570	5,751	5.25%, 01/15/2026 (g)		3,965	3,727
7.63%, 10/01/2021	2,465	2,508
			Ziggo Bond Finance BV
ArcelorMittal			6.00%, 01/15/2027 (g)		13,705	12,540
7.00%, 10/15/2039	20,270	22,855
			Ziggo BV
Cleveland-Cliffs Inc			5.50%, 01/15/2027	(g)	14,095	13,425
4.88%, 01/15/2024(g)	4,485	4,384
Commercial Metals Co						$278,855
4.88%, 05/15/2023	8,468	8,256	Metal Fabrication & Hardware - 0.08%
		$55,695	Park-Ohio Industries Inc
Leisure Products & Services - 0.72%			6.63%, 04/15/2027		2,575	2,601
Constellation Merger Sub Inc
8.50%, 09/15/2025(g)	9,875	9,332	Mining - 3.14%
			Constellium NV
Silversea Cruise Finance Ltd			5.88%, 02/15/2026(g)		5,380	5,299
7.25%, 02/01/2025(g)	12,855	13,915
			6.63%, 03/01/2025(g)		8,550	8,718
		$23,247	First Quantum Minerals Ltd
Lodging - 1.21%			7.25%, 05/15/2022(g)		6,934	6,969
Jack Ohio Finance LLC / Jack Ohio Finance 1			7.50%, 04/01/2025(g)		8,440	8,493
Corp
6.75%, 11/15/2021(g)	13,705	14,150	FMG Resources August 2006 Pty Ltd
			5.13%, 03/15/2023(g)		5,950	5,786
MGM Resorts International			5.13%, 05/15/2024(g)		3,885	3,720
6.00%, 03/15/2023	6,510	6,746	Freeport-McMoRan Inc
6.63%, 12/15/2021	6,290	6,703	4.55%, 11/14/2024		10,150	9,814
Wynn Las Vegas LLC / Wynn Las Vegas			6.88%, 02/15/2023		1,845	1,974
Capital Corp			IAMGOLD Corp
5.25%, 05/15/2027(g)	12,065	11,343
			7.00%, 04/15/2025(g)		16,560	16,908
		$38,942

See accompanying notes.

Schedule of Investments High Yield Fund July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)			Oil & Gas Services - 1.30%
Midwest Vanadium Pty Ltd			Archrock Partners LP / Archrock Partners
0.00%, 02/15/2018(a),(g)	$10,465	$10	Finance Corp
Northwest Acquisitions ULC / Dominion			6.00%, 10/01/2022	$7,955	$7,876
Finco Inc			Calfrac Holdings LP
7.13%, 11/01/2022(g)	4,050	4,040	8.50%, 06/15/2026(g)	8,080	7,807
Taseko Mines Ltd			PHI Inc
8.75%, 06/15/2022(g)	11,715	11,891	5.25%, 03/15/2019	4,375	4,134
Teck Resources Ltd			USA Compression Partners LP / USA
3.75%, 02/01/2023	1,525	1,506	Compression Finance Corp
6.25%, 07/15/2041	13,000	13,552	6.88%, 04/01/2026(g)	7,980	8,209
8.50%, 06/01/2024(g)	2,085	2,296	Weatherford International Ltd
		$100,976	4.50%, 04/15/2022	3,855	3,566
Oil & Gas - 7.29%			8.25%, 06/15/2023	5,345	5,305
Ascent Resources Utica Holdings LLC / ARU			9.88%, 02/15/2024	4,975	5,050
Finance Corp					$41,947
10.00%, 04/01/2022(g)	12,700	14,033	Packaging & Containers - 3.66%
Chesapeake Energy Corp			ARD Finance SA
8.00%, 12/15/2022(g)	5,253	5,542	7.13%, PIK 7.88%, 09/15/2023(h),(i)	8,785	8,873
8.00%, 01/15/2025	3,530	3,618	ARD Securities Finance SARL
8.00%, 06/15/2027	11,010	11,258	8.75%, PIK 8.75%, 01/31/2023(g),(h),(i)	1,740	1,740
Chesapeake Oil Op/Fin Escrow Shares			Ardagh Packaging Finance PLC / Ardagh
0.00%, 11/15/2019(a),(b),(c)	11,835	—	Holdings USA Inc
CrownRock LP / CrownRock Finance Inc			6.00%, 02/15/2025(g)	16,190	15,806
5.63%, 10/15/2025(g)	9,680	9,341	BWAY Holding Co
Endeavor Energy Resources LP / EER Finance			5.50%, 04/15/2024(g)	2,015	1,967
Inc			7.25%, 04/15/2025(g)	19,130	18,640
5.50%, 01/30/2026(g)	7,665	7,493	Crown Americas LLC / Crown Americas
EP Energy LLC / Everest Acquisition Finance			Capital Corp V
Inc			4.25%, 09/30/2026	2,000	1,809
7.75%, 05/15/2026(g)	2,770	2,825	Crown Americas LLC / Crown Americas
8.00%, 11/29/2024(g)	10,150	10,251	Capital Corp VI
Extraction Oil & Gas Inc			4.75%, 02/01/2026(g)	8,490	7,981
7.38%, 05/15/2024(g)	8,405	8,825	Crown Cork & Seal Co Inc
Gulfport Energy Corp			7.38%, 12/15/2026	16,099	17,387
6.38%, 05/15/2025	8,585	8,327	Flex Acquisition Co Inc
Halcon Resources Corp			6.88%, 01/15/2025(g)	16,340	15,891
6.75%, 02/15/2025	7,385	6,850	OI European Group BV
Hess Infrastructure Partners LP / Hess			4.00%, 03/15/2023(g)	4,210	3,978
Infrastructure Partners Finance Corp			Reynolds Group Issuer Inc / Reynolds Group
5.63%, 02/15/2026(g)	10,520	10,573	Issuer LLC / Reynolds Group Issuer
Jagged Peak Energy LLC			(Luxembourg) S.A.
5.88%, 05/01/2026(g)	8,305	8,160	5.13%, 07/15/2023(g)	15,260	15,175
MEG Energy Corp			5.84%, 07/15/2021(g)	6,620	6,699
6.50%, 01/15/2025(g)	17,445	17,162	3 Month LIBOR + 3.50%
Nabors Industries Inc			7.00%, 07/15/2024(g)	1,950	1,974
5.75%, 02/01/2025(g)	8,415	7,973			$117,920
Oasis Petroleum Inc			Pharmaceuticals - 0.73%
6.25%, 05/01/2026(g)	6,270	6,301	Bausch Health Cos Inc
6.88%, 01/15/2023	11,825	12,091	5.50%, 03/01/2023(g)	4,655	4,411
Sanchez Energy Corp			5.50%, 11/01/2025(g)	5,740	5,750
7.25%, 02/15/2023(g)	4,840	4,763	5.63%, 12/01/2021(g)	6,525	6,460
Seven Generations Energy Ltd			5.88%, 05/15/2023(g)	3,330	3,198
5.38%, 09/30/2025(g)	5,765	5,534	Valeant Pharmaceuticals International
Southwestern Energy Co			8.50%, 01/31/2027(g)	3,450	3,543
7.75%, 10/01/2027	12,445	13,013			$23,362
Sunoco LP / Sunoco Finance Corp			Pipelines - 1.70%
4.88%, 01/15/2023(g)	10,615	10,432	Antero Midstream Partners LP / Antero
5.50%, 02/15/2026(g)	8,170	7,772	Midstream Finance Corp
Ultra Resources Inc			5.38%, 09/15/2024	5,790	5,812
6.88%, 04/15/2022(g)	7,440	4,817	Cheniere Corpus Christi Holdings LLC
Unit Corp			5.13%, 06/30/2027	16,030	16,078
6.63%, 05/15/2021	8,600	8,493	Energy Transfer Equity LP
Whiting Petroleum Corp			5.88%, 01/15/2024	7,960	8,278
5.75%, 03/15/2021	8,245	8,410	NuStar Logistics LP
6.25%, 04/01/2023	7,170	7,430	5.63%, 04/28/2027	10,009	9,771
6.63%, 01/15/2026	2,520	2,610	Summit Midstream Holdings LLC / Summit
WildHorse Resource Development Corp			Midstream Finance Corp
6.88%, 02/01/2025	8,995	9,085	5.75%, 04/15/2025	8,665	8,318
6.88%, 02/01/2025(g)	1,540	1,555	Targa Resources Partners LP / Targa
		$234,537	Resources Partners Finance Corp
			5.88%, 04/15/2026(g)	6,382	6,510
					$54,767

See accompanying notes.

Schedule of Investments
High Yield Fund
July 31, 2018 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Private Equity - 0.59%			Telecommunications (continued)
Icahn Enterprises LP / Icahn Enterprises			Frontier Communications Corp	(continued)
Finance Corp			11.00%, 09/15/2025		$12,760	$10,348
5.88%, 02/01/2022	$7,100	$7,145	Goodman Networks Inc
6.25%, 02/01/2022	5,585	5,693	8.00%, 05/11/2022		4,557	3,053
6.38%, 12/15/2025	6,240	6,271	GTT Communications Inc
		$19,109	7.88%, 12/31/2024(g)		12,850	12,721
Real Estate - 0.23%			Intelsat Jackson Holdings SA
Crescent Communities LLC/Crescent			5.50%, 08/01/2023		16,140	14,849
Ventures Inc			7.25%, 10/15/2020		8,245	8,268
8.88%, 10/15/2021(g)	7,063	7,481	8.00%, 02/15/2024(g)		3,235	3,413
			Intelsat Luxembourg SA
REITs - 1.69%			7.75%, 06/01/2021		8,340	7,923
Equinix Inc			Level 3 Financing Inc
5.38%, 05/15/2027	255	257	5.13%, 05/01/2023		4,440	4,396
5.88%, 01/15/2026	15,400	15,920	5.38%, 01/15/2024		11,395	11,281
Iron Mountain Inc			Level 3 Parent LLC
4.38%, 06/01/2021(g)	6,430	6,414	5.75%, 12/01/2022		5,470	5,491
5.25%, 03/15/2028(g)	3,115	2,881	Sprint Capital Corp
Iron Mountain US Holdings Inc			8.75%, 03/15/2032		7,685	8,271
5.38%, 06/01/2026(g)	9,655	9,184	Sprint Communications Inc
iStar Inc			6.00%, 11/15/2022		13,755	13,905
5.25%, 09/15/2022	10,095	9,843	7.00%, 08/15/2020		12,300	12,854
MGM Growth Properties Operating			Sprint Corp
Partnership LP / MGP Finance Co-Issuer Inc			7.13%, 06/15/2024		8,840	9,078
5.63%, 05/01/2024	9,715	9,933	7.63%, 03/01/2026		3,110	3,227
		$54,432	7.88%, 09/15/2023		14,995	16,007
Retail - 2.58%			Telecom Italia Capital SA
1011778 BC ULC / New Red Finance Inc			6.38%, 11/15/2033		3,120	3,151
5.00%, 10/15/2025(g)	19,755	18,940	Telecom Italia SpA/Milano
Claire's Stores Inc			5.30%, 05/30/2024(g)		13,065	13,098
0.00%, 03/15/2019(a),(g)	6,962	4,421	T-Mobile USA Inc
Golden Nugget Inc			4.00%, 04/15/2022		6,740	6,664
6.75%, 10/15/2024(g)	15,595	15,556	4.50%, 02/01/2026		3,515	3,304
IRB Holding Corp			5.13%, 04/15/2025		13,770	13,831
6.75%, 02/15/2026(g)	8,665	8,232	6.00%, 04/15/2024		300	310
JC Penney Corp Inc			6.50%, 01/15/2024		4,025	4,196
8.63%, 03/15/2025(g)	3,065	2,582	6.50%, 01/15/2026		11,120	11,662
KFC Holding Co/Pizza Hut Holdings			Wind Tre SpA
LLC/Taco Bell of America LLC			5.00%, 01/20/2026(g)		9,495	8,527
5.00%, 06/01/2024(g)	9,495	9,400				$229,546
5.25%, 06/01/2026(g)	7,420	7,288	Textiles - 0.10%
L Brands Inc			Eagle Intermediate Global Holding BV/Ruyi
6.88%, 11/01/2035	9,945	8,540	US Finance LLC
PetSmart Inc			7.50%, 05/01/2025(g)		3,145	3,129
5.88%, 06/01/2025(g)	10,240	8,039
		$82,998	Transportation - 2.22%
Savings & Loans - 0.00%			Eletson Holdings Inc / Eletson Finance US
Washington Mutual Bank / Henderson NV			LLC / Agathonissos Finance LLC
0.00%, 06/15/2011(a),(b),(c)	3,500	—	9.62%, 01/15/2022(h)		19,375	12,206
0.00%, 01/15/2013(a),(b),(c)	3,000	—	Navios Maritime Acquisition Corp / Navios
0.00%, 01/15/2015(a),(b),(c)	2,000	—	Acquisition Finance US Inc
3 Month LIBOR + 0.65%			8.13%, 11/15/2021(g)		31,710	26,002
		$—	Navios Maritime Holdings Inc / Navios
Semiconductors - 0.38%			Maritime Finance II US Inc
Sensata Technologies UK Financing Co PLC			7.38%, 01/15/2022(g)		16,245	12,834
6.25%, 02/15/2026(g)	11,500	12,061	11.25%, 08/15/2022(g)		12,760	12,154
			Navios South American Logistics Inc / Navios
Software - 1.42%			Logistics Finance US Inc
Epicor Software Corp			7.25%, 05/01/2022(g)		8,470	8,131
10.59%, 06/30/2023(g)	5,658	5,725				$71,327
3 Month LIBOR + 8.25%			Trucking & Leasing - 0.77%
First Data Corp			Avolon Holdings Funding Ltd
5.00%, 01/15/2024(g)	20,050	20,263	5.50%, 01/15/2023(g)		5,190	5,164
IQVIA Inc			DAE Funding LLC
5.00%, 10/15/2026(g)	17,345	17,288	4.50%, 08/01/2022(g)		5,235	5,156
j2 Cloud Services LLC / j2 Global Co-Obligor			5.00%, 08/01/2024(g)		11,790	11,584
Inc			Park Aerospace Holdings Ltd
6.00%, 07/15/2025(g)	2,445	2,476	5.50%, 02/15/2024(g)		2,885	2,849
		$45,752				$24,753
Telecommunications - 7.13%			TOTAL BONDS			$2,852,114
Frontier Communications Corp
8.50%, 04/01/2026(g)	20,540	19,718

See accompanying notes.

Schedule of Investments High Yield Fund July 31, 2018 (unaudited)

	Principal			SENIOR FLOATING RATE INTERESTS	Principal
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value (000's)	(continued)	Amount (000's)	Value (000's)
Food Service - 0.00%				Food - 0.15%
Fresh Express Delivery Holding Group Co				Post Holdings Inc
Ltd				4.07%, 05/24/2024(l)	$4,752	$4,751
0.00%, 11/09/2009(a),(b),(c)		$46,500	—	US LIBOR + 2.00%
0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—
			$—	Healthcare - Products - 0.15%
TOTAL CONVERTIBLE BONDS			$—	Kinetic Concepts Inc
SENIOR FLOATING RATE INTERESTS -	Principal			5.58%, 02/02/2024(l)	4,816	4,826
8.10%	Amount (000's)		Value (000's)	US LIBOR + 3.25%
Aerospace & Defense - 0.25%
TransDigm Inc				Healthcare - Services - 0.24%
4.58%, 08/22/2024(l)		$4,839	$4,839	MPH Acquisition Holdings LLC
US LIBOR + 2.50%				5.08%, 06/07/2023(l)	7,645	7,643
4.58%, 05/30/2025(l)		3,342	3,339	US LIBOR + 3.00%
US LIBOR + 2.50%
			$8,178	Insurance - 0.96%
Automobile Manufacturers - 0.41%				Asurion LLC
				5.08%, 11/03/2023(l)	5,190	5,180
Navistar Financial Corp
0.00%, 07/25/2025(l),(m)		7,735	7,745	US LIBOR + 3.00%
				8.58%, 08/04/2025(l)	12,380	12,553
US LIBOR + 3.75%
Navistar Inc				US LIBOR + 6.50%
5.92%, 11/06/2024(l)		5,473	5,472	Genworth Holdings Inc
				6.58%, 02/28/2023(l)	8,095	8,242
US LIBOR + 3.50%
			$13,217	US LIBOR + 4.50%
Chemicals - 0.26%				HUB International Ltd
				5.33%, 04/18/2025(l)	4,870	4,865
Emerald Performance Materials LLC
9.83%, 08/01/2022(l)		8,475	8,507	US LIBOR + 3.00%
US LIBOR + 6.75%						$30,840
				Lodging - 0.06%
Commercial Services - 0.13%				Golden Nugget Inc/NV
				4.83%, 10/04/2023(l)	1,762	1,767
Garda World Security Corp
5.80%, 05/24/2024(l)		4,043	4,040	US LIBOR + 2.75%
US LIBOR + 3.50%
				Media - 0.43%
Computers - 0.09%				CSC Holdings LLC
				4.57%, 01/12/2026(l)	3,227	3,221
McAfee LLC
0.00%, 09/26/2025(l),(m)		2,890	2,953	US LIBOR + 2.50%
US LIBOR + 8.50%				Univision Communications Inc
				4.83%, 03/15/2024(l)	10,826	10,501
Consumer Products - 0.20%				US LIBOR + 2.75%
Prestige Brands Inc						$13,722
4.08%, 01/26/2024(l)		6,363	6,369	Oil & Gas - 0.81%
US LIBOR + 2.00%				California Resources Corp
				6.83%, 11/14/2022(l)	7,570	7,690
Diversified Financial Services - 0.63%				US LIBOR + 4.75%
Lions Gate Capital Holdings LLC				12.44%, 12/31/2021(l)	10,680	11,775
4.31%, 03/24/2025(l)		5,506	5,520	US LIBOR + 10.37%
US LIBOR + 2.25%				Chesapeake Energy Corp
Russell Investments US Institutional Holdco				9.58%, 08/23/2021(l)	6,215	6,491
Inc				US LIBOR + 7.50%
5.33%, 06/01/2023(l)		14,855	14,855			$25,956
US LIBOR + 3.25%				Packaging & Containers - 0.27%
			$20,375	Caraustar Industries Inc
Electrical Components & Equipment - 0.03%				7.83%, 03/14/2022(l)	8,726	8,796
Energizer Holdings Inc				US LIBOR + 5.50%
0.00%, 06/20/2025(l),(m)		1,120	1,123
US LIBOR + 2.25%				Pharmaceuticals - 0.56%
				Bausch Health Cos Inc
Engineering & Construction - 0.23%				5.09%, 05/19/2025(l)	17,875	17,891
Pisces Midco Inc				US LIBOR + 3.00%
6.09%, 03/28/2025(l)		7,300	7,307
US LIBOR + 3.75%				REITs - 0.20%
				iStar Inc
Entertainment - 0.13%				4.84%, 06/20/2023(l)	6,522	6,522
CCM Merger Inc				US LIBOR + 2.75%
4.83%, 08/06/2021(l)		4,221	4,231
US LIBOR + 2.75%				Retail - 0.46%
				Academy Ltd
Environmental Control - 0.09%				6.09%, 07/01/2022(l)	15,385	12,693
Filtration Group Corp				US LIBOR + 4.00%
5.08%, 03/28/2025(l)		2,958	2,968
US LIBOR + 3.00%

See accompanying notes.

Schedule of Investments High Yield Fund July 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		Portfolio Summary (unaudited)
(continued)	Amount (000's) Value (000's)		Sector	Percent
Retail (continued)			Communications	18.55%
IRB Holding Corp			Consumer, Cyclical	14.98%
5.35%, 01/17/2025(l)	$2,085	$2,097	Financial	13.94%
US LIBOR + 3.25%			Consumer, Non-cyclical	12.64%
		$14,790	Industrial	12.19%
Telecommunications - 1.36%			Energy	12.12%
Avaya Inc			Basic Materials	8.29%
6.32%, 12/15/2024(l)	16,050	16,119	Technology	3.15%
US LIBOR + 4.25%			Utilities	1.90%
Level 3 Parent LLC			Investment Companies	1.12%
4.27%, 02/22/2024(l)	3,140	3,144	Other Assets and Liabilities	1.12%
US LIBOR + 2.25%			TOTAL NET ASSETS	100.00%
Maxar Technologies Ltd
4.85%, 10/04/2024(l)	20,059	20,031
US LIBOR + 2.75%
West Corp
6.08%, 10/10/2024(l)	4,585	4,584
US LIBOR + 4.00%
		$43,878
TOTAL SENIOR FLOATING RATE INTERESTS		$260,650
Total Investments		$3,182,147
Other Assets and Liabilities - 1.12%		$36,097
TOTAL NET ASSETS - 100.00%		$3,218,244

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $9,862 or 0.31% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,598,457 or 49.67% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(k)	Rate shown is the rate in effect as of period end. The rate may be based on
a	fixed rate and may convert to a variable rate or floating rate in the future.

(l)	Rate information disclosed is based on an average weighted rate as of period end.
(m)	This Senior Floating Rate Note will settle after July 31, 2018, at which time the interest rate will be determined.
See accompanying notes.

Schedule of Investments
High Yield Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases		Sales	July 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%	$—		$697,774	$661,839	$35,935
	$—		$697,774	$661,839	$35,935

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$614	$—	$	—	$—
	$614	$—	$	—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date		Cost	Value	Percent of Net Assets
Chaparral Energy Inc - A Shares	4/6/2017		$74	$113	0.00%
Chaparral Energy Inc - A Shares	4/6/2017		22,119	14,784	0.46%
Chaparral Energy Inc - B Shares	4/6/2017		4,983	2,981	0.09%
Pinnacle Operating Corp	3/9/2017		5,569	9,749	0.30%
Total				$27,627	0.85%
Amounts in thousands.

See accompanying notes.

Schedule of Investments High Yield Fund I July 31, 2018 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value (000's)		Principal
Oil & Gas - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Sabine Oil & Gas Holdings Inc (a)	239	$12	Agriculture - 0.04%
Sabine Oil & Gas Holdings Inc - Warrants (a)	759	4	Alliance One International Inc
Sabine Oil & Gas Holdings Inc - Warrants (a)	135	1	9.88%, 07/15/2021	$200	$183
		$17	Vector Group Ltd
Retail - 0.00%			6.13%, 02/01/2025(g)	300	290
Neebo, Inc - Warrants (a),(b)	3,508	—			$473
Neebo, Inc - Warrants (a),(b)	7,519	—	Airlines - 0.12%
		$—	Air Canada
Telecommunications - 0.00%			7.75%, 04/15/2021(g)	250	267
Goodman Networks Inc (a),(c),(d)	15,207	—	American Airlines Group Inc
			4.63%, 03/01/2020(g)	150	151
			5.50%, 10/01/2019(g)	350	355
TOTAL COMMON STOCKS		$17
INVESTMENT COMPANIES - 2.36%	Shares Held	Value (000's)	UAL 2007-1 Pass Through Trust
Money Market Funds - 2.36%			6.64%, 01/02/2024	236	248
Principal Government Money Market Fund	29,665,376	29,665	United Continental Holdings Inc
1.76%(e),(f)			5.00%, 02/01/2024	3	3
			Virgin Australia Holdings Ltd
			7.88%, 10/15/2021(g)	200	199
TOTAL INVESTMENT COMPANIES		$29,665	8.50%, 11/15/2019(g)	300	303
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)			$1,526
Telecommunications - 0.00%
Goodman Networks Inc 0.00% (a),(c),(d)	18,092	$11	Apparel - 0.13%
			Hanesbrands Inc
			4.63%, 05/15/2024(g)	400	389
TOTAL PREFERRED STOCKS		$11	4.88%, 05/15/2026(g)	485	469
	Principal		Levi Strauss & Co
BONDS - 86.05%	Amount (000's)	Value (000's)	5.00%, 05/01/2025	150	150
Advertising - 0.39%			Under Armour Inc
Acosta Inc			3.25%, 06/15/2026	100	90
7.75%, 10/01/2022(g)	$1,980	$975
			William Carter Co/The
Lamar Media Corp			5.25%, 08/15/2021	500	507
5.00%, 05/01/2023	435	440	Wolverine World Wide Inc
5.38%, 01/15/2024	281	288	5.00%, 09/01/2026(g)	80	76
5.75%, 02/01/2026	634	649			$1,681
MDC Partners Inc
6.50%, 05/01/2024(g)	1,635	1,443	Automobile Manufacturers - 0.38%
			Aston Martin Capital Holdings Ltd
Outfront Media Capital LLC / Outfront Media			6.50%, 04/15/2022(g)	225	229
Capital Corp			BCD Acquisition Inc
5.25%, 02/15/2022	100	101	9.63%, 09/15/2023(g)	848	892
5.63%, 02/15/2024	225	227	Fiat Chrysler Automobiles NV
5.88%, 03/15/2025	830	837	4.50%, 04/15/2020	350	355
		$4,960	5.25%, 04/15/2023	817	823
Aerospace & Defense - 0.86%			General Motors Co
Arconic Inc			0.00%, 12/01/2020(a),(b),(c),(d)	25	—
5.13%, 10/01/2024	725	723	0.00%, 12/01/2020(a),(b),(c),(d)	50	—
5.40%, 04/15/2021	285	290	0.00%, 07/15/2023(a),(b),(c),(d)	1,000	—
5.87%, 02/23/2022	208	215	0.00%, 09/01/2025(a),(b),(c),(d)	700	—
5.90%, 02/01/2027	129	129	0.00%, 05/01/2028(a),(b),(c),(d)	150	—
5.95%, 02/01/2037	232	228	0.00%, 03/06/2032(a),(b),(c),(d)	75	—
6.15%, 08/15/2020	50	52	0.00%, 07/15/2033(a),(b),(c),(d)	100	—
6.75%, 01/15/2028	816	796	0.00%, 07/15/2033(a),(b),(c),(d)	5,050	—
BBA US Holdings Inc			0.00%, 03/15/2036(a),(b),(c),(d)	725	—
5.38%, 05/01/2026(g)	605	610
			Jaguar Land Rover Automotive PLC
Bombardier Inc			3.50%, 03/15/2020(g)	200	198
5.75%, 03/15/2022(g)	50	50	4.25%, 11/15/2019(g)	250	250
6.00%, 10/15/2022(g)	675	680	4.50%, 10/01/2027(g)	700	620
6.13%, 01/15/2023(g)	757	769	Navistar International Corp
7.50%, 12/01/2024(g)	200	213	6.63%, 11/01/2025 (g)	600	627
7.50%, 03/15/2025(g)	1,348	1,415	Tesla Inc
7.75%, 03/15/2020(g)	100	105	5.30%, 08/15/2025(g)	755	668
KLX Inc			Wabash National Corp
5.88%, 12/01/2022(g)	925	959	5.50%, 10/01/2025(g)	192	182
Pioneer Holdings LLC / Pioneer Finance					$4,844
Corp
9.00%, 11/01/2022(g)	100	103	Automobile Parts & Equipment - 0.52%
			Allison Transmission Inc
TransDigm Inc			5.00%, 10/01/2024(g)	300	295
5.50%, 10/15/2020	100	100	American Axle & Manufacturing Inc
6.00%, 07/15/2022	878	894	6.25%, 04/01/2025	298	290
6.38%, 06/15/2026	643	646	6.50%, 04/01/2027	602	585
6.50%, 07/15/2024	651	666	6.63%, 10/15/2022	134	137
6.50%, 05/15/2025	604	611	Cooper-Standard Automotive Inc
Triumph Group Inc			5.63%, 11/15/2026(g)	436	428
4.88%, 04/01/2021	500	464	Dana Financing Luxembourg Sarl
7.75%, 08/15/2025	100	93	5.75%, 04/15/2025(g)	445	438
		$10,811

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Parts & Equipment (continued)			Building Materials (continued)
Delphi Technologies PLC			CPG Merger Sub LLC
5.00%, 10/01/2025(g)	$100	$94	8.00%, 10/01/2021(g)	$100	$101
Goodyear Tire & Rubber Co/The			Griffon Corp
4.88%, 03/15/2027	755	691	5.25%, 03/01/2022	850	826
5.00%, 05/31/2026	700	653	James Hardie International Finance DAC
5.13%, 11/15/2023	715	704	5.00%, 01/15/2028(g)	700	665
IHO Verwaltungs GmbH			Jeld-Wen Inc
4.13%, PIK 4.88%, 09/15/2021(g),(h),(i)	200	198	4.88%, 12/15/2027(g)	160	149
4.50%, PIK 5.25%, 09/15/2023(g),(h),(i)	860	826	Masonite International Corp
4.75%, PIK 5.50%, 09/15/2026(g),(h),(i)	200	188	5.63%, 03/15/2023(g)	720	734
Tenneco Inc			Omnimax International Inc
5.00%, 07/15/2026	200	176	12.00%, 08/15/2020(g)	100	104
ZF North America Capital Inc			Standard Industries Inc/NJ
4.00%, 04/29/2020(g)	824	828	4.75%, 01/15/2028(g)	200	183
		$6,531	5.00%, 02/15/2027(g)	100	94
Banks - 1.32%			5.38%, 11/15/2024(g)	600	594
BankUnited Inc			5.50%, 02/15/2023(g)	200	204
4.88%, 11/17/2025	900	912	6.00%, 10/15/2025(g)	565	572
Barclays PLC			Summit Materials LLC / Summit Materials
4.38%, 09/11/2024	400	389	Finance Corp
4.84%, 05/09/2028	1,000	953	5.13%, 06/01/2025(g)	198	188
5.20%, 05/12/2026	1,000	988	6.13%, 07/15/2023	320	325
CIT Group Inc			US Concrete Inc
3.88%, 02/19/2019	758	759	6.38%, 06/01/2024	669	666
4.13%, 03/09/2021	1,400	1,398	USG Corp
5.00%, 08/15/2022	2,115	2,155	4.88%, 06/01/2027(g)	500	509
5.00%, 08/01/2023	200	203	5.50%, 03/01/2025(g)	435	445
5.25%, 03/07/2025	400	409			$7,143
5.38%, 05/15/2020	523	539	Chemicals - 2.80%
Citigroup Capital III			Ashland LLC
7.63%, 12/01/2036	500	636	4.75%, 08/15/2022	400	403
Credit Agricole SA			6.88%, 05/15/2043	500	511
8.38%, 12/31/2049(g),(j),(k)	400	420	Axalta Coating Systems LLC
3 Month LIBOR + 6.98%			4.88%, 08/15/2024(g)	380	376
Deutsche Bank AG			Blue Cube Spinco LLC
4.30%, 05/24/2028(k)	700	637	9.75%, 10/15/2023	100	113
USSW5 Index Spread + 2.25%			10.00%, 10/15/2025	313	363
4.50%, 04/01/2025	500	466	CF Industries Inc
Dresdner Funding Trust I			3.45%, 06/01/2023	200	192
8.15%, 06/30/2031(g)	400	495	5.15%, 03/15/2034	687	635
Freedom Mortgage Corp			5.38%, 03/15/2044	955	847
8.25%, 04/15/2025(g)	100	97	7.13%, 05/01/2020	547	579
Intesa Sanpaolo SpA			Chemours Co/The
5.71%, 01/15/2026(g)	900	836	5.38%, 05/15/2027	492	478
Royal Bank of Scotland Group PLC			6.63%, 05/15/2023	52	54
5.13%, 05/28/2024	500	509	7.00%, 05/15/2025	750	803
6.00%, 12/19/2023	674	715	Consolidated Energy Finance SA
6.10%, 06/10/2023	600	635	6.88%, 06/15/2025(g)	400	407
6.13%, 12/15/2022	906	957	Cornerstone Chemical Co
7.65%, 08/29/2049(j),(k)	500	623	6.75%, 08/15/2024(g)	4,934	4,836
3 Month LIBOR + 2.50%			HB Fuller Co
Standard Chartered PLC			4.00%, 02/15/2027	350	312
7.01%, 07/29/2049(g),(j),(k)	300	315	Hexion Inc
3 Month LIBOR + 1.46%			6.63%, 04/15/2020	9,330	8,793
Synovus Financial Corp			10.38%, 02/01/2022(g)	250	246
5.75%, 12/15/2025(k)	500	516	10.00%, 04/15/2020	2,120	2,112
3 Month LIBOR + 4.18%			Huntsman International LLC
UniCredit SpA			4.88%, 11/15/2020	300	305
5.86%, 06/19/2032(g),(k)	100	90	5.13%, 11/15/2022	840	865
USD ICE SWAP Rate NY 5 + 3.70%			INEOS Group Holdings SA
		$16,652	5.63%, 08/01/2024(g)	300	297
Beverages - 0.05%			Kraton Polymers LLC / Kraton Polymers
Cott Holdings Inc			Capital Corp
5.50%, 04/01/2025(g)	680	655	7.00%, 04/15/2025(g)	900	927
			Momentive Performance Materials Inc
Biotechnology - 0.03%			3.88%, 10/24/2021	345	364
Sotera Health Topco Inc			NOVA Chemicals Corp
8.13%, PIK 8.88%, 11/01/2021(g),(h),(i)	400	404	4.88%, 06/01/2024(g)	1,335	1,290
			5.00%, 05/01/2025(g)	1,000	952
Building Materials - 0.57%			5.25%, 08/01/2023(g)	695	694
Builders FirstSource Inc
5.63%, 09/01/2024(g)	800	784

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Chemicals (continued)				Commercial Services (continued)
NOVA Chemicals Corp	(continued)			Booz Allen Hamilton Inc
5.25%, 06/01/2027(g)		$680	$636	5.13%, 05/01/2025(g)	$174	$170
Olin Corp				Brink's Co/The
5.00%, 02/01/2030		100	95	4.63%, 10/15/2027(g)	100	94
5.13%, 09/15/2027		607	595	Emeco Pty Ltd
Perstorp Holding AB				9.25%, 03/31/2022	400	424
8.50%, 06/30/2021(g)		225	235	Garda World Security Corp
11.00%, 09/30/2021(g)		200	215	8.75%, 05/15/2025(g)	1,100	1,105
Platform Specialty Products Corp				Gartner Inc
5.88%, 12/01/2025(g)		600	603	5.13%, 04/01/2025(g)	480	484
6.50%, 02/01/2022(g)		700	718	Herc Rentals Inc
PolyOne Corp				7.50%, 06/01/2022(g)	384	405
5.25%, 03/15/2023		724	739	7.75%, 06/01/2024(g)	166	178
PQ Corp				Hertz Corp/The
6.75%, 11/15/2022(g)		100	105	5.50%, 10/15/2024(g)	2,505	1,973
Rain CII Carbon LLC / CII Carbon Corp				5.88%, 10/15/2020	840	830
7.25%, 04/01/2025(g)		200	205	6.25%, 10/15/2022	300	268
Rayonier AM Products Inc				7.38%, 01/15/2021	200	197
5.50%, 06/01/2024(g)		200	188	7.63%, 06/01/2022(g)	825	803
SPCM SA				IHS Markit Ltd
4.88%, 09/15/2025(g)		100	96	5.00%, 11/01/2022(g)	1,602	1,645
TPC Group Inc				Jaguar Holding Co II / Pharmaceutical Product
8.75%, 12/15/2020(g)		550	547	Development LLC
Trinseo Materials Operating SCA / Trinseo				6.38%, 08/01/2023(g)	765	771
Materials Finance Inc				Laureate Education Inc
5.38%, 09/01/2025(g)		343	339	8.25%, 05/01/2025(g)	400	428
Tronox Finance PLC				Midas Intermediate Holdco II LLC / Midas
5.75%, 10/01/2025(g)		350	337	Intermediate Holdco II Finance Inc
Valvoline Inc				7.88%, 10/01/2022(g)	6,570	6,061
4.38%, 08/15/2025		323	304	Nielsen Co Luxembourg SARL/The
Versum Materials Inc				5.00%, 02/01/2025(g)	100	91
5.50%, 09/30/2024(g)		360	367	5.50%, 10/01/2021(g)	825	823
WR Grace & Co-Conn				Nielsen Finance LLC / Nielsen Finance Co
5.13%, 10/01/2021(g)		945	962	4.50%, 10/01/2020	1,175	1,170
5.63%, 10/01/2024(g)		245	257	5.00%, 04/15/2022(g)	3,872	3,763
			$35,297	Prime Security Services Borrower LLC /
Coal - 0.78%				Prime Finance Inc
Cloud Peak Energy Resources LLC / Cloud				9.25%, 05/15/2023(g)	2,342	2,509
Peak Energy Finance Corp				Rent-A-Center Inc/TX
12.00%, 11/01/2021		194	199	6.63%, 11/15/2020	200	200
Foresight Energy LLC / Foresight Energy				Ritchie Bros Auctioneers Inc
Finance Corp				5.38%, 01/15/2025(g)	100	98
11.50%, 04/01/2023(g)		8,830	7,881	RR Donnelley & Sons Co
Peabody Energy Corp				7.63%, 06/15/2020	991	1,001
6.00%, 03/31/2022(g)		261	269	7.88%, 03/15/2021	1,115	1,143
6.38%, 03/31/2025(g)		575	612	Service Corp International/US
SunCoke Energy Partners LP / SunCoke				4.63%, 12/15/2027	100	95
Energy Partners Finance Corp				5.38%, 01/15/2022	1,085	1,098
7.50%, 06/15/2025(g)		800	826	5.38%, 05/15/2024	2,175	2,202
			$9,787	8.00%, 11/15/2021	370	411
Commercial Services - 3.61%				ServiceMaster Co LLC/The
				5.13%, 11/15/2024(g)	465	449
ADT Corp/The
3.50%, 07/15/2022		200	190	Team Health Holdings Inc
				6.38%, 02/01/2025(g)	4,514	3,938
4.13%, 06/15/2023		1,000	945
4.88%, 07/15/2032(g)		1,070	843	United Rentals North America Inc
6.25%, 10/15/2021		300	315	4.63%, 07/15/2023	315	316
Ahern Rentals Inc				4.63%, 10/15/2025	384	371
7.38%, 05/15/2023(g)		200	196	4.88%, 01/15/2028	1,215	1,135
AMN Healthcare Inc				5.50%, 07/15/2025	650	660
5.13%, 10/01/2024(g)		423	413	5.50%, 05/15/2027	305	302
APX Group Inc				5.75%, 11/15/2024	765	782
7.88%, 12/01/2022		700	705	5.88%, 09/15/2026	710	721
8.75%, 12/01/2020		650	643			$45,515
Ashtead Capital Inc				Computers - 1.18%
4.38%, 08/15/2027(g)		700	667	Dell Inc
5.63%, 10/01/2024(g)		500	514	4.63%, 04/01/2021	500	506
Avis Budget Car Rental LLC / Avis Budget				6.50%, 04/15/2038	200	198
Finance Inc				Dell International LLC / EMC Corp
5.13%, 06/01/2022(g)		450	444	5.88%, 06/15/2021(g)	1,510	1,546
5.25%, 03/15/2025(g)		465	428	6.02%, 06/15/2026(g)	360	380
5.50%, 04/01/2023		100	98	7.13%, 06/15/2024(g)	865	930
				EMC Corp
				2.65%, 06/01/2020	442	431

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)				Distribution & Wholesale (continued)
EMC Corp	(continued)			LKQ Corp
3.38%, 06/01/2023		$415	$387	4.75%, 05/15/2023	$500	$499
Exela Intermediate LLC / Exela Finance Inc				Univar USA Inc
10.00%, 07/15/2023(g)		350	361	6.75%, 07/15/2023(g)	443	456
GCI LLC						$7,838
6.88%, 04/15/2025		700	722	Diversified Financial Services - 3.79%
Harland Clarke Holdings Corp				Aircastle Ltd
6.88%, 03/01/2020(g)		380	374	4.63%, 12/15/2018	1,105	1,111
8.38%, 08/15/2022(g)		1,174	1,123	5.13%, 03/15/2021	1,725	1,770
9.25%, 03/01/2021(g)		250	235	5.50%, 02/15/2022	620	645
Leidos Holdings Inc				6.25%, 12/01/2019	1,070	1,105
4.45%, 12/01/2020		950	960	Alliance Data Systems Corp
5.95%, 12/01/2040		300	282	5.88%, 11/01/2021(g)	390	398
Leidos Inc				Ally Financial Inc
5.50%, 07/01/2033		100	92	3.25%, 11/05/2018	1,315	1,314
NCR Corp				3.75%, 11/18/2019	100	100
4.63%, 02/15/2021		100	99	4.13%, 03/30/2020	50	50
5.00%, 07/15/2022		150	148	4.13%, 02/13/2022	150	148
5.88%, 12/15/2021		275	279	4.25%, 04/15/2021	1,380	1,384
6.38%, 12/15/2023		100	102	4.63%, 05/19/2022	592	595
West Corp				4.63%, 03/30/2025	652	645
8.50%, 10/15/2025(g)		5,945	5,172	5.13%, 09/30/2024	745	761
Western Digital Corp				5.75%, 11/20/2025	200	207
4.75%, 02/15/2026		550	541	7.50%, 09/15/2020	1,050	1,128
			$14,868	8.00%, 03/15/2020	3,225	3,435
Consumer Products - 0.27%				8.00%, 11/01/2031	775	934
ACCO Brands Corp				ASP AMC Merger Sub Inc
5.25%, 12/15/2024(g)		286	281	8.00%, 05/15/2025(g)	100	82
Central Garden & Pet Co				Enova International Inc
6.13%, 11/15/2023		825	848	9.75%, 06/01/2021	342	357
Kronos Acquisition Holdings Inc				FBM Finance Inc
9.00%, 08/15/2023(g)		326	284	8.25%, 08/15/2021(g)	50	52
Prestige Brands Inc				Jefferies Finance LLC / JFIN Co-Issuer Corp
6.38%, 03/01/2024(g)		755	754	6.88%, 04/15/2022(g)	500	504
Spectrum Brands Inc				7.50%, 04/15/2021(g)	200	204
5.75%, 07/15/2025		530	528	Ladder Capital Finance Holdings LLLP /
6.13%, 12/15/2024		736	747	Ladder Capital Finance Corp
			$3,442	5.25%, 03/15/2022(g)	182	182
Cosmetics & Personal Care - 0.35%				5.25%, 10/01/2025(g)	284	266
Avon International Operations Inc				Lions Gate Capital Holdings LLC
7.88%, 08/15/2022(g)		150	148	5.88%, 11/01/2024(g)	590	603
Avon Products Inc				LPL Holdings Inc
6.60%, 03/15/2020		300	295	5.75%, 09/15/2025(g)	2,769	2,686
8.95%, 03/15/2043		200	152	Nationstar Mortgage LLC / Nationstar Capital
Edgewell Personal Care Co				Corp
4.70%, 05/19/2021		800	800	6.50%, 07/01/2021	647	649
4.70%, 05/24/2022		435	428	Navient Corp
First Quality Finance Co Inc				4.88%, 06/17/2019	2,640	2,663
4.63%, 05/15/2021(g)		50	49	5.00%, 10/26/2020	850	850
High Ridge Brands Co				5.50%, 01/15/2019	445	449
8.88%, 03/15/2025(g)		4,938	2,271	5.88%, 03/25/2021	1,130	1,147
Revlon Consumer Products Corp				5.88%, 10/25/2024	1,065	1,030
5.75%, 02/15/2021		425	324	6.13%, 03/25/2024	1,385	1,365
			$4,467	6.50%, 06/15/2022	650	664
Distribution & Wholesale - 0.62%				6.63%, 07/26/2021	435	449
American Builders & Contractors Supply Co				6.75%, 06/25/2025	825	819
Inc				6.75%, 06/15/2026	625	616
5.88%, 05/15/2026(g)		100	100	7.25%, 01/25/2022	100	104
American Tire Distributors Inc				7.25%, 09/25/2023	400	419
10.25%, 03/01/2022(g)		11,570	4,715	8.00%, 03/25/2020	2,100	2,215
Core & Main LP				NFP Corp
6.13%, 08/15/2025(g)		200	192	6.88%, 07/15/2025(g)	3,080	2,995
Global Partners LP / GLP Finance Corp				Quicken Loans Inc
				5.25%, 01/15/2028(g)	300	279
7.00%, 06/15/2023		90	89	5.75%, 05/01/2025(g)	474	472
H&E Equipment Services Inc
5.63%, 09/01/2025		261	258	Springleaf Finance Corp
HD Supply Inc				5.25%, 12/15/2019	200	203
5.75%, 04/15/2024(g),(h)		1,364	1,432	5.63%, 03/15/2023	200	201
KAR Auction Services Inc				6.13%, 05/15/2022	1,250	1,278
5.13%, 06/01/2025(g)		100	97	6.88%, 03/15/2025	1,865	1,893
				7.13%, 03/15/2026	1,555	1,580
				7.75%, 10/01/2021	1,708	1,844
				8.25%, 12/15/2020	982	1,063

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services (continued)			Engineering & Construction (continued)
Tempo Acquisition LLC / Tempo Acquisition			Tutor Perini Corp
Finance Corp			6.88%, 05/01/2025(g)	$106	$105
6.75%, 06/01/2025(g)	$1,660	$1,604			$835
VFH Parent LLC / Orchestra Co-Issuer Inc			Entertainment - 1.68%
6.75%, 06/15/2022(g)	250	257	AMC Entertainment Holdings Inc
		$47,774	5.75%, 06/15/2025	1,110	1,095
Electric - 2.84%			5.88%, 02/15/2022	150	153
AES Corp/VA			5.88%, 11/15/2026	100	97
4.00%, 03/15/2021	600	599	6.13%, 05/15/2027	1,075	1,043
4.88%, 05/15/2023	100	100	Caesars Resort Collection LLC / CRC Finco
5.13%, 09/01/2027	500	505	Inc
5.50%, 04/15/2025	293	298	5.25%, 10/15/2025(g)	800	770
6.00%, 05/15/2026	410	428	CCM Merger Inc
Calpine Corp			6.00%, 03/15/2022(g)	122	124
5.25%, 06/01/2026(g)	950	898	Cedar Fair LP / Canada's Wonderland Co /
5.38%, 01/15/2023	1,830	1,745	Magnum Management Corp
5.50%, 02/01/2024	1,000	925	5.38%, 06/01/2024	100	101
5.75%, 01/15/2025	7,985	7,346	Cedar Fair LP / Canada's Wonderland Co /
5.88%, 01/15/2024(g)	315	317	Magnum Management Corp / Millennium Op
6.00%, 01/15/2022(g)	1,815	1,847	5.38%, 04/15/2027	350	343
InterGen NV			Churchill Downs Inc
7.00%, 06/30/2023(g)	200	197	4.75%, 01/15/2028(g)	180	169
NextEra Energy Operating Partners LP			Cinemark USA Inc
4.25%, 09/15/2024(g)	100	97	4.88%, 06/01/2023	650	640
4.50%, 09/15/2027(g)	200	188	Eldorado Resorts Inc
NRG Energy Inc			6.00%, 04/01/2025	180	182
5.75%, 01/15/2028(g)	300	298	7.00%, 08/01/2023	165	173
6.25%, 07/15/2022	875	903	EMI Music Publishing Group North America
6.25%, 05/01/2024	850	874	Holdings Inc
6.63%, 01/15/2027	3,028	3,119	7.63%, 06/15/2024(g)	395	425
7.25%, 05/15/2026	2,460	2,620	Gateway Casinos & Entertainment Ltd
NRG Yield Operating LLC			8.25%, 03/01/2024(g)	210	223
5.00%, 09/15/2026	500	470	GLP Capital LP / GLP Financing II Inc
5.38%, 08/15/2024	200	199	4.38%, 11/01/2018	1,150	1,151
SCANA Corp			4.38%, 04/15/2021	225	228
4.75%, 05/15/2021	800	807	4.88%, 11/01/2020	2,345	2,380
Talen Energy Supply LLC			5.25%, 06/01/2025	100	102
4.60%, 12/15/2021	990	846	5.38%, 11/01/2023	920	950
6.50%, 06/01/2025	812	597	5.38%, 04/15/2026	650	660
9.50%, 07/15/2022(g)	2,710	2,602	5.75%, 06/01/2028	100	101
Vistra Energy Corp			International Game Technology PLC
5.88%, 06/01/2023	1,637	1,684	5.63%, 02/15/2020(g)	1,010	1,029
7.38%, 11/01/2022	850	887	6.25%, 02/15/2022(g)	415	429
7.63%, 11/01/2024	2,035	2,180	6.50%, 02/15/2025(g)	330	349
8.00%, 01/15/2025(g)	1,010	1,097	Live Nation Entertainment Inc
8.13%, 01/30/2026(g)	1,045	1,149	4.88%, 11/01/2024(g)	1,580	1,558
		$35,822	Mohegan Gaming & Entertainment
Electrical Components & Equipment - 0.10%			7.88%, 10/15/2024(g)	200	189
Energizer Holdings Inc			National CineMedia LLC
5.50%, 06/15/2025(g)	210	207	6.00%, 04/15/2022	400	406
EnerSys			Penn National Gaming Inc
5.00%, 04/30/2023(g)	683	688	5.63%, 01/15/2027(g)	700	661
WESCO Distribution Inc			Pinnacle Entertainment Inc
5.38%, 12/15/2021	310	316	5.63%, 05/01/2024	200	209
		$1,211	Rivers Pittsburgh Borrower LP/Rivers
Energy - Alternate Sources - 0.07%			Pittsburgh Finance Corp
Pattern Energy Group Inc			6.13%, 08/15/2021(g)	235	233
5.88%, 02/01/2024(g)	329	331	Scientific Games International Inc
TerraForm Power Operating LLC			5.00%, 10/15/2025(g)	700	674
4.25%, 01/31/2023(g)	400	385	10.00%, 12/01/2022	1,720	1,836
6.63%, 06/15/2025(g),(h)	210	224	Six Flags Entertainment Corp
			4.88%, 07/31/2024(g)	1,579	1,542
		$940	5.50%, 04/15/2027(g)	200	196
Engineering & Construction - 0.07%
AECOM			WMG Acquisition Corp
5.13%, 03/15/2027	404	392	4.88%, 11/01/2024(g)	105	103
Brand Industrial Services Inc			5.00%, 08/01/2023(g)	90	89
8.50%, 07/15/2025 (g)	100	102	5.63%, 04/15/2022(g)	502	509
MasTec Inc					$21,122
4.88%, 03/15/2023	137	133	Environmental Control - 0.10%
Pisces Midco Inc			Covanta Holding Corp
8.00%, 04/15/2026(g)	100	103	5.88%, 03/01/2024	145	145
			6.38%, 10/01/2022	430	440

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Environmental Control (continued)			Gas (continued)
GFL Environmental Inc			AmeriGas Partners LP / AmeriGas Finance
5.63%, 05/01/2022(g)	$260	$247	Corp (continued)
Tervita Escrow Corp			5.75%, 05/20/2027	$331	$316
7.63%, 12/01/2021(g)	400	413	5.88%, 08/20/2026	318	309
		$1,245	NGL Energy Partners LP / NGL Energy
Food - 1.12%			Finance Corp
Albertsons Cos LLC / Safeway Inc / New			6.13%, 03/01/2025	466	443
Albertsons LP / Albertson's LLC			6.88%, 10/15/2021	191	194
5.75%, 03/15/2025	1,220	1,098	7.50%, 11/01/2023	100	102
6.63%, 06/15/2024	779	746			$2,001
B&G Foods Inc			Hand & Machine Tools - 0.39%
5.25%, 04/01/2025	443	425	Apex Tool Group LLC / BC Mountain
Chobani LLC / Chobani Finance Corp Inc			Finance Inc
7.50%, 04/15/2025(g)	200	183	9.00%, 02/15/2023(g)	5,120	4,851
Dean Foods Co
6.50%, 03/15/2023(g)	735	718	Healthcare - Products - 1.27%
Dole Food Co Inc			Avantor Inc
7.25%, 06/15/2025(g)	507	498	6.00%, 10/01/2024(g)	600	601
Ingles Markets Inc			9.00%, 10/01/2025(g)	9,000	9,135
5.75%, 06/15/2023	100	100	DJO Finance LLC / DJO Finance Corp
JBS USA LUX SA / JBS USA Finance Inc			8.13%, 06/15/2021(g)	350	360
5.75%, 06/15/2025(g)	191	179	10.75%, 04/15/2020	200	198
5.88%, 07/15/2024(g)	931	893	Hill-Rom Holdings Inc
6.75%, 02/15/2028(g)	200	189	5.75%, 09/01/2023(g)	900	914
7.25%, 06/01/2021(g)	277	279	Hologic Inc
Lamb Weston Holdings Inc			4.38%, 10/15/2025(g)	1,255	1,214
4.63%, 11/01/2024(g)	300	294	4.63%, 02/01/2028(g)	135	127
4.88%, 11/01/2026(g)	630	620	Immucor Inc
New Albertsons LP			11.13%, 02/15/2022(g)	200	201
8.00%, 05/01/2031	300	255	Kinetic Concepts Inc / KCI USA Inc
8.70%, 05/01/2030	165	143	7.88%, 02/15/2021(g)	345	353
Pilgrim's Pride Corp			12.50%, 11/01/2021(g)	400	438
5.75%, 03/15/2025(g)	395	378	Mallinckrodt International Finance SA
5.88%, 09/30/2027(g)	500	466	4.75%, 04/15/2023	143	122
Pinnacle Foods Finance LLC / Pinnacle Foods			Mallinckrodt International Finance SA /
Finance Corp			Mallinckrodt CB LLC
5.88%, 01/15/2024	565	591	4.88%, 04/15/2020(g)	50	49
Post Holdings Inc			5.50%, 04/15/2025(g)	655	537
5.00%, 08/15/2026(g)	1,198	1,129	5.75%, 08/01/2022(g)	828	753
5.50%, 03/01/2025(g)	1,418	1,397	Ortho-Clinical Diagnostics Inc / Ortho-
5.63%, 01/15/2028(g)	1,010	962	Clinical Diagnostics SA
5.75%, 03/01/2027(g)	1,494	1,453	6.63%, 05/15/2022(g)	200	198
Tesco PLC			Teleflex Inc
6.15%, 11/15/2037(g)	300	317	4.63%, 11/15/2027	100	95
TreeHouse Foods Inc			4.88%, 06/01/2026	363	358
4.88%, 03/15/2022	500	500	5.25%, 06/15/2024	292	301
US Foods Inc			Universal Hospital Services Inc
5.88%, 06/15/2024(g)	340	338	7.63%, 08/15/2020	100	100
		$14,151			$16,054
Food Service - 0.23%			Healthcare - Services - 7.54%
Aramark Services Inc			Acadia Healthcare Co Inc
4.75%, 06/01/2026	100	97	5.63%, 02/15/2023	700	705
5.00%, 02/01/2028(g)	1,825	1,761	6.13%, 03/15/2021	253	256
5.13%, 01/15/2024	1,055	1,064	Centene Corp
		$2,922	4.75%, 05/15/2022	1,785	1,805
Forest Products & Paper - 0.08%			4.75%, 01/15/2025	710	709
Cascades Inc			5.38%, 06/01/2026(g)	1,030	1,055
5.50%, 07/15/2022(g)	25	25	5.63%, 02/15/2021	490	501
5.75%, 07/15/2023(g)	230	228	6.13%, 02/15/2024	1,355	1,426
Mercer International Inc			CHS/Community Health Systems Inc
6.50%, 02/01/2024	700	716	5.13%, 08/01/2021	452	427
NewPage Corp			6.25%, 03/31/2023	1,293	1,202
0.00%, 12/31/2014(a),(c),(d)	3,413	—	6.88%, 02/01/2022	558	273
Resolute Forest Products Inc			8.13%, 06/30/2024(g)	598	492
5.88%, 05/15/2023	100	102	11.00%, 06/30/2023(g),(h)	1,000	900
		$1,071	DaVita Inc
Gas - 0.16%			5.00%, 05/01/2025	1,305	1,230
AmeriGas Partners LP / AmeriGas Finance			5.13%, 07/15/2024	1,500	1,460
Corp			5.75%, 08/15/2022	2,074	2,110
5.50%, 05/20/2025	436	422	Eagle Holding Co II LLC
5.63%, 05/20/2024	218	215	7.63%, PIK 8.38%, 05/15/2022(g),(h),(i)	150	151

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Holding Companies - Diversified (continued)
Encompass Health Corp			Trident Merger Sub Inc
5.13%, 03/15/2023	$900	$898	6.63%, 11/01/2025(g)	$4,770	$4,484
5.75%, 09/15/2025	900	904			$5,874
Envision Healthcare Corp			Home Builders - 1.78%
5.13%, 07/01/2022(g)	959	968	AV Homes Inc
5.63%, 07/15/2022	335	343	6.63%, 05/15/2022	495	510
6.25%, 12/01/2024(g)	1,205	1,283	Beazer Homes USA Inc
Fresenius Medical Care US Finance II Inc			5.88%, 10/15/2027	145	127
5.88%, 01/31/2022(g)	415	439	8.75%, 03/15/2022	150	159
6.50%, 09/15/2018(g)	1,230	1,235	Brookfield Residential Properties Inc /
HCA Healthcare Inc			Brookfield Residential US Corp
6.25%, 02/15/2021	619	645	6.13%, 07/01/2022(g)	250	251
HCA Inc			Century Communities Inc
4.25%, 10/15/2019	445	448	6.88%, 05/15/2022	900	915
4.50%, 02/15/2027	705	686	K Hovnanian Enterprises Inc
4.75%, 05/01/2023	1,810	1,833	10.00%, 07/15/2022(g)	500	517
5.00%, 03/15/2024	2,919	2,963	KB Home
5.25%, 04/15/2025	1,571	1,605	7.00%, 12/15/2021	235	248
5.25%, 06/15/2026	535	543	7.50%, 09/15/2022	200	213
5.38%, 02/01/2025	882	893	8.00%, 03/15/2020	205	218
5.50%, 06/15/2047	1,080	1,024	Lennar Corp
5.88%, 03/15/2022	2,391	2,513	2.95%, 11/29/2020	200	194
5.88%, 05/01/2023	478	500	4.13%, 01/15/2022	800	793
5.88%, 02/15/2026	480	496	4.75%, 04/01/2021	700	707
6.50%, 02/15/2020	1,317	1,371	4.75%, 11/15/2022	1,300	1,300
7.50%, 02/15/2022	1,275	1,401	4.75%, 11/29/2027	300	282
7.69%, 06/15/2025	765	841	4.88%, 12/15/2023	975	973
LifePoint Health Inc			5.25%, 06/01/2026	837	816
5.38%, 05/01/2024	75	78	5.38%, 10/01/2022	598	607
5.50%, 12/01/2021	448	456	5.88%, 11/15/2024	882	911
5.88%, 12/01/2023	665	695	8.38%, 01/15/2021	320	350
MEDNAX Inc			M/I Homes Inc
5.25%, 12/01/2023(g)	465	462	5.63%, 08/01/2025	301	282
Molina Healthcare Inc			Mattamy Group Corp
4.88%, 06/15/2025(g)	237	231	6.50%, 10/01/2025(g)	100	97
5.38%, 11/15/2022	700	714	6.88%, 12/15/2023(g)	157	160
MPH Acquisition Holdings LLC			MDC Holdings Inc
7.13%, 06/01/2024(g)	1,834	1,898	6.00%, 01/15/2043	200	168
One Call Corp			Meritage Homes Corp
7.50%, 07/01/2024(g)	10,646	10,540	6.00%, 06/01/2025	350	352
10.00%, 10/01/2024(g)	3,920	3,410	7.15%, 04/15/2020	370	387
Polaris Intermediate Corp			New Home Co Inc/The
8.50%, PIK 9.25%, 12/01/2022(g),(h),(i)	8,530	8,818	7.25%, 04/01/2022	555	569
Quorum Health Corp			PulteGroup Inc
11.63%, 04/15/2023	200	195	4.25%, 03/01/2021	1,520	1,520
RegionalCare Hospital Partners Holdings Inc			5.00%, 01/15/2027	600	564
8.25%, 05/01/2023(g)	8,290	8,787	5.50%, 03/01/2026	100	99
Surgery Center Holdings Inc			6.00%, 02/15/2035	500	475
6.75%, 07/01/2025(g)	6,430	6,068	Taylor Morrison Communities Inc / Taylor
8.88%, 04/15/2021(g)	400	411	Morrison Holdings II Inc
Tenet Healthcare Corp			5.25%, 04/15/2021(g)	830	830
4.38%, 10/01/2021	637	635	5.63%, 03/01/2024(g)	1,206	1,173
4.50%, 04/01/2021	300	301	Toll Brothers Finance Corp
4.63%, 07/15/2024	1,359	1,316	4.00%, 12/31/2018	560	560
4.75%, 06/01/2020	50	51	4.35%, 02/15/2028	1,250	1,120
5.13%, 05/01/2025	695	674	4.38%, 04/15/2023	915	896
6.00%, 10/01/2020	700	727	4.88%, 03/15/2027	790	747
6.75%, 06/15/2023	1,300	1,320	5.63%, 01/15/2024	510	524
6.88%, 11/15/2031	460	419	5.88%, 02/15/2022	430	448
7.00%, 08/01/2025(g)	827	830	TRI Pointe Group Inc
7.50%, 01/01/2022(g)	770	807	4.88%, 07/01/2021	700	702
8.13%, 04/01/2022	1,403	1,494	TRI Pointe Group Inc / TRI Pointe Homes
WellCare Health Plans Inc			Inc
5.25%, 04/01/2025	300	302	5.88%, 06/15/2024	30	30
West Street Merger Sub Inc			William Lyon Homes Inc
6.38%, 09/01/2025(g)	4,888	4,754	5.88%, 01/31/2025	600	567
		$94,927			$22,361
Holding Companies - Diversified - 0.47%			Home Furnishings - 0.01%
Spectrum Brands Holdings Inc			Tempur Sealy International Inc
7.75%, 01/15/2022	1,080	1,113	5.50%, 06/15/2026	100	95
Stena International SA
5.75%, 03/01/2024(g)	300	277

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Housewares - 0.07%			Iron & Steel (continued)
American Greetings Corp			Big River Steel LLC / BRS Finance Corp
7.88%, 02/15/2025(g)	$237	$227	7.25%, 09/01/2025(g)	$5,313	$5,526
Scotts Miracle-Gro Co/The			Cleveland-Cliffs Inc
5.25%, 12/15/2026	625	597	5.75%, 03/01/2025	600	582
		$824	6.25%, 10/01/2040	200	172
Insurance - 2.43%			Commercial Metals Co
Acrisure LLC / Acrisure Finance Inc			4.88%, 05/15/2023	581	566
7.00%, 11/15/2025(g)	600	543	5.38%, 07/15/2027	154	143
Alliant Holdings Intermediate LLC / Alliant			Specialty Steel
Holdings Co-Issuer			12.52%, 11/15/2022(c),(d)	8,680	8,680
8.25%, 08/01/2023(g)	7,160	7,429	Steel Dynamics Inc
American Equity Investment Life Holding			5.13%, 10/01/2021	400	404
Co			5.25%, 04/15/2023	200	202
5.00%, 06/15/2027	200	194	5.50%, 10/01/2024	790	807
Ardonagh Midco 3 PLC			United States Steel Corp
8.63%, 07/15/2023(g)	250	256	6.88%, 08/15/2025	600	613
AssuredPartners Inc			7.38%, 04/01/2020	550	582
7.00%, 08/15/2025(g)	6,975	6,731			$24,264
CNO Financial Group Inc			Leisure Products & Services - 0.32%
5.25%, 05/30/2025	742	727	24 Hour Fitness Worldwide Inc
Genworth Holdings Inc			8.00%, 06/01/2022(g)	700	688
7.20%, 02/15/2021	550	572	Constellation Merger Sub Inc
7.63%, 09/24/2021	100	104	8.50%, 09/15/2025(g)	260	246
7.70%, 06/15/2020	150	155	NCL Corp Ltd
HUB International Ltd			4.75%, 12/15/2021(g)	2,025	2,028
7.00%, 05/01/2026(g)	5,980	6,002	Sabre GLBL Inc
Liberty Mutual Group Inc			5.25%, 11/15/2023(g)	186	186
7.80%, 03/07/2087(g)	226	267	5.38%, 04/15/2023(g)	100	101
Radian Group Inc			Silversea Cruise Finance Ltd
4.50%, 10/01/2024	1,053	1,021	7.25%, 02/01/2025(g)	200	216
USIS Merger Sub Inc			Viking Cruises Ltd
6.88%, 05/01/2025(g)	6,597	6,514	5.88%, 09/15/2027(g)	500	489
Voya Financial Inc			VOC Escrow Ltd
5.65%, 05/15/2053(k)	100	101	5.00%, 02/15/2028(g)	100	96
3 Month LIBOR + 3.58%					$4,050
		$30,616	Lodging - 1.74%
Internet - 1.02%			Boyd Gaming Corp
Cogent Communications Group Inc			6.38%, 04/01/2026	1,165	1,191
5.38%, 03/01/2022(g)	200	204	6.88%, 05/15/2023	1,794	1,887
Match Group Inc			Choice Hotels International Inc
6.38%, 06/01/2024	445	471	5.75%, 07/01/2022	220	229
Netflix Inc			Diamond Resorts International Inc
4.38%, 11/15/2026	891	835	10.75%, 09/01/2024(g)	450	469
4.88%, 04/15/2028(g)	1,440	1,362	Hilton Domestic Operating Co Inc
5.38%, 02/01/2021	580	595	4.25%, 09/01/2024	510	492
5.50%, 02/15/2022	1,235	1,274	5.13%, 05/01/2026(g)	680	680
5.75%, 03/01/2024	125	128	Hilton Grand Vacations Borrower LLC/Hilton
5.88%, 02/15/2025	325	333	Grand Vacations Borrower Inc
5.88%, 11/15/2028(g)	1,200	1,203	6.13%, 12/01/2024	194	197
Symantec Corp			Hilton Worldwide Finance LLC / Hilton
3.95%, 06/15/2022	50	49	Worldwide Finance Corp
4.20%, 09/15/2020	200	201	4.63%, 04/01/2025	1,208	1,178
5.00%, 04/15/2025(g)	739	729	4.88%, 04/01/2027	328	319
VeriSign Inc			Jack Ohio Finance LLC / Jack Ohio Finance 1
4.75%, 07/15/2027	435	414	Corp
5.25%, 04/01/2025	410	419	6.75%, 11/15/2021(g)	1,090	1,125
Zayo Group LLC / Zayo Capital Inc			10.25%, 11/15/2022(g)	3,470	3,761
5.75%, 01/15/2027(g)	2,603	2,577	MGM Resorts International
6.00%, 04/01/2023	1,065	1,093	4.63%, 09/01/2026	629	591
6.38%, 05/15/2025	890	921	5.25%, 03/31/2020	950	971
		$12,808	5.75%, 06/15/2025	705	711
Iron & Steel - 1.93%			6.00%, 03/15/2023	535	554
AK Steel Corp			6.63%, 12/15/2021	915	975
7.00%, 03/15/2027	393	373	6.75%, 10/01/2020	150	158
7.50%, 07/15/2023	236	244	7.75%, 03/15/2022	490	537
7.63%, 10/01/2021	50	51	8.63%, 02/01/2019	1,700	1,738
Allegheny Technologies Inc			Seminole Hard Rock Entertainment Inc /
5.95%, 01/15/2021	600	609	Seminole Hard Rock International LLC
Baffinland Iron Mines Corp / Baffinland Iron			5.88%, 05/15/2021(g)	440	440
Mines LP			Station Casinos LLC
8.75%, 07/15/2026(g)	4,710	4,710	5.00%, 10/01/2025(g)	393	374

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Lodging (continued)			Media (continued)
Studio City Co Ltd			AMC Networks Inc
5.88%, 11/30/2019(g)	$210	$212	4.75%, 12/15/2022	$250	$250
7.25%, 11/30/2021(g)	300	311	4.75%, 08/01/2025	615	590
Wyndham Destinations Inc			5.00%, 04/01/2024	300	296
4.15%, 04/01/2024	545	536	Block Communications Inc
4.25%, 03/01/2022	500	484	6.88%, 02/15/2025(g)	100	99
4.50%, 04/01/2027	400	391	Cable One Inc
Wyndham Hotels & Resorts Inc			5.75%, 06/15/2022(g)	100	101
5.38%, 04/15/2026(g)	100	100	Cablevision Systems Corp
Wynn Las Vegas LLC / Wynn Las Vegas			5.88%, 09/15/2022	550	551
Capital Corp			CCO Holdings LLC / CCO Holdings Capital
5.25%, 05/15/2027(g)	200	188	Corp
5.50%, 03/01/2025(g)	920	908	4.00%, 03/01/2023(g)	100	95
Wynn Macau Ltd			5.00%, 02/01/2028(g)	2,995	2,814
5.50%, 10/01/2027(g)	200	192	5.13%, 02/15/2023	100	99
		$21,899	5.13%, 05/01/2023(g)	2,030	2,025
Machinery - Construction & Mining - 0.11%			5.13%, 05/01/2027(g)	1,769	1,689
BlueLine Rental Finance Corp / BlueLine			5.25%, 03/15/2021	650	656
Rental LLC			5.25%, 09/30/2022	1,140	1,151
9.25%, 03/15/2024(g)	400	423	5.38%, 05/01/2025(g)	475	467
Terex Corp			5.50%, 05/01/2026(g)	880	865
5.63%, 02/01/2025(g)	868	861	5.75%, 01/15/2024	500	505
Vertiv Intermediate Holding Corp			5.75%, 02/15/2026(g)	2,807	2,789
12.00%, PIK 13.00%, 02/15/2022(g),(h),(i)	150	145	5.88%, 04/01/2024(g)	501	510
		$1,429	5.88%, 05/01/2027(g)	380	377
Machinery - Diversified - 1.21%			Cengage Learning Inc
ATS Automation Tooling Systems Inc			9.50%, 06/15/2024(g)	293	256
6.50%, 06/15/2023(g)	526	538	Cequel Communications Holdings I LLC /
Cloud Crane LLC			Cequel Capital Corp
10.13%, 08/01/2024(g)	100	108	5.13%, 12/15/2021(g)	1,770	1,766
CNH Industrial Capital LLC			5.13%, 12/15/2021(g)	800	799
3.38%, 07/15/2019	525	526	7.50%, 04/01/2028(g)	400	412
4.38%, 04/05/2022	550	553	7.75%, 07/15/2025(g)	1,075	1,130
4.88%, 04/01/2021	430	440	Clear Channel Worldwide Holdings Inc
CNH Industrial NV			6.50%, 11/15/2022	600	613
4.50%, 08/15/2023	290	292	7.63%, 03/15/2020	980	982
JPW Industries Holding Corp			CSC Holdings LLC
9.00%, 10/01/2024(g)	4,660	4,747	5.25%, 06/01/2024	630	606
Manitowoc Co Inc/The			5.38%, 02/01/2028(g)	400	377
12.75%, 08/15/2021(g)	100	111	5.50%, 04/15/2027(g)	1,201	1,156
RBS Global Inc / Rexnord LLC			6.63%, 10/15/2025(g)	600	620
4.88%, 12/15/2025(g)	245	235	6.75%, 11/15/2021	605	631
SPX FLOW Inc			10.88%, 10/15/2025(g)	2,525	2,929
5.63%, 08/15/2024(g)	700	695	DISH DBS Corp
Tennant Co			5.00%, 03/15/2023	779	674
5.63%, 05/01/2025	239	238	5.13%, 05/01/2020	700	695
Titan Acquisition Ltd / Titan Co-Borrower			5.88%, 07/15/2022	375	351
LLC			5.88%, 11/15/2024	1,944	1,613
7.75%, 04/15/2026(g)	4,090	3,659	6.75%, 06/01/2021	1,620	1,629
Welbilt Inc			7.75%, 07/01/2026	1,281	1,119
9.50%, 02/15/2024	290	317	7.88%, 09/01/2019	100	104
Xerium Technologies Inc			EW Scripps Co/The
9.50%, 08/15/2021	2,630	2,769	5.13%, 05/15/2025(g)	142	134
			Gray Television Inc
		$15,228	5.13%, 10/15/2024 (g)	500	480
Media - 7.54%			5.88%, 07/15/2026(g)	200	195
Altice Financing SA
6.63%, 02/15/2023(g)	865	875	Liberty Interactive LLC
7.50%, 05/15/2026(g)	1,475	1,436	8.50%, 07/15/2029	455	487
Altice Finco SA			LIN Television Corp
8.13%, 01/15/2024(g)	200	203	5.88%, 11/15/2022	169	172
Altice France SA/France			McClatchy Co/The
6.00%, 05/15/2022(g)	3,087	3,182	6.88%, 03/15/2029	400	516
6.25%, 05/15/2024(g)	1,327	1,319	McGraw-Hill Global Education Holdings LLC
7.38%, 05/01/2026(g)	4,078	4,032	/ McGraw-Hill Global Education Finance
8.13%, 02/01/2027(g)	670	684	7.88%, 05/15/2024(g)	500	464
Altice Luxembourg SA			Meredith Corp
7.63%, 02/15/2025(g)	1,689	1,566	6.88%, 02/01/2026(g)	700	705
7.75%, 05/15/2022(g)	2,384	2,372	Midcontinent Communications / Midcontinent
Altice US Finance I Corp			Finance Corp
5.38%, 07/15/2023(g)	875	882	6.88%, 08/15/2023(g)	200	211
5.50%, 05/15/2026(g)	1,933	1,899	Nexstar Broadcasting Inc
			5.63%, 08/01/2024(g)	520	512
			6.13%, 02/15/2022(g)	445	452

See accompanying notes.

Schedule of Investments High Yield Fund I July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Media (continued)			Metal Fabrication & Hardware (continued)
Quebecor Media Inc			Novelis Corp (continued)
5.75%, 01/15/2023	$180	$185	6.25%, 08/15/2024(g)	$1,000	$1,002
Radiate Holdco LLC / Radiate Finance Inc					$2,877
6.63%, 02/15/2025(g)	500	468	Mining - 2.12%
Sinclair Television Group Inc			Alcoa Nederland Holding BV
5.13%, 02/15/2027(g)	1,105	1,025	6.13%, 05/15/2028(g)	200	206
5.38%, 04/01/2021	815	820	6.75%, 09/30/2024(g)	743	790
5.63%, 08/01/2024(g)	179	177	7.00%, 09/30/2026(g)	200	216
6.13%, 10/01/2022	330	336	Barminco Finance Pty Ltd
Sirius XM Radio Inc			6.63%, 05/15/2022(g)	200	190
3.88%, 08/01/2022(g)	50	49	Century Aluminum Co
4.63%, 05/15/2023(g)	1,235	1,216	7.50%, 06/01/2021(g)	570	577
5.00%, 08/01/2027(g)	1,501	1,426	Constellium NV
5.38%, 04/15/2025(g)	770	764	5.88%, 02/15/2026(g)	250	246
5.38%, 07/15/2026(g)	1,095	1,072	Eldorado Gold Corp
6.00%, 07/15/2024(g)	2,045	2,114	6.13%, 12/15/2020(g)	200	195
SportsNet New York			Ferroglobe PLC / Globe Specialty Metals Inc
10.25%, 01/15/2025(b),(c),(d)	4,130	4,130	9.38%, 03/01/2022(g)	200	206
TEGNA Inc			First Quantum Minerals Ltd
4.88%, 09/15/2021(g)	500	498	7.25%, 05/15/2022(g)	545	548
5.13%, 10/15/2019	960	962	FMG Resources August 2006 Pty Ltd
5.13%, 07/15/2020	870	881	4.75%, 05/15/2022(g)	993	966
5.50%, 09/15/2024(g)	115	116	5.13%, 05/15/2024(g)	542	519
6.38%, 10/15/2023	250	258	Freeport-McMoRan Inc
Townsquare Media Inc			3.10%, 03/15/2020	1,025	1,012
6.50%, 04/01/2023(g)	2,170	1,991	3.55%, 03/01/2022	1,485	1,439
Tribune Media Co			3.88%, 03/15/2023	2,210	2,127
5.88%, 07/15/2022	550	553	4.00%, 11/14/2021	620	615
Unitymedia GmbH			4.55%, 11/14/2024	400	387
6.13%, 01/15/2025(g)	325	338	5.40%, 11/14/2034	1,878	1,723
Unitymedia Hessen GmbH & Co KG /			5.45%, 03/15/2043	2,032	1,804
Unitymedia NRW GmbH			6.88%, 02/15/2023	100	107
5.00%, 01/15/2025(g)	1,220	1,242	Hecla Mining Co
Univision Communications Inc			6.88%, 05/01/2021	568	572
5.13%, 05/15/2023(g)	2,700	2,578	Hudbay Minerals Inc
5.13%, 02/15/2025(g)	859	797	7.25%, 01/15/2023(g)	195	201
6.75%, 09/15/2022(g)	718	733	7.63%, 01/15/2025(g)	715	738
UPCB Finance IV Ltd			Joseph T Ryerson & Son Inc
5.38%, 01/15/2025(g)	975	941	11.00%, 05/15/2022(g)	300	331
Urban One Inc			Kaiser Aluminum Corp
7.38%, 04/15/2022(g)	2,540	2,496	5.88%, 05/15/2024	234	239
9.25%, 02/15/2020(g)	2,010	1,965	Northwest Acquisitions ULC / Dominion
Viacom Inc			Finco Inc
5.87%, 02/28/2057(k)	400	390	7.13%, 11/01/2022(g)	1,880	1,875
3 Month LIBOR + 3.90%			Real Alloy Holding Inc
6.25%, 02/28/2057(k)	100	97	12.31%, 11/30/2023(b),(c),(d)	4,830	4,830
3 Month LIBOR + 3.90%			Teck Resources Ltd
Videotron Ltd			4.75%, 01/15/2022	982	1,012
5.00%, 07/15/2022	200	204	5.40%, 02/01/2043	315	295
5.13%, 04/15/2027(g)	335	329	6.00%, 08/15/2040	385	389
5.38%, 06/15/2024(g)	217	224	6.13%, 10/01/2035	400	415
Virgin Media Finance PLC			6.25%, 07/15/2041	740	771
6.00%, 10/15/2024(g)	510	499	8.50%, 06/01/2024(g)	1,018	1,121
6.38%, 04/15/2023(g)	820	843
					$26,662
Virgin Media Secured Finance PLC			Miscellaneous Manufacturers - 0.13%
5.25%, 01/15/2021	500	510
5.25%, 01/15/2026(g)	300	282	EnPro Industries Inc
5.50%, 08/15/2026(g)	1,855	1,767	5.88%, 09/15/2022	300	305
			Gates Global LLC / Gates Global Co
Ziggo Bond Finance BV			6.00%, 07/15/2022(g)	734	739
5.88%, 01/15/2025(g)	260	243	Koppers Inc
6.00%, 01/15/2027(g)	150	137	6.00%, 02/15/2025(g)	604	605
Ziggo BV					$1,649
5.50%, 01/15/2027(g)	2,235	2,129
			Office & Business Equipment - 0.19%
		$94,954	CDW LLC / CDW Finance Corp
Metal Fabrication & Hardware - 0.23%			5.00%, 09/01/2023	1,298	1,311
Grinding Media Inc / Moly-Cop AltaSteel			5.00%, 09/01/2025	520	515
Ltd			5.50%, 12/01/2024	205	212
7.38%, 12/15/2023(g)	300	312
			Pitney Bowes Inc
Novelis Corp			3.63%, 10/01/2021	200	189
5.88%, 09/30/2026(g)	1,630	1,563
			4.70%, 04/01/2023	200	179
					$2,406

See accompanying notes.

Schedule of Investments High Yield Fund I July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas - 6.46%			Oil & Gas (continued)
Aker BP ASA			EP Energy LLC / Everest Acquisition Finance
6.00%, 07/01/2022(g)	$400	$413	Inc (continued)
Alta Mesa Holdings LP / Alta Mesa Finance			7.75%, 05/15/2026(g)	$600	$612
Services Corp			8.00%, 11/29/2024(g)	504	509
7.88%, 12/15/2024	100	104	8.00%, 02/15/2025(g)	305	233
Antero Resources Corp			9.38%, 05/01/2020	400	394
5.00%, 03/01/2025	100	100	9.38%, 05/01/2024(g)	1,629	1,340
5.13%, 12/01/2022	2,562	2,568	Extraction Oil & Gas Inc
5.38%, 11/01/2021	1,715	1,738	5.63%, 02/01/2026(g)	200	194
Ascent Resources Utica Holdings LLC / ARU			Great Western Petroleum LLC / Great Western
Finance Corp			Finance Corp
10.00%, 04/01/2022(g)	2,010	2,221	9.00%, 09/30/2021(g)	100	102
Athabasca Oil Corp			Gulfport Energy Corp
9.88%, 02/24/2022(g)	200	208	6.00%, 10/15/2024	302	291
Baytex Energy Corp			6.38%, 05/15/2025	200	194
5.13%, 06/01/2021(g)	245	237	6.63%, 05/01/2023	900	911
5.63%, 06/01/2024(g)	293	275	Halcon Resources Corp
California Resources Corp			6.75%, 02/15/2025	624	579
8.00%, 12/15/2022(g)	1,386	1,240	Hess Infrastructure Partners LP / Hess
Callon Petroleum Co			Infrastructure Partners Finance Corp
6.13%, 10/01/2024	372	378	5.63%, 02/15/2026(g)	200	201
Calumet Specialty Products Partners LP /			HighPoint Operating Corp
Calumet Finance Corp			7.00%, 10/15/2022	500	502
6.50%, 04/15/2021	100	99	Hilcorp Energy I LP / Hilcorp Finance Co
7.75%, 04/15/2023	800	796	5.00%, 12/01/2024(g)	616	592
Canadian Oil Sands Ltd			Indigo Natural Resources LLC
4.50%, 04/01/2022(g)	700	708	6.88%, 02/15/2026(g)	100	97
Carrizo Oil & Gas Inc			Jupiter Resources Inc
6.25%, 04/15/2023	386	393	8.50%, 10/01/2022(g)	300	150
Chesapeake Energy Corp			Laredo Petroleum Inc
4.88%, 04/15/2022	665	645	5.63%, 01/15/2022	100	100
5.38%, 06/15/2021	200	199	Matador Resources Co
5.75%, 03/15/2023	400	386	6.88%, 04/15/2023	650	683
6.13%, 02/15/2021	1,306	1,335	MEG Energy Corp
6.63%, 08/15/2020	150	156	6.38%, 01/30/2023(g)	3,899	3,519
8.00%, 12/15/2022(g)	303	320	6.50%, 01/15/2025(g)	245	241
8.00%, 01/15/2025	795	815	7.00%, 03/31/2024(g)	4,400	3,976
8.00%, 06/15/2027	1,705	1,744	Moss Creek Resources Holdings Inc
CNX Resources Corp			7.50%, 01/15/2026(g)	100	97
5.88%, 04/15/2022	1,150	1,152	Murphy Oil Corp
8.00%, 04/01/2023	40	42	4.45%, 12/01/2022	600	593
CrownRock LP / CrownRock Finance Inc			5.75%, 08/15/2025	530	531
5.63%, 10/15/2025(g)	1,000	965	5.87%, 12/01/2042	200	181
CVR Refining LLC / Coffeyville Finance Inc			Murphy Oil USA Inc
6.50%, 11/01/2022	460	470	6.00%, 08/15/2023	900	922
Denbury Resources Inc			Nabors Industries Inc
9.00%, 05/15/2021(g)	700	745	5.00%, 09/15/2020	450	452
9.25%, 03/31/2022(g)	300	318	5.50%, 01/15/2023	533	514
Diamond Offshore Drilling Inc			Neptune Energy Bondco PLC
4.88%, 11/01/2043	575	414	6.63%, 05/15/2025(g)	200	195
7.88%, 08/15/2025	330	344	Newfield Exploration Co
Diamondback Energy Inc			5.38%, 01/01/2026	490	502
4.75%, 11/01/2024	398	386	5.63%, 07/01/2024	490	514
5.38%, 05/31/2025(g)	100	100	5.75%, 01/30/2022	150	156
Eclipse Resources Corp			Noble Holding International Ltd
8.88%, 07/15/2023	200	191	5.25%, 03/15/2042	320	227
Endeavor Energy Resources LP / EER Finance			6.05%, 03/01/2041	500	370
Inc			6.20%, 08/01/2040	236	172
5.75%, 01/30/2028(g)	465	455	7.75%, 01/15/2024	100	97
Energen Corp			7.95%, 04/01/2025	100	95
4.63%, 09/01/2021	425	424	Oasis Petroleum Inc
Energy Ventures Gom LLC / EnVen Finance			6.25%, 05/01/2026(g)	345	347
Corp			6.88%, 03/15/2022	911	928
11.00%, 02/15/2023(g)	2,180	2,344	Parker Drilling Co
Ensco PLC			6.75%, 07/15/2022	156	127
4.50%, 10/01/2024	100	85	Parkland Fuel Corp
5.20%, 03/15/2025	296	251	6.00%, 04/01/2026(g)	100	99
5.75%, 10/01/2044	550	400	Parsley Energy LLC / Parsley Finance Corp
7.75%, 02/01/2026	500	482	5.38%, 01/15/2025(g)	200	199
EP Energy LLC / Everest Acquisition Finance			5.63%, 10/15/2027(g)	800	794
Inc			6.25%, 06/01/2024(g)	50	52
6.38%, 06/15/2023	2,365	1,596	PBF Holding Co LLC / PBF Finance Corp
7.75%, 09/01/2022	500	387	7.00%, 11/15/2023	367	382

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Oil & Gas (continued)
PBF Holding Co LLC / PBF Finance			WildHorse Resource Development Corp
Corp (continued)			6.88%, 02/01/2025	$600	$606
7.25%, 06/15/2025	$215	$225	6.88%, 02/01/2025(g)	100	101
PDC Energy Inc			WPX Energy Inc
5.75%, 05/15/2026	100	99	5.25%, 09/15/2024	805	800
6.13%, 09/15/2024	960	963	5.75%, 06/01/2026	300	301
Precision Drilling Corp			6.00%, 01/15/2022	907	941
5.25%, 11/15/2024	1,190	1,136	8.25%, 08/01/2023	100	113
6.50%, 12/15/2021	789	803			$81,368
7.75%, 12/15/2023	475	502	Oil & Gas Services - 0.52%
Pride International LLC			Archrock Partners LP / Archrock Partners
6.88%, 08/15/2020	100	105	Finance Corp
7.88%, 08/15/2040	300	278	6.00%, 10/01/2022	286	283
Puma International Financing SA			CSI Compressco LP / CSI Compressco
5.13%, 10/06/2024(g)	400	369	Finance Inc
QEP Resources Inc			7.25%, 08/15/2022	298	272
5.25%, 05/01/2023	142	140	Forum Energy Technologies Inc
5.38%, 10/01/2022	468	475	6.25%, 10/01/2021	200	199
Range Resources Corp			KCA Deutag UK Finance PLC
4.88%, 05/15/2025	216	200	9.88%, 04/01/2022(g)	400	412
5.00%, 08/15/2022	2,015	1,975	McDermott Technology Americas Inc /
5.00%, 03/15/2023	989	949	McDermott Technology US Inc
5.75%, 06/01/2021	50	51	10.63%, 05/01/2024(g)	900	935
Resolute Energy Corp			Oceaneering International Inc
8.50%, 05/01/2020	3,790	3,797	4.65%, 11/15/2024	500	477
Rowan Cos Inc			SESI LLC
4.88%, 06/01/2022	400	375	7.75%, 09/15/2024	100	103
5.85%, 01/15/2044	430	320	Telford Offshore Ltd
7.38%, 06/15/2025	395	381	14.00%, PIK 14.00%, 02/12/2024(h),(i)	274	214
7.88%, 08/01/2019	300	310	Transocean Phoenix 2 Ltd
Sable Permian Resources Land LLC / AEPB			7.75%, 10/15/2024(g)	255	271
Finance Corp			Transocean Proteus Ltd
7.38%, 11/01/2021(g)	200	124	6.25%, 12/01/2024(g)	443	452
13.00%, 11/30/2020(g)	100	111	Weatherford International LLC
Sanchez Energy Corp			9.88%, 03/01/2025(g)	500	507
6.13%, 01/15/2023	1,840	1,263	Weatherford International Ltd
7.75%, 06/15/2021	750	649	4.50%, 04/15/2022	596	551
Seven Generations Energy Ltd			5.13%, 09/15/2020	500	505
5.38%, 09/30/2025(g)	100	96	6.50%, 08/01/2036	169	133
6.88%, 06/30/2023(g)	350	362	6.75%, 09/15/2040	300	237
SM Energy Co			7.00%, 03/15/2038	720	581
5.00%, 01/15/2024	939	904	7.75%, 06/15/2021	250	258
5.63%, 06/01/2025	200	195	8.25%, 06/15/2023	100	99
6.13%, 11/15/2022	824	844			$6,489
6.75%, 09/15/2026	200	204	Packaging & Containers - 2.85%
Southwestern Energy Co			ARD Finance SA
4.10%, 03/15/2022	150	143	7.13%, PIK 7.88%, 09/15/2023(h),(i)	400	404
6.20%, 01/23/2025	100	99	Ardagh Packaging Finance PLC / Ardagh
7.50%, 04/01/2026	100	103	Holdings USA Inc
7.75%, 10/01/2027	600	627	4.25%, 09/15/2022(g)	1,350	1,326
Sunoco LP / Sunoco Finance Corp			4.63%, 05/15/2023(g)	480	474
4.88%, 01/15/2023(g)	100	98	6.00%, 02/15/2025(g)	1,970	1,923
5.50%, 02/15/2026(g)	800	761	7.25%, 05/15/2024(g)	775	808
Teine Energy Ltd			Ball Corp
6.88%, 09/30/2022(g)	400	403	4.00%, 11/15/2023	300	292
Transocean Inc			4.38%, 12/15/2020	1,010	1,021
5.80%, 10/15/2022	197	194	4.88%, 03/15/2026	300	299
6.80%, 03/15/2038	654	546	5.00%, 03/15/2022	1,220	1,254
7.50%, 01/15/2026(g)	600	614	5.25%, 07/01/2025	483	495
7.50%, 04/15/2031	190	178	Berry Global Inc
9.00%, 07/15/2023(g)	444	479	4.50%, 02/15/2026(g)	100	94
Trinidad Drilling Ltd			5.13%, 07/15/2023	1,870	1,856
6.63%, 02/15/2025(g)	246	238	5.50%, 05/15/2022	200	203
Ultra Resources Inc			BWAY Holding Co
6.88%, 04/15/2022(g)	300	194	5.50%, 04/15/2024(g)	1,924	1,878
Unit Corp			7.25%, 04/15/2025(g)	1,000	974
6.63%, 05/15/2021	244	241	Crown Americas LLC / Crown Americas
Whiting Petroleum Corp			Capital Corp IV
5.75%, 03/15/2021	1,047	1,068	4.50%, 01/15/2023	340	337
6.25%, 04/01/2023	935	969	Crown Americas LLC / Crown Americas
6.63%, 01/15/2026	725	751	Capital Corp V
			4.25%, 09/30/2026	395	357

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Packaging & Containers (continued)			Pipelines (continued)
Crown Americas LLC / Crown Americas			Blue Racer Midstream LLC / Blue Racer
Capital Corp VI			Finance Corp
4.75%, 02/01/2026(g)	$1,345	$1,264	6.13%, 11/15/2022(g)	$530	$537
Flex Acquisition Co Inc			Buckeye Partners LP
6.88%, 01/15/2025(g)	318	309	6.37%, 01/22/2078(k)	200	185
Graphic Packaging International LLC			3 Month LIBOR + 4.02%
4.88%, 11/15/2022	300	302	Cheniere Corpus Christi Holdings LLC
Multi-Color Corp			5.13%, 06/30/2027	800	802
4.88%, 11/01/2025(g)	100	93	5.88%, 03/31/2025	1,960	2,063
6.13%, 12/01/2022(g)	700	712	7.00%, 06/30/2024	380	417
Owens-Brockway Glass Container Inc			Cheniere Energy Partners LP
5.00%, 01/15/2022(g)	2,268	2,268	5.25%, 10/01/2025	2,803	2,789
5.38%, 01/15/2025(g)	200	198	Crestwood Midstream Partners LP /
5.88%, 08/15/2023(g)	473	480	Crestwood Midstream Finance Corp
6.38%, 08/15/2025(g)	83	85	5.75%, 04/01/2025	792	800
Plastipak Holdings Inc			6.25%, 04/01/2023	795	811
6.25%, 10/15/2025(g)	4,650	4,266	DCP Midstream Operating LP
Reynolds Group Issuer Inc / Reynolds Group			2.70%, 04/01/2019	375	372
Issuer LLC / Reynolds Group Issuer			3.88%, 03/15/2023	108	105
(Luxembourg) S.A.			4.75%, 09/30/2021(g)	221	224
5.13%, 07/15/2023(g)	2,610	2,595	4.95%, 04/01/2022	354	358
5.75%, 10/15/2020	2,277	2,282	5.35%, 03/15/2020(g)	150	154
6.88%, 02/15/2021	225	228	5.60%, 04/01/2044	665	636
7.00%, 07/15/2024(g)	750	759	5.85%, 05/21/2043(g)	980	892
Sealed Air Corp			3 Month LIBOR + 7.70%
5.13%, 12/01/2024(g)	350	353	6.75%, 09/15/2037(g)	310	333
5.25%, 04/01/2023(g)	285	290	8.13%, 08/16/2030	375	452
5.50%, 09/15/2025(g)	625	643	9.75%, 03/15/2019(g)	565	588
6.50%, 12/01/2020(g)	200	211	Delek Logistics Partners LP / Delek Logistics
W/S Packaging Holdings Inc			Finance Corp
9.00%, 04/15/2023(g)	4,460	4,549	6.75%, 05/15/2025	636	636
		$35,882	Energy Transfer Equity LP
Pharmaceuticals - 1.78%			5.50%, 06/01/2027	300	308
Bausch Health Cos Inc			5.88%, 01/15/2024	1,465	1,523
5.50%, 03/01/2023(g)	1,707	1,618	7.50%, 10/15/2020	2,120	2,263
5.50%, 11/01/2025(g)	1,560	1,563	Genesis Energy LP / Genesis Energy Finance
5.63%, 12/01/2021(g)	750	742	Corp
5.88%, 05/15/2023(g)	2,699	2,592	5.63%, 06/15/2024	660	615
6.13%, 04/15/2025(g)	2,200	2,062	6.50%, 10/01/2025	100	97
6.50%, 03/15/2022(g)	935	975	6.75%, 08/01/2022	320	326
7.00%, 03/15/2024(g)	802	850	Holly Energy Partners LP / Holly Energy
7.50%, 07/15/2021(g)	673	686	Finance Corp
BioScrip Inc			6.00%, 08/01/2024(g)	468	479
8.88%, 02/15/2021	350	336	Martin Midstream Partners LP / Martin
Endo Dac / Endo Finance LLC / Endo Finco			Midstream Finance Corp
Inc			7.25%, 02/15/2021	340	335
5.88%, 10/15/2024(g)	200	197	NGPL PipeCo LLC
6.00%, 07/15/2023(g)	1,970	1,675	4.38%, 08/15/2022(g)	200	201
6.00%, 02/01/2025(g)	1,395	1,120	4.88%, 08/15/2027(g)	371	371
Endo Finance LLC			7.77%, 12/15/2037(g)	300	369
5.75%, 01/15/2022(g)	500	459	NuStar Logistics LP
Endo Finance LLC / Endo Finco Inc			4.75%, 02/01/2022	180	176
5.38%, 01/15/2023(g)	1,070	902	4.80%, 09/01/2020	775	778
Horizon Pharma Inc / Horizon Pharma USA			5.63%, 04/28/2027	690	674
Inc			6.75%, 02/01/2021	333	347
8.75%, 11/01/2024(g)	700	744	PBF Logistics LP / PBF Logistics Finance
Valeant Pharmaceuticals International			Corp
9.25%, 04/01/2026(g)	955	1,016	6.88%, 05/15/2023	232	235
Vizient Inc			Rockies Express Pipeline LLC
10.38%, 03/01/2024(g)	4,400	4,829	5.63%, 04/15/2020(g)	1,500	1,543
		$22,366	6.00%, 01/15/2019(g)	895	904
Pipelines - 3.20%			6.88%, 04/15/2040(g)	200	232
American Midstream Partners LP / American			SemGroup Corp
Midstream Finance Corp			7.25%, 03/15/2026	430	429
8.50%, 12/15/2021(g)	450	445	SemGroup Corp / Rose Rock Finance Corp
Antero Midstream Partners LP / Antero			5.63%, 07/15/2022	347	342
Midstream Finance Corp			5.63%, 11/15/2023	1,770	1,690
5.38%, 09/15/2024	1,175	1,180	Summit Midstream Holdings LLC / Summit
			Midstream Finance Corp
			5.50%, 08/15/2022	514	509
			5.75%, 04/15/2025	1,390	1,334

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			REITs (continued)
Tallgrass Energy Partners LP / Tallgrass			Iron Mountain Inc (continued)
Energy Finance Corp			5.25%, 03/15/2028(g)	$1,280	$1,184
5.50%, 09/15/2024(g)	$760	$779	5.75%, 08/15/2024	2,070	2,052
5.50%, 01/15/2028(g)	465	466	6.00%, 08/15/2023	1,340	1,370
Targa Resources Partners LP / Targa			Iron Mountain US Holdings Inc
Resources Partners Finance Corp			5.38%, 06/01/2026(g)	565	538
4.13%, 11/15/2019	880	880	iStar Inc
4.25%, 11/15/2023	525	504	5.00%, 07/01/2019	64	64
5.00%, 01/15/2028(g)	1,835	1,731	5.25%, 09/15/2022	250	244
5.13%, 02/01/2025	675	672	6.00%, 04/01/2022	300	301
5.25%, 05/01/2023	770	776	6.50%, 07/01/2021	100	102
5.38%, 02/01/2027	200	198	Mack-Cali Realty LP
6.75%, 03/15/2024	1,065	1,124	3.15%, 05/15/2023	170	151
Williams Cos Inc/The			MGM Growth Properties Operating
3.70%, 01/15/2023	575	561	Partnership LP / MGP Finance Co-Issuer Inc
4.55%, 06/24/2024	300	302	4.50%, 09/01/2026	100	94
5.75%, 06/24/2044	540	575	5.63%, 05/01/2024	565	578
7.50%, 01/15/2031	35	42	MPT Operating Partnership LP / MPT Finance
7.75%, 06/15/2031	245	298	Corp
7.88%, 09/01/2021	510	566	5.00%, 10/15/2027	2,305	2,230
		$40,333	5.25%, 08/01/2026	1,485	1,466
Private Equity - 0.19%			5.50%, 05/01/2024	1,470	1,481
Icahn Enterprises LP / Icahn Enterprises			6.38%, 03/01/2024	1,630	1,711
Finance Corp			QCP SNF West/Central/East/AL REIT LLC
5.88%, 02/01/2022	1,120	1,127	8.13%, 11/01/2023(g)	5,420	5,860
6.00%, 08/01/2020	200	203	RHP Hotel Properties LP / RHP Finance
6.25%, 02/01/2022	487	497	Corp
6.38%, 12/15/2025	200	201	5.00%, 04/15/2023	560	559
6.75%, 02/01/2024	357	363	Sabra Health Care LP / Sabra Capital Corp
		$2,391	5.50%, 02/01/2021	1,600	1,622
Real Estate - 0.24%			SBA Communications Corp
Crescent Communities LLC/Crescent			4.00%, 10/01/2022	200	194
Ventures Inc			4.88%, 07/15/2022	570	568
8.88%, 10/15/2021(g)	196	208	4.88%, 09/01/2024	673	651
Greystar Real Estate Partners LLC			Starwood Property Trust Inc
5.75%, 12/01/2025(g)	100	97	3.63%, 02/01/2021(g)	1,175	1,147
Howard Hughes Corp/The			4.75%, 03/15/2025(g)	100	99
5.38%, 03/15/2025(g)	300	294	5.00%, 12/15/2021	150	152
Hunt Cos Inc			Uniti Group LP / Uniti Fiber Holdings Inc /
6.25%, 02/15/2026(g)	100	93	CSL Capital LLC
Kennedy-Wilson Inc			7.13%, 12/15/2024(g)	3,450	3,140
5.88%, 04/01/2024	300	292	Uniti Group LP / Uniti Group Finance Inc /
5.88%, 04/01/2024(g)	100	97	CSL Capital LLC
Realogy Group LLC / Realogy Co-Issuer			6.00%, 04/15/2023(g)	422	407
Corp			8.25%, 10/15/2023	8,395	7,849
4.50%, 04/15/2019(g)	790	792	VICI Properties 1 LLC / VICI FC Inc
4.88%, 06/01/2023(g)	100	93	8.00%, 10/15/2023	990	1,095
5.25%, 12/01/2021(g)	750	752			$45,508
WeWork Cos Inc			Retail - 2.09%
7.88%, 05/01/2025(g)	290	282	1011778 BC ULC / New Red Finance Inc
		$3,000	4.25%, 05/15/2024(g)	3,561	3,387
REITs - 3.61%			4.63%, 01/15/2022(g)	695	693
CBL & Associates LP			5.00%, 10/15/2025(g)	1,095	1,050
4.60%, 10/15/2024	300	250	Beacon Roofing Supply Inc
CoreCivic Inc			4.88%, 11/01/2025(g)	785	731
4.75%, 10/15/2027	700	627	Caleres Inc
CyrusOne LP / CyrusOne Finance Corp			6.25%, 08/15/2023	310	315
5.00%, 03/15/2024	302	303	Cumberland Farms Inc
5.38%, 03/15/2027	342	339	6.75%, 05/01/2025(g)	127	128
Equinix Inc			DriveTime Automotive Group Inc /
5.38%, 01/01/2022	404	418	Bridgecrest Acceptance Corp
5.38%, 04/01/2023	500	512	8.00%, 06/01/2021(g)	230	233
5.38%, 05/15/2027	585	589	Ferrellgas LP / Ferrellgas Finance Corp
5.75%, 01/01/2025	855	882	6.75%, 01/15/2022	450	403
5.88%, 01/15/2026	963	996	Ferrellgas Partners LP / Ferrellgas Partners
ESH Hospitality Inc			Finance Corp
5.25%, 05/01/2025(g)	1,789	1,736	8.63%, 06/15/2020	100	97
GEO Group Inc/The			FirstCash Inc
5.88%, 01/15/2022	700	707	5.38%, 06/01/2024(g)	114	113
6.00%, 04/15/2026	900	877
Iron Mountain Inc
4.88%, 09/15/2027(g)	396	363

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Semiconductors (continued)
GameStop Corp			Sensata Technologies UK Financing Co PLC
6.75%, 03/15/2021(g)	$200	$204	6.25%, 02/15/2026(g)	$1,608	$1,686
Gap Inc/The			STATS ChipPAC Pte Ltd
5.95%, 04/12/2021	1,050	1,100	8.50%, 11/24/2020(g)	400	408
Golden Nugget Inc					$9,483
6.75%, 10/15/2024(g)	561	560	Software - 2.40%
8.75%, 10/01/2025(g)	100	104	BMC Software Finance Inc
Group 1 Automotive Inc			8.13%, 07/15/2021(g)	500	512
5.00%, 06/01/2022	50	49	Camelot Finance SA
5.25%, 12/15/2023(g)	280	273	7.88%, 10/15/2024(g)	835	829
JC Penney Corp Inc			CDK Global Inc
5.88%, 07/01/2023(g)	200	189	3.80%, 10/15/2019	795	796
6.38%, 10/15/2036	200	110	4.88%, 06/01/2027	646	632
8.63%, 03/15/2025(g)	200	168	5.00%, 10/15/2024	860	877
KFC Holding Co/Pizza Hut Holdings			5.88%, 06/15/2026	360	369
LLC/Taco Bell of America LLC			Change Healthcare Holdings LLC / Change
4.75%, 06/01/2027(g)	1,290	1,219	Healthcare Finance Inc
5.00%, 06/01/2024(g)	100	99	5.75%, 03/01/2025(g)	300	290
5.25%, 06/01/2026(g)	1,315	1,292	CURO Financial Technologies Corp
L Brands Inc			12.00%, 03/01/2022(g)	319	345
5.63%, 10/15/2023	500	511	First Data Corp
6.69%, 01/15/2027(g)	870	824	5.00%, 01/15/2024(g)	2,410	2,435
6.75%, 07/01/2036	450	380	5.38%, 08/15/2023(g)	400	405
6.88%, 11/01/2035	361	310	5.75%, 01/15/2024(g)	682	697
7.60%, 07/15/2037	500	444	7.00%, 12/01/2023(g)	2,233	2,337
Neiman Marcus Group Ltd LLC			Genesys Telecommunications Laboratories
8.00%, 10/15/2021(g)	800	504	Inc/Greeneden Lux 3 Sarl
Penske Automotive Group Inc			10.00%, 11/30/2024(g)	987	1,096
3.75%, 08/15/2020	1,210	1,195	Infor Software Parent LLC / Infor Software
5.50%, 05/15/2026	611	594	Parent Inc
PetSmart Inc			7.13%, PIK 7.88%, 05/01/2021(g),(h),(i)	1,079	1,090
5.88%, 06/01/2025(g)	647	508	Infor US Inc
7.13%, 03/15/2023(g)	705	476	5.75%, 08/15/2020(g)	216	219
QVC Inc			6.50%, 05/15/2022	1,137	1,151
5.45%, 08/15/2034	405	363	Informatica LLC
Rite Aid Corp			7.13%, 07/15/2023(g)	375	382
6.13%, 04/01/2023(g)	600	603	IQVIA Inc
Sally Holdings LLC / Sally Capital Inc			4.88%, 05/15/2023(g)	100	101
5.50%, 11/01/2023	50	48	5.00%, 10/15/2026(g)	1,440	1,435
5.63%, 12/01/2025	275	257	j2 Cloud Services LLC / j2 Global Co-Obligor
Sonic Automotive Inc			Inc
6.13%, 03/15/2027	125	117	6.00%, 07/15/2025(g)	1,124	1,138
SRS Distribution Inc			MSCI Inc
8.25%, 07/01/2026(g)	4,940	4,767	4.75%, 08/01/2026(g)	485	479
Staples Inc			5.25%, 11/15/2024(g)	1,800	1,845
8.50%, 09/15/2025(g)	280	263	5.38%, 05/15/2027(g)	100	101
Suburban Propane Partners LP/Suburban			5.75%, 08/15/2025(g)	1,275	1,329
Energy Finance Corp			Nuance Communications Inc
5.50%, 06/01/2024	100	97	5.38%, 08/15/2020(g)	760	757
5.88%, 03/01/2027	600	560	5.63%, 12/15/2026	405	403
Yum! Brands Inc			6.00%, 07/01/2024	1,510	1,536
3.75%, 11/01/2021	510	504	Open Text Corp
3.88%, 11/01/2020	210	210	5.63%, 01/15/2023(g)	235	241
6.88%, 11/15/2037	250	247	5.88%, 06/01/2026(g)	2,004	2,054
		$26,299	PTC Inc
Semiconductors - 0.75%			6.00%, 05/15/2024	175	183
Advanced Micro Devices Inc			Rackspace Hosting Inc
7.50%, 08/15/2022	1,200	1,335	8.63%, 11/15/2024(g)	2,230	2,253
Amkor Technology Inc			Riverbed Technology Inc
6.38%, 10/01/2022	825	841	8.88%, 03/01/2023(g)	715	666
Entegris Inc			Solera LLC / Solera Finance Inc
4.63%, 02/10/2026(g)	100	95	10.50%, 03/01/2024(g)	615	680
Micron Technology Inc			TIBCO Software Inc
5.50%, 02/01/2025	825	853	11.38%, 12/01/2021(g)	150	162
NXP BV / NXP Funding LLC			Veritas US Inc / Veritas Bermuda Ltd
3.88%, 09/01/2022(g)	200	197	10.50%, 02/01/2024(g)	500	420
4.13%, 06/15/2020(g)	400	401			$30,245
4.13%, 06/01/2021(g)	1,790	1,795	Storage & Warehousing - 0.02%
4.63%, 06/15/2022(g)	762	772	Algeco Global Finance Plc
4.63%, 06/01/2023(g)	300	303	8.00%, 02/15/2023(g)	200	205
Sensata Technologies BV
4.88%, 10/15/2023(g)	100	101
5.00%, 10/01/2025(g)	696	696

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Telecommunications - 6.37%			Telecommunications (continued)
Anixter Inc			Level 3 Parent LLC
5.13%, 10/01/2021	$500	$513	5.75%, 12/01/2022	$100	$100
C&W Senior Financing DAC			Nokia OYJ
6.88%, 09/15/2027(g)	100	98	3.38%, 06/12/2022	520	502
CenturyLink Inc			6.63%, 05/15/2039	216	229
5.63%, 04/01/2020	1,000	1,022	Plantronics Inc
5.63%, 04/01/2025	300	287	5.50%, 05/31/2023(g)	336	333
5.80%, 03/15/2022	200	200	Qwest Capital Funding Inc
6.45%, 06/15/2021	800	825	6.88%, 07/15/2028	379	347
6.75%, 12/01/2023	100	102	7.75%, 02/15/2031	805	720
6.88%, 01/15/2028	4,870	4,528	Qwest Corp
7.50%, 04/01/2024	100	105	6.88%, 09/15/2033	2,030	1,923
7.65%, 03/15/2042	500	419	Sprint Capital Corp
Cincinnati Bell Inc			6.88%, 11/15/2028	667	642
7.00%, 07/15/2024(g)	229	204	8.75%, 03/15/2032	793	853
8.00%, 10/15/2025(g)	100	91	Sprint Communications Inc
CommScope Inc			6.00%, 11/15/2022	144	146
5.00%, 06/15/2021(g)	475	477	7.00%, 03/01/2020(g)	414	430
5.50%, 06/15/2024(g)	662	669	7.00%, 08/15/2020	474	495
CommScope Technologies LLC			9.00%, 11/15/2018(g)	840	854
5.00%, 03/15/2027(g)	580	558	11.50%, 11/15/2021	374	438
6.00%, 06/15/2025(g)	1,370	1,411	Sprint Corp
Consolidated Communications Inc			7.13%, 06/15/2024	4,348	4,465
6.50%, 10/01/2022	700	653	7.25%, 09/15/2021	1,388	1,459
Embarq Corp			7.63%, 02/15/2025	1,232	1,288
8.00%, 06/01/2036	3,119	2,932	7.63%, 03/01/2026	1,330	1,380
Frontier Communications Corp			7.88%, 09/15/2023	2,875	3,069
6.88%, 01/15/2025	100	63	Telecom Italia Capital SA
7.13%, 01/15/2023	590	427	6.00%, 09/30/2034	602	592
7.63%, 04/15/2024	505	341	6.38%, 11/15/2033	458	463
7.88%, 01/15/2027	200	116	7.20%, 07/18/2036	400	426
8.13%, 10/01/2018	320	320	7.72%, 06/04/2038	550	606
8.50%, 04/01/2026(g)	700	672	Telecom Italia SpA/Milano
8.75%, 04/15/2022	250	212	5.30%, 05/30/2024(g)	400	401
9.00%, 08/15/2031	2,918	1,886	Telefonaktiebolaget LM Ericsson
11.00%, 09/15/2025	6,149	4,986	4.13%, 05/15/2022	100	98
10.50%, 09/15/2022	1,119	1,015	Telesat Canada / Telesat LLC
Gogo Intermediate Holdings LLC / Gogo			8.88%, 11/15/2024(g)	100	107
Finance Co Inc			T-Mobile USA Inc
12.50%, 07/01/2022(g)	700	742	4.50%, 02/01/2026	1,125	1,057
GTT Communications Inc			4.75%, 02/01/2028	600	556
7.88%, 12/31/2024(g)	6,620	6,554	5.38%, 04/15/2027	500	493
HC2 Holdings Inc			6.00%, 03/01/2023	2,112	2,176
11.00%, 12/01/2019(g)	180	183	6.00%, 04/15/2024	1,357	1,402
Hughes Satellite Systems Corp			6.38%, 03/01/2025	1,242	1,295
5.25%, 08/01/2026	950	907	6.50%, 01/15/2024	312	325
6.50%, 06/15/2019	653	666	6.50%, 01/15/2026	1,115	1,170
6.63%, 08/01/2026	420	400	Trilogy International Partners LLC / Trilogy
7.63%, 06/15/2021	320	343	International Finance Inc
Inmarsat Finance PLC			8.88%, 05/01/2022(g)	100	101
4.88%, 05/15/2022(g)	500	495	United States Cellular Corp
Intelsat Connect Finance SA			6.70%, 12/15/2033	300	309
12.50%, 04/01/2022(g)	300	300	ViaSat Inc
Intelsat Jackson Holdings SA			5.63%, 09/15/2025(g)	405	383
5.50%, 08/01/2023	2,325	2,139	West Corp
7.25%, 10/15/2020	852	854	5.38%, 07/15/2022(g)	100	101
7.50%, 04/01/2021	385	386	Wind Tre SpA
8.00%, 02/15/2024(g)	600	633	5.00%, 01/20/2026(g)	1,960	1,760
9.50%, 09/30/2022(g)	400	462	Windstream Services LLC / Windstream
9.75%, 07/15/2025(g)	700	748	Finance Corp
Intelsat Luxembourg SA			6.38%, 08/01/2023(g)	300	174
8.13%, 06/01/2023	565	477	7.75%, 10/15/2020	500	450
Koninklijke KPN NV			8.63%, 10/31/2025(g)	300	281
7.00%, 03/28/2073(g),(k)	300	312			$80,166
USSW10 Index Spread + 5.33%			Toys, Games & Hobbies - 0.12%
Level 3 Financing Inc			Mattel Inc
5.13%, 05/01/2023	1,037	1,027	3.15%, 03/15/2023	500	434
5.25%, 03/15/2026	480	462	4.35%, 10/01/2020	300	297
5.38%, 08/15/2022	920	922	5.45%, 11/01/2041	200	159
5.38%, 01/15/2024	500	495	6.75%, 12/31/2025(g)	600	581
5.38%, 05/01/2025	383	373			$1,471
5.63%, 02/01/2023	700	705
6.13%, 01/15/2021	50	50

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

	Principal		SENIOR FLOATING RATE INTERESTS	Principal
BONDS (continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Transportation - 0.12%			Cosmetics & Personal Care - 0.35%
Hornbeck Offshore Services Inc			Wellness Merger Sub Inc
5.88%, 04/01/2020	$200	$159	10.83%, 06/27/2025(l)	$4,330	$4,363
Teekay Corp
8.50%, 01/15/2020	250	260	Electric - 0.06%
XPO Logistics Inc			Calpine Corp
6.13%, 09/01/2023(g)	155	159	4.84%, 01/15/2023(l)	580	580
6.50%, 06/15/2022(g)	905	930	US LIBOR + 2.50%
		$1,508	Vistra Operations Co LLC
Trucking & Leasing - 0.57%			4.34%, 12/14/2023(l)	225	225
AerCap Global Aviation Trust			US LIBOR + 2.00%
6.50%, 06/15/2045(g),(k)	200	206			$805
3 Month LIBOR + 4.30%			Electronics - 0.26%
Fortress Transportation & Infrastructure			Deliver Buyer Inc
Investors LLC			7.31%, 05/01/2024(l)	3,260	3,274
6.75%, 03/15/2022(g)	400	416	US LIBOR + 5.00%
Park Aerospace Holdings Ltd
4.50%, 03/15/2023(g)	532	508	Entertainment - 0.12%
5.25%, 08/15/2022(g)	4,008	4,008	Cowlitz Tribal Gaming Authority
5.50%, 02/15/2024(g)	2,107	2,081	12.59%, 10/02/2020(l)	804	856
		$7,219	US LIBOR + 10.50%
TOTAL BONDS		$1,083,749	SeaWorld Parks & Entertainment Inc
SENIOR FLOATING RATE INTERESTS -	Principal		5.09%, 04/02/2023(l)	638	636
10.24%	Amount (000's)	Value (000's)	US LIBOR + 3.00%
Advertising - 0.03%					$1,492
Advantage Sales & Marketing Inc			Food - 0.02%
8.59%, 07/25/2022(l)	$440	$383	Albertson's LLC
US LIBOR + 6.50%			0.00%, 05/03/2023(l),(m)	225	225

Aerospace & Defense - 0.01%			Healthcare - Services - 1.81%
Jazz Acquisition Inc			Aveanna Healthcare LLC
9.08%, 06/19/2022(l)	170	162	10.08%, 03/16/2025(l)	6,940	6,888
US LIBOR + 6.75%			US LIBOR + 8.00%
			Dentalcorp Perfect Smile ULC
Automobile Parts & Equipment - 0.46%			9.57%, 06/08/2026(l)	42	42
Truck Hero Inc			US LIBOR + 7.50%
10.33%, 05/16/2025(l)	5,757	5,755	9.58%, 06/01/2026(l)	2,870	2,884
US LIBOR + 4.00%			US LIBOR + 7.50%
			Envision Healthcare Corp
Commercial Services - 0.71%			5.06%, 12/01/2023(l)	303	302
KUEHG Corp			US LIBOR + 3.00%
10.58%, 08/22/2025(l)	3,890	3,929	One Call Corp
Learning Care Group US No 2 Inc			7.32%, 11/27/2022(l)	2,651	2,544
9.74%, 02/26/2026(l)	3,400	3,409	US LIBOR + 5.25%
US LIBOR + 7.50%			US Renal Care Inc
ServiceMaster Co LLC/The			10.33%, 11/17/2023(l)	10,340	10,185
4.59%, 11/08/2023(l)	617	617	US LIBOR + 8.00%
US LIBOR + 2.50%					$22,845
Team Health Holdings Inc			Insurance - 0.45%
4.84%, 02/06/2024(l)	975	947	Asurion LLC
US LIBOR + 2.75%			8.58%, 08/04/2025(l)	5,610	5,688
		$8,902	US LIBOR + 6.50%
Computers - 1.11%
Harland Clarke Holdings Corp			Internet - 0.32%
7.08%, 11/03/2023(l)	337	323	MH Sub I LLC
US LIBOR + 4.75%			9.58%, 09/15/2025(l)	3,930	3,979
Optiv Security Inc			US LIBOR + 7.50%
5.31%, 02/01/2024(l)	2,855	2,772
US LIBOR + 3.25%			Investment Companies - 0.63%
9.31%, 01/13/2025(l)	1,850	1,783	Masergy Holdings Inc
US LIBOR + 7.25%			9.83%, 12/16/2024(l)	5,393	5,393
Peak 10 Holding Corp			US LIBOR + 7.50%
9.61%, 07/24/2025(l)	4,660	4,622	Zest Acquisition Corp
US LIBOR + 7.25%			9.84%, 03/06/2026(l)	2,580	2,560
Presidio LLC			US LIBOR + 7.50%
5.08%, 02/02/2024(l)	339	339			$7,953
US LIBOR + 2.75%			Lodging - 0.08%
TierPoint LLC			Parq Holdings LP
9.33%, 05/05/2025(l)	4,185	4,121	9.83%, 12/17/2020(l)	965	965
US LIBOR + 7.25%			US LIBOR + 7.50%
		$13,960

See accompanying notes.

Schedule of Investments High Yield Fund I July 31, 2018 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Machinery - Diversified - 0.36%			Software (continued)
Engineered Machinery Holdings Inc			SS&C Technologies Inc
9.58%, 07/25/2025(l)	$4,491	$4,497	4.62%, 02/28/2025(l)	$1,056	$1,058
US LIBOR + 7.25%			US LIBOR + 2.50%
					$13,994
Media - 0.16%			Telecommunications - 0.05%
Altice France SA/France			CenturyLink Inc
0.00%, 07/13/2026(l),(m)	1,095	1,070	4.84%, 01/31/2025(l)	652	641
Univision Communications Inc			US LIBOR + 2.75%
4.84%, 03/15/2024(l)	1,013	983
US LIBOR + 2.75%			TOTAL SENIOR FLOATING RATE INTERESTS		$128,983
		$2,053	Total Investments		$1,242,425
Metal Fabrication & Hardware - 0.45%			Other Assets and Liabilities - 1.35%		$17,003
Crosby US Acquisition Corp			TOTAL NET ASSETS - 100.00%		$1,259,428
5.08%, 11/23/2020(l)	5,773	5,668
US LIBOR + 3.00%
			(a) Non-income producing security
Miscellaneous Manufacturers - 0.71%			(b) Restricted Security. Please see Restricted Security Sub-Schedule for more
UTEX Industries Inc			information.
6.08%, 08/04/2025(l)	3,794	3,760	(c) The value of these investments was determined using significant
US LIBOR + 4.00%			unobservable inputs.
9.33%, 05/22/2022(l)	5,270	5,178	(d) Fair value of these investments is determined in good faith by the Manager
US LIBOR + 7.25%			under procedures established and periodically reviewed by the Board of
		$8,938	Directors. Certain inputs used in the valuation may be unobservable;
Packaging & Containers - 0.11%			however, each security is evaluated individually for purposes of ASC 820
Berlin Packaging LLC			which results in not all securities being identified as Level 3 of the fair
5.12%, 10/31/2025(l)	750	750	value hierarchy. At the end of the period, the fair value of these securities
US LIBOR + 3.00%			totaled $17,651 or 1.40% of net assets.
Reynolds Group Holdings Inc			(e) Affiliated Security. Security is either an affiliate (and registered under the
4.84%, 02/05/2023(l)	685	687	Investment Company Act of 1940) or an affiliate as defined by the
US LIBOR + 2.75%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$1,437	outstanding voting shares of the security). Please see affiliated sub-
Pharmaceuticals - 0.80%			schedule for transactional information.
Bausch Health Cos Inc			(f) Current yield shown is as of period end.
5.09%, 05/19/2025(l)	270	270	(g) Security exempt from registration under Rule 144A of the Securities Act of
US LIBOR + 3.00%			1933. These securities may be resold in transactions exempt from
Lanai Holdings III Inc			registration, normally to qualified institutional buyers. At the end of the
10.84%, 08/14/2023(l)	5,170	4,912	period, the value of these securities totaled $563,254 or 44.72% of net
US LIBOR + 8.50%			assets.
Packaging Coordinators Midco Inc			(h) Certain variable rate securities are not based on a published reference
11.09%, 06/29/2024(l)	1,560	1,552	rate and spread but are determined by the issuer or agent and are based
US LIBOR + 8.75%			on current market conditions. These securities do not indicate a reference
PharMerica Corp			rate and spread in their description.
9.83%, 09/26/2025(l)	3,360	3,373	(i) Payment in kind; the issuer has the option of paying additional securities
US LIBOR + 7.75%			in lieu of cash.
		$10,107	(j) Perpetual security. Perpetual securities pay an indefinite stream of
REITs - 0.01%			interest, but they may be called by the issuer at an earlier date.
Iron Mountain Inc			(k) Rate shown is the rate in effect as of period end. The rate may be based on
3.84%, 12/22/2025(l)	165	162	a fixed rate and may convert to a variable rate or floating rate in the
US LIBOR + 1.75%			future.
			(l) Rate information disclosed is based on an average weighted rate as of
Retail - 0.06%			period end.
Bass Pro Group LLC			(m) This Senior Floating Rate Note will settle after July 31, 2018, at which
7.09%, 09/25/2024(l)	387	390	time the interest rate will be determined.
US LIBOR + 5.00%
General Nutrition Centers Inc
9.10%, 12/30/2022(l)	336	345
			Portfolio Summary (unaudited)
		$735	Sector		Percent
Software - 1.11%			Consumer, Non-cyclical		19.75%
Evergreen Skills Lux Sarl
6.84%, 04/23/2021(l)	7,999	7,747	Communications		15.88%
US LIBOR + 4.75%			Financial		12.67%
10.33%, 04/28/2022(l)	3,707	3,309	Energy		11.03%
US LIBOR + 8.25%			Consumer, Cyclical		10.55%
First Data Corp			Industrial		9.21%
4.07%, 07/08/2022(l)	1,474	1,474	Basic Materials		6.93%
US LIBOR + 2.00%			Technology		6.74%
SS&C European Holdings Sarl			Utilities		3.06%
4.60%, 02/28/2025(l)	405	406	Investment Companies		2.36%
US LIBOR + 2.50%			Diversified		0.47%
			Other Assets and Liabilities		1.35%
			TOTAL NET ASSETS		100.00%

See accompanying notes.

Schedule of Investments
High Yield Fund I
July 31, 2018 (unaudited)

Affiliated Securities			October 31, 2017		Purchases		Sales		July 31, 2018
			Value			Cost	Proceeds		Value
Principal Government Money Market Fund 1.76%				$—		$471,869	$442,204	$	29,665
				$—		$471,869	$442,204	$	29,665

				Realized Gain/Loss		Realized Gain from			Change in Unrealized
			Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.76%			$258		$—	$		—	$—
			$258		$—	$		—	$—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date			Cost	Value		Percent of Net Assets
General Motors Co			1/31/2013			$—		$—	0.00%
General Motors Co			4/11/2013			—		—	0.00%
General Motors Co			1/31/2013			—		—	0.00%
General Motors Co			1/31/2013			—		—	0.00%
General Motors Co			1/31/2013			—		—	0.00%
General Motors Co			4/11/2013			—		—	0.00%
General Motors Co			1/31/2013			—		—	0.00%
General Motors Co			4/11/2013			—		—	0.00%
General Motors Co			4/11/2013			—		—	0.00%
Neebo, Inc - Warrants			7/5/2012			—		—	0.00%
Neebo, Inc - Warrants			7/5/2012			—		—	0.00%
Real Alloy Holding Inc			5/31/2018			4,830	4,830		0.38%
SportsNet New York			12/27/2017			4,068	4,130		0.33%
Total							$8,960		0.71%
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied
	Credit Spread		(Pay)/					Unrealized
	as of July 31,		Receive	Payment		Notional	Upfront	Appreciation/
Reference Entity	2018	(a)	Fixed Rate	Frequency	Maturity Date	Amount (b)	Payments/(Receipts)	(Depreciation)	Fair Value (c)
CDX. NA.HY.30	N/A		5.00%	Quarterly	6/20/2023	$30,500	$1,928	$224	$2,152
Total							$1,928	$224	$2,152

Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $30,500.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments Income Fund July 31, 2018 (unaudited)

COMMON STOCKS - 1.27%	Shares Held	Value (000's)		Principal
Diversified Financial Services - 0.00%			BONDS (continued)	Amount (000's) Value (000's)
Adelphia Recovery Trust (a),(b)	658,740	$—	Banks (continued)
			Morgan Stanley (continued)
Oil & Gas - 0.37%			4.00%, 07/23/2025	$5,000	$5,004
Linn Energy Inc (c)	258,490	10,753	4.88%, 11/01/2022	2,000	2,075
			5.50%, 07/28/2021	5,000	5,288
Transportation - 0.90%			PNC Bank NA
Trailer Bridge Inc (a),(b),(c)	152,807	26,627	2.95%, 02/23/2025	10,000	9,552
			3.10%, 10/25/2027	4,750	4,486
TOTAL COMMON STOCKS		$37,380	PNC Financial Services Group Inc/The
INVESTMENT COMPANIES - 1.58%	Shares Held	Value (000's)	6.75%, 07/29/2049(g),(h)	18,000	19,418
Money Market Funds - 1.58%			3 Month LIBOR + 3.68%
Principal Government Money Market Fund	46,640,641	46,641	SunTrust Bank/Atlanta GA
1.76%(d),(e)			2.75%, 05/01/2023	15,000	14,428
			3.30%, 05/15/2026	5,000	4,706
TOTAL INVESTMENT COMPANIES		$46,641	SunTrust Banks Inc
	Principal		2.70%, 01/27/2022	9,000	8,742
BONDS - 62.67%	Amount (000's)	Value (000's)	US Bancorp
Airlines - 0.27%			2.95%, 07/15/2022	5,000	4,888
United Airlines 2013-1 Class A Pass Through			3.00%, 03/15/2022	2,000	1,978
Trust			3.60%, 09/11/2024	9,500	9,425
4.30%, 02/15/2027	$7,968	$8,078	4.13%, 05/24/2021	3,000	3,074
			US Bank NA/Cincinnati OH
Apparel - 0.44%			2.80%, 01/27/2025	5,000	4,745
Under Armour Inc			Wells Fargo & Co
3.25%, 06/15/2026	14,250	12,871	3.07%, 01/24/2023	16,000	15,625
			6.11%, 12/31/2049(h)	15,000	15,123
Automobile Floor Plan Asset Backed Securities - 1.02%			3 Month LIBOR + 3.77%
Ally Master Owner Trust					$296,597
2.50%, 06/15/2022	15,000	15,044	Beverages - 0.95%
1.00 x 1 Month LIBOR + 0.43%			Anheuser-Busch InBev Finance Inc
Ford Credit Floorplan Master Owner Trust A			3.65%, 02/01/2026	7,500	7,363
2.97%, 02/15/2021	15,000	15,064	4.70%, 02/01/2036	11,500	11,877
1.00 x 1 Month LIBOR + 0.90%			Anheuser-Busch InBev Worldwide Inc
		$30,108	2.50%, 07/15/2022	9,000	8,715
Automobile Manufacturers - 1.44%					$27,955
American Honda Finance Corp			Biotechnology - 2.16%
2.30%, 09/09/2026	4,750	4,274	Amgen Inc
2.61%, 11/19/2018	19,000	19,018	3.63%, 05/15/2022	4,500	4,538
3 Month LIBOR + 0.28%			3.88%, 11/15/2021	13,000	13,196
3.80%, 09/20/2021(f)	10,000	10,109	Celgene Corp
Ford Motor Credit Co LLC			3.45%, 11/15/2027	5,000	4,683
4.39%, 01/08/2026	9,500	9,241	3.90%, 02/20/2028	10,000	9,687
		$42,642	Gilead Sciences Inc
Banks - 10.04%			3.50%, 02/01/2025	4,750	4,691
Bank of America Corp			3.65%, 03/01/2026	18,000	17,884
2.88%, 04/24/2023(g)	15,000	14,572	4.40%, 12/01/2021	9,000	9,268
3 Month LIBOR + 1.02%					$63,947
3.88%, 08/01/2025	7,000	6,981	Chemicals - 0.89%
6.75%, 06/01/2028	2,000	2,364	Airgas Inc
Bank of New York Mellon Corp/The			2.38%, 02/15/2020	7,000	6,911
2.20%, 08/16/2023	9,500	8,930	3.65%, 07/15/2024	6,750	6,728
2.60%, 08/17/2020	9,500	9,417	OCI NV
2.80%, 05/04/2026	4,500	4,239	6.63%, 04/15/2023(f)	1,600	1,634
3.00%, 10/30/2028	7,000	6,442	Westlake Chemical Corp
Citigroup Inc			3.60%, 08/15/2026	11,500	10,929
3.88%, 03/26/2025	20,000	19,386			$26,202
4.45%, 09/29/2027	8,000	7,909	Commercial Services - 0.57%
4.50%, 01/14/2022	4,000	4,113	ERAC USA Finance LLC
Cullen/Frost Bankers Inc			3.30%, 10/15/2022(f)	2,000	1,969
4.50%, 03/17/2027	11,000	11,032	4.50%, 08/16/2021(f)	6,000	6,159
Goldman Sachs Group Inc/The			7.00%, 10/15/2037(f)	7,000	8,694
3.50%, 11/16/2026	9,000	8,541			$16,822
3.63%, 01/22/2023	4,000	3,988	Computers - 0.76%
5.25%, 07/27/2021	13,000	13,632	Apple Inc
JPMorgan Chase & Co			2.40%, 05/03/2023	13,000	12,547
3.25%, 09/23/2022	5,000	4,965	3.25%, 02/23/2026	10,000	9,812
3.63%, 05/13/2024	15,000	14,899			$22,359
3.90%, 07/15/2025	5,000	4,999	Credit Card Asset Backed Securities - 0.27%
5.81%, 04/29/2049(h)	7,000	7,031	Cabela's Credit Card Master Note Trust
3 Month LIBOR + 3.47%			2.74%, 07/17/2023	8,000	8,060
Morgan Stanley			1.00 x 1 Month LIBOR + 0.67%
2.65%, 01/27/2020	5,000	4,969
3.95%, 04/23/2027	10,000	9,631

See accompanying notes.

Schedule of Investments Income Fund July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Diversified Financial Services - 0.88%			Gas - 0.07%
Jefferies Finance LLC / JFIN Co-Issuer Corp			NiSource Inc
7.38%, 04/01/2020(f)	$3,750	$3,816	3.85%, 02/15/2023	$2,000	$2,013
Jefferies Group LLC
5.13%, 01/20/2023	1,500	1,561	Healthcare - Services - 2.52%
6.25%, 01/15/2036	9,000	9,159	Encompass Health Corp
8.50%, 07/15/2019	4,000	4,206	5.75%, 11/01/2024	7,000	7,101
Jefferies Group LLC / Jefferies Group Capital			5.75%, 09/15/2025	1,000	1,005
Finance Inc			HCA Inc
4.15%, 01/23/2030	6,000	5,414	5.88%, 05/01/2023	4,500	4,708
4.85%, 01/15/2027	1,750	1,708	7.50%, 02/15/2022	3,000	3,296
		$25,864	7.50%, 11/06/2033	1,700	1,798
Electric - 6.33%			Roche Holdings Inc
Black Hills Corp			2.67%, 09/30/2019(f)	26,000	26,087
3.15%, 01/15/2027	7,500	6,893	3 Month LIBOR + 0.34%
Entergy Louisiana LLC			Surgery Center Holdings Inc
3.25%, 04/01/2028	8,000	7,637	6.75%, 07/01/2025(f)	3,000	2,831
Entergy Texas Inc			8.88%, 04/15/2021(f)	27,000	27,743
2.55%, 06/01/2021	14,500	14,101			$74,569
GenOn Energy Inc			Housewares - 0.35%
0.00%, 10/15/2020(c)	8,550	5,344	Newell Brands Inc
LG&E & KU Energy LLC			3.85%, 04/01/2023	6,000	5,884
3.75%, 11/15/2020	5,000	5,033	4.20%, 04/01/2026	4,500	4,341
4.38%, 10/01/2021	5,000	5,111			$10,225
Louisville Gas & Electric Co			Insurance - 1.88%
3.30%, 10/01/2025	3,000	2,925	Berkshire Hathaway Inc
Metropolitan Edison Co			3.00%, 02/11/2023	5,000	4,954
3.50%, 03/15/2023(f)	9,000	8,898	3.75%, 08/15/2021	5,000	5,121
Monongahela Power Co			Fidelity National Financial Inc
3.55%, 05/15/2027(f)	5,000	4,849	5.50%, 09/01/2022	5,000	5,296
Oncor Electric Delivery Co LLC			First American Financial Corp
2.95%, 04/01/2025	4,000	3,827	4.30%, 02/01/2023	20,000	19,932
7.00%, 09/01/2022	17,000	19,261	4.60%, 11/15/2024	5,000	5,014
PacifiCorp			Prudential Financial Inc
5.25%, 06/15/2035	5,000	5,640	3.88%, 03/27/2028	7,000	6,968
6.25%, 10/15/2037	2,000	2,537	4.50%, 11/16/2021	2,000	2,050
Solar Star Funding LLC			5.38%, 06/21/2020	2,000	2,080
3.95%, 06/30/2035(f)	6,532	6,021	7.38%, 06/15/2019	4,000	4,156
5.38%, 06/30/2035(f)	14,711	15,103			$55,571
Southwestern Electric Power Co			Internet - 0.47%
2.75%, 10/01/2026	10,000	9,153	Amazon.com Inc
3.55%, 02/15/2022	12,000	12,064	4.05%, 08/22/2047	14,000	13,800
3.85%, 02/01/2048	7,000	6,362
Talen Energy Supply LLC			Iron & Steel - 0.90%
4.60%, 12/15/2021	11,000	9,405	Allegheny Technologies Inc
TransAlta Corp			5.95%, 01/15/2021	11,000	11,161
4.50%, 11/15/2022	18,000	17,910	7.88%, 08/15/2023	14,250	15,355
Tucson Electric Power Co					$26,516
3.05%, 03/15/2025	2,000	1,884	Media - 2.03%
3.85%, 03/15/2023	14,000	13,999	21st Century Fox America Inc
5.15%, 11/15/2021	3,000	3,122	4.50%, 02/15/2021	5,000	5,132
		$187,079	6.40%, 12/15/2035	8,000	10,001
Electronics - 0.65%			Comcast Corp
Corning Inc			2.85%, 01/15/2023	10,000	9,731
2.90%, 05/15/2022	5,000	4,904	3.13%, 07/15/2022	2,000	1,972
4.25%, 08/15/2020	10,000	10,170	3.30%, 02/01/2027	10,000	9,519
4.75%, 03/15/2042	4,000	4,015	5.15%, 03/01/2020	2,000	2,062
		$19,089	Time Warner Cable LLC
Environmental Control - 1.33%			6.55%, 05/01/2037	6,000	6,583
Advanced Disposal Services Inc			6.75%, 06/15/2039	5,500	6,082
5.63%, 11/15/2024(f)	11,500	11,356	7.30%, 07/01/2038	7,750	8,977
Republic Services Inc					$60,059
3.20%, 03/15/2025	10,000	9,547	Miscellaneous Manufacturers - 0.47%
3.55%, 06/01/2022	6,000	6,019	General Electric Co
5.00%, 03/01/2020	12,000	12,325	3.34%, 03/15/2023	13,000	13,171
		$39,247	3 Month LIBOR + 1.00%
Food - 0.65%			5.30%, 02/11/2021	573	600
Kraft Heinz Foods Co					$13,771
3.50%, 07/15/2022	5,000	4,978	Oil & Gas - 4.98%
3.95%, 07/15/2025	14,500	14,226	Andeavor
		$19,204	5.38%, 10/01/2022	8,750	8,886
			BG Energy Capital PLC
			4.00%, 10/15/2021(f)	11,500	11,649

See accompanying notes.

Schedule of Investments
Income Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Oil & Gas (continued)			Pipelines (continued)
BP Capital Markets PLC			El Paso Natural Gas Co LLC
2.50%, 11/06/2022	$3,000	$2,893	7.50%, 11/15/2026	$9,500	$11,328
3.12%, 05/04/2026	7,000	6,711	NGPL PipeCo LLC
4.75%, 03/10/2019	14,000	14,178	4.88%, 08/15/2027(f)	500	499
Canadian Natural Resources Ltd			Plains All American Pipeline LP / PAA
3.80%, 04/15/2024	7,000	6,933	Finance Corp
Helmerich & Payne International Drilling Co			4.50%, 12/15/2026	13,000	12,903
4.65%, 03/15/2025	7,000	7,172	Southeast Supply Header LLC
Nabors Industries Inc			4.25%, 06/15/2024(f)	14,000	13,913
5.00%, 09/15/2020	14,000	14,070	Southern Natural Gas Co LLC
5.10%, 09/15/2023	5,000	4,675	8.00%, 03/01/2032	4,000	5,160
5.50%, 01/15/2023	9,000	8,674	Tennessee Gas Pipeline Co LLC
Petro-Canada			8.38%, 06/15/2032	2,000	2,498
9.25%, 10/15/2021	8,500	9,907	TransCanada PipeLines Ltd
Phillips 66			6.10%, 06/01/2040	5,000	5,825
4.30%, 04/01/2022	9,000	9,253	7.25%, 08/15/2038	7,000	8,844
Rowan Cos Inc					$98,331
4.88%, 06/01/2022	8,000	7,490	REITs - 8.13%
Suncor Energy Inc			Alexandria Real Estate Equities Inc
4.00%, 11/15/2047	4,500	4,295	4.30%, 01/15/2026	9,000	8,974
W&T Offshore Inc			4.60%, 04/01/2022	20,500	21,091
8.50%, PIK 10.00%, 06/15/2021(f),(i),(j)	5,719	5,476	CBL & Associates LP
9.00%, PIK 10.75%, 05/15/2020(f),(i),(j)	6,312	6,439	5.95%, 12/15/2026	11,750	10,127
Whiting Petroleum Corp			CubeSmart LP
5.75%, 03/15/2021	18,000	18,360	4.00%, 11/15/2025	5,000	4,904
		$147,061	4.38%, 12/15/2023	8,000	8,148
Oil & Gas Services - 2.34%			4.80%, 07/15/2022	15,000	15,485
Archrock Partners LP / Archrock Partners			Duke Realty LP
Finance Corp			3.25%, 06/30/2026	5,000	4,675
6.00%, 04/01/2021	24,000	23,760	3.88%, 10/15/2022	3,000	3,023
Schlumberger Holdings Corp			4.38%, 06/15/2022	4,000	4,102
3.63%, 12/21/2022(f)	6,500	6,493	HCP Inc
4.00%, 12/21/2025(f)	9,500	9,509	2.63%, 02/01/2020	5,000	4,949
Weatherford International Ltd			3.75%, 02/01/2019	5,000	5,008
4.50%, 04/15/2022	16,500	15,263	Healthcare Realty Trust Inc
5.13%, 09/15/2020	14,000	14,140	3.88%, 05/01/2025	5,000	4,869
		$69,165	Hospitality Properties Trust
Other Asset Backed Securities - 1.95%			4.50%, 06/15/2023	5,000	5,017
Drug Royalty II LP 2			4.65%, 03/15/2024	5,000	4,985
3.48%, 07/15/2023(f)	4,187	4,167	4.95%, 02/15/2027	5,000	4,943
Drug Royalty III LP 1			5.00%, 08/15/2022	14,000	14,414
3.60%, 04/15/2027(f)	3,081	3,033	Kimco Realty Corp
3.98%, 04/15/2027(f)	3,254	3,228	6.88%, 10/01/2019	12,000	12,526
4.84%, 04/15/2027(f)	2,739	2,751	Omega Healthcare Investors Inc
1.00 x 3 Month LIBOR + 2.50%			4.75%, 01/15/2028	7,000	6,762
PFS Financing Corp			5.25%, 01/15/2026	7,500	7,578
2.65%, 03/15/2021(f)	16,000	16,013	Physicians Realty LP
1.00 x 1 Month LIBOR + 0.58%			4.30%, 03/15/2027	17,000	16,364
Trafigura Securitisation Finance PLC 2017-1			Simon Property Group LP
2.92%, 12/15/2020(f)	16,000	15,989	2.75%, 02/01/2023	7,000	6,769
1.00 x 1 Month LIBOR + 0.85%			4.38%, 03/01/2021	3,000	3,078
Verizon Owner Trust 2017-3			Ventas Realty LP
2.36%, 04/20/2022(f)	12,500	12,498	3.85%, 04/01/2027	21,000	20,153
1.00 x 1 Month LIBOR + 0.27%			Ventas Realty LP / Ventas Capital Corp
		$57,679	3.25%, 08/15/2022	8,000	7,840
Packaging & Containers - 0.29%			Welltower Inc
Sealed Air Corp			3.75%, 03/15/2023	3,000	2,966
5.50%, 09/15/2025(f)	2,000	2,060	4.25%, 04/15/2028	4,000	3,954
6.88%, 07/15/2033(f)	6,000	6,495	4.50%, 01/15/2024	5,000	5,076
		$8,555	4.95%, 01/15/2021	3,000	3,081
Pharmaceuticals - 0.45%			6.13%, 04/15/2020	2,000	2,090
AbbVie Inc			Weyerhaeuser Co
2.90%, 11/06/2022	13,750	13,391	3.25%, 03/15/2023	5,000	4,877
			4.70%, 03/15/2021	12,000	12,368
Pipelines - 3.33%					$240,196
Buckeye Partners LP			Savings & Loans - 0.22%
3.95%, 12/01/2026	10,000	9,122	First Niagara Financial Group Inc
4.15%, 07/01/2023	10,000	9,849	7.25%, 12/15/2021	6,000	6,648
4.35%, 10/15/2024	7,500	7,361
Columbia Pipeline Group Inc			Software - 1.02%
4.50%, 06/01/2025	11,000	11,029	Oracle Corp
			2.50%, 05/15/2022	12,000	11,714

See accompanying notes.

Schedule of Investments
Income Fund
July 31, 2018 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Software (continued)			Federal National Mortgage Association (FNMA) (continued)
Oracle Corp (continued)			3.00%, 03/01/2042	$7,341	$7,143
2.95%, 05/15/2025	$19,000	$18,316	3.00%, 05/01/2042	8,790	8,554
		$30,030	3.00%, 06/01/2042	7,852	7,643
Telecommunications - 2.62%			3.00%, 06/01/2042	8,005	7,791
Crown Castle Towers LLC			3.50%, 12/01/2040	5,474	5,469
4.24%, 07/15/2048(f)	13,000	13,256	3.50%, 01/01/2041	4,385	4,380
Qwest Corp			3.50%, 01/01/2041	4,158	4,154
6.75%, 12/01/2021	19,000	20,198	3.50%, 12/01/2041	3,777	3,774
Sprint Corp			3.50%, 01/01/2042	5,993	5,987
7.88%, 09/15/2023	7,500	8,006	3.50%, 03/01/2042	6,175	6,168
Sprint Spectrum Co LLC / Sprint Spectrum Co			3.50%, 04/01/2042	8,407	8,399
II LLC / Sprint Spectrum Co III LLC			3.50%, 02/01/2043	10,055	10,027
3.36%, 03/20/2023(f)	5,891	5,861	3.50%, 03/01/2045	11,100	11,054
5.15%, 03/20/2028(f)	16,000	15,880	3.50%, 06/01/2045	15,258	15,174
T-Mobile USA Inc			3.50%, 07/01/2045	13,005	12,932
6.38%, 03/01/2025	13,500	14,074	3.50%, 11/01/2045	15,219	15,123
		$77,275	3.50%, 05/01/2046	13,525	13,442
Transportation - 0.00%			3.50%, 06/01/2046	12,223	12,148
Trailer Bridge Inc			4.00%, 03/01/2039	2,714	2,777
0.00%, 11/15/2018(a),(b),(c)	12,000	—	4.00%, 08/01/2040	2,511	2,569
			4.00%, 09/01/2040	5,386	5,516
TOTAL BONDS		$1,850,979	4.00%, 11/01/2040	3,419	3,501
	Principal		4.00%, 10/01/2041	4,320	4,420
CONVERTIBLE BONDS - 0.67%	Amount (000's)	Value (000's)	4.00%, 10/01/2041	2,933	3,001
			4.00%, 11/01/2041	8,866	9,072
Insurance - 0.67%			4.00%, 04/01/2042	5,789	5,924
AmTrust Financial Services Inc			4.00%, 08/01/2043	10,362	10,611
2.75%, 12/15/2044	20,500	19,828	4.00%, 08/01/2043	8,436	8,632
			4.00%, 11/01/2043	10,607	10,866
TOTAL CONVERTIBLE BONDS		$19,828	4.00%, 11/01/2043	8,659	8,849
SENIOR FLOATING RATE INTERESTS -	Principal		4.00%, 02/01/2044	10,107	10,353
0.68%	Amount (000's) Value (000's)		4.00%, 07/01/2044	7,898	8,041
Pipelines - 0.31%			4.00%, 09/01/2044	7,773	7,913
BCP Renaissance Parent LLC			4.00%, 11/01/2044	9,656	9,848
5.84%, 10/31/2024(k)	$9,250	$9,285
US LIBOR + 3.50%			4.00%, 08/01/2046	14,403	14,680
			4.00%, 01/01/2047	14,092	14,341
			4.50%, 08/01/2039	1,982	2,077
Software - 0.37%			4.50%, 05/01/2040	2,503	2,623
Ivanti Software Inc			4.50%, 08/01/2040	7,846	8,223
11.08%, 01/20/2025(k)	11,500	10,867
US LIBOR + 9.00%			4.50%, 10/01/2040	5,014	5,255
			4.50%, 12/01/2040	6,360	6,666
			4.50%, 08/01/2041	6,867	7,193
TOTAL SENIOR FLOATING RATE INTERESTS		$20,152	4.50%, 10/01/2043	4,724	4,938
U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 05/01/2044	9,430	9,834
AGENCY OBLIGATIONS - 32.37%	Amount (000's)	Value (000's)	4.50%, 06/01/2046	10,295	10,683
Federal Home Loan Mortgage Corporation (FHLMC) - 4.95%			4.50%, 05/01/2047	14,449	14,993
3.00%, 10/01/2042	$10,165	$9,886	4.50%, 05/01/2047	16,628	17,254
3.00%, 10/01/2042	9,954	9,678	5.00%, 08/01/2035	1,424	1,519
3.00%, 11/01/2042	10,125	9,842	5.00%, 04/01/2040	2,619	2,801
3.00%, 06/01/2043	12,353	11,998	5.00%, 06/01/2040	2,282	2,439
3.00%, 12/01/2046	18,838	18,173	5.50%, 02/01/2035	1,587	1,718
3.50%, 10/01/2041	4,667	4,661	6.00%, 04/01/2032	39	43
3.50%, 04/01/2042	7,315	7,305			$406,402
3.50%, 04/01/2042	5,362	5,354	U.S. Treasury - 13.66%
3.50%, 04/01/2045	10,909	10,841	1.25%, 10/31/2019	15,000	14,766
4.00%, 04/01/2039	4,084	4,177	1.38%, 11/30/2018	15,000	14,964
4.00%, 02/01/2045	6,518	6,644	1.50%, 08/15/2026	15,000	13,450
4.00%, 02/01/2046	11,800	12,027	1.63%, 04/30/2019	15,000	14,918
4.00%, 06/01/2046	11,717	11,943	1.63%, 06/30/2020	15,000	14,709
4.50%, 06/01/2039	1,632	1,706	1.63%, 11/15/2022	15,000	14,273
4.50%, 07/01/2039	5,271	5,523	1.75%, 05/15/2022	15,000	14,430
4.50%, 12/01/2040	5,120	5,365	1.75%, 05/15/2023	15,000	14,269
4.50%, 10/01/2041	6,575	6,890	2.00%, 11/15/2021	15,000	14,630
5.00%, 10/01/2038	672	693	2.25%, 11/15/2024	5,000	4,810
5.00%, 08/01/2039	3,050	3,251	2.25%, 08/15/2027	15,000	14,156
6.00%, 03/01/2031	23	25	2.50%, 05/15/2024	15,000	14,686
6.00%, 05/01/2032	124	134	2.63%, 11/15/2020	15,000	14,966
		$146,116	2.75%, 11/15/2023	15,000	14,916
Federal National Mortgage Association (FNMA) - 13.76%			2.75%, 02/15/2028	15,000	14,731
3.00%, 03/01/2042	8,085	7,867	2.75%, 11/15/2047	15,000	14,032
			2.88%, 05/15/2043	15,000	14,468
			2.88%, 08/15/2045	15,000	14,424
			3.00%, 11/15/2044	15,000	14,777

See accompanying notes.

		Schedule of Investments
		Income Fund
		July 31, 2018 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)
3.00%, 11/15/2045	$15,000	$14,772
3.00%, 02/15/2048	15,000	14,757
3.13%, 05/15/2021	15,000	15,145
3.13%, 08/15/2044	15,000	15,114
3.38%, 05/15/2044	15,000	15,782
3.50%, 02/15/2039	15,000	16,066
3.63%, 02/15/2044	15,000	16,437
3.75%, 11/15/2043	10,000	11,169
4.38%, 02/15/2038	15,000	17,982
		$403,599
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$956,117
Total Investments		$2,931,097
Other Assets and Liabilities - 0.76%		$22,437
TOTAL NET ASSETS - 100.00%		$2,953,534

(a)	The value of these investments was determined using significant unobservable inputs.
(b)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $26,627 or 0.90% of net assets.
(c)	Non-income producing security
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $290,478 or 9.83% of net assets.
(g)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(j)	Payment in kind; the issuer has the option of paying additional securities
in	lieu of cash.
(k)	Rate information disclosed is based on an average weighted rate as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	21.82%
Mortgage Securities	18.71%
Government	13.66%
Energy	11.33%
Consumer, Non-cyclical	7.30%
Utilities	6.40%
Communications	5.12%
Industrial	3.64%
Asset Backed Securities	3.24%
Consumer, Cyclical	2.50%
Technology	2.15%
Basic Materials	1.79%
Investment Companies	1.58%
Other Assets and Liabilities	0.76%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Income Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$559,636	$512,995	$46,641
		$—		$559,636	$512,995	$46,641

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$594		$—		$—	$—
	$594		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 1.03%	Shares Held	Value (000's)		Principal
Money Market Funds - 1.03%			BONDS (continued)	Amount (000's)		Value (000's)
Principal Government Money Market Fund	15,912,783	$15,913	Other Asset Backed Securities (continued)
1.76%(a),(b)			Long Beach Mortgage Loan Trust 2004-2
			2.86%, 06/25/2034		$48	$47
TOTAL INVESTMENT COMPANIES		$15,913	1.00 x 1 Month LIBOR + 0.80%
	Principal					$85
BONDS - 5.32%	Amount (000's)	Value (000's)	Sovereign - 5.22%
Commercial Mortgage Backed Securities - 0.00%			Italy Buoni Poliennali Del Tesoro
CD 2007-CD4 Commercial Mortgage Trust			1.26%, 10/27/2020	EUR	3,188	3,838
0.49%, 12/11/2049(c),(d),(e)	$81	$—	1.65%, 04/23/2020		5,951	7,166
Commercial Mortgage Trust 2007-GG9			Japanese Government CPI Linked Bond
0.22%, 03/10/2039(c),(d),(e)	2,659	—	0.10%, 09/10/2024	JPY	1,952,349	18,255
Ginnie Mae			0.10%, 03/10/2027		2,668,640	25,191
1.34%, 03/16/2047(c),(d)	267	8	New Zealand Government Inflation Linked
ML-CFC Commercial Mortgage Trust 2006-			Bond
3			2.57%, 09/20/2040	NZD	3,392	2,599
0.53%, 07/12/2046(c),(d),(e)	68	—	2.60%, 09/20/2035		7,175	5,586
		$8	3.17%, 09/20/2030		15,398	12,794
Home Equity Asset Backed Securities - 0.00%			United Kingdom Gilt Inflation Linked
Option One Mortgage Loan Trust 2005-1			0.75%, 11/22/2047	GBP	2,182	5,336
3.56%, 02/25/2035	23	10				$80,765
1.00 x 1 Month LIBOR + 1.50%			TOTAL BONDS			$82,393
			U.S. GOVERNMENT & GOVERNMENT	Principal
Mortgage Backed Securities - 0.10%			AGENCY OBLIGATIONS - 94.22%	Amount (000's)		Value (000's)
Alternative Loan Trust 2006-OA6			U.S. Treasury Inflation-Indexed Obligations - 94.22%
2.32%, 07/25/2046	12	9	0.13%, 04/15/2021		$59,552	$58,246
1.00 x 1 Month LIBOR + 0.26%			0.13%, 01/15/2022		79,385	77,419
Chase Mortgage Finance Trust Series 2007-			0.13%, 04/15/2022		120,318	116,988
A2			0.13%, 07/15/2022		17,418	17,011
4.25%, 07/25/2037(d)	51	51	0.13%, 01/15/2023		47,136	45,706
Fannie Mae REMIC Trust 2004-W5			0.13%, 07/15/2024		81,094	78,151
2.51%, 02/25/2047	24	23	0.13%, 07/15/2026		42,821	40,590
1.00 x 1 Month LIBOR + 0.45%			0.25%, 01/15/2025(f)		106,249	102,396
Fannie Mae REMIC Trust 2005-W2			0.38%, 07/15/2023		8,247	8,106
2.26%, 05/25/2035	11	11	0.38%, 07/15/2025		72,701	70,721
1.00 x 1 Month LIBOR + 0.20%			0.38%, 01/15/2027		43,963	42,233
Impac CMB Trust Series 2004-5			0.38%, 07/15/2027		23,120	22,227
4.39%, 10/25/2034	15	15	0.50%, 01/15/2028		66,394	64,157
1.00 x 1 Month LIBOR + 2.33%			0.63%, 07/15/2021		70,917	70,694
Impac CMB Trust Series 2004-6			0.63%, 04/15/2023		32,944	32,611
3.04%, 10/25/2034	11	11	0.63%, 01/15/2024		97,922	96,928
1.00 x 1 Month LIBOR + 0.98%			0.63%, 01/15/2026		57,249	56,356
Impac CMB Trust Series 2005-1			0.63%, 02/15/2043		985	918
2.68%, 04/25/2035	90	83	0.75%, 07/15/2028		40,818	40,473
1.00 x 1 Month LIBOR + 0.62%			0.75%, 02/15/2042(g)		49,777	47,876
Impac CMB Trust Series 2005-5			0.75%, 02/15/2045		38,323	36,607
2.83%, 08/25/2035	18	11	1.00%, 02/15/2046		21,300	21,597
1.00 x 1 Month LIBOR + 0.77%			1.00%, 02/15/2048		38,596	39,211
Merrill Lynch Alternative Note Asset Trust			1.13%, 01/15/2021		8,743	8,793
Series 2007-A3			1.38%, 02/15/2044		29,208	32,117
2.27%, 04/25/2037	2,191	1,263	1.75%, 01/15/2028		29,248	31,560
1.00 x 1 Month LIBOR + 0.21%			2.00%, 01/15/2026		10,248	11,104
WaMu Mortgage Pass-Through Certificates			2.13%, 02/15/2040		17,776	22,009
Series 2005-AR2 Trust			2.13%, 02/15/2041		9,144	11,406
2.43%, 01/25/2045	49	48	2.38%, 01/15/2025		16,766	18,399
1.00 x 1 Month LIBOR + 0.37%			2.38%, 01/15/2027		30,927	34,754
WaMu Mortgage Pass-Through Certificates			2.50%, 01/15/2029		30,042	34,862
Series 2006-AR9 Trust			3.38%, 04/15/2032		851	1,119
2.28%, 08/25/2046	4	—	3.63%, 04/15/2028		19,289	24,183
1.00 x 1 Month LIBOR + 0.22%			3.88%, 04/15/2029		31,224	40,635
		$1,525				$1,458,163
Other Asset Backed Securities - 0.00%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Argent Securities Trust 2006-W3			OBLIGATIONS			$1,458,163
2.18%, 04/25/2036	28	12	TOTAL PURCHASED OPTIONS - 0.00%			$52
1.00 x 1 Month LIBOR + 0.12%			TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$21
Countrywide Asset-Backed Certificates			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
3.19%, 12/25/2032	25	25	0.24%			$3,683
1.00 x 1 Month LIBOR + 1.13%			Total Investments			$1,560,225
Fannie Mae REMIC Trust 2003-W16			Other Assets and Liabilities - (0.81)%			$(12,546)
2.21%, 11/25/2033	1	1	TOTAL NET ASSETS - 100.00%			$1,547,679
1.00 x 1 Month LIBOR + 0.15%

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
July 31, 2018 (unaudited)

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security is an Interest Only Strip.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,357 or 0.09% of net assets.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,598 or 0.10% of net assets.

Portfolio Summary (unaudited)
Sector				Percent
Government				99.44%
Investment Companies				1.03%
Purchased Interest Rate Swaptions				0.24%
Mortgage Securities				0.10%
Purchased Options				0.00%
Purchased Capped Options				0.00%
Asset Backed Securities				0.00%
Other Assets and Liabilities				(0.81)%
TOTAL NET ASSETS				100.00%

Affiliated Securities			October 31, 2017			Purchases	Sales				July 31, 2018
			Value			Cost	Proceeds				Value
Principal Government Money Market Fund 1.76%				$—		$254,855	$238,942				$15,913
				$—		$254,855	$238,942				$15,913

				Realized Gain/Loss			Realized Gain from				Change in Unrealized
			Income	on Investments			Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 1.76%			$118			$—	$—				$—
			$118			$—	$—				$—
Amounts in thousands

Options

Purchased Options		Contracts/	Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price		Date	Payments/(Receipts)	Fair Value			Appreciation/(Depreciation)
Call - 90 Day Eurodollar	N/A	450	$1,125		$97.75	6/18/2019	$35		$23		$(12)
Future; June 2019
Call - 90 Day Eurodollar	N/A	149	$373		$97.38	3/19/2019	40		18		(22)
Future; March 2019
Put - US 10 Year Note	N/A	22	$22		$119.00	9/24/2018	13		11		(2)
Future; December 2018
Total							$88		$52		$(36)

Written Options		Contracts/	Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price		Date	Payments/(Receipts)	Fair Value			Appreciation/(Depreciation)
Call - 90 Day Eurodollar	N/A	450	$1,125		$97.88	6/18/2019	$(22	) $	(17	) $	5
Future; June 2019
Call - Eurodollar, Mid-	N/A	99	$248		$97.25	3/18/2019	(38)		(27)		11
Curve 2 Yr Future; March
2021
Total							$(60	) $	(44	) $	16

Amounts in thousands except contracts/shares.

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
July 31, 2018 (unaudited)

Interest Rate Swaptions

Pay/
Purchased	Receive
Swaptions	Floating Rate Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Call - 1 Year Interest	Morgan Stanley & Co	3 Month	Pay	$43,990	2.95%	1/31/2020	$98	$93	$(5)
Rate Swap	LIBOR
Call - 1 Year Interest	Morgan Stanley & Co	3 Month	Pay	90,380	2.95%	1/22/2020	235	189	(46)
Rate Swap	LIBOR
Call - 1 Year Interest	Morgan Stanley & Co	3 Month	Pay	90,380	2.95%	1/13/2020	238	184	(54)
Rate Swap	LIBOR
Call - 10 Year	JP Morgan Chase	3 Month	Pay	1,310	2.99%	4/28/2038	62	66	4
Interest Rate Swap	LIBOR
Call - 20 Year	JP Morgan Chase	6 Month JPY	Pay	JPY	151,300	0.78%	4/19/2021	47	38	(9)
Interest Rate Swap	LIBOR
Call - 30 Year	Deutsche Bank AG	3 Month	Pay	$755	3.12%	4/27/2023	77	82	5
Interest Rate Swap	LIBOR
Put - 10 Year	Barclays Bank PLC	6 Month JPY	Receive JPY	4,715,800	1.10%	6/30/2022	641	409	(232)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Receive $	42,100	2.95%	8/23/2022	1,923	2,139	216
Interest Rate Swap	LIBOR
Put - 10 Year	JP Morgan Chase	3 Month	Receive	1,310	2.99%	4/28/2038	62	64	2
Interest Rate Swap	LIBOR
Put - 20 Year	JP Morgan Chase	6 Month JPY	Receive JPY	151,300	0.78%	4/19/2021	47	52	5
Interest Rate Swap	LIBOR
Put - 30 Year	Barclays Bank PLC	3 Month	Receive $	5,130	3.80%	6/8/2021	200	161	(39)
Interest Rate Swap	LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	10,165	3.54%	6/18/2019	194	136	(58)
Interest Rate Swap	LIBOR
Put - 30 Year	Deutsche Bank AG	3 Month	Receive	755	3.12%	4/27/2023	76	70	(6)
Interest Rate Swap	LIBOR
Total	$3,900	$3,683	$(217)

Pay/
Receive
Written Swaptions	Floating Rate Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Call - 1 Year Interest	Morgan Stanley & Co	3 Month	Receive $	65,985	2.45%	1/31/2020	$(64)	$(57)	$7
Rate Swap	LIBOR
Call - 1 Year Interest	Morgan Stanley & Co	3 Month	Receive	135,570	2.45%	1/13/2020	(168)	(109)	59
Rate Swap	LIBOR
Call - 1 Year Interest	Morgan Stanley & Co	3 Month	Receive	135,570	2.45%	1/20/2020	(158)	(112)	46
Rate Swap	LIBOR
Call - 10 Year	Barclays Bank PLC	3 Month	Receive	2,240	2.80% 10/12/2018	(10)	(4)	6
Interest Rate Swap	LIBOR
Call - 10 Year	Deutsche Bank AG	3 Month	Receive	4,510	2.82% 10/10/2018	(23)	(11)	12
Interest Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	23,760	2.88%	4/15/2020	(172)	(117)	55
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	229,100	2.40%	2/25/2020	(699)	(475)	224
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	24,070	2.89%	4/15/2020	(174)	(121)	53
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	12,600	2.90%	6/1/2020	(93)	(69)	24
Rate Swap	LIBOR
Call - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	23,780	2.94%	4/20/2020	(165)	(128)	37
Rate Swap	LIBOR
Call - 2 Year Interest	JP Morgan Chase	3 Month	Receive	38,730	2.45%	5/31/2019	(71)	(33)	38
Rate Swap	LIBOR
Put - 10 Year	Barclays Bank PLC	3 Month	Pay	2,240	3.10% 10/12/2018	(13)	(14)	(1)
Interest Rate Swap	LIBOR
Put - 10 Year	Barclays Bank PLC	3 Month	Pay	10,870	3.87%	6/8/2021	(213)	(174)	39
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	12,240	2.90%	4/17/2019	(321)	(323)	(2)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	6 Month	Pay	EUR	26,830	1.65%	2/22/2019	(307)	(25)	282
Interest Rate Swap	EURIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	$27,755	3.15%	5/9/2019	(577)	(441)	136
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	4,510	3.12% 10/10/2018	(24)	(25)	(1)
Interest Rate Swap	LIBOR
Put - 10 Year	Deutsche Bank AG	3 Month	Pay	14,361	3.15%	7/12/2019	(247)	(266)	(19)
Interest Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	12,600	2.90%	6/1/2020	(93)	(105)	(12)
Rate Swap	LIBOR

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
July 31, 2018 (unaudited)

Interest Rate Swaptions (continued)

Pay/
Receive
Written Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	$17,590	3.45%	6/9/2020	$(73)	$(64	) $	9
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	17,710	3.35%	6/1/2020	(64)	(75)	(11)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	11,130	3.50% 6/16/2020	(41)	(38)	3
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	12,700	3.15%	5/6/2020	(70)	(73)	(3)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	23,780	2.94% 4/20/2020	(165)	(182)	(17)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	229,100	3.40% 2/25/2020	(871)	(780)	91
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	24,070	2.89% 4/15/2020	(174)	(199)	(25)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	23,760	2.88% 4/15/2020	(172)	(198)	(26)
Rate Swap	LIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Pay	23,340	3.15% 3/22/2019	(53)	(55)	(2)
Rate Swap	LIBOR
Put - 2 Year Interest	JP Morgan Chase	3 Month	Pay	38,730	3.25% 5/31/2019	(71)	(92)	(21)
Rate Swap	LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Pay	EUR	6,002	0.60% 6/26/2019	(45)	(50)	(5)
Rate Swap	EURIBOR
Total	$(5,391)	$(4,415	) $	976

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Euro Bund 10 Year Bund; September 2018	Short	104	$19,650	$	(13)
Euro-Oat; September 2018	Short	103	18,515	18
Japan 10 Year Bond TSE; September 2018	Short	45	60,645	4
Short Term Euro-BTP; September 2018	Short	57	7,381	(68)
UK 10 Year Gilt; September 2018	Short	119	19,162	(3)
US 10 Year Note; September 2018	Long	529	63,174	(167)
US 10 Year Ultra Note; September 2018	Short	293	37,243	338
US 2 Year Note; September 2018	Long	184	38,893	(26)
US 5 Year Note; September 2018	Long	274	30,996	(86)
US Ultra Bond; September 2018	Long	8	1,255	5
Total	$	2

Amounts in thousands except contracts.

Foreign Currency Contracts

Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept	Currency to Deliver	Asset	Liability
Bank of America NA	8/6/2018	$3,521	GBP	2,702	$—	$(26)
Bank of America NA	8/9/2018	MXN	77,415	$3,925	224	—
Bank of New York Mellon	8/9/2018	MXN	117,659	$5,894	411	—
Barclays Bank PLC	8/6/2018	JPY	4,911,993	$44,054	—	(111)
Barclays Bank PLC	8/6/2018	$22,488	JPY	2,475,007	346	—
Barclays Bank PLC	8/9/2018	$2,045	MXN	41,742	—	(192)
Barclays Bank PLC	8/14/2018	GBP	2,880	$3,854	—	(72)
Barclays Bank PLC	9/6/2018	$44,143	JPY	4,911,993	98	—
BNP Paribas	8/6/2018	GBP	3,906	$5,127	1	—
BNP Paribas	8/6/2018	$20,211	NZD	29,908	—	(173)
BNP Paribas	9/6/2018	$5,133	GBP	3,906	—	—
Deutsche Bank AG	8/9/2018	MXN	78,781	$3,910	312	—
Deutsche Bank AG	8/9/2018	$7,720	MXN	151,012	—	(373)
Deutsche Bank AG	8/14/2018	$7,591	GBP	5,765	21	—
Goldman Sachs & Co	8/9/2018	$14,185	MXN	280,626	—	(854)
Goldman Sachs & Co	8/9/2018	MXN	235,000	$11,701	893	—
Goldman Sachs & Co	8/14/2018	GBP	2,885	$3,902	—	(114)
HSBC Securities Inc	8/6/2018	$10,122	EUR	8,676	—	(26)
HSBC Securities Inc	8/6/2018	$22,401	JPY	2,475,007	259	—
JP Morgan Chase	8/9/2018	MXN	41,643	$1,980	252	—
Nomura Securities	8/6/2018	$82	EUR	70	—	—

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
July 31, 2018 (unaudited)

Foreign Currency Contracts (continued)

									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Currency to Accept			Currency to Deliver		Asset	Liability
Northern Trust			8/9/2018			$3,914	MXN	76,423	$—	$(181)
Standard Chartered Bank, Hong Kong			8/6/2018			$1,885	GBP	1,418	23		—
UBS AG			8/6/2018	EUR		8,438		$9,885	—		(15)
UBS AG			9/6/2018			$9,907	EUR	8,438	14		—
Westpac Banking Corporation			8/6/2018	NZD		29,804		$20,324	—		(11)
Westpac Banking Corporation			9/6/2018			$20,323	NZD	29,804	16		—
Total									$2,870	$(2,148)

Amounts in thousands.

Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Date	Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Barclays Bank	US CPI Urban	Receive	1.59%	Annual	9/13/2018		$34,806	$1,538	$—	$1,538	$—
PLC	Consumers
	NAS(CPURNSA)
Deutsche Bank	Eurostat Eurozone	Pay	1.97%	Annual	3/15/2047	EUR	3,135	(57)	—	—	(57)
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank	Eurostat Eurozone	Receive	1.47%	Annual	3/15/2027		3,135	98	—	98	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Total								$1,579	$—	$1,636	$(57)

Amounts in thousands.

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment	Maturity	Notional		Unrealized	Upfront
Floating Rate Index		Rate	Rate	Frequency	Date		Amount	Appreciation/(Depreciation)	Payments/(Receipts)		Fair Value
3 Month LIBOR		Receive	2.87%	Quarterly	6/2/2022		$5,400	$21	$—		$21
3 Month LIBOR		Pay	3.07% Semiannual		11/15/2043		2,630	(17)	—		(17)
3 Month LIBOR		Receive	3.05%	Quarterly	7/25/2028		1,140	1	—		1
3 Month LIBOR		Receive	2.89%	Quarterly	6/4/2021		12,470	45	—		45
3 Month LIBOR		Receive	3.08%	Quarterly	6/16/2022		2,650	—	—		—
3 Month LIBOR		Receive	3.13%	Quarterly	11/15/2043		2,750	(11)	—		(11)
3 Month LIBOR		Receive	2.98%	Quarterly	6/7/2021		11,610	23	—		23
3 Month LIBOR		Receive	3.20%	Quarterly	11/15/2043		5,210	(90)	1		(89)
3 Month LIBOR		Receive	3.05%	Quarterly	7/25/2028		1,140	1	—		1
3 Month LIBOR		Receive	2.91%	Quarterly	4/7/2022		1,320	4	—		4
3 Month LIBOR		Receive	3.05%	Quarterly	2/15/2028		5,940	7	—		7
3 Month LIBOR		Receive	3.05%	Quarterly	5/11/2022		530	—	—		—
3 Month LIBOR		Receive	3.20%	Quarterly	5/19/2022		5,310	(12)	—		(12)
3 Month LIBOR		Pay	2.95% Semiannual		5/16/2023		10,850	(22)	—		(22)
3 Month LIBOR		Receive	3.08%	Quarterly	5/12/2022		5,330	—	—		—
3 Month LIBOR		Receive	2.92%	Quarterly	7/19/2024		27,860	67	1		68
3 Month LIBOR		Receive	2.96%	Quarterly	7/18/2028		1,145	10	—		10
3 Month LIBOR		Pay	3.00% Semiannual		7/18/2021		5,160	(9)	—		(9)
3 Month LIBOR		Pay	2.96% Semiannual		7/19/2022		13,250	(27)	—		(27)
3 Month LIBOR		Receive	3.04%	Quarterly	7/25/2021		9,730	11	—		11
3 Month LIBOR		Receive	2.99%	Quarterly	7/23/2028		1,140	7	—		7
3 Month LIBOR		Pay	2.98% Semiannual		7/19/2026		14,680	(34)	—		(34)
3 Month LIBOR		Receive	2.94%	Quarterly	7/18/2028		1,150	12	—		12
3 Month LIBOR		Receive	3.05%	Quarterly	6/23/2022		2,650	1	—		1
3 Month LIBOR		Receive	3.04%	Quarterly	6/23/2022		2,650	2	—		2
3 Month LIBOR		Receive	3.08%	Quarterly	6/16/2022		2,650	—	—		—
3 Month LIBOR		Receive	3.03%	Quarterly	2/15/2028		5,860	16	—		16
3 Month LIBOR		Pay	2.93% Semiannual		7/17/2028		1,150	(13)	—		(13)
3 Month LIBOR		Pay	2.92% Semiannual		11/30/2022		12,585	(45)	—		(45)
3 Month LIBOR		Receive	2.79%	Quarterly	7/3/2020		45,470	78	—		78
3 Month LIBOR		Receive	2.99%	Quarterly	8/2/2023		13,740	3	1		4
3 Month LIBOR		Pay	1.94% Semiannual		11/24/2019		43,475	(470)	—		(470)
3 Month LIBOR		Receive	3.09%	Quarterly	7/28/2022		10,870	(2)	—		(2)
3 Month LIBOR		Receive	3.10%	Quarterly	7/30/2021		5,000	—	—		—
3 Month LIBOR		Receive	3.07%	Quarterly	8/1/2028		1,100	(1)	—		(1)
3 Month LIBOR		Pay	1.88% Semiannual		11/15/2019		43,485	(487)	1		(486)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
July 31, 2018 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed	Payment		Notional			Unrealized		Upfront
Floating Rate Index	Rate	Rate	Frequency	Maturity Date			Amount	Appreciation/(Depreciation)		Payments/(Receipts)	Fair Value
3 Month LIBOR	Receive	3.10%	Quarterly	8/1/2021			$1,800	$—	$	— $	—
3 Month LIBOR	Receive	3.12%	Quarterly	11/15/2043			2,610	(6)		—	(6)
3 Month LIBOR	Receive	3.06%	Quarterly	2/15/2028			5,940	4		—	4
3 Month LIBOR	Receive	2.98%	Quarterly	3/23/2028			1,840	12		—	12
3 Month LIBOR	Pay	3.09% Semiannual		11/15/2043			2,600	(7)		—	(7)
6 Month EURIBOR	Receive	0.95% Semiannual		1/15/2028	EUR		7,218	(46)		(4)	(50)
6 Month EURIBOR	Pay	0.87%	Annual	5/31/2028			870	(6)		—	(6)
6 Month EURIBOR	Receive	1.52% Semiannual		1/5/2048			2,745	5		(2)	3
6 Month EURIBOR	Receive	1.49% Semiannual		1/8/2048			2,745	28		(3)	25
6 Month EURIBOR	Receive	0.95% Semiannual		1/15/2028			7,218	(46)		(3)	(49)
6 Month EURIBOR	Receive	1.04% Semiannual		3/23/2028			5,480	(79)		(1)	(80)
6 Month EURIBOR	Pay	0.82%	Annual	8/15/2027			9,630	(37)		—	(37)
6 Month GBP LIBOR	Receive	1.57% Semiannual		1/23/2048	GBP		9,365	360		(28)	332
6 Month GBP LIBOR	Receive	1.58% Semiannual		7/19/2048			4,555	147		1	148
6 Month GBP LIBOR	Receive	1.45% Semiannual		1/24/2028			12,655	214		(26)	188
6 Month JPY LIBOR	Pay	0.13% Semiannual		4/26/2023	JPY		7,785,250	51		—	51
6 Month JPY LIBOR	Receive	0.27% Semiannual		11/8/2027			955,100	21		4	25
6 Month JPY LIBOR	Receive	0.35% Semiannual		1/11/2028			943,840	(35)		3	(32)
6 Month JPY LIBOR	Receive	0.32% Semiannual		4/27/2028			1,895,205	8		2	10
Canada Bankers Acceptances 3	Pay	2.18% Semiannual		6/29/2020	CAD		59,540	(177)		(1)	(178)
Month
HICP Ex Food and Energy	Pay	2.00%	Annual	7/15/2048	EUR		1,875	11		1	12
HICP Ex Food and Energy	Pay	1.83%	Annual	5/15/2047			2,120	(92)		—	(92)
HICP Ex Food and Energy	Receive	1.38%	Annual	4/15/2023			12,840	53		(1)	52
HICP Ex Food and Energy	Pay	2.00%	Annual	2/15/2048			3,510	47		(3)	44
HICP Ex Food and Energy	Pay	1.59%	Annual	1/15/2028			12,255	(20)		1	(19)
HICP Ex Food and Energy	Receive	1.55%	Annual	7/15/2023			12,735	(28)		—	(28)
HICP Ex Food and Energy	Pay	1.99%	Annual	1/15/2048			1,940	18		(2)	16
HICP Ex Food and Energy	Pay	1.97%	Annual	1/15/2048			1,940	4		(1)	3
HICP Ex Food and Energy	Pay	1.98%	Annual	6/15/2048			3,855	(6)		1	(5)
HICP Ex Food and Energy	Receive	1.99%	Annual	7/15/2048			5,650	(10)		—	(10)
NZFM New Zealand Bank Bill 3	Receive	3.07%	Quarterly	9/8/2027	NZD		6,533	(33)		(4)	(37)
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.22%	Quarterly	5/24/2028			6,536	(73)		—	(73)
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.22%	Quarterly	5/18/2028			5,603	(62)		—	(62)
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.07%	Quarterly	9/8/2027			6,467	(31)		(5)	(36)
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.22%	Quarterly	5/24/2028			6,536	(73)		—	(73)
Month FRA
NZFM New Zealand Bank Bill 3	Receive	3.06%	Quarterly	9/8/2027			13,130	(55)		(9)	(64)
Month FRA
Sterling Overnight Index Average	Pay	0.68%	Annual	12/20/2018		GBP	882,290	(86)		16	(70)
UK RPI All Items NSA	Pay	3.52%	Annual	2/15/2027			10,270	252		(6)	246
UK RPI All Items NSA	Pay	3.41%	Annual	1/15/2028			16,640	146		(11)	135
UK RPI All Items NSA	Pay	3.51%	Annual	2/15/2048			40	(12)		14	2
UK RPI All Items NSA	Pay	3.41%	Annual	2/15/2028			9,185	68		77	145
UK RPI All Items NSA	Receive	3.55%	Annual	11/15/2047			9,045	(655)		32	(623)
UK RPI All Items NSA	Pay	3.55%	Annual	11/15/2032			15,015	507		(27)	480
UK RPI All Items NSA	Receive	3.46%	Annual	11/15/2027			15,015	(272)		16	(256)
UK RPI All Items NSA	Pay	3.60%	Annual	11/15/2042			9,045	595		(28)	567
UK RPI All Items NSA	Receive	3.26%	Annual	5/15/2023			21,485	86		—	86
UK RPI All Items NSA	Pay	3.34%	Annual	6/15/2028			2,865	(25)		1	(24)
UK RPI All Items NSA	Receive	3.27%	Annual	9/15/2018			20,470	(22)		—	(22)
UK RPI All Items NSA	Pay	3.22%	Annual	3/15/2023			19,825	(63)		1	(62)
UK RPI All Items NSA	Receive	3.41%	Annual	3/15/2048			1,915	59		(1)	58
UK RPI All Items NSA	Pay	3.19%	Annual	4/15/2023			43,790	(232)		35	(197)
US CPI Urban Consumers	Pay	3.03%	Annual	10/1/2018			$27,225	(4)		1	(3)
NAS(CPURNSA)
US CPI Urban Consumers	Receive	2.11%	Annual	11/9/2019			78,405	428		1	429
NAS(CPURNSA)
US Federal Funds Effective Rate	Pay	2.69%	Annual	11/30/2022			12,340	11		—	11
(continuous series)
Total								$(89)		$45	$(44)

Amounts in thousands.

See accompanying notes.

				Schedule of Investments
Inflation Protection Fund
July 31, 2018 (unaudited)

Purchased Capped Options

			Pay/Receive
		Floating Rate	Floating	Notional	Exercise Expiration		Upfront		Fair	Unrealized
Description	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)		Value	Appreciation/(Depreciation)
Call - 5Y-10Y CMS Deutsche Bank AG		Max(0, 5Y	Receive	$120,300	0.115% 01/28/2019			$24	$21	$(3)
Index Cap		CMS-0.115%)
Total								$24	$21	$(3)

Amounts in thousands.

See accompanying notes.

     Schedule of Investments International Emerging Markets Fund July 31, 2018 (unaudited)

COMMON STOCKS - 96.42%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Automobile Manufacturers - 3.17%			Home Furnishings (continued)
Geely Automobile Holdings Ltd	1,822,000	$4,179	LG Electronics Inc	88,316	$5,920
Mahindra & Mahindra Ltd	1,021,173	13,964			$11,286
Maruti Suzuki India Ltd	76,096	10,576	Insurance - 4.16%
		$28,719	AIA Group Ltd	1,301,800	11,395
Automobile Parts & Equipment - 1.46%			Cathay Financial Holding Co Ltd	7,289,000	12,571
Huayu Automotive Systems Co Ltd	1,610,974	5,521	IRB Brasil Resseguros S/A	323,800	4,604
Weichai Power Co Ltd	6,269,000	7,670	Shin Kong Financial Holding Co Ltd	24,027,000	9,128
		$13,191			$37,698
Banks - 15.72%			Internet - 13.46%
Banco do Brasil SA	1,272,300	11,010	Alibaba Group Holding Ltd ADR(a)	238,182	44,595
Bank Negara Indonesia Persero Tbk PT	7,171,700	3,688	Baidu Inc ADR(a)	103,681	25,628
China Construction Bank Corp	19,764,722	18,071	Tencent Holdings Ltd	1,044,800	47,554
Credicorp Ltd	62,565	14,313	YY Inc ADR(a)	46,213	4,308
Grupo Financiero Banorte SAB de CV	2,182,500	15,223			$122,085
HDFC Bank Ltd	413,332	13,051	Iron & Steel - 3.02%
Kiatnakin Bank PCL	2,940,700	6,413	POSCO	41,035	12,077
Kotak Mahindra Bank Ltd	494,569	9,440	Vale SA	1,044,089	15,286
Malayan Banking Bhd	5,004,200	12,090			$27,363
Sberbank of Russia PJSC ADR	1,290,546	18,155	Leisure Products & Services - 0.35%
Standard Bank Group Ltd	644,828	9,971	Bajaj Auto Ltd	79,355	3,128
Yes Bank Ltd	2,069,986	11,138
		$142,563	Lodging - 0.36%
Beverages - 1.96%			Wynn Macau Ltd	1,103,200	3,258
Ambev SA	1,770,400	9,127
Wuliangye Yibin Co Ltd	811,275	8,615	Machinery - Construction & Mining - 0.69%
		$17,742	United Tractors Tbk PT	2,538,400	6,219
Building Materials - 0.90%
China National Building Material Co Ltd	7,496,000	8,161	Media - 2.93%
			Naspers Ltd	108,063	26,602
Commercial Services - 1.85%
Estacio Participacoes SA	695,500	4,790	Mining - 0.42%
New Oriental Education & Technology Group	139,064	11,965	Anglo American PLC	169,843	3,845
Inc ADR
		$16,755	Miscellaneous Manufacturers - 0.46%
Computers - 3.36%			Sunny Optical Technology Group Co Ltd	250,300	4,152
Infosys Ltd	759,932	15,092
Tata Consultancy Services Ltd	543,919	15,402	Oil & Gas - 11.24%
		$30,494	China Petroleum & Chemical Corp	10,418,000	10,014
Distribution & Wholesale - 0.41%			CNOOC Ltd	10,170,000	17,038
Sime Darby Bhd	6,022,000	3,745	LUKOIL PJSC ADR	340,596	24,432
			Polski Koncern Naftowy ORLEN SA	245,369	6,223
Diversified Financial Services - 4.11%			PTT Exploration & Production PCL	2,079,200	8,602
CTBC Financial Holding Co Ltd	9,631,000	6,535	PTT PCL	4,073,400	6,246
Hana Financial Group Inc	179,914	7,234	Reliance Industries Ltd	1,286,257	22,292
Indiabulls Housing Finance Ltd	279,927	5,310	SK Innovation Co Ltd	39,826	7,073
KB Financial Group Inc	187,922	9,032			$101,920
Shriram Transport Finance Co Ltd	313,259	6,323	Pharmaceuticals - 0.73%
Tisco Financial Group PCL	1,205,400	2,829	CSPC Pharmaceutical Group Ltd	2,528,000	6,627
		$37,263
Electronics - 0.81%			Retail - 1.90%
Samsung Electro-Mechanics Co Ltd	50,218	6,913	E-MART Inc	14,146	2,765
Yageo Corp	18,029	461	Wal-Mart de Mexico SAB de CV	4,962,700	14,488
		$7,374			$17,253
Engineering & Construction - 1.21%			Semiconductors - 13.86%
Larsen & Toubro Ltd	290,625	5,528	Chipbond Technology Corp	2,800,000	6,036
Malaysia Airports Holdings Bhd	2,376,100	5,414	Globalwafers Co Ltd	430,000	7,279
		$10,942	Nanya Technology Corp	1,700,000	4,374
Food - 2.98%			Samsung Electronics Co Ltd	1,143,394	47,462
Tingyi Cayman Islands Holding Corp	3,928,000	9,082	SK Hynix Inc	184,134	14,232
Uni-President Enterprises Corp	4,346,000	11,496	Taiwan Semiconductor Manufacturing Co Ltd	5,787,685	46,277
X5 Retail Group NV	239,230	6,410			$125,660
		$26,988	Telecommunications - 1.55%
Forest Products & Paper - 1.52%			China Telecom Corp Ltd	15,430,000	7,298
Mondi PLC	243,349	6,691	Yangtze Optical Fibre and Cable Joint Stock	1,738,500	6,733
Suzano Papel e Celulose SA	600,800	7,120	Ltd Co (a),(b)
		$13,811			$14,031
Gas - 0.59%			TOTAL COMMON STOCKS		$874,254
ENN Energy Holdings Ltd	529,000	5,379	INVESTMENT COMPANIES - 1.70%	Shares Held	Value (000's)
			Money Market Funds - 1.70%
Home Furnishings - 1.24%			Principal Government Money Market Fund	15,459,348	15,459
Haier Electronics Group Co Ltd	1,835,000	5,366	1.76%(c),(d)

			TOTAL INVESTMENT COMPANIES		$15,459

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
July 31, 2018 (unaudited)

PREFERRED STOCKS - 1.47%	Shares Held	Value (000's)
Holding Companies - Diversified - 1.47%
Itausa - Investimentos Itau SA 0.06%	4,806,313	$13,343

TOTAL PREFERRED STOCKS		$13,343
Total Investments		$903,056
Other Assets and Liabilities - 0.41%		$3,704
TOTAL NET ASSETS - 100.00%		$906,760

(a) Non-income producing security
(b)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,733 or 0.74% of net assets.
(c)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Country		Percent
China		27.85%
India		14.48%
Korea, Republic Of		12.43%
Taiwan, Province Of China		11.48%
Brazil		7.20%
Russian Federation		5.40%
South Africa		4.03%
Mexico		3.28%
Thailand		2.66%
Malaysia		2.34%
Hong Kong		1.85%
United States		1.70%
Peru		1.58%
United Kingdom		1.16%
Indonesia		1.10%
Poland		0.69%
Macao		0.36%
Other Assets and Liabilities		0.41%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2017	Purchases		Sales	July 31, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$280,000	$264,541	$15,459
		$—		$280,000	$264,541	$15,459

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%		$140	$—		$—	$—
		$140	$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments International Fund I July 31, 2018 (unaudited)

COMMON STOCKS - 97.49%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 0.63%			Diversified Financial Services (continued)
MTU Aero Engines AG	14,157	$3,002	IG Group Holdings PLC	208,000	$2,511
			Mitsubishi UFJ Lease & Finance Co Ltd	455,000	2,759
Apparel - 2.46%			Partners Group Holding AG	8,170	6,200
Kering SA	8,111	4,311			$13,950
LVMH Moet Hennessy Louis Vuitton SE	9,878	3,442	Electrical Components & Equipment - 0.56%
Moncler SpA	80,900	3,566	Brother Industries Ltd	129,200	2,636
Puma SE	675	339
		$11,658	Electronics - 1.56%
Automobile Manufacturers - 3.44%			Horiba Ltd	48,000	3,313
Bayerische Motoren Werke AG	21,000	2,030	Micro-Star International Co Ltd	1,180,000	4,059
Fiat Chrysler Automobiles NV (a)	148,906	2,539			$7,372
Geely Automobile Holdings Ltd	1,799,200	4,126	Engineering & Construction - 2.47%
Suzuki Motor Corp	129,100	7,594	COMSYS Holdings Corp	126,400	3,141
		$16,289	HomeServe PLC	196,000	2,601
Automobile Parts & Equipment - 3.90%			Kyowa Exeo Corp	109,500	2,967
Cie Plastic Omnium SA	46,500	1,946	Taisei Corp	53,200	2,959
Faurecia SA	38,857	2,639			$11,668
Georg Fischer AG	2,542	3,280	Entertainment - 2.87%
Koito Manufacturing Co Ltd	91,400	5,888	Aristocrat Leisure Ltd	365,341	8,751
Magna International Inc	42,000	2,558	GVC Holdings PLC	195,000	2,996
TS Tech Co Ltd	52,100	2,151	Kindred Group PLC	143,100	1,847
		$18,462			$13,594
Banks - 7.96%			Food - 0.55%
China Construction Bank Corp	2,931,800	2,681	a2 Milk Co Ltd (a)	365,300	2,609
China Merchants Bank Co Ltd	958,500	3,759
DBS Group Holdings Ltd	323,900	6,373	Forest Products & Paper - 2.10%
Fukuoka Financial Group Inc	421,100	2,305	Fibria Celulose SA	120,000	2,370
HSBC Holdings PLC	292,800	2,800	Mondi PLC	96,000	2,640
KBC Group NV	48,316	3,709	UPM-Kymmene OYJ	68,800	2,440
Macquarie Group Ltd	27,346	2,495	West Fraser Timber Co Ltd	40,000	2,484
Oversea-Chinese Banking Corp Ltd	570,000	4,856			$9,934
Sberbank of Russia PJSC ADR	239,243	3,366	Gas - 0.92%
United Overseas Bank Ltd	268,600	5,341	ENN Energy Holdings Ltd	429,400	4,366
		$37,685
Building Materials - 4.59%			Home Builders - 5.54%
Anhui Conch Cement Co Ltd	1,217,400	7,829	Barratt Developments PLC	310,397	2,174
China National Building Material Co Ltd	2,002,000	2,179	Bellway PLC	101,652	3,886
China Resources Cement Holdings Ltd	2,967,000	3,392	Berkeley Group Holdings PLC	108,783	5,324
CSR Ltd	910,900	2,875	Daiwa House Industry Co Ltd	53,900	1,965
Sika AG	38,460	5,461	Haseko Corp	331,800	4,403
		$21,736	Persimmon PLC	125,500	4,082
Chemicals - 3.37%			Taylor Wimpey PLC	1,911,911	4,388
Asahi Kasei Corp	359,000	4,799			$26,222
BASF SE	34,354	3,293	Home Furnishings - 0.47%
Covestro AG (b)	27,019	2,595	Howden Joinery Group PLC	358,000	2,241
Methanex Corp	38,000	2,625
Nissan Chemical Corp	58,500	2,622	Insurance - 6.77%
		$15,934	Allianz SE	12,623	2,793
Coal - 1.76%			AXA SA	97,600	2,459
China Shenhua Energy Co Ltd	2,538,500	5,755	CNP Assurances	86,400	2,018
Whitehaven Coal Ltd	638,000	2,579	Legal & General Group PLC	1,699,230	5,848
		$8,334	Ping An Insurance Group Co of China Ltd	579,100	5,391
Commercial Services - 5.20%			Prudential PLC	137,838	3,252
Ashtead Group PLC	308,137	9,460	Sompo Holdings Inc	66,000	2,682
Estacio Participacoes SA	255,000	1,756	Swiss Life Holding AG (a)	8,664	3,107
Hays PLC	805,900	2,100	Tokio Marine Holdings Inc	94,000	4,472
Intertek Group PLC	45,818	3,534			$32,022
Localiza Rent a Car SA	303,000	1,866	Internet - 4.59%
New Oriental Education & Technology Group	27,900	2,401	Alibaba Group Holding Ltd ADR(a)	31,600	5,916
Inc ADR			Autohome Inc ADR	66,600	6,444
Pagegroup PLC	443,962	3,487	Tencent Holdings Ltd	124,500	5,666
		$24,604	YY Inc ADR(a)	39,600	3,692
Computers - 3.57%					$21,718
Capgemini SE	19,900	2,546	Iron & Steel - 2.83%
Gigabyte Technology Co Ltd	1,265,000	2,546	BlueScope Steel Ltd	219,000	2,878
Nomura Research Institute Ltd	95,300	4,580	Evraz PLC	374,000	2,728
Teleperformance	39,322	7,201	Ferrexpo PLC	542,000	1,384
		$16,873	Kumba Iron Ore Ltd	102,518	2,268
Distribution & Wholesale - 0.42%			Severstal PJSC	114,300	1,865
Toyota Tsusho Corp	57,600	1,969	Ternium SA ADR	63,000	2,284
					$13,407
Diversified Financial Services - 2.95%
Chailease Holding Co Ltd	757,860	2,480

See accompanying notes.

Schedule of Investments International Fund I July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	INVESTMENT COMPANIES - 2.18%	Shares Held	Value (000's)
Leisure Products & Services - 0.57%			Money Market Funds - 2.18%
BRP Inc/CA	58,000	$2,705	Principal Government Money Market Fund	10,338,751	$10,339
			1.76%(c),(d)
Lodging - 0.66%
Galaxy Entertainment Group Ltd	389,000	3,134	TOTAL INVESTMENT COMPANIES		$10,339
			Total Investments		$471,723
Machinery - Construction & Mining - 0.76%			Other Assets and Liabilities - 0.33%		$1,561
Komatsu Ltd	122,000	3,605	TOTAL NET ASSETS - 100.00%		$473,284

Machinery - Diversified - 0.42%
Keyence Corp	3,800	2,010	(a) Non-income producing security
			(b)		Security exempt from registration under Rule 144A of the Securities Act of
Metal Fabrication & Hardware - 0.91%			1933. These securities may be resold in transactions exempt from
Catcher Technology Co Ltd	183,100	2,255	registration, normally to qualified institutional buyers. At the end of the
MISUMI Group Inc	79,900	2,042	period, the value of these securities totaled $2,595 or 0.55% of net assets.
		$4,297	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Mining - 2.74%			Investment Company Act of 1940) or an affiliate as defined by the
Anglo American PLC	200,000	4,527	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Boliden AB (a)	124,600	3,709	outstanding voting shares of the security). Please see affiliated sub-
Rio Tinto PLC	86,000	4,722	schedule for transactional information.
		$12,958	(d) Current yield shown is as of period end.
Miscellaneous Manufacturers - 1.14%
Sunny Optical Technology Group Co Ltd	325,900	5,406

Oil & Gas - 3.32%			Portfolio Summary (unaudited)
Beach Energy Ltd	2,160,000	3,064	Country		Percent
Parex Resources Inc (a)	145,000	2,559	Japan		20.53%
PTT PCL	2,514,000	3,855	United Kingdom		16.29%
SK Innovation Co Ltd	18,027	3,202	China		15.46%
Tatneft PJSC ADR	44,000	3,033	France		5.62%
		$15,713	Switzerland		5.12%
			Australia		4.79%
Packaging & Containers - 0.29%			Taiwan, Province Of China		3.63%
Lee & Man Paper Manufacturing Ltd	1,394,300	1,359	Singapore		3.50%
			Canada		3.23%
Pharmaceuticals - 1.47%			Germany		2.97%
Astellas Pharma Inc	175,000	2,854	Korea, Republic Of		2.69%
Sino Biopharmaceutical Ltd	2,982,600	4,085	Hong Kong		2.54%
		$6,939	Russian Federation		2.32%
Real Estate - 1.74%			United States		2.18%
China Vanke Co Ltd	1,056,600	3,383	Brazil		1.26%
Open House Co Ltd	88,300	4,842	Thailand		0.81%
		$8,225	Sweden		0.78%
Retail - 1.93%			Belgium		0.78%
ANTA Sports Products Ltd	467,600	2,388	Italy		0.75%
JD Sports Fashion PLC	379,300	2,328	Spain		0.72%
Next PLC	34,000	2,647	Israel		0.65%
Zhongsheng Group Holdings Ltd	771,000	1,759	Isle of Man		0.63%
		$9,122	New Zealand		0.55%
Semiconductors - 4.72%			Finland		0.52%
Nanya Technology Corp	750,000	1,930	Luxembourg		0.48%
Samsung Electronics Co Ltd	98,864	4,104	South Africa		0.48%
SK Hynix Inc	70,000	5,410	Malta		0.39%
Taiwan Semiconductor Manufacturing Co Ltd	93,700	3,861	Other Assets and Liabilities		0.33%
ADR			TOTAL NET ASSETS		100.00%
Tokyo Electron Ltd	40,200	7,047
		$22,352
Software - 3.52%
Amadeus IT Group SA	40,000	3,412
Constellation Software Inc/Canada	3,300	2,392
Nexon Co Ltd (a)	215,400	3,104
Temenos AG (a)	29,994	4,828
TIS Inc	61,000	2,929
		$16,665
Telecommunications - 1.23%
KDDI Corp	99,000	2,756
Nice Ltd ADR(a)	27,900	3,052
		$5,808
Toys, Games & Hobbies - 0.59%
Bandai Namco Holdings Inc	70,000	2,801

TOTAL COMMON STOCKS		$461,384

See accompanying notes.

Schedule of Investments
International Fund I
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$222,743	$212,404	$10,339
		$—		$222,743	$212,404	$10,339

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$184		$—		$—	$—
	$184		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
July 31, 2018 (unaudited)

COMMON STOCKS - 96.46%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.10%			Semiconductors (continued)
General Dynamics Corp	34,200	$6,832	Micron Technology Inc (a)	121,045	$6,390
			NVIDIA Corp	31,200	7,640
Apparel - 3.31%					$29,887
NIKE Inc	134,200	10,321	Software - 11.86%
PVH Corp	66,746	10,247	Activision Blizzard Inc	206,029	15,127
		$20,568	Akamai Technologies Inc (a)	103,600	7,797
Banks - 4.13%			Microsoft Corp	293,497	31,134
Capital One Financial Corp	116,300	10,969	Red Hat Inc (a)	67,110	9,478
SVB Financial Group (a)	47,499	14,624	ServiceNow Inc (a)	57,012	10,032
		$25,593			$73,568
Biotechnology - 1.78%			Telecommunications - 2.85%
Vertex Pharmaceuticals Inc (a)	63,158	11,056	Arista Networks Inc (a)	35,278	9,022
			Cisco Systems Inc	204,300	8,640
Chemicals - 1.55%					$17,662
Celanese Corp	81,400	9,614	Transportation - 4.16%
			CSX Corp	91,300	6,453
Commercial Services - 4.81%			FedEx Corp	37,023	9,103
FleetCor Technologies Inc (a)	54,726	11,875	XPO Logistics Inc (a)	102,822	10,253
S&P Global Inc	44,476	8,915			$25,809
Worldpay Inc (a)	110,100	9,049	TOTAL COMMON STOCKS		$598,415
		$29,839	INVESTMENT COMPANIES - 4.32%	Shares Held	Value (000's)
Cosmetics & Personal Care - 1.96%			Money Market Funds - 4.32%
Estee Lauder Cos Inc/The	90,340	12,190	Principal Government Money Market Fund	26,767,788	26,768
			1.76%(b),(c)
Diversified Financial Services - 9.03%
Charles Schwab Corp/The	228,909	11,688	TOTAL INVESTMENT COMPANIES		$26,768
Mastercard Inc	81,708	16,178	Total Investments		$625,183
T Rowe Price Group Inc	67,700	8,062	Other Assets and Liabilities - (0.78)%		$(4,839)
Visa Inc	146,733	20,064	TOTAL NET ASSETS - 100.00%		$620,344
		$55,992
Healthcare - Products - 10.38%
ABIOMED Inc (a)	12,200	4,325	(a) Non-income producing security
Align Technology Inc (a)	28,800	10,272	(b)		Affiliated Security. Security is either an affiliate (and registered under the
Baxter International Inc	169,645	12,291	Investment Company Act of 1940) or an affiliate as defined by the
Boston Scientific Corp (a)	249,300	8,379	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Intuitive Surgical Inc (a)	33,441	16,994	outstanding voting shares of the security). Please see affiliated sub-
Thermo Fisher Scientific Inc	51,758	12,139	schedule for transactional information.
		$64,400	(c) Current yield shown is as of period end.
Internet - 18.56%
Alibaba Group Holding Ltd ADR(a)	73,231	13,711
Alphabet Inc - A Shares (a)	22,422	27,517
Amazon.com Inc (a)	17,371	30,876	Portfolio Summary (unaudited)
Facebook Inc (a)	83,747	14,453	Sector		Percent
Netflix Inc (a)	47,738	16,109	Communications		21.41%
Spotify Technology SA (a)	34,200	6,253	Consumer, Non-cyclical		18.93%
Twitter Inc (a)	196,100	6,249	Technology		18.07%
		$115,168	Financial		13.16%
Lodging - 1.35%			Consumer, Cyclical		11.03%
Las Vegas Sands Corp	116,700	8,391	Industrial		9.49%
			Investment Companies		4.32%
Machinery - Construction & Mining - 2.50%			Energy		2.82%
Caterpillar Inc	107,984	15,528	Basic Materials		1.55%
			Other Assets and Liabilities		(0.78)%
Machinery - Diversified - 1.73%			TOTAL NET ASSETS		100.00%
Deere & Co	73,970	10,710

Office & Business Equipment - 1.39%
Zebra Technologies Corp (a)	62,400	8,607

Oil & Gas - 2.82%
Diamondback Energy Inc	55,504	7,324
Pioneer Natural Resources Co	53,600	10,145
		$17,469
Retail - 6.37%
Chipotle Mexican Grill Inc (a)	10,600	4,597
Lululemon Athletica Inc (a)	78,100	9,368
Tiffany & Co	48,200	6,630
Ulta Beauty Inc (a)	38,000	9,287
Urban Outfitters Inc (a)	217,340	9,650
		$39,532
Semiconductors - 4.82%
Applied Materials Inc	172,674	8,397
Intel Corp	155,100	7,460

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$232,551	$205,783	$26,768
		$—		$232,551	$205,783	$26,768

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$83		$—		$—	$—
	$83		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS - 97.97%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.01%			Biotechnology (continued)
Interpublic Group of Cos Inc/The	6,105	$138	Celgene Corp (a)	59,256	$5,339
Omnicom Group Inc	13,191	908	Exact Sciences Corp (a)	9,796	573
		$1,046	Exelixis Inc (a)	23,998	497
Aerospace & Defense - 2.85%			Gilead Sciences Inc	79,026	6,151
Boeing Co/The	571,455	203,610	Illumina Inc (a)	8,896	2,886
Curtiss-Wright Corp	1,071	143	Incyte Corp (a)	163,080	10,852
General Dynamics Corp	7,074	1,413	Ionis Pharmaceuticals Inc (a)	10,213	446
Harris Corp	10,361	1,709	Regeneron Pharmaceuticals Inc (a)	6,529	2,403
HEICO Corp	4,510	344	Sage Therapeutics Inc (a)	3,716	536
HEICO Corp - Class A	7,841	508	Seattle Genetics Inc (a)	8,768	617
Lockheed Martin Corp	22,263	7,260	Vertex Pharmaceuticals Inc (a)	378,358	66,231
Northrop Grumman Corp	16,782	5,043			$147,005
Raytheon Co	29,381	5,818	Building Materials - 0.05%
Rockwell Collins Inc	2,336	325	Armstrong World Industries Inc (a)	5,225	355
Spirit AeroSystems Holdings Inc	212,573	19,822	Eagle Materials Inc	3,397	337
TransDigm Group Inc	4,152	1,559	Lennox International Inc	3,179	690
		$247,554	Martin Marietta Materials Inc	4,720	941
Agriculture - 0.63%			Masco Corp	19,011	767
Altria Group Inc	173,955	10,208	Vulcan Materials Co	10,117	1,133
Philip Morris International Inc	520,268	44,899			$4,223
		$55,107	Chemicals - 1.56%
Airlines - 0.27%			Axalta Coating Systems Ltd (a)	7,037	213
American Airlines Group Inc	556,715	22,012	Celanese Corp	6,929	818
Delta Air Lines Inc	9,817	534	Chemours Co/The	14,571	668
Southwest Airlines Co	22,931	1,334	FMC Corp	4,468	402
		$23,880	International Flavors & Fragrances Inc	2,731	363
Apparel - 0.54%			LyondellBasell Industries NV	16,438	1,821
Carter's Inc	4,306	451	NewMarket Corp	612	251
Columbia Sportswear Co	1,318	115	Platform Specialty Products Corp (a)	9,081	112
Hanesbrands Inc	31,984	712	PPG Industries Inc	4,563	505
Michael Kors Holdings Ltd (a)	7,591	507	Praxair Inc	22,874	3,831
NIKE Inc	509,094	39,154	RPM International Inc	2,187	141
Skechers U.S.A. Inc (a)	6,617	184	Sherwin-Williams Co/The	284,656	125,456
VF Corp	59,760	5,502	Univar Inc (a)	4,017	110
		$46,625	Versum Materials Inc	11,400	439
Automobile Manufacturers - 0.57%			Westlake Chemical Corp	2,752	295
Tesla Inc (a)	167,473	49,930	WR Grace & Co	4,049	299
					$135,724
Automobile Parts & Equipment - 0.36%			Commercial Services - 4.95%
Allison Transmission Holdings Inc	12,397	583	Automatic Data Processing Inc	26,705	3,605
Aptiv PLC	305,618	29,972	Booz Allen Hamilton Holding Corp	13,445	636
Lear Corp	1,039	187	Bright Horizons Family Solutions Inc (a)	4,489	480
Visteon Corp (a)	2,132	249	Cintas Corp	493,571	100,925
WABCO Holdings Inc (a)	5,107	642	CoreLogic Inc/United States (a)	6,328	308
			CoStar Group Inc (a)	3,168	1,317
		$31,633
Banks - 0.43%			Ecolab Inc	6,981	982
			Euronet Worldwide Inc (a)	2,808	258
Capital One Financial Corp	7,718	728	FleetCor Technologies Inc (a)	330,160	71,645
Comerica Inc	1,447	140
East West Bancorp Inc	1,778	115	Global Payments Inc	327,084	36,820
			Grand Canyon Education Inc (a)	4,647	542
Morgan Stanley	659,910	33,365
Northern Trust Corp	5,332	582	H&R Block Inc	6,135	154
State Street Corp	5,943	525	Moody's Corp	15,477	2,648
SVB Financial Group (a)	3,500	1,078	Morningstar Inc	1,855	245
			PayPal Holdings Inc (a)	2,375,615	195,133
Synovus Financial Corp	1,757	87
Texas Capital Bancshares Inc (a)	2,977	270	Robert Half International Inc	11,305	856
Western Alliance Bancorp (a)	5,213	296	Rollins Inc	9,699	533
		$37,186	S&P Global Inc	15,233	3,053
Beverages - 0.31%			Sabre Corp	20,413	503
Brown-Forman Corp - A Shares	4,197	224	Service Corp International/US	9,037	356
			ServiceMaster Global Holdings Inc (a)	12,139	692
Brown-Forman Corp - B Shares	23,132	1,231	Square Inc (a)	24,984	1,615
Coca-Cola Co/The	180,035	8,395
Constellation Brands Inc	9,514	2,000	Total System Services Inc	16,122	1,476
Keurig Dr Pepper Inc	14,677	352	TransUnion	16,443	1,191
			United Rentals Inc (a)	7,354	1,094
Monster Beverage Corp (a)	33,290	1,998
			Verisk Analytics Inc (a)	13,991	1,548
PepsiCo Inc	112,496	12,937
			Western Union Co/The	14,400	290
		$27,137	WEX Inc (a)	4,045	768
Biotechnology - 1.69%			Worldpay Inc (a)	1,577	130
Alexion Pharmaceuticals Inc (a)	244,144	32,461
Alnylam Pharmaceuticals Inc (a)	6,467	614			$429,803
Amgen Inc	51,056	10,035	Computers - 2.85%
Biogen Inc (a)	16,375	5,475	Accenture PLC - Class A	38,994	6,213
BioMarin Pharmaceutical Inc (a)	14,452	1,453	Apple Inc	699,648	133,136
Bluebird Bio Inc (a)	2,815	436	Cognizant Technology Solutions Corp	31,921	2,602

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electronics (continued)
Dell Technologies Inc Class V (a)	2,455	$227	Waters Corp (a)	6,252	$1,233
EPAM Systems Inc (a)	5,203	677			$297,096
Fortinet Inc (a)	13,371	841	Entertainment - 0.02%
Genpact Ltd	3,137,404	95,314	International Game Technology PLC	3,844	97
International Business Machines Corp	40,065	5,807	Lions Gate Entertainment Corp - A shares	3,611	86
NetApp Inc	23,591	1,829	Lions Gate Entertainment Corp - B shares	4,231	97
Nutanix Inc (a)	9,614	470	Six Flags Entertainment Corp	6,434	418
Teradata Corp (a)	8,243	316	Vail Resorts Inc	3,478	963
		$247,432			$1,661
Consumer Products - 0.08%			Environmental Control - 0.38%
Avery Dennison Corp	7,026	806	Republic Services Inc	2,261	164
Church & Dwight Co Inc	16,968	949	Waste Connections Inc	371,704	28,848
Clorox Co/The	9,250	1,250	Waste Management Inc	43,844	3,946
Kimberly-Clark Corp	35,923	4,090			$32,958
		$7,095	Food - 0.09%
Cosmetics & Personal Care - 1.05%			Campbell Soup Co	10,012	409
Colgate-Palmolive Co	27,627	1,851	General Mills Inc	27,608	1,272
Estee Lauder Cos Inc/The	660,806	89,169	Hershey Co/The	10,249	1,007
		$91,020	Kellogg Co	10,172	723
Distribution & Wholesale - 0.04%			McCormick & Co Inc/MD	581	68
HD Supply Holdings Inc (a)	6,800	299	Post Holdings Inc (a)	3,095	268
KAR Auction Services Inc	11,955	711	Sprouts Farmers Market Inc (a)	10,632	228
LKQ Corp (a)	6,199	208	Sysco Corp	52,300	3,515
Pool Corp	3,478	533	US Foods Holding Corp (a)	1,039	35
Watsco Inc	2,495	430			$7,525
WW Grainger Inc	3,986	1,381	Forest Products & Paper - 0.00%
		$3,562	International Paper Co	3,835	206
Diversified Financial Services - 6.13%
American Express Co	43,951	4,374	Hand & Machine Tools - 0.01%
Ameriprise Financial Inc	2,293	334	Lincoln Electric Holdings Inc	5,845	549
Cboe Global Markets Inc	8,620	837
Charles Schwab Corp/The	1,425,934	72,808	Healthcare - Products - 8.61%
CME Group Inc	4,539	722	ABIOMED Inc (a)	3,639	1,290
Credit Acceptance Corp (a)	1,002	384	Align Technology Inc (a)	4,808	1,715
Discover Financial Services	19,032	1,359	Baxter International Inc	15,502	1,123
E*TRADE Financial Corp (a)	5,888	352	Becton Dickinson and Co	358,406	89,734
Eaton Vance Corp	9,898	526	Bio-Techne Corp	3,601	578
Evercore Inc - Class A	3,876	438	Boston Scientific Corp (a)	64,246	2,159
Interactive Brokers Group Inc - A Shares	6,220	372	Bruker Corp	5,387	175
Intercontinental Exchange Inc	613,551	45,348	Cantel Medical Corp	3,931	364
Lazard Ltd	9,803	532	Danaher Corp	1,057,072	108,434
LPL Financial Holdings Inc	8,111	538	Edwards Lifesciences Corp (a)	604,905	86,169
Mastercard Inc	97,851	19,375	Hill-Rom Holdings Inc	4,359	411
OneMain Holdings Inc (a)	2,292	76	ICU Medical Inc (a)	1,584	454
Raymond James Financial Inc	3,717	341	IDEXX Laboratories Inc (a)	7,396	1,812
Santander Consumer USA Holdings Inc	4,690	90	Insulet Corp (a)	5,706	475
SEI Investments Co	11,218	672	Integra LifeSciences Holdings Corp (a)	5,975	372
Synchrony Financial	33,985	984	Intuitive Surgical Inc (a)	468,071	237,869
T Rowe Price Group Inc	21,130	2,516	Masimo Corp (a)	4,593	457
TD Ameritrade Holding Corp	541,639	30,955	Penumbra Inc (a)	3,104	442
Virtu Financial Inc	5,376	108	ResMed Inc	12,332	1,304
Visa Inc	2,547,098	348,291	Stryker Corp	476,361	77,766
		$532,332	Teleflex Inc	1,017	277
Electric - 0.30%			Thermo Fisher Scientific Inc	570,088	133,703
Sempra Energy	228,445	26,406	Varian Medical Systems Inc (a)	8,233	951
					$748,034
Electrical Components & Equipment - 0.03%			Healthcare - Services - 4.43%
AMETEK Inc	5,022	391	Aetna Inc	13,689	2,579
Emerson Electric Co	27,018	1,953	Anthem Inc	181,558	45,934
Energizer Holdings Inc	2,776	177	Catalent Inc (a)	4,647	194
Littelfuse Inc	2,097	454	Centene Corp (a)	211,279	27,536
		$2,975	Charles River Laboratories International Inc	3,407	423
Electronics - 3.42%			(a)
Allegion PLC	7,367	601	Chemed Corp	1,562	494
Amphenol Corp	1,327,653	124,149	Cigna Corp	494,081	88,648
FLIR Systems Inc	2,946	173	DaVita Inc (a)	6,637	466
Fortive Corp	1,768,697	145,175	Encompass Health Corp	9,388	710
Gentex Corp	18,754	435	Envision Healthcare Corp (a)	3,245	144
Honeywell International Inc	147,579	23,561	HCA Healthcare Inc	473,223	58,788
Mettler-Toledo International Inc (a)	2,151	1,274	Humana Inc	83,257	26,158
Sensata Technologies Holding PLC (a)	9,110	495	Laboratory Corp of America Holdings (a)	995	174
			Molina Healthcare Inc (a)	5,193	540
			UnitedHealth Group Inc	517,259	130,981

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging (continued)
WellCare Health Plans Inc (a)	3,799	$1,016	Hilton Grand Vacations Inc (a)	9,860	$341
		$384,785	Hilton Worldwide Holdings Inc	556,724	43,792
Home Builders - 0.04%			Las Vegas Sands Corp	399,087	28,694
DR Horton Inc	18,498	808	Marriott International Inc/MD	49,012	6,266
Lennar Corp - A Shares	13,371	699	MGM Resorts International	5,043	158
Lennar Corp - B Shares	2,443	106	Wyndham Destinations Inc	9,988	461
NVR Inc (a)	282	778	Wynn Resorts Ltd	8,927	1,489
PulteGroup Inc	9,591	273			$81,784
Thor Industries Inc	4,072	386	Machinery - Construction & Mining - 0.96%
Toll Brothers Inc	8,222	290	BWX Technologies Inc	1,191,338	78,343
		$3,340	Caterpillar Inc	32,360	4,653
Housewares - 0.01%					$82,996
Scotts Miracle-Gro Co/The	1,620	129	Machinery - Diversified - 1.68%
Toro Co/The	9,860	593	Deere & Co	19,621	2,841
		$722	Gardner Denver Holdings Inc (a)	5,815	166
Insurance - 0.14%			Graco Inc	15,800	729
Alleghany Corp	224	141	IDEX Corp	6,636	1,019
American International Group Inc	7,848	433	Nordson Corp	5,013	672
Aon PLC	14,793	2,124	Rockwell Automation Inc	10,789	2,024
Arch Capital Group Ltd (a)	6,552	200	Roper Technologies Inc	455,643	137,559
Axis Capital Holdings Ltd	1,522	86	Welbilt Inc (a)	13,905	317
Berkshire Hathaway Inc - Class B (a)	14,803	2,929	Xylem Inc/NY	9,549	731
Brown & Brown Inc	2,828	83			$146,058
Erie Indemnity Co	1,688	210	Media - 0.22%
Everest Re Group Ltd	1,445	315	AMC Networks Inc (a)	4,810	290
Markel Corp (a)	128	150	Cable One Inc	396	287
Marsh & McLennan Cos Inc	14,367	1,198	CBS Corp	28,408	1,496
Progressive Corp/The	54,729	3,284	Charter Communications Inc (a)	7,653	2,331
RenaissanceRe Holdings Ltd	686	90	FactSet Research Systems Inc	3,310	666
Travelers Cos Inc/The	3,191	415	Sirius XM Holdings Inc	113,036	794
Voya Financial Inc	2,507	127	Walt Disney Co/The	118,179	13,420
		$11,785			$19,284
Internet - 23.49%			Mining - 0.01%
Alibaba Group Holding Ltd ADR(a)	1,107,285	207,317	Royal Gold Inc	2,195	186
Alphabet Inc - A Shares (a)	173,627	213,079	Southern Copper Corp	7,002	345
Alphabet Inc - C Shares (a)	230,413	280,472			$531
Amazon.com Inc (a)	328,659	584,172	Miscellaneous Manufacturers - 1.04%
Booking Holdings Inc (a)	140,463	284,960	3M Co	29,212	6,202
CDW Corp/DE	13,445	1,131	AO Smith Corp	1,325,880	78,930
Dropbox Inc (a),(b)	35,322	946	Hexcel Corp	2,958	204
eBay Inc (a)	12,300	411	Illinois Tool Works Inc	20,468	2,934
Expedia Group Inc	10,148	1,358	Ingersoll-Rand PLC	11,936	1,176
F5 Networks Inc (a)	5,683	974	Parker-Hannifin Corp	2,476	418
Facebook Inc (a)	1,857,578	320,581	Textron Inc	4,883	333
GoDaddy Inc (a)	13,916	1,024			$90,197
GrubHub Inc (a)	8,307	1,013	Office & Business Equipment - 0.01%
IAC/InterActiveCorp (a)	6,722	990	Zebra Technologies Corp (a)	5,138	709
Match Group Inc (a)	7,183	259
Netflix Inc (a)	141,417	47,721	Oil & Gas - 0.07%
Okta Inc (a)	8,800	437	Anadarko Petroleum Corp	17,341	1,269
Palo Alto Networks Inc (a)	7,738	1,534	Antero Resources Corp (a)	10,041	206
Proofpoint Inc (a)	5,107	582	Apache Corp	2,171	100
RingCentral Inc (a)	6,991	516	Cabot Oil & Gas Corp	26,857	631
Shopify Inc (a)	72,359	10,001	Cimarex Energy Co	967	95
Tencent Holdings Ltd ADR	1,620,757	74,069	Concho Resources Inc (a)	2,079	303
Twilio Inc (a)	7,955	460	Continental Resources Inc/OK (a)	3,399	217
Twitter Inc (a)	148,245	4,725	Diamondback Energy Inc	2,099	277
Uber Technologies Inc (a),(b),(c),(d)	3,929	157	EOG Resources Inc	7,141	921
VeriSign Inc (a)	9,408	1,366	Kosmos Energy Ltd (a)	3,750	29
Zendesk Inc (a)	10,395	566	Newfield Exploration Co (a)	5,934	170
Zillow Group Inc - A Shares (a)	4,465	252	Parsley Energy Inc (a)	14,687	462
		$2,041,073	Pioneer Natural Resources Co	8,744	1,655
Iron & Steel - 0.00%					$6,335
Steel Dynamics Inc	2,841	134	Oil & Gas Services - 0.03%
			Halliburton Co	52,931	2,245
Leisure Products & Services - 0.01%			RPC Inc	1,717	26
Brunswick Corp/DE	1,866	120			$2,271
Polaris Industries Inc	5,449	574	Packaging & Containers - 0.02%
		$694	Berry Global Group Inc (a)	5,398	264
Lodging - 0.94%			Crown Holdings Inc (a)	10,576	479
Choice Hotels International Inc	3,855	299	Graphic Packaging Holding Co	4,309	63
Extended Stay America Inc	13,338	284	Packaging Corp of America	7,657	864
			Sealed Air Corp	7,227	318

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			Retail (continued)
Silgan Holdings Inc	2,133	$59	Restaurant Brands International Inc	411,600	$25,984
		$2,047	Ross Stores Inc	560,541	49,008
Pharmaceuticals - 3.69%			Starbucks Corp	81,477	4,269
AbbVie Inc	130,156	12,004	Tapestry Inc	6,006	283
Agios Pharmaceuticals Inc (a)	3,876	335	Tiffany & Co	2,355	324
Alkermes PLC (a)	12,590	552	TJX Cos Inc/The	1,054,500	102,561
AmerisourceBergen Corp	13,830	1,132	Tractor Supply Co	10,898	850
Bristol-Myers Squibb Co	52,769	3,100	Ulta Beauty Inc (a)	4,945	1,209
DexCom Inc (a)	982,162	93,433	Urban Outfitters Inc (a)	7,837	348
Eli Lilly & Co	35,999	3,557	Wendy's Co/The	17,352	289
Express Scripts Holding Co (a)	13,629	1,083	Williams-Sonoma Inc	2,757	161
Herbalife Nutrition Ltd (a)	1,695	87	Yum China Holdings Inc	3,568	129
Jazz Pharmaceuticals PLC (a)	4,838	837	Yum! Brands Inc	5,731	454
Johnson & Johnson	29,308	3,884			$406,101
McKesson Corp	1,553	195	Semiconductors - 1.12%
Merck & Co Inc	462,830	30,487	Advanced Micro Devices Inc (a)	81,371	1,492
Neurocrine Biosciences Inc (a)	7,290	733	Analog Devices Inc	3,536	340
PRA Health Sciences Inc (a)	5,096	536	Applied Materials Inc	63,668	3,096
Premier Inc (a)	3,308	124	ASML Holding NV - NY Reg Shares	78,787	16,860
Sarepta Therapeutics Inc (a)	5,063	589	Broadcom Inc	15,661	3,473
TESARO Inc (a)	3,159	110	Cypress Semiconductor Corp	25,852	460
Zoetis Inc	1,944,429	168,154	IPG Photonics Corp (a)	3,435	564
		$320,932	KLA-Tencor Corp	13,788	1,619
Pipelines - 0.02%			Lam Research Corp	31,340	5,975
Cheniere Energy Inc (a)	11,893	755	Maxim Integrated Products Inc	369,047	22,563
ONEOK Inc	16,948	1,194	Microchip Technology Inc	20,039	1,872
		$1,949	Micron Technology Inc (a)	129,578	6,840
Real Estate - 0.01%			MKS Instruments Inc	5,610	529
CBRE Group Inc (a)	12,546	625	Monolithic Power Systems Inc	4,035	535
Howard Hughes Corp/The (a)	1,284	174	NVIDIA Corp	60,250	14,753
			NXP Semiconductors NV (a)	1,104	105
		$799	ON Semiconductor Corp (a)	39,615	874
REITs - 2.15%
Alexandria Real Estate Equities Inc	664	85	Skyworks Solutions Inc	11,392	1,078
American Tower Corp	38,757	5,745	Teradyne Inc	4,724	204
CoreSite Realty Corp	2,806	315	Texas Instruments Inc	108,953	12,129
Crown Castle International Corp	422,983	46,879	Xilinx Inc	22,244	1,603
Equinix Inc	4,806	2,111			$96,964
Equity LifeStyle Properties Inc	6,937	631	Shipbuilding - 0.01%
Extra Space Storage Inc	8,671	815	Huntington Ingalls Industries Inc	3,350	781
Gaming and Leisure Properties Inc	5,985	217
Hudson Pacific Properties Inc	1,247	43	Software - 15.12%
Lamar Advertising Co	6,209	457	2U Inc (a)	5,129	388
Life Storage Inc	225	22	Activision Blizzard Inc	325,763	23,918
Omega Healthcare Investors Inc	1,350	40	Adobe Systems Inc (a)	585,818	143,338
Public Storage	14,226	3,099	Akamai Technologies Inc (a)	14,290	1,075
SBA Communications Corp (a)	766,353	121,275	ANSYS Inc (a)	7,418	1,253
Simon Property Group Inc	26,277	4,630	Aspen Technology Inc (a)	6,895	661
Taubman Centers Inc	4,861	302	athenahealth Inc (a)	3,716	560
			Atlassian Corp PLC (a)	8,757	634
		$186,666	Autodesk Inc (a)	507,612	65,198
Retail - 4.67%			Black Knight Inc (a)	13,520	698
Advance Auto Parts Inc	2,312	327
AutoZone Inc (a)	2,022	1,427	Broadridge Financial Solutions Inc	10,683	1,207
			Cadence Design Systems Inc (a)	25,177	1,110
Best Buy Co Inc	6,262	470
Burlington Stores Inc (a)	5,995	916	CDK Global Inc	12,075	754
Copart Inc (a)	18,294	1,050	Citrix Systems Inc (a)	12,280	1,350
Costco Wholesale Corp	549,245	120,125	Dun & Bradstreet Corp/The	2,153	271
			Electronic Arts Inc (a)	1,104,121	142,156
Darden Restaurants Inc	5,676	607	Fair Isaac Corp (a)	3,040	612
Dollar General Corp	618,801	60,735
Dollar Tree Inc (a)	4,156	379	Fidelity National Information Services Inc	119,998	12,375
			First Data Corp (a)	43,769	1,018
Domino's Pizza Inc	3,631	954	Fiserv Inc (a)	24,823	1,874
Dunkin' Brands Group Inc	7,483	521	Guidewire Software Inc (a)	7,141	616
Gap Inc/The	3,280	99
Home Depot Inc/The	110,909	21,907	Intuit Inc	1,107,308	226,156
L Brands Inc	4,850	154	Jack Henry & Associates Inc	6,887	928
			Manhattan Associates Inc (a)	6,404	308
Lowe's Cos Inc	50,094	4,976
Lululemon Athletica Inc (a)	8,393	1,007	Microsoft Corp	2,909,102	308,597
McDonald's Corp	9,251	1,457	MSCI Inc	7,262	1,207
Michaels Cos Inc/The (a)	5,708	116	Oracle Corp	16,903	806
			Paycom Software Inc (a)	4,840	514
MSC Industrial Direct Co Inc	2,730	231
Nordstrom Inc	11,379	596	Pegasystems Inc	4,850	270
Nu Skin Enterprises Inc	1,385	101	PTC Inc (a)	10,619	976
O'Reilly Automotive Inc (a)	6,786	2,077	RealPage Inc (a)	7,794	429
			Red Hat Inc (a)	406,971	57,477

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value (000's)
Software (continued)					Software (continued)
salesforce.com Inc (a)		1,574,781	$215,981		Magic Leap Inc 0.00% (a),(b),(d)	48,744	$1,316
ServiceNow Inc (a)		175,823	30,938				$5,873
Splunk Inc (a)		12,932	1,243		TOTAL PREFERRED STOCKS		$5,873
SS&C Technologies Holdings Inc		17,887	949		Total Investments		$8,682,105
Synopsys Inc (a)		2,250	201		Other Assets and Liabilities - 0.07%		$6,198
Take-Two Interactive Software Inc (a)		6,029	681		TOTAL NET ASSETS - 100.00%		$8,688,303
Tyler Technologies Inc (a)		3,446	775
Ultimate Software Group Inc/The (a)		2,622	726
Veeva Systems Inc (a)		10,855	821		(a) Non-income producing security
VMware Inc (a)		271,045	39,191		(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
Workday Inc (a)		191,156	23,708		information.
			$1,313,948		(c)		The value of these investments was determined using significant
Telecommunications - 0.04%					unobservable inputs.
Arista Networks Inc (a)		5,094	1,303		(d)		Fair value of these investments is determined in good faith by the Manager
Motorola Solutions Inc		2,292	278		under procedures established and periodically reviewed by the Board of
T-Mobile US Inc (a)		16,431	986		Directors. Certain inputs used in the valuation may be unobservable;
Ubiquiti Networks Inc (a)		2,870	237		however, each security is evaluated individually for purposes of ASC 820
Zayo Group Holdings Inc (a)		16,271	603		which results in not all securities being identified as Level 3 of the fair
			$3,407		value hierarchy. At the end of the period, the fair value of these securities
Toys, Games & Hobbies - 0.01%					totaled $35,710 or 0.41% of net assets.
Hasbro Inc		7,762	773		(e)		Affiliated Security. Security is either an affiliate (and registered under the
					Investment Company Act of 1940) or an affiliate as defined by the
Transportation - 0.61%					Investment Company Act of 1940 (the Fund controls 5.0% or more of the
CSX Corp		50,319	3,557		outstanding voting shares of the security). Please see affiliated sub-
Expeditors International of Washington Inc		15,575	1,186		schedule for transactional information.
FedEx Corp		24,874	6,116		(f) Current yield shown is as of period end.
Genesee & Wyoming Inc (a)		2,142	184
JB Hunt Transport Services Inc		7,816	937
Kansas City Southern		201,336	23,409
Landstar System Inc		4,273	475		Portfolio Summary (unaudited)
Old Dominion Freight Line Inc		6,005	882		Sector		Percent
Schneider National Inc		4,134	108		Consumer, Non-cyclical		25.53%
Union Pacific Corp		66,415	9,955		Communications		24.15%
United Parcel Service Inc		41,884	5,022		Technology		19.17%
XPO Logistics Inc (a)		10,512	1,048		Industrial		11.06%
			$52,879		Financial		8.86%
Water - 0.19%					Consumer, Cyclical		7.48%
American Water Works Co Inc		183,073	16,156		Basic Materials		1.57%
					Investment Companies		1.50%
					Utilities		0.49%
TOTAL COMMON STOCKS			$8,511,804		Energy		0.12%
INVESTMENT COMPANIES - 1.50%		Shares Held	Value(000	's)	Other Assets and Liabilities		0.07%
Money Market Funds - 1.50%					TOTAL NET ASSETS		100.00%
Principal Government Money Market Fund		130,213,146	130,213
1.76%(e),(f)

TOTAL INVESTMENT COMPANIES			$130,213
CONVERTIBLE PREFERRED STOCKS -
0.39%		Shares Held	Value(000	's)
Internet - 0.39%
Airbnb Inc - Series D 0.00% (a),(b),(c),(d)		121,527	$13,797
Airbnb Inc - Series E	0.00% (a),(b),(c),(d)	29,361	3,333
Dropbox Inc 0.00% (a),(b)		169,390	4,535
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,434	57
Uber Technologies Inc	0.00% (a),(b),(c),(d)	98,844	3,954
Uber Technologies Inc	0.00% (a),(b),(c),(d)	322	13
Uber Technologies Inc	0.00% (a),(b),(c),(d)	1,502	60
Uber Technologies Inc	0.00% (a),(b),(c),(d)	4	—
Uber Technologies Inc	0.00% (a),(b),(c),(d)	862	35
Uber Technologies Inc	0.00% (a),(b),(c),(d)	560	22
Uber Technologies Inc	0.00% (a),(b),(c),(d)	397	16
Uber Technologies Inc	0.00% (a),(b),(c),(d)	357	14
Uber Technologies Inc	0.00% (a),(b),(c),(d)	209,464	8,379
			$34,215
TOTAL CONVERTIBLE PREFERRED STOCKS			$34,215
PREFERRED STOCKS - 0.07%		Shares Held	Value(000	's)
Software - 0.07%
Magic Leap Inc 0.00% (a),(b),(c),(d)		168,788	4,557

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases			Sales	July 31, 2018
	Value			Cost	Proceeds		Value
Principal Government Money Market Fund 1.76%		$—		$1,503,290		$1,373,077	$130,213
		$—		$1,503,290		$1,373,077	$130,213

	Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.76%	$1,990		$—	$		—	$—
	$1,990		$—	$		—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost		Value	Percent of Net Assets
Airbnb Inc - Series D	4/16/2014			$4,948		$13,797	0.16%
Airbnb Inc - Series E	7/14/2015			2,733		3,333	0.04%
Dropbox Inc	11/7/2014			1,012		946	0.01%
Dropbox Inc	1/30/2014			4,854		4,535	0.05%
Magic Leap Inc	1/20/2016			3,888		4,557	0.05%
Magic Leap Inc	10/12/2017			1,316		1,316	0.02%
Uber Technologies Inc	1/16/2018			42		35	0.00%
Uber Technologies Inc	1/16/2018			129		157	0.00%
Uber Technologies Inc	1/16/2018			13		16	0.00%
Uber Technologies Inc	1/16/2018			12		14	0.00%
Uber Technologies Inc	12/5/2014-1/16/2018			6,979		8,379	0.10%
Uber Technologies Inc	1/16/2018			11		13	0.00%
Uber Technologies Inc	12/3/2015			4,821		3,954	0.05%
Uber Technologies Inc	1/16/2018			47		57	0.00%
Uber Technologies Inc	1/16/2018			18		22	0.00%
Uber Technologies Inc	1/16/2018			—		—	0.00%
Uber Technologies Inc	1/16/2018			50		60	0.00%
Total						$41,191	0.48%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2018	Long	314		$44,228	$		229
Total					$		229

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS - 98.15%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.10%			Beverages - 1.76%
Interpublic Group of Cos Inc/The	88,744	$2,001	Brown-Forman Corp - B Shares	60,296	$3,209
Omnicom Group Inc	52,322	3,601	Coca-Cola Co/The	881,579	41,108
		$5,602	Constellation Brands Inc	38,676	8,131
Aerospace & Defense - 2.59%			Molson Coors Brewing Co	42,595	2,854
Arconic Inc	97,807	2,121	Monster Beverage Corp (a)	94,556	5,675
Boeing Co/The	126,061	44,916	PepsiCo Inc	326,378	37,533
General Dynamics Corp	63,588	12,702			$98,510
Harris Corp	27,330	4,508	Biotechnology - 2.18%
L3 Technologies Inc	18,064	3,874	Alexion Pharmaceuticals Inc (a)	51,217	6,810
Lockheed Martin Corp	57,181	18,647	Amgen Inc	153,309	30,133
Northrop Grumman Corp	40,141	12,062	Biogen Inc (a)	48,571	16,241
Raytheon Co	66,124	13,095	Celgene Corp (a)	162,710	14,658
Rockwell Collins Inc	37,804	5,254	Gilead Sciences Inc	299,312	23,295
TransDigm Group Inc	11,224	4,215	Illumina Inc (a)	33,837	10,975
United Technologies Corp	171,276	23,249	Incyte Corp (a)	40,498	2,695
		$144,643	Regeneron Pharmaceuticals Inc (a)	17,803	6,552
Agriculture - 1.12%			Vertex Pharmaceuticals Inc (a)	58,659	10,268
Altria Group Inc	435,677	25,565			$121,627
Archer-Daniels-Midland Co	128,720	6,212	Building Materials - 0.34%
Philip Morris International Inc	357,828	30,881	Fortune Brands Home & Security Inc	33,593	1,948
		$62,658	Johnson Controls International plc	213,206	7,997
Airlines - 0.45%			Martin Marietta Materials Inc	14,490	2,890
Alaska Air Group Inc	28,374	1,783	Masco Corp	71,475	2,883
American Airlines Group Inc	95,914	3,792	Vulcan Materials Co	30,427	3,408
Delta Air Lines Inc	148,559	8,084			$19,126
Southwest Airlines Co	122,792	7,142	Chemicals - 1.70%
United Continental Holdings Inc (a)	54,252	4,362	Air Products & Chemicals Inc	50,456	8,284
		$25,163	Albemarle Corp	25,496	2,402
Apparel - 0.71%			CF Industries Holdings Inc	53,718	2,386
Hanesbrands Inc	82,954	1,847	DowDuPont Inc	534,231	36,739
Michael Kors Holdings Ltd (a)	34,505	2,302	Eastman Chemical Co	32,861	3,405
NIKE Inc	295,268	22,709	FMC Corp	30,963	2,783
PVH Corp	17,737	2,723	International Flavors & Fragrances Inc	18,169	2,412
Ralph Lauren Corp	12,815	1,730	LyondellBasell Industries NV	74,008	8,199
Under Armour Inc - Class A (a)	42,811	855	Mosaic Co/The	80,736	2,431
Under Armour Inc - Class C (a)	43,357	812	PPG Industries Inc	57,393	6,351
VF Corp	75,366	6,939	Praxair Inc	66,150	11,080
		$39,917	Sherwin-Williams Co/The	18,951	8,352
Automobile Manufacturers - 0.46%					$94,824
Ford Motor Co	901,000	9,046	Commercial Services - 1.85%
General Motors Co	291,999	11,070	Automatic Data Processing Inc	101,406	13,689
PACCAR Inc	80,985	5,322	Cintas Corp	19,898	4,069
		$25,438	Ecolab Inc	59,773	8,410
Automobile Parts & Equipment - 0.17%			Equifax Inc	27,687	3,475
			FleetCor Technologies Inc (a)	20,603	4,471
Aptiv PLC	60,949	5,977	Gartner Inc (a)	21,002	2,844
BorgWarner Inc	45,462	2,092
Goodyear Tire & Rubber Co/The	55,207	1,337	Global Payments Inc	36,725	4,134
		$9,406	H&R Block Inc	48,157	1,212
			IHS Markit Ltd (a)	81,975	4,347
Banks - 7.48%
Bank of America Corp	2,170,629	67,029	Moody's Corp	38,430	6,576
			Nielsen Holdings PLC	77,081	1,816
Bank of New York Mellon Corp/The	232,651	12,440	PayPal Holdings Inc (a)	256,930	21,104
BB&T Corp	179,494	9,120	Quanta Services Inc (a)	34,441	1,173
Capital One Financial Corp	111,973	10,561
Citigroup Inc	586,978	42,198	Robert Half International Inc	28,445	2,155
Citizens Financial Group Inc	111,583	4,439	S&P Global Inc	57,848	11,595
Comerica Inc	39,579	3,837	Total System Services Inc	38,188	3,496
			United Rentals Inc (a)	19,245	2,864
Fifth Third Bancorp	157,798	4,669	Verisk Analytics Inc (a)	35,758	3,955
Goldman Sachs Group Inc/The	80,863	19,199
Huntington Bancshares Inc/OH	254,360	3,927	Western Union Co/The	106,056	2,138
JPMorgan Chase & Co	783,757	90,093			$103,523
KeyCorp	244,387	5,100	Computers - 5.56%
M&T Bank Corp	33,434	5,796	Accenture PLC - Class A	148,033	23,586
Morgan Stanley	313,778	15,865	Apple Inc	1,131,432	215,300
Northern Trust Corp	48,684	5,317	Cognizant Technology Solutions Corp	134,870	10,992
PNC Financial Services Group Inc/The	108,076	15,653	DXC Technology Co	65,556	5,555
Regions Financial Corp	258,541	4,811	Hewlett Packard Enterprise Co	351,507	5,427
State Street Corp	84,115	7,428	HP Inc	377,833	8,721
SunTrust Banks Inc	107,001	7,712	International Business Machines Corp	196,519	28,482
SVB Financial Group (a)	12,193	3,754	NetApp Inc	61,673	4,781
US Bancorp	359,181	19,040	Seagate Technology PLC	66,080	3,477
Wells Fargo & Co	1,009,532	57,836	Western Digital Corp	68,882	4,832
Zions Bancorporation	45,374	2,346			$311,153
		$418,170

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Consumer Products - 0.33%			Electronics (continued)
Avery Dennison Corp	20,263	$2,324	Allegion PLC	21,857	$1,782
Church & Dwight Co Inc	56,328	3,149	Amphenol Corp	69,390	6,489
Clorox Co/The	29,810	4,029	Corning Inc	191,142	6,342
Kimberly-Clark Corp	80,413	9,156	FLIR Systems Inc	31,588	1,851
		$18,658	Fortive Corp	70,607	5,795
Cosmetics & Personal Care - 1.23%			Garmin Ltd	25,604	1,599
Colgate-Palmolive Co	200,803	13,456	Honeywell International Inc	171,939	27,450
Coty Inc	108,844	1,460	Mettler-Toledo International Inc (a)	5,844	3,463
Estee Lauder Cos Inc/The	51,559	6,957	PerkinElmer Inc	25,466	2,016
Procter & Gamble Co/The	578,842	46,817	TE Connectivity Ltd	80,599	7,542
		$68,690	Waters Corp (a)	18,035	3,558
Distribution & Wholesale - 0.18%					$72,751
Fastenal Co	66,215	3,770	Engineering & Construction - 0.06%
LKQ Corp (a)	71,293	2,390	Fluor Corp	32,362	1,659
WW Grainger Inc	11,733	4,066	Jacobs Engineering Group Inc	27,743	1,876
		$10,226			$3,535
Diversified Financial Services - 3.75%			Environmental Control - 0.24%
Affiliated Managers Group Inc	12,502	2,000	Republic Services Inc	51,332	3,721
Alliance Data Systems Corp	11,094	2,495	Stericycle Inc (a)	19,699	1,376
American Express Co	164,382	16,359	Waste Management Inc	91,567	8,241
Ameriprise Financial Inc	33,290	4,849			$13,338
BlackRock Inc	28,390	14,273	Food - 1.20%
Cboe Global Markets Inc	25,893	2,515	Campbell Soup Co	44,291	1,812
Charles Schwab Corp/The	276,410	14,114	Conagra Brands Inc	90,587	3,325
CME Group Inc	78,382	12,472	General Mills Inc	136,479	6,286
Discover Financial Services	80,333	5,737	Hershey Co/The	32,165	3,159
E*TRADE Financial Corp (a)	60,751	3,634	Hormel Foods Corp	62,166	2,236
Franklin Resources Inc	73,370	2,518	JM Smucker Co/The	26,149	2,906
Intercontinental Exchange Inc	133,335	9,855	Kellogg Co	57,485	4,083
Invesco Ltd	94,555	2,552	Kraft Heinz Co/The	137,516	8,285
Jefferies Financial Group Inc	69,796	1,693	Kroger Co/The	187,111	5,426
Mastercard Inc	211,059	41,790	McCormick & Co Inc/MD	27,918	3,282
Nasdaq Inc	26,903	2,459	Mondelez International Inc	339,553	14,730
Raymond James Financial Inc	29,882	2,737	Sysco Corp	110,333	7,416
Synchrony Financial	163,317	4,726	Tyson Foods Inc	68,504	3,949
T Rowe Price Group Inc	55,739	6,637			$66,895
Visa Inc	411,163	56,222	Forest Products & Paper - 0.09%
		$209,637	International Paper Co	95,321	5,122
Electric - 2.75%
AES Corp/VA	152,250	2,034	Gas - 0.04%
Alliant Energy Corp	53,285	2,290	NiSource Inc	77,659	2,033
Ameren Corp	56,087	3,481
American Electric Power Co Inc	113,375	8,065	Hand & Machine Tools - 0.13%
CenterPoint Energy Inc	99,322	2,829	Snap-on Inc	13,027	2,209
CMS Energy Corp	65,036	3,144	Stanley Black & Decker Inc	35,520	5,309
Consolidated Edison Inc	71,527	5,646			$7,518
Dominion Energy Inc	150,212	10,772	Healthcare - Products - 3.48%
DTE Energy Co	41,775	4,534	Abbott Laboratories	403,571	26,450
Duke Energy Corp	161,366	13,171	ABIOMED Inc (a)	9,726	3,448
Edison International	74,999	4,997	Align Technology Inc (a)	16,604	5,922
Entergy Corp	41,623	3,383	Baxter International Inc	113,405	8,216
Evergy Inc	62,432	3,502	Becton Dickinson and Co	61,507	15,400
Eversource Energy	72,945	4,429	Boston Scientific Corp (a)	317,623	10,675
Exelon Corp	222,224	9,444	Cooper Cos Inc/The	11,284	2,939
FirstEnergy Corp	103,194	3,656	Danaher Corp	141,509	14,516
NextEra Energy Inc	108,521	18,182	DENTSPLY SIRONA Inc	52,357	2,519
NRG Energy Inc	68,862	2,181	Edwards Lifesciences Corp (a)	48,518	6,911
PG&E Corp	118,878	5,121	Henry Schein Inc (a)	35,454	2,815
Pinnacle West Capital Corp	25,765	2,072	Hologic Inc (a)	62,847	2,697
PPL Corp	160,918	4,630	IDEXX Laboratories Inc (a)	19,994	4,897
Public Service Enterprise Group Inc	116,298	5,996	Intuitive Surgical Inc (a)	26,079	13,253
SCANA Corp	32,832	1,313	Medtronic PLC	311,731	28,128
Sempra Energy	60,802	7,028	ResMed Inc	32,856	3,476
Southern Co/The	232,869	11,317	Stryker Corp	73,981	12,077
WEC Energy Group Inc	72,635	4,821	Thermo Fisher Scientific Inc	92,611	21,720
Xcel Energy Inc	117,135	5,489	Varian Medical Systems Inc (a)	21,063	2,432
		$153,527	Zimmer Biomet Holdings Inc	46,790	5,873
Electrical Components & Equipment - 0.26%					$194,364
AMETEK Inc	53,306	4,147	Healthcare - Services - 2.45%
Emerson Electric Co	145,044	10,484	Aetna Inc	75,295	14,185
		$14,631	Anthem Inc	58,744	14,862
Electronics - 1.30%			Centene Corp (a)	47,230	6,155
Agilent Technologies Inc	73,651	4,864	Cigna Corp	55,997	10,047

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Services (continued)			Lodging - 0.37%
DaVita Inc (a)	32,136	$2,259	Hilton Worldwide Holdings Inc	64,314	$5,059
Envision Healthcare Corp (a)	27,883	1,234	Marriott International Inc/MD	68,327	8,735
HCA Healthcare Inc	64,324	7,991	MGM Resorts International	115,354	3,619
Humana Inc	31,693	9,957	Wynn Resorts Ltd	19,496	3,251
IQVIA Holdings Inc (a)	37,228	4,540			$20,664
Laboratory Corp of America Holdings (a)	23,547	4,129	Machinery - Construction & Mining - 0.35%
Quest Diagnostics Inc	31,263	3,368	Caterpillar Inc	137,632	19,791
UnitedHealth Group Inc	221,212	56,015
Universal Health Services Inc	20,060	2,449	Machinery - Diversified - 0.62%
		$137,191	Cummins Inc	35,655	5,092
Home Builders - 0.15%			Deere & Co	74,647	10,808
DR Horton Inc	79,059	3,455	Flowserve Corp	30,117	1,335
Lennar Corp - A Shares	62,982	3,292	Pentair PLC	37,369	1,669
PulteGroup Inc	60,468	1,723	Rockwell Automation Inc	28,909	5,422
		$8,470	Roper Technologies Inc	23,746	7,169
Home Furnishings - 0.06%			Xylem Inc/NY	41,416	3,171
Leggett & Platt Inc	30,220	1,317			$34,666
Whirlpool Corp	14,854	1,947	Media - 2.11%
		$3,264	CBS Corp	78,609	4,140
Housewares - 0.05%			Charter Communications Inc (a)	42,638	12,987
Newell Brands Inc	111,805	2,928	Comcast Corp - Class A	1,057,093	37,823
			Discovery Inc - A Shares (a)	35,922	955
Insurance - 3.89%			Discovery Inc - C Shares (a)	78,634	1,930
Aflac Inc	178,210	8,294	DISH Network Corp (a)	52,702	1,663
Allstate Corp/The	80,911	7,696	News Corp - A Shares	88,226	1,330
American International Group Inc	206,640	11,409	News Corp - B Shares	28,031	429
Aon PLC	56,286	8,080	Twenty-First Century Fox Inc - A Shares	242,631	10,918
Arthur J Gallagher & Co	41,957	2,994	Twenty-First Century Fox Inc - B Shares	101,098	4,491
Assurant Inc	12,128	1,338	Viacom Inc - B Shares	81,252	2,360
Berkshire Hathaway Inc - Class B (a)	443,056	87,668	Walt Disney Co/The	342,240	38,865
Brighthouse Financial Inc (a)	22,057	958			$117,891
Chubb Ltd	107,224	14,981	Mining - 0.17%
Cincinnati Financial Corp	34,383	2,600	Freeport-McMoRan Inc	310,157	5,118
Everest Re Group Ltd	9,433	2,060	Newmont Mining Corp	122,805	4,504
Hartford Financial Services Group Inc/The	82,441	4,345			$9,622
Lincoln National Corp	50,344	3,428	Miscellaneous Manufacturers - 1.69%
Loews Corp	60,277	3,061	3M Co	136,662	29,016
Marsh & McLennan Cos Inc	116,795	9,736	AO Smith Corp	33,396	1,988
MetLife Inc	234,000	10,703	Dover Corp	35,605	2,955
Progressive Corp/The	134,059	8,045	Eaton Corp PLC	100,665	8,372
Prudential Financial Inc	96,682	9,756	General Electric Co	1,999,305	27,251
Torchmark Corp	24,311	2,141	Illinois Tool Works Inc	70,184	10,059
Travelers Cos Inc/The	62,213	8,096	Ingersoll-Rand PLC	57,081	5,623
Unum Group	50,918	2,023	Parker-Hannifin Corp	30,605	5,174
Willis Towers Watson PLC	30,348	4,838	Textron Inc	58,939	4,024
XL Group Ltd	59,456	3,343			$94,462
		$217,593	Office & Business Equipment - 0.02%
Internet - 9.15%			Xerox Corp	49,245	1,279
Alphabet Inc - A Shares (a)	68,747	84,368
Alphabet Inc - C Shares (a)	69,883	85,066	Oil & Gas - 5.02%
Amazon.com Inc (a)	92,707	164,781	Anadarko Petroleum Corp	118,569	8,673
Booking Holdings Inc (a)	11,091	22,500	Andeavor	32,005	4,803
eBay Inc (a)	212,792	7,118	Apache Corp	87,969	4,046
Expedia Group Inc	27,823	3,724	Cabot Oil & Gas Corp	103,932	2,442
F5 Networks Inc (a)	14,069	2,411	Chevron Corp	439,888	55,545
Facebook Inc (a)	552,142	95,289	Cimarex Energy Co	21,966	2,166
Netflix Inc (a)	100,062	33,766	Concho Resources Inc (a)	43,715	6,376
Symantec Corp	143,074	2,893	ConocoPhillips	269,341	19,438
TripAdvisor Inc (a)	24,669	1,430	Devon Energy Corp	120,485	5,423
Twitter Inc (a)	150,735	4,804	EOG Resources Inc	133,248	17,181
VeriSign Inc (a)	22,099	3,209	EQT Corp	58,058	2,884
		$511,359	Exxon Mobil Corp	974,598	79,439
Iron & Steel - 0.09%			Helmerich & Payne Inc	25,063	1,538
Nucor Corp	73,223	4,901	Hess Corp	60,277	3,956
			HollyFrontier Corp	40,637	3,031
Leisure Products & Services - 0.25%			Marathon Oil Corp	196,399	4,148
Carnival Corp	93,452	5,536	Marathon Petroleum Corp	106,322	8,594
Harley-Davidson Inc	38,315	1,643	Newfield Exploration Co (a)	45,976	1,320
Norwegian Cruise Line Holdings Ltd (a)	47,584	2,381	Noble Energy Inc	111,516	4,025
Royal Caribbean Cruises Ltd	38,995	4,397	Occidental Petroleum Corp	176,274	14,795
		$13,957	Phillips 66	96,609	11,916
			Pioneer Natural Resources Co	39,230	7,425

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)			REITs (continued)
Valero Energy Corp	99,197	$11,740	Weyerhaeuser Co	174,259	$5,956
		$280,904			$149,446
Oil & Gas Services - 0.73%			Retail - 5.08%
Baker Hughes a GE Co	95,858	3,315	Advance Auto Parts Inc	17,040	2,407
Halliburton Co	201,644	8,554	AutoZone Inc (a)	6,138	4,331
National Oilwell Varco Inc	87,939	4,276	Best Buy Co Inc	56,457	4,236
Schlumberger Ltd	318,847	21,528	CarMax Inc (a)	40,992	3,061
TechnipFMC PLC	99,910	3,252	Chipotle Mexican Grill Inc (a)	5,631	2,442
		$40,925	Copart Inc (a)	46,511	2,669
Packaging & Containers - 0.19%			Costco Wholesale Corp	100,962	22,081
Ball Corp	80,393	3,133	Darden Restaurants Inc	28,495	3,047
Packaging Corp of America	21,717	2,452	Dollar General Corp	58,512	5,743
Sealed Air Corp	37,100	1,635	Dollar Tree Inc (a)	54,733	4,996
WestRock Co	59,033	3,422	Foot Locker Inc	27,192	1,327
		$10,642	Gap Inc/The	49,949	1,507
Pharmaceuticals - 5.78%			Genuine Parts Co	33,777	3,287
AbbVie Inc	348,854	32,175	Home Depot Inc/The	265,538	52,449
Allergan PLC	78,049	14,368	Kohl's Corp	38,726	2,861
AmerisourceBergen Corp	37,441	3,064	L Brands Inc	55,837	1,768
Bristol-Myers Squibb Co	376,259	22,105	Lowe's Cos Inc	189,220	18,797
Cardinal Health Inc	71,520	3,572	Macy's Inc	70,524	2,802
CVS Health Corp	234,023	15,179	McDonald's Corp	180,744	28,474
Eli Lilly & Co	219,876	21,726	Nordstrom Inc	27,039	1,417
Express Scripts Holding Co (a)	129,305	10,275	O'Reilly Automotive Inc (a)	18,857	5,770
Johnson & Johnson	617,411	81,819	Ross Stores Inc	87,160	7,620
McKesson Corp	46,512	5,842	Starbucks Corp	317,669	16,643
Merck & Co Inc	619,290	40,793	Tapestry Inc	66,254	3,122
Mylan NV (a)	118,658	4,427	Target Corp	122,725	9,902
Nektar Therapeutics (a)	37,088	1,951	Tiffany & Co	23,450	3,226
Perrigo Co PLC	29,643	2,387	TJX Cos Inc/The	144,348	14,039
Pfizer Inc	1,346,532	53,767	Tractor Supply Co	28,096	2,193
Zoetis Inc	111,383	9,632	Ulta Beauty Inc (a)	13,161	3,216
		$323,082	Walgreens Boots Alliance Inc	196,315	13,275
Pipelines - 0.36%			Walmart Inc	333,022	29,716
Kinder Morgan Inc/DE	436,727	7,765	Yum! Brands Inc	74,403	5,899
ONEOK Inc	94,626	6,666			$284,323
Williams Cos Inc/The	190,527	5,668	Savings & Loans - 0.03%
		$20,099	People's United Financial Inc	80,079	1,460
Real Estate - 0.06%
CBRE Group Inc (a)	69,603	3,466	Semiconductors - 3.91%
			Advanced Micro Devices Inc (a)	189,666	3,477
REITs - 2.67%			Analog Devices Inc	85,377	8,208
Alexandria Real Estate Equities Inc	23,705	3,021	Applied Materials Inc	232,047	11,285
American Tower Corp	101,666	15,071	Broadcom Inc	92,403	20,492
Apartment Investment & Management Co	36,221	1,545	Intel Corp	1,072,701	51,597
			IPG Photonics Corp (a)	8,653	1,419
AvalonBay Communities Inc	31,814	5,626
Boston Properties Inc	35,532	4,460	KLA-Tencor Corp	35,881	4,213
Crown Castle International Corp	95,488	10,583	Lam Research Corp	37,761	7,199
Digital Realty Trust Inc	47,408	5,756	Microchip Technology Inc	54,103	5,055
			Micron Technology Inc (a)	266,969	14,093
Duke Realty Corp	82,186	2,393
Equinix Inc	18,290	8,034	NVIDIA Corp	139,726	34,213
			Qorvo Inc (a)	29,116	2,381
Equity Residential	84,760	5,546
Essex Property Trust Inc	15,202	3,655	QUALCOMM Inc	341,290	21,873
Extra Space Storage Inc	29,028	2,728	Skyworks Solutions Inc	41,911	3,964
Federal Realty Investment Trust	16,854	2,115	Texas Instruments Inc	225,341	25,085
GGP Inc	145,606	3,104	Xilinx Inc	58,333	4,204
HCP Inc	108,143	2,801			$218,758
Host Hotels & Resorts Inc	170,651	3,574	Shipbuilding - 0.04%
Iron Mountain Inc	64,785	2,275	Huntington Ingalls Industries Inc	10,245	2,388
Kimco Realty Corp	97,809	1,633
Macerich Co/The	24,990	1,476	Software - 6.59%
Mid-America Apartment Communities Inc	26,193	2,640	Activision Blizzard Inc	175,223	12,865
Prologis Inc	122,747	8,055	Adobe Systems Inc (a)	113,363	27,738
Public Storage	34,490	7,513	Akamai Technologies Inc (a)	39,276	2,956
Realty Income Corp	65,464	3,651	ANSYS Inc (a)	19,339	3,266
Regency Centers Corp	33,929	2,159	Autodesk Inc (a)	50,439	6,478
SBA Communications Corp (a)	26,516	4,196	Broadridge Financial Solutions Inc	27,144	3,067
Simon Property Group Inc	71,290	12,562	CA Inc	71,926	3,180
SL Green Realty Corp	20,355	2,099	Cadence Design Systems Inc (a)	64,894	2,861
UDR Inc	61,600	2,370	Cerner Corp (a)	72,563	4,505
Ventas Inc	82,021	4,624	Citrix Systems Inc (a)	29,638	3,259
Vornado Realty Trust	39,835	2,865	Electronic Arts Inc (a)	70,629	9,094
Welltower Inc	85,628	5,360

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Fidelity National Information Services Inc	76,196	$7,858	Consumer, Non-cyclical	21.38%
Fiserv Inc (a)	94,250	7,114	Financial	17.88%
Intuit Inc	56,110	11,460	Technology	16.08%
Microsoft Corp	1,768,618	187,615	Communications	14.21%
MSCI Inc	20,494	3,406	Industrial	9.53%
Oracle Corp	685,998	32,708	Consumer, Cyclical	8.05%
Paychex Inc	73,604	5,080	Energy	6.11%
Red Hat Inc (a)	40,899	5,776	Utilities	2.86%
salesforce.com Inc (a)	162,362	22,268	Basic Materials	2.05%
Synopsys Inc (a)	34,300	3,067	Investment Companies	1.79%
Take-Two Interactive Software Inc (a)	26,328	2,976	Other Assets and Liabilities	0.06%
		$368,597	TOTAL NET ASSETS	100.00%
Telecommunications - 2.85%
AT&T Inc	1,670,547	53,407
CenturyLink Inc	225,992	4,242
Cisco Systems Inc	1,082,572	45,782
Juniper Networks Inc	80,373	2,117
Motorola Solutions Inc	37,321	4,527
Verizon Communications Inc	951,134	49,117
		$159,192
Textiles - 0.05%
Mohawk Industries Inc (a)	14,596	2,749

Toys, Games & Hobbies - 0.07%
Hasbro Inc	26,170	2,607
Mattel Inc	79,190	1,257
		$3,864
Transportation - 1.72%
CH Robinson Worldwide Inc	32,052	2,956
CSX Corp	201,502	14,242
Expeditors International of Washington Inc	40,211	3,063
FedEx Corp	56,590	13,914
JB Hunt Transport Services Inc	19,706	2,363
Kansas City Southern	23,620	2,746
Norfolk Southern Corp	65,040	10,992
Union Pacific Corp	178,534	26,760
United Parcel Service Inc	158,731	19,030
		$96,066
Water - 0.07%
American Water Works Co Inc	40,985	3,617

TOTAL COMMON STOCKS		$5,488,301
INVESTMENT COMPANIES - 1.79%	Shares Held	Value (000's)
Exchange Traded Funds - 0.42%
iShares Core S&P 500 ETF	84,000	23,796

Money Market Funds - 1.37%
Principal Government Money Market Fund	76,677,322	76,677
1.76%(b),(c)

TOTAL INVESTMENT COMPANIES		$100,473
Total Investments		$5,588,774
Other Assets and Liabilities - 0.06%		$3,132
TOTAL NET ASSETS - 100.00%		$5,591,906

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$668,658	$591,981	$76,677
		$—		$668,658	$591,981	$76,677

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$728		$—		$—	$—
	$728		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2018	Long	558		$78,597		$1,319
Total						$1,319

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments LargeCap Value Fund July 31, 2018 (unaudited)

COMMON STOCKS - 100.15%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.39%			Lodging - 0.41%
General Dynamics Corp	14,941	$2,985	Extended Stay America Inc	56,460	$1,202
L3 Technologies Inc	18,080	3,877
Lockheed Martin Corp	10,460	3,411	Machinery - Diversified - 0.82%
Raytheon Co	13,090	2,592	Cummins Inc	16,900	2,413
		$12,865
Airlines - 0.50%			Miscellaneous Manufacturers - 0.90%
Copa Holdings SA	15,170	1,477	Crane Co	29,205	2,645

Apparel - 1.06%			Oil & Gas - 13.52%
Michael Kors Holdings Ltd (a)	46,507	3,103	Chevron Corp	87,830	11,090
			ConocoPhillips	132,750	9,580
Automobile Parts & Equipment - 0.72%			Exxon Mobil Corp	63,830	5,203
Lear Corp	11,630	2,095	Phillips 66	33,800	4,169
			Valero Energy Corp	80,740	9,556
Banks - 13.85%					$39,598
Bank of America Corp	251,312	7,761	Oil & Gas Services - 0.71%
Citigroup Inc	25,600	1,840	Halliburton Co	49,000	2,079
Citizens Financial Group Inc	83,100	3,306
Comerica Inc	72,800	7,057	Packaging & Containers - 0.40%
JPMorgan Chase & Co	124,170	14,273	Owens-Illinois Inc (a)	62,100	1,160
Regions Financial Corp	78,871	1,468
TCF Financial Corp	63,800	1,602	Pharmaceuticals - 8.82%
Wells Fargo & Co	57,020	3,267	AbbVie Inc	5,200	480
		$40,574	Express Scripts Holding Co (a)	52,705	4,188
Biotechnology - 1.75%			Johnson & Johnson	98,610	13,068
Amgen Inc	26,044	5,119	McKesson Corp	11,180	1,404
			Pfizer Inc	167,800	6,700
Chemicals - 2.43%					$25,840
Huntsman Corp	157,070	5,267	Real Estate - 0.69%
LyondellBasell Industries NV	16,628	1,842	CBRE Group Inc (a)	40,531	2,018
		$7,109
Computers - 2.22%			REITs - 3.04%
Hewlett Packard Enterprise Co	122,735	1,895	Liberty Property Trust	38,800	1,663
HP Inc	199,100	4,595	Prologis Inc	110,330	7,240
		$6,490			$8,903
Cosmetics & Personal Care - 1.73%			Retail - 6.79%
Colgate-Palmolive Co	49,780	3,336	Best Buy Co Inc	30,219	2,267
Procter & Gamble Co/The	21,300	1,722	Burlington Stores Inc (a)	10,754	1,643
		$5,058	Macy's Inc	81,746	3,248
Diversified Financial Services - 3.69%			Target Corp	55,409	4,470
Lazard Ltd	100,420	5,453	Walgreens Boots Alliance Inc	41,123	2,781
Mastercard Inc	19,950	3,950	Walmart Inc	61,290	5,469
Synchrony Financial	48,750	1,411			$19,878
		$10,814	Semiconductors - 2.57%
Electric - 4.28%			Intel Corp	156,333	7,520
Entergy Corp	69,120	5,618
FirstEnergy Corp	48,325	1,712	Software - 1.48%
NextEra Energy Inc	21,410	3,587	Dun & Bradstreet Corp/The	11,724	1,476
Vistra Energy Corp (a)	72,109	1,630	VMware Inc (a)	19,850	2,870
		$12,547			$4,346
Environmental Control - 1.49%			Telecommunications - 6.00%
Waste Management Inc	48,400	4,356	AT&T Inc	33,400	1,068
			Cisco Systems Inc	290,180	12,272
Healthcare - Products - 1.56%			Verizon Communications Inc	82,100	4,239
Danaher Corp	44,494	4,564			$17,579
			Transportation - 1.14%
Healthcare - Services - 3.76%			Norfolk Southern Corp	19,680	3,326
Anthem Inc	26,900	6,806
Cigna Corp	11,080	1,988	TOTAL COMMON STOCKS		$293,296
Humana Inc	7,070	2,221	INVESTMENT COMPANIES - 0.00%	Shares Held	Value (000's)
		$11,015	Money Market Funds - 0.00%
Insurance - 9.08%			Principal Government Money Market Fund	1,580	2
Aflac Inc	55,800	2,597	1.76%(b),(c)
American Financial Group Inc/OH	28,560	3,218
Berkshire Hathaway Inc - Class B (a)	59,759	11,825	TOTAL INVESTMENT COMPANIES		$2
Prudential Financial Inc	38,540	3,889	Total Investments		$293,298
Reinsurance Group of America Inc	8,220	1,163	Other Assets and Liabilities - (0.15)%		$(449)
Unum Group	97,900	3,890	TOTAL NET ASSETS - 100.00%		$292,849
		$26,582
Iron & Steel - 0.35%
Reliance Steel & Aluminum Co	11,325	1,021	(a) Non-income producing security

See accompanying notes.

Schedule of Investments
LargeCap Value Fund
July 31, 2018 (unaudited)

(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.35%
Consumer, Non-cyclical		17.62%
Energy		14.23%
Consumer, Cyclical		9.48%
Industrial		9.14%
Technology		6.27%
Communications		6.00%
Utilities		4.28%
Basic Materials		2.78%
Investment Companies		0.00%
Other Assets and Liabilities		(0.15)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$93,745	$93,743		$2
		$—		$93,745	$93,743		$2

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$10		$—		$—		$—
	$10		$—		$—		$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS - 96.91%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.02%			Banks (continued)
Interpublic Group of Cos Inc/The	10,288	$232	Goldman Sachs Group Inc/The	7,365	$1,749
Omnicom Group Inc	3,079	212	Huntington Bancshares Inc/OH	52,254	807
		$444	JPMorgan Chase & Co	628,080	72,197
Aerospace & Defense - 4.41%			KeyCorp	21,969	458
Boeing Co/The	51,025	18,180	M&T Bank Corp	3,014	522
Curtiss-Wright Corp	1,262	168	Morgan Stanley	338,024	17,090
General Dynamics Corp	168,291	33,619	Northern Trust Corp	3,102	339
L3 Technologies Inc	2,562	549	PacWest Bancorp	3,832	192
Lockheed Martin Corp	921	300	PNC Financial Services Group Inc/The	15,349	2,223
Northrop Grumman Corp	56,912	17,102	Popular Inc	3,289	163
Rockwell Collins Inc	4,435	616	Prosperity Bancshares Inc	2,075	146
Teledyne Technologies Inc (a)	1,072	235	Regions Financial Corp	49,912	929
United Technologies Corp	199,495	27,079	State Street Corp	7,061	624
		$97,848	SunTrust Banks Inc	17,981	1,296
Agriculture - 1.90%			SVB Financial Group (a)	254	78
Altria Group Inc	319,709	18,761	Synovus Financial Corp	3,363	166
Archer-Daniels-Midland Co	11,614	560	TCF Financial Corp	5,516	139
Bunge Ltd	3,999	276	Texas Capital Bancshares Inc (a)	659	60
Philip Morris International Inc	260,676	22,497	Umpqua Holdings Corp	7,071	151
		$42,094	US Bancorp	683,701	36,243
Airlines - 0.09%			Webster Financial Corp	2,677	173
Alaska Air Group Inc	3,344	210	Wells Fargo & Co	940,123	53,859
			Western Alliance Bancorp (a)	306,436	17,381
American Airlines Group Inc	8,726	345
Copa Holdings SA	1,033	100	Wintrust Financial Corp	1,767	155
Delta Air Lines Inc	10,106	550	Zions Bancorporation	5,774	299
JetBlue Airways Corp (a)	8,880	160			$310,332
Southwest Airlines Co	3,197	186	Beverages - 0.89%
United Continental Holdings Inc (a)	5,173	416	Coca-Cola Co/The	17,835	832
		$1,967	Molson Coors Brewing Co	5,039	338
Apparel - 0.05%			PepsiCo Inc	162,197	18,652
Columbia Sportswear Co	1,027	89			$19,822
Michael Kors Holdings Ltd (a)	2,190	146	Biotechnology - 0.07%
PVH Corp	2,218	341	Alexion Pharmaceuticals Inc (a)	998	133
Ralph Lauren Corp	1,700	229	Alnylam Pharmaceuticals Inc (a)	283	27
Skechers U.S.A. Inc (a)	2,357	65	Amgen Inc	1,072	211
VF Corp	3,102	286	Biogen Inc (a)	302	101
			Bio-Rad Laboratories Inc (a)	632	194
		$1,156	Bluebird Bio Inc (a)	428	66
Automobile Manufacturers - 0.14%
Ford Motor Co	114,670	1,151	Gilead Sciences Inc	9,039	703
			United Therapeutics Corp (a)	1,176	145
General Motors Co	38,084	1,444
PACCAR Inc	7,140	469			$1,580
		$3,064	Building Materials - 1.22%
Automobile Parts & Equipment - 0.05%			Eagle Materials Inc	317	32
Adient PLC	2,743	131	Fortune Brands Home & Security Inc	2,519	146
Aptiv PLC	1,716	168	Johnson Controls International plc	704,461	26,424
BorgWarner Inc	6,313	291	Lennox International Inc	137	30
Goodyear Tire & Rubber Co/The	7,440	180	Masco Corp	3,025	122
Lear Corp	1,759	317	Owens Corning	3,060	190
Visteon Corp (a)	474	55	USG Corp (a)	2,479	107
		$1,142	Vulcan Materials Co	166	19
Banks - 14.00%					$27,070
Associated Banc-Corp	5,291	143	Chemicals - 3.75%
Bank of America Corp	1,732,797	53,508	Air Products & Chemicals Inc	182,784	30,008
Bank of Hawaii Corp	1,219	98	Ashland Global Holdings Inc	1,889	155
Bank of New York Mellon Corp/The	280,358	14,991	Cabot Corp	1,997	132
Bank OZK	3,619	148	Celanese Corp	2,344	277
BankUnited Inc	3,388	132	CF Industries Holdings Inc	6,776	301
BB&T Corp	28,224	1,434	DowDuPont Inc	406,957	27,986
BOK Financial Corp	919	89	Eastman Chemical Co	4,120	427
Capital One Financial Corp	16,100	1,519	FMC Corp	2,258	203
CIT Group Inc	3,942	209	Huntsman Corp	6,735	226
Citigroup Inc	370,238	26,617	International Flavors & Fragrances Inc	1,306	173
Citizens Financial Group Inc	21,954	873	LyondellBasell Industries NV	5,724	634
Comerica Inc	7,991	775	Mosaic Co/The	10,089	304
Commerce Bancshares Inc/MO	2,850	190	NewMarket Corp	45	18
Cullen/Frost Bankers Inc	1,775	196	Olin Corp	5,305	157
			Platform Specialty Products Corp (a)	3,801	47
East West Bancorp Inc	3,981	258
Fifth Third Bancorp	30,440	901	PPG Industries Inc	7,306	808
First Citizens BancShares Inc/NC	278	113	Praxair Inc	1,359	228
First Hawaiian Inc	2,221	63	RPM International Inc	3,190	205
First Horizon National Corp	9,798	175	Sherwin-Williams Co/The	46,465	20,478
			Univar Inc (a)	3,197	88
First Republic Bank/CA	3,336	330
FNB Corp/PA	10,199	131	Valvoline Inc	5,790	131

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Chemicals (continued)			Diversified Financial Services (continued)
Westlake Chemical Corp	297	$32	Nasdaq Inc	3,424	$313
WR Grace & Co	606	45	Navient Corp	8,964	119
		$83,063	OneMain Holdings Inc (a)	2,696	90
Commercial Services - 0.58%			Raymond James Financial Inc	2,754	252
AMERCO	210	79	Santander Consumer USA Holdings Inc	4,166	80
Aramark	6,838	275	SLM Corp (a)	13,765	155
Booz Allen Hamilton Holding Corp	196,399	9,284	Synchrony Financial	23,786	688
Bright Horizons Family Solutions Inc (a)	398	43	T Rowe Price Group Inc	344	41
CoreLogic Inc/United States (a)	971	47			$48,524
Ecolab Inc	4,251	598	Electric - 4.65%
Equifax Inc	1,809	227	AES Corp/VA	20,262	271
Euronet Worldwide Inc (a)	717	66	ALLETE Inc	132,055	10,238
Graham Holdings Co	159	89	Alliant Energy Corp	6,634	285
H&R Block Inc	5,584	140	Ameren Corp	7,101	441
IHS Markit Ltd (a)	12,250	650	American Electric Power Co Inc	15,615	1,111
ManpowerGroup Inc	1,867	174	Avangrid Inc	2,024	101
Nielsen Holdings PLC	9,911	233	CenterPoint Energy Inc	12,841	366
Quanta Services Inc (a)	3,245	111	CMS Energy Corp	386,737	18,694
Sabre Corp	1,558	38	Consolidated Edison Inc	10,684	843
Service Corp International/US	3,218	127	Dominion Energy Inc	141,399	10,140
Western Union Co/The	9,377	189	DTE Energy Co	6,326	687
Worldpay Inc (a)	5,528	454	Duke Energy Corp	20,942	1,709
		$12,824	Edison International	11,015	734
Computers - 1.12%			Entergy Corp	5,295	430
Amdocs Ltd	290,056	19,602	Evergy Inc	5,630	316
Cognizant Technology Solutions Corp	2,569	209	Eversource Energy	6,583	400
Conduent Inc (a)	5,505	99	Exelon Corp	265,918	11,302
Dell Technologies Inc Class V (a)	6,356	588	FirstEnergy Corp	18,150	643
DXC Technology Co	9,298	788	Hawaiian Electric Industries Inc	3,766	132
Genpact Ltd	2,717	83	MDU Resources Group Inc	6,212	180
Hewlett Packard Enterprise Co	32,293	499	NextEra Energy Inc	116,776	19,565
HP Inc	59,160	1,365	NRG Energy Inc	9,474	300
International Business Machines Corp	5,373	779	OGE Energy Corp	6,201	225
Leidos Holdings Inc	4,010	274	PG&E Corp	18,502	797
Teradata Corp (a)	1,039	40	Pinnacle West Capital Corp	3,357	270
Western Digital Corp	6,232	437	PPL Corp	14,566	419
		$24,763	Public Service Enterprise Group Inc	16,989	876
Consumer Products - 0.03%			SCANA Corp	4,585	183
Church & Dwight Co Inc	1,260	70	Sempra Energy	5,499	636
Clorox Co/The	351	48	Southern Co/The	21,069	1,024
Kimberly-Clark Corp	4,539	517	Vistra Energy Corp (a)	12,350	279
		$635	WEC Energy Group Inc	282,929	18,778
Cosmetics & Personal Care - 1.13%			Xcel Energy Inc	17,570	823
Colgate-Palmolive Co	285,656	19,142			$103,198
Procter & Gamble Co/The	73,158	5,917	Electrical Components & Equipment - 0.06%
		$25,059	Acuity Brands Inc	1,174	163
Distribution & Wholesale - 0.03%			AMETEK Inc	6,540	509
HD Supply Holdings Inc (a)	4,003	176	Emerson Electric Co	6,252	452
KAR Auction Services Inc	580	35	Energizer Holdings Inc	878	56
LKQ Corp (a)	7,615	255	Hubbell Inc	525	65
Watsco Inc	252	43	Littelfuse Inc	220	47
WESCO International Inc (a)	1,558	95			$1,292
		$604	Electronics - 1.06%
Diversified Financial Services - 2.19%			ADT Inc	4,143	37
Affiliated Managers Group Inc	1,572	252	Agilent Technologies Inc	6,705	443
Air Lease Corp	2,685	118	Allegion PLC	630	51
			Arrow Electronics Inc (a)	2,597	197
Ally Financial Inc	12,641	338
American Express Co	228,127	22,703	Avnet Inc	3,467	152
			Coherent Inc (a)	275	44
Ameriprise Financial Inc	2,516	367
BGC Partners Inc	8,115	87	Corning Inc	17,004	564
BlackRock Inc	2,563	1,289	FLIR Systems Inc	3,805	223
CME Group Inc	6,434	1,024	Fortive Corp	2,054	169
Credit Acceptance Corp (a)	92	35	Garmin Ltd	3,516	220
Discover Financial Services	10,103	722	Gentex Corp	3,446	80
E*TRADE Financial Corp (a)	11,184	669	Honeywell International Inc	125,598	20,052
Franklin Resources Inc	9,065	311	Jabil Inc	5,231	147
			Keysight Technologies Inc (a)	5,577	323
Interactive Brokers Group Inc - A Shares	576	35
Intercontinental Exchange Inc	245,861	18,171	National Instruments Corp	815	36
Invesco Ltd	11,496	310	PerkinElmer Inc	3,183	252
			Sensata Technologies Holding PLC (a)	2,417	131
Jefferies Financial Group Inc	8,995	218	Trimble Inc (a)	7,259	256
Lazard Ltd	789	43	Waters Corp (a)	116	23
Legg Mason Inc	2,758	94
					$23,400

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Energy - Alternate Sources - 0.01%			Healthcare - Products (continued)
First Solar Inc (a)	2,617	$137	Thermo Fisher Scientific Inc	11,668	$2,736
			West Pharmaceutical Services Inc	1,608	176
Engineering & Construction - 0.02%			Zimmer Biomet Holdings Inc	4,235	532
AECOM (a)	4,680	157			$113,468
Jacobs Engineering Group Inc	3,832	259	Healthcare - Services - 2.20%
nVent Electric PLC	5,005	137	Acadia Healthcare Co Inc (a)	2,598	102
		$553	Aetna Inc	7,187	1,354
Entertainment - 0.02%			Anthem Inc	90,968	23,015
Cinemark Holdings Inc	3,438	124	Catalent Inc (a)	3,148	131
Dolby Laboratories Inc	1,978	127	Centene Corp (a)	3,143	410
International Game Technology PLC	3,516	89	Charles River Laboratories International Inc	474	59
Lions Gate Entertainment Corp - A shares	2,226	53	(a)
Lions Gate Entertainment Corp - B shares	3,515	80	Cigna Corp	5,643	1,012
		$473	DaVita Inc (a)	1,929	135
Environmental Control - 0.05%			Envision Healthcare Corp (a)	2,864	127
Clean Harbors Inc (a)	1,562	89	HCA Healthcare Inc	5,052	628
Republic Services Inc	6,758	490	Humana Inc	1,243	390
Stericycle Inc (a)	2,322	162	IQVIA Holdings Inc (a)	6,911	843
Waste Management Inc	3,031	273	Laboratory Corp of America Holdings (a)	4,270	749
		$1,014	MEDNAX Inc (a)	2,802	120
Food - 1.91%			Molina Healthcare Inc (a)	420	44
Campbell Soup Co	1,871	77	Quest Diagnostics Inc	6,400	689
Conagra Brands Inc	10,824	397	UnitedHealth Group Inc	73,995	18,737
Flowers Foods Inc	5,815	119	Universal Health Services Inc	2,447	299
General Mills Inc	361,996	16,673	WellCare Health Plans Inc (a)	145	39
Hershey Co/The	539	53			$48,883
Hormel Foods Corp	532,914	19,169	Holding Companies - Diversified - 0.00%
Ingredion Inc	2,143	217	Spectrum Brands Holdings Inc	724	63
JM Smucker Co/The	3,200	356
Kellogg Co	2,580	183	Home Builders - 0.03%
Kraft Heinz Co/The	12,538	755	DR Horton Inc	4,468	195
Kroger Co/The	34,590	1,003	Lennar Corp - A Shares	3,873	203
Lamb Weston Holdings Inc	4,133	290	Lennar Corp - B Shares	719	31
McCormick & Co Inc/MD	3,232	380	PulteGroup Inc	5,680	162
Mondelez International Inc	30,140	1,307	Thor Industries Inc	438	42
Pilgrim's Pride Corp (a)	2,459	44	Toll Brothers Inc	2,593	91
Pinnacle Foods Inc	3,489	232			$724
Post Holdings Inc (a)	886	77	Home Furnishings - 0.02%
Seaboard Corp	11	40	Leggett & Platt Inc	3,836	167
Tyson Foods Inc	12,857	741	Whirlpool Corp	2,005	263
US Foods Holding Corp (a)	6,026	204			$430
		$42,317	Insurance - 4.23%
Forest Products & Paper - 0.03%			Aflac Inc	29,066	1,353
Domtar Corp	2,215	107	Alleghany Corp	389	245
International Paper Co	12,150	653	Allstate Corp/The	13,328	1,268
		$760	American Financial Group Inc/OH	2,200	248
Gas - 0.04%			American International Group Inc	435,450	24,041
Atmos Energy Corp	3,143	289	American National Insurance Co	408	53
National Fuel Gas Co	2,479	133	Arch Capital Group Ltd (a)	9,521	291
UGI Corp	5,252	279	Arthur J Gallagher & Co	249,835	17,826
Vectren Corp	2,443	175	Assurant Inc	1,573	174
		$876	Assured Guaranty Ltd	3,660	142
Hand & Machine Tools - 0.04%			Athene Holding Ltd (a)	4,879	224
Regal Beloit Corp	1,404	121	Axis Capital Holdings Ltd	2,325	132
Snap-on Inc	1,630	276	Berkshire Hathaway Inc - Class B (a)	35,241	6,973
Stanley Black & Decker Inc	3,212	480	Brighthouse Financial Inc (a)	2,952	128
		$877	Brown & Brown Inc	6,638	194
Healthcare - Products - 5.12%			Chubb Ltd	133,343	18,630
Abbott Laboratories	405,862	26,600	CNA Financial Corp	1,348	63
Baxter International Inc	16,308	1,182	Erie Indemnity Co	226	28
Becton Dickinson and Co	91,237	22,843	Everest Re Group Ltd	726	159
Boston Scientific Corp (a)	17,026	572	Fidelity National Financial Inc	7,637	309
Bruker Corp	2,091	68	First American Financial Corp	3,349	188
Cooper Cos Inc/The	1,148	299	Hanover Insurance Group Inc/The	1,358	170
Danaher Corp	20,038	2,056	Hartford Financial Services Group Inc/The	7,433	392
DENTSPLY SIRONA Inc	6,273	302	Lincoln National Corp	6,295	429
Henry Schein Inc (a)	3,688	293	Loews Corp	8,141	413
Hill-Rom Holdings Inc	780	73	Markel Corp (a)	257	301
Integra LifeSciences Holdings Corp (a)	684	43	Marsh & McLennan Cos Inc	5,625	469
Medtronic PLC	608,426	54,899	MetLife Inc	31,415	1,437
QIAGEN NV (a)	6,288	227	Old Republic International Corp	8,770	187
STERIS PLC	2,432	278	Prudential Financial Inc	15,194	1,533
Teleflex Inc	1,061	289	Reinsurance Group of America Inc	1,918	271

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)			Media (continued)
RenaissanceRe Holdings Ltd	1,116	$147	Walt Disney Co/The	101,876	$11,569
Torchmark Corp	3,157	278			$64,366
Travelers Cos Inc/The	4,520	588	Metal Fabrication & Hardware - 0.01%
Unum Group	6,227	247	Timken Co/The	2,058	101
Voya Financial Inc	4,795	242	Valmont Industries Inc	655	92
White Mountains Insurance Group Ltd	92	84			$193
Willis Towers Watson PLC	2,743	437	Mining - 0.08%
WR Berkley Corp	2,850	216	Alcoa Corp (a)	5,627	243
XL Group Ltd	236,405	13,293	Freeport-McMoRan Inc	46,633	769
		$93,803	Newmont Mining Corp	17,254	633
Internet - 0.92%			Royal Gold Inc	1,118	95
Alphabet Inc - A Shares (a)	15,771	19,355			$1,740
eBay Inc (a)	15,233	510	Miscellaneous Manufacturers - 1.13%
FireEye Inc (a)	1,892	29	3M Co	1,981	421
Symantec Corp	16,981	343	AptarGroup Inc	1,827	187
Zillow Group Inc - A Shares (a)	493	28	Carlisle Cos Inc	1,757	216
Zillow Group Inc - C Shares (a)	895	50	Crane Co	1,565	142
		$20,315	Donaldson Co Inc	491	23
Iron & Steel - 0.06%			Dover Corp	4,307	357
Nucor Corp	10,457	700	Eaton Corp PLC	13,177	1,096
Reliance Steel & Aluminum Co	2,164	195	General Electric Co	1,506,867	20,538
Steel Dynamics Inc	5,741	270	Hexcel Corp	2,209	153
United States Steel Corp	5,462	199	Ingersoll-Rand PLC	4,114	405
		$1,364	ITT Inc	2,628	149
Leisure Products & Services - 0.09%			Parker-Hannifin Corp	3,508	593
Brunswick Corp/DE	2,487	160	Textron Inc	7,269	496
Carnival Corp	12,104	717	Trinity Industries Inc	4,421	169
Harley-Davidson Inc	5,029	216			$24,945
Norwegian Cruise Line Holdings Ltd (a)	5,898	295	Oil & Gas - 9.99%
Royal Caribbean Cruises Ltd	5,300	597	Anadarko Petroleum Corp	12,474	912
		$1,985	Andeavor	5,484	823
Lodging - 0.04%			Antero Resources Corp (a)	4,034	83
Extended Stay America Inc	3,267	69	Apache Corp	7,444	342
Hyatt Hotels Corp	1,519	119	BP PLC ADR	563,480	25,407
Las Vegas Sands Corp	4,949	356	Cabot Oil & Gas Corp	3,442	81
MGM Resorts International	9,836	309	Centennial Resource Development Inc/DE (a)	5,224	94
		$853	Chesapeake Energy Corp (a)	27,573	130
Machinery - Construction & Mining - 0.02%			Chevron Corp	358,692	45,292
Caterpillar Inc	1,950	281	Cimarex Energy Co	2,423	239
Oshkosh Corp	2,211	166	CNX Resources Corp (a)	6,965	113
Terex Corp	2,310	102	Concho Resources Inc (a)	3,716	542
		$549	ConocoPhillips	435,357	31,420
Machinery - Diversified - 0.09%			Continental Resources Inc/OK (a)	1,603	102
AGCO Corp	1,985	125	Devon Energy Corp	10,823	487
Cummins Inc	2,028	290	Diamondback Energy Inc	143,442	18,927
Gardner Denver Holdings Inc (a)	2,537	73	Energen Corp (a)	2,732	203
Gates Industrial Corp PLC (a)	1,997	31	EOG Resources Inc	158,620	20,453
IDEX Corp	274	42	Extraction Oil & Gas Inc (a)	3,364	51
Nordson Corp	234	31	Exxon Mobil Corp	118,722	9,677
Pentair PLC	4,763	213	Helmerich & Payne Inc	3,239	199
Roper Technologies Inc	2,644	798	Hess Corp	5,509	362
Wabtec Corp/DE	1,596	176	HollyFrontier Corp	4,774	356
Xylem Inc/NY	2,432	186	Kosmos Energy Ltd (a)	7,292	55
		$1,965	Marathon Oil Corp	34,470	728
Media - 2.90%			Marathon Petroleum Corp	15,650	1,265
Charter Communications Inc (a)	1,094	333	Murphy Oil Corp	5,149	171
Comcast Corp - Class A	1,371,335	49,066	Nabors Industries Ltd	10,814	65
Discovery Inc - A Shares (a)	4,548	121	Newfield Exploration Co (a)	4,097	118
Discovery Inc - C Shares (a)	10,327	254	Noble Energy Inc	9,978	360
DISH Network Corp (a)	6,814	215	Occidental Petroleum Corp	283,044	23,756
			Parsley Energy Inc (a)	2,545	80
John Wiley & Sons Inc	1,627	103
Liberty Media Corp-Liberty SiriusXM - A	2,571	121	Patterson-UTI Energy Inc	6,981	120
Shares (a)			PBF Energy Inc	3,607	168
Liberty Media Corp-Liberty SiriusXM - C	4,888	231	Phillips 66	287,875	35,507
Shares (a)			Pioneer Natural Resources Co	1,582	299
			QEP Resources Inc (a)	8,431	88
News Corp - A Shares	12,095	182
News Corp - B Shares	4,868	75	Range Resources Corp	6,113	94
Tribune Media Co	2,930	99	SM Energy Co	3,834	105
			Transocean Ltd (a)	12,860	166
Twenty-First Century Fox Inc - A Shares	21,712	977
Twenty-First Century Fox Inc - B Shares	15,233	677	Valero Energy Corp	13,849	1,639
			Whiting Petroleum Corp (a)	2,913	145
Viacom Inc - A Shares	1,041	36	WPX Energy Inc (a)	11,840	222
Viacom Inc - B Shares	10,575	307
					$221,446

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Oil & Gas Services - 1.46%			REITs (continued)
Apergy Corp (a)	2,337	$96	EPR Properties	2,309	$154
Baker Hughes a GE Co	11,874	411	Equity Commonwealth (a)	3,939	127
Halliburton Co	252,145	10,696	Equity Residential	11,548	756
National Oilwell Varco Inc	7,943	386	Essex Property Trust Inc	1,368	329
RPC Inc	1,995	30	Extra Space Storage Inc	680	64
Schlumberger Ltd	306,566	20,699	Federal Realty Investment Trust	2,123	266
		$32,318	Forest City Realty Trust Inc	6,823	170
Packaging & Containers - 0.07%			Gaming and Leisure Properties Inc	4,274	155
Ardagh Group SA	1,712	27	GGP Inc	17,464	372
Ball Corp	9,802	382	Highwoods Properties Inc	3,285	161
Bemis Co Inc	2,843	130	Hospitality Properties Trust	5,313	150
Berry Global Group Inc (a)	2,202	108	Host Hotels & Resorts Inc	27,090	567
Graphic Packaging Holding Co	8,174	119	Hudson Pacific Properties Inc	4,356	149
Owens-Illinois Inc (a)	5,611	105	Invitation Homes Inc	8,417	195
Silgan Holdings Inc	2,184	60	Iron Mountain Inc	8,160	286
Sonoco Products Co	3,078	172	Kilroy Realty Corp	2,935	214
WestRock Co	7,351	426	Kimco Realty Corp	11,960	200
		$1,529	Lamar Advertising Co	568	42
Pharmaceuticals - 8.49%			Liberty Property Trust	4,603	197
Agios Pharmaceuticals Inc (a)	102	9	Life Storage Inc	1,450	139
Allergan PLC	7,052	1,298	Medical Properties Trust Inc	11,602	167
Bristol-Myers Squibb Co	15,929	936	MFA Financial Inc	13,919	112
Cardinal Health Inc	231,423	11,560	Mid-America Apartment Communities Inc	3,210	324
CVS Health Corp	629,518	40,831	National Retail Properties Inc	4,706	210
Eli Lilly & Co	13,279	1,312	New Residential Investment Corp	10,550	189
Express Scripts Holding Co (a)	216,161	17,176	Omega Healthcare Investors Inc	5,238	156
Herbalife Nutrition Ltd (a)	2,894	149	Outfront Media Inc	4,958	105
Jazz Pharmaceuticals PLC (a)	203	35	Paramount Group Inc	6,628	102
Johnson & Johnson	414,345	54,909	Park Hotels & Resorts Inc	6,299	197
McKesson Corp	3,756	472	Prologis Inc	16,728	1,098
Merck & Co Inc	196,716	12,958	Public Storage	95,774	20,862
Mylan NV (a)	10,674	398	Rayonier Inc	4,206	147
Perrigo Co PLC	3,675	296	Realty Income Corp	5,912	330
Pfizer Inc	813,718	32,491	Regency Centers Corp	4,488	286
Premier Inc (a)	1,298	49	Retail Properties of America Inc	7,540	95
Sanofi ADR	309,018	13,399	Senior Housing Properties Trust	7,611	136
		$188,278	Simon Property Group Inc	118,023	20,797
Pipelines - 0.09%			SL Green Realty Corp	2,435	251
Cheniere Energy Inc (a)	2,054	130	Spirit Realty Capital Inc	14,068	118
Kinder Morgan Inc/DE	39,468	702	Starwood Property Trust Inc	8,108	185
ONEOK Inc	4,993	352	STORE Capital Corp	5,776	159
Targa Resources Corp	6,295	321	Sun Communities Inc	2,322	225
Williams Cos Inc/The	17,230	513	Two Harbors Investment Corp	6,276	97
		$2,018	UDR Inc	7,618	293
Real Estate - 0.03%			Uniti Group Inc	5,196	92
CBRE Group Inc (a)	5,045	251	Ventas Inc	7,401	417
Howard Hughes Corp/The (a)	701	95	VEREIT Inc	28,672	219
			VICI Properties Inc (b)	8,542	174
Jones Lang LaSalle Inc	1,393	238
Realogy Holdings Corp	4,241	93	Vornado Realty Trust	4,805	346
		$677	Weingarten Realty Investors	4,031	122
REITs - 2.69%			Welltower Inc	7,741	485
AGNC Investment Corp	12,956	252	Weyerhaeuser Co	24,949	853
Alexandria Real Estate Equities Inc	2,704	345	WP Carey Inc	3,225	211
American Homes 4 Rent	7,563	167			$59,578
Annaly Capital Management Inc	34,070	365	Retail - 4.91%
Apartment Investment & Management Co	4,763	203	Advance Auto Parts Inc	71,415	10,086
			AutoNation Inc (a)	2,018	98
Apple Hospitality REIT Inc	7,319	132	AutoZone Inc (a)	202	143
AvalonBay Communities Inc	4,435	784
Boston Properties Inc	3,212	403	Best Buy Co Inc	6,141	461
			CarMax Inc (a)	2,016	151
Brandywine Realty Trust	6,260	103
Brixmor Property Group Inc	8,921	158	Casey's General Stores Inc	1,178	129
Camden Property Trust	2,646	245	Darden Restaurants Inc	1,844	197
Chimera Investment Corp	6,462	123	Dick's Sporting Goods Inc	2,840	97
Columbia Property Trust Inc	3,796	88	Dollar General Corp	320,935	31,500
			Dollar Tree Inc (a)	6,213	567
Corporate Office Properties Trust	3,189	95
Crown Castle International Corp	2,119	235	Foot Locker Inc	3,667	179
CubeSmart	5,674	172	Gap Inc/The	6,347	192
CyrusOne Inc	2,787	173	Genuine Parts Co	4,121	401
DCT Industrial Trust Inc	2,907	194	Home Depot Inc/The	98,600	19,475
Digital Realty Trust Inc	4,272	519	Kohl's Corp	4,931	364
Douglas Emmett Inc	4,807	187	L Brands Inc	5,533	175
Duke Realty Corp	10,484	305	Lowe's Cos Inc	332,046	32,985
Empire State Realty Trust Inc	4,649	77	Macy's Inc	9,068	360
			McDonald's Corp	13,182	2,077

See accompanying notes.

Schedule of Investments LargeCap Value Fund III July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Transportation - 1.85%
Michaels Cos Inc/The (a)	3,779	$77	CSX Corp	13,739	$971
MSC Industrial Direct Co Inc	886	75	FedEx Corp	72,550	17,838
Nu Skin Enterprises Inc	1,222	89	Genesee & Wyoming Inc (a)	1,508	130
Penske Automotive Group Inc	1,506	79	Kansas City Southern	2,961	344
Qurate Retail Inc (a)	12,935	275	Kirby Corp (a)	1,764	147
Tapestry Inc	6,733	317	Knight-Swift Transportation Holdings Inc	3,694	120
Target Corp	15,904	1,283	Norfolk Southern Corp	8,429	1,425
Tiffany & Co	2,964	408	Ryder System Inc	1,498	117
Walgreens Boots Alliance Inc	28,185	1,906	Schneider National Inc	1,785	47
Walmart Inc	43,049	3,841	Union Pacific Corp	132,461	19,854
Williams-Sonoma Inc	2,146	126			$40,993
Yum China Holdings Inc	7,049	254	Water - 0.01%
Yum! Brands Inc	7,031	557	American Water Works Co Inc	3,706	327
		$108,924
Savings & Loans - 0.02%			TOTAL COMMON STOCKS		$2,148,588
New York Community Bancorp Inc	14,512	156	INVESTMENT COMPANIES - 3.09%	Shares Held	Value (000's)
People's United Financial Inc	10,572	193	Money Market Funds - 3.09%
		$349	Principal Government Money Market Fund	68,592,268	68,592
Semiconductors - 3.62%			1.76%(c),(d)
Analog Devices Inc	11,906	1,145
Broadcom Inc	78,496	17,408	TOTAL INVESTMENT COMPANIES		$68,592
Cypress Semiconductor Corp	4,367	78	Total Investments		$2,217,180
Intel Corp	134,767	6,482	Other Assets and Liabilities - 0.00%		$35
Lam Research Corp	44,245	8,435	TOTAL NET ASSETS - 100.00%		$2,217,215
Marvell Technology Group Ltd	12,191	260
Micron Technology Inc (a)	13,070	690
NXP Semiconductors NV (a)	6,774	646	(a) Non-income producing security
Qorvo Inc (a)	3,649	298	(b)		Restricted Security. Please see Restricted Security Sub-Schedule for more
QUALCOMM Inc	376,354	24,121	information.
Skyworks Solutions Inc	1,103	104	(c)		Affiliated Security. Security is either an affiliate (and registered under the
Teradyne Inc	4,914	212	Investment Company Act of 1940) or an affiliate as defined by the
Texas Instruments Inc	182,805	20,350	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
		$80,229	outstanding voting shares of the security). Please see affiliated sub-
Shipbuilding - 0.00%			schedule for transactional information.
Huntington Ingalls Industries Inc	229	53	(d) Current yield shown is as of period end.

Software - 4.13%
Akamai Technologies Inc (a)	386	29
Aspen Technology Inc (a)	192	18	Portfolio Summary (unaudited)
Autodesk Inc (a)	729	94	Sector		Percent
CA Inc	8,757	387	Financial		23.16%
Cerner Corp (a)	3,643	226	Consumer, Non-cyclical		22.32%
Dun & Bradstreet Corp/The	736	93	Energy		11.55%
Fidelity National Information Services Inc	9,152	944	Industrial		10.03%
Microsoft Corp	392,577	41,645	Technology		8.87%
Oracle Corp	996,247	47,501	Communications		6.88%
SS&C Technologies Holdings Inc	529	28	Consumer, Cyclical		5.48%
Synopsys Inc (a)	3,739	334	Utilities		4.70%
Take-Two Interactive Software Inc (a)	1,292	146	Basic Materials		3.92%
Zynga Inc (a)	22,531	85	Investment Companies		3.09%
		$91,530	Diversified		0.00%
Telecommunications - 3.04%			Other Assets and Liabilities		0.00%
ARRIS International PLC (a)	5,384	136	TOTAL NET ASSETS		100.00%
AT&T Inc	1,123,125	35,906
CenturyLink Inc	19,884	373
Cisco Systems Inc	139,426	5,896
EchoStar Corp (a)	1,511	68
Juniper Networks Inc	10,130	267
LogMeIn Inc	489	39
Motorola Solutions Inc	152,082	18,448
Sprint Corp (a)	17,982	98
Telephone & Data Systems Inc	2,671	67
T-Mobile US Inc (a)	2,218	133
United States Cellular Corp (a)	398	14
Verizon Communications Inc	115,253	5,952
		$67,397
Textiles - 0.01%
Mohawk Industries Inc (a)	1,740	328

Toys, Games & Hobbies - 0.00%
Hasbro Inc	803	80

See accompanying notes.

Schedule of Investments
LargeCap Value Fund III
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases			Sales		July 31, 2018
	Value			Cost		Proceeds		Value
Principal Government Money Market Fund 1.76%		$—		$649,374		$580,782		$68,592
		$—		$649,374		$580,782		$68,592

		Realized Gain/Loss			Realized Gain from			Change in Unrealized
	Income	on Investments		Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 1.76%	$745		$—				$—	$—
	$745		$—				$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date			Cost			Value	Percent of Net Assets
VICI Properties Inc	4/9/2018-7/16/2018				$160		$174	0.01%
Total							$174	0.01%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; September 2018	Long	83		$11,691				$102
Total								$102

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Fund July 31, 2018 (unaudited)

COMMON STOCKS - 99.62%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.33%			Machinery - Diversified - 2.17%
HEICO Corp - Class A	327,530	$21,208	Cognex Corp	72,841	$3,845
TransDigm Group Inc	1,823,689	684,868	Roper Technologies Inc	1,155,711	348,909
		$706,076			$352,754
Banks - 2.46%			Media - 4.92%
First Republic Bank/CA	2,977,225	294,329	Liberty Broadband Corp - A Shares (a)	710,783	56,394
M&T Bank Corp	618,028	107,135	Liberty Broadband Corp - C Shares (a)	1,393,044	110,705
		$401,464	Liberty Global PLC - A Shares (a)	553,213	15,617
Beverages - 0.38%			Liberty Global PLC - C Shares (a)	6,695,552	181,717
Brown-Forman Corp - B Shares	1,171,071	62,324	Liberty Media Corp-Liberty Braves - A Shares	148,589	3,819
			(a)

Building Materials - 3.04%			Liberty Media Corp-Liberty Braves - C Shares	634,533	16,352
			(a)
Martin Marietta Materials Inc	1,488,523	296,841
Vulcan Materials Co	1,763,872	197,554	Liberty Media Corp-Liberty Formula One - A	583,630	19,558
		$494,395	Shares (a)
Chemicals - 2.73%			Liberty Media Corp-Liberty Formula One - C	5,162,699	181,985
Air Products & Chemicals Inc	1,532,894	251,655	Shares (a)
Sherwin-Williams Co/The	438,803	193,394	Liberty Media Corp-Liberty SiriusXM - A	1,106,755	52,172
			Shares (a)
		$445,049
			Liberty Media Corp-Liberty SiriusXM - C	3,465,336	163,668
Commercial Services - 12.56%			Shares (a)
AMERCO	304,002	114,633
Brookfield Business Partners LP	469,135	18,446			$801,987
Gartner Inc (a)	3,355,213	454,397	Miscellaneous Manufacturers - 1.25%
IHS Markit Ltd (a)	5,530,305	293,272	Colfax Corp (a),(b)	6,317,991	204,071
Moody's Corp	1,644,545	281,415
S&P Global Inc	1,554,512	311,586	Private Equity - 7.82%
TransUnion	3,763,133	272,451	Brookfield Asset Management Inc	17,882,107	753,910
Verisk Analytics Inc (a)	2,716,481	300,497	Kennedy-Wilson Holdings Inc	5,806,247	121,350
		$2,046,697	KKR & Co Inc	7,340,080	200,971
Distribution & Wholesale - 1.63%			Onex Corp	2,640,329	196,863
Fastenal Co	1,479,863	84,249			$1,273,094
HD Supply Holdings Inc (a)	1,819,913	80,040	Real Estate - 3.21%
KAR Auction Services Inc	1,688,301	100,369	Brookfield Property Partners LP	2,352,782	47,761
			CBRE Group Inc (a)	6,613,839	329,369
		$264,658	Howard Hughes Corp/The (a)	1,077,860	146,104
Electric - 2.23%
Brookfield Infrastructure Partners LP	7,258,227	297,152			$523,234
Brookfield Renewable Partners LP	2,154,178	65,401	REITs - 5.15%
		$362,553	Equinix Inc	434,665	190,940
			Forest City Realty Trust Inc	1,933,227	48,273
Electronics - 1.11%			SBA Communications Corp (a)	3,785,115	598,994
Mettler-Toledo International Inc (a)	306,445	181,572
					$838,207
Entertainment - 1.78%			Retail - 13.96%
Live Nation Entertainment Inc (a)	3,273,244	161,305	CarMax Inc (a)	6,769,950	505,580
			Copart Inc (a)	4,733,168	271,636
Vail Resorts Inc	466,150	129,063
		$290,368	Dollar General Corp	1,787,414	175,435
			O'Reilly Automotive Inc (a)	1,815,915	555,670
Healthcare - Products - 1.45%
DENTSPLY SIRONA Inc	4,616,480	222,099	Restaurant Brands International Inc	7,639,627	482,290
IDEXX Laboratories Inc (a)	55,109	13,498	Ross Stores Inc	3,251,619	284,289
		$235,597			$2,274,900
Home Builders - 1.36%			Semiconductors - 1.57%
Lennar Corp - A Shares	2,700,398	141,150	Microchip Technology Inc	2,735,097	255,540
Lennar Corp - B Shares	38,541	1,665
NVR Inc (a)	28,395	78,354	Software - 6.37%
			ANSYS Inc (a)	1,049,641	177,263
		$221,169	Autodesk Inc (a)	2,412,983	309,924
Insurance - 11.04%			Black Knight Inc (a)	6,050,808	312,524
Aon PLC	1,909,493	274,108	CDK Global Inc	1,685,811	105,279
Arch Capital Group Ltd (a)	7,348,390	224,567
			MSCI Inc	589,077	97,899
Brown & Brown Inc	6,524,984	190,921	RealPage Inc (a)	638,296	35,170
Fidelity National Financial Inc	8,857,402	358,725
Markel Corp (a)	467,977	547,533			$1,038,059
Progressive Corp/The	3,353,211	201,226	Telecommunications - 1.51%
			EchoStar Corp (a)	618,792	27,840
Trisura Group Ltd (a)	102,584	2,206
			GCI Liberty Inc (a)	2,466,659	118,671
		$1,799,286	Motorola Solutions Inc	817,793	99,198
Internet - 2.83%
Liberty Expedia Holdings Inc (a)	1,045,758	50,374			$245,709
VeriSign Inc (a)	2,279,453	331,045	Textiles - 0.98%
			Mohawk Industries Inc (a)	844,301	159,032
Wix.com Ltd (a)	842,928	80,078

		$461,497	TOTAL COMMON STOCKS		$16,229,543
Lodging - 1.78%
Hilton Worldwide Holdings Inc	3,560,218	280,047
Hyatt Hotels Corp	130,443	10,204
		$290,251

See accompanying notes.

		Schedule of Investments
		MidCap Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.27%	Shares Held	Value(000	's)
Money Market Funds - 0.27%
Principal Government Money Market Fund	43,684,020	$43,684
1.76%(b),(c)

TOTAL INVESTMENT COMPANIES		$43,684
Total Investments		$16,273,227
Other Assets and Liabilities - 0.11%		$18,002
TOTAL NET ASSETS - 100.00%		$16,291,229

(a) Non-income producing security
(b)		Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		29.68%
Consumer, Cyclical		21.49%
Consumer, Non-cyclical		14.39%
Industrial		11.90%
Communications		9.26%
Technology		7.94%
Basic Materials		2.73%
Utilities		2.23%
Investment Companies		0.27%
Other Assets and Liabilities		0.11%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2017		Purchases	Sales	July 31, 2018
		Value		Cost	Proceeds	Value
Colfax Corp		$265,848		$521	$2,533	$204,071
Principal Government Money Market Fund 1.76%		—		401,260	357,576	43,684
		$265,848		$401,781	$360,109	$247,755

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Colfax Corp	$—	$(2,000)	$—	$(57,765)
Principal Government Money Market Fund 1.76%	53	—	—	—
	$53	$(2,000)	$—	$(57,765)
Amounts in thousands

See accompanying notes.

Schedule of Investments MidCap Growth Fund July 31, 2018 (unaudited)

COMMON STOCKS - 98.42%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Apparel - 3.06%			Machinery - Diversified (continued)
PVH Corp	22,755	$3,493	Wabtec Corp/DE	31,667	$3,494
VF Corp	25,542	2,352			$6,061
		$5,845	Mining - 1.34%
Automobile Parts & Equipment - 2.12%			Constellium NV (a)	195,477	2,561
Aptiv PLC	41,349	4,055
			Miscellaneous Manufacturers - 2.06%
Banks - 3.37%			Textron Inc	57,625	3,934
SVB Financial Group (a)	9,457	2,912
Zions Bancorporation	68,009	3,516	Office & Business Equipment - 1.55%
		$6,428	Zebra Technologies Corp (a)	21,515	2,967
Biotechnology - 2.59%
Illumina Inc (a)	15,224	4,938	Oil & Gas - 2.87%
			Callon Petroleum Co (a)	200,183	2,154
Chemicals - 1.01%			Diamondback Energy Inc	25,170	3,321
Celanese Corp	16,324	1,928			$5,475
			Pharmaceuticals - 5.00%
Commercial Services - 15.41%			Aerie Pharmaceuticals Inc (a)	58,277	3,937
CoStar Group Inc (a)	8,529	3,547	DexCom Inc (a)	29,098	2,768
Equifax Inc	18,511	2,323	Neurocrine Biosciences Inc (a)	28,252	2,839
Global Payments Inc	16,712	1,881			$9,544
Green Dot Corp (a)	24,134	1,914	Retail - 6.51%
Moody's Corp	11,047	1,890	Advance Auto Parts Inc	20,816	2,940
Robert Half International Inc	48,290	3,659	At Home Group Inc (a)	78,800	2,858
Square Inc (a)	45,742	2,957	Ulta Beauty Inc (a)	14,231	3,478
TransUnion	76,777	5,559	Urban Outfitters Inc (a)	70,900	3,148
Weight Watchers International Inc (a)	28,325	2,536			$12,424
WEX Inc (a)	16,559	3,143	Semiconductors - 3.19%
		$29,409	Microchip Technology Inc	28,217	2,636
Computers - 2.53%			Teradyne Inc	79,653	3,445
Logitech International SA	57,218	2,509			$6,081
Pure Storage Inc (a)	106,818	2,314	Software - 6.62%
		$4,823	2U Inc (a)	14,871	1,125
Distribution & Wholesale - 2.48%			Electronic Arts Inc (a)	16,824	2,166
G-III Apparel Group Ltd (a)	103,570	4,733	First Data Corp (a)	127,416	2,964
			ServiceNow Inc (a)	36,250	6,378
Diversified Financial Services - 2.00%					$12,633
E*TRADE Financial Corp (a)	63,826	3,817	Telecommunications - 1.19%
			Motorola Solutions Inc	18,700	2,268
Electrical Components & Equipment - 1.29%
AMETEK Inc	31,666	2,464	TOTAL COMMON STOCKS		$187,860
			INVESTMENT COMPANIES - 1.58%	Shares Held	Value (000's)
Electronics - 3.97%			Money Market Funds - 1.58%
FLIR Systems Inc	70,431	4,127	Principal Government Money Market Fund	3,021,862	3,022
Keysight Technologies Inc (a)	59,335	3,442	1.76%(b),(c)
		$7,569
Entertainment - 1.72%			TOTAL INVESTMENT COMPANIES		$3,022
Dolby Laboratories Inc	51,094	3,293	Total Investments		$190,882
			Other Assets and Liabilities - 0.00%		$(2)
Healthcare - Products - 6.03%			TOTAL NET ASSETS - 100.00%		$190,880
ABIOMED Inc (a)	2,400	851
Align Technology Inc (a)	10,715	3,821
IDEXX Laboratories Inc (a)	19,167	4,695
Insulet Corp (a)	25,743	2,141	(a) Non-income producing security
			(b)		Affiliated Security. Security is either an affiliate (and registered under the
		$11,508	Investment Company Act of 1940) or an affiliate as defined by the
Healthcare - Services - 5.83%			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Centene Corp (a)	38,883	5,068	outstanding voting shares of the security). Please see affiliated sub-
WellCare Health Plans Inc (a)	22,689	6,067	schedule for transactional information.
		$11,135	(c) Current yield shown is as of period end.
Insurance - 1.40%
Progressive Corp/The	44,641	2,679

Internet - 10.10%
Etsy Inc (a)	71,402	2,917
GrubHub Inc (a)	20,042	2,443
IAC/InterActiveCorp (a)	15,443	2,274
MercadoLibre Inc	8,104	2,779
Proofpoint Inc (a)	25,681	2,929
Twitter Inc (a)	66,794	2,129
Zendesk Inc (a)	70,076	3,817
		$19,288
Machinery - Diversified - 3.18%
Chart Industries Inc (a)	32,874	2,567

See accompanying notes.

Schedule of Investments
MidCap Growth Fund
July 31, 2018 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		34.86%
Consumer, Cyclical		15.89%
Technology		13.89%
Communications		11.29%
Industrial		10.50%
Financial		6.77%
Energy		2.87%
Basic Materials		2.35%
Investment Companies		1.58%
Other Assets and Liabilities		0.00%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$73,478	$70,456	$3,022
		$—		$73,478	$70,456	$3,022

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$26		$—		$—	$—
	$26		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
July 31, 2018 (unaudited)

COMMON STOCKS - 99.28%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.07%			Chemicals (continued)
Interpublic Group of Cos Inc/The	1,839	$42	NewMarket Corp	477	$195
Omnicom Group Inc	10,565	727	Platform Specialty Products Corp (a)	7,366	91
		$769	RPM International Inc	1,903	123
Aerospace & Defense - 0.72%			Sherwin-Williams Co/The	9,671	4,262
Curtiss-Wright Corp	396	53	Univar Inc (a)	241,617	6,642
Harris Corp	36,508	6,022	Versum Materials Inc	6,532	252
HEICO Corp	2,641	202	Westlake Chemical Corp	2,218	238
HEICO Corp - Class A	4,950	320	WR Grace & Co	3,099	229
Rockwell Collins Inc	1,031	143			$18,534
Spirit AeroSystems Holdings Inc	5,304	495	Commercial Services - 10.89%
TransDigm Group Inc	2,271	853	Booz Allen Hamilton Holding Corp	8,888	420
		$8,088	Bright Horizons Family Solutions Inc (a)	37,597	4,022
Apparel - 0.27%			Cintas Corp	41,626	8,511
Carter's Inc	2,997	314	CoreLogic Inc/United States (a)	3,776	184
Columbia Sportswear Co	587	51	CoStar Group Inc (a)	2,457	1,022
Hanesbrands Inc	16,818	374	Equifax Inc	1,520	191
Michael Kors Holdings Ltd (a)	6,711	448	Euronet Worldwide Inc (a)	101,042	9,290
Skechers U.S.A. Inc (a)	4,299	119	FleetCor Technologies Inc (a)	6,239	1,354
Under Armour Inc - Class A (a)	8,640	173	Gartner Inc (a)	55,237	7,481
VF Corp	16,706	1,538	Global Payments Inc	119,246	13,424
		$3,017	Grand Canyon Education Inc (a)	3,118	363
Automobile Parts & Equipment - 1.83%			H&R Block Inc	3,363	85
Allison Transmission Holdings Inc	7,866	370	IHS Markit Ltd (a)	135,936	7,209
Aptiv PLC	51,895	5,089	MarketAxess Holdings Inc	51,273	9,935
Lear Corp	1,182	213	Moody's Corp	43,440	7,433
Visteon Corp (a)	35,903	4,204	Morningstar Inc	19,391	2,559
WABCO Holdings Inc (a)	83,916	10,546	Quanta Services Inc (a)	3,019	103
		$20,422	Robert Half International Inc	9,119	691
Banks - 1.88%			Rollins Inc	6,242	343
Comerica Inc	1,349	131	Sabre Corp	13,121	323
East West Bancorp Inc	134,927	8,735	Service Corp International/US	5,795	228
			ServiceMaster Global Holdings Inc (a)	65,241	3,718
Northern Trust Corp	4,167	455	Square Inc (a)	113,103	7,312
Signature Bank/New York NY	1,593	175
SVB Financial Group (a)	2,644	814	Total System Services Inc	13,115	1,200
Synovus Financial Corp	105,789	5,228	TransUnion	155,200	11,237
Texas Capital Bancshares Inc (a)	2,037	185	United Rentals Inc (a)	39,739	5,913
Western Alliance Bancorp (a)	93,278	5,291	Verisk Analytics Inc (a)	106,485	11,780
		$21,014	Western Union Co/The	5,964	120
			WEX Inc (a)	3,580	680
Beverages - 1.18%			Worldpay Inc (a)	54,903	4,512
Brown-Forman Corp - A Shares	3,085	164
Brown-Forman Corp - B Shares	13,253	705			$121,643
Constellation Brands Inc	24,582	5,168	Computers - 2.23%
			Dell Technologies Inc Class V (a)	2,963	274
Keurig Dr Pepper Inc	8,404	202
Monster Beverage Corp (a)	115,441	6,929	DXC Technology Co	38,035	3,223
			EPAM Systems Inc (a)	80,516	10,484
		$13,168	Fortinet Inc (a)	11,648	733
Biotechnology - 2.65%
Alexion Pharmaceuticals Inc (a)	51,816	6,889	Genpact Ltd	3,750	114
			Mercury Systems Inc (a)	110,422	4,608
Alnylam Pharmaceuticals Inc (a)	4,749	451
			NCR Corp (a)	5,831	163
BioMarin Pharmaceutical Inc (a)	10,610	1,067
Bluebird Bio Inc (a)	20,904	3,237	NetApp Inc	18,458	1,431
			Nutanix Inc (a)	6,693	327
Exact Sciences Corp (a)	59,570	3,482
Exelixis Inc (a)	17,627	365	Perspecta Inc	143,433	3,112
			Pure Storage Inc (a)	9,880	214
Illumina Inc (a)	17,261	5,599
			Teradata Corp (a)	5,558	213
Incyte Corp (a)	10,547	702
Ionis Pharmaceuticals Inc (a)	7,503	328			$24,896
Sage Therapeutics Inc (a)	24,073	3,475	Consumer Products - 0.22%
Seattle Genetics Inc (a)	56,490	3,977	Avery Dennison Corp	5,967	684
		$29,572	Church & Dwight Co Inc	13,668	764
Building Materials - 1.44%			Clorox Co/The	7,313	989
Armstrong World Industries Inc (a)	3,078	209			$2,437
Eagle Materials Inc	2,637	262	Distribution & Wholesale - 3.65%
Fortune Brands Home & Security Inc	109,713	6,363	Fastenal Co	103,200	5,875
			HD Supply Holdings Inc (a)	6,264	276
Lennox International Inc	1,612	350
Martin Marietta Materials Inc	39,454	7,868	KAR Auction Services Inc	9,823	584
			LKQ Corp (a)	218,553	7,326
Masco Corp	9,911	400
Vulcan Materials Co	5,795	649	Pool Corp	107,356	16,452
		$16,101	Watsco Inc	30,178	5,206
Chemicals - 1.66%			WW Grainger Inc	14,638	5,073
Celanese Corp	5,858	692			$40,792
Chemours Co/The	12,883	590	Diversified Financial Services - 1.84%
FMC Corp	2,559	230	Affiliated Managers Group Inc	34,732	5,558
Huntsman Corp	140,000	4,694	Alliance Data Systems Corp	2,261	508
International Flavors & Fragrances Inc	2,233	296	Ameriprise Financial Inc	54,955	8,005

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Diversified Financial Services (continued)			Healthcare - Products (continued)
Cboe Global Markets Inc	4,859	$472	Align Technology Inc (a)	32,797	$11,697
Credit Acceptance Corp (a)	680	261	Bio-Techne Corp	2,405	386
Discover Financial Services	10,632	759	Bruker Corp	3,258	106
E*TRADE Financial Corp (a)	4,767	285	Cantel Medical Corp	2,506	232
Eaton Vance Corp	7,125	379	Cooper Cos Inc/The	16,766	4,367
Evercore Inc - Class A	2,626	297	Edwards Lifesciences Corp (a)	113,970	16,235
Interactive Brokers Group Inc - A Shares	4,197	251	Henry Schein Inc (a)	118,583	9,417
Lazard Ltd	6,832	371	Hill-Rom Holdings Inc	2,853	269
LPL Financial Holdings Inc	5,647	374	ICU Medical Inc (a)	1,033	296
OneMain Holdings Inc (a)	996	33	IDEXX Laboratories Inc (a)	74,394	18,221
Raymond James Financial Inc	3,423	314	Insulet Corp (a)	3,806	316
Santander Consumer USA Holdings Inc	2,154	41	Integra LifeSciences Holdings Corp (a)	3,814	238
SEI Investments Co	6,251	375	Intuitive Surgical Inc (a)	11,013	5,597
Synchrony Financial	18,910	547	Masimo Corp (a)	2,997	298
T Rowe Price Group Inc	13,753	1,638	Penumbra Inc (a)	2,029	289
Virtu Financial Inc	3,135	63	ResMed Inc	9,950	1,053
		$20,531	Teleflex Inc	1,087	296
Electrical Components & Equipment - 0.69%			Varian Medical Systems Inc (a)	6,859	792
AMETEK Inc	4,499	350	West Pharmaceutical Services Inc	793	87
Energizer Holdings Inc	2,039	130			$82,642
Littelfuse Inc	32,110	6,962	Healthcare - Services - 2.15%
Universal Display Corp	2,555	246	Catalent Inc (a)	2,540	106
		$7,688	Centene Corp (a)	68,655	8,948
Electronics - 3.48%			Charles River Laboratories International Inc	2,241	279
Allegion PLC	45,770	3,733	(a)
Amphenol Corp	69,266	6,477	Chemed Corp	1,025	324
Coherent Inc (a)	32,513	5,139	DaVita Inc (a)	3,304	232
FLIR Systems Inc	109,393	6,410	Encompass Health Corp	6,325	478
Fortive Corp	18,681	1,533	Envision Healthcare Corp (a)	1,916	85
Gentex Corp	16,884	392	ICON PLC (a)	59,630	8,298
Keysight Technologies Inc (a)	108,113	6,271	IQVIA Holdings Inc (a)	31,493	3,840
Mettler-Toledo International Inc (a)	1,165	690	Laboratory Corp of America Holdings (a)	1,270	223
National Instruments Corp	5,389	236	Molina Healthcare Inc (a)	3,424	356
Sensata Technologies Holding PLC (a)	4,325	235	WellCare Health Plans Inc (a)	3,214	860
Trimble Inc (a)	200,894	7,092			$24,029
Waters Corp (a)	3,383	667	Home Builders - 0.51%
		$38,875	DR Horton Inc	15,293	668
Engineering & Construction - 0.32%			Lennar Corp - A Shares	68,813	3,597
Fluor Corp	70,443	3,610	Lennar Corp - B Shares	1,133	49
			NVR Inc (a)	232	640
Entertainment - 1.95%			PulteGroup Inc	9,566	273
International Game Technology PLC	1,548	39	Thor Industries Inc	2,734	259
Lions Gate Entertainment Corp - A shares	105,297	2,512	Toll Brothers Inc	5,147	182
Lions Gate Entertainment Corp - B shares	63,936	1,463			$5,668
Live Nation Entertainment Inc (a)	8,459	417	Housewares - 0.04%
Madison Square Garden Co/The (a)	132	41	Scotts Miracle-Gro Co/The	1,257	100
Six Flags Entertainment Corp	4,500	292	Toro Co/The	6,617	398
Vail Resorts Inc	61,530	17,035			$498
		$21,799	Insurance - 1.26%
Environmental Control - 1.04%			Alleghany Corp	200	126
Republic Services Inc	670	49	Arch Capital Group Ltd (a)	2,887	88
Waste Connections Inc	149,007	11,564	Arthur J Gallagher & Co	118,030	8,421
		$11,613	Axis Capital Holdings Ltd	820	46
Food - 1.10%			Brown & Brown Inc	1,423	42
Campbell Soup Co	7,351	301	Everest Re Group Ltd	746	163
Hain Celestial Group Inc/The (a)	97,458	2,772	Markel Corp (a)	56	65
Hershey Co/The	8,986	882	Progressive Corp/The	79,453	4,768
Kellogg Co	8,862	629	RenaissanceRe Holdings Ltd	316	42
Lamb Weston Holdings Inc	102,638	7,212	Voya Financial Inc	2,194	111
McCormick & Co Inc/MD	332	39	XL Group Ltd	4,228	238
Post Holdings Inc (a)	2,273	197			$14,110
Sprouts Farmers Market Inc (a)	7,804	168	Internet - 3.89%
US Foods Holding Corp (a)	3,158	107	CDW Corp/DE	120,976	10,173
		$12,307	Expedia Group Inc	5,651	756
Forest Products & Paper - 0.02%			F5 Networks Inc (a)	4,641	795
International Paper Co	4,277	230	FireEye Inc (a)	8,356	130
			GoDaddy Inc (a)	11,747	865
Hand & Machine Tools - 0.03%			GrubHub Inc (a)	95,821	11,680
Lincoln Electric Holdings Inc	3,950	371	IAC/InterActiveCorp (a)	3,491	514
			Match Group Inc (a)	4,082	147
Healthcare - Products - 7.40%			Okta Inc (a)	5,741	285
ABIOMED Inc (a)	35,116	12,450	Palo Alto Networks Inc (a)	4,156	824
			Proofpoint Inc (a)	3,348	382

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Oil & Gas (continued)
RingCentral Inc (a)	4,505	$332	Concho Resources Inc (a)	55,102	$8,037
Spotify Technology SA (a)	23,075	4,219	Continental Resources Inc/OK (a)	2,532	162
TripAdvisor Inc (a)	90,329	5,239	Diamondback Energy Inc	119,956	15,828
Twilio Inc (a)	4,995	289	Kosmos Energy Ltd (a)	2,757	21
Twitter Inc (a)	152,104	4,847	Newfield Exploration Co (a)	4,359	125
VeriSign Inc (a)	7,640	1,110	Parsley Energy Inc (a)	10,785	339
Zendesk Inc (a)	6,831	372			$25,138
Zillow Group Inc - A Shares (a)	2,806	158	Oil & Gas Services - 0.00%
Zillow Group Inc - C Shares (a)	5,153	287	RPC Inc	1,261	19
		$43,404
Iron & Steel - 0.02%			Packaging & Containers - 0.14%
Steel Dynamics Inc	3,934	185	Berry Global Group Inc (a)	4,339	212
			Crown Holdings Inc (a)	8,071	365
Leisure Products & Services - 0.96%			Graphic Packaging Holding Co	4,215	61
Brunswick Corp/DE	92,316	5,936	Packaging Corp of America	6,305	712
Polaris Industries Inc	2,790	294	Sealed Air Corp	4,142	183
Royal Caribbean Cruises Ltd	40,131	4,525	Silgan Holdings Inc	2,281	63
		$10,755			$1,596
Lodging - 0.88%			Pharmaceuticals - 1.91%
Choice Hotels International Inc	2,448	190	Agios Pharmaceuticals Inc (a)	2,841	245
Extended Stay America Inc	8,272	176	Alkermes PLC (a)	9,245	405
Hilton Grand Vacations Inc (a)	6,509	225	AmerisourceBergen Corp	7,505	614
Hilton Worldwide Holdings Inc	18,513	1,456	DexCom Inc (a)	4,096	390
ILG Inc	171,770	5,897	Herbalife Nutrition Ltd (a)	2,834	146
MGM Resorts International	2,168	68	Jazz Pharmaceuticals PLC (a)	48,591	8,410
Wyndham Destinations Inc	6,593	304	Nektar Therapeutics (a)	7,322	385
Wyndham Hotels & Resorts Inc	6,041	350	Neurocrine Biosciences Inc (a)	5,353	538
Wynn Resorts Ltd	7,001	1,168	PRA Health Sciences Inc (a)	27,182	2,858
		$9,834	Premier Inc (a)	1,636	61
Machinery - Construction & Mining - 1.05%			Sarepta Therapeutics Inc (a)	28,430	3,305
BWX Technologies Inc	99,032	6,512	TESARO Inc (a)	2,316	81
Oshkosh Corp	69,535	5,233	Zoetis Inc	44,560	3,854
		$11,745			$21,292
Machinery - Diversified - 3.13%			Pipelines - 0.13%
Cognex Corp	181,695	9,589	Cheniere Energy Inc (a)	10,016	636
Cummins Inc	2,584	369	ONEOK Inc	12,045	848
Gardner Denver Holdings Inc (a)	2,818	81			$1,484
Graco Inc	183,100	8,448	Real Estate - 0.06%
IDEX Corp	5,284	812	CBRE Group Inc (a)	10,582	527
Nordson Corp	2,534	340	Howard Hughes Corp/The (a)	948	128
Rockwell Automation Inc	52,261	9,802			$655
Roper Technologies Inc	1,620	489	REITs - 1.08%
Wabtec Corp/DE	1,448	160	Alexandria Real Estate Equities Inc	378	48
Welbilt Inc (a)	8,608	196	CoreSite Realty Corp	2,061	231
Xylem Inc/NY	61,201	4,686	Equity LifeStyle Properties Inc	5,721	520
		$34,972	Extra Space Storage Inc	6,970	655
Media - 1.87%			Gaming and Leisure Properties Inc	6,309	229
AMC Networks Inc (a)	3,084	186	Hudson Pacific Properties Inc	1,196	41
Cable One Inc	12,598	9,119	Lamar Advertising Co	4,571	336
CBS Corp	22,122	1,165	Life Storage Inc	177	17
FactSet Research Systems Inc	1,777	358	Omega Healthcare Investors Inc	1,004	30
Sirius XM Holdings Inc	1,429,540	10,035	SBA Communications Corp (a)	61,493	9,732
		$20,863	Taubman Centers Inc	3,576	222
Mining - 0.01%					$12,061
Royal Gold Inc	1,678	142	Retail - 8.71%
			Advance Auto Parts Inc	2,186	309
Miscellaneous Manufacturers - 1.87%			AutoZone Inc (a)	1,584	1,118
AO Smith Corp	234,723	13,974	Beacon Roofing Supply Inc (a)	193,445	8,140
Donaldson Co Inc	7,579	361	Best Buy Co Inc	5,667	425
Hexcel Corp	74,576	5,147	Burlington Stores Inc (a)	152,155	23,251
Ingersoll-Rand PLC	9,448	931	CarMax Inc (a)	5,039	376
Parker-Hannifin Corp	1,120	189	Chipotle Mexican Grill Inc (a)	10,619	4,605
Textron Inc	4,356	297	Copart Inc (a)	14,391	826
		$20,899	Darden Restaurants Inc	2,929	313
Office & Business Equipment - 0.05%			Dollar General Corp	73,767	7,241
Zebra Technologies Corp (a)	4,350	600	Dollar Tree Inc (a)	45,372	4,142
			Domino's Pizza Inc	32,766	8,606
Oil & Gas - 2.25%			Dunkin' Brands Group Inc	5,235	365
Antero Resources Corp (a)	7,731	159	Floor & Decor Holdings Inc (a)	2,373	113
Apache Corp	1,131	52	Gap Inc/The	4,870	147
Cabot Oil & Gas Corp	15,384	361	L Brands Inc	2,046	65
Cimarex Energy Co	553	54	Lululemon Athletica Inc (a)	46,249	5,548
			Michaels Cos Inc/The (a)	2,571	52

See accompanying notes.

Schedule of Investments
MidCap Growth Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Software (continued)
MSC Industrial Direct Co Inc	1,472	$125	Take-Two Interactive Software Inc (a)	3,140	$355
Nordstrom Inc	7,697	403	Tyler Technologies Inc (a)	68,602	15,435
Nu Skin Enterprises Inc	1,017	74	Ultimate Software Group Inc/The (a)	51,340	14,216
Ollie's Bargain Outlet Holdings Inc (a)	118,460	8,233	Veeva Systems Inc (a)	99,618	7,534
O'Reilly Automotive Inc (a)	37,500	11,475	Workday Inc (a)	6,809	844
Qurate Retail Inc (a)	324,900	6,917			$143,476
Ross Stores Inc	23,876	2,087	Telecommunications - 0.57%
Tapestry Inc	2,662	125	Arista Networks Inc (a)	4,040	1,033
Tiffany & Co	2,236	308	Motorola Solutions Inc	859	104
Tractor Supply Co	9,345	729	Ubiquiti Networks Inc (a)	1,155	96
Ulta Beauty Inc (a)	2,683	656	Zayo Group Holdings Inc (a)	139,413	5,171
Urban Outfitters Inc (a)	5,079	225			$6,404
Wendy's Co/The	12,005	200	Toys, Games & Hobbies - 0.04%
Williams-Sonoma Inc	1,604	94	Hasbro Inc	4,199	418
Yum China Holdings Inc	1,461	53
		$97,346	Transportation - 1.77%
Semiconductors - 5.49%			CH Robinson Worldwide Inc	52,952	4,884
Advanced Micro Devices Inc (a)	617,980	11,328	Expeditors International of Washington Inc	12,177	928
Analog Devices Inc	5,180	498	Genesee & Wyoming Inc (a)	1,025	88
Cypress Semiconductor Corp	14,856	265	JB Hunt Transport Services Inc	61,034	7,318
IPG Photonics Corp (a)	27,779	4,557	Landstar System Inc	2,721	302
KLA-Tencor Corp	10,829	1,272	Old Dominion Freight Line Inc	38,756	5,690
Lam Research Corp	10,845	2,067	Schneider National Inc	1,316	34
Marvell Technology Group Ltd	8,885	189	XPO Logistics Inc (a)	5,580	556
Maxim Integrated Products Inc	107,493	6,572			$19,800
Microchip Technology Inc	188,918	17,651	TOTAL COMMON STOCKS		$1,109,292
MKS Instruments Inc	3,249	306	INVESTMENT COMPANIES - 0.74%	Shares Held	Value (000's)
Monolithic Power Systems Inc	66,734	8,854	Money Market Funds - 0.74%
NVIDIA Corp	22,876	5,601	Principal Government Money Market Fund	8,291,260	8,291
ON Semiconductor Corp (a)	32,556	718	1.76%(b),(c)
Skyworks Solutions Inc	6,036	571
Teradyne Inc	1,436	62	TOTAL INVESTMENT COMPANIES		$8,291
Xilinx Inc	11,948	861	Total Investments		$1,117,583
		$61,372	Other Assets and Liabilities - (0.02)%		$(276)
Shipbuilding - 0.04%			TOTAL NET ASSETS - 100.00%		$1,117,307
Huntington Ingalls Industries Inc	1,750	408

Software - 12.84%			(a) Non-income producing security
2U Inc (a)	3,476	263
Akamai Technologies Inc (a)	11,933	898	(b)		Affiliated Security. Security is either an affiliate (and registered under the
ANSYS Inc (a)	5,991	1,012	Investment Company Act of 1940) or an affiliate as defined by the
Aspen Technology Inc (a)	6,313	605	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Atlassian Corp PLC (a)	5,931	429	outstanding voting shares of the security). Please see affiliated sub-
Autodesk Inc (a)	52,941	6,800	schedule for transactional information.
Black Knight Inc (a)	91,052	4,703	(c) Current yield shown is as of period end.
Broadridge Financial Solutions Inc	86,749	9,801
Cadence Design Systems Inc (a)	13,096	577
CDK Global Inc	6,172	385	Portfolio Summary (unaudited)
Cerner Corp (a)	6,646	413	Sector		Percent
Citrix Systems Inc (a)	10,114	1,112	Consumer, Non-cyclical		27.50%
DocuSign Inc (a)	1,174	63	Technology		20.61%
Dun & Bradstreet Corp/The	1,171	147	Consumer, Cyclical		18.84%
Electronic Arts Inc (a)	45,234	5,824	Industrial		15.72%
Fair Isaac Corp (a)	1,973	398	Communications		6.40%
Fidelity National Information Services Inc	1,317	136	Financial		6.12%
First Data Corp (a)	22,493	523	Energy		2.38%
Fiserv Inc (a)	166,383	12,558	Basic Materials		1.71%
Guidewire Software Inc (a)	3,747	323	Investment Companies		0.74%
Jack Henry & Associates Inc	3,607	486	Other Assets and Liabilities		(0.02)%
Manhattan Associates Inc (a)	4,311	207	TOTAL NET ASSETS		100.00%
MSCI Inc	4,129	686
Paychex Inc	15,055	1,039
Paycom Software Inc (a)	3,239	344
Pegasystems Inc	2,846	158
PTC Inc (a)	66,751	6,135
RealPage Inc (a)	4,893	270
Red Hat Inc (a)	43,724	6,175
ServiceNow Inc (a)	96,489	16,978
Splunk Inc (a)	73,781	7,091
SS&C Technologies Holdings Inc	15,128	803
Synopsys Inc (a)	135,289	12,100
Tableau Software Inc (a)	54,820	5,650

See accompanying notes.

	Schedule of Investments
MidCap Growth Fund III
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$334,941	$326,650	$8,291
		$—		$334,941	$326,650	$8,291

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$336		$—		$—	$—
	$336		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2018	Long	29		$5,759		$(44)
Total						$(44)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2018 (unaudited)

COMMON STOCKS - 98.66%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 1.27%			Chemicals (continued)
Curtiss-Wright Corp	34,776	$4,626	RPM International Inc	105,193	$6,771
Esterline Technologies Corp (a)	20,371	1,738	Sensient Technologies Corp	33,303	2,310
KLX Inc (a)	39,912	2,916	Valvoline Inc	153,927	3,477
MSA Safety Inc	26,823	2,706	Versum Materials Inc	85,695	3,304
Teledyne Technologies Inc (a)	28,131	6,172			$41,285
		$18,158	Commercial Services - 3.66%
Airlines - 0.31%			Aaron's Inc	48,694	2,109
JetBlue Airways Corp (a)	248,961	4,481	Adtalem Global Education Inc (a)	47,375	2,584
			Avis Budget Group Inc (a)	56,249	1,960
Apparel - 0.67%			Brink's Co/The	40,042	3,197
Carter's Inc	36,925	3,871	CoreLogic Inc/United States (a)	64,215	3,127
Deckers Outdoor Corp (a)	23,951	2,702	Deluxe Corp	37,635	2,218
Skechers U.S.A. Inc (a)	106,821	2,961	Graham Holdings Co	3,462	1,935
		$9,534	Healthcare Services Group Inc	57,982	2,335
Automobile Parts & Equipment - 0.58%			ManpowerGroup Inc	51,781	4,829
Dana Inc	114,433	2,443	MarketAxess Holdings Inc	29,581	5,732
Delphi Technologies PLC	69,840	3,155	Rollins Inc	75,516	4,149
Visteon Corp (a)	23,238	2,721	Sabre Corp	198,826	4,895
		$8,319	Service Corp International/US	144,221	5,675
Banks - 7.53%			Sotheby's (a)	28,939	1,537
Associated Banc-Corp	133,007	3,591	WEX Inc (a)	31,517	5,983
BancorpSouth Bank	64,533	2,123			$52,265
Bank of Hawaii Corp	33,247	2,676	Computers - 2.64%
Bank OZK	95,519	3,907	Convergys Corp	71,974	1,770
Cathay General Bancorp	60,070	2,498	Fortinet Inc (a)	113,715	7,154
Chemical Financial Corp	56,128	3,188	Leidos Holdings Inc	112,232	7,679
Commerce Bancshares Inc/MO	73,788	4,929	Lumentum Holdings Inc (a)	49,479	2,585
Cullen/Frost Bankers Inc	45,667	5,046	MAXIMUS Inc	51,320	3,326
East West Bancorp Inc	113,978	7,379	NCR Corp (a)	93,056	2,598
First Horizon National Corp	257,374	4,604	NetScout Systems Inc (a)	63,144	1,692
FNB Corp/PA	254,745	3,268	Perspecta Inc	112,201	2,435
Fulton Financial Corp	138,250	2,399	Science Applications International Corp	33,244	2,805
Hancock Whitney Corp	67,087	3,371	Teradata Corp (a)	95,111	3,642
Home BancShares Inc/AR	124,102	2,878	VeriFone Systems Inc (a)	87,109	1,995
International Bancshares Corp	42,643	1,896			$37,681
MB Financial Inc	66,136	3,204	Consumer Products - 0.17%
PacWest Bancorp	98,431	4,943	Helen of Troy Ltd (a)	20,939	2,399
Pinnacle Financial Partners Inc	58,189	3,637
Prosperity Bancshares Inc	54,940	3,854	Cosmetics & Personal Care - 0.16%
Signature Bank/New York NY	42,227	4,633	Edgewell Personal Care Co (a)	42,476	2,288
Synovus Financial Corp	93,323	4,612
TCF Financial Corp	132,350	3,323	Distribution & Wholesale - 0.65%
Texas Capital Bancshares Inc (a)	39,074	3,548	Pool Corp	31,834	4,879
Trustmark Corp	53,318	1,876	Watsco Inc	25,205	4,348
UMB Financial Corp	34,650	2,491			$9,227
Umpqua Holdings Corp	173,190	3,689	Diversified Financial Services - 2.67%
United Bankshares Inc/WV	82,705	3,056	Eaton Vance Corp	93,765	4,982
Valley National Bancorp	208,459	2,429	Evercore Inc - Class A	32,035	3,620
Webster Financial Corp	72,445	4,675	Federated Investors Inc	75,004	1,815
Wintrust Financial Corp	44,272	3,884	Interactive Brokers Group Inc - A Shares	56,227	3,366
		$107,607	Janus Henderson Group PLC	141,883	4,618
Beverages - 0.13%			Legg Mason Inc	67,223	2,294
Boston Beer Co Inc/The (a)	6,883	1,893	LendingTree Inc (a)	6,190	1,478
			Navient Corp	208,143	2,750
Biotechnology - 0.96%			SEI Investments Co	103,211	6,187
Bio-Rad Laboratories Inc (a)	15,932	4,885	SLM Corp (a)	342,350	3,865
Exelixis Inc (a)	221,867	4,593	Stifel Financial Corp	56,288	3,103
United Therapeutics Corp (a)	34,252	4,210			$38,078
		$13,688	Electric - 1.91%
Building Materials - 1.18%			ALLETE Inc	40,330	3,127
Cree Inc (a)	79,061	3,728	Black Hills Corp	42,156	2,528
Eagle Materials Inc	37,737	3,749	Hawaiian Electric Industries Inc	85,615	3,011
Lennox International Inc	29,199	6,339	IDACORP Inc	39,638	3,735
Louisiana-Pacific Corp	114,198	3,074	MDU Resources Group Inc	153,628	4,455
		$16,890	NorthWestern Corp	38,917	2,309
Chemicals - 2.89%			OGE Energy Corp	157,110	5,694
Ashland Global Holdings Inc	49,086	4,031	PNM Resources Inc	62,656	2,466
Cabot Corp	48,628	3,214			$27,325
Chemours Co/The	139,948	6,411	Electrical Components & Equipment - 1.53%
Minerals Technologies Inc	27,817	2,103	Acuity Brands Inc	32,250	4,484
NewMarket Corp	7,232	2,961	Belden Inc	31,976	2,070
Olin Corp	131,531	3,882	Energizer Holdings Inc	46,949	2,990
PolyOne Corp	62,907	2,821	EnerSys	33,125	2,719

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electrical Components & Equipment (continued)			Healthcare - Products (continued)
Hubbell Inc	43,156	$5,319	Cantel Medical Corp	27,887	$2,585
Littelfuse Inc	19,639	4,258	Globus Medical Inc (a)	57,649	2,968
		$21,840	Haemonetics Corp (a)	41,066	4,010
Electronics - 3.57%			Hill-Rom Holdings Inc	52,135	4,911
Arrow Electronics Inc (a)	68,922	5,227	ICU Medical Inc (a)	11,986	3,437
Avnet Inc	92,807	4,069	Integra LifeSciences Holdings Corp (a)	55,489	3,459
Coherent Inc (a)	19,565	3,092	LivaNova PLC (a)	34,290	3,776
Gentex Corp	215,417	4,998	Masimo Corp (a)	37,475	3,726
Jabil Inc	134,746	3,796	NuVasive Inc (a)	40,321	2,341
Keysight Technologies Inc (a)	147,018	8,527	Patterson Cos Inc	64,018	1,570
National Instruments Corp	84,630	3,708	STERIS PLC	66,561	7,619
SYNNEX Corp	23,031	2,222	Teleflex Inc	35,825	9,770
Tech Data Corp (a)	27,415	2,287	West Pharmaceutical Services Inc	57,877	6,346
Trimble Inc (a)	196,039	6,920			$63,307
Vishay Intertechnology Inc	103,925	2,598	Healthcare - Services - 3.14%
Woodward Inc	43,553	3,624	Acadia Healthcare Co Inc (a)	64,548	2,548
		$51,068	Catalent Inc (a)	112,704	4,700
Energy - Alternate Sources - 0.24%			Charles River Laboratories International Inc	37,688	4,685
First Solar Inc (a)	64,278	3,365	(a)
			Chemed Corp	12,537	3,962
Engineering & Construction - 1.23%			Encompass Health Corp	77,733	5,879
AECOM (a)	126,115	4,233	LifePoint Health Inc (a)	30,504	1,977
Dycom Industries Inc (a)	24,538	2,188	MEDNAX Inc (a)	74,330	3,181
EMCOR Group Inc	45,981	3,538	Molina Healthcare Inc (a)	37,362	3,889
Granite Construction Inc	35,762	1,929	Syneos Health Inc (a)	43,659	2,151
KBR Inc	110,617	2,210	Tenet Healthcare Corp (a)	64,219	2,416
nVent Electric PLC	127,713	3,499	WellCare Health Plans Inc (a)	35,204	9,414
		$17,597			$44,802
Entertainment - 1.24%			Home Builders - 1.27%
Churchill Downs Inc	8,945	2,558	KB Home	66,429	1,578
Cinemark Holdings Inc	83,592	3,003	NVR Inc (a)	2,651	7,315
International Speedway Corp	19,209	832	Thor Industries Inc	38,549	3,657
Live Nation Entertainment Inc (a)	106,797	5,263	Toll Brothers Inc	111,066	3,916
Scientific Games Corp (a)	42,111	2,023	TRI Pointe Group Inc (a)	119,503	1,693
Six Flags Entertainment Corp	61,117	3,969			$18,159
		$17,648	Home Furnishings - 0.12%
Environmental Control - 0.16%			Tempur Sealy International Inc (a)	36,370	1,777
Clean Harbors Inc (a)	40,221	2,290
			Housewares - 0.62%
Food - 2.34%			Scotts Miracle-Gro Co/The	30,487	2,421
Flowers Foods Inc	145,929	2,977	Toro Co/The	83,397	5,020
Hain Celestial Group Inc/The (a)	81,748	2,325	Tupperware Brands Corp	40,209	1,476
Ingredion Inc	56,826	5,756			$8,917
Lamb Weston Holdings Inc	115,026	8,083	Insurance - 4.56%
Lancaster Colony Corp	15,346	2,226	Alleghany Corp	12,027	7,568
Post Holdings Inc (a)	52,930	4,581	American Financial Group Inc/OH	54,566	6,149
Sanderson Farms Inc	15,807	1,594	Aspen Insurance Holdings Ltd	46,923	1,898
Sprouts Farmers Market Inc (a)	96,453	2,073	Brown & Brown Inc	180,355	5,277
Tootsie Roll Industries Inc	15,230	455	CNO Financial Group Inc	131,644	2,679
TreeHouse Foods Inc (a)	44,306	2,104	First American Financial Corp	87,742	4,914
United Natural Foods Inc (a)	39,652	1,277	Genworth Financial Inc (a)	392,677	1,806
		$33,451	Hanover Insurance Group Inc/The	33,460	4,197
Forest Products & Paper - 0.17%			Kemper Corp	48,821	3,896
Domtar Corp	49,423	2,383	Mercury General Corp	28,726	1,477
			Old Republic International Corp	197,293	4,204
Gas - 2.30%			Primerica Inc	34,661	3,979
Atmos Energy Corp	87,365	8,026	Reinsurance Group of America Inc	50,754	7,182
National Fuel Gas Co	67,591	3,630	RenaissanceRe Holdings Ltd	31,658	4,174
New Jersey Resources Corp	69,011	3,192	WR Berkley Corp	75,608	5,732
ONE Gas Inc	41,273	3,180			$65,132
Southwest Gas Holdings Inc	38,037	2,974	Internet - 0.11%
UGI Corp	136,176	7,236	Cars.com Inc (a)	56,546	1,604
Vectren Corp	65,352	4,671
		$32,909	Iron & Steel - 1.80%
Hand & Machine Tools - 0.70%			Allegheny Technologies Inc (a)	98,835	2,748
Kennametal Inc	64,209	2,501	Carpenter Technology Corp	36,914	2,022
Lincoln Electric Holdings Inc	48,519	4,558	Commercial Metals Co	92,036	2,056
Regal Beloit Corp	34,597	2,974	Reliance Steel & Aluminum Co	56,900	5,132
		$10,033	Steel Dynamics Inc	185,588	8,739
Healthcare - Products - 4.43%			United States Steel Corp	139,068	5,066
Avanos Medical Inc (a)	36,984	2,041			$25,763
Bio-Techne Corp	29,556	4,748	Leisure Products & Services - 0.65%
			Brunswick Corp/DE	68,565	4,409

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services (continued)			Oil & Gas (continued)
Polaris Industries Inc	46,193	$4,869	Range Resources Corp	178,408	$2,753
		$9,278	Rowan Cos PLC (a)	89,836	1,301
Lodging - 0.94%			SM Energy Co	80,826	2,223
Boyd Gaming Corp	64,625	2,414	Southwestern Energy Co (a)	401,582	2,064
ILG Inc	83,123	2,853	Transocean Ltd (a)	345,031	4,441
Wyndham Destinations Inc	78,490	3,620	WPX Energy Inc (a)	314,350	5,900
Wyndham Hotels & Resorts Inc	78,443	4,550			$59,302
		$13,437	Oil & Gas Services - 1.06%
Machinery - Construction & Mining - 0.48%			Apergy Corp (a)	60,883	2,496
Oshkosh Corp	58,146	4,375	Core Laboratories NV	34,694	3,890
Terex Corp	56,794	2,506	Dril-Quip Inc (a)	30,003	1,547
		$6,881	McDermott International Inc (a)	141,438	2,547
Machinery - Diversified - 2.70%			NOW Inc (a)	85,065	1,272
AGCO Corp	51,930	3,273	Oceaneering International Inc	77,506	2,120
Cognex Corp	136,043	7,180	Superior Energy Services Inc (a)	121,325	1,194
Graco Inc	131,841	6,083			$15,066
IDEX Corp	60,347	9,268	Packaging & Containers - 0.89%
Nordson Corp	40,212	5,393	Bemis Co Inc	71,563	3,285
Wabtec Corp/DE	67,411	7,437	Greif Inc - Class A	20,389	1,110
		$38,634	Owens-Illinois Inc (a)	127,201	2,376
Media - 1.52%			Silgan Holdings Inc	58,289	1,604
AMC Networks Inc (a)	36,164	2,180	Sonoco Products Co	78,317	4,372
Cable One Inc	3,694	2,674			$12,747
FactSet Research Systems Inc	30,578	6,157	Pharmaceuticals - 0.60%
John Wiley & Sons Inc	35,304	2,230	Akorn Inc (a)	73,897	1,368
Meredith Corp	31,276	1,662	Mallinckrodt PLC (a)	65,356	1,533
New York Times Co/The	100,665	2,497	PRA Health Sciences Inc (a)	39,818	4,186
TEGNA Inc	169,656	1,871	Prestige Brands Holdings Inc (a)	41,748	1,492
World Wrestling Entertainment Inc	31,406	2,485			$8,579
		$21,756	Real Estate - 0.52%
Metal Fabrication & Hardware - 0.47%			Alexander & Baldwin Inc	53,203	1,274
Timken Co/The	53,714	2,645	Jones Lang LaSalle Inc	35,783	6,120
Valmont Industries Inc	17,739	2,477			$7,394
Worthington Industries Inc	33,868	1,586	REITs - 8.62%
		$6,708	American Campus Communities Inc	107,518	4,435
Mining - 0.43%			Camden Property Trust	72,977	6,757
Compass Minerals International Inc	26,626	1,807	CoreCivic Inc	93,248	2,391
Royal Gold Inc	51,486	4,356	CoreSite Realty Corp	27,101	3,038
		$6,163	Corporate Office Properties Trust	80,347	2,390
Miscellaneous Manufacturers - 1.94%			Cousins Properties Inc	330,569	3,081
AptarGroup Inc	49,074	5,027	CyrusOne Inc	77,964	4,828
Carlisle Cos Inc	47,942	5,889	DCT Industrial Trust Inc	74,082	4,954
Crane Co	39,918	3,616	Douglas Emmett Inc	125,640	4,880
Donaldson Co Inc	102,159	4,873	Education Realty Trust Inc	63,379	2,621
ITT Inc	68,749	3,896	EPR Properties	50,861	3,382
Trinity Industries Inc	117,434	4,474	First Industrial Realty Trust Inc	98,609	3,210
		$27,775	GEO Group Inc/The	96,773	2,504
Office & Business Equipment - 0.50%			Healthcare Realty Trust Inc	98,482	2,926
Pitney Bowes Inc	147,529	1,288	Highwoods Properties Inc	81,353	3,995
Zebra Technologies Corp (a)	42,003	5,793	Hospitality Properties Trust	129,278	3,655
		$7,081	JBG SMITH Properties	73,300	2,675
Office Furnishings - 0.23%			Kilroy Realty Corp	77,748	5,672
Herman Miller Inc	46,900	1,775	Lamar Advertising Co	66,107	4,867
HNI Corp	34,241	1,482	LaSalle Hotel Properties	86,829	3,010
		$3,257	Liberty Property Trust	116,251	4,983
			Life Storage Inc	36,590	3,511
Oil & Gas - 4.15%
Callon Petroleum Co (a)	176,355	1,898	Mack-Cali Realty Corp	70,902	1,380
Chesapeake Energy Corp (a)	717,245	3,385	Medical Properties Trust Inc	286,906	4,134
CNX Resources Corp (a)	154,271	2,512	National Retail Properties Inc	121,019	5,399
Diamond Offshore Drilling Inc (a)	50,808	975	Omega Healthcare Investors Inc	156,221	4,638
Energen Corp (a)	76,639	5,685	PotlatchDeltic Corp	47,389	2,215
			Rayonier Inc	101,782	3,563
Ensco PLC	343,834	2,555
Gulfport Energy Corp (a)	122,942	1,415	Sabra Health Care REIT Inc	140,238	3,031
Matador Resources Co (a)	81,391	2,727	Senior Housing Properties Trust	186,921	3,335
			Tanger Factory Outlet Centers Inc	74,242	1,771
Murphy Oil Corp	127,947	4,255
Murphy USA Inc (a)	24,311	1,926	Taubman Centers Inc	47,977	2,977
			Uniti Group Inc	129,918	2,297
Nabors Industries Ltd	277,219	1,658
Oasis Petroleum Inc (a)	209,662	2,562	Urban Edge Properties	83,348	1,890
			Weingarten Realty Investors	93,747	2,833
Patterson-UTI Energy Inc	174,476	3,001			$123,228
PBF Energy Inc	88,281	4,123
QEP Resources Inc (a)	186,985	1,943	Retail - 4.94%
			American Eagle Outfitters Inc	131,979	3,323
			AutoNation Inc (a)	46,449	2,254

See accompanying notes.

     Schedule of Investments MidCap S&P 400 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Transportation (continued)
Bed Bath & Beyond Inc	110,159	$2,063	Ryder System Inc	41,765	$3,270
Big Lots Inc	33,181	1,441	Werner Enterprises Inc	35,261	1,314
Brinker International Inc	34,496	1,627			$27,023
Casey's General Stores Inc	29,526	3,229	Trucking & Leasing - 0.17%
Cheesecake Factory Inc/The	33,523	1,878	GATX Corp	29,656	2,442
Cracker Barrel Old Country Store Inc	18,881	2,766
Dick's Sporting Goods Inc	61,296	2,093	Water - 0.36%
Dillard's Inc	15,594	1,252	Aqua America Inc	139,936	5,169
Domino's Pizza Inc	33,259	8,736
Dunkin' Brands Group Inc	65,263	4,544	TOTAL COMMON STOCKS		$1,409,786
Five Below Inc (a)	43,749	4,251	INVESTMENT COMPANIES - 1.46%	Shares Held	Value (000's)
Jack in the Box Inc	22,370	1,884	Exchange Traded Funds - 0.49%
Michaels Cos Inc/The (a)	87,354	1,783
			iShares Core S&P Mid-Cap ETF	35,200	6,974
MSC Industrial Direct Co Inc	36,072	3,053
Nu Skin Enterprises Inc	43,745	3,187	Money Market Funds - 0.97%
Ollie's Bargain Outlet Holdings Inc (a)	39,234	2,727
			Principal Government Money Market Fund	13,842,385	13,842
Papa John's International Inc	18,487	776	1.76%(b),(c)
Sally Beauty Holdings Inc (a)	96,040	1,584
Signet Jewelers Ltd	46,415	2,680	TOTAL INVESTMENT COMPANIES		$20,816
Texas Roadhouse Inc	51,681	3,248	Total Investments		$1,430,602
Urban Outfitters Inc (a)	63,256	2,808
			Other Assets and Liabilities - (0.12)%		$(1,729)
Wendy's Co/The	141,125	2,354	TOTAL NET ASSETS - 100.00%		$1,428,873
Williams-Sonoma Inc	60,227	3,523
World Fuel Services Corp	53,258	1,482
		$70,546	(a) Non-income producing security
Savings & Loans - 0.72%			(b)		Affiliated Security. Security is either an affiliate (and registered under the
New York Community Bancorp Inc	385,750	4,155	Investment Company Act of 1940) or an affiliate as defined by the
Sterling Bancorp/DE	177,359	3,937	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Washington Federal Inc	66,450	2,229	outstanding voting shares of the security). Please see affiliated sub-
		$10,321	schedule for transactional information.
Semiconductors - 2.09%			(c) Current yield shown is as of period end.
Cirrus Logic Inc (a)	47,967	2,075
Cypress Semiconductor Corp	281,994	5,022
Integrated Device Technology Inc (a)	101,682	3,501
MKS Instruments Inc	43,013	4,056	Portfolio Summary (unaudited)
Monolithic Power Systems Inc	30,530	4,051	Sector		Percent
Silicon Laboratories Inc (a)	34,006	3,239	Financial		24.62%
Synaptics Inc (a)	27,227	1,364	Industrial		18.18%
Teradyne Inc	150,492	6,509	Consumer, Non-cyclical		15.59%
		$29,817	Consumer, Cyclical		12.22%
Software - 4.58%			Technology		9.81%
ACI Worldwide Inc (a)	91,581	2,367	Energy		5.45%
Acxiom Corp (a)	60,617	2,458	Basic Materials		5.29%
Allscripts Healthcare Solutions Inc (a)	139,981	1,713	Utilities		4.57%
Blackbaud Inc	38,171	3,810	Communications		2.93%
CDK Global Inc	97,313	6,077	Investment Companies		1.46%
CommVault Systems Inc (a)	33,272	2,159	Other Assets and Liabilities		(0.12)%
Dun & Bradstreet Corp/The	29,171	3,672	TOTAL NET ASSETS		100.00%
Fair Isaac Corp (a)	23,473	4,729
j2 Global Inc	38,630	3,277
Jack Henry & Associates Inc	60,801	8,190
Manhattan Associates Inc (a)	52,562	2,529
Medidata Solutions Inc (a)	46,584	3,462
PTC Inc (a)	90,765	8,342
Tyler Technologies Inc (a)	28,008	6,302
Ultimate Software Group Inc/The (a)	22,877	6,334
		$65,421
Telecommunications - 1.30%
ARRIS International PLC (a)	137,725	3,479
Ciena Corp (a)	112,822	2,866
InterDigital Inc/PA	27,331	2,253
LogMeIn Inc	41,070	3,329
Plantronics Inc	26,163	1,796
Telephone & Data Systems Inc	73,023	1,844
ViaSat Inc (a)	43,094	3,031
		$18,598
Transportation - 1.89%
Genesee & Wyoming Inc (a)	47,315	4,069
Kirby Corp (a)	42,262	3,527
Knight-Swift Transportation Holdings Inc	100,991	3,287
Landstar System Inc	33,091	3,678
Old Dominion Freight Line Inc	53,666	7,878

See accompanying notes.

	Schedule of Investments
MidCap S&P 400 Index Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$146,551	$132,709	$13,842
		$—		$146,551	$132,709	$13,842

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$123		$—		$—	$—
	$123		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2018	Long	59		$11,717		$(60)
Total						$(60)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Value Fund I July 31, 2018 (unaudited)

COMMON STOCKS - 99.23%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.72%			Banks (continued)
Interpublic Group of Cos Inc/The	302,155	$6,813	Synovus Financial Corp	59,646	$2,947
Omnicom Group Inc	1,289	89	TCF Financial Corp	4,001	100
		$6,902	Texas Capital Bancshares Inc (a)	462	42
Aerospace & Defense - 0.40%			Umpqua Holdings Corp	5,206	111
Arconic Inc	7,310	159	Webster Financial Corp	2,055	133
Curtiss-Wright Corp	17,722	2,358	Western Alliance Bancorp (a)	28,628	1,624
Harris Corp	100	16	Wintrust Financial Corp	1,310	115
L3 Technologies Inc	1,888	405	Zions Bancorporation	5,263	272
Rockwell Collins Inc	3,327	462			$45,287
Spirit AeroSystems Holdings Inc	1,970	184	Beverages - 0.04%
Teledyne Technologies Inc (a)	1,012	222	Brown-Forman Corp - B Shares	740	39
		$3,806	Molson Coors Brewing Co	4,596	308
Agriculture - 2.14%					$347
Archer-Daniels-Midland Co	419,966	20,268	Biotechnology - 0.35%
Bunge Ltd	2,379	164	Alnylam Pharmaceuticals Inc (a)	7,135	678
		$20,432	Bio-Rad Laboratories Inc (a)	5,127	1,572
Airlines - 0.14%			Bluebird Bio Inc (a)	3,398	526
Alaska Air Group Inc	2,028	127	United Therapeutics Corp (a)	4,760	585
American Airlines Group Inc	7,095	281			$3,361
Copa Holdings SA	4,847	472	Building Materials - 0.88%
JetBlue Airways Corp (a)	5,343	96	Eagle Materials Inc	186	18
United Continental Holdings Inc (a)	4,206	338	Fortune Brands Home & Security Inc	1,436	83
		$1,314	Lennox International Inc	224	49
Apparel - 1.09%			Martin Marietta Materials Inc	88	18
Carter's Inc	61,200	6,416	Masco Corp	1,658	67
Columbia Sportswear Co	1,133	98	Owens Corning	129,851	8,079
Michael Kors Holdings Ltd (a)	2,043	136	USG Corp (a)	1,931	83
PVH Corp	2,006	308	Vulcan Materials Co	131	15
Ralph Lauren Corp	8,182	1,104			$8,412
Skechers U.S.A. Inc (a)	13,020	361	Chemicals - 2.70%
Under Armour Inc - Class A (a)	1,019	21	Albemarle Corp	5,613	528
VF Corp	21,268	1,958	Ashland Global Holdings Inc	1,426	117
		$10,402	Axalta Coating Systems Ltd (a)	2,186	66
Automobile Manufacturers - 0.71%			Cabot Corp	21,877	1,446
PACCAR Inc	103,702	6,815	Celanese Corp	83,841	9,902
			CF Industries Holdings Inc	15,731	699
Automobile Parts & Equipment - 1.17%			Eastman Chemical Co	109,946	11,393
Adient PLC	2,096	100	FMC Corp	1,341	121
Aptiv PLC	591	58	GCP Applied Technologies Inc (a)	1,149	33
BorgWarner Inc	230,080	10,588	Huntsman Corp	5,037	169
Goodyear Tire & Rubber Co/The	5,533	134	Ingevity Corp (a)	2,305	230
Lear Corp	1,507	272	International Flavors & Fragrances Inc	769	102
Visteon Corp (a)	302	35	Mosaic Co/The	5,933	179
		$11,187	NewMarket Corp	21	9
Banks - 4.73%			Olin Corp	3,913	115
Associated Banc-Corp	3,948	107	RPM International Inc	1,767	114
Bank of Hawaii Corp	13,311	1,071	Univar Inc (a)	2,466	68
Bank OZK	2,755	113	Valvoline Inc	4,417	100
BankUnited Inc	2,484	97	Westlake Chemical Corp	3,032	325
BOK Financial Corp	653	64	WR Grace & Co	1,205	89
CIT Group Inc	3,836	203			$25,805
Citizens Financial Group Inc	268,284	10,672	Coal - 0.02%
Comerica Inc	4,100	397	CONSOL Energy Inc (a)	5,073	211
Commerce Bancshares Inc/MO	21,617	1,444
Cullen/Frost Bankers Inc	1,732	191	Commercial Services - 1.76%
East West Bancorp Inc	3,656	237	AMERCO	163	61
Fifth Third Bancorp	54,829	1,623	Aramark	4,127	166
First Citizens BancShares Inc/NC	197	80	Booz Allen Hamilton Holding Corp	7,066	334
First Hawaiian Inc	13,142	371	Bright Horizons Family Solutions Inc (a)	253	27
First Horizon National Corp	7,414	133	CoreLogic Inc/United States (a)	660	32
First Republic Bank/CA	2,711	268	Equifax Inc	2,903	365
FNB Corp/PA	7,577	97	Euronet Worldwide Inc (a)	529	49
Huntington Bancshares Inc/OH	27,487	424	Graham Holdings Co	108	60
KeyCorp	25,661	536	H&R Block Inc	26,723	672
M&T Bank Corp	3,444	597	IHS Markit Ltd (a)	20,861	1,107
Northern Trust Corp	3,764	411	ManpowerGroup Inc	1,469	137
PacWest Bancorp	2,116	106	Nielsen Holdings PLC	6,024	142
Popular Inc	27,207	1,351	Quanta Services Inc (a)	318,805	10,861
Prosperity Bancshares Inc	1,550	109	Sabre Corp	6,839	169
Regions Financial Corp	27,559	513	Service Corp International/US	3,085	121
Signature Bank/New York NY	343	38	United Rentals Inc (a)	200	30
SunTrust Banks Inc	258,455	18,626	Western Union Co/The	5,634	114
SVB Financial Group (a)	208	64

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electric (continued)
Worldpay Inc (a)	28,955	$2,379	Hawaiian Electric Industries Inc	14,623	$514
		$16,826	MDU Resources Group Inc	56,388	1,635
Computers - 3.46%			NRG Energy Inc	44,864	1,421
Amdocs Ltd	3,044	206	OGE Energy Corp	6,193	224
Conduent Inc (a)	4,126	74	PG&E Corp	12,854	554
Dell Technologies Inc Class V (a)	17,141	1,586	Pinnacle West Capital Corp	3,176	255
DXC Technology Co	120,491	10,210	PPL Corp	11,840	341
Genpact Ltd	2,055	63	Public Service Enterprise Group Inc	12,142	626
Hewlett Packard Enterprise Co	485,990	7,504	SCANA Corp	4,866	194
Leidos Holdings Inc	9,817	671	Sempra Energy	4,471	517
MAXIMUS Inc	142,700	9,248	Vistra Energy Corp (a)	77,786	1,758
NCR Corp (a)	434	12	WEC Energy Group Inc	6,685	444
NetApp Inc	9,150	709	Xcel Energy Inc	215,109	10,081
Perspecta Inc	56,900	1,235			$41,864
Teradata Corp (a)	3,961	152	Electrical Components & Equipment - 0.85%
Western Digital Corp	20,215	1,418	Acuity Brands Inc	923	128
		$33,088	AMETEK Inc	11,383	886
Consumer Products - 0.14%			Energizer Holdings Inc	541	34
Avery Dennison Corp	5,020	576	Hubbell Inc	57,479	7,084
Church & Dwight Co Inc	626	35	Littelfuse Inc	187	41
Clorox Co/The	5,107	690			$8,173
		$1,301	Electronics - 2.26%
Cosmetics & Personal Care - 0.06%			ADT Inc	3,173	29
Coty Inc	26,678	357	Agilent Technologies Inc	12,526	827
Edgewell Personal Care Co (a)	4,040	218	Allegion PLC	793	65
		$575	Arrow Electronics Inc (a)	1,471	112
Distribution & Wholesale - 0.22%			Avnet Inc	2,535	111
HD Supply Holdings Inc (a)	6,507	286	Coherent Inc (a)	152	24
KAR Auction Services Inc	1,005	60	Corning Inc	13,817	459
LKQ Corp (a)	5,033	169	Flex Ltd (a)	674,800	9,420
Watsco Inc	189	33	FLIR Systems Inc	3,639	213
WESCO International Inc (a)	13,693	835	Fortive Corp	14,765	1,212
WW Grainger Inc	2,190	759	Garmin Ltd	3,113	194
		$2,142	Gentex Corp	3,573	83
Diversified Financial Services - 1.81%			Jabil Inc	3,917	110
			Keysight Technologies Inc (a)	116,829	6,776
Affiliated Managers Group Inc	5,245	839
Air Lease Corp	2,097	92	National Instruments Corp	14,323	627
Ally Financial Inc	43,460	1,163	PerkinElmer Inc	2,909	230
			Sensata Technologies Holding PLC (a)	2,401	131
Ameriprise Financial Inc	2,526	368	Trimble Inc (a)	28,011	989
BGC Partners Inc	18,639	200	Waters Corp (a)	92	18
Cboe Global Markets Inc	2,810	273
Credit Acceptance Corp (a)	49	19			$21,630
Discover Financial Services	5,704	408	Energy - Alternate Sources - 0.04%
E*TRADE Financial Corp (a)	164,672	9,849	First Solar Inc (a)	6,465	338
Franklin Resources Inc	5,349	184
Interactive Brokers Group Inc - A Shares	305	18	Engineering & Construction - 0.05%
Invesco Ltd	7,042	190	AECOM (a)	3,666	123
Jefferies Financial Group Inc	53,756	1,304	Fluor Corp	2,371	122
Lazard Ltd	439	24	Jacobs Engineering Group Inc	2,232	151
Legg Mason Inc	2,014	69	nVent Electric PLC	3,885	106
Nasdaq Inc	1,983	181			$502
Navient Corp	14,328	189	Entertainment - 1.20%
OneMain Holdings Inc (a)	1,859	62	Cinemark Holdings Inc	300,112	10,780
Raymond James Financial Inc	1,563	143	Dolby Laboratories Inc	1,308	84
Santander Consumer USA Holdings Inc	8,924	172	International Game Technology PLC	2,395	61
SLM Corp (a)	32,721	369	Lions Gate Entertainment Corp - A shares	1,357	32
Synchrony Financial	12,415	359	Lions Gate Entertainment Corp - B shares	2,337	54
T Rowe Price Group Inc	7,051	839	Madison Square Garden Co/The (a)	1,456	454
		$17,314			$11,465
Electric - 4.38%			Environmental Control - 1.17%
AES Corp/VA	19,770	264	Clean Harbors Inc (a)	1,218	70
Alliant Energy Corp	212,912	9,149	Republic Services Inc	141,323	10,243
Ameren Corp	6,388	396	Stericycle Inc (a)	12,755	891
Avangrid Inc	1,216	61			$11,204
CenterPoint Energy Inc	29,935	853	Food - 4.83%
CMS Energy Corp	4,759	230	Campbell Soup Co	929	38
Consolidated Edison Inc	7,571	598	Conagra Brands Inc	9,638	354
DTE Energy Co	86,359	9,373	Flowers Foods Inc	3,882	79
Edison International	5,371	358	Hain Celestial Group Inc/The (a)	6,173	176
Entergy Corp	6,228	506	Hershey Co/The	211	21
Evergy Inc	4,579	257	Hormel Foods Corp	220,415	7,928
Eversource Energy	5,352	325	Ingredion Inc	100,559	10,186
FirstEnergy Corp	26,257	930

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food (continued)			Home Builders (continued)
JM Smucker Co/The	4,311	$479	Thor Industries Inc	264	$25
Kellogg Co	3,501	249	Toll Brothers Inc	1,767	62
Kroger Co/The	446,609	12,952			$1,195
Lamb Weston Holdings Inc	17,752	1,248	Home Furnishings - 0.03%
McCormick & Co Inc/MD	1,934	227	Leggett & Platt Inc	2,932	128
Pilgrim's Pride Corp (a)	5,909	105	Whirlpool Corp	1,172	153
Pinnacle Foods Inc	2,001	133			$281
Post Holdings Inc (a)	599	52	Housewares - 0.02%
Seaboard Corp	7	25	Newell Brands Inc	7,623	200
Sysco Corp	166,789	11,210	Tupperware Brands Corp	550	20
TreeHouse Foods Inc (a)	1,179	56			$220
Tyson Foods Inc	7,146	412	Insurance - 11.98%
US Foods Holding Corp (a)	7,400	250
			Aflac Inc	227,084	10,568
		$46,180	Alleghany Corp	25,959	16,335
Forest Products & Paper - 0.06%			Allstate Corp/The	108,950	10,363
Domtar Corp	1,548	75	American Financial Group Inc/OH	88,505	9,973
International Paper Co	8,980	482	American National Insurance Co	5,618	725
		$557	Arch Capital Group Ltd (a)	5,503	168
Gas - 0.44%			Arthur J Gallagher & Co	162,448	11,590
Atmos Energy Corp	1,841	169	Assurant Inc	1,195	132
National Fuel Gas Co	39,240	2,107	Assured Guaranty Ltd	20,775	809
NiSource Inc	6,125	160	Athene Holding Ltd (a)	3,666	168
UGI Corp	5,063	269	AXA Equitable Holdings Inc	2,324	51
Vectren Corp	20,914	1,495	Axis Capital Holdings Ltd	8,963	506
		$4,200	Brighthouse Financial Inc (a)	2,226	97
Hand & Machine Tools - 0.13%			Brown & Brown Inc	4,638	136
Kennametal Inc	13,539	528	Cincinnati Financial Corp	2,597	196
Lincoln Electric Holdings Inc	300	28	CNA Financial Corp	849	40
Regal Beloit Corp	1,086	93	Erie Indemnity Co	153	19
Snap-on Inc	1,444	245	Everest Re Group Ltd	416	91
Stanley Black & Decker Inc	2,612	390	Fidelity National Financial Inc	256,911	10,405
		$1,284	First American Financial Corp	2,513	141
Healthcare - Products - 2.74%			Genworth Financial Inc (a)	72,290	333
Bruker Corp	7,116	231	Hanover Insurance Group Inc/The	26,637	3,341
Cooper Cos Inc/The	11,779	3,069	Hartford Financial Services Group Inc/The	8,780	463
DENTSPLY SIRONA Inc	16,938	815	Lincoln National Corp	3,690	251
Henry Schein Inc (a)	2,209	175	Loews Corp	4,753	241
Hill-Rom Holdings Inc	955	90	Markel Corp (a)	10,841	12,685
Hologic Inc (a)	249,958	10,726	Marsh & McLennan Cos Inc	66,870	5,574
Integra LifeSciences Holdings Corp (a)	353	22	Mercury General Corp	11,608	597
Patterson Cos Inc	4,653	114	Old Republic International Corp	8,579	183
QIAGEN NV (a)	10,345	374	ProAssurance Corp	18,531	765
STERIS PLC	74,960	8,580	Reinsurance Group of America Inc	1,090	154
Teleflex Inc	5,271	1,437	RenaissanceRe Holdings Ltd	3,139	414
West Pharmaceutical Services Inc	950	104	Torchmark Corp	10,964	966
Zimmer Biomet Holdings Inc	3,942	495	Unum Group	3,541	141
		$26,232	Voya Financial Inc	4,573	231
Healthcare - Services - 2.57%			White Mountains Insurance Group Ltd	72	66
Acadia Healthcare Co Inc (a)	1,874	74	Willis Towers Watson PLC	2,226	355
Brookdale Senior Living Inc (a)	7,680	74	WR Berkley Corp	199,546	15,128
Catalent Inc (a)	2,206	92	XL Group Ltd	2,745	154
Centene Corp (a)	13,328	1,737			$114,555
Charles River Laboratories International Inc	289	36	Internet - 0.07%
(a)			FireEye Inc (a)	4,972	77
DaVita Inc (a)	6,050	425	Symantec Corp	14,239	288
Envision Healthcare Corp (a)	2,088	92	TripAdvisor Inc (a)	740	43
HCA Healthcare Inc	51,050	6,342	Twitter Inc (a)	30	1
IQVIA Holdings Inc (a)	3,768	460	Zillow Group Inc - A Shares (a)	331	19
Laboratory Corp of America Holdings (a)	2,336	410	Zillow Group Inc - C Shares (a)	3,572	199
MEDNAX Inc (a)	2,003	86			$627
Molina Healthcare Inc (a)	205	21	Iron & Steel - 1.60%
Quest Diagnostics Inc	130,015	14,005	Nucor Corp	17,135	1,146
Universal Health Services Inc	2,227	272	Reliance Steel & Aluminum Co	148,335	13,380
WellCare Health Plans Inc (a)	1,667	445	Steel Dynamics Inc	13,532	637
		$24,571	United States Steel Corp	4,078	149
Holding Companies - Diversified - 0.00%					$15,312
Spectrum Brands Holdings Inc	476	42	Leisure Products & Services - 0.13%
			Brunswick Corp/DE	2,006	129
Home Builders - 0.13%			Harley-Davidson Inc	2,811	121
DR Horton Inc	3,999	175	Norwegian Cruise Line Holdings Ltd (a)	5,477	273
Lennar Corp - A Shares	9,800	512	Royal Caribbean Cruises Ltd	6,219	702
Lennar Corp - B Shares	6,313	273			$1,225
PulteGroup Inc	5,180	148

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Lodging - 0.14%			Oil & Gas - 7.09%
Choice Hotels International Inc	8,915	$692	Andeavor	3,537	$531
Extended Stay America Inc	2,092	44	Antero Resources Corp (a)	2,880	59
Hilton Worldwide Holdings Inc	3,280	258	Apache Corp	10,317	475
Hyatt Hotels Corp	1,097	86	Cabot Oil & Gas Corp	102,913	2,419
MGM Resorts International	7,996	251	Centennial Resource Development Inc/DE (a)	14,170	255
		$1,331	Chesapeake Energy Corp (a)	20,883	99
Machinery - Construction & Mining - 0.10%			Cimarex Energy Co	117,697	11,605
Oshkosh Corp	8,396	632	CNX Resources Corp (a)	5,140	84
Terex Corp	7,132	315	Concho Resources Inc (a)	8,374	1,222
		$947	Continental Resources Inc/OK (a)	5,645	360
Machinery - Diversified - 1.98%			Devon Energy Corp	317,881	14,308
AGCO Corp	154,851	9,759	Diamondback Energy Inc	10,223	1,349
Cummins Inc	5,036	719	Energen Corp (a)	122,358	9,077
Gardner Denver Holdings Inc (a)	7,923	226	EQT Corp	17,284	858
Gates Industrial Corp PLC (a)	1,481	23	Extraction Oil & Gas Inc (a)	2,551	39
IDEX Corp	440	68	Gulfport Energy Corp (a)	32,535	374
Nordson Corp	387	52	Helmerich & Payne Inc	16,015	983
Pentair PLC	5,128	229	Hess Corp	16,706	1,096
Roper Technologies Inc	7,383	2,229	HollyFrontier Corp	4,458	332
Wabtec Corp/DE	930	103	Kosmos Energy Ltd (a)	5,075	38
Xylem Inc/NY	72,366	5,540	Marathon Oil Corp	59,898	1,265
		$18,948	Marathon Petroleum Corp	9,319	753
Media - 1.58%			Murphy Oil Corp	3,851	128
CBS Corp	149,000	7,848	Nabors Industries Ltd	8,059	48
Discovery Inc - A Shares (a)	3,461	92	Newfield Exploration Co (a)	3,027	87
Discovery Inc - C Shares (a)	18,309	449	Noble Energy Inc	16,870	609
DISH Network Corp (a)	17,981	567	Parsley Energy Inc (a)	330,268	10,380
John Wiley & Sons Inc	1,114	70	Patterson-UTI Energy Inc	10,057	173
Liberty Broadband Corp - A Shares (a)	10,114	802	PBF Energy Inc	2,665	124
Liberty Broadband Corp - C Shares (a)	21,609	1,717	PDC Energy Inc (a)	113,971	7,178
			QEP Resources Inc (a)	6,004	62
Liberty Media Corp-Liberty Formula One - A	787	27
Shares (a)			Range Resources Corp	10,503	162
Liberty Media Corp-Liberty Formula One - C	12,573	444	SM Energy Co	2,781	77
Shares (a)			Southwestern Energy Co (a)	50,085	257
Liberty Media Corp-Liberty SiriusXM - A	22,685	1,070	Transocean Ltd (a)	9,799	126
Shares (a)			Whiting Petroleum Corp (a)	6,964	346
			WPX Energy Inc (a)	24,896	467
Liberty Media Corp-Liberty SiriusXM - C	24,283	1,147
Shares (a)					$67,805
News Corp - A Shares	8,899	134	Oil & Gas Services - 0.04%
News Corp - B Shares	3,266	50	Apergy Corp (a)	1,776	73
TEGNA Inc	30,300	334	National Oilwell Varco Inc	6,455	314
Tribune Media Co	2,097	71	RPC Inc	1,209	18
Viacom Inc - A Shares	496	17			$405
Viacom Inc - B Shares	9,114	265	Packaging & Containers - 1.24%
		$15,104	Ardagh Group SA	860	14
Metal Fabrication & Hardware - 0.04%			Ball Corp	5,809	226
Timken Co/The	6,286	309	Bemis Co Inc	25,230	1,158
Valmont Industries Inc	552	78	Berry Global Group Inc (a)	1,588	78
		$387	Graphic Packaging Holding Co	6,027	88
			Owens-Illinois Inc (a)	3,985	74
Mining - 0.16%
Alcoa Corp (a)	5,357	232	Packaging Corp of America	85,300	9,630
Freeport-McMoRan Inc	34,780	574	Sealed Air Corp	1,221	54
Newmont Mining Corp	19,177	703	Silgan Holdings Inc	1,427	39
Southern Copper Corp	100	5	Sonoco Products Co	2,287	128
		$1,514	WestRock Co	6,515	378
Miscellaneous Manufacturers - 5.89%					$11,867
AptarGroup Inc	116,114	11,893	Pharmaceuticals - 1.63%
Carlisle Cos Inc	2,993	368	Agios Pharmaceuticals Inc (a)	59	5
Colfax Corp (a)	217,460	7,024	Akorn Inc (a)	2,540	47
Crane Co	8,614	780	Cardinal Health Inc	34,503	1,723
			Herbalife Nutrition Ltd (a)	1,589	82
Donaldson Co Inc	599	28	Jazz Pharmaceuticals PLC (a)	316	55
Dover Corp	2,564	213	Mylan NV (a)	26,908	1,004
Hexcel Corp	9,101	628
Ingersoll-Rand PLC	125,449	12,358	Perrigo Co PLC	157,286	12,665
			Premier Inc (a)	760	28
ITT Inc	2,051	116
Parker-Hannifin Corp	50,110	8,471			$15,609
Textron Inc	209,972	14,335	Pipelines - 0.30%
Trinity Industries Inc	3,450	132	Cheniere Energy Inc (a)	17,929	1,138
		$56,346	ONEOK Inc	6,090	429
Office & Business Equipment - 0.01%			Targa Resources Corp	11,844	605
Xerox Corp	4,831	125	Williams Cos Inc/The	23,996	714
					$2,886

See accompanying notes.

Schedule of Investments MidCap Value Fund I July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Real Estate - 0.42%			REITs (continued)
CBRE Group Inc (a)	33,560	$1,672	Sun Communities Inc	5,942	$576
Howard Hughes Corp/The (a)	3,327	451	Taubman Centers Inc	470	29
Jones Lang LaSalle Inc	6,113	1,045	Two Harbors Investment Corp	4,412	68
Realogy Holdings Corp	37,881	828	UDR Inc	11,918	458
		$3,996	Uniti Group Inc	3,824	68
REITs - 6.71%			Ventas Inc	24,917	1,405
AGNC Investment Corp	12,305	240	VEREIT Inc	16,379	125
Alexandria Real Estate Equities Inc	2,339	298	VICI Properties Inc (b)	6,305	128
American Campus Communities Inc	2,984	123	Vornado Realty Trust	9,234	664
American Homes 4 Rent	25,164	557	Weingarten Realty Investors	8,897	269
Annaly Capital Management Inc	52,871	567	Welltower Inc	6,292	394
Apartment Investment & Management Co	5,809	247	Weyerhaeuser Co	27,075	925
Apple Hospitality REIT Inc	67,382	1,213	WP Carey Inc	14,091	921
AvalonBay Communities Inc	13,610	2,407			$64,137
Boston Properties Inc	5,517	692	Retail - 4.74%
Brandywine Realty Trust	43,598	718	Advance Auto Parts Inc	4,135	584
Brixmor Property Group Inc	70,689	1,251	AutoNation Inc (a)	195,741	9,500
Camden Property Trust	18,752	1,736	AutoZone Inc (a)	205	144
Chimera Investment Corp	4,618	88	Best Buy Co Inc	14,791	1,110
Columbia Property Trust Inc	3,697	86	Burlington Stores Inc (a)	4,900	749
CoreCivic Inc	12,510	321	CarMax Inc (a)	1,185	88
Corporate Office Properties Trust	2,356	70	Casey's General Stores Inc	808	88
CubeSmart	4,194	127	Darden Restaurants Inc	116,963	12,508
CyrusOne Inc	2,160	134	Dick's Sporting Goods Inc	5,948	203
DCT Industrial Trust Inc	5,395	361	Dollar General Corp	7,604	746
Digital Realty Trust Inc	3,474	422	Dollar Tree Inc (a)	6,138	560
Douglas Emmett Inc	2,710	105	Foot Locker Inc	3,272	160
Duke Realty Corp	35,014	1,020	Gap Inc/The	15,601	471
Empire State Realty Trust Inc	3,272	54	Genuine Parts Co	2,416	235
EPR Properties	2,618	174	Kohl's Corp	4,195	310
Equity Commonwealth (a)	2,810	91	L Brands Inc	4,513	143
Equity Residential	12,200	798	Macy's Inc	22,327	887
Essex Property Trust Inc	3,640	875	Michaels Cos Inc/The (a)	27,567	562
Extra Space Storage Inc	880	83	MSC Industrial Direct Co Inc	5,409	458
Federal Realty Investment Trust	1,233	155	Nu Skin Enterprises Inc	7,506	547
Forest City Realty Trust Inc	46,739	1,167	Penske Automotive Group Inc	971	51
Gaming and Leisure Properties Inc	5,081	184	Qurate Retail Inc (a)	51,545	1,097
GGP Inc	10,510	224	Tapestry Inc	10,359	488
HCP Inc	12,156	315	Tiffany & Co	56,858	7,822
Highwoods Properties Inc	26,136	1,283	Williams-Sonoma Inc	1,537	90
Hospitality Properties Trust	61,048	1,726	World Fuel Services Corp	20,120	560
Host Hotels & Resorts Inc	24,386	511	Yum China Holdings Inc	22,768	822
Hudson Pacific Properties Inc	3,169	109	Yum! Brands Inc	54,950	4,357
Invitation Homes Inc	5,046	117			$45,340
Iron Mountain Inc	4,796	168	Savings & Loans - 0.02%
JBG SMITH Properties	3,959	145	New York Community Bancorp Inc	10,949	118
Kilroy Realty Corp	2,737	200	People's United Financial Inc	5,845	107
Kimco Realty Corp	19,159	320			$225
Lamar Advertising Co	159,698	11,759	Semiconductors - 0.24%
Liberty Property Trust	26,405	1,132	Analog Devices Inc	7,522	723
Life Storage Inc	1,037	99	Cypress Semiconductor Corp	2,406	43
Macerich Co/The	2,507	148	Marvell Technology Group Ltd	36,193	771
Medical Properties Trust Inc	8,474	122	Qorvo Inc (a)	2,973	243
MFA Financial Inc	29,406	237	Skyworks Solutions Inc	895	85
Mid-America Apartment Communities Inc	2,658	268	Teradyne Inc	2,710	117
National Retail Properties Inc	384,705	17,162	Xilinx Inc	4,450	321
New Residential Investment Corp	43,962	786			$2,303
Omega Healthcare Investors Inc	3,035	90	Shipbuilding - 0.00%
Outfront Media Inc	4,380	93	Huntington Ingalls Industries Inc	107	25
Paramount Group Inc	38,580	596
Park Hotels & Resorts Inc	33,088	1,035	Software - 4.55%
Piedmont Office Realty Trust Inc	17,110	338	Akamai Technologies Inc (a)	8,217	619
Prologis Inc	11,547	758	ANSYS Inc (a)	2,750	464
Rayonier Inc	3,042	106	Aspen Technology Inc (a)	552	53
Realty Income Corp	4,806	268	Autodesk Inc (a)	6,535	839
Regency Centers Corp	4,035	257	Black Knight Inc (a)	168,365	8,696
Retail Properties of America Inc	11,052	139	CA Inc	7,722	341
Retail Value Inc (a)	3,906	129
			Cerner Corp (a)	17,371	1,078
Sabra Health Care REIT Inc	11,895	257	Dun & Bradstreet Corp/The	4,640	584
Senior Housing Properties Trust	20,158	360	Fidelity National Information Services Inc	131,852	13,598
SL Green Realty Corp	1,445	149	Nuance Communications Inc (a)	648,367	9,576
Spirit Realty Capital Inc	10,133	85	SS&C Technologies Holdings Inc	1,057	56
Starwood Property Trust Inc	6,009	137	Synopsys Inc (a)	83,233	7,444
STORE Capital Corp	4,193	115

See accompanying notes.

Schedule of Investments MidCap Value Fund I July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Software (continued)			Sector	Percent
Take-Two Interactive Software Inc (a)	775	$88	Financial	25.67%
Zynga Inc (a)	16,563	63	Consumer, Non-cyclical	16.26%
		$43,499	Industrial	16.16%
Telecommunications - 2.37%			Consumer, Cyclical	11.15%
ARRIS International PLC (a)	274,988	6,945	Technology	8.26%
CenturyLink Inc	84,041	1,577	Energy	7.49%
CommScope Holding Co Inc (a)	4,109	132	Utilities	4.98%
EchoStar Corp (a)	1,035	47	Communications	4.74%
GCI Liberty Inc (a)	9,694	466	Basic Materials	4.52%
Juniper Networks Inc	35,342	931	Investment Companies	1.46%
LogMeIn Inc	3,198	260	Diversified	0.00%
Motorola Solutions Inc	99,158	12,028	Other Assets and Liabilities	(0.69)%
Sprint Corp (a)	13,950	76	TOTAL NET ASSETS	100.00%
Telephone & Data Systems Inc	9,284	234
United States Cellular Corp (a)	255	9
		$22,705
Textiles - 0.02%
Mohawk Industries Inc (a)	1,054	199

Toys, Games & Hobbies - 1.41%
Hasbro Inc	135,593	13,506

Transportation - 1.17%
Expeditors International of Washington Inc	10,020	763
Genesee & Wyoming Inc (a)	1,165	100
Kansas City Southern	4,902	570
Kirby Corp (a)	1,392	116
Knight-Swift Transportation Holdings Inc	2,902	95
Landstar System Inc	83,200	9,248
Old Dominion Freight Line Inc	1,480	217
Ryder System Inc	1,180	92
Schneider National Inc	1,322	35
		$11,236
Water - 0.16%
American Water Works Co Inc	3,014	266
Aqua America Inc	34,944	1,291
		$1,557
TOTAL COMMON STOCKS		$949,186
INVESTMENT COMPANIES - 1.46%	Shares Held	Value (000's)
Money Market Funds - 1.46%
Principal Government Money Market Fund	13,943,888	13,944
1.76%(c),(d)

TOTAL INVESTMENT COMPANIES		$13,944
Total Investments		$963,130
Other Assets and Liabilities - (0.69)%		$(6,636)
TOTAL NET ASSETS - 100.00%		$956,494

(a)	Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield shown is as of period end.

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
		Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$281,224	$267,280	$13,944
		$—		$281,224	$267,280	$13,944

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$239		$—		$—	$—
	$239		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
July 31, 2018 (unaudited)

Restricted Securities

Security Name	Acquisition Date		Cost		Value	Percent of Net Assets
VICI Properties Inc	4/12/2018-7/18/2018			$119	$128	0.01%
Total					$128	0.01%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2018	Long	12	$2,383			$6
Total						$6

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS - 99.46%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.03%			Banks (continued)
Interpublic Group of Cos Inc/The	9,128	$206	TCF Financial Corp	6,268	$157
Omnicom Group Inc	2,022	139	Texas Capital Bancshares Inc (a)	724	66
		$345	Umpqua Holdings Corp	8,159	174
Aerospace & Defense - 2.32%			Valley National Bancorp	429,486	5,003
Arconic Inc	11,454	248	Webster Financial Corp	3,221	208
Curtiss-Wright Corp	1,537	205	Western Alliance Bancorp (a)	84,488	4,792
L3 Technologies Inc	37,857	8,118	Wintrust Financial Corp	2,053	180
Rockwell Collins Inc	5,210	724	Zions Bancorporation	132,646	6,857
Spirit AeroSystems Holdings Inc	193,279	18,023			$90,911
Teledyne Technologies Inc (a)	1,584	348	Beverages - 1.43%
		$27,666	Coca-Cola European Partners PLC	309,613	12,768
Agriculture - 0.08%			Molson Coors Brewing Co	64,902	4,349
Archer-Daniels-Midland Co	14,787	713			$17,117
Bunge Ltd	3,728	258	Biotechnology - 0.05%
		$971	Alnylam Pharmaceuticals Inc (a)	348	33
Airlines - 0.49%			Bio-Rad Laboratories Inc (a)	963	295
Alaska Air Group Inc	3,180	200	Bluebird Bio Inc (a)	529	82
American Airlines Group Inc	11,116	439	United Therapeutics Corp (a)	1,457	179
Copa Holdings SA	46,345	4,511			$589
JetBlue Airways Corp (a)	8,372	151	Building Materials - 2.08%
United Continental Holdings Inc (a)	6,588	530	Eagle Materials Inc	294	29
		$5,831	Fortune Brands Home & Security Inc	2,251	131
Apparel - 1.12%			Johnson Controls International plc	330,042	12,380
Columbia Sportswear Co	1,085	94	Lennox International Inc	349	76
Hanesbrands Inc	186,770	4,157	Martin Marietta Materials Inc	138	28
Michael Kors Holdings Ltd (a)	121,700	8,122	Masco Corp	2,598	105
PVH Corp	2,028	311	Owens Corning	191,304	11,902
Ralph Lauren Corp	2,357	318	USG Corp (a)	3,027	131
Skechers U.S.A. Inc (a)	2,640	73	Vulcan Materials Co	209	23
Under Armour Inc - Class A (a)	1,603	32			$24,805
VF Corp	3,319	306	Chemicals - 4.02%
		$13,413	Albemarle Corp	2,915	275
Automobile Manufacturers - 0.05%			Ashland Global Holdings Inc	2,233	183
PACCAR Inc	9,092	597	Axalta Coating Systems Ltd (a)	449,549	13,599
			Cabot Corp	93,873	6,205
Automobile Parts & Equipment - 1.34%			Celanese Corp	1,315	155
Adient PLC	130,922	6,236	CF Industries Holdings Inc	6,173	274
Aptiv PLC	924	91	Eastman Chemical Co	100,711	10,436
BorgWarner Inc	8,592	395	FMC Corp	2,104	189
Goodyear Tire & Rubber Co/The	8,669	210	Huntsman Corp	7,892	265
Lear Corp	49,959	8,999	International Flavors & Fragrances Inc	1,205	160
Visteon Corp (a)	473	55	Mosaic Co/The	9,295	280
		$15,986	NewMarket Corp	35	14
Banks - 7.61%			Olin Corp	6,134	181
Associated Banc-Corp	6,186	167	RPM International Inc	2,769	178
Bank of Hawaii Corp	1,468	118	Univar Inc (a)	175,264	4,818
Bank OZK	4,317	177	Valvoline Inc	6,921	156
BankUnited Inc	3,893	151	Versum Materials Inc	273,550	10,546
BOK Financial Corp	1,020	99	Westlake Chemical Corp	236	25
CIT Group Inc	6,008	318	WR Grace & Co	666	49
Citizens Financial Group Inc	188,651	7,505			$47,988
Comerica Inc	75,322	7,302	Commercial Services - 2.41%
Commerce Bancshares Inc/MO	2,512	168	AMERCO	255	96
Cullen/Frost Bankers Inc	2,714	300	Aramark	6,465	260
East West Bancorp Inc	5,729	371	Booz Allen Hamilton Holding Corp	1,560	74
Fifth Third Bancorp	283,933	8,402	Bright Horizons Family Solutions Inc (a)	393	42
First Citizens BancShares Inc/NC	309	126	CoreLogic Inc/United States (a)	1,035	50
First Hawaiian Inc	2,557	72	Equifax Inc	2,306	289
First Horizon National Corp	11,617	208	Euronet Worldwide Inc (a)	829	76
First Republic Bank/CA	4,247	420	Graham Holdings Co	167	93
FNB Corp/PA	955,264	12,256	H&R Block Inc	6,351	160
Huntington Bancshares Inc/OH	43,061	665	IHS Markit Ltd (a)	14,351	761
KeyCorp	1,100,108	22,959	Korn/Ferry International	152,000	10,029
M&T Bank Corp	5,394	935	ManpowerGroup Inc	2,301	215
Northern Trust Corp	5,895	644	Nielsen Holdings PLC	249,385	5,875
PacWest Bancorp	3,316	167	Quanta Services Inc (a)	3,958	135
Popular Inc	3,775	187	Sabre Corp	1,566	39
Prosperity Bancshares Inc	2,429	170	Service Corp International/US	4,835	190
Regions Financial Corp	432,576	8,050	Total System Services Inc	105,741	9,680
Signature Bank/New York NY	535	59	Western Union Co/The	8,828	178
SunTrust Banks Inc	17,162	1,237	Worldpay Inc (a)	7,043	579
SVB Financial Group (a)	324	100			$28,821
Synovus Financial Corp	2,860	141

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers - 1.14%			Electric (continued)
Amdocs Ltd	3,782	$256	SCANA Corp	4,837	$193
Conduent Inc (a)	6,463	116	Sempra Energy	7,002	809
Dell Technologies Inc Class V (a)	6,975	645	Vistra Energy Corp (a)	18,386	416
DXC Technology Co	76,880	6,515	WEC Energy Group Inc	8,359	555
Genpact Ltd	3,223	98	Xcel Energy Inc	364,179	17,065
Leidos Holdings Inc	3,788	259			$89,993
NCR Corp (a)	712	20	Electrical Components & Equipment - 0.92%
Perspecta Inc	222,300	4,824	Acuity Brands Inc	1,444	201
Teradata Corp (a)	1,194	46	AMETEK Inc	137,222	10,676
Western Digital Corp	11,207	786	Energizer Holdings Inc	850	54
		$13,565	Hubbell Inc	641	79
Consumer Products - 0.39%			Littelfuse Inc	136	29
Central Garden & Pet Co - A Shares (a)	112,100	4,497			$11,039
Church & Dwight Co Inc	983	55	Electronics - 1.96%
Clorox Co/The	448	61	ADT Inc	4,975	45
		$4,613	Agilent Technologies Inc	86,542	5,715
Cosmetics & Personal Care - 0.01%			Allegion PLC	1,241	101
Coty Inc	12,327	165	Arrow Electronics Inc (a)	2,305	175
			Avnet Inc	3,974	174
Distribution & Wholesale - 0.06%			Coherent Inc (a)	237	37
HD Supply Holdings Inc (a)	6,076	267	Corning Inc	21,649	718
KAR Auction Services Inc	1,575	93	FLIR Systems Inc	5,704	334
LKQ Corp (a)	6,805	228	Fortive Corp	1,826	150
Watsco Inc	295	51	Garmin Ltd	4,878	305
WESCO International Inc (a)	1,880	115	Gentex Corp	5,598	130
		$754	Jabil Inc	5,682	160
Diversified Financial Services - 4.75%			Keysight Technologies Inc (a)	7,896	458
Affiliated Managers Group Inc	1,433	229	National Instruments Corp	704	31
Air Lease Corp	3,287	144	PerkinElmer Inc	4,558	361
Ally Financial Inc	11,406	305	Sensata Technologies Holding PLC (a)	3,762	205
Ameriprise Financial Inc	3,205	467	SYNNEX Corp	67,400	6,502
BGC Partners Inc	9,525	102	Trimble Inc (a)	6,600	233
Cboe Global Markets Inc	213	21	Vishay Intertechnology Inc	300,300	7,507
Credit Acceptance Corp (a)	77	29	Waters Corp (a)	146	29
Discover Financial Services	122,500	8,748			$23,370
E*TRADE Financial Corp (a)	8,419	503	Energy - Alternate Sources - 0.01%
Franklin Resources Inc	8,381	288	First Solar Inc (a)	2,782	146
Interactive Brokers Group Inc - A Shares	484	29
Invesco Ltd	10,735	290	Engineering & Construction - 0.07%
Jefferies Financial Group Inc	385,097	9,338	AECOM (a)	5,743	193
Lazard Ltd	151,087	8,204	Fluor Corp	3,714	190
Legg Mason Inc	3,156	108	Jacobs Engineering Group Inc	3,499	237
Nasdaq Inc	3,105	284	nVent Electric PLC	6,089	167
Navient Corp	718,988	9,498			$787
OneMain Holdings Inc (a)	2,914	97	Entertainment - 1.67%
Raymond James Financial Inc	2,449	224	Cinemark Holdings Inc	3,936	141
Santander Consumer USA Holdings Inc	4,363	84	Dolby Laboratories Inc	2,051	132
SLM Corp (a)	1,014,056	11,449	Eldorado Resorts Inc (a)	206,400	8,844
Synchrony Financial	210,250	6,085	International Game Technology PLC	316,652	8,005
T Rowe Price Group Inc	1,250	149	Lions Gate Entertainment Corp - A shares	2,128	51
		$56,675	Lions Gate Entertainment Corp - B shares	3,663	84
Electric - 7.54%			Madison Square Garden Co/The (a)	572	179
AES Corp/VA	30,973	414	SeaWorld Entertainment Inc (a)	115,826	2,467
Alliant Energy Corp	6,129	263			$19,903
Ameren Corp	10,009	621	Environmental Control - 0.77%
Avangrid Inc	1,905	95	Clean Harbors Inc (a)	1,909	109
CenterPoint Energy Inc	173,306	4,936	Republic Services Inc	7,784	564
CMS Energy Corp	7,458	361	Stericycle Inc (a)	2,873	201
Consolidated Edison Inc	185,060	14,607	Waste Management Inc	92,000	8,280
DTE Energy Co	4,790	520			$9,154
Edison International	8,416	561	Food - 0.78%
Entergy Corp	176,400	14,338	Campbell Soup Co	1,456	60
Evergy Inc	7,172	402	Conagra Brands Inc	15,101	554
Eversource Energy	8,386	509	Flowers Foods Inc	6,084	124
FirstEnergy Corp	378,629	13,415	Hain Celestial Group Inc/The (a)	3,233	92
Hawaiian Electric Industries Inc	3,673	129	Hershey Co/The	336	33
MDU Resources Group Inc	6,583	191	Hormel Foods Corp	7,193	259
NRG Energy Inc	14,092	446	Ingredion Inc	3,224	327
OGE Energy Corp	9,704	352	JM Smucker Co/The	40,889	4,544
PG&E Corp	20,142	868	Kellogg Co	5,485	390
Pinnacle West Capital Corp	204,057	16,412	Kroger Co/The	31,929	926
PPL Corp	18,550	534	Lamb Weston Holdings Inc	3,876	272
Public Service Enterprise Group Inc	19,023	981	McCormick & Co Inc/MD	3,030	356

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food (continued)			Home Furnishings (continued)
Pilgrim's Pride Corp (a)	1,793	$32	Whirlpool Corp	80,375	$10,537
Pinnacle Foods Inc	3,135	208			$10,737
Post Holdings Inc (a)	939	81	Housewares - 0.03%
Seaboard Corp	10	36	Newell Brands Inc	11,944	313
TreeHouse Foods Inc (a)	1,847	88
Tyson Foods Inc	11,195	645	Insurance - 7.12%
US Foods Holding Corp (a)	9,057	306	Alleghany Corp	344	216
		$9,333	American Financial Group Inc/OH	86,597	9,759
Forest Products & Paper - 0.07%			American National Insurance Co	388	50
Domtar Corp	2,427	117	Arch Capital Group Ltd (a)	8,622	263
International Paper Co	14,070	756	Arthur J Gallagher & Co	4,775	341
		$873	Assurant Inc	1,872	206
Gas - 1.20%			Assured Guaranty Ltd	4,176	163
Atmos Energy Corp	144,983	13,320	Athene Holding Ltd (a)	5,746	264
National Fuel Gas Co	2,756	148	AXA Equitable Holdings Inc	254,942	5,606
NiSource Inc	9,595	251	Axis Capital Holdings Ltd	136,794	7,737
UGI Corp	7,935	421	Brighthouse Financial Inc (a)	3,489	151
Vectren Corp	2,825	202	Brown & Brown Inc	5,731	168
		$14,342	Cincinnati Financial Corp	4,068	308
Hand & Machine Tools - 1.42%			CNA Financial Corp	1,329	62
Regal Beloit Corp	1,700	146	Erie Indemnity Co	243	30
Snap-on Inc	2,262	384	Everest Re Group Ltd	648	141
Stanley Black & Decker Inc	110,282	16,484	Fidelity National Financial Inc	212,384	8,601
		$17,014	First American Financial Corp	154,338	8,643
Healthcare - Products - 0.27%			Hanover Insurance Group Inc/The	73,069	9,165
Bruker Corp	2,032	66	Hartford Financial Services Group Inc/The	13,758	725
Cooper Cos Inc/The	1,075	280	Lincoln National Corp	72,083	4,909
DENTSPLY SIRONA Inc	5,922	285	Loews Corp	7,446	378
Henry Schein Inc (a)	3,461	275	Markel Corp (a)	328	384
Hill-Rom Holdings Inc	789	74	Old Republic International Corp	10,294	219
Hologic Inc (a)	7,181	308	Reinsurance Group of America Inc	1,707	242
Integra LifeSciences Holdings Corp (a)	555	35	RenaissanceRe Holdings Ltd	1,313	173
QIAGEN NV (a)	5,865	212	Torchmark Corp	4,565	402
STERIS PLC	3,507	401	Unum Group	198,347	7,880
Teleflex Inc	1,498	408	Voya Financial Inc	7,165	362
West Pharmaceutical Services Inc	1,487	163	White Mountains Insurance Group Ltd	110	100
Zimmer Biomet Holdings Inc	5,392	677	Willis Towers Watson PLC	106,293	16,946
		$3,184	WR Berkley Corp	2,516	191
Healthcare - Services - 4.07%			XL Group Ltd	4,301	242
Acadia Healthcare Co Inc (a)	2,937	116			$85,027
Catalent Inc (a)	3,457	144	Internet - 0.04%
Centene Corp (a)	78,206	10,192	FireEye Inc (a)	2,149	33
Charles River Laboratories International Inc	452	56	Symantec Corp	16,389	331
(a)			Zillow Group Inc - A Shares (a)	523	30
			Zillow Group Inc - C Shares (a)	834	47
Cigna Corp	103,119	18,502
DaVita Inc (a)	1,723	121			$441
Envision Healthcare Corp (a)	3,272	145	Iron & Steel - 0.66%
IQVIA Holdings Inc (a)	5,904	720	Nucor Corp	103,635	6,936
Laboratory Corp of America Holdings (a)	64,157	11,249	Reliance Steel & Aluminum Co	3,345	302
MEDNAX Inc (a)	3,136	134	Steel Dynamics Inc	8,488	400
Molina Healthcare Inc (a)	323	34	United States Steel Corp	6,391	233
Quest Diagnostics Inc	5,258	567			$7,871
Syneos Health Inc (a)	123,100	6,066	Leisure Products & Services - 2.96%
Universal Health Services Inc	3,487	426	Brunswick Corp/DE	2,862	184
WellCare Health Plans Inc (a)	416	111	Harley-Davidson Inc	4,407	189
		$48,583	Norwegian Cruise Line Holdings Ltd (a)	261,582	13,087
Holding Companies - Diversified - 0.01%			Royal Caribbean Cruises Ltd	193,672	21,838
Spectrum Brands Holdings Inc	745	65			$35,298
			Lodging - 0.70%
Home Builders - 1.36%			Extended Stay America Inc	365,578	7,783
DR Horton Inc	6,266	274	Hyatt Hotels Corp	1,719	135
Lennar Corp - A Shares	97,292	5,086	MGM Resorts International	12,528	393
Lennar Corp - B Shares	556	24			$8,311
PulteGroup Inc	8,116	231	Machinery - Construction & Mining - 0.03%
Taylor Morrison Home Corp (a)	327,400	6,394	Oshkosh Corp	2,705	204
Thor Industries Inc	412	39	Terex Corp	2,777	122
Toll Brothers Inc	2,768	98			$326
William Lyon Homes (a)	188,300	4,110	Machinery - Diversified - 0.21%
		$16,256	AGCO Corp	2,432	153
Home Furnishings - 0.90%			Cummins Inc	2,585	369
Leggett & Platt Inc	4,595	200	Gardner Denver Holdings Inc (a)	3,031	87
			Gates Industrial Corp PLC (a)	2,323	36
			IDEX Corp	688	106

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified (continued)			Oil & Gas (continued)
Nordson Corp	606	$81	Kosmos Energy Ltd (a)	7,954	$60
Pentair PLC	6,798	304	Marathon Oil Corp	34,071	720
Roper Technologies Inc	3,073	928	Marathon Petroleum Corp	106,600	8,617
Wabtec Corp/DE	1,455	160	Murphy Oil Corp	6,034	201
Xylem Inc/NY	3,681	282	Nabors Industries Ltd	12,627	76
		$2,506	Newfield Exploration Co (a)	4,745	136
Media - 1.68%			Noble Energy Inc	12,708	459
Discovery Inc - A Shares (a)	5,423	144	Parsley Energy Inc (a)	246,938	7,761
Discovery Inc - C Shares (a)	13,943	342	Patterson-UTI Energy Inc	8,127	140
DISH Network Corp (a)	9,402	297	PBF Energy Inc	4,177	195
John Wiley & Sons Inc	1,745	110	QEP Resources Inc (a)	9,407	98
Liberty Broadband Corp - A Shares (a)	912	73	Range Resources Corp	7,398	114
Liberty Broadband Corp - C Shares (a)	2,756	219	SM Energy Co	4,359	120
Liberty Media Corp-Liberty Formula One - A	925	31	Transocean Ltd (a)	15,350	198
Shares (a)			Vermilion Energy Inc	470,686	16,182
Liberty Media Corp-Liberty Formula One - C	5,222	184	Whiting Petroleum Corp (a)	133,769	6,641
Shares (a)			WildHorse Resource Development Corp (a)	233,900	5,129
Liberty Media Corp-Liberty SiriusXM - A	3,018	142	WPX Energy Inc (a)	10,505	197
Shares (a)					$87,662
Liberty Media Corp-Liberty SiriusXM - C	4,503	213	Oil & Gas Services - 0.45%
Shares (a)			Apergy Corp (a)	2,785	114
Meredith Corp	161,924	8,606	Mammoth Energy Services Inc	128,000	4,764
News Corp - A Shares	13,941	210	National Oilwell Varco Inc	10,115	492
News Corp - B Shares	5,117	78	RPC Inc	1,933	29
Tribune Media Co	3,288	111			$5,399
Viacom Inc - A Shares	796	28	Packaging & Containers - 0.51%
Viacom Inc - B Shares	318,779	9,261	Ardagh Group SA	1,396	22
		$20,049	Ball Corp	9,102	355
Metal Fabrication & Hardware - 0.69%			Bemis Co Inc	3,307	152
Rexnord Corp (a)	263,100	7,956	Berry Global Group Inc (a)	2,489	122
Timken Co/The	2,519	124	Graphic Packaging Holding Co	9,447	137
Valmont Industries Inc	800	112	Owens-Illinois Inc (a)	6,244	117
		$8,192	Sealed Air Corp	1,914	84
Mining - 0.65%			Silgan Holdings Inc	2,236	61
Alcoa Corp (a)	55,696	2,410	Sonoco Products Co	3,583	200
Freeport-McMoRan Inc	289,789	4,781	WestRock Co	82,906	4,807
Newmont Mining Corp	14,116	518			$6,057
		$7,709	Pharmaceuticals - 1.08%
Miscellaneous Manufacturers - 1.15%			Agios Pharmaceuticals Inc (a)	113	10
AptarGroup Inc	2,190	224	Cardinal Health Inc	192,731	9,627
Carlisle Cos Inc	1,577	194	Herbalife Nutrition Ltd (a)	2,491	129
Crane Co	1,903	173	Horizon Pharma Plc (a)	116,212	2,049
Donaldson Co Inc	547	26	Jazz Pharmaceuticals PLC (a)	494	85
Dover Corp	4,017	333	Mylan NV (a)	18,907	705
Hexcel Corp	2,682	185	Perrigo Co PLC	3,422	275
Ingersoll-Rand PLC	111,571	10,991	Premier Inc (a)	1,193	45
ITT Inc	3,214	182			$12,925
Parker-Hannifin Corp	4,069	688	Pipelines - 0.95%
Textron Inc	8,259	564	Cheniere Energy Inc (a)	3,508	223
Trinity Industries Inc	5,405	206	ONEOK Inc	144,741	10,195
		$13,766	Targa Resources Corp	5,724	292
Office & Business Equipment - 0.29%			Williams Cos Inc/The	21,942	653
Xerox Corp	132,269	3,435			$11,363
			Real Estate - 0.90%
Oil & Gas - 7.34%			CBRE Group Inc (a)	205,377	10,227
Andeavor	5,538	831	Howard Hughes Corp/The (a)	822	112
Antero Resources Corp (a)	4,497	92	Jones Lang LaSalle Inc	2,082	356
Apache Corp	14,098	649	Realogy Holdings Corp	4,750	104
Cabot Oil & Gas Corp	3,116	73			$10,799
Chesapeake Energy Corp (a)	1,069,135	5,046	REITs - 9.16%
Cimarex Energy Co	2,175	215	AGNC Investment Corp	19,278	375
CNX Resources Corp (a)	8,054	131	Alexandria Real Estate Equities Inc	3,665	467
Concho Resources Inc (a)	4,680	683	American Campus Communities Inc	4,676	193
Continental Resources Inc/OK (a)	1,795	115	American Homes 4 Rent	9,141	202
Devon Energy Corp	672,555	30,271	Annaly Capital Management Inc	48,036	515
Diamondback Energy Inc	1,924	254	Apartment Investment & Management Co	7,033	300
Energen Corp (a)	4,443	330	Apple Hospitality REIT Inc	8,150	147
EQT Corp	7,011	348	AvalonBay Communities Inc	5,081	899
Extraction Oil & Gas Inc (a)	3,995	60	Boston Properties Inc	5,746	721
Helmerich & Payne Inc	5,057	310	Brandywine Realty Trust	6,795	112
Hess Corp	10,505	689	Brixmor Property Group Inc	10,621	188
HollyFrontier Corp	6,985	521	Camden Property Trust	3,778	350
			Chimera Investment Corp	7,237	138

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs (continued)				Retail (continued)
Columbia Property Trust Inc	4,336	$101		Casey's General Stores Inc	1,264	$138
Corporate Office Properties Trust	3,692	110		Darden Restaurants Inc	1,626	174
CubeSmart	6,571	199		Dick's Sporting Goods Inc	3,055	104
CyrusOne Inc	3,385	210		Dollar General Corp	157,683	15,477
DCT Industrial Trust Inc	3,389	227		Dollar Tree Inc (a)	7,268	663
Digital Realty Trust Inc	5,442	661		Foot Locker Inc	5,128	250
Douglas Emmett Inc	4,249	165		Gap Inc/The	8,818	266
Duke Realty Corp	283,771	8,263		Genuine Parts Co	3,785	368
Empire State Realty Trust Inc	5,126	85		GMS Inc (a)	182,600	4,791
EPR Properties	2,669	177		Kohl's Corp	6,571	485
Equity Commonwealth (a)	4,402	142		L Brands Inc	99,372	3,147
Equity LifeStyle Properties Inc	105,700	9,618		Macy's Inc	12,138	482
Equity Residential	13,222	865		Michaels Cos Inc/The (a)	3,866	79
Essex Property Trust Inc	2,505	602		MSC Industrial Direct Co Inc	1,057	90
Extra Space Storage Inc	1,378	129		Nu Skin Enterprises Inc	1,292	94
Federal Realty Investment Trust	1,928	242		Penske Automotive Group Inc	1,522	80
Forest City Realty Trust Inc	7,799	195		Qurate Retail Inc (a)	17,375	370
Gaming and Leisure Properties Inc	7,004	254		Tapestry Inc	6,126	289
GEO Group Inc/The	342,118	8,854		Tiffany & Co	3,894	536
GGP Inc	16,465	351		Williams-Sonoma Inc	2,410	141
HCP Inc	12,451	322		Yum China Holdings Inc	8,976	324
Highwoods Properties Inc	171,839	8,439				$53,573
Hospitality Properties Trust	6,017	170		Savings & Loans - 0.85%
Host Hotels & Resorts Inc	29,102	609		New York Community Bancorp Inc	926,183	9,975
Hudson Pacific Properties Inc	4,965	170		People's United Financial Inc	9,157	167
Invitation Homes Inc	7,906	183				$10,142
Iron Mountain Inc	7,516	264		Semiconductors - 2.00%
JBG SMITH Properties	3,556	130		Analog Devices Inc	11,485	1,104
Kilroy Realty Corp	4,288	313		Cypress Semiconductor Corp	3,769	67
Kimco Realty Corp	10,759	180		Entegris Inc	120,600	4,239
Lamar Advertising Co	469	35		Marvell Technology Group Ltd	17,894	381
Liberty Property Trust	318,170	13,637		Microchip Technology Inc	187,191	17,489
Life Storage Inc	1,622	156		Qorvo Inc (a)	3,343	274
Macerich Co/The	3,601	213		Skyworks Solutions Inc	1,404	133
Medical Properties Trust Inc	13,276	191		Teradyne Inc	4,249	184
MFA Financial Inc	15,522	125				$23,871
MGM Growth Properties LLC	467,219	14,157		Shipbuilding - 0.00%
Mid-America Apartment Communities Inc	3,002	303		Huntington Ingalls Industries Inc	166	39
National Retail Properties Inc	7,020	313
New Residential Investment Corp	16,486	295		Software - 1.10%
Omega Healthcare Investors Inc	4,756	141		Akamai Technologies Inc (a)	1,202	91
Outfront Media Inc	5,374	114		Aspen Technology Inc (a)	864	83
Paramount Group Inc	7,669	118		Autodesk Inc (a)	930	120
Park Hotels & Resorts Inc	321,983	10,072		CA Inc	12,099	535
Prologis Inc	194,400	12,757		Cerner Corp (a)	4,640	288
Rayonier Inc	4,766	167		Dun & Bradstreet Corp/The	881	111
Realty Income Corp	7,531	420		Fidelity National Information Services Inc	10,718	1,105
Regency Centers Corp	6,323	402		Nuance Communications Inc (a)	9,975	147
Retail Properties of America Inc	8,324	104		SS&C Technologies Holdings Inc	1,657	88
Senior Housing Properties Trust	8,656	154		Synopsys Inc (a)	116,047	10,378
SL Green Realty Corp	2,261	233		Take-Two Interactive Software Inc (a)	1,215	137
Spirit Realty Capital Inc	15,878	133		Zynga Inc (a)	25,953	98
Starwood Property Trust Inc	9,416	215				$13,181
STORE Capital Corp	145,969	4,007		Telecommunications - 0.20%
Sun Communities Inc	3,306	321		ARRIS International PLC (a)	5,922	149
Two Harbors Investment Corp	6,912	107		CenturyLink Inc	32,462	609
UDR Inc	7,026	270		CommScope Holding Co Inc (a)	6,439	207
Uniti Group Inc	5,990	106		EchoStar Corp (a)	1,622	73
Ventas Inc	9,426	531		GCI Liberty Inc (a)	3,484	168
VEREIT Inc	25,664	196		Juniper Networks Inc	9,147	241
VICI Properties Inc (b)	9,879	201
				LogMeIn Inc	591	48
Vornado Realty Trust	4,564	328		Motorola Solutions Inc	5,511	668
Weingarten Realty Investors	4,493	136		Sprint Corp (a)	21,856	119
Welltower Inc	9,858	617		Telephone & Data Systems Inc	3,313	84
Weyerhaeuser Co	28,254	966		United States Cellular Corp (a)	441	15
WP Carey Inc	4,754	311				$2,381
		$109,389		Textiles - 0.03%
Retail - 4.49%				Mohawk Industries Inc (a)	1,648	310
Advance Auto Parts Inc	116,816	16,498
AutoNation Inc (a)	2,181	106
AutoZone Inc (a)	195	138		Toys, Games & Hobbies - 0.00%
Best Buy Co Inc	111,216	8,344		Hasbro Inc	655	65
CarMax Inc (a)	1,857	139

See accompanying notes.

Schedule of Investments
MidCap Value Fund III
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Transportation - 1.74%
Genesee & Wyoming Inc (a)	1,826	$157
Golar LNG Ltd	445,373	11,584
Kansas City Southern	4,059	472
Kirby Corp (a)	2,181	182
Knight-Swift Transportation Holdings Inc	4,549	148
Ryder System Inc	104,580	8,189
Schneider National Inc	2,072	54
		$20,786
Water - 0.05%
American Water Works Co Inc	4,720	417
Aqua America Inc	6,039	223
		$640
TOTAL COMMON STOCKS		$1,187,417
INVESTMENT COMPANIES - 0.60%	Shares Held	Value (000's)
Money Market Funds - 0.60%
Principal Government Money Market Fund	7,166,405	7,166
1.76%(c),(d)

TOTAL INVESTMENT COMPANIES		$7,166
Total Investments		$1,194,583
Other Assets and Liabilities - (0.06)%		$(750)
TOTAL NET ASSETS - 100.00%		$1,193,833

(a) Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(d) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.39%
Consumer, Cyclical		15.20%
Industrial		13.87%
Consumer, Non-cyclical		10.57%
Utilities		8.79%
Energy		8.75%
Basic Materials		5.40%
Technology		4.53%
Communications		1.95%
Investment Companies		0.60%
Diversified		0.01%
Other Assets and Liabilities		(0.06)%
TOTAL NET ASSETS		100.00%

Affiliated Securities		October 31, 2017	Purchases		Sales		July 31, 2018
		Value		Cost	Proceeds		Value
Principal Government Money Market Fund 1.76%		$—		$309,695	$302,529		$7,166
		$—		$309,695	$302,529		$7,166

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions			Gain/Loss
Principal Government Money Market Fund 1.76%		$318	$—			$—	$—
		$318	$—			$—	$—
Amounts in thousands

Restricted Securities

Security Name		Acquisition Date		Cost	Value		Percent of Net Assets
VICI Properties Inc	4/12/2018-7/18/2018			$183		$201	0.02%
Total						$201	0.02%
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
MidCap Value Fund III
July 31, 2018 (unaudited)

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; September 2018	Long	11	$2,185	$(12)
Total				$(12)
Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments Money Market Fund July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 3.96%	Shares Held	Value (000's)		Principal
Money Market Funds - 3.96%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
DWS Government Money Market Series	5,170,000	$5,170	Minnesota - 0.80%
1.82%(a)			City of St Paul MN (credit support from
Goldman Sachs Financial Square Funds -	4,600,000	4,600	Wells Fargo)
Government Fund 1.83%(a)			1.93%, 08/07/2018(b),(d)	$3,800	$3,800
Morgan Stanley Institutional Liquidity Funds -	4,580,000	4,580
Government Portfolio 1.82%(a)			TOTAL MUNICIPAL BONDS		$38,863
STIT-Government & Agency Portfolio	4,570,000	4,570		Principal
1.84%(a)			COMMERCIAL PAPER - 74.89%	Amount (000's)	Value (000's)
		$18,920	Aerospace & Defense - 1.67%
TOTAL INVESTMENT COMPANIES		$18,920	General Dynamics Corp
	Principal		2.10%, 08/23/2018(c)	$4,000	$3,995
BONDS - 6.43%	Amount (000's)	Value (000's)	2.10%, 09/18/2018(c)	4,000	3,989
Automobile Asset Backed Securities - 2.16%					$7,984
Americredit Automobile Receivables Trust			Agriculture - 2.66%
2018-1			Archer-Daniels-Midland Co
2.45%, 05/20/2019	$1,412	$1,412	1.97%, 08/10/2018(c)	4,000	3,998
Drive Auto Receivables Trust			1.98%, 08/07/2018(c)	1,000	1,000
2.43%, 08/15/2019	2,700	2,700	Philip Morris International Inc
Drive Auto Receivables Trust 2018-2			1.92%, 08/01/2018(c)	4,000	4,000
2.45%, 05/15/2019	1,834	1,834	1.99%, 08/09/2018(c)	3,700	3,698
Santander Drive Auto Receivables Trust 2018-					$12,696
2			Automobile Manufacturers - 4.93%
2.35%, 04/15/2019	1,404	1,404	American Honda Finance Corp (credit support
Volkswagen Auto Loan Enhanced Trust 2018-			from Honda Motor Company)
1			2.10%, 09/11/2018(d)	3,000	2,993
2.42%, 07/22/2019	3,000	3,000	2.10%, 09/24/2018(d)	1,090	1,087
		$10,350	BMW US Capital LLC (credit support from
Diversified Financial Services - 3.80%			BMW AG)
Corporate Finance Managers Inc			1.90%, 08/01/2018(c),(d)	4,000	4,000
2.08%, 08/07/2018(b)	1,170	1,170	1.98%, 08/07/2018(c),(d)	1,050	1,050
MetLife Inc			Nissan Motor Acceptance Corp
2.57%, 08/17/2018	9,000	9,000	2.05%, 09/27/2018(c)	4,000	3,986
New York Life			2.15%, 08/30/2018(c)	3,500	3,494
2.35%, 07/22/2019	8,000	8,000	Toyota Financial Services de Puerto Rico
		$18,170	Inc (credit support from Toyota Financial
Other Asset Backed Securities - 0.47%			Services)
Dell Equipment Finance Trust 2018-1			2.12%, 09/11/2018(d)	4,000	3,990
2.45%, 06/24/2019(c)	2,233	2,233	2.12%, 09/26/2018(d)	3,000	2,990
					$23,590
TOTAL BONDS		$30,753	Banks - 19.98%
	Principal		CAFCO LLC
MUNICIPAL BONDS - 8.13%	Amount (000's)	Value (000's)	2.18%, 08/27/2018(c)	3,400	3,395
California - 0.71%			2.25%, 09/17/2018(c)	3,000	2,991
Kern Water Bank Authority (credit support			2.26%, 08/21/2018(c)	3,500	3,496
from Wells Fargo)			Credit Suisse AG/New York NY
1.95%, 08/07/2018(b),(d)	$3,408	$3,408	1.96%, 08/08/2018	1,280	1,280
			2.20%, 08/20/2018	3,510	3,506
Colorado - 3.14%			DBS Bank Ltd
City of Colorado Springs CO Utilities System			2.02%, 08/16/2018(c),(e)	3,500	3,497
Revenue (credit support from Mizuho Bank			DNB Bank ASA
LTD)			2.00%, 08/07/2018(c),(e)	2,000	1,999
1.95%, 08/07/2018(b),(d)	7,000	7,000	2.05%, 09/04/2018(c),(e)	3,500	3,493
Colorado Housing & Finance			2.20%, 08/14/2018(c),(e)	1,250	1,249
Authority (credit support from Federal Home			Kreditanstalt fuer Wiederaufbau (credit
Loan Bank)			support from Republic of Germany)
2.02%, 08/07/2018(b),(d)	7,510	7,510	2.13%, 10/12/2018(c),(d),(e)	2,100	2,091
County of Kit Carson CO (credit support from			Manhattan Asset Funding Co LLC
Wells Fargo)			1.97%, 08/10/2018(c)	4,000	3,998
2.00%, 08/07/2018(b),(d)	530	530	2.13%, 08/06/2018(c)	2,400	2,399
			2.13%, 08/14/2018(c)	1,040	1,039
		$15,040	2.16%, 08/22/2018(c)	4,000	3,995
Illinois - 1.82%
			Mitsubishi UFJ Trust & Banking Corp/NY
Memorial Health System/IL (credit support			2.11%, 09/11/2018(c)	1,100	1,097
from JP Morgan Chase & Co)
2.00%, 08/07/2018(b),(d)	8,700	8,700	Mizuho Bank Ltd/NY
			2.00%, 08/24/2018(c)	3,800	3,795
			2.27%, 08/27/2018(c)	3,500	3,494
Maryland - 1.66%			2.27%, 09/06/2018(c)	3,500	3,492
City of Baltimore MD (credit support from
State Street Bank & Trust)			MUFG Bank Ltd/New York NY
1.97%, 08/07/2018(b),(d)	7,915	7,915	2.07%, 08/08/2018	2,800	2,799
			2.10%, 10/01/2018	4,830	4,813
			Natixis SA/New York NY
			2.05%, 08/13/2018	3,000	2,998
			2.15%, 08/15/2018	3,500	3,497

See accompanying notes.

Schedule of Investments Money Market Fund July 31, 2018 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Banks (continued)			Diversified Financial Services (continued)
Natixis SA/New York NY (continued)			National Rural Utilities Cooperative Finance
2.25%, 09/05/2018	$3,500	$3,492	Corp
Oversea-Chinese Banking Corp Ltd			1.99%, 08/03/2018	$1,000	$1,000
2.25%, 10/19/2018(c),(e)	3,400	3,383	2.00%, 08/01/2018	970	970
Sheffield Receivables Co LLC			2.00%, 08/16/2018	3,500	3,497
2.25%, 08/29/2018(c)	3,500	3,494	2.00%, 08/28/2018	2,200	2,197
2.28%, 10/16/2018(c)	4,000	3,981	Nationwide Building Society
Standard Chartered Bank/New York			2.25%, 10/24/2018(c)	1,280	1,273
2.35%, 10/25/2018(c)	3,500	3,481	2.25%, 11/01/2018(c)	3,500	3,480
2.35%, 11/07/2018(c)	4,000	3,974	Nieuw Amsterdam Receivables Corp
Sumitomo Mitsui Banking Corp			2.07%, 08/03/2018(c)	740	740
2.10%, 08/20/2018(c),(e)	3,750	3,746	2.10%, 08/01/2018(c)	3,000	3,000
2.29%, 09/04/2018(c),(e)	3,500	3,493	2.13%, 09/07/2018(c)	4,000	3,991
2.30%, 09/20/2018(c),(e)	2,070	2,063	2.17%, 10/02/2018(c)	3,500	3,487
		$95,520	Ontario Teachers' Finance Trust (credit
Beverages - 1.46%			support from Ontario Teachers Pension Plan
Brown-Forman Corp			Board)
2.12%, 08/20/2018(c)	3,500	3,496	2.06%, 08/02/2018(c),(d)	3,500	3,500
2.12%, 09/04/2018(c)	3,500	3,493	Regency Markets No. 1 LLC
			2.05%, 08/13/2018(c)	3,200	3,198
		$6,989
Chemicals - 2.35%			Thunder Bay Funding LLC
BASF SE			2.05%, 08/08/2018(c)	3,500	3,499
2.02%, 09/04/2018(c)	4,000	3,993	2.23%, 08/13/2018(c)	4,000	3,997
2.03%, 08/13/2018(c)	1,260	1,259			$107,834
2.03%, 08/02/2018(c),(d)	3,000	3,000	Electric - 1.66%
2.15%, 09/24/2018(c)	3,000	2,990	Engie SA
			2.00%, 08/06/2018(c)	2,100	2,099
		$11,242	2.04%, 08/17/2018(c)	1,970	1,968
Commercial Services - 0.63%			2.06%, 08/21/2018(c)	3,875	3,871
Salvation Army/United States
2.05%, 08/09/2018	3,000	2,999			$7,938
			Gas - 2.37%
Consumer Products - 1.34%			ONE Gas Inc
Kimberly-Clark Corp			1.91%, 08/03/2018(c)	4,500	4,499
1.93%, 08/02/2018(c)	3,930	3,930	1.94%, 08/06/2018(c)	1,330	1,330
1.97%, 08/07/2018(c)	980	979	1.94%, 08/07/2018(c)	3,500	3,499
2.00%, 08/14/2018(c)	1,500	1,499	1.94%, 08/10/2018(c)	2,000	1,999
		$6,408			$11,327
Diversified Financial Services - 22.55%			Healthcare - Services - 1.36%
Anglesea Funding LLC			UnitedHealth Group Inc
1.97%, 08/01/2018(c)	4,000	4,000	2.07%, 08/06/2018(c)	3,500	3,499
Collateralized Commercial Paper Co LLC			2.11%, 08/08/2018(c)	3,000	2,999
2.05%, 08/01/2018	620	620			$6,498
2.34%, 10/12/2018	3,000	2,986	Insurance - 3.22%
DCAT LLC			Nationwide Life Insurance Co
1.98%, 08/09/2018	3,500	3,498	2.00%, 08/01/2018(c)	2,000	2,000
2.05%, 08/17/2018	4,000	3,996	2.00%, 08/03/2018(c)	425	425
2.18%, 08/20/2018(d)	4,000	3,995	Prudential Financial Inc
Fairway Finance Co LLC			2.05%, 08/01/2018(c)	4,000	4,000
2.10%, 08/30/2018(c)	2,000	1,997	2.05%, 08/03/2018(c)	5,000	5,000
2.26%, 10/15/2018(c)	4,000	3,981	Prudential PLC
2.26%, 10/22/2018(c)	3,000	2,985	2.20%, 09/10/2018(c)	4,000	3,990
Gotham Funding Corp					$15,415
1.98%, 08/08/2018(c)	4,000	3,998	Machinery - Construction & Mining - 1.49%
2.25%, 08/28/2018(c)	4,090	4,083	Caterpillar Financial Services Corp (credit
2.26%, 10/25/2018(c)	3,000	2,984	support from Caterpillar Inc)
Intercontinental Exchange Inc			2.05%, 08/24/2018(d)	1,140	1,139
1.95%, 08/02/2018(c)	2,800	2,800	2.15%, 08/16/2018(d)	3,000	2,997
1.95%, 08/03/2018(c)	3,000	3,000	2.17%, 08/13/2018(d)	3,000	2,998
1.95%, 08/06/2018(c)	2,000	1,999			$7,134
1.95%, 08/07/2018(c)	3,000	2,999	Machinery - Diversified - 2.40%
JP Morgan Securities LLC			John Deere Capital Corp
2.00%, 08/17/2018(c)	3,150	3,147	2.03%, 08/23/2018(c)	1,500	1,498
2.30%, 09/21/2018	3,000	2,990	2.04%, 09/12/2018(c)	3,000	2,993
2.31%, 10/09/2018	3,000	2,987	2.09%, 08/15/2018(c)	4,000	3,997
Liberty Street Funding LLC			John Deere Financial Inc (credit support from
2.28%, 08/06/2018(c)	3,500	3,499	John Deere Capital)
2.28%, 09/25/2018(c)	3,500	3,488	1.99%, 08/23/2018(c),(d)	3,000	2,996
2.33%, 11/13/2018(c)	4,000	3,973			$11,484
			Oil & Gas - 1.25%
			Total Capital (credit support from Total SA)
			1.90%, 08/01/2018(c),(d)	6,000	6,000

See accompanying notes.

		Schedule of Investments
		Money Market Fund
		July 31, 2018 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value (000's)
Pharmaceuticals - 1.37%
Novartis Finance Corp (credit support from
Novartis AG)
2.00%, 08/02/2018(c),(d)	$1,555	$1,555
2.02%, 08/21/2018(c),(d)	2,000	1,998
2.02%, 08/28/2018(c),(d)	3,000	2,995
		$6,548
REITs - 0.63%
Simon Property Group LP
2.04%, 08/07/2018(c)	3,000	2,999

Telecommunications - 1.57%
Telstra Corp Ltd
2.17%, 09/24/2018(c)	3,500	3,488
2.25%, 08/22/2018(c)	4,000	3,995
		$7,483
TOTAL COMMERCIAL PAPER		$358,088
	Maturity
REPURCHASE AGREEMENTS - 6.69%	Amount (000's)	Value (000's)
Banks - 6.69%
Barclays Capital Repurchase Agreement;	$16,001	$16,000
1.90% dated 7/31/2018 maturing 8/1/2018
(collateralized by US Government
Securities; $16,320,013; 0.00% - 2.25%;
dated 11/15/2018 - 05/15/2046)
Merrill Lynch Repurchase Agreement; 1.90%	16,001	16,000
dated 7/31/2018 maturing 8/1/2018
(collateralized by US Government
Securities; $16,320,714; 2.50% - 4.00%;
dated 04/23/2020 - 02/23/2037)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$478,624
Other Assets and Liabilities - (0.10)%		$(501)
TOTAL NET ASSETS - 100.00%		$478,123

(a)	Current yield shown is as of period end.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $288,007 or 60.24% of net assets.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	56.87%
Consumer, Non-cyclical	8.82%
Insured	8.13%
Industrial	5.56%
Consumer, Cyclical	4.93%
Utilities	4.03%
Investment Companies	3.96%
Asset Backed Securities	2.63%
Basic Materials	2.35%
Communications	1.57%
Energy	1.25%
Other Assets and Liabilities	(0.10)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Overseas Fund
July 31, 2018 (unaudited)

COMMON STOCKS - 95.97%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.03%			Banks (continued)
WPP PLC	61,584	$963	Concordia Financial Group Ltd	83,200	$447
			Credit Agricole SA	67,488	948
Aerospace & Defense - 3.03%			Credit Suisse Group AG (a)	1,862,088	29,947
Airbus SE	393,093	48,653	Danske Bank A/S	36,441	1,059
BAE Systems PLC	172,169	1,474	Deutsche Bank AG	95,469	1,249
Cobham PLC (a)	13,142,553	21,547	DNB ASA	57,844	1,165
Meggitt PLC	59,622	446	Erste Group Bank AG (a)	439,125	18,966
Rolls-Royce Holdings PLC (a)	2,067,783	26,884	Fukuoka Financial Group Inc	54,000	296
		$99,004	Hang Seng Bank Ltd	42,100	1,147
Agriculture - 3.84%			HSBC Holdings PLC	972,998	9,318
British American Tobacco PLC	1,188,906	65,357	ING Groep NV	978,810	14,963
Golden Agri-Resources Ltd	489,300	101	Intesa Sanpaolo SpA	518,659	1,590
Imperial Brands PLC	799,551	30,621	Intesa Sanpaolo SpA	71,623	228
Japan Tobacco Inc	1,040,300	29,606	Investec PLC	51,008	369
		$125,685	KBC Group NV	14,873	1,142
Airlines - 1.24%			Lloyds Banking Group PLC	23,577,163	19,326
Deutsche Lufthansa AG	8,970	252	Mediobanca Banca di Credito Finanziario SpA	47,118	488
International Consolidated Airlines Group SA	23,393	217	Mitsubishi UFJ Financial Group Inc	574,500	3,526
Japan Airlines Co Ltd	1,078,900	39,827	Mizuho Financial Group Inc	1,351,000	2,348
Singapore Airlines Ltd	20,700	150	National Australia Bank Ltd	155,560	3,275
		$40,446	Nordea Bank AB	147,691	1,570
Apparel - 0.60%			Oversea-Chinese Banking Corp Ltd	112,600	959
Gildan Activewear Inc	758,665	19,543	Raiffeisen Bank International AG	3,946	132
			Resona Holdings Inc	3,492,400	19,864
			Royal Bank of Scotland Group PLC (a)	175,007	585
Automobile Manufacturers - 0.64%
Bayerische Motoren Werke AG	18,260	1,765	Seven Bank Ltd	6,795,300	20,569
Daimler AG	50,155	3,471	Skandinaviska Enskilda Banken AB	79,132	846
Honda Motor Co Ltd	88,900	2,714	Societe Generale SA	37,320	1,664
Isuzu Motors Ltd	27,600	374	Sumitomo Mitsui Financial Group Inc	630,900	25,039
Mazda Motor Corp	43,400	542	Sumitomo Mitsui Trust Holdings Inc	18,607	739
Mitsubishi Motors Corp	51,500	394	Svenska Handelsbanken AB	74,350	918
Nissan Motor Co Ltd	112,600	1,065	Swedbank AB	43,879	1,038
			UBS Group AG (a)	187,384	3,080
Peugeot SA	22,392	643
Renault SA	10,599	931	UniCredit SpA	2,889,018	51,012
Subaru Corp	21,800	637	United Overseas Bank Ltd	1,513,400	30,095
Toyota Motor Corp	124,610	8,191	Westpac Banking Corp	194,740	4,263
Volkswagen AG	1,236	213	Yamaguchi Financial Group Inc	14,100	160
		$20,940			$454,880
Automobile Parts & Equipment - 0.13%			Beverages - 1.39%
Aisin Seiki Co Ltd	6,200	289	Coca-Cola Bottlers Japan Holdings Inc	3,500	126
Bridgestone Corp	33,500	1,321	Coca-Cola European Partners PLC	566,208	23,350
Cie Generale des Etablissements Michelin	4,543	583	Diageo PLC	579,597	21,264
SCA			Kirin Holdings Co Ltd	22,400	574
JTEKT Corp	15,700	228			$45,314
NGK Insulators Ltd	6,900	121	Building Materials - 0.52%
NGK Spark Plug Co Ltd	4,200	121	AGC Inc/Japan	9,400	394
Sumitomo Electric Industries Ltd	40,700	626	Cie de Saint-Gobain	13,455	598
Sumitomo Rubber Industries Ltd	13,000	216	LafargeHolcim Ltd (a)	23,609	1,204
Toyoda Gosei Co Ltd	4,900	124	LIXIL Group Corp	20,300	416
Toyota Industries Corp	11,200	634	Sumitomo Osaka Cement Co Ltd	2,941,100	14,024
Yokohama Rubber Co Ltd/The	4,600	99	Taiheiyo Cement Corp	9,400	297
		$4,362			$16,933
Banks - 13.90%			Chemicals - 7.05%
ABN AMRO Group NV (b)	25,078	694	Air Liquide SA	181,792	23,243
Akbank Turk AS	2,779,021	4,092	Akzo Nobel NV	482,126	44,529
Aozora Bank Ltd	9,200	344	BASF SE	483,375	46,335
Arion Banki HF (a),(b)	12,734,383	10,359	Covestro AG (b)	5,128	493
Australia & New Zealand Banking Group Ltd	167,427	3,640	Daicel Corp	20,000	220
Banco Bilbao Vizcaya Argentaria SA	394,676	2,891	Givaudan SA	8,229	19,262
Banco Santander SA	784,588	4,408	Johnson Matthey PLC	53,147	2,618
Bank Hapoalim BM	81,213	574	Kaneka Corp	20,000	176
Bank Leumi Le-Israel BM	55,106	345	Kuraray Co Ltd	24,200	342
Bank of East Asia Ltd/The	95,600	380	Linde AG	369,406	91,353
Bank of Ireland Group PLC	2,450,427	21,030	Mitsubishi Chemical Holdings Corp	69,300	607
Bank of Queensland Ltd	29,895	247	Mitsubishi Gas Chemical Co Inc	8,100	181
Barclays PLC	19,438,295	49,447	Mitsui Chemicals Inc	14,100	380
Bendigo & Adelaide Bank Ltd	36,845	321	Sumitomo Chemical Co Ltd	72,000	415
BNP Paribas SA	490,372	31,810	Teijin Ltd	8,800	164
BOC Hong Kong Holdings Ltd	179,800	873	Tosoh Corp	19,600	320
CaixaBank SA	4,045,547	18,613			$230,638
Canadian Imperial Bank of Commerce	59,313	5,413	Commercial Services - 1.18%
CIMB Group Holdings Bhd	14,113,700	20,323	Atlantia SpA	18,865	559
Commonwealth Bank of Australia	85,223	4,746	Babcock International Group PLC	1,635,875	15,334

See accompanying notes.

Schedule of Investments
Overseas Fund
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Engineering & Construction (continued)
Benesse Holdings Inc	5,400	$197	Auckland International Airport Ltd	72,981	$332
China Merchants Port Holdings Co Ltd	4,720,151	9,787	Balfour Beatty PLC	3,411,791	13,138
Cielo SA	2,969,447	11,448	Bouygues SA	16,674	732
Dai Nippon Printing Co Ltd	18,500	404	Ferrovial SA	18,443	381
Secom Co Ltd	5,600	428	Kajima Corp	69,000	538
Toppan Printing Co Ltd	39,000	300	Obayashi Corp	49,500	517
		$38,457	Singapore Technologies Engineering Ltd	41,400	104
Computers - 0.04%			Skanska AB	26,124	492
Fujitsu Ltd	109,000	743	Taisei Corp	11,600	645
NEC Corp	20,000	555	Vinci SA	27,181	2,735
		$1,298			$20,210
Consumer Products - 0.01%			Food - 0.66%
Societe BIC SA	1,952	187	Aryzta AG (a)	982,183	13,859
			Carrefour SA	27,993	502
Distribution & Wholesale - 1.59%			ICA Gruppen AB	6,127	203
ITOCHU Corp	77,000	1,367	J Sainsbury PLC	133,434	572
Li & Fung Ltd	460,000	156	Marine Harvest ASA	20,799	455
Marubeni Corp	85,300	651	Nestle SA	65,214	5,315
Mitsubishi Corp	73,700	2,060	Nisshin Seifun Group Inc	5,300	104
Mitsui & Co Ltd	92,900	1,557	Wm Morrison Supermarkets PLC	171,861	589
Rexel SA	11,549	181			$21,599
Sumitomo Corp	1,732,700	28,531	Food Service - 0.33%
Toyota Tsusho Corp	16,400	561	Elior Group SA (b)	666,002	10,874
Travis Perkins PLC	1,079,946	16,948
		$52,012	Forest Products & Paper - 0.01%
Diversified Financial Services - 1.63%			Stora Enso OYJ	26,792	442
AEON Financial Service Co Ltd	8,600	178
Daiwa Securities Group Inc	122,900	717	Gas - 1.04%
Mebuki Financial Group Inc	62,700	224	Centrica PLC	302,567	591
Mitsubishi UFJ Lease & Finance Co Ltd	30,700	186	Enagas SA	625,958	17,500
Nomura Holdings Inc	168,300	798	National Grid PLC	181,946	1,944
ORIX Corp	1,341,400	21,727	Osaka Gas Co Ltd	28,600	550
Quilter PLC (a),(b)	79,948	163	Snam SpA	2,920,957	12,544
Samsung Securities Co Ltd	375,781	10,959	Toho Gas Co Ltd	5,600	191
Standard Life Aberdeen PLC	4,489,481	18,389	Tokyo Gas Co Ltd	21,800	533
		$53,341			$33,853
Electric - 3.40%			Hand & Machine Tools - 0.58%
AusNet Services	141,425	171	Fuji Electric Co Ltd	2,574,000	19,014
Chubu Electric Power Co Inc	46,200	713
CLP Holdings Ltd	88,500	1,012	Healthcare - Products - 0.65%
EDP - Energias de Portugal SA	194,915	795	Koninklijke Philips NV	487,622	21,406
Electric Power Development Co Ltd	11,300	307
Electricite de France SA	44,764	670	Holding Companies - Diversified - 0.12%
Endesa SA	24,397	564	Bollore SA	43,327	201
Enel SpA	439,407	2,448	CK Hutchison Holdings Ltd	145,500	1,584
Engie SA	2,395,529	38,685	Jardine Matheson Holdings Ltd	11,745	795
Fortum OYJ	879,599	22,098	Keppel Corp Ltd	110,800	560
Iberdrola SA	313,049	2,434	NWS Holdings Ltd	120,000	217
Innogy SE (b)	10,667	474	Swire Pacific Ltd	19,500	212
Kansai Electric Power Co Inc/The	53,700	764	Wharf Holdings Ltd/The	92,000	305
Meridian Energy Ltd	98,432	211			$3,874
Orsted A/S (b)	7,203	445	Home Builders - 0.09%
Power Assets Holdings Ltd	105,500	746	Barratt Developments PLC	77,105	540
Red Electrica Corp SA	219,641	4,655	Iida Group Holdings Co Ltd	7,200	141
RWE AG	13,811	363	Persimmon PLC	23,905	778
SSE PLC	1,925,470	31,551	Sekisui House Ltd	48,300	823
Terna Rete Elettrica Nazionale SpA	107,147	600	Taylor Wimpey PLC	251,321	577
Tohoku Electric Power Co Inc	32,600	415			$2,859
Tokyo Electric Power Co Holdings Inc (a)	110,200	528	Insurance - 6.07%
Uniper SE	15,459	483	Aegon NV	105,601	696
		$111,132	Ageas	14,355	770
Electrical Components & Equipment - 0.59%			Allianz SE	26,056	5,765
Brother Industries Ltd	16,900	344	AMP Ltd	6,397,790	16,180
Schneider Electric SE	238,007	19,104	Assicurazioni Generali SpA	69,334	1,229
		$19,448	Aviva PLC	5,048,229	33,084
Electronics - 0.03%			AXA SA	114,842	2,894
Kyocera Corp	15,700	914	Baloise Holding AG	3,749	585
Nippon Electric Glass Co Ltd	6,400	207	CNP Assurances	13,184	308
		$1,121	Dai-ichi Life Holdings Inc	60,200	1,137
Engineering & Construction - 0.62%			Direct Line Insurance Group PLC	105,615	476
ACS Actividades de Construccion y Servicios	13,603	596	Hannover Rueck SE	4,589	612
SA			Insurance Australia Group Ltd	117,190	701
			Japan Post Holdings Co Ltd	88,100	971

See accompanying notes.

Schedule of Investments Overseas Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)			Mining (continued)
Legal & General Group PLC	353,224	$1,216	Rio Tinto PLC	66,424	$3,647
Manulife Financial Corp	2,190,957	40,691	South32 Ltd	279,360	744
Mapfre SA	82,786	260	Sumitomo Metal Mining Co Ltd	17,700	636
MS&AD Insurance Group Holdings Inc	26,600	815			$34,181
Muenchener Rueckversicherungs-Gesellschaft	9,190	2,036	Miscellaneous Manufacturers - 1.02%
AG in Muenchen			FUJIFILM Holdings Corp	21,800	900
NN Group NV	18,179	803	Nikon Corp	24,300	410
Poste Italiane SpA (b)	40,128	373	Siemens AG	219,119	30,926
Prudential PLC	1,829,030	43,153	Smiths Group PLC	10,548	223
Sampo Oyj	26,242	1,333	Toshiba Corp (a)	316,000	966
SCOR SE	12,525	487			$33,425
Sompo Holdings Inc	628,700	25,553	Office & Business Equipment - 0.06%
Sony Financial Holdings Inc	13,300	256	Canon Inc	56,300	1,827
Swiss Life Holding AG (a)	2,021	725
Swiss Re AG	18,646	1,709	Oil & Gas - 8.02%
T&D Holdings Inc	42,200	631	BP PLC	8,451,780	63,519
Tokio Marine Holdings Inc	37,700	1,794	Ecopetrol SA ADR	1,575,886	33,677
Zurich Insurance Group AG (a)	37,028	11,355	Encana Corp	2,628,889	36,275
		$198,598	Eni SpA	1,573,172	30,281
Internet - 1.24%			Equinor ASA	73,257	1,944
Baidu Inc ADR(a)	161,778	39,988	Idemitsu Kosan Co Ltd	10,500	473
SBI Holdings Inc/Japan	17,100	467	Inpex Corp	1,680,700	18,452
		$40,455	JXTG Holdings Inc	182,110	1,335
Investment Companies - 0.02%			OMV AG	11,215	634
BGP Holdings PLC (a),(c),(d)	738,711	—	Repsol SA	83,326	1,653
Eurazeo SA	2,253	174	Royal Dutch Shell PLC - A Shares	289,537	9,921
Melrose Industries PLC	184,428	522	Royal Dutch Shell PLC - B Shares	1,544,345	54,094
		$696	Showa Shell Sekiyu KK	14,700	241
Iron & Steel - 0.10%			SK Innovation Co Ltd	13,254	2,354
ArcelorMittal	36,717	1,177	TOTAL SA	117,148	7,641
Fortescue Metals Group Ltd	119,584	389			$262,494
JFE Holdings Inc	38,100	774	Oil & Gas Services - 1.69%
Kobe Steel Ltd	23,800	234	Oceaneering International Inc	1,174,491	32,134
Nippon Steel & Sumitomo Metal Corp	40,900	816	Schlumberger Ltd	343,731	23,209
		$3,390			$55,343
Leisure Products & Services - 0.79%			Packaging & Containers - 0.77%
Carnival PLC	441,199	25,610	RPC Group PLC	2,341,772	25,034
TUI AG	16,920	362	Toyo Seikan Group Holdings Ltd	11,800	218
		$25,972			$25,252
Lodging - 0.80%			Pharmaceuticals - 8.87%
Sands China Ltd	130,800	676	Alfresa Holdings Corp	14,400	345
SJM Holdings Ltd	20,945,083	25,506	AstraZeneca PLC	568,871	43,789
		$26,182	Bayer AG	318,877	35,499
Machinery - Construction & Mining - 2.22%			Daiichi Sankyo Co Ltd	21,800	904
ABB Ltd	2,034,007	46,692	Eisai Co Ltd	6,700	577
Hitachi Ltd	3,518,800	24,599	GlaxoSmithKline PLC	2,444,328	50,769
Mitsubishi Electric Corp	99,400	1,350	Hisamitsu Pharmaceutical Co Inc	1,500	110
		$72,641	Medipal Holdings Corp	13,200	268
Machinery - Diversified - 1.47%			Mitsubishi Tanabe Pharma Corp	19,100	358
Amada Holdings Co Ltd	25,800	259	Novartis AG	724,379	60,792
CNH Industrial NV	2,022,675	23,745	Otsuka Holdings Co Ltd	13,700	633
FANUC Corp	2,700	545	Roche Holding AG	164,075	40,304
GEA Group AG	588,424	22,998	Sanofi	54,880	4,774
Mitsubishi Heavy Industries Ltd	16,700	627	Sumitomo Dainippon Pharma Co Ltd	6,100	118
		$48,174	Suzuken Co Ltd/Aichi Japan	2,800	123
Media - 0.72%			Taisho Pharmaceutical Holdings Co Ltd	1,800	204
Informa PLC	74,218	769	Takeda Pharmaceutical Co Ltd	1,169,700	49,388
ITV PLC	9,979,995	21,569	Teva Pharmaceutical Industries Ltd ADR	46,971	1,125
Pearson PLC	59,450	720			$290,080
RTL Group SA	2,975	222	Pipelines - 0.75%
Singapore Press Holdings Ltd	122,900	263	Koninklijke Vopak NV	524,715	24,681
		$23,543
Metal Fabrication & Hardware - 0.01%			Private Equity - 0.02%
NSK Ltd	13,700	150	3i Group PLC	57,675	716

Mining - 1.05%			Real Estate - 0.33%
Alumina Ltd	186,408	393	CapitaLand Ltd	196,900	468
Anglo American PLC	58,233	1,318	CK Asset Holdings Ltd	92,000	705
BHP Billiton Ltd	173,508	4,531	Hang Lung Group Ltd	66,000	195
BHP Billiton PLC	864,042	19,885	Hang Lung Properties Ltd	156,000	328
Glencore PLC (a)	637,878	2,797	Henderson Land Development Co Ltd	101,580	567
Mitsubishi Materials Corp	8,100	230	Hongkong Land Holdings Ltd	89,547	652
			Hysan Development Co Ltd	48,000	263

See accompanying notes.

Schedule of Investments
Overseas Fund
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)		Shares Held	Value (000's)
Real Estate (continued)			Telecommunications (continued)
Kerry Properties Ltd	49,500	$251	Swisscom AG		1,433	$673
Mitsubishi Estate Co Ltd	31,600	548	Telecom Italia SpA/Milano		462,996	308
Mitsui Fudosan Co Ltd	31,300	748	Telecom Italia SpA/Milano (a)		868,308	668
New World Development Co Ltd	458,285	654	Telefonaktiebolaget LM Ericsson		81,887	643
Nomura Real Estate Holdings Inc	9,700	212	Telefonica SA		113,606	1,021
Sino Land Co Ltd	244,000	420	Telia Co AB		137,252	660
Sun Hung Kai Properties Ltd	85,883	1,347	Telstra Corp Ltd		316,995	668
Swire Properties Ltd	89,600	353	TPG Telecom Ltd		14,111	61
Tokyo Tatemono Co Ltd	14,900	201	Vodafone Group PLC		12,474,742	30,475
Tokyu Fudosan Holdings Corp	39,300	267				$212,393
UOL Group Ltd	39,100	206	Transportation - 3.56%
Vonovia SE	28,738	1,391	AP Moller - Maersk A/S		1,515	2,175
Wharf Real Estate Investment Co Ltd	91,000	663	Canadian Pacific Railway Ltd		157,589	31,253
Wheelock & Co Ltd	61,000	433	Central Japan Railway Co		7,800	1,625
		$10,872	ComfortDelGro Corp Ltd		164,500	284
REITs - 0.30%			Deutsche Post AG		373,288	13,187
Ascendas Real Estate Investment Trust	189,500	383	East Japan Railway Co		457,300	42,772
British Land Co PLC/The	71,083	616	Hankyu Hanshin Holdings Inc		8,900	354
CapitaLand Mall Trust	190,800	303	Kamigumi Co Ltd		8,200	172
Covivio	2,849	297	Kyushu Railway Co		12,100	372
Dexus	77,478	581	MTR Corp Ltd		40,500	227
ICADE	2,560	248	Nippon Express Co Ltd		5,600	367
Japan Prime Realty Investment Corp	63	227	Nippon Yusen KK		11,600	224
Japan Real Estate Investment Corp	101	529	Royal Mail PLC		69,131	425
Japan Retail Fund Investment Corp	199	363	Seibu Holdings Inc		1,358,200	22,920
Klepierre SA	15,559	586				$116,357
Mirvac Group	282,590	480	Trucking & Leasing - 0.01%
Nippon Building Fund Inc	102	568	AerCap Holdings NV (a)		6,649	373
Nippon Prologis REIT Inc	131	265
Nomura Real Estate Master Fund Inc	293	415	Water - 0.01%
Scentre Group	258,883	820	Suez		28,479	403
Stockland	185,388	573
Unibail-Rodamco-Westfield	7,964	1,768	TOTAL COMMON STOCKS			$3,139,711
United Urban Investment Corp	221	344	INVESTMENT COMPANIES - 1.54%		Shares Held	Value (000's)
Vicinity Centres	252,770	501	Money Market Funds - 1.54%
		$9,867	Principal Government Money Market Fund		50,481,021	50,481
Retail - 1.86%			1.76%(e),(f)
Aeon Co Ltd	16,400	333
Cie Financiere Richemont SA	203,704	17,840	TOTAL INVESTMENT COMPANIES			$50,481
Greene King PLC	2,651,410	17,900	PREFERRED STOCKS - 2.07%		Shares Held	Value (000's)
Harvey Norman Holdings Ltd	43,598	115	Automobile Manufacturers - 2.06%
Hennes & Mauritz AB	42,610	664	Bayerische Motoren Werke AG	4.02%	4,234	$351
HUGO BOSS AG	255,134	23,006	Porsche Automobil Holding SE	1.76%	5,832	394
Marks & Spencer Group PLC	124,796	504	Volkswagen AG 3.96%		374,118	66,653
Shimamura Co Ltd	1,600	150				$67,398
Swatch Group AG/The	2,786	229	Automobile Parts & Equipment - 0.01%
		$60,741	Schaeffler AG 0.55%		8,217	113
Semiconductors - 1.22%
MediaTek Inc	1,805,697	15,017	TOTAL PREFERRED STOCKS			$67,511
Samsung Electronics Co Ltd	603,250	25,041	Total Investments			$3,257,703
		$40,058	Other Assets and Liabilities - 0.42%			$13,812
Shipbuilding - 0.00%			TOTAL NET ASSETS - 100.00%			$3,271,515
Yangzijiang Shipbuilding Holdings Ltd	185,900	130

Software - 1.56%			(a) Non-income producing security
Micro Focus International PLC	1,040,188	16,973	(b)			Security exempt from registration under Rule 144A of the Securities Act of
SAP SE	291,349	33,909	1933. These securities may be resold in transactions exempt from
		$50,882	registration, normally to qualified institutional buyers. At the end of the
Telecommunications - 6.49%			period, the value of these securities totaled $23,875 or 0.73% of net assets.
BT Group PLC	471,716	1,443	(c)			The value of these investments was determined using significant
China Mobile Ltd	5,548,341	50,121	unobservable inputs.
Deutsche Telekom AG	1,470,017	24,307	(d)			Fair value of these investments is determined in good faith by the Manager
HKT Trust & HKT Ltd	289,000	386	under procedures established and periodically reviewed by the Board of
KDDI Corp	1,824,800	50,796	Directors. Certain inputs used in the valuation may be unobservable;
Nippon Telegraph & Telephone Corp	38,700	1,790	however, each security is evaluated individually for purposes of ASC 820
Nokia OYJ	273,819	1,486	which results in not all securities being identified as Level 3 of the fair
NTT DOCOMO Inc	66,300	1,707	value hierarchy. At the end of the period, the fair value of these securities
Orange SA	111,588	1,902	totaled $0 or 0.00% of net assets.
PCCW Ltd	333,000	194	(e)			Affiliated Security. Security is either an affiliate (and registered under the
Singapore Telecommunications Ltd	439,400	1,037	Investment Company Act of 1940) or an affiliate as defined by the
SK Telecom Co Ltd	186,473	41,675	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Spark New Zealand Ltd	140,939	372	outstanding voting shares of the security). Please see affiliated sub-
			schedule for transactional information.

See accompanying notes.

Schedule of Investments
Overseas Fund
July 31, 2018 (unaudited)

(f) Current yield shown is as of period end.

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		23.15%
Japan		16.42%
Germany		12.46%
Switzerland		7.83%
France		6.26%
Netherlands		5.24%
Canada		4.08%
United States		4.01%
Italy		3.13%
Hong Kong		3.07%
Korea, Republic Of		2.43%
Australia		1.92%
Spain		1.67%
China		1.22%
Singapore		1.06%
Colombia		1.03%
Finland		0.78%
Ireland		0.65%
Malaysia		0.62%
Austria		0.60%
Taiwan, Province Of China		0.46%
Brazil		0.35%
Iceland		0.32%
Sweden		0.23%
Turkey		0.13%
Norway		0.11%
Denmark		0.11%
Israel		0.06%
Luxembourg		0.05%
Belgium		0.05%
New Zealand		0.03%
Portugal		0.02%
Macao		0.02%
South Africa		0.01%
Other Assets and Liabilities		0.42%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$925,548	$875,067	$50,481
		$—		$925,548	$875,067	$50,481

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$717		$—		$—	$—
	$717		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; September 2018	Long	118		$11,825		$257
Total						$257

Amounts in thousands except contracts.

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Fund July 31, 2018 (unaudited)

COMMON STOCKS - 98.59%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.20%			Hand & Machine Tools - 0.75%
Boeing Co/The	42,030	$14,975	Snap-on Inc	81,815	$13,875
Northrop Grumman Corp	106,137	31,893
Teledyne Technologies Inc (a)	57,552	12,628	Healthcare - Products - 5.45%
		$59,496	Abbott Laboratories	222,673	14,594
Airlines - 1.25%			Becton Dickinson and Co	81,531	20,413
Alaska Air Group Inc	212,407	13,345	Edwards Lifesciences Corp (a)	116,469	16,591
Delta Air Lines Inc	183,185	9,969	Medtronic PLC	219,494	19,805
		$23,314	Thermo Fisher Scientific Inc	101,849	23,886
			Varian Medical Systems Inc (a)	54,445	6,286
Apparel - 1.29%
Deckers Outdoor Corp (a)	123,069	13,886			$101,575
NIKE Inc	132,060	10,157	Healthcare - Services - 1.38%
		$24,043	UnitedHealth Group Inc	83,228	21,075
Automobile Manufacturers - 0.52%			Universal Health Services Inc	38,114	4,654
PACCAR Inc	145,926	9,590			$25,729
			Home Builders - 0.54%
Automobile Parts & Equipment - 0.44%			Thor Industries Inc	104,971	9,956
Autoliv Inc	80,521	8,250
			Insurance - 1.83%
Banks - 8.61%			Chubb Ltd	107,112	14,966
East West Bancorp Inc	311,539	20,169	Fidelity National Financial Inc	473,977	19,196
Goldman Sachs Group Inc/The	32,274	7,663			$34,162
JPMorgan Chase & Co	607,659	69,850	Internet - 8.01%
PNC Financial Services Group Inc/The	313,034	45,337	Alphabet Inc - A Shares (a)	30,855	37,866
US Bancorp	326,349	17,300	Alphabet Inc - C Shares (a)	21,165	25,763
		$160,319	Amazon.com Inc (a)	29,893	53,133
Beverages - 1.85%			Booking Holdings Inc (a)	4,212	8,545
Keurig Dr Pepper Inc	292,602	7,025	Facebook Inc (a)	138,768	23,949
PepsiCo Inc	238,804	27,463			$149,256
		$34,488	Machinery - Diversified - 0.85%
Biotechnology - 1.92%			Deere & Co	95,781	13,868
Biogen Inc (a)	63,842	21,347	Roper Technologies Inc	6,516	1,967
Gilead Sciences Inc	185,476	14,435			$15,835
		$35,782	Media - 3.32%
Chemicals - 3.29%			Comcast Corp - Class A	562,276	20,118
Albemarle Corp	143,769	13,543	Nexstar Media Group Inc	155,935	11,609
DowDuPont Inc	183,579	12,625	Sirius XM Holdings Inc	659,241	4,628
FMC Corp	233,816	21,015	Walt Disney Co/The	224,506	25,495
HB Fuller Co	248,966	14,112			$61,850
		$61,295	Miscellaneous Manufacturers - 0.84%
Commercial Services - 1.03%			3M Co	73,853	15,680
Aaron's Inc	341,471	14,789
PayPal Holdings Inc (a)	52,623	4,323	Oil & Gas - 5.58%
		$19,112	Chevron Corp	200,325	25,295
Computers - 4.39%			Cimarex Energy Co	239,235	23,588
Apple Inc	429,978	81,821	Royal Dutch Shell PLC - B shares ADR	531,514	37,759
			Valero Energy Corp	146,329	17,318
Consumer Products - 1.18%					$103,960
Church & Dwight Co Inc	393,450	21,994	Oil & Gas Services - 0.10%
			Schlumberger Ltd	28,216	1,905
Distribution & Wholesale - 1.34%
KAR Auction Services Inc	420,189	24,980	Pharmaceuticals - 4.34%
			Bristol-Myers Squibb Co	207,423	12,186
Diversified Financial Services - 3.98%			Johnson & Johnson	211,876	28,078
Ameriprise Financial Inc	179,471	26,144	Merck & Co Inc	275,012	18,115
Charles Schwab Corp/The	251,604	12,847	Pfizer Inc	561,508	22,421
Discover Financial Services	339,506	24,244			$80,800
Visa Inc	80,053	10,946	REITs - 3.51%
		$74,181	Alexandria Real Estate Equities Inc	263,420	33,570
Electric - 2.83%			American Tower Corp	79,855	11,838
NextEra Energy Inc	174,566	29,247	Simon Property Group Inc	112,884	19,891
Xcel Energy Inc	500,420	23,449			$65,299
		$52,696	Retail - 3.29%
Electronics - 0.50%			Chipotle Mexican Grill Inc (a)	14,243	6,177
Waters Corp (a)	46,776	9,228	Costco Wholesale Corp	83,152	18,186
			Home Depot Inc/The	91,076	17,989
Environmental Control - 0.70%			Lululemon Athletica Inc (a)	94,662	11,355
Waste Connections Inc	167,143	12,972	Starbucks Corp	144,800	7,586
					$61,293
Food - 1.42%			Savings & Loans - 0.39%
McCormick & Co Inc/MD	123,246	14,486	Washington Federal Inc	216,941	7,278
Tyson Foods Inc	207,519	11,964
		$26,450	Semiconductors - 3.64%
			Broadcom Inc	39,836	8,835

See accompanying notes.

		Schedule of Investments
		Principal Capital Appreciation Fund
		July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Semiconductors (continued)
Lam Research Corp	68,983	$13,151
Microchip Technology Inc	415,072	38,780
NVIDIA Corp	28,359	6,944
		$67,710
Software - 8.88%
Adobe Systems Inc (a)	72,713	17,791
Black Knight Inc (a)	305,825	15,796
Fair Isaac Corp (a)	58,772	11,840
Fidelity National Information Services Inc	167,984	17,324
Microsoft Corp	739,729	78,471
Omnicell Inc (a)	156,769	9,328
Red Hat Inc (a)	104,416	14,747
		$165,297
Telecommunications - 3.45%
Arista Networks Inc (a)	27,486	7,029
AT&T Inc	373,873	11,953
Cisco Systems Inc	552,539	23,367
T-Mobile US Inc (a)	141,332	8,480
Verizon Communications Inc	260,103	13,431
		$64,260
Toys, Games & Hobbies - 1.46%
Hasbro Inc	273,094	27,203

Transportation - 1.24%
Expeditors International of Washington Inc	112,259	8,551
Union Pacific Corp	96,489	14,463
		$23,014
TOTAL COMMON STOCKS		$1,835,948
INVESTMENT COMPANIES - 1.64%	Shares Held	Value (000's)
Money Market Funds - 1.64%
Principal Government Money Market Fund	30,613,650	30,614
1.76%(b),(c)

TOTAL INVESTMENT COMPANIES		$30,614
Total Investments		$1,866,562
Other Assets and Liabilities - (0.23)%		$(4,233)
TOTAL NET ASSETS - 100.00%		$1,862,329

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	18.57%
Financial	18.32%
Technology	16.91%
Communications	14.78%
Consumer, Cyclical	10.13%
Industrial	8.08%
Energy	5.68%
Basic Materials	3.29%
Utilities	2.83%
Investment Companies	1.64%
Other Assets and Liabilities	(0.23)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%	$—	$526,051	$495,437	$30,614
	$—	$526,051	$495,437	$30,614

See accompanying notes.

Schedule of Investments
Principal Capital Appreciation Fund
July 31, 2018 (unaudited)

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 1.76%	$249	$—	$—	$—
	$249	$—	$—	$—
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2010 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.25%
Blue Chip Fund (a)	1,049,582	$25,127
Diversified Real Asset Fund (a)	1,504,138	17,824
Global Diversified Income Fund (a)	5,579,296	76,325
Global Multi-Strategy Fund (a)	4,501,052	50,367
International Small Company Fund (a)	1,124,129	14,186
LargeCap Growth Fund I (a)	1,572,377	26,007
MidCap Fund (a)	783,441	22,594
MidCap Value Fund III (a)	712,390	15,010
SmallCap Growth Fund I (a)	524,233	8,199
SmallCap Value Fund II (a)	522,679	7,255
		$262,894
Principal Funds, Inc. Institutional Class - 69.76%
Bond Market Index Fund (a)	6,380,626	68,528
Core Plus Bond Fund (a)	13,721,622	144,900
Diversified International Fund (a)	3,083,102	42,362
Equity Income Fund (a)	697,613	22,756
Global Opportunities Fund (a)	1,729,398	22,292
Inflation Protection Fund (a)	5,607,369	47,663
LargeCap S&P 500 Index Fund (a)	2,462,896	45,859
LargeCap Value Fund III (a)	1,272,619	22,449
Overseas Fund (a)	3,698,434	41,386
Short-Term Income Fund (a)	12,314,654	148,145
		$606,340
TOTAL INVESTMENT COMPANIES		$869,234
Total Investments		$869,234
Other Assets and Liabilities - (0.01)%		$(117)
TOTAL NET ASSETS - 100.00%		$869,117

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	47.08%
Domestic Equity Funds	22.47%
Specialty Funds	16.63%
International Equity Funds	13.83%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2010 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$27,672	$963	$6,594	$25,127
Bond Market Index Fund	91,222	5,055	24,395	68,528
Core Plus Bond Fund	183,078	9,347	41,107	144,900
Diversified International Fund	51,475	1,377	9,927	42,362
Diversified Real Asset Fund	28,822	2,531	13,886	17,824
Equity Income Fund	28,205	1,814	8,011	22,756
Global Diversified Income Fund	93,711	4,621	19,606	76,325
Global Multi-Strategy Fund	53,529	6,051	7,593	50,367
Global Opportunities Fund	34,373	3,607	14,063	22,292
Inflation Protection Fund	59,818	1,811	13,226	47,663
International Small Company Fund	16,627	942	3,102	14,186
LargeCap Growth Fund I	27,958	2,017	6,594	26,007
LargeCap S&P 500 Index Fund	47,533	6,795	9,995	45,859
LargeCap Value Fund III	25,812	1,916	5,855	22,449
MidCap Fund	25,353	1,061	4,964	22,594
MidCap Value Fund III	18,349	1,452	3,828	15,010
Overseas Fund	50,638	2,008	9,928	41,386
Short-Term Income Fund	160,070	21,499	31,310	148,145
SmallCap Growth Fund I	8,641	558	1,759	8,199
SmallCap Value Fund II	8,411	568	1,759	7,255
	$1,041,297	$75,993	$237,502	$869,234

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$38	$1,596	$676	$1,490
Bond Market Index Fund	2,075	(641)	—	(2,713)
Core Plus Bond Fund	4,027	(186)	—	(6,232)
Diversified International Fund	891	(701)	—	138
Diversified Real Asset Fund	673	671	—	(314)
Equity Income Fund	444	2,505	1,120	(1,757)
Global Diversified Income Fund	2,956	(106)	—	(2,295)
Global Multi-Strategy Fund	1,309	163	239	(1,783)
Global Opportunities Fund	2,778	1,221	469	(2,846)
Inflation Protection Fund	1,139	500	—	(1,240)
International Small Company Fund	711	165	74	(446)
LargeCap Growth Fund I	159	2,377	1,609	249
LargeCap S&P 500 Index Fund	900	1,212	2,505	314
LargeCap Value Fund III	541	873	1,126	(297)
MidCap Fund	33	1,835	785	(691)
MidCap Value Fund III	586	258	687	(1,221)
Overseas Fund	1,219	1,199	303	(2,531)
Short-Term Income Fund	2,372	(15)	—	(2,099)
SmallCap Growth Fund I	192	549	285	210
SmallCap Value Fund II	224	507	263	(472)
	$23,267	$13,982	$10,141	$(24,536)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2015 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.35%
Blue Chip Fund (a)	804,649	$19,263
Diversified Real Asset Fund (a)	918,264	10,882
Global Diversified Income Fund (a)	3,178,850	43,487
Global Multi-Strategy Fund (a)	2,513,796	28,129
International Small Company Fund (a)	894,355	11,287
LargeCap Growth Fund I (a)	1,192,658	19,727
MidCap Fund (a)	570,554	16,455
MidCap Value Fund III (a)	548,514	11,557
SmallCap Growth Fund I (a)	421,561	6,593
SmallCap Value Fund II (a)	430,986	5,982
		$173,362
Principal Funds, Inc. Institutional Class - 67.66%
Bond Market Index Fund (a)	3,688,507	39,614
Core Plus Bond Fund (a)	7,978,566	84,254
Diversified International Fund (a)	2,375,895	32,645
Equity Income Fund (a)	538,374	17,562
Global Opportunities Fund (a)	1,169,044	15,069
Inflation Protection Fund (a)	2,718,971	23,111
LargeCap S&P 500 Index Fund (a)	1,840,301	34,266
LargeCap Value Fund III (a)	987,376	17,417
Overseas Fund (a)	2,845,906	31,846
Short-Term Income Fund (a)	5,554,691	66,823
		$362,607
TOTAL INVESTMENT COMPANIES		$535,969
Total Investments		$535,969
Other Assets and Liabilities - (0.01)%		$(66)
TOTAL NET ASSETS - 100.00%		$535,903

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	39.89%
Domestic Equity Funds	27.78%
International Equity Funds	16.95%
Specialty Funds	15.39%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2015 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$21,441	$893	$5,473	$19,263
Bond Market Index Fund	55,811	2,405	16,541	39,614
Core Plus Bond Fund	107,279	5,085	24,350	84,254
Diversified International Fund	40,027	1,335	8,299	32,645
Diversified Real Asset Fund	16,248	662	6,224	10,882
Equity Income Fund	21,274	1,558	5,829	17,562
Global Diversified Income Fund	50,160	5,904	11,265	43,487
Global Multi-Strategy Fund	28,741	4,840	4,591	28,129
Global Opportunities Fund	29,090	3,262	15,843	15,069
Inflation Protection Fund	27,528	2,339	6,376	23,111
International Small Company Fund	13,470	843	2,808	11,287
LargeCap Growth Fund I	21,665	1,721	5,686	19,727
LargeCap S&P 500 Index Fund	37,020	4,679	8,568	34,266
LargeCap Value Fund III	20,262	1,645	4,929	17,417
MidCap Fund	19,187	937	4,497	16,455
MidCap Value Fund III	14,643	1,254	3,563	11,557
Overseas Fund	39,346	1,826	8,299	31,846
Short-Term Income Fund	66,935	16,199	15,395	66,823
SmallCap Growth Fund I	7,130	513	1,670	6,593
SmallCap Value Fund II	6,941	522	1,508	5,982
	$644,198	$58,422	$161,714	$535,969

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$30	$1,319	$532	$1,083
Bond Market Index Fund	1,262	(307)	—	(1,754)
Core Plus Bond Fund	2,352	128	—	(3,888)
Diversified International Fund	697	2,066	—	(2,484)
Diversified Real Asset Fund	361	(123)	—	319
Equity Income Fund	348	1,673	879	(1,114)
Global Diversified Income Fund	1,632	(39)	—	(1,273)
Global Multi-Strategy Fund	704	95	128	(956)
Global Opportunities Fund	2,385	1,989	402	(3,429)
Inflation Protection Fund	568	100	—	(480)
International Small Company Fund	573	199	60	(417)
LargeCap Growth Fund I	125	2,536	1,266	(509)
LargeCap S&P 500 Index Fund	690	2,205	1,917	(1,070)
LargeCap Value Fund III	427	723	887	(284)
MidCap Fund	25	1,661	599	(833)
MidCap Value Fund III	466	237	547	(1,014)
Overseas Fund	952	423	236	(1,450)
Short-Term Income Fund	1,038	—	—	(916)
SmallCap Growth Fund I	161	537	238	83
SmallCap Value Fund II	187	419	220	(392)
	$14,983	$15,841	$7,911	$(20,778)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2020 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.54%
Blue Chip Fund (a)	8,920,580	$213,559
Diversified Real Asset Fund (a)	8,130,082	96,342
Global Diversified Income Fund (a)	24,842,033	339,839
Global Multi-Strategy Fund (a)	20,004,261	223,848
International Small Company Fund (a)	9,363,425	118,166
LargeCap Growth Fund I (a)	13,199,823	218,325
MidCap Fund (a)	6,255,242	180,401
MidCap Value Fund III (a)	5,928,446	124,912
SmallCap Growth Fund I (a)	4,417,020	69,082
SmallCap Value Fund II (a)	4,430,094	61,490
		$1,645,964
Principal Funds, Inc. Institutional Class - 65.47%
Bond Market Index Fund (a)	29,402,125	315,779
Core Plus Bond Fund (a)	64,489,460	681,009
Diversified International Fund (a)	25,427,860	349,379
Equity Income Fund (a)	5,928,597	193,391
Global Opportunities Fund (a)	14,684,256	189,280
Inflation Protection Fund (a)	18,583,171	157,957
LargeCap S&P 500 Index Fund (a)	19,006,257	353,896
LargeCap Value Fund III (a)	10,772,810	190,032
Overseas Fund (a)	30,536,449	341,703
Short-Term Income Fund (a)	28,857,969	347,161
		$3,119,587
TOTAL INVESTMENT COMPANIES		$4,765,551
Total Investments		$4,765,551
Other Assets and Liabilities - (0.01)%		$(491)
TOTAL NET ASSETS - 100.00%		$4,765,060

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	33.69%
Fixed Income Funds	31.52%
International Equity Funds	20.95%
Specialty Funds	13.85%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2020 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$222,825	$7,052	$42,217	$213,559
Bond Market Index Fund	402,627	16,653	88,744	315,779
Core Plus Bond Fund	851,087	37,280	177,325	681,009
Diversified International Fund	409,701	9,358	64,985	349,379
Diversified Real Asset Fund	136,689	3,832	45,801	96,342
Equity Income Fund	219,165	14,147	46,077	193,391
Global Diversified Income Fund	365,621	50,056	66,331	339,839
Global Multi-Strategy Fund	235,555	24,062	28,619	223,848
Global Opportunities Fund	286,384	29,266	111,973	189,280
Inflation Protection Fund	179,701	13,139	32,447	157,957
International Small Company Fund	134,958	7,140	21,592	118,166
LargeCap Growth Fund I	224,900	15,808	44,116	218,325
LargeCap S&P 500 Index Fund	365,213	42,218	65,405	353,896
LargeCap Value Fund III	210,231	14,927	39,990	190,032
MidCap Fund	195,259	7,522	31,415	180,401
MidCap Value Fund III	147,715	11,348	26,104	124,912
Overseas Fund	403,134	14,503	64,984	341,703
Real Estate Securities Fund	39,555	—	40,587	—
Short-Term Income Fund	302,685	106,582	57,683	347,161
SmallCap Growth Fund I	69,614	4,375	11,303	69,082
SmallCap Value Fund II	67,808	4,470	11,110	61,490
	$5,470,427	$433,738	$1,118,808	$4,765,551

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$316	$10,131	$5,637	$15,768
Bond Market Index Fund	9,204	(1,562)	—	(13,195)
Core Plus Bond Fund	18,932	(115)	—	(29,918)
Diversified International Fund	7,271	(537)	—	(4,158)
Diversified Real Asset Fund	3,048	(1,239)	—	2,861
Equity Income Fund	3,726	12,533	9,322	(6,377)
Global Diversified Income Fund	12,061	(128)	—	(9,379)
Global Multi-Strategy Fund	5,802	620	1,057	(7,770)
Global Opportunities Fund	23,739	11,385	4,005	(25,782)
Inflation Protection Fund	3,732	(168)	—	(2,268)
International Small Company Fund	5,854	1,101	611	(3,441)
LargeCap Growth Fund I	1,322	14,578	13,388	7,155
LargeCap S&P 500 Index Fund	6,822	8,792	18,979	3,078
LargeCap Value Fund III	4,491	5,474	9,338	(610)
MidCap Fund	264	3,620	6,238	5,415
MidCap Value Fund III	4,861	1,405	5,702	(9,452)
Overseas Fund	9,949	3,383	2,468	(14,333)
Real Estate Securities Fund	—	3,112	—	(2,080)
Short-Term Income Fund	4,992	(65)	—	(4,358)
SmallCap Growth Fund I	1,617	2,923	2,397	3,473
SmallCap Value Fund II	1,887	2,796	2,222	(2,474)
	$129,890	$78,039	$81,364	$(97,845)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2025 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 36.06%
Blue Chip Fund (a)	3,571,442	$85,500
Diversified Real Asset Fund (a)	2,959,587	35,071
Global Diversified Income Fund (a)	7,666,882	104,883
Global Multi-Strategy Fund (a)	6,371,582	71,298
International Small Company Fund (a)	3,677,691	46,412
LargeCap Growth Fund I (a)	5,280,347	87,337
MidCap Fund (a)	2,536,940	73,165
MidCap Value Fund III (a)	2,448,870	51,598
SmallCap Growth Fund I (a)	1,839,036	28,763
SmallCap Value Fund II (a)	1,851,729	25,702
		$609,729
Principal Funds, Inc. Institutional Class - 63.95%
Bond Market Index Fund (a)	9,392,048	100,871
Core Plus Bond Fund (a)	20,944,921	221,178
Diversified International Fund (a)	10,321,689	141,820
Equity Income Fund (a)	2,385,849	77,826
Global Opportunities Fund (a)	7,174,519	92,480
Inflation Protection Fund (a)	4,483,578	38,111
LargeCap S&P 500 Index Fund (a)	7,808,928	145,402
LargeCap Value Fund III (a)	4,345,859	76,661
Overseas Fund (a)	12,410,396	138,872
Short-Term Income Fund (a)	3,988,305	47,979
		$1,081,200
TOTAL INVESTMENT COMPANIES		$1,690,929
Total Investments		$1,690,929
Other Assets and Liabilities - (0.01)%		$(172)
TOTAL NET ASSETS - 100.00%		$1,690,757

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	38.57%
International Equity Funds	24.81%
Fixed Income Funds	24.14%
Specialty Funds	12.49%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2025 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$81,909	$5,035	$11,529	$85,500
Bond Market Index Fund	123,323	8,977	26,750	100,871
Core Plus Bond Fund	242,221	27,706	39,403	221,178
Diversified International Fund	152,656	8,238	17,131	141,820
Diversified Real Asset Fund	41,303	2,658	9,445	35,071
Equity Income Fund	80,691	7,720	13,075	77,826
Global Diversified Income Fund	100,455	20,102	12,844	104,883
Global Multi-Strategy Fund	66,000	12,951	5,602	71,298
Global Opportunities Fund	102,562	14,152	19,310	92,480
Inflation Protection Fund	39,045	4,802	5,196	38,111
International Small Company Fund	48,442	4,103	5,222	46,412
LargeCap Growth Fund I	82,695	8,286	12,184	87,337
LargeCap S&P 500 Index Fund	136,553	21,026	17,127	145,402
LargeCap Value Fund III	77,317	7,967	10,636	76,661
MidCap Fund	72,475	5,097	8,041	73,165
MidCap Value Fund III	55,397	6,087	6,793	51,598
Overseas Fund	150,172	10,189	17,132	138,872
Real Estate Securities Fund	20,055	—	20,498	—
Short-Term Income Fund	31,081	22,214	4,755	47,979
SmallCap Growth Fund I	26,548	2,515	2,924	28,763
SmallCap Value Fund II	25,867	2,553	2,923	25,702
	$1,756,767	$202,378	$268,520	$1,690,929

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$117	$1,798	$2,093	$8,287
Bond Market Index Fund	2,870	(349)	—	(4,330)
Core Plus Bond Fund	5,879	15	—	(9,361)
Diversified International Fund	2,761	827	—	(2,770)
Diversified Real Asset Fund	936	(179)	—	734
Equity Income Fund	1,434	863	3,461	1,627
Global Diversified Income Fund	3,545	(6)	—	(2,824)
Global Multi-Strategy Fund	1,655	(14)	301	(2,037)
Global Opportunities Fund	8,720	375	1,470	(5,299)
Inflation Protection Fund	832	5	—	(545)
International Small Company Fund	2,156	93	225	(1,004)
LargeCap Growth Fund I	491	1,991	4,970	6,549
LargeCap S&P 500 Index Fund	2,591	(71)	7,209	5,021
LargeCap Value Fund III	1,670	574	3,473	1,439
MidCap Fund	99	438	2,346	3,196
MidCap Value Fund III	1,850	36	2,170	(3,129)
Overseas Fund	3,777	22	936	(4,379)
Real Estate Securities Fund	—	1,515	—	(1,072)
Short-Term Income Fund	649	(4)	—	(557)
SmallCap Growth Fund I	625	132	926	2,492
SmallCap Value Fund II	729	23	859	182
	$43,386	$8,084	$30,439	$(7,780)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2030 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 38.84%
Blue Chip Fund (a)	7,651,398	$183,174
Diversified Real Asset Fund (a)	10,239,570	121,339
Global Diversified Income Fund (a)	21,511,782	294,281
Global Multi-Strategy Fund (a)	21,460,267	240,140
International Emerging Markets Fund (a)	1,236,038	34,325
International Small Company Fund (a)	14,288,604	180,322
LargeCap Growth Fund I (a)	31,026,714	513,182
MidCap Fund (a)	9,881,016	284,969
MidCap Value Fund III (a)	9,791,204	206,301
Origin Emerging Markets Fund (a)	3,097,317	35,619
SmallCap Growth Fund I (a)	7,126,316	111,456
SmallCap Value Fund II (a)	7,133,382	99,011
		$2,304,119
Principal Funds, Inc. Institutional Class - 61.17%
Bond Market Index Fund (a)	26,176,304	281,133
Core Plus Bond Fund (a)	60,344,547	637,238
Diversified International Fund (a)	38,440,758	528,176
Equity Income Fund (a)	4,834,444	157,700
Global Opportunities Fund (a)	27,890,845	359,513
Inflation Protection Fund (a)	12,306,401	104,604
LargeCap S&P 500 Index Fund (a)	31,361,642	583,954
LargeCap Value Fund III (a)	25,881,459	456,549
Overseas Fund (a)	46,437,942	519,641
		$3,628,508
TOTAL INVESTMENT COMPANIES		$5,932,627
Total Investments		$5,932,627
Other Assets and Liabilities - (0.01)%		$(588)
TOTAL NET ASSETS - 100.00%		$5,932,039

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	43.78%
International Equity Funds	27.94%
Fixed Income Funds	17.24%
Specialty Funds	11.05%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2030 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,095	$6,819	$91,900	$183,174
Bond Market Index Fund	335,376	36,998	78,578	281,133
Core Plus Bond Fund	752,299	72,196	159,477	637,238
Diversified International Fund	607,067	17,659	89,359	528,176
Diversified Real Asset Fund	154,720	5,450	40,787	121,339
Equity Income Fund	189,952	12,237	49,783	157,700
Global Diversified Income Fund	300,984	54,035	52,564	294,281
Global Multi-Strategy Fund	236,429	38,198	27,383	240,140
Global Opportunities Fund	432,865	47,671	100,366	359,513
Inflation Protection Fund	119,128	8,078	21,007	104,604
International Emerging Markets Fund	42,364	939	7,758	34,325
International Small Company Fund	200,872	11,958	28,910	180,322
LargeCap Growth Fund I	453,329	88,885	78,243	513,182
LargeCap S&P 500 Index Fund	573,595	98,398	107,784	583,954
LargeCap Value Fund	137,172	—	140,603	—
LargeCap Value Fund III	348,847	176,108	76,102	456,549
MidCap Fund	302,436	13,520	45,204	284,969
MidCap Value Fund III	235,680	19,835	36,268	206,301
Origin Emerging Markets Fund	43,951	832	7,758	35,619
Overseas Fund	598,689	27,490	89,884	519,641
Real Estate Securities Fund	65,546	—	67,190	—
SmallCap Growth Fund I	109,932	7,589	16,295	111,456
SmallCap Value Fund II	107,002	7,736	16,295	99,011
	$6,594,330	$752,631	$1,429,498	$5,932,627

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$263	$21,612	$4,687	$548
Bond Market Index Fund	7,952	(823)	—	(11,840)
Core Plus Bond Fund	17,430	(110)	—	(27,670)
Diversified International Fund	10,896	(517)	—	(6,674)
Diversified Real Asset Fund	3,461	(1,065)	—	3,021
Equity Income Fund	2,973	6,125	7,395	(831)
Global Diversified Income Fund	10,283	(99)	—	(8,075)
Global Multi-Strategy Fund	5,762	462	1,049	(7,566)
Global Opportunities Fund	36,399	5,689	6,140	(26,346)
Inflation Protection Fund	2,454	(28)	—	(1,567)
International Emerging Markets Fund	502	892	—	(2,112)
International Small Company Fund	8,847	1,763	923	(5,361)
LargeCap Growth Fund I	3,044	1,002	30,825	48,209
LargeCap S&P 500 Index Fund	11,079	1,272	30,820	18,473
LargeCap Value Fund	—	58,948	—	(55,517)
LargeCap Value Fund III	10,559	(460)	21,953	8,156
MidCap Fund	410	4,953	9,689	9,264
MidCap Value Fund III	7,865	1,484	9,225	(14,430)
Origin Emerging Markets Fund	395	992	—	(2,398)
Overseas Fund	14,994	1,059	3,717	(17,713)
Real Estate Securities Fund	—	5,527	—	(3,883)
SmallCap Growth Fund I	2,560	2,562	3,796	7,668
SmallCap Value Fund II	2,986	3,524	3,517	(2,956)
	$161,114	$114,764	$133,736	$(99,600)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2035 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 30.48%
Blue Chip Fund (a)	1,858,254	$44,487
International Emerging Markets Fund (a)	597,585	16,595
International Small Company Fund (a)	3,606,449	45,514
LargeCap Growth Fund I (a)	8,097,774	133,937
MidCap Value Fund III (a)	2,835,846	59,751
Origin Emerging Markets Fund (a)	1,531,486	17,612
Real Estate Securities Fund (a)	1,159,854	27,755
SmallCap Growth Fund I (a)	1,865,341	29,174
SmallCap Value Fund II (a)	1,879,378	26,086
		$400,911
Principal Funds, Inc. Institutional Class - 69.53%
Bond Market Index Fund (a)	6,217,413	66,775
Core Plus Bond Fund (a)	13,673,336	144,390
Diversified International Fund (a)	9,764,862	134,169
Equity Income Fund (a)	1,242,289	40,524
High Yield Fund I (a)	5,556,789	53,567
LargeCap S&P 500 Index Fund (a)	8,382,623	156,084
LargeCap Value Fund III (a)	6,714,824	118,450
MidCap Growth Fund III (a)	5,605,400	68,218
Overseas Fund (a)	11,828,506	132,361
		$914,538
TOTAL INVESTMENT COMPANIES		$1,315,449
Total Investments		$1,315,449
Other Assets and Liabilities - (0.01)%		$(136)
TOTAL NET ASSETS - 100.00%		$1,315,313

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.56%
International Equity Funds	26.32%
Fixed Income Funds	20.13%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2035 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$42,102	$3,056	$5,894	$44,487
Bond Market Index Fund	73,522	7,020	11,028	66,775
Core Plus Bond Fund	147,928	20,992	18,743	144,390
Diversified International Fund	142,079	10,593	16,630	134,169
Diversified Real Asset Fund	18,557	—	18,606	—
Equity Income Fund	40,764	4,443	5,962	40,524
High Yield Fund I	43,996	17,320	6,161	53,567
International Emerging Markets Fund	18,234	1,069	2,058	16,595
International Small Company Fund	46,504	5,342	5,433	45,514
LargeCap Growth Fund I	127,990	14,285	21,551	133,937
LargeCap S&P 500 Index Fund	149,946	28,849	27,914	156,084
LargeCap Value Fund	29,568	—	30,275	—
LargeCap Value Fund III	91,507	38,776	14,160	118,450
MidCap Growth Fund III	65,048	11,013	8,215	68,218
MidCap Value Fund III	63,636	7,755	8,057	59,751
Origin Emerging Markets Fund	19,421	1,025	2,060	17,612
Overseas Fund	140,350	12,895	16,714	132,361
Real Estate Securities Fund	24,433	8,082	4,836	27,755
SmallCap Growth Fund I	26,807	2,842	3,129	29,174
SmallCap Value Fund II	26,127	2,880	3,128	26,086
	$1,338,519	$198,237	$230,554	$1,315,449

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$61	$360	$1,078	$4,863
Bond Market Index Fund	1,686	(39)	—	(2,700)
Core Plus Bond Fund	3,679	(1)	—	(5,786)
Diversified International Fund	2,598	400	—	(2,273)
Diversified Real Asset Fund	—	(947)	—	996
Equity Income Fund	742	205	1,784	1,074
High Yield Fund I	2,138	3	—	(1,591)
International Emerging Markets Fund	229	109	—	(759)
International Small Company Fund	2,102	2	219	(901)
LargeCap Growth Fund I	764	2,724	7,736	10,489
LargeCap S&P 500 Index Fund	2,913	(146)	8,103	5,349
LargeCap Value Fund	—	12,862	—	(12,155)
LargeCap Value Fund III	2,557	(129)	5,316	2,456
MidCap Growth Fund III	2,675	26	5,210	346
MidCap Value Fund III	2,129	64	2,498	(3,647)
Origin Emerging Markets Fund	184	167	—	(941)
Overseas Fund	3,578	(2)	886	(4,168)
Real Estate Securities Fund	465	(6)	575	82
SmallCap Growth Fund I	630	100	934	2,554
SmallCap Value Fund II	736	20	867	187
	$29,866	$15,772	$35,206	$(6,525)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2040 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.74%
Blue Chip Fund (a)	6,144,069	$147,089
International Emerging Markets Fund (a)	2,030,910	56,398
International Small Company Fund (a)	11,458,785	144,610
LargeCap Growth Fund I (a)	27,345,170	452,289
MidCap Value Fund III (a)	9,405,988	198,184
Origin Emerging Markets Fund (a)	4,908,695	56,450
Real Estate Securities Fund (a)	3,607,800	86,335
SmallCap Growth Fund I (a)	6,126,619	95,820
SmallCap Value Fund II (a)	6,135,495	85,161
		$1,322,336
Principal Funds, Inc. Institutional Class - 67.27%
Bond Market Index Fund (a)	13,054,975	140,211
Core Plus Bond Fund (a)	30,730,808	324,517
Diversified International Fund (a)	31,675,366	435,220
Equity Income Fund (a)	4,099,907	133,739
High Yield Fund I (a)	13,431,565	129,480
LargeCap S&P 500 Index Fund (a)	27,748,401	516,675
LargeCap Value Fund III (a)	21,756,025	383,776
MidCap Growth Fund III (a)	18,703,857	227,626
Overseas Fund (a)	38,040,414	425,672
		$2,716,916
TOTAL INVESTMENT COMPANIES		$4,039,252
Total Investments		$4,039,252
Other Assets and Liabilities - (0.01)%		$(426)
TOTAL NET ASSETS - 100.00%		$4,038,826

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.61%
International Equity Funds	27.69%
Fixed Income Funds	14.71%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2040 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$150,070	$6,130	$26,749	$147,089
Bond Market Index Fund	186,295	15,971	54,966	140,211
Core Plus Bond Fund	381,178	33,380	76,447	324,517
Diversified International Fund	504,625	20,351	83,819	435,220
Diversified Real Asset Fund	58,961	—	59,125	—
Equity Income Fund	146,832	10,988	28,326	133,739
High Yield Fund I	115,707	42,398	24,836	129,480
International Emerging Markets Fund	65,835	3,076	10,478	56,398
International Small Company Fund	162,684	11,620	26,776	144,610
LargeCap Growth Fund I	458,405	36,430	87,000	452,289
LargeCap S&P 500 Index Fund	525,211	86,635	112,102	516,675
LargeCap Value Fund	106,420	—	108,898	—
LargeCap Value Fund III	325,562	123,039	72,177	383,776
MidCap Growth Fund III	232,463	34,517	39,581	227,626
MidCap Value Fund III	227,605	22,786	39,581	198,184
Origin Emerging Markets Fund	66,365	2,878	10,478	56,450
Overseas Fund	496,420	26,814	83,820	425,672
Real Estate Securities Fund	87,982	17,486	19,402	86,335
SmallCap Growth Fund I	96,036	6,918	15,911	95,820
SmallCap Value Fund II	93,602	7,054	15,910	85,161
	$4,488,258	$508,471	$996,382	$4,039,252

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$216	$2,543	$3,854	$15,095
Bond Market Index Fund	4,413	(955)	—	(6,134)
Core Plus Bond Fund	8,663	(11)	—	(13,583)
Diversified International Fund	9,139	(1,263)	—	(4,674)
Diversified Real Asset Fund	—	1,718	—	(1,554)
Equity Income Fund	2,542	2,285	6,386	1,960
High Yield Fund I	5,077	29	—	(3,818)
International Emerging Markets Fund	834	(9)	—	(2,026)
International Small Company Fund	7,228	979	754	(3,897)
LargeCap Growth Fund I	2,719	23,223	27,530	21,231
LargeCap S&P 500 Index Fund	10,202	(583)	28,373	17,514
LargeCap Value Fund	—	46,023	—	(43,545)
LargeCap Value Fund III	9,018	(645)	18,747	7,997
MidCap Growth Fund III	9,647	43	18,790	184
MidCap Value Fund III	7,689	1,710	9,018	(14,336)
Origin Emerging Markets Fund	636	1,078	—	(3,393)
Overseas Fund	12,503	394	3,099	(14,136)
Real Estate Securities Fund	1,487	(48)	1,921	317
SmallCap Growth Fund I	2,237	1,586	3,318	7,191
SmallCap Value Fund II	2,613	2,184	3,078	(1,769)
	$96,863	$80,281	$124,868	$(41,376)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2045 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 33.73%
Blue Chip Fund (a)	1,460,197	$34,957
International Emerging Markets Fund (a)	458,738	12,739
International Small Company Fund (a)	2,699,405	34,067
LargeCap Growth Fund I (a)	6,479,187	107,166
MidCap Value Fund III (a)	2,250,128	47,410
Origin Emerging Markets Fund (a)	1,120,494	12,886
Real Estate Securities Fund (a)	855,591	20,474
SmallCap Growth Fund I (a)	1,439,702	22,517
SmallCap Value Fund II (a)	1,486,472	20,632
		$312,848
Principal Funds, Inc. Institutional Class - 66.28%
Bond Market Index Fund (a)	2,320,232	24,919
Core Plus Bond Fund (a)	5,420,450	57,240
Diversified International Fund (a)	7,590,422	104,292
Equity Income Fund (a)	965,898	31,508
High Yield Fund I (a)	2,123,866	20,474
LargeCap S&P 500 Index Fund (a)	6,791,564	126,459
LargeCap Value Fund III (a)	5,281,016	93,157
MidCap Growth Fund III (a)	4,449,327	54,148
Overseas Fund (a)	9,153,791	102,431
		$614,628
TOTAL INVESTMENT COMPANIES		$927,476
Total Investments		$927,476
Other Assets and Liabilities - (0.01)%		$(95)
TOTAL NET ASSETS - 100.00%		$927,381

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	60.22%
International Equity Funds	28.72%
Fixed Income Funds	11.07%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2045 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$32,322	$2,905	$4,354	$34,957
Bond Market Index Fund	31,349	4,645	9,814	24,919
Core Plus Bond Fund	57,381	10,860	8,777	57,240
Diversified International Fund	108,949	10,244	13,460	104,292
Diversified Real Asset Fund	12,704	—	12,738	—
Equity Income Fund	30,793	3,969	4,240	31,508
High Yield Fund I	17,608	6,073	2,575	20,474
International Emerging Markets Fund	13,561	1,318	1,638	12,739
International Small Company Fund	34,710	4,236	4,214	34,067
LargeCap Growth Fund I	97,848	12,626	13,671	107,166
LargeCap S&P 500 Index Fund	112,566	25,003	15,332	126,459
LargeCap Value Fund	22,145	—	22,532	—
LargeCap Value Fund III	70,523	32,102	11,470	93,157
MidCap Growth Fund III	50,068	10,105	6,321	54,148
MidCap Value Fund III	49,012	7,547	6,321	47,410
Origin Emerging Markets Fund	13,820	1,278	1,638	12,886
Overseas Fund	107,417	11,670	13,461	102,431
Real Estate Securities Fund	20,474	2,751	2,926	20,474
SmallCap Growth Fund I	20,186	2,808	2,515	22,517
SmallCap Value Fund II	20,142	2,899	2,576	20,632
	$923,578	$153,039	$160,573	$927,476

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$47	$378	$842	$3,706
Bond Market Index Fund	758	(129)	—	(1,132)
Core Plus Bond Fund	1,426	—	—	(2,224)
Diversified International Fund	2,011	204	—	(1,645)
Diversified Real Asset Fund	—	(144)	—	178
Equity Income Fund	575	33	1,378	953
High Yield Fund I	840	1	—	(633)
International Emerging Markets Fund	175	38	—	(540)
International Small Company Fund	1,565	17	163	(682)
LargeCap Growth Fund I	589	764	5,959	9,599
LargeCap S&P 500 Index Fund	2,220	(86)	6,163	4,308
LargeCap Value Fund	—	8,475	—	(8,088)
LargeCap Value Fund III	1,999	(91)	4,151	2,093
MidCap Growth Fund III	2,105	11	4,100	285
MidCap Value Fund III	1,679	(6)	1,968	(2,822)
Origin Emerging Markets Fund	135	49	—	(623)
Overseas Fund	2,755	(11)	681	(3,184)
Real Estate Securities Fund	334	2	408	173
SmallCap Growth Fund I	483	35	717	2,003
SmallCap Value Fund II	578	—	681	167
	$20,274	$9,540	$27,211	$1,892
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2050 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 34.87%
Blue Chip Fund (a)	3,824,820	$91,566
International Emerging Markets Fund (a)	1,237,731	34,372
International Small Company Fund (a)	7,071,349	89,240
LargeCap Growth Fund I (a)	17,157,671	283,788
MidCap Value Fund III (a)	5,866,898	123,615
Origin Emerging Markets Fund (a)	3,007,822	34,590
Real Estate Securities Fund (a)	2,098,869	50,226
SmallCap Growth Fund I (a)	3,806,707	59,537
SmallCap Value Fund II (a)	3,822,604	53,058
		$819,992
Principal Funds, Inc. Institutional Class - 65.14%
Bond Market Index Fund (a)	4,056,321	43,565
Core Plus Bond Fund (a)	9,684,802	102,271
Diversified International Fund (a)	19,870,962	273,027
Equity Income Fund (a)	2,546,901	83,080
High Yield Fund I (a)	4,958,879	47,804
LargeCap S&P 500 Index Fund (a)	17,905,937	333,409
LargeCap Value Fund III (a)	13,635,608	240,532
MidCap Growth Fund III (a)	11,644,644	141,715
Overseas Fund (a)	23,821,868	266,567
		$1,531,970
TOTAL INVESTMENT COMPANIES		$2,351,962
Total Investments		$2,351,962
Other Assets and Liabilities - (0.01)%		$(256)
TOTAL NET ASSETS - 100.00%		$2,351,706

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.12%
International Equity Funds	29.66%
Fixed Income Funds	8.23%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2050 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$92,825	$5,451	$17,587	$91,566
Bond Market Index Fund	57,551	6,899	18,665	43,565
Core Plus Bond Fund	118,510	13,505	25,467	102,271
Diversified International Fund	310,678	19,829	53,769	273,027
Diversified Real Asset Fund	31,568	—	31,659	—
Equity Income Fund	88,546	8,427	16,509	83,080
High Yield Fund I	47,596	10,738	8,998	47,804
International Emerging Markets Fund	39,619	2,522	6,524	34,372
International Small Company Fund	99,020	8,877	16,873	89,240
LargeCap Growth Fund I	278,851	27,494	49,934	283,788
LargeCap S&P 500 Index Fund	323,141	61,037	61,643	333,409
LargeCap Value Fund	62,815	—	63,908	—
LargeCap Value Fund III	201,669	79,949	46,120	240,532
MidCap Growth Fund III	142,885	23,874	25,198	141,715
MidCap Value Fund III	139,910	16,657	25,198	123,615
Origin Emerging Markets Fund	40,137	2,404	6,524	34,590
Overseas Fund	305,024	23,814	53,769	266,567
Real Estate Securities Fund	56,965	4,115	11,249	50,226
SmallCap Growth Fund I	58,131	6,125	10,125	59,537
SmallCap Value Fund II	56,693	6,213	10,123	53,058
	$2,552,134	$327,930	$559,842	$2,351,962

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$133	$2,170	$2,372	$8,707
Bond Market Index Fund	1,379	(260)	—	(1,960)
Core Plus Bond Fund	2,723	(12)	—	(4,265)
Diversified International Fund	5,662	(201)	—	(3,510)
Diversified Real Asset Fund	—	932	—	(841)
Equity Income Fund	1,562	943	3,918	1,673
High Yield Fund I	1,997	(62)	—	(1,470)
International Emerging Markets Fund	502	—	—	(1,245)
International Small Company Fund	4,405	549	459	(2,333)
LargeCap Growth Fund I	1,673	8,054	16,940	19,323
LargeCap S&P 500 Index Fund	6,301	(433)	17,529	11,307
LargeCap Value Fund	—	26,055	—	(24,962)
LargeCap Value Fund III	5,576	(347)	11,595	5,381
MidCap Growth Fund III	5,935	11	11,561	143
MidCap Value Fund III	4,730	195	5,549	(7,949)
Origin Emerging Markets Fund	385	628	—	(2,055)
Overseas Fund	7,731	36	1,916	(8,538)
Real Estate Securities Fund	854	141	1,097	254
SmallCap Growth Fund I	1,375	147	2,039	5,259
SmallCap Value Fund II	1,607	143	1,893	132
	$54,530	$38,689	$76,868	$(6,949)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2055 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.81%
Blue Chip Fund (a)	728,186	$17,433
International Emerging Markets Fund (a)	222,537	6,180
International Small Company Fund (a)	1,325,371	16,726
LargeCap Growth Fund I (a)	3,085,409	51,033
MidCap Value Fund III (a)	1,104,219	23,266
Origin Emerging Markets Fund (a)	537,441	6,180
Real Estate Securities Fund (a)	406,148	9,719
SmallCap Growth Fund I (a)	706,306	11,047
SmallCap Value Fund II (a)	717,898	9,964
		$151,548
Principal Funds, Inc. Institutional Class - 64.20%
Bond Market Index Fund (a)	498,114	5,350
Core Plus Bond Fund (a)	1,227,213	12,959
Diversified International Fund (a)	3,651,127	50,166
Equity Income Fund (a)	468,576	15,285
High Yield Fund I (a)	906,089	8,735
LargeCap S&P 500 Index Fund (a)	3,235,370	60,243
LargeCap Value Fund III (a)	2,458,985	43,376
MidCap Growth Fund III (a)	2,167,624	26,380
Overseas Fund (a)	4,398,812	49,223
		$271,717
TOTAL INVESTMENT COMPANIES		$423,265
Total Investments		$423,265
Other Assets and Liabilities - (0.01)%		$(39)
TOTAL NET ASSETS - 100.00%		$423,226

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.27%
International Equity Funds	30.35%
Fixed Income Funds	6.39%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2055 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$14,811	$2,309	$1,666	$17,433
Bond Market Index Fund	6,570	1,586	2,533	5,350
Core Plus Bond Fund	12,086	3,028	1,662	12,959
Diversified International Fund	48,072	8,237	5,454	50,166
Diversified Real Asset Fund	4,169	—	4,182	—
Equity Income Fund	13,572	2,784	1,550	15,285
High Yield Fund I	6,808	3,057	886	8,735
International Emerging Markets Fund	6,091	1,031	686	6,180
International Small Company Fund	15,640	3,158	1,752	16,726
LargeCap Growth Fund I	42,852	8,583	5,202	51,033
LargeCap S&P 500 Index Fund	49,898	14,424	6,117	60,243
LargeCap Value Fund	9,698	—	9,867	—
LargeCap Value Fund III	30,739	16,286	4,634	43,376
MidCap Growth Fund III	22,548	6,224	2,593	26,380
MidCap Value Fund III	22,089	5,057	2,593	23,266
Origin Emerging Markets Fund	6,145	1,012	688	6,180
Overseas Fund	47,280	8,875	5,452	49,223
Real Estate Securities Fund	9,027	1,681	1,110	9,719
SmallCap Growth Fund I	9,171	1,937	1,041	11,047
SmallCap Value Fund II	8,952	1,952	1,042	9,964
	$386,218	$91,221	$60,710	$423,265

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$22	$19	$395	$1,960
Bond Market Index Fund	162	(23)	—	(250)
Core Plus Bond Fund	316	—	—	(493)
Diversified International Fund	905	13	—	(702)
Diversified Real Asset Fund	—	208	—	(195)
Equity Income Fund	268	(1)	625	480
High Yield Fund I	331	—	—	(244)
International Emerging Markets Fund	79	6	—	(262)
International Small Company Fund	720	1	75	(321)
LargeCap Growth Fund I	264	77	2,672	4,723
LargeCap S&P 500 Index Fund	988	8	2,746	2,030
LargeCap Value Fund	—	2,172	—	(2,003)
LargeCap Value Fund III	869	(2)	1,806	987
MidCap Growth Fund III	962	3	1,873	198
MidCap Value Fund III	767	1	900	(1,288)
Origin Emerging Markets Fund	61	4	—	(293)
Overseas Fund	1,237	(2)	305	(1,478)
Real Estate Securities Fund	151	1	179	120
SmallCap Growth Fund I	223	—	330	980
SmallCap Value Fund II	261	—	307	102
	$8,586	$2,485	$12,213	$4,051
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2060 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.60%
Blue Chip Fund (a)	471,315	$11,283
International Emerging Markets Fund (a)	155,738	4,325
International Small Company Fund (a)	894,612	11,290
LargeCap Growth Fund I (a)	2,107,587	34,860
MidCap Value Fund III (a)	758,240	15,976
Origin Emerging Markets Fund (a)	351,493	4,042
Real Estate Securities Fund (a)	267,710	6,406
SmallCap Growth Fund I (a)	488,844	7,646
SmallCap Value Fund II (a)	498,516	6,919
		$102,747
Principal Funds, Inc. Institutional Class - 64.41%
Bond Market Index Fund (a)	304,745	3,273
Core Plus Bond Fund (a)	676,870	7,148
Diversified International Fund (a)	2,541,528	34,921
Equity Income Fund (a)	318,469	10,388
High Yield Fund I (a)	607,798	5,859
LargeCap S&P 500 Index Fund (a)	2,248,765	41,872
LargeCap Value Fund III (a)	1,730,016	30,517
MidCap Growth Fund III (a)	1,470,254	17,893
Overseas Fund (a)	3,040,813	34,027
		$185,898
TOTAL INVESTMENT COMPANIES		$288,645
Total Investments		$288,645
Other Assets and Liabilities - (0.01)%		$(24)
TOTAL NET ASSETS - 100.00%		$288,621

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.67%
International Equity Funds	30.70%
Fixed Income Funds	5.64%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2060 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$9,369	$2,324	$1,658	$11,283
Bond Market Index Fund	3,686	1,136	1,400	3,273
Core Plus Bond Fund	6,760	2,087	1,430	7,148
Diversified International Fund	32,338	8,468	5,361	34,921
Diversified Real Asset Fund	3,341	—	3,351	—
Equity Income Fund	9,164	2,656	1,746	10,388
High Yield Fund I	4,662	2,228	861	5,859
International Emerging Markets Fund	4,130	1,071	690	4,325
International Small Company Fund	10,219	3,002	1,700	11,290
LargeCap Growth Fund I	28,421	8,183	4,918	34,860
LargeCap S&P 500 Index Fund	33,115	13,513	6,094	41,872
LargeCap Value Fund	6,584	—	6,699	—
LargeCap Value Fund III	20,360	14,061	4,543	30,517
MidCap Growth Fund III	14,747	5,560	2,518	17,893
MidCap Value Fund III	14,582	4,820	2,541	15,976
Origin Emerging Markets Fund	3,874	1,055	690	4,042
Overseas Fund	31,548	8,898	5,361	34,027
Real Estate Securities Fund	5,717	1,683	1,076	6,406
SmallCap Growth Fund I	6,156	1,863	1,032	7,646
SmallCap Value Fund II	6,015	1,874	1,033	6,919
	$254,788	$84,482	$54,702	$288,645

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$14	$7	$252	$1,241
Bond Market Index Fund	91	(8)	—	(141)
Core Plus Bond Fund	174	—	—	(269)
Diversified International Fund	624	2	—	(526)
Diversified Real Asset Fund	—	118	—	(108)
Equity Income Fund	179	1	418	313
High Yield Fund I	226	(1)	—	(169)
International Emerging Markets Fund	55	2	—	(188)
International Small Company Fund	480	(2)	50	(229)
LargeCap Growth Fund I	178	12	1,802	3,162
LargeCap S&P 500 Index Fund	678	(16)	1,880	1,354
LargeCap Value Fund	—	510	—	(395)
LargeCap Value Fund III	603	(14)	1,251	653
MidCap Growth Fund III	643	(4)	1,253	108
MidCap Value Fund III	519	(4)	608	(881)
Origin Emerging Markets Fund	39	2	—	(199)
Overseas Fund	845	1	208	(1,059)
Real Estate Securities Fund	98	(1)	116	83
SmallCap Growth Fund I	152	1	225	658
SmallCap Value Fund II	178	—	210	63
	$5,776	$606	$8,273	$3,471
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime 2065 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.20%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 35.28%
Blue Chip Fund (a)	10,548	$252
International Emerging Markets Fund (a)	3,430	95
International Small Company Fund (a)	19,831	250
LargeCap Growth Fund I (a)	46,528	770
MidCap Value Fund III (a)	17,733	374
Origin Emerging Markets Fund (a)	8,347	96
Real Estate Securities Fund (a)	6,334	152
SmallCap Growth Fund I (a)	11,197	175
SmallCap Value Fund II (a)	11,868	165
		$2,329
Principal Funds, Inc. Institutional Class - 64.92%
Bond Market Index Fund (a)	7,221	78
Core Plus Bond Fund (a)	15,451	163
Diversified International Fund (a)	58,012	797
Equity Income Fund (a)	7,176	234
High Yield Fund I (a)	14,254	137
LargeCap S&P 500 Index Fund (a)	51,945	967
LargeCap Value Fund III (a)	39,854	703
MidCap Growth Fund III (a)	33,932	413
Overseas Fund (a)	70,935	794
		$4,286
TOTAL INVESTMENT COMPANIES		$6,615
Total Investments		$6,615
Other Assets and Liabilities - (0.20)%		$(13)
TOTAL NET ASSETS - 100.00%		$6,602

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.70%
International Equity Funds	30.78%
Fixed Income Funds	5.72%
Other Assets and Liabilities	(0.20)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime 2065 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$2	$529	$313	$252
Bond Market Index Fund	1	242	165	78
Core Plus Bond Fund	2	442	276	163
Diversified International Fund	6	1,907	1,112	797
Diversified Real Asset Fund	1	—	1	—
Equity Income Fund	2	532	313	234
Global Opportunities Fund	3	—	3	—
High Yield Fund I	1	318	179	137
International Emerging Markets Fund	1	242	144	95
International Small Company Fund	2	598	353	250
LargeCap Growth Fund I	7	1,604	947	770
LargeCap S&P 500 Index Fund	8	2,149	1,268	967
LargeCap Value Fund	2	—	2	—
LargeCap Value Fund III	5	1,606	948	703
MidCap Growth Fund III	4	885	523	413
MidCap Value Fund III	4	893	527	374
Origin Emerging Markets Fund	1	242	143	96
Overseas Fund	6	1,913	1,111	794
Real Estate Securities Fund	1	379	244	152
SmallCap Growth Fund I	2	363	215	175
SmallCap Value Fund II	2	363	214	165
	$63	$15,207	$9,001	$6,615

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$—	$7	$—	$27
Bond Market Index Fund	—	—	—	—
Core Plus Bond Fund	3	(1)	—	(4)
Diversified International Fund	—	11	—	(15)
Diversified Real Asset Fund	—	—	—	—
Equity Income Fund	2	3	—	10
Global Opportunities Fund	—	—	—	—
High Yield Fund I	4	—	—	(3)
International Emerging Markets Fund	—	1	—	(5)
International Small Company Fund	—	—	—	3
LargeCap Growth Fund I	—	27	1	79
LargeCap S&P 500 Index Fund	—	7	1	71
LargeCap Value Fund	—	—	—	—
LargeCap Value Fund III	—	8	—	32
MidCap Growth Fund III	—	12	—	35
MidCap Value Fund III	—	5	—	(1)
Origin Emerging Markets Fund	—	2	—	(6)
Overseas Fund	1	9	—	(23)
Real Estate Securities Fund	2	1	—	15
SmallCap Growth Fund I	—	6	—	19
SmallCap Value Fund II	—	1	—	13
	$12	$99	$2	$247
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2015 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 20.24%
Diversified Real Asset Fund (a)	94,419	$1,119
Global Diversified Income Fund (a)	301,398	4,123
International Small Company Fund (a)	74,035	934
MidCap S&P 400 Index Fund (a)	124,953	2,811
SmallCap S&P 600 Index Fund (a)	39,609	1,208
		$10,195
Principal Funds, Inc. Institutional Class - 79.77%
Bond Market Index Fund (a)	1,344,500	14,440
Diversified International Fund (a)	456,329	6,270
Inflation Protection Fund (a)	289,521	2,461
LargeCap S&P 500 Index Fund (a)	559,190	10,412
Short-Term Income Fund (a)	548,509	6,599
		$40,182
TOTAL INVESTMENT COMPANIES		$50,377
Total Investments		$50,377
Other Assets and Liabilities - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$50,370

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	46.65%
Domestic Equity Funds	28.65%
International Equity Funds	14.30%
Specialty Funds	10.41%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2015 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$10,468	$8,532	$4,152	$14,440
Diversified International Fund	4,366	3,207	1,182	6,270
Diversified Real Asset Fund	831	657	385	1,119
Global Diversified Income Fund	2,680	2,354	803	4,123
Inflation Protection Fund	1,664	1,309	493	2,461
International Small Company Fund	650	479	172	934
LargeCap S&P 500 Index Fund	6,664	5,214	1,811	10,412
MidCap S&P 400 Index Fund	1,824	1,429	502	2,811
Short-Term Income Fund	3,858	4,028	1,226	6,599
SmallCap S&P 600 Index Fund	744	570	202	1,208
	$33,749	$27,779	$10,928	$50,377

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$246	$(2)	$—	$(406)
Diversified International Fund	88	—	—	(121)
Diversified Real Asset Fund	21	—	—	16
Global Diversified Income Fund	121	—	—	(108)
Inflation Protection Fund	38	—	—	(19)
International Small Company Fund	30	—	3	(23)
LargeCap S&P 500 Index Fund	124	6	344	339
MidCap S&P 400 Index Fund	30	1	103	59
Short-Term Income Fund	82	—	—	(61)
SmallCap S&P 600 Index Fund	15	1	34	95
	$795	$6	$484	$(229)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2020 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 21.46%
Diversified Real Asset Fund (a)	262,199	$3,107
Global Diversified Income Fund (a)	758,437	10,376
International Small Company Fund (a)	250,889	3,166
MidCap S&P 400 Index Fund (a)	441,183	9,927
Real Estate Securities Fund (a)	2	—
SmallCap S&P 600 Index Fund (a)	135,334	4,126
		$30,702
Principal Funds, Inc. Institutional Class - 78.55%
Bond Market Index Fund (a)	3,414,427	36,671
Diversified International Fund (a)	1,624,692	22,323
Inflation Protection Fund (a)	599,657	5,097
LargeCap S&P 500 Index Fund (a)	1,990,589	37,065
Short-Term Income Fund (a)	932,319	11,216
		$112,372
TOTAL INVESTMENT COMPANIES		$143,074
Total Investments		$143,074
Other Assets and Liabilities - (0.01)%		$(12)
TOTAL NET ASSETS - 100.00%		$143,062

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	37.03%
Domestic Equity Funds	35.74%
International Equity Funds	17.82%
Specialty Funds	9.42%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2020 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$34,147	$13,240	$9,421	$36,671
Diversified International Fund	19,466	6,760	3,561	22,323
Diversified Real Asset Fund	2,885	1,104	934	3,107
Global Diversified Income Fund	8,460	3,907	1,721	10,376
Inflation Protection Fund	4,386	1,646	885	5,097
International Small Company Fund	2,719	1,008	496	3,166
LargeCap S&P 500 Index Fund	29,378	11,888	5,458	37,065
MidCap S&P 400 Index Fund	7,992	3,239	1,509	9,927
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	8,103	4,927	1,697	11,216
SmallCap S&P 600 Index Fund	3,137	1,247	590	4,126
	$120,673	$48,966	$26,272	$143,074

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$811	$(4)	$—	$(1,291)
Diversified International Fund	366	54	—	(396)
Diversified Real Asset Fund	68	3	—	49
Global Diversified Income Fund	330	6	—	(276)
Inflation Protection Fund	92	—	—	(50)
International Small Company Fund	125	3	13	(68)
LargeCap S&P 500 Index Fund	552	11	1,538	1,246
MidCap S&P 400 Index Fund	132	1	456	204
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	148	—	—	(117)
SmallCap S&P 600 Index Fund	66	(1)	144	333
	$2,690	$73	$2,151	$(366)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2025 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 22.43%
Diversified Real Asset Fund (a)	222,563	$2,637
Global Diversified Income Fund (a)	539,062	7,374
International Small Company Fund (a)	243,891	3,078
MidCap S&P 400 Index Fund (a)	428,915	9,651
Real Estate Securities Fund (a)	17	—
SmallCap S&P 600 Index Fund (a)	133,534	4,072
		$26,812
Principal Funds, Inc. Institutional Class - 77.58%
Bond Market Index Fund (a)	2,670,282	28,679
Diversified International Fund (a)	1,562,596	21,470
Inflation Protection Fund (a)	358,595	3,048
LargeCap S&P 500 Index Fund (a)	1,911,212	35,587
Short-Term Income Fund (a)	328,255	3,949
		$92,733
TOTAL INVESTMENT COMPANIES		$119,545
Total Investments		$119,545
Other Assets and Liabilities - (0.01)%		$(9)
TOTAL NET ASSETS - 100.00%		$119,536

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	41.25%
Fixed Income Funds	29.85%
International Equity Funds	20.53%
Specialty Funds	8.38%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2025 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$23,225	$10,914	$4,577	$28,679
Diversified International Fund	16,747	7,187	2,127	21,470
Diversified Real Asset Fund	2,174	993	571	2,637
Global Diversified Income Fund	5,408	2,887	736	7,374
Inflation Protection Fund	2,328	1,066	320	3,048
International Small Company Fund	2,376	1,062	297	3,078
LargeCap S&P 500 Index Fund	25,354	12,263	3,240	35,587
MidCap S&P 400 Index Fund	6,972	3,373	901	9,651
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	2,251	2,051	319	3,949
SmallCap S&P 600 Index Fund	2,788	1,317	354	4,072
	$89,623	$43,113	$13,442	$119,545

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$547	$—	$—	$(883)
Diversified International Fund	311	10	—	(347)
Diversified Real Asset Fund	50	(1)	—	42
Global Diversified Income Fund	220	1	—	(186)
Inflation Protection Fund	48	—	—	(26)
International Small Company Fund	108	1	11	(64)
LargeCap S&P 500 Index Fund	473	9	1,316	1,201
MidCap S&P 400 Index Fund	115	2	394	205
Real Estate Securities Fund	—	—	—	—
Short-Term Income Fund	45	—	—	(34)
SmallCap S&P 600 Index Fund	59	—	127	321
	$1,976	$22	$1,848	$229
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2030 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.89%
Diversified Real Asset Fund (a)	296,216	$3,510
Global Diversified Income Fund (a)	583,418	7,981
International Emerging Markets Fund (a)	25,022	695
International Small Company Fund (a)	364,462	4,600
MidCap S&P 400 Index Fund (a)	647,420	14,567
Origin Emerging Markets Fund (a)	61,436	707
SmallCap S&P 600 Index Fund (a)	203,295	6,198
		$38,258
Principal Funds, Inc. Institutional Class - 76.11%
Bond Market Index Fund (a)	3,150,523	33,836
Diversified International Fund (a)	2,276,418	31,278
Inflation Protection Fund (a)	374,380	3,182
LargeCap S&P 500 Index Fund (a)	2,877,101	53,572
		$121,868
TOTAL INVESTMENT COMPANIES		$160,126
Total Investments		$160,126
Other Assets and Liabilities - 0.00%		$(7)
TOTAL NET ASSETS - 100.00%		$160,119

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	46.43%
International Equity Funds	23.27%
Fixed Income Funds	23.12%
Specialty Funds	7.18%
Other Assets and Liabilities	0.00%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2030 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$25,953	$14,791	$5,932	$33,836
Diversified International Fund	24,002	12,168	4,408	31,278
Diversified Real Asset Fund	2,773	1,544	868	3,510
Global Diversified Income Fund	5,580	3,722	1,128	7,981
Inflation Protection Fund	2,388	1,292	474	3,182
International Emerging Markets Fund	561	273	101	695
International Small Company Fund	3,490	1,835	631	4,600
LargeCap S&P 500 Index Fund	37,581	21,264	7,011	53,572
MidCap S&P 400 Index Fund	10,318	5,888	1,951	14,567
Origin Emerging Markets Fund	580	272	101	707
Short-Term Income Fund	—	—	—	—
SmallCap S&P 600 Index Fund	4,162	2,325	777	6,198
	$117,388	$65,374	$23,382	$160,126

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$631	$(3)	$—	$(973)
Diversified International Fund	457	55	—	(539)
Diversified Real Asset Fund	66	1	—	60
Global Diversified Income Fund	234	3	—	(196)
Inflation Protection Fund	51	—	—	(24)
International Emerging Markets Fund	7	6	—	(44)
International Small Company Fund	163	3	17	(97)
LargeCap S&P 500 Index Fund	720	(24)	2,003	1,762
MidCap S&P 400 Index Fund	174	—	600	312
Origin Emerging Markets Fund	6	7	—	(51)
Short-Term Income Fund	—	—	—	—
SmallCap S&P 600 Index Fund	90	(4)	195	492
	$2,599	$44	$2,815	$702
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2035 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 21.91%
Diversified Real Asset Fund (a)	407	$5
International Emerging Markets Fund (a)	36,023	1,000
International Small Company Fund (a)	230,895	2,914
MidCap S&P 400 Index Fund (a)	422,217	9,500
Origin Emerging Markets Fund (a)	88,384	1,016
Real Estate Securities Fund (a)	95,555	2,287
SmallCap S&P 600 Index Fund (a)	133,387	4,067
		$20,789
Principal Funds, Inc. Institutional Class - 78.10%
Bond Market Index Fund (a)	1,552,005	16,669
Diversified International Fund (a)	1,390,049	19,099
High Yield Fund I (a)	386,761	3,728
LargeCap S&P 500 Index Fund (a)	1,859,294	34,620
		$74,116
TOTAL INVESTMENT COMPANIES		$94,905
Total Investments		$94,905
Other Assets and Liabilities - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$94,898

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	53.19%
International Equity Funds	25.32%
Fixed Income Funds	21.49%
Specialty Funds	0.01%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2035 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$12,849	$6,295	$1,973	$16,669
Diversified International Fund	14,651	6,426	1,676	19,099
Diversified Real Asset Fund	5	—	—	5
High Yield Fund I	2,501	1,644	319	3,728
International Emerging Markets Fund	801	340	90	1,000
International Small Company Fund	2,196	1,026	249	2,914
LargeCap S&P 500 Index Fund	24,272	12,040	2,801	34,620
MidCap S&P 400 Index Fund	6,715	3,376	782	9,500
Origin Emerging Markets Fund	826	337	90	1,016
Real Estate Securities Fund	1,632	812	203	2,287
SmallCap S&P 600 Index Fund	2,727	1,339	312	4,067
	$69,175	$33,635	$8,495	$94,905

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$313	$2	$—	$(504)
Diversified International Fund	281	15	—	(317)
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	134	—	—	(98)
International Emerging Markets Fund	11	2	—	(53)
International Small Company Fund	103	1	11	(60)
LargeCap S&P 500 Index Fund	467	8	1,300	1,101
MidCap S&P 400 Index Fund	114	—	392	191
Origin Emerging Markets Fund	8	3	—	(60)
Real Estate Securities Fund	31	—	33	46
SmallCap S&P 600 Index Fund	59	(1)	128	314
	$1,521	$30	$1,864	$560
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2040 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.14%
Diversified Real Asset Fund (a)	155	$2
International Emerging Markets Fund (a)	45,268	1,257
International Small Company Fund (a)	285,538	3,603
MidCap S&P 400 Index Fund (a)	519,902	11,698
Origin Emerging Markets Fund (a)	111,009	1,277
Real Estate Securities Fund (a)	108,448	2,595
SmallCap S&P 600 Index Fund (a)	165,814	5,056
		$25,488
Principal Funds, Inc. Institutional Class - 76.87%
Bond Market Index Fund (a)	1,325,515	14,236
Diversified International Fund (a)	1,730,599	23,778
High Yield Fund I (a)	368,401	3,551
LargeCap S&P 500 Index Fund (a)	2,314,319	43,093
		$84,658
TOTAL INVESTMENT COMPANIES		$110,146
Total Investments		$110,146
Other Assets and Liabilities - (0.01)%		$(7)
TOTAL NET ASSETS - 100.00%		$110,139

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.70%
International Equity Funds	27.16%
Fixed Income Funds	16.15%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2040 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$11,382	$5,326	$2,020	$14,236
Diversified International Fund	18,798	7,762	2,424	23,778
Diversified Real Asset Fund	2	—	—	2
High Yield Fund I	2,431	1,566	349	3,551
International Emerging Markets Fund	1,039	415	132	1,257
International Small Company Fund	2,799	1,234	357	3,603
LargeCap S&P 500 Index Fund	31,040	14,678	4,049	43,093
MidCap S&P 400 Index Fund	8,497	4,080	1,120	11,698
Origin Emerging Markets Fund	1,071	411	131	1,277
Real Estate Securities Fund	1,900	911	273	2,595
SmallCap S&P 600 Index Fund	3,477	1,632	453	5,056
	$82,436	$38,015	$11,308	$110,146

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$288	$1	$—	$(453)
Diversified International Fund	372	16	—	(374)
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	131	(1)	—	(96)
International Emerging Markets Fund	14	4	—	(69)
International Small Company Fund	135	—	14	(73)
LargeCap S&P 500 Index Fund	618	(11)	1,716	1,435
MidCap S&P 400 Index Fund	149	(1)	512	242
Origin Emerging Markets Fund	11	5	—	(79)
Real Estate Securities Fund	37	1	40	56
SmallCap S&P 600 Index Fund	78	(3)	169	403
	$1,833	$11	$2,451	$992
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2045 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.00%
Diversified Real Asset Fund (a)	10	$—
International Emerging Markets Fund (a)	23,764	660
International Small Company Fund (a)	158,987	2,006
MidCap S&P 400 Index Fund (a)	291,546	6,560
Origin Emerging Markets Fund (a)	58,249	670
Real Estate Securities Fund (a)	57,730	1,382
SmallCap S&P 600 Index Fund (a)	90,468	2,758
		$14,036
Principal Funds, Inc. Institutional Class - 76.01%
Bond Market Index Fund (a)	543,370	5,836
Diversified International Fund (a)	964,229	13,249
High Yield Fund I (a)	133,961	1,291
LargeCap S&P 500 Index Fund (a)	1,293,670	24,088
		$44,464
TOTAL INVESTMENT COMPANIES		$58,500
Total Investments		$58,500
Other Assets and Liabilities - (0.01)%		$(6)
TOTAL NET ASSETS - 100.00%		$58,494

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	59.47%
International Equity Funds	28.36%
Fixed Income Funds	12.18%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2045 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$4,615	$2,047	$648	$5,836
Diversified International Fund	10,393	4,152	1,104	13,249
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	905	525	104	1,291
International Emerging Markets Fund	540	209	57	660
International Small Company Fund	1,548	660	162	2,006
LargeCap S&P 500 Index Fund	17,273	7,856	1,846	24,088
MidCap S&P 400 Index Fund	4,747	2,190	512	6,560
Origin Emerging Markets Fund	556	207	56	670
Real Estate Securities Fund	1,010	460	117	1,382
SmallCap S&P 600 Index Fund	1,893	853	203	2,758
	$43,480	$19,159	$4,809	$58,500

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$112	$1	$—	$(179)
Diversified International Fund	199	10	—	(202)
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	47	—	—	(35)
International Emerging Markets Fund	7	2	—	(34)
International Small Company Fund	72	—	7	(40)
LargeCap S&P 500 Index Fund	331	5	921	800
MidCap S&P 400 Index Fund	80	(1)	276	136
Origin Emerging Markets Fund	6	2	—	(39)
Real Estate Securities Fund	19	—	21	29
SmallCap S&P 600 Index Fund	41	—	89	215
	$914	$19	$1,314	$651
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2050 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 24.61%
International Emerging Markets Fund (a)	21,791	$605
International Small Company Fund (a)	150,599	1,901
MidCap S&P 400 Index Fund (a)	277,689	6,248
Origin Emerging Markets Fund (a)	53,387	614
Real Estate Securities Fund (a)	52,528	1,257
SmallCap S&P 600 Index Fund (a)	87,739	2,675
		$13,300
Principal Funds, Inc. Institutional Class - 75.40%
Bond Market Index Fund (a)	354,953	3,812
Diversified International Fund (a)	932,215	12,808
High Yield Fund I (a)	112,125	1,081
LargeCap S&P 500 Index Fund (a)	1,237,860	23,049
		$40,750
TOTAL INVESTMENT COMPANIES		$54,050
Total Investments		$54,050
Other Assets and Liabilities - (0.01)%		$(4)
TOTAL NET ASSETS - 100.00%		$54,046

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.48%
International Equity Funds	29.48%
Fixed Income Funds	9.05%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2050 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$2,895	$1,499	$467	$3,812
Diversified International Fund	9,642	4,441	1,089	12,808
High Yield Fund I	713	485	88	1,081
International Emerging Markets Fund	475	214	53	605
International Small Company Fund	1,407	688	156	1,901
LargeCap S&P 500 Index Fund	15,846	8,238	1,810	23,049
MidCap S&P 400 Index Fund	4,331	2,286	502	6,248
Origin Emerging Markets Fund	490	212	52	614
Real Estate Securities Fund	873	468	111	1,257
SmallCap S&P 600 Index Fund	1,757	910	203	2,675
	$38,429	$19,441	$4,531	$54,050

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$72	$—	$—	$(115)
Diversified International Fund	188	4	—	(190)
High Yield Fund I	39	—	—	(29)
International Emerging Markets Fund	6	1	—	(32)
International Small Company Fund	67	—	7	(38)
LargeCap S&P 500 Index Fund	311	1	864	774
MidCap S&P 400 Index Fund	75	—	257	133
Origin Emerging Markets Fund	5	1	—	(37)
Real Estate Securities Fund	17	—	19	27
SmallCap S&P 600 Index Fund	39	—	84	211
	$819	$7	$1,231	$704
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2055 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 25.32%
Diversified Real Asset Fund (a)	19	$—
International Emerging Markets Fund (a)	6,769	188
International Small Company Fund (a)	49,182	621
MidCap S&P 400 Index Fund (a)	88,954	2,002
Origin Emerging Markets Fund (a)	16,552	190
Real Estate Securities Fund (a)	16,431	393
SmallCap S&P 600 Index Fund (a)	28,041	855
		$4,249
Principal Funds, Inc. Institutional Class - 74.71%
Bond Market Index Fund (a)	77,650	834
Diversified International Fund (a)	296,310	4,071
High Yield Fund I (a)	34,964	337
LargeCap S&P 500 Index Fund (a)	391,945	7,298
		$12,540
TOTAL INVESTMENT COMPANIES		$16,789
Total Investments		$16,789
Other Assets and Liabilities - (0.03)%		$(5)
TOTAL NET ASSETS - 100.00%		$16,784

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	62.85%
International Equity Funds	30.20%
Fixed Income Funds	6.98%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2055 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$612	$365	$118	$834
Diversified International Fund	2,929	1,596	393	4,071
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	214	163	32	337
International Emerging Markets Fund	141	75	19	188
International Small Company Fund	440	251	57	621
LargeCap S&P 500 Index Fund	4,803	2,903	649	7,298
MidCap S&P 400 Index Fund	1,329	813	181	2,002
Origin Emerging Markets Fund	145	74	20	190
Real Estate Securities Fund	261	163	39	393
SmallCap S&P 600 Index Fund	540	324	74	855
	$11,414	$6,727	$1,582	$16,789

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$15	$—	$—	$(25)
Diversified International Fund	57	2	—	(63)
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	12	—	—	(8)
International Emerging Markets Fund	2	—	—	(9)
International Small Company Fund	21	—	2	(13)
LargeCap S&P 500 Index Fund	93	—	260	241
MidCap S&P 400 Index Fund	23	—	78	41
Origin Emerging Markets Fund	1	1	—	(10)
Real Estate Securities Fund	5	—	5	8
SmallCap S&P 600 Index Fund	12	—	26	65
	$241	$3	$371	$227
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2060 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.11%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 25.48%
Diversified Real Asset Fund (a)	18	$—
International Emerging Markets Fund (a)	1,840	51
International Small Company Fund (a)	13,424	169
MidCap S&P 400 Index Fund (a)	24,729	557
Origin Emerging Markets Fund (a)	4,461	51
Real Estate Securities Fund (a)	4,637	111
SmallCap S&P 600 Index Fund (a)	7,728	236
		$1,175
Principal Funds, Inc. Institutional Class - 74.63%
Bond Market Index Fund (a)	17,425	187
Diversified International Fund (a)	82,957	1,140
High Yield Fund I (a)	9,547	92
LargeCap S&P 500 Index Fund (a)	108,619	2,023
		$3,442
TOTAL INVESTMENT COMPANIES		$4,617
Total Investments		$4,617
Other Assets and Liabilities - (0.11)%		$(5)
TOTAL NET ASSETS - 100.00%		$4,612

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.47%
International Equity Funds	30.59%
Fixed Income Funds	6.05%
Specialty Funds	0.00%
Other Assets and Liabilities	(0.11)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2060 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$77	$146	$33	$187
Diversified International Fund	498	805	148	1,140
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	35	70	11	92
International Emerging Markets Fund	24	38	8	51
International Small Company Fund	74	120	22	169
LargeCap S&P 500 Index Fund	814	1,383	247	2,023
MidCap S&P 400 Index Fund	225	386	68	557
Origin Emerging Markets Fund	24	37	7	51
Real Estate Securities Fund	42	80	14	111
SmallCap S&P 600 Index Fund	91	154	27	236
	$1,904	$3,219	$585	$4,617

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$2	$—	$—	$(3)
Diversified International Fund	11	—	—	(15)
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	3	—	—	(2)
International Emerging Markets Fund	1	—	—	(3)
International Small Company Fund	4	—	1	(3)
LargeCap S&P 500 Index Fund	18	1	51	72
MidCap S&P 400 Index Fund	5	—	15	14
Origin Emerging Markets Fund	—	—	—	(3)
Real Estate Securities Fund	1	—	1	3
SmallCap S&P 600 Index Fund	2	—	5	18
	$47	$1	$73	$78
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		Principal LifeTime Hybrid 2065 Fund
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 99.84%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 25.32%
International Emerging Markets Fund (a)	1,853	$52
International Small Company Fund (a)	12,923	163
MidCap S&P 400 Index Fund (a)	24,059	541
Origin Emerging Markets Fund (a)	4,399	51
Real Estate Securities Fund (a)	4,392	105
SmallCap S&P 600 Index Fund (a)	7,545	230
		$1,142
Principal Funds, Inc. Institutional Class - 74.52%
Bond Market Index Fund (a)	16,543	177
Diversified International Fund (a)	81,301	1,117
High Yield Fund I (a)	9,304	90
LargeCap S&P 500 Index Fund (a)	106,164	1,977
		$3,361
TOTAL INVESTMENT COMPANIES		$4,503
Total Investments		$4,503
Other Assets and Liabilities - 0.16%		$7
TOTAL NET ASSETS - 100.00%		$4,510

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.27%
International Equity Funds	30.66%
Fixed Income Funds	5.91%
Other Assets and Liabilities	0.16%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	Principal LifeTime Hybrid 2065 Fund
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Bond Market Index Fund	$1	$206	$30	$177
Diversified International Fund	5	1,177	42	1,117
Diversified Real Asset Fund	1	—	1	—
High Yield Fund I	—	94	3	90
International Emerging Markets Fund	—	59	1	52
International Small Company Fund	1	172	7	163
LargeCap S&P 500 Index Fund	9	1,976	67	1,977
MidCap S&P 400 Index Fund	3	540	20	541
Origin Emerging Markets Fund	—	60	2	51
Real Estate Securities Fund	—	115	16	105
SmallCap S&P 600 Index Fund	1	217	7	230
	$21	$4,616	$196	$4,503

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Bond Market Index Fund	$—	$—	$—	$—
Diversified International Fund	—	—	—	(23)
Diversified Real Asset Fund	—	—	—	—
High Yield Fund I	3	—	—	(1)
International Emerging Markets Fund	—	—	—	(6)
International Small Company Fund	—	—	—	(3)
LargeCap S&P 500 Index Fund	—	1	1	58
MidCap S&P 400 Index Fund	—	—	—	18
Origin Emerging Markets Fund	—	—	—	(7)
Real Estate Securities Fund	1	—	—	6
SmallCap S&P 600 Index Fund	—	—	—	19
	$4	$1	$1	$61
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 17.18%
Diversified Real Asset Fund (a)	52,405	$621
Global Diversified Income Fund (a)	199,354	2,727
International Small Company Fund (a)	23,927	302
MidCap S&P 400 Index Fund (a)	37,666	848
SmallCap S&P 600 Index Fund (a)	11,444	349
		$4,847
Principal Funds, Inc. Institutional Class - 82.84%
Bond Market Index Fund (a)	974,800	10,469
Diversified International Fund (a)	134,971	1,854
Inflation Protection Fund (a)	175,709	1,494
LargeCap S&P 500 Index Fund (a)	173,014	3,222
Short-Term Income Fund (a)	526,361	6,332
		$23,371
TOTAL INVESTMENT COMPANIES		$28,218
Total Investments		$28,218
Other Assets and Liabilities - (0.02)%		$(6)
TOTAL NET ASSETS - 100.00%		$28,212

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.85%
Domestic Equity Funds	15.66%
Specialty Funds	11.87%
International Equity Funds	7.64%
Other Assets and Liabilities	(0.02)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
Principal LifeTime Hybrid Income Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
		Value		Cost	Proceeds	Value
Bond Market Index Fund		$9,665		$5,192	$4,051	$10,469
Diversified International Fund		1,630		753	494	1,854
Diversified Real Asset Fund		595		312	296	621
Global Diversified Income Fund		2,353		1,224	778	2,727
Inflation Protection Fund		1,290		624	408	1,494
International Small Company Fund		260		126	77	302
LargeCap S&P 500 Index Fund		2,500		1,390	768	3,222
MidCap S&P 400 Index Fund		684		360	213	848
Short-Term Income Fund		4,840		3,315	1,759	6,332
SmallCap S&P 600 Index Fund		267		137	82	349
		$24,084		$13,433	$8,926	$28,218

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Bond Market Index Fund	$223		$(8)		$—	$(329)
Diversified International Fund	29		14		—	(49)
Diversified Real Asset Fund	13		—		—	10
Global Diversified Income Fund	86		5		—	(77)
Inflation Protection Fund	25		1		—	(13)
International Small Company Fund	11		2		1	(9)
LargeCap S&P 500 Index Fund	46		5		126	95
MidCap S&P 400 Index Fund	11		2		38	15
Short-Term Income Fund	83		(1)		—	(63)
SmallCap S&P 600 Index Fund	6		1		12	26
	$533		$21		$177	$(394)
Amounts in thousands

See accompanying notes.

Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 28.17%
Blue Chip Fund (a)	828,421	$19,832
Diversified Real Asset Fund (a)	818,361	9,698
Global Diversified Income Fund (a)	3,231,541	44,207
Global Multi-Strategy Fund (a)	3,014,530	33,733
International Small Company Fund (a)	438,433	5,533
MidCap Fund (a)	482,827	13,925
SmallCap Growth Fund I (a)	195,553	3,058
SmallCap Value Fund II (a)	194,804	2,704
		$132,690
Principal Funds, Inc. Institutional Class - 71.84%
Bond Market Index Fund (a)	4,189,034	44,990
Core Plus Bond Fund (a)	8,936,925	94,374
Diversified International Fund (a)	1,149,986	15,801
Equity Income Fund (a)	539,542	17,600
Global Opportunities Fund (a)	613,865	7,913
Inflation Protection Fund (a)	2,730,727	23,211
LargeCap S&P 500 Index Fund (a)	909,451	16,934
Overseas Fund (a)	1,380,074	15,443
Short-Term Income Fund (a)	8,493,653	102,179
		$338,445
TOTAL INVESTMENT COMPANIES		$471,135
Total Investments		$471,135
Other Assets and Liabilities - (0.01)%		$(62)
TOTAL NET ASSETS - 100.00%		$471,073

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	56.20%
Specialty Funds	18.60%
Domestic Equity Funds	15.72%
International Equity Funds	9.49%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
Principal LifeTime Strategic Income Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
		Value		Cost	Proceeds	Value
Blue Chip Fund		$20,641		$939	$4,169	$19,832
Bond Market Index Fund		62,240		2,781	17,766	44,990
Core Plus Bond Fund		128,989		5,836	35,968	94,374
Diversified International Fund		18,766		703	3,454	15,801
Diversified Real Asset Fund		5,736		9,385	5,561	9,698
Equity Income Fund		20,255		1,591	4,796	17,600
Global Diversified Income Fund		57,535		3,079	14,938	44,207
Global Multi-Strategy Fund		37,208		3,959	6,314	33,733
Global Opportunities Fund		12,005		1,436	4,940	7,913
Inflation Protection Fund		37,433		1,250	15,123	23,211
International Small Company Fund		6,366		429	1,152	5,533
LargeCap S&P 500 Index Fund		17,289		2,994	3,910	16,934
MidCap Fund		15,740		834	3,343	13,925
Overseas Fund		18,465		938	3,454	15,443
Short-Term Income Fund		112,719		15,224	24,302	102,179
SmallCap Growth Fund I		3,108		239	576	3,058
SmallCap Value Fund II		3,023		243	576	2,704
		$577,518		$51,860	$150,342	$471,135

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$29		$760		$520	$1,661
Bond Market Index Fund	1,389		(370)		—	(1,895)
Core Plus Bond Fund	2,751		(214)		—	(4,269)
Diversified International Fund	333		(56)		—	(158)
Diversified Real Asset Fund	318		(6)		—	144
Equity Income Fund	341		1,284		859	(734)
Global Diversified Income Fund	1,777		(103)		—	(1,366)
Global Multi-Strategy Fund	891		186		162	(1,306)
Global Opportunities Fund	994		384		168	(972)
Inflation Protection Fund	564		551		—	(900)
International Small Company Fund	277		71		29	(181)
LargeCap S&P 500 Index Fund	332		238		924	323
MidCap Fund	21		1,169		498	(475)
Overseas Fund	455		239		113	(745)
Short-Term Income Fund	1,632		13		—	(1,475)
SmallCap Growth Fund I	72		157		106	130
SmallCap Value Fund II	83		141		98	(127)
	$12,259		$4,444		$3,477	$(12,345)
Amounts in thousands

See accompanying notes.

Schedule of Investments Real Estate Securities Fund July 31, 2018 (unaudited)

COMMON STOCKS - 98.25%	Shares Held	Value (000's)	Portfolio Summary (unaudited)
Lodging - 3.99%			Sector	Percent
Extended Stay America Inc	1,483,750	$31,589	Financial	92.53%
Hilton Grand Vacations Inc (a)	1,243,492	43,012	Consumer, Cyclical	3.99%
Hilton Worldwide Holdings Inc	1,005,222	79,071	Investment Companies	1.79%
		$153,672	Technology	1.73%
REITs - 92.53%			Other Assets and Liabilities	(0.04)%
Alexandria Real Estate Equities Inc	1,166,009	148,596	TOTAL NET ASSETS	100.00%
American Homes 4 Rent	1,801,753	39,891
American Tower Corp	388,033	57,522
Apartment Investment & Management Co	2,533,733	108,064
AvalonBay Communities Inc	1,243,054	219,834
Boston Properties Inc	443,646	55,691
Corporate Office Properties Trust	732,720	21,791
Crown Castle International Corp	481,546	53,370
CubeSmart	1,846,236	56,052
DCT Industrial Trust Inc	1,074,930	71,881
Duke Realty Corp	2,017,999	58,764
EPR Properties	1,172,197	77,939
Equinix Inc	621,583	273,049
Equity LifeStyle Properties Inc	574,934	52,313
Equity Residential	574,781	37,608
Essex Property Trust Inc	743,698	178,822
Extra Space Storage Inc	1,053,514	98,999
First Industrial Realty Trust Inc	960,909	31,278
GGP Inc	913,939	19,485
HCP Inc	1,379,060	35,718
Healthcare Trust of America Inc	3,927,336	107,295
Hudson Pacific Properties Inc	1,402,691	48,056
Invitation Homes Inc	7,428,532	171,673
Kilroy Realty Corp	1,176,630	85,835
Physicians Realty Trust	2,011,396	31,700
Prologis Inc	3,106,454	203,845
Public Storage	325,999	71,012
Realty Income Corp	417,860	23,304
Regency Centers Corp	1,994,342	126,900
Saul Centers Inc	311,728	16,609
Simon Property Group Inc	1,630,851	287,372
SL Green Realty Corp	683,452	70,471
Spirit MTA REIT (a)	448,431	4,480
Spirit Realty Capital Inc	8,071,853	67,561
STORE Capital Corp	3,900,008	107,055
Sun Communities Inc	880,311	85,355
Sunstone Hotel Investors Inc	3,870,805	62,978
Tanger Factory Outlet Centers Inc	1,348,334	32,158
Terreno Realty Corp	716,829	26,458
VICI Properties Inc (b)	556,442	11,324
Vornado Realty Trust	430,951	30,994
Welltower Inc	2,523,659	157,981
Weyerhaeuser Co	924,670	31,605
		$3,558,688
Software - 1.73%
InterXion Holding NV (a)	1,027,081	66,637

TOTAL COMMON STOCKS		$3,778,997
INVESTMENT COMPANIES - 1.79%	Shares Held	Value (000's)
Money Market Funds - 1.79%
Principal Government Money Market Fund	68,748,946	68,749
1.76%(c),(d)

TOTAL INVESTMENT COMPANIES		$68,749
Total Investments		$3,847,746
Other Assets and Liabilities - (0.04)%		$(1,691)
TOTAL NET ASSETS - 100.00%		$3,846,055

(a)	Non-income producing security
(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(c)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(d)	Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases		Sales	July 31, 2018
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%	$—		$407,658	$338,909	$68,749
	$—		$407,658	$338,909	$68,749

	Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$428	$—		$—	$—
	$428	$—		$—	$—
Amounts in thousands

Restricted Securities

Security Name	Acquisition Date		Cost	Value	Percent of Net Assets
VICI Properties Inc	2/1/2018-5/21/2018		$11,117	$11,324	0.29%
Total				$11,324	0.29%
Amounts in thousands.

See accompanying notes.

		Schedule of Investments
		SAM Balanced Portfolio
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Money Market Funds - 0.60%
Principal Government Money Market Fund	28,646,288	$28,646
1.76%(a),(b)

Principal Exchange-Traded Funds - 20.10%
Principal Active Global Dividend Income ETF	7,708,100	216,906
(a)
Principal EDGE Active Income ETF (a)	1,406,000	56,922
Principal Investment Grade Corporate Active	2,774,000	68,989
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	18,780,700	506,891
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,118,400	105,839
ETF (a)
		$955,547
Principal Funds, Inc. Class R-6 - 41.50%
Blue Chip Fund (a)	15,480,483	370,603
Diversified Real Asset Fund (a)	13,955,281	165,370
EDGE MidCap Fund (a)	12,632,136	187,335
Global Multi-Strategy Fund (a)	16,696,850	186,838
Global Real Estate Securities Fund (a)	13,832,878	134,455
High Yield Fund (a)	10,075,307	72,945
Income Fund (a)	56,377,664	526,004
International Emerging Markets Fund (a)	3,430,865	95,275
International Small Company Fund (a)	4,851,982	61,232
Preferred Securities Fund (a)	12,338,612	123,139
Real Estate Debt Income Fund (a)	5,272,565	49,193
		$1,972,389
Principal Funds, Inc. Institutional Class - 37.86%
Diversified International Fund (a)	40,228,883	552,745
Equity Income Fund (a)	18,075,326	589,617
Government & High Quality Bond Fund (a)	25,199,473	254,263
Inflation Protection Fund (a)	9,115,974	77,486
Short-Term Income Fund (a)	27,070,685	325,660
		$1,799,771
TOTAL INVESTMENT COMPANIES		$4,756,353
Total Investments		$4,756,353
Other Assets and Liabilities - (0.06)%		$(2,760)
TOTAL NET ASSETS - 100.00%		$4,753,593

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	37.03%
Fixed Income Funds	32.71%
International Equity Funds	22.31%
Specialty Funds	7.41%
Investment Companies	0.60%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Balanced Portfolio
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$246,974	$100,220	$18,168	$370,603
Diversified International Fund	574,399	28,515	42,582	552,745
Diversified Real Asset Fund	201,097	7,648	46,083	165,370
EDGE MidCap Fund	102,805	75,310	9,482	187,335
Equity Income Fund	538,712	67,248	34,557	589,617
Global Multi-Strategy Fund	370,582	6,935	184,185	186,838
Global Real Estate Securities Fund	129,904	9,835	8,510	134,455
Government & High Quality Bond Fund	253,112	31,258	21,362	254,263
High Yield Fund	71,327	8,561	4,341	72,945
Income Fund	574,164	58,569	90,646	526,004
Inflation Protection Fund	74,443	6,985	2,975	77,486
International Emerging Markets Fund	116,958	1,722	20,084	95,275
International Small Company Fund	63,851	3,469	4,856	61,232
LargeCap Growth Fund	142,354	12,219	149,259	—
LargeCap Value Fund	288,488	43,802	302,284	—
Preferred Securities Fund	122,658	14,485	7,981	123,139
Principal Active Global Dividend Income ETF	126,330	82,532	—	216,906
Principal Capital Appreciation Fund	136,085	5,747	142,117	—
Principal EDGE Active Income ETF	53,950	4,735	—	56,922
Principal Government Money Market Fund 1.76%	—	397,785	369,139	28,646
Principal Investment Grade Corporate Active ETF	—	68,380	—	68,989
Principal U.S. Mega-Cap Multi-Factor Index ETF	57,753	434,743	2,500	506,891
Principal U.S. Small-Cap Multi-Factor Index ETF	74,261	27,136	7,624	105,839
Real Estate Debt Income Fund	46,556	7,506	3,458	49,193
Short-Term Income Fund	316,071	40,464	26,111	325,660
Small-MidCap Dividend Income Fund	203,415	5,869	206,648	—
	$4,886,249	$1,551,678	$1,704,952	$4,756,353

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$439	$195	$7,830	$41,382
Diversified International Fund	10,314	2,376	—	(9,963)
Diversified Real Asset Fund	3,882	2,189	—	519
EDGE MidCap Fund	721	65	1,384	18,637
Equity Income Fund	10,667	43	25,073	18,171
Global Multi-Strategy Fund	5,656	8,277	1,032	(14,771)
Global Real Estate Securities Fund	3,660	(13)	2,100	3,239
Government & High Quality Bond Fund	5,798	(856)	—	(7,889)
High Yield Fund	3,198	(91)	—	(2,511)
Income Fund	14,957	(2,732)	—	(13,351)
Inflation Protection Fund	1,547	(52)	—	(915)
International Emerging Markets Fund	1,395	4,026	—	(7,347)
International Small Company Fund	2,846	157	297	(1,389)
LargeCap Growth Fund	2,599	72,611	9,621	(77,925)
LargeCap Value Fund	19,080	28,893	24,722	(58,899)
Preferred Securities Fund	4,843	(187)	199	(5,836)
Principal Active Global Dividend Income ETF	4,566	—	11	8,044
Principal Capital Appreciation Fund	1,030	81,283	4,717	(80,998)
Principal EDGE Active Income ETF	2,260	—	226	(1,763)
Principal Government Money Market Fund 1.76%	284	—	—	—
Principal Investment Grade Corporate Active ETF	384	—	—	609
Principal U.S. Mega-Cap Multi-Factor Index ETF	4,946	(134)	—	17,029
Principal U.S. Small-Cap Multi-Factor Index ETF	735	485	—	11,581
Real Estate Debt Income Fund	1,366	(80)	—	(1,331)
Short-Term Income Fund	5,368	(363)	—	(4,401)
Small-MidCap Dividend Income Fund	2,138	69,569	3,731	(72,205)
	$114,679	$265,661	$80,943	$(242,283)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Balanced Portfolio
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)
Money Market Funds - 0.68%
Principal Government Money Market Fund	11,933,727	$11,934
1.76%(a),(b)

Principal Exchange-Traded Funds - 14.71%
Principal Active Global Dividend Income ETF	1,207,000	33,965
(a)
Principal EDGE Active Income ETF (a)	1,047,000	42,388
Principal Investment Grade Corporate Active	1,517,600	37,743
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	4,464,000	120,483
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	695,200	23,595
ETF (a)
		$258,174
Principal Funds, Inc. Class R-6 - 45.52%
Blue Chip Fund (a)	3,733,017	89,369
Diversified Real Asset Fund (a)	4,419,520	52,371
EDGE MidCap Fund (a)	2,962,060	43,927
Global Diversified Income Fund (a)	3,439,007	47,046
Global Multi-Strategy Fund (a)	6,284,027	70,318
Global Real Estate Securities Fund (a)	3,674,199	35,713
High Yield Fund (a)	6,187,453	44,797
Income Fund (a)	31,085,956	290,032
International Emerging Markets Fund (a)	873,070	24,245
International Small Company Fund (a)	1,230,162	15,525
Preferred Securities Fund (a)	7,028,265	70,142
Real Estate Debt Income Fund (a)	1,694,523	15,810
		$799,295
Principal Funds, Inc. Institutional Class - 39.15%
Diversified International Fund (a)	10,052,077	138,116
Equity Income Fund (a)	4,360,425	142,237
Government & High Quality Bond Fund (a)	16,732,360	168,830
Inflation Protection Fund (a)	5,353,224	45,502
Short-Term Income Fund (a)	16,025,543	192,787
		$687,472
TOTAL INVESTMENT COMPANIES		$1,756,875
Total Investments		$1,756,875
Other Assets and Liabilities - (0.06)%		$(1,041)
TOTAL NET ASSETS - 100.00%		$1,755,834

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	51.72%
Domestic Equity Funds	23.89%
International Equity Funds	14.10%
Specialty Funds	9.67%
Investment Companies	0.68%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Balanced Portfolio
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$41,215	$42,534	$3,663	$89,369
Diversified International Fund	144,496	10,534	15,024	138,116
Diversified Real Asset Fund	53,254	2,917	4,580	52,371
EDGE MidCap Fund	33,096	8,684	2,554	43,927
Equity Income Fund	120,343	29,097	11,705	142,237
Global Diversified Income Fund	48,300	3,640	3,477	47,046
Global Multi-Strategy Fund	86,980	4,241	18,621	70,318
Global Real Estate Securities Fund	27,261	9,868	2,309	35,713
Government & High Quality Bond Fund	174,378	13,880	13,631	168,830
High Yield Fund	46,357	3,542	3,476	44,797
Income Fund	331,272	22,632	54,957	290,032
Inflation Protection Fund	40,709	7,984	2,599	45,502
International Emerging Markets Fund	31,084	796	6,781	24,245
International Small Company Fund	15,973	1,920	2,068	15,525
LargeCap Growth Fund	44,210	3,758	46,318	—
LargeCap Value Fund	93,531	13,815	97,847	—
Preferred Securities Fund	73,546	5,983	5,907	70,142
Principal Active Global Dividend Income ETF	35,391	—	2,996	33,965
Principal Capital Appreciation Fund	36,278	1,441	37,782	—
Principal EDGE Active Income ETF	43,734	—	—	42,388
Principal Government Money Market Fund 1.76%	—	114,526	102,592	11,934
Principal Investment Grade Corporate Active ETF	—	37,418	—	37,743
Principal U.S. Mega-Cap Multi-Factor Index ETF	17,577	99,696	527	120,483
Principal U.S. Small-Cap Multi-Factor Index ETF	21,536	1,344	2,122	23,595
Real Estate Debt Income Fund	15,647	1,379	745	15,810
Short-Term Income Fund	196,327	16,972	17,702	192,787
Small-MidCap Dividend Income Fund	32,416	901	32,889	—
	$1,804,911	$459,502	$492,872	$1,756,875

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$84	$(21)	$1,500	$9,304
Diversified International Fund	2,553	773	—	(2,663)
Diversified Real Asset Fund	1,227	57	—	723
EDGE MidCap Fund	199	50	382	4,651
Equity Income Fund	2,480	(126)	5,561	4,628
Global Diversified Income Fund	1,682	(35)	—	(1,382)
Global Multi-Strategy Fund	1,845	630	337	(2,912)
Global Real Estate Securities Fund	871	(50)	479	943
Government & High Quality Bond Fund	3,840	(855)	—	(4,942)
High Yield Fund	1,985	(60)	—	(1,566)
Income Fund	8,279	(1,909)	—	(7,006)
Inflation Protection Fund	918	(52)	—	(540)
International Emerging Markets Fund	366	1,246	—	(2,100)
International Small Company Fund	683	145	71	(445)
LargeCap Growth Fund	799	20,813	2,959	(22,463)
LargeCap Value Fund	6,022	8,894	7,794	(18,393)
Preferred Securities Fund	2,789	(120)	115	(3,360)
Principal Active Global Dividend Income ETF	809	260	2	1,310
Principal Capital Appreciation Fund	259	20,735	1,182	(20,672)
Principal EDGE Active Income ETF	1,741	—	179	(1,346)
Principal Government Money Market Fund 1.76%	93	—	—	—
Principal Investment Grade Corporate Active ETF	219	—	—	325
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,170	(28)	—	3,765
Principal U.S. Small-Cap Multi-Factor Index ETF	175	349	—	2,488
Real Estate Debt Income Fund	448	(21)	—	(450)
Short-Term Income Fund	3,162	(229)	—	(2,581)
Small-MidCap Dividend Income Fund	328	12,996	573	(13,424)
	$45,026	$63,442	$21,134	$(78,108)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Conservative Growth Portfolio
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.03%	Shares Held	Value (000's)
Money Market Funds - 0.66%
Principal Government Money Market Fund	21,192,118	$21,192
1.76%(a),(b)

Principal Exchange-Traded Funds - 21.11%
Principal Active Global Dividend Income ETF	3,580,000	100,741
(a)
Principal Investment Grade Corporate Active	816,000	20,294
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	16,786,100	453,057
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,996,700	101,708
ETF (a)
		$675,800
Principal Funds, Inc. Class R-6 - 37.46%
Blue Chip Fund (a)	13,940,301	333,731
Diversified Real Asset Fund (a)	10,528,010	124,757
EDGE MidCap Fund (a)	12,588,044	186,681
Global Multi-Strategy Fund (a)	4,593,806	51,405
Global Real Estate Securities Fund (a)	8,491,789	82,540
Income Fund (a)	16,290,202	151,988
International Small Company Fund (a)	4,271,273	53,903
Multi-Manager Equity Long/Short Fund (a)	7,675,895	82,286
Origin Emerging Markets Fund (a)	7,437,002	85,525
Preferred Securities Fund (a)	4,650,112	46,408
		$1,199,224
Principal Funds, Inc. Institutional Class - 40.80%
Diversified International Fund (a)	39,506,139	542,814
Equity Income Fund (a)	16,295,240	531,551
Government & High Quality Bond Fund (a)	8,911,768	89,920
Short-Term Income Fund (a)	11,808,762	142,059
		$1,306,344
TOTAL INVESTMENT COMPANIES		$3,202,560
Total Investments		$3,202,560
Other Assets and Liabilities - (0.03)%		$(1,050)
TOTAL NET ASSETS - 100.00%		$3,201,510

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.18%
International Equity Funds	27.03%
Fixed Income Funds	14.08%
Specialty Funds	8.08%
Investment Companies	0.66%
Other Assets and Liabilities	(0.03)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Conservative Growth Portfolio
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$200,954	$108,645	$12,432	$333,731
Diversified International Fund	563,203	30,367	43,189	542,814
Diversified Real Asset Fund	125,098	7,333	9,623	124,757
EDGE MidCap Fund	163,061	13,625	10,474	186,681
Equity Income Fund	307,053	230,857	20,839	531,551
Global Multi-Strategy Fund	53,550	2,837	3,284	51,405
Global Real Estate Securities Fund	44,012	42,580	6,105	82,540
Government & High Quality Bond Fund	90,192	8,665	5,858	89,920
Income Fund	168,759	13,199	25,366	151,988
International Small Company Fund	57,799	3,056	5,888	53,903
LargeCap Growth Fund	173,073	14,786	181,457	—
LargeCap Value Fund	313,544	45,707	328,251	—
Multi-Manager Equity Long/Short Fund	87,268	5,075	7,351	82,286
Origin Emerging Markets Fund	118,808	1,084	31,648	85,525
Preferred Securities Fund	47,140	4,371	2,805	46,408
Principal Active Global Dividend Income ETF	100,386	—	4,163	100,741
Principal Capital Appreciation Fund	158,192	6,468	165,013	—
Principal Government Money Market Fund 1.76%	—	302,844	281,652	21,192
Principal Investment Grade Corporate Active ETF	—	20,093	—	20,294
Principal U.S. Mega-Cap Multi-Factor Index ETF	55,242	391,291	8,370	453,057
Principal U.S. Small-Cap Multi-Factor Index ETF	77,312	20,126	7,267	101,708
Short-Term Income Fund	146,460	13,041	15,308	142,059
Small-MidCap Dividend Income Fund	168,576	4,576	171,105	—
	$3,219,682	$1,290,626	$1,347,448	$3,202,560

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$367	$61	$6,544	$36,503
Diversified International Fund	10,087	1,643	—	(9,210)
Diversified Real Asset Fund	2,875	43	—	1,906
EDGE MidCap Fund	884	344	1,697	20,125
Equity Income Fund	8,803	(859)	17,879	15,339
Global Multi-Strategy Fund	1,314	12	239	(1,710)
Global Real Estate Securities Fund	1,850	(155)	976	2,208
Government & High Quality Bond Fund	2,044	(243)	—	(2,836)
Income Fund	4,325	(649)	—	(3,955)
International Small Company Fund	2,524	369	264	(1,433)
LargeCap Growth Fund	3,145	81,511	11,642	(87,913)
LargeCap Value Fund	19,910	27,921	25,797	(58,921)
Multi-Manager Equity Long/Short Fund	2,787	152	1,666	(2,858)
Origin Emerging Markets Fund	1,046	6,888	—	(9,607)
Preferred Securities Fund	1,845	(89)	75	(2,209)
Principal Active Global Dividend Income ETF	2,293	362	6	4,156
Principal Capital Appreciation Fund	1,157	90,453	5,311	(90,100)
Principal Government Money Market Fund 1.76%	149	—	—	—
Principal Investment Grade Corporate Active ETF	91	—	—	201
Principal U.S. Mega-Cap Multi-Factor Index ETF	4,436	(428)	—	15,322
Principal U.S. Small-Cap Multi-Factor Index ETF	701	438	—	11,099
Short-Term Income Fund	2,389	(185)	—	(1,949)
Small-MidCap Dividend Income Fund	1,666	59,010	2,910	(61,057)
	$76,688	$266,599	$75,006	$(226,899)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Flexible Income Portfolio
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value (000's)
Money Market Funds - 1.60%
Principal Government Money Market Fund	42,928,383	$42,928
1.76%(a),(b)

Principal Exchange-Traded Funds - 17.36%
Principal Active Global Dividend Income ETF	6,484,100	182,463
(a)
Principal EDGE Active Income ETF (a)	1,664,800	67,400
Principal Investment Grade Corporate Active	3,197,000	79,509
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	5,015,200	135,360
ETF (a)
		$464,732
Principal Funds, Inc. Class R-6 - 44.55%
EDGE MidCap Fund (a)	2,648,933	39,284
Global Diversified Income Fund (a)	9,649,425	132,004
Global Real Estate Securities Fund (a)	9,923,980	96,461
High Yield Fund (a)	16,629,187	120,395
Income Fund (a)	66,070,297	616,436
Preferred Securities Fund (a)	13,770,417	137,429
Real Estate Debt Income Fund (a)	5,441,523	50,770
		$1,192,779
Principal Funds, Inc. Institutional Class - 36.53%
Equity Income Fund (a)	5,258,670	171,538
Government & High Quality Bond Fund (a)	29,500,029	297,655
Inflation Protection Fund (a)	20,118,385	171,006
Short-Term Income Fund (a)	28,086,109	337,876
		$978,075
TOTAL INVESTMENT COMPANIES		$2,678,514
Total Investments		$2,678,514
Other Assets and Liabilities - (0.04)%		$(1,076)
TOTAL NET ASSETS - 100.00%		$2,677,438

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.17%
Domestic Equity Funds	12.93%
International Equity Funds	10.41%
Specialty Funds	4.93%
Investment Companies	1.60%
Other Assets and Liabilities	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Flexible Income Portfolio
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Diversified International Fund	$58,755	$402	$59,354	$—
EDGE MidCap Fund	—	38,889	2,888	39,284
Equity Income Fund	273,840	16,272	125,228	171,538
Global Diversified Income Fund	138,102	7,237	9,314	132,004
Global Real Estate Securities Fund	95,557	5,865	7,272	96,461
Government & High Quality Bond Fund	310,380	18,313	20,829	297,655
High Yield Fund	123,340	8,559	7,202	120,395
Income Fund	710,888	39,026	114,561	616,436
Inflation Protection Fund	176,707	8,669	12,067	171,006
International Emerging Markets Fund	18,109	123	18,992	—
LargeCap Growth Fund	45,466	3,819	47,618	—
LargeCap Value Fund	59,271	9,058	62,138	—
Preferred Securities Fund	143,784	8,823	8,426	137,429
Principal Active Global Dividend Income ETF	43,976	134,213	—	182,463
Principal EDGE Active Income ETF	67,827	1,716	—	67,400
Principal Government Money Market Fund 1.76%	—	249,800	206,872	42,928
Principal Investment Grade Corporate Active ETF	—	78,813	—	79,509
Principal U.S. Mega-Cap Multi-Factor Index ETF	18,707	112,057	—	135,360
Real Estate Debt Income Fund	51,449	4,276	3,432	50,770
Short-Term Income Fund	350,877	19,427	27,510	337,876
Small-MidCap Dividend Income Fund	70,242	2,251	71,547	—
	$2,757,277	$767,608	$805,250	$2,678,514

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Diversified International Fund	$319	$16,119	$—	$(15,922)
EDGE MidCap Fund	89	(48)	170	3,331
Equity Income Fund	3,614	23,650	10,389	(16,996)
Global Diversified Income Fund	4,783	(167)	—	(3,854)
Global Real Estate Securities Fund	2,617	53	1,507	2,258
Government & High Quality Bond Fund	6,771	(1,667)	—	(8,542)
High Yield Fund	5,288	(91)	—	(4,211)
Income Fund	17,617	(4,690)	—	(14,227)
Inflation Protection Fund	3,601	(216)	—	(2,087)
International Emerging Markets Fund	123	6,329	—	(5,569)
LargeCap Growth Fund	812	14,324	3,007	(15,991)
LargeCap Value Fund	3,949	5,742	5,109	(11,933)
Preferred Securities Fund	5,426	(178)	224	(6,574)
Principal Active Global Dividend Income ETF	3,487	—	7	4,274
Principal EDGE Active Income ETF	2,738	—	278	(2,143)
Principal Government Money Market Fund 1.76%	337	—	—	—
Principal Investment Grade Corporate Active ETF	449	—	—	696
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,326	—	—	4,596
Real Estate Debt Income Fund	1,445	(95)	—	(1,428)
Short-Term Income Fund	5,534	(418)	—	(4,500)
Small-MidCap Dividend Income Fund	730	28,949	1,272	(29,895)
	$71,055	$87,596	$21,963	$(128,717)
Amounts in thousands

See accompanying notes.

		Schedule of Investments
		SAM Strategic Growth Portfolio
		July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 100.07%	Shares Held	Value (000's)
Money Market Funds - 0.91%
Principal Government Money Market Fund	18,060,123	$18,060
1.76%(a),(b)

Principal Exchange-Traded Funds - 26.63%
Principal Active Global Dividend Income ETF	3,419,000	96,211
(a)
Principal EDGE Active Income ETF (a)	1,905,300	77,136
Principal U.S. Mega-Cap Multi-Factor Index	10,173,300	274,577
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	2,305,200	78,239
ETF (a)
		$526,163
Principal Funds, Inc. Class R-6 - 34.20%
Blue Chip Fund (a)	8,390,097	200,859
EDGE MidCap Fund (a)	8,270,842	122,657
Global Multi-Strategy Fund (a)	2,822,186	31,580
Global Real Estate Securities Fund (a)	9,013,858	87,615
International Small Company Fund (a)	3,037,797	38,337
Multi-Manager Equity Long/Short Fund (a)	4,114,483	44,107
Origin Emerging Markets Fund (a)	9,046,569	104,035
Real Estate Debt Income Fund (a)	4,993,710	46,591
		$675,781
Principal Funds, Inc. Institutional Class - 38.33%
Diversified International Fund (a)	29,366,533	403,496
Equity Income Fund (a)	9,794,123	319,484
Short-Term Income Fund (a)	2,860,658	34,414
		$757,394
TOTAL INVESTMENT COMPANIES		$1,977,398
Total Investments		$1,977,398
Other Assets and Liabilities - (0.07)%		$(1,323)
TOTAL NET ASSETS - 100.00%		$1,976,075

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	50.40%
International Equity Funds	36.93%
Fixed Income Funds	8.00%
Specialty Funds	3.83%
Investment Companies	0.91%
Other Assets and Liabilities	(0.07)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

	Schedule of Investments
	SAM Strategic Growth Portfolio
	July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
	Value	Cost	Proceeds	Value
Blue Chip Fund	$—	$191,600	$8,929	$200,859
Diversified International Fund	420,336	23,522	34,765	403,496
EDGE MidCap Fund	42,661	74,794	6,312	122,657
Equity Income Fund	146,276	178,987	13,850	319,484
Global Multi-Strategy Fund	33,361	1,468	2,214	31,580
Global Real Estate Securities Fund	86,036	7,397	7,996	87,615
International Small Company Fund	41,134	2,142	4,187	38,337
LargeCap Growth Fund	146,583	12,994	154,118	—
LargeCap Value Fund	171,854	25,619	180,020	—
Multi-Manager Equity Long/Short Fund	45,857	3,012	3,342	44,107
Origin Emerging Markets Fund	132,534	3,459	28,257	104,035
Principal Active Global Dividend Income ETF	93,819	—	1,857	96,211
Principal Capital Appreciation Fund	255,010	10,988	266,431	—
Principal EDGE Active Income ETF	77,684	1,836	—	77,136
Principal Government Money Market Fund 1.76%	—	175,969	157,909	18,060
Principal U.S. Mega-Cap Multi-Factor Index ETF	37,163	233,831	5,518	274,577
Principal U.S. Small-Cap Multi-Factor Index ETF	79,886	—	11,565	78,239
Real Estate Debt Income Fund	48,544	3,452	4,009	46,591
Short-Term Income Fund	34,465	2,854	2,406	34,414
Small-MidCap Dividend Income Fund	81,600	2,162	82,878	—
	$1,974,803	$956,086	$976,563	$1,977,398

		Realized Gain/Loss	Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions	Gain/Loss
Blue Chip Fund	$125	$(6)	$2,225	$18,194
Diversified International Fund	7,481	1,469	—	(7,066)
EDGE MidCap Fund	397	10	762	11,504
Equity Income Fund	5,192	(768)	10,022	8,839
Global Multi-Strategy Fund	815	19	149	(1,054)
Global Real Estate Securities Fund	2,367	32	1,358	2,146
International Small Company Fund	1,800	450	188	(1,202)
LargeCap Growth Fund	2,764	64,892	10,230	(70,351)
LargeCap Value Fund	11,160	15,980	14,459	(33,433)
Multi-Manager Equity Long/Short Fund	1,460	27	873	(1,447)
Origin Emerging Markets Fund	1,191	5,838	—	(9,539)
Principal Active Global Dividend Income ETF	2,143	161	5	4,088
Principal Capital Appreciation Fund	1,976	121,654	9,011	(121,221)
Principal EDGE Active Income ETF	3,127	—	318	(2,384)
Principal Government Money Market Fund 1.76%	101	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	2,685	(279)	—	9,380
Principal U.S. Small-Cap Multi-Factor Index ETF	605	2,067	—	7,851
Real Estate Debt Income Fund	1,333	(56)	—	(1,340)
Short-Term Income Fund	565	(26)	—	(473)
Small-MidCap Dividend Income Fund	787	32,480	1,376	(33,364)
	$48,074	$243,944	$50,976	$(220,872)
Amounts in thousands

See accompanying notes.

Schedule of Investments Short-Term Income Fund July 31, 2018 (unaudited)

INVESTMENT COMPANIES - 0.72%	Shares Held	Value (000's)			Principal
Money Market Funds - 0.72%			BONDS (continued)		Amount (000's) Value (000's)
Principal Government Money Market Fund	32,607,902	$32,608	Automobile Asset Backed Securities (continued)
1.76%(a),(b)			BMW Floorplan Master Owner Trust
			2.39%, 05/15/2023(c)		$9,500	$9,500
TOTAL INVESTMENT COMPANIES		$32,608	1.00 x 1 Month LIBOR + 0.32%
	Principal		Capital Auto Receivables Asset Trust 2015-2
BONDS - 98.86%	Amount (000's)	Value (000's)	2.29%, 05/20/2020		7,000	6,993
Aerospace & Defense - 1.69%			Capital Auto Receivables Asset Trust 2017-1
General Dynamics Corp			1.76%, 06/22/2020(c)		5,670	5,654
2.88%, 05/11/2020	$6,800	$6,791	Capital Auto Receivables Asset Trust 2018-1
3.00%, 05/11/2021	9,750	9,708	2.54%, 10/20/2020(c)		19,000	18,977
Lockheed Martin Corp			CPS Auto Receivables Trust 2013-D
1.85%, 11/23/2018	6,500	6,489	3.97%, 11/15/2019(c)		227	227
Northrop Grumman Corp			CPS Auto Receivables Trust 2014-C
2.08%, 10/15/2020	4,850	4,736	2.67%, 08/17/2020(c)		294	294
2.55%, 10/15/2022	9,750	9,408	3.77%, 08/17/2020(c)		4,330	4,346
Rockwell Collins Inc			CPS Auto Receivables Trust 2015-A
1.95%, 07/15/2019	5,000	4,959	2.79%, 02/16/2021(c)		5,852	5,854
2.80%, 03/15/2022	9,500	9,246	CPS Auto Receivables Trust 2015-C
3.20%, 03/15/2024	6,750	6,522	2.55%, 02/18/2020(c)		437	437
United Technologies Corp			CPS Auto Receivables Trust 2016-C
1.50%, 11/01/2019	9,600	9,445	1.62%, 01/15/2020(c)		450	450
1.90%, 05/04/2020	9,400	9,213	CPS Auto Receivables Trust 2017-B
		$76,517	1.75%, 07/15/2020(c)		4,088	4,079
			CPS Auto Receivables Trust 2017-D
Agriculture - 0.09%			1.87%, 03/15/2021(c)		3,529	3,514
Cargill Inc
3.25%, 03/01/2023(c)	4,250	4,203	CPS Auto Receivables Trust 2018-A
			2.16%, 05/17/2021(c)		6,845	6,819
			CPS Auto Receivables Trust 2018-B
Airlines - 0.71%			2.72%, 09/15/2021(c)		10,793	10,777
American Airlines 2013-2 Class A Pass
Through Trust			CPS Auto Trust
			1.50%, 06/15/2020(c)		1,479	1,477
4.95%, 07/15/2024	13,105	13,473	1.68%, 08/17/2020(c)		4,142	4,133
Continental Airlines 2009-2 Class A Pass			2.87%, 09/15/2021(c)		12,500	12,498
Through Trust
7.25%, 05/10/2021	6,093	6,386	Ford Credit Auto Owner Trust 2015-REV2
			2.44%, 01/15/2027(c)		12,327	12,153
Delta Air Lines 2009-1 Class A Pass Through
Trust			Ford Credit Auto Owner Trust 2016-REV2
			2.03%, 12/15/2027(c)		14,000	13,507
7.75%, 06/17/2021	7,922	8,337
			Ford Credit Auto Owner Trust 2017-REV1
Delta Air Lines 2012-1 Class A Pass Through			2.62%, 08/15/2028(c)		11,500	11,210
Trust
4.75%, 11/07/2021	3,975	4,043	Ford Credit Auto Owner Trust/Ford Credit
			3.47%, 01/15/2030(c),(d),(e)		14,600	14,599
		$32,239
Automobile Asset Backed Securities - 8.88%			Ford Credit Auto Owner Trust/Ford Credit
AmeriCredit Automobile Receivables 2015-4			2014-RE	V1
			2.26%, 11/15/2025(c)		11,327	11,281
3.72%, 12/08/2021	6,390	6,432
AmeriCredit Automobile Receivables Trust			OneMain Direct Auto Receivables Trust 2017-
2014-1			2
			2.31%, 12/14/2021(c)		22,000	21,839
2.15%, 03/09/2020	207	207
2.54%, 06/08/2020	10,500	10,497	OneMain Direct Auto Receivables Trust 2018-
			1
AmeriCredit Automobile Receivables Trust			3.43%, 12/16/2024(c)		16,000	16,000
2014-2
2.18%, 06/08/2020	1,191	1,191	Santander Drive Auto Receivables Trust 2014-
2.57%, 07/08/2020	9,400	9,392	2
AmeriCredit Automobile Receivables Trust			2.76%, 02/18/2020		5,007	5,006
2014-3			Santander Drive Auto Receivables Trust 2014-
2.58%, 09/08/2020	1,894	1,893	3
AmeriCredit Automobile Receivables Trust			2.65%, 08/17/2020		2,067	2,067
2015-2			Santander Drive Auto Receivables Trust 2014-
3.00%, 06/08/2021	3,000	2,994	5
AmeriCredit Automobile Receivables Trust			2.46%, 06/15/2020		1,001	1,001
2015-3			Santander Drive Auto Receivables Trust 2015-
2.73%, 03/08/2021	8,300	8,289	1
Americredit Automobile Receivables Trust			2.57%, 04/15/2021		5,499	5,498
2016-4			Santander Drive Auto Receivables Trust 2015-
1.34%, 04/08/2020	535	535	2
AmeriCredit Automobile Receivables Trust			2.44%, 04/15/2021		6,735	6,730
2017-4			3.02%, 04/15/2021		6,420	6,423
1.83%, 05/18/2021	12,983	12,931	Santander Drive Auto Receivables Trust 2018-
Americredit Automobile Receivables Trust			1
2018-1			2.10%, 11/16/2020		6,159	6,145
3.07%, 12/19/2022	9,750	9,736	Santander Drive Auto Receivables Trust 2018-
Bank of The West Auto Trust 2017-1			2
1.78%, 02/15/2021(c)	5,309	5,284	2.58%, 10/15/2020		19,400	19,378

See accompanying notes.

Schedule of Investments Short-Term Income Fund July 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)			Banks (continued)
Santander Drive Auto Receivables Trust 2018-			BB&T Corp (continued)
3			2.99%, 04/01/2022	$4,900	$4,929
2.78%, 03/15/2021	$15,500	$15,499	3 Month LIBOR + 0.65%
TCF Auto Receivables Owner Trust 2016-			3.02%, 02/01/2019	5,664	5,676
PT1			3 Month LIBOR + 0.66%
1.93%, 06/15/2022(c)	11,023	10,909	BNP Paribas SA
Westlake Automobile Receivables Trust 2016-			3.50%, 03/01/2023(c)	19,500	19,106
3			Branch Banking & Trust Co
2.07%, 12/15/2021(c)	11,400	11,383	2.10%, 01/15/2020	14,400	14,207
Westlake Automobile Receivables Trust 2017-			2.63%, 01/15/2022	14,400	14,067
1			Capital One NA
1.78%, 04/15/2020(c)	1,791	1,789	1.85%, 09/13/2019	9,500	9,380
2.30%, 10/17/2022(c)	5,000	4,984	3.10%, 09/13/2019	9,500	9,549
Westlake Automobile Receivables Trust 2017-			3 Month LIBOR + 0.77%
2			3.49%, 01/30/2023	14,400	14,551
1.80%, 07/15/2020(c)	5,025	5,010	3 Month LIBOR + 1.15%
Westlake Automobile Receivables Trust 2018-			Citigroup Inc
1			2.70%, 03/30/2021	14,100	13,854
2.24%, 12/15/2020(c)	16,961	16,907	3.30%, 04/25/2022	19,800	20,026
Westlake Automobile Receivables Trust 2018-			3 Month LIBOR + 0.96%
2			3.42%, 05/17/2024	4,750	4,788
2.84%, 09/15/2021(c)	9,300	9,296	3 Month LIBOR + 1.10%
3.20%, 01/16/2024(c)	7,800	7,791	3.50%, 05/15/2023	9,750	9,617
		$401,815	3.73%, 09/01/2023	10,000	10,252
Automobile Floor Plan Asset Backed Securities - 1.49%			3 Month LIBOR + 1.43%
Ally Master Owner Trust			4.00%, 08/05/2024	10,750	10,655
2.50%, 06/15/2022	4,000	4,012	Credit Suisse Group AG
1.00 x 1 Month LIBOR + 0.43%			3.57%, 06/12/2024(c)	9,750	9,817
2.70%, 01/17/2023	14,250	14,081	3 Month LIBOR + 1.24%
3.29%, 05/15/2023	19,500	19,531	4.21%, 06/12/2024(c),(f)	8,150	8,157
Ford Credit Floorplan Master Owner Trust A			3 Month LIBOR + 1.24%
2.53%, 11/15/2021	16,300	16,342	Fifth Third Bancorp
1.00 x 1 Month LIBOR + 0.46%			2.60%, 06/15/2022	13,400	12,935
Nissan Master Owner Trust Receivables			4.30%, 01/16/2024	15,700	15,907
2.39%, 10/17/2022	13,600	13,609	Fifth Third Bank/Cincinnati OH
1.00 x 1 Month LIBOR + 0.32%			1.63%, 09/27/2019	4,750	4,682
		$67,575	2.25%, 06/14/2021	7,700	7,495
Automobile Manufacturers - 1.63%			2.30%, 03/15/2019	7,600	7,586
Daimler Finance North America LLC			Goldman Sachs Group Inc/The
1.75%, 10/30/2019(c)	6,650	6,543	2.30%, 12/13/2019	9,600	9,516
Ford Motor Credit Co LLC			2.60%, 04/23/2020	9,600	9,503
2.02%, 05/03/2019	9,600	9,539	3.00%, 04/26/2022	19,200	18,762
3.61%, 03/28/2022	5,000	5,075	3.20%, 02/23/2023	10,000	9,771
3 Month LIBOR + 1.27%			3.44%, 04/26/2022	25,000	25,282
General Motors Financial Co Inc			3 Month LIBOR + 1.11%
3.19%, 04/09/2021	9,700	9,760	3.51%, 04/23/2020	9,600	9,726
3 Month LIBOR + 0.85%			3 Month LIBOR + 1.16%
4.15%, 06/19/2023	9,700	9,685	4.10%, 02/25/2021	9,600	9,918
PACCAR Financial Corp			3 Month LIBOR + 1.77%
2.20%, 09/15/2019	9,327	9,259	HSBC Holdings PLC
3.10%, 05/10/2021	9,750	9,723	3.33%, 05/18/2024	9,750	9,762
Toyota Motor Credit Corp			3 Month LIBOR + 1.00%
2.10%, 01/17/2019	4,800	4,793	3.95%, 05/18/2024(f)	7,800	7,794
2.60%, 01/11/2022	9,600	9,382	3 Month LIBOR + 0.99%
		$73,759	ING Groep NV
Banks - 21.00%			3.15%, 03/29/2022	6,800	6,679
Bank of America Corp			3.48%, 03/29/2022	9,750	9,923
2.50%, 10/21/2022	12,000	11,490	3 Month LIBOR + 1.15%
2.63%, 10/19/2020	15,750	15,568	JPMorgan Chase & Co
3.00%, 12/20/2023(f)	10,347	10,042	2.30%, 08/15/2021	9,500	9,208
3 Month LIBOR + 0.79%			3.24%, 04/25/2023	38,500	38,830
3.51%, 01/20/2023	28,400	28,915	3 Month LIBOR + 0.90%
3 Month LIBOR + 1.16%			3.57%, 10/24/2023	15,000	15,319
4.20%, 08/26/2024	24,500	24,615	3 Month LIBOR + 1.23%
Bank of New York Mellon Corp/The			3.88%, 09/10/2024	5,249	5,198
2.20%, 05/15/2019	11,327	11,292	4.25%, 10/15/2020	22,250	22,709
2.50%, 04/15/2021	5,700	5,592	KeyBank NA/Cleveland OH
3.39%, 10/30/2023	24,500	24,945	2.35%, 03/08/2019	16,350	16,324
3 Month LIBOR + 1.05%			2.40%, 06/09/2022	9,600	9,219
BB&T Corp			KeyCorp
2.05%, 05/10/2021	9,500	9,176	5.10%, 03/24/2021	20,000	20,833

See accompanying notes.

Schedule of Investments Short-Term Income Fund July 31, 2018 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Biotechnology (continued)
Morgan Stanley			Celgene Corp (continued)
2.90%, 02/10/2021	$14,500	$14,525	3.25%, 08/15/2022	$9,750	$9,593
3 Month LIBOR + 0.55%			Gilead Sciences Inc
3.74%, 10/24/2023	38,600	39,617	1.85%, 09/04/2018	4,750	4,748
3 Month LIBOR + 1.40%			1.85%, 09/20/2019	14,700	14,524
3.75%, 04/21/2021	14,400	14,745			$73,767
3 Month LIBOR + 1.40%			Building Materials - 0.26%
4.10%, 05/22/2023	10,200	10,246	Martin Marietta Materials Inc
5.50%, 07/24/2020	9,500	9,895	2.82%, 12/20/2019	11,700	11,730
PNC Bank NA			3 Month LIBOR + 0.50%
2.00%, 05/19/2020	9,250	9,064
2.69%, 05/19/2020	6,000	6,022	Chemicals - 0.50%
3 Month LIBOR + 0.36%			Air Liquide Finance SA
2.70%, 11/01/2022	10,965	10,548	1.75%, 09/27/2021(c)	6,750	6,427
2.84%, 07/27/2022	9,600	9,608	Chevron Phillips Chemical Co LLC / Chevron
3 Month LIBOR + 0.50%			Phillips Chemical Co LP
PNC Financial Services Group Inc/The			2.45%, 05/01/2020(c)	4,832	4,770
3.90%, 04/29/2024	9,850	9,833	3.30%, 05/01/2023(c)	7,300	7,212
State Street Corp			Westlake Chemical Corp
3.10%, 05/15/2023	24,100	23,642	3.60%, 07/15/2022	4,100	4,027
SunTrust Bank/Atlanta GA					$22,436
2.25%, 01/31/2020	9,600	9,482	Commercial Mortgage Backed Securities - 1.04%
2.45%, 08/01/2022	14,400	13,838	Ginnie Mae
2.93%, 08/02/2022	9,750	9,752	0.49%, 09/16/2055(g),(h)	23,532	765
3 Month LIBOR + 0.59%			0.70%, 01/16/2054(g),(h)	41,614	1,473
SunTrust Banks Inc			0.77%, 10/16/2054(g),(h)	49,858	1,733
2.90%, 03/03/2021	12,500	12,359	0.84%, 02/16/2048(g),(h)	30,777	1,350
UBS AG/London			0.85%, 02/16/2055(g),(h)	68,053	2,298
2.20%, 06/08/2020(c)	4,750	4,654	0.88%, 01/16/2055(g),(h)	99,239	4,058
2.90%, 06/08/2020(c)	6,750	6,775	1.06%, 06/16/2045(g),(h)	69,345	3,745
3 Month LIBOR + 0.58%			1.09%, 08/16/2042(g),(h)	67,726	3,609
UBS Group Funding Switzerland AG			1.15%, 02/16/2046(g),(h)	71,557	3,404
3.49%, 05/23/2023(c)	11,450	11,273	1.28%, 10/16/2051(g),(h)	3,605	261
3.55%, 05/23/2023(c)	3,000	3,040	1.37%, 12/16/2036(g),(h)	55,679	3,056
3 Month LIBOR + 1.22%			GS Mortgage Securities Trust 2017-GS6
US Bancorp			1.95%, 05/10/2050	12,591	12,256
2.98%, 01/24/2022	5,751	5,798	JPMDB Commercial Mortgage Securities
3 Month LIBOR + 0.64%			Trust 2016-C4
3.60%, 09/11/2024	24,100	23,909	1.54%, 12/15/2049	9,341	9,075
US Bank NA/Cincinnati OH					$47,083
2.00%, 01/24/2020	9,600	9,466	Computers - 1.38%
2.05%, 10/23/2020	9,700	9,475	Apple Inc
Wells Fargo & Co			1.90%, 02/07/2020	4,800	4,737
2.60%, 07/22/2020	5,000	4,947	2.00%, 11/13/2020	9,700	9,525
3.45%, 01/24/2023	19,000	19,318	2.50%, 02/09/2022	9,600	9,426
3 Month LIBOR + 1.11%			Dell International LLC / EMC Corp
Wells Fargo Bank NA			3.48%, 06/01/2019(c)	17,385	17,442
2.85%, 07/23/2021	14,500	14,541	Hewlett Packard Enterprise Co
3 Month LIBOR + 0.50%			2.85%, 10/05/2018	2,636	2,637
		$949,519	International Business Machines Corp
Beverages - 1.19%			1.95%, 02/12/2019	9,250	9,221
Anheuser-Busch InBev Finance Inc			2.25%, 02/19/2021	9,500	9,331
3.30%, 02/01/2023	9,600	9,534			$62,319
Anheuser-Busch InBev Worldwide Inc			Consumer Products - 0.21%
3.08%, 01/12/2024	5,350	5,400	Reckitt Benckiser Treasury Services PLC
3 Month LIBOR + 0.74%			2.90%, 06/24/2022(c)	9,600	9,565
Keurig Dr Pepper Inc			3 Month LIBOR + 0.56%
3.55%, 05/25/2021(c)	9,750	9,782
4.06%, 05/25/2023(c)	13,300	13,370
			Cosmetics & Personal Care - 0.31%
PepsiCo Inc			Procter & Gamble Co/The
1.35%, 10/04/2019	6,400	6,302	1.70%, 11/03/2021	7,700	7,405
2.15%, 10/14/2020	9,500	9,346	2.15%, 08/11/2022	6,700	6,455
		$53,734			$13,860
Biotechnology - 1.63%			Credit Card Asset Backed Securities - 1.04%
Amgen Inc			Cabela's Credit Card Master Note Trust
2.20%, 05/22/2019	9,327	9,295	2.52%, 07/15/2022	18,364	18,406
2.20%, 05/11/2020	4,800	4,720	1.00 x 1 Month LIBOR + 0.45%
2.65%, 05/11/2022	9,600	9,330	2.72%, 08/16/2021(c)	9,500	9,502
Biogen Inc			1.00 x 1 Month LIBOR + 0.65%
2.90%, 09/15/2020	14,000	13,936
Celgene Corp
2.88%, 02/19/2021	7,750	7,621

See accompanying notes.

Schedule of Investments Short-Term Income Fund July 31, 2018 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Credit Card Asset Backed Securities (continued)			Finance - Mortgage Loan/Banker (continued)
Capital One Multi-Asset Execution Trust			Fannie Mae (continued)
2.58%, 09/16/2024	$19,200	$19,344	2.50%, 04/13/2021	$6,500	$6,444
1.00 x 1 Month LIBOR + 0.51%			2.63%, 09/06/2024	4,900	4,795
		$47,252	2.75%, 06/22/2021	24,500	24,443
Diversified Financial Services - 0.60%			Freddie Mac
GE Capital International Funding Co			1.38%, 05/01/2020	25,000	24,445
Unlimited Co			2.50%, 04/23/2020	15,000	14,958
2.34%, 11/15/2020	17,650	17,283	2.75%, 06/19/2023	39,000	38,633
GTP Acquisition Partners I LLC					$427,071
2.35%, 06/15/2045(c)	10,100	9,905	Food - 1.08%
		$27,188	Kraft Heinz Foods Co
Electric - 4.28%			2.92%, 02/10/2021	9,600	9,614
Alabama Power Co			3 Month LIBOR + 0.57%
2.45%, 03/30/2022	14,250	13,790	4.00%, 06/15/2023	4,850	4,868
Alliant Energy Finance LLC			Mondelez International Holdings Netherlands
3.75%, 06/15/2023(c)	5,850	5,853	BV
Black Hills Corp			1.63%, 10/28/2019(c)	9,500	9,338
2.50%, 01/11/2019	15,500	15,468	2.95%, 10/28/2019(c)	9,500	9,532
4.25%, 11/30/2023	17,500	17,753	3 Month LIBOR + 0.61%
5.88%, 07/15/2020	1,000	1,043	Tyson Foods Inc
Dominion Energy Inc			2.25%, 08/23/2021	3,850	3,710
2.58%, 07/01/2020	4,800	4,730	2.77%, 05/30/2019	6,750	6,760
2.96%, 07/01/2019(h)	15,100	15,108	3 Month LIBOR + 0.45%
Duke Energy Florida LLC			2.78%, 08/21/2020	4,800	4,814
1.85%, 01/15/2020	9,600	9,416	3 Month LIBOR + 0.45%
2.10%, 12/15/2019	1,500	1,493			$48,636
3.10%, 08/15/2021	5,750	5,733	Gas - 0.09%
Emera US Finance LP			NiSource Inc
2.70%, 06/15/2021	6,700	6,539	2.65%, 11/17/2022	4,000	3,836
Exelon Corp
3.50%, 06/01/2022	22,500	22,266	Hand & Machine Tools - 0.32%
Fortis Inc/Canada			Stanley Black & Decker Inc
2.10%, 10/04/2021	16,365	15,586	1.62%, 11/17/2018	14,400	14,355
Indiantown Cogeneration LP
9.77%, 12/15/2020	4,405	4,746	Healthcare - Products - 0.42%
San Diego Gas & Electric Co			Medtronic Global Holdings SCA
1.91%, 02/01/2022	2,742	2,673	1.70%, 03/28/2019	14,500	14,415
Sempra Energy			Medtronic Inc
2.40%, 02/01/2020	9,750	9,634	2.50%, 03/15/2020	4,750	4,715
2.84%, 01/15/2021	14,500	14,507			$19,130
3 Month LIBOR + 0.50%			Healthcare - Services - 0.67%
Southern California Edison Co			Humana Inc
1.85%, 02/01/2022	6,690	6,513	2.50%, 12/15/2020	4,900	4,800
Texas-New Mexico Power Co			Roche Holdings Inc
9.50%, 04/01/2019(c)	5,650	5,890	2.67%, 09/30/2019(c)	9,327	9,358
WEC Energy Group Inc			3 Month LIBOR + 0.34%
3.38%, 06/15/2021	14,600	14,604	UnitedHealth Group Inc
		$193,345	1.70%, 02/15/2019	9,500	9,450
Electronics - 0.66%			1.95%, 10/15/2020	6,750	6,594
Fortive Corp					$30,202
1.80%, 06/15/2019	9,700	9,604	Home Equity Asset Backed Securities - 0.02%
2.35%, 06/15/2021	6,700	6,486	RASC Series 2005-AHL2 Trust
Honeywell International Inc			2.41%, 10/25/2035	739	739
1.85%, 11/01/2021	14,400	13,841	1.00 x 1 Month LIBOR + 0.35%
		$29,931	Terwin Mortgage Trust Series TMTS 2005-
Engineering & Construction - 0.42%			14HE
SBA Tower Trust			4.85%, 08/25/2036(h)	41	41
2.88%, 07/10/2046(c)	9,600	9,385			$780
3.17%, 04/09/2047(c)	9,600	9,399	Housewares - 0.23%
		$18,784	Newell Brands Inc
Finance - Mortgage Loan/Banker - 9.44%			2.60%, 03/29/2019	4,800	4,778
Fannie Mae			3.85%, 04/01/2023	5,800	5,688
1.25%, 08/17/2021	23,700	22,627			$10,466
1.38%, 02/26/2021	25,000	24,128	Insurance - 4.76%
1.50%, 02/28/2020	25,000	24,554	Allstate Corp/The
1.50%, 06/22/2020	25,000	24,458	2.96%, 03/29/2023	9,750	9,808
1.50%, 11/30/2020	25,000	24,292	3 Month LIBOR + 0.63%
1.63%, 01/21/2020	25,000	24,640	Berkshire Hathaway Finance Corp
1.88%, 12/28/2020	25,000	24,479	1.70%, 03/15/2019	6,500	6,469
1.88%, 04/05/2022	30,000	28,940	2.65%, 01/10/2020	14,500	14,552
2.00%, 01/05/2022	19,000	18,446	3 Month LIBOR + 0.32%
2.38%, 01/19/2023	99,050	96,789

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Mortgage Backed Securities (continued)
Berkshire Hathaway Inc			Banc of America Funding 2004-1 Trust
2.20%, 03/15/2021	$4,600	$4,520	5.25%, 02/25/2019	$42	$44
2.75%, 03/15/2023	5,500	5,383	Banc of America Funding 2004-3 Trust
Five Corners Funding Trust			4.75%, 09/25/2019	37	37
4.42%, 11/15/2023(c)	24,250	24,942	CHL Mortgage Pass-Through Trust 2003-46
MassMutual Global Funding II			3.48%, 01/19/2034(h)	541	541
1.55%, 10/11/2019(c)	9,650	9,507	CHL Mortgage Pass-Through Trust 2004-J1
2.00%, 04/15/2021(c)	7,948	7,660	4.50%, 01/25/2019	1	1
2.10%, 08/02/2018(c)	12,995	12,995	CHL Mortgage Pass-Through Trust 2004-J7
2.35%, 04/09/2019(c)	16,700	16,669	5.00%, 09/25/2019	90	91
Metropolitan Life Global Funding I			Credit Suisse First Boston Mortgage Securities
1.75%, 12/19/2018(c)	9,600	9,573	Corp
1.95%, 09/15/2021(c)	15,000	14,365	5.00%, 09/25/2019	19	17
2.30%, 04/10/2019(c)	16,827	16,786	CSFB Mortgage-Backed Pass-Through
2.73%, 06/12/2020(c)	6,750	6,782	Certificates Series 2004-AR4
3 Month LIBOR + 0.40%			3.02%, 05/25/2034	180	179
New York Life Global Funding			1.00 x 1 Month LIBOR + 0.96%
1.95%, 02/11/2020(c)	9,600	9,433	CSFB Mortgage-Backed Trust Series 2004-7
2.00%, 04/13/2021(c)	9,600	9,268	5.00%, 10/25/2019	61	60
2.15%, 06/18/2019(c)	12,626	12,562	CSMC 2017-HL2 Trust
2.85%, 06/10/2022(c)	24,000	24,134	3.50%, 10/25/2047(c),(h)	16,698	16,528
3 Month LIBOR + 0.52%			JP Morgan Mortgage Trust 2004-A3
		$215,408	4.16%, 07/25/2034(h)	817	817
Internet - 0.61%			JP Morgan Mortgage Trust 2004-S1
Amazon.com Inc			5.00%, 09/25/2034	402	406
2.40%, 02/22/2023	19,100	18,395	JP Morgan Mortgage Trust 2016-4
2.60%, 12/05/2019	9,327	9,313	3.50%, 10/25/2046(c),(h)	13,442	13,258
		$27,708	JP Morgan Mortgage Trust 2017-2
Machinery - Construction & Mining - 0.31%			3.50%, 05/25/2047(c),(h)	11,266	11,135
Caterpillar Financial Services Corp			JP Morgan Mortgage Trust 2017-4
2.55%, 11/29/2022	14,500	14,056	3.50%, 11/25/2048(c),(h)	16,571	16,337
			JP Morgan Mortgage Trust 2017-6
Machinery - Diversified - 0.47%			3.50%, 12/25/2048(c),(h)	12,283	12,092
John Deere Capital Corp			JP Morgan Mortgage Trust 2018-3
2.05%, 03/10/2020	4,650	4,587	3.50%, 09/25/2048(c),(h)	14,007	13,825
2.65%, 01/06/2022	7,212	7,108	JP Morgan Mortgage Trust 2018-4
2.87%, 06/07/2023	9,750	9,761	3.50%, 10/25/2048(c),(h)	11,420	11,233
3 Month LIBOR + 0.55%			JP Morgan Mortgage Trust 2018-6
			3.50%, 12/25/2048(c),(h)	13,535	13,325
		$21,456
Manufactured Housing Asset Backed Securities - 0.00%			MASTR Alternative Loan Trust 2003-9
Conseco Finance Corp			6.50%, 01/25/2019	131	131
7.70%, 09/15/2026	16	16	MASTR Asset Securitization Trust 2004-11
			5.00%, 12/25/2019	11	11
Media - 0.42%			MASTR Asset Securitization Trust 2004-9
Time Warner Cable LLC			5.00%, 09/25/2019	52	52
8.25%, 04/01/2019	9,495	9,812	PHH Mortgage Trust Series 2008-CIM1
Walt Disney Co/The			5.22%, 06/25/2038	1,322	1,286
1.95%, 03/04/2020	9,500	9,349	1.00 x 1 Month LIBOR + 2.25%
		$19,161	Prime Mortgage Trust 2005-2
Mining - 0.23%			5.25%, 07/25/2020	375	378
Glencore Finance Canada Ltd			Provident Funding Mortgage Loan Trust 2005-
4.25%, 10/25/2022(c)	2,000	2,001	1
Glencore Funding LLC			2.64%, 05/25/2035	2,064	2,053
4.13%, 05/30/2023(c)	8,300	8,195	1.00 x 1 Month LIBOR + 0.58%
			PSMC 2018-1 Trust
		$10,196	3.50%, 02/25/2048(c),(h)	14,655	14,454
Miscellaneous Manufacturers - 0.83%			PSMC 2018-2 Trust
General Electric Co			3.50%, 06/25/2048(c),(h)	19,240	18,929
5.50%, 01/08/2020	3,850	3,980	RALI Series 2003-QS23 Trust
Ingersoll-Rand Global Holding Co Ltd			5.00%, 12/26/2018	66	66
2.90%, 02/21/2021	14,500	14,351	RALI Series 2004-QS3 Trust
Siemens Financieringsmaatschappij NV			5.00%, 03/25/2019	64	51
2.20%, 03/16/2020(c)	9,650	9,520
2.94%, 03/16/2022(c)	9,750	9,854	RBSSP Resecuritization Trust 2009-7
			2.49%, 06/26/2037(c)	401	399
3 Month LIBOR + 0.61%			1.00 x 1 Month LIBOR + 0.40%
		$37,705	Sequoia Mortgage Trust 2013-4
Mortgage Backed Securities - 5.15%			1.55%, 04/25/2043(h)	7,857	7,426
Adjustable Rate Mortgage Trust 2005-5			Sequoia Mortgage Trust 2013-8
2.35%, 09/25/2035	632	632	2.25%, 06/25/2043(h)	4,632	4,546
1.00 x 1 Month LIBOR + 0.29%			Sequoia Mortgage Trust 2017-1
Alternative Loan Trust 2004-J8			3.50%, 02/25/2047(c),(h)	12,061	11,976
6.00%, 02/25/2017	47	47	Sequoia Mortgage Trust 2017-2
			3.50%, 02/25/2047(c),(h)	5,722	5,663

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
July 31, 2018 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)			Other Asset Backed Securities (continued)
Sequoia Mortgage Trust 2017-3			RAAC Series 2006-RP2 Trust
3.50%, 04/25/2047(c),(h)	$10,756	$10,681	2.31%, 02/25/2037(c)	$189	$189
Sequoia Mortgage Trust 2018-3			1.00 x 1 Month LIBOR + 0.25%
3.50%, 03/25/2048(c),(h)	11,197	11,057	Securitized Asset Backed Receivables LLC
Sequoia Mortgage Trust 2018-5			Trust 2005-OP2
3.50%, 05/25/2048(c),(h)	14,976	14,786	2.38%, 10/25/2035	1,137	1,137
Sequoia Mortgage Trust 2018-6			1.00 x 1 Month LIBOR + 0.32%
4.00%, 07/25/2048(c),(h)	8,802	8,836	Structured Asset Investment Loan Trust 2005-
Sequoia Mortgage Trust 2018-CH3			4
4.00%, 08/25/2048(c),(h)	9,750	9,711	2.72%, 05/25/2035	187	187
WaMu Mortgage Pass-Through Certificates			1.00 x 1 Month LIBOR + 0.66%
Series 2003-S8 Trust			Trafigura Securitisation Finance PLC 2017-1
5.00%, 09/25/2018	1	1	2.92%, 12/15/2020(c)	17,500	17,488
		$233,098	1.00 x 1 Month LIBOR + 0.85%
Oil & Gas - 1.59%			Verizon Owner Trust 2016-1
BP Capital Markets PLC			1.42%, 01/20/2021(c)	8,500	8,457
2.75%, 05/10/2023	6,500	6,290	Verizon Owner Trust 2016-2
4.75%, 03/10/2019	10,327	10,458	1.68%, 05/20/2021(c)	28,500	28,213
Chevron Corp			Verizon Owner Trust 2017-1
2.80%, 03/03/2022	6,750	6,826	2.06%, 09/20/2021(c)	9,500	9,390
3 Month LIBOR + 0.48%			Verizon Owner Trust 2017-2
2.90%, 03/03/2024	4,750	4,633	1.92%, 12/20/2021(c)	15,000	14,779
Phillips 66			Verizon Owner Trust 2017-3
2.99%, 04/15/2019(c)	4,850	4,852	2.06%, 04/20/2022(c)	13,200	12,974
3 Month LIBOR + 0.65%			Verizon Owner Trust 2018-1
3.09%, 04/15/2020(c)	9,700	9,704	2.82%, 09/20/2022(c)	15,500	15,403
3 Month LIBOR + 0.75%			Volvo Financial Equipment LLC Series 2018-
Shell International Finance BV			1
2.13%, 05/11/2020	11,495	11,349	2.26%, 09/15/2020(c)	8,250	8,223
2.38%, 08/21/2022	12,700	12,292	Volvo Financial Equipment Master Owner
Total Capital International SA			Trust
2.92%, 08/10/2018	5,430	5,431	0.00%, 07/17/2023(c),(i),(j)	14,600	14,600
3 Month LIBOR + 0.57%			1.00 x 1 Month LIBOR + 0.52%
		$71,835	2.57%, 11/15/2022(c)	8,750	8,762
Oil & Gas Services - 0.21%			1.00 x 1 Month LIBOR + 0.50%
Baker Hughes a GE Co LLC / Baker Hughes					$270,140
Co-Obligor Inc			Packaging & Containers - 0.15%
2.77%, 12/15/2022	9,750	9,451	Packaging Corp of America
			2.45%, 12/15/2020	6,800	6,680
Other Asset Backed Securities - 5.97%
CCG Receivables Trust 2018-1			Pharmaceuticals - 1.24%
2.50%, 06/16/2025(c)	4,900	4,870	AbbVie Inc
Drug Royalty II LP 2			2.30%, 05/14/2021	4,800	4,670
3.48%, 07/15/2023(c)	3,312	3,297	2.50%, 05/14/2020	6,664	6,588
Drug Royalty III LP 1			Bayer US Finance II LLC
3.60%, 04/15/2027(c)	3,081	3,033	3.35%, 12/15/2023(c)	9,750	9,857
3.98%, 04/15/2027(c)	3,286	3,260	3 Month LIBOR + 1.01%
4.84%, 04/15/2027(c)	3,081	3,095	3.50%, 06/25/2021(c)	9,750	9,772
1.00 x 3 Month LIBOR + 2.50%			3.88%, 12/15/2023(c)	5,800	5,816
MMAF Equipment Finance LLC 2018-A			CVS Health Corp
2.92%, 07/12/2021(c)	11,700	11,685	3.13%, 03/09/2020	14,700	14,696
MVW Owner Trust 2015-1			Mead Johnson Nutrition Co
2.52%, 12/20/2032(c)	8,465	8,292	3.00%, 11/15/2020	4,750	4,736
MVW Owner Trust 2016-1					$56,135
2.25%, 12/20/2033(c)	4,881	4,751	Pipelines - 2.02%
MVW Owner Trust 2018-1			Buckeye Partners LP
3.45%, 01/21/2036(c)	14,500	14,482	2.65%, 11/15/2018	11,316	11,319
OneMain Financial Issuance Trust 2015-2			4.15%, 07/01/2023	11,300	11,129
2.57%, 07/18/2025(c)	1,612	1,612	Columbia Pipeline Group Inc
PFS Financing Corp			3.30%, 06/01/2020	8,528	8,494
1.87%, 10/15/2021(c)	5,500	5,421	Florida Gas Transmission Co LLC
2.40%, 10/17/2022(c)	11,700	11,470	3.88%, 07/15/2022(c)	12,550	12,583
2.54%, 10/15/2021(c)	6,800	6,813	7.90%, 05/15/2019(c)	10,271	10,649
1.00 x 1 Month LIBOR + 0.47%			Kinder Morgan Inc/DE
2.65%, 03/15/2021(c)	20,250	20,266	3.62%, 01/15/2023	14,500	14,803
1.00 x 1 Month LIBOR + 0.58%			3 Month LIBOR + 1.28%
2.67%, 07/15/2022(c)	19,250	19,282	TransCanada PipeLines Ltd
1.00 x 1 Month LIBOR + 0.60%			4.55%, 05/15/2067	23,657	22,163
3.19%, 04/17/2023(c)	8,750	8,709	3 Month LIBOR + 2.21%
					$91,140

See accompanying notes.

Schedule of Investments Short-Term Income Fund July 31, 2018 (unaudited)

Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
REITs - 1.07%			Student Loan Asset Backed Securities (continued)
Alexandria Real Estate Equities Inc			KeyCorp Student Loan Trust 2006-A
2.75%, 01/15/2020	$11,990	$11,891	2.65%, 09/27/2035		$7,807	$7,808
3.90%, 06/15/2023	4,900	4,904	1.00 x 3 Month LIBOR + 0.31%
Digital Realty Trust LP			Navient Private Education Loan Trust 2014-
3.40%, 10/01/2020	6,700	6,693	CT
Healthcare Realty Trust Inc			2.77%, 09/16/2024(c)		5,369	5,375
3.75%, 04/15/2023	12,000	11,754	1.00 x 1 Month LIBOR + 0.70%
Hospitality Properties Trust			Navient Private Education Loan Trust 2017-
4.50%, 06/15/2023	4,800	4,816	A
Welltower Inc			2.47%, 12/16/2058(c)		4,680	4,684
4.95%, 01/15/2021	8,110	8,330	1.00 x 1 Month LIBOR + 0.40%
		$48,388	Navient Private Education Loan Trust 2018-
Retail - 1.58%			B
Costco Wholesale Corp			2.42%, 12/15/2059(c)		8,954	8,953
2.15%, 05/18/2021	19,200	18,781	1.00 x 1 Month LIBOR + 0.35%
Home Depot Inc/The			Navient Private Education Refi Loan Trust
1.80%, 06/05/2020	11,500	11,287	2018	-A
2.00%, 04/01/2021	4,800	4,683	2.53%, 02/18/2042(c)		12,120	12,018
McDonald's Corp			Navient Private Education Refi Loan Trust
2.63%, 01/15/2022	7,250	7,086	2018	-C
2.75%, 12/09/2020	8,256	8,194	3.01%, 06/16/2042(c),(d),(e)		9,750	9,749
Walmart Inc			SLM Private Credit Student Loan Trust 2002-
1.75%, 10/09/2019	4,900	4,846	A
1.90%, 12/15/2020	6,850	6,708	2.89%, 12/16/2030		7,845	7,827
3.40%, 06/26/2023	9,750	9,799	1.00 x 3 Month LIBOR + 0.55%
		$71,384	SLM Private Credit Student Loan Trust 2004-
Savings & Loans - 0.00%			A
Washington Mutual Bank / Henderson NV			2.74%, 06/15/2033		1,741	1,723
0.00%, 01/15/2013(d),(e),(j)	1,200	—	1.00 x 3 Month LIBOR + 0.40%
			SLM Private Credit Student Loan Trust 2004-
Semiconductors - 1.01%			B
Broadcom Corp / Broadcom Cayman Finance			2.67%, 03/15/2024		19,301	19,263
Ltd			1.00 x 3 Month LIBOR + 0.33%
2.38%, 01/15/2020	14,400	14,198	SLM Private Credit Student Loan Trust 2005-
3.00%, 01/15/2022	4,800	4,657	B
Microchip Technology Inc			2.61%, 12/15/2023		1,401	1,401
3.92%, 06/01/2021(c)	7,400	7,415	1.00 x 3 Month LIBOR + 0.27%
4.33%, 06/01/2023(c)	9,800	9,797	SLM Private Credit Student Loan Trust 2006-
QUALCOMM Inc			A
3.07%, 01/30/2023	9,750	9,737	2.63%, 06/15/2039		31,727	30,975
3 Month LIBOR + 0.73%			1.00 x 3 Month LIBOR + 0.29%
		$45,804	SLM Private Credit Student Loan Trust 2006-
Software - 0.78%			B
Microsoft Corp			2.54%, 12/15/2039		18,206	17,824
1.10%, 08/08/2019	4,750	4,682	1.00 x 3 Month LIBOR + 0.20%
1.85%, 02/12/2020	14,600	14,428	SLM Private Education Loan Trust 2013-A
Oracle Corp			1.77%, 05/17/2027(c)		3,364	3,351
1.90%, 09/15/2021	4,800	4,632	SLM Private Education Loan Trust 2013-B
2.25%, 10/08/2019	4,750	4,731	1.85%, 06/17/2030(c)		6,504	6,457
2.63%, 02/15/2023	7,000	6,808	SMB Private Education Loan Trust 2016-C
			2.62%, 11/15/2023(c)		4,407	4,409
		$35,281
Student Loan Asset Backed Securities - 5.17%			1.00 x 1 Month LIBOR + 0.55%
			SMB Private Education Loan Trust 2017-A
AccessLex Institute			2.52%, 06/17/2024(c)		4,649	4,652
3.19%, 07/01/2038	956	957
1.00 x 91 Day T-Bill Rate + 1.20%			1.00 x 1 Month LIBOR + 0.45%
Commonbond Student Loan Trust 2018-BGS			SMB Private Education Loan Trust 2017-B
3.56%, 09/25/2045(c),(i)	14,600	14,599	2.34%, 06/17/2024(c)		15,206	15,203
KeyCorp Student Loan Trust 2000-A			1.00 x 1 Month LIBOR + 0.27%
2.65%, 05/25/2029	1,218	1,213	SMB Private Education Loan Trust 2018-A
1.00 x 3 Month LIBOR + 0.32%			2.42%, 03/16/2026(c)		8,001	8,004

Keycorp Student Loan Trust 2000-b			1.00 x 1 Month LIBOR + 0.35%
2.65%, 07/25/2029	16,305	16,171	SMB Private Education Loan Trust 2018-B
1.00 x 3 Month LIBOR + 0.31%			2.40%, 12/16/2024(c)		11,700	11,699

KeyCorp Student Loan Trust 2003-A			1.00 x 1 Month LIBOR + 0.32%
2.87%, 01/25/2037	17,812	17,330				$233,787
1.00 x 3 Month LIBOR + 0.53%			Telecommunications - 2.70%
KeyCorp Student Loan Trust 2004-A			AT&T Inc
2.87%, 01/27/2042	2,141	2,142	2.80%, 02/17/2021		11,000	10,840
1.00 x 3 Month LIBOR + 0.53%			3.25%, 02/15/2023(c)		6,750	6,816
			3 Month LIBOR + 0.89%
			3.60%, 02/17/2023		11,000	10,908
			Cisco Systems Inc
			2.20%, 02/28/2021		4,750	4,660

See accompanying notes.

Schedule of Investments Short-Term Income Fund July 31, 2018 (unaudited)

Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's) Value (000's)		AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Telecommunications (continued)			U.S. Treasury - 0.55%
Cisco Systems Inc (continued)			2.75%, 04/30/2023	$25,000	$24,892
4.95%, 02/15/2019	$9,500	$9,619
Crown Castle Towers LLC			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
3.22%, 05/15/2022(c)	2,300	2,254	OBLIGATIONS		$25,582
Sprint Spectrum Co LLC / Sprint Spectrum Co			Total Investments		$4,529,337
II LLC / Sprint Spectrum Co III LLC			Other Assets and Liabilities - (0.15)%		$(6,788)
3.36%, 03/20/2023(c)	17,672	17,584	TOTAL NET ASSETS - 100.00%		$4,522,549
4.74%, 03/20/2025(c)	26,550	26,351
Verizon Communications Inc
2.88%, 05/22/2020	4,800	4,832	(a) Affiliated Security. Security is either an affiliate (and registered under the
3 Month LIBOR + 0.55%			Investment Company Act of 1940) or an affiliate as defined by the
Vodafone Group PLC			Investment Company Act of 1940 (the Fund controls 5.0% or more of the
3.33%, 01/16/2024	9,800	9,852	outstanding voting shares of the security). Please see affiliated sub-
3 Month LIBOR + 0.99%			schedule for transactional information.
3.75%, 01/16/2024	18,350	18,179	(b) Current yield shown is as of period end.
		$121,895	(c) Security exempt from registration under Rule 144A of the Securities Act of
Transportation - 1.31%			1933. These securities may be resold in transactions exempt from
Ryder System Inc			registration, normally to qualified institutional buyers. At the end of the
2.25%, 09/01/2021	4,800	4,628	period, the value of these securities totaled $1,413,166 or 31.25% of net
2.45%, 11/15/2018	8,995	8,991	assets.
3.75%, 06/09/2023	7,300	7,294	(d) The value of these investments was determined using significant
Union Pacific Corp			unobservable inputs.
3.20%, 06/08/2021	9,750	9,742	(e) Fair value of these investments is determined in good faith by the Manager
3.50%, 06/08/2023	9,250	9,249	under procedures established and periodically reviewed by the Board of
United Parcel Service Inc			Directors. Certain inputs used in the valuation may be unobservable;
2.79%, 04/01/2023	19,350	19,422	however, each security is evaluated individually for purposes of ASC 820
3 Month LIBOR + 0.45%			which results in not all securities being identified as Level 3 of the fair
		$59,326	value hierarchy. At the end of the period, the fair value of these securities
TOTAL BONDS		$4,471,147	totaled $24,348 or 0.54% of net assets.
U.S. GOVERNMENT & GOVERNMENT	Principal		(f) Rate shown is the rate in effect as of period end. The rate may be based on
AGENCY OBLIGATIONS - 0.57%	Amount (000's) Value (000's)		a fixed rate and may convert to a variable rate or floating rate in the
			future.
Federal Home Loan Mortgage Corporation (FHLMC) - 0.01%			(g) Security is an Interest Only Strip.
3.84%, 09/01/2035	$54	$57
1.00 x U.S. Treasury 1-Year Note + 2.25%			(h) Certain variable rate securities are not based on a published reference
4.24%, 11/01/2021	1	1	rate and spread but are determined by the issuer or agent and are based
1.00 x U.S. Treasury 1-Year Note + 2.12%			on current market conditions. These securities do not indicate a reference
7.00%, 12/01/2022	67	68	rate and spread in their description.
			(i)	Security purchased on a when-issued basis.
		$126	(j) Non-income producing security
Federal National Mortgage Association (FNMA) - 0.01%
3.21%, 10/01/2035	176	185
1.00 x 12 Month LIBOR + 1.46%
3.30%, 11/01/2022	1	1	Portfolio Summary (unaudited)
1.00 x U.S. Treasury 1-Year Note + 2.05%			Sector		Percent
3.52%, 12/01/2032	14	15	Financial		27.43%
1.00 x 12 Month LIBOR + 1.64%			Asset Backed Securities		22.57%
3.54%, 11/01/2032	27	29	Government		9.99%
1.00 x U.S. Treasury 1-Year Note + 2.29%			Consumer, Non-cyclical		6.84%
3.62%, 01/01/2035	58	61	Industrial		6.42%
1.00 x 12 Month LIBOR + 1.75%			Mortgage Securities		6.21%
3.74%, 02/01/2037	82	87	Utilities		4.37%
1.00 x U.S. Treasury 1-Year Note + 2.11%			Consumer, Cyclical		4.15%
3.85%, 08/01/2034	36	38	Energy		3.82%
1.00 x 12 Month LIBOR + 1.63%			Communications		3.73%
3.88%, 07/01/2034	21	22	Technology		3.17%
1.00 x 12 Month LIBOR + 1.65%			Basic Materials		0.73%
3.90%, 07/01/2034	94	98	Investment Companies		0.72%
1.00 x 12 Month LIBOR + 1.64%			Other Assets and Liabilities		(0.15)%
4.04%, 02/01/2035	16	16	TOTAL NET ASSETS		100.00%
1.00 x 6 Month LIBOR + 2.07%
4.25%, 11/01/2035	4	4
1.00 x Cost of funds for the 11th District of San Francisco + 1.27%
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	1	2
		$561
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	1
10.00%, 01/15/2019	2	2
		$3

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$1,006,938	$974,330	$32,608
		$—		$1,006,938	$974,330	$32,608

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$442		$—		$—	$—
	$442		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Fund July 31, 2018 (unaudited)

COMMON STOCKS - 98.36%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 2.13%			Diversified Financial Services (continued)
Esterline Technologies Corp (a)	88,900	$7,583	Piper Jaffray Cos	64,940	$5,023
MSA Safety Inc	76,900	7,758			$22,041
		$15,341	Electric - 2.48%
Automobile Parts & Equipment - 1.27%			PNM Resources Inc	217,680	8,566
Modine Manufacturing Co (a)	163,200	2,848	Portland General Electric Co	206,200	9,353
Visteon Corp (a)	53,800	6,299			$17,919
		$9,147	Electrical Components & Equipment - 0.21%
Banks - 10.75%			nLight Inc (a)	48,890	1,493
Cadence BanCorp	213,200	5,805
Cathay General Bancorp	205,600	8,551	Electronics - 3.17%
CenterState Bank Corp	297,700	8,261	II-VI Inc (a)	147,390	5,778
First Commonwealth Financial Corp	344,760	5,816	SYNNEX Corp	78,900	7,611
First Interstate BancSystem Inc	56,900	2,455	Vishay Intertechnology Inc	378,980	9,475
First Merchants Corp	88,510	4,178			$22,864
Guaranty Bancorp	81,670	2,454	Engineering & Construction - 1.90%
Lakeland Bancorp Inc	75,820	1,471	MasTec Inc (a)	186,530	8,683
Sandy Spring Bancorp Inc	124,140	4,855	Tutor Perini Corp (a)	270,600	5,006
TCF Financial Corp	178,400	4,480			$13,689
Umpqua Holdings Corp	392,400	8,358	Entertainment - 3.86%
Union Bankshares Corp	125,750	5,094	Eldorado Resorts Inc (a)	210,000	8,999
United Community Banks Inc/GA	225,560	6,774	Golden Entertainment Inc (a)	165,090	5,139
Valley National Bancorp	770,270	8,974	Live Nation Entertainment Inc (a)	108,197	5,332
		$77,526	Vail Resorts Inc	30,160	8,350
Biotechnology - 3.68%					$27,820
Acceleron Pharma Inc (a)	66,160	2,882	Environmental Control - 1.35%
Aratana Therapeutics Inc (a)	184,600	837	AquaVenture Holdings Ltd (a)	53,860	891
Bellicum Pharmaceuticals Inc (a)	185,700	1,181	Energy Recovery Inc (a)	154,860	1,253
Bluebird Bio Inc (a)	11,700	1,812	Tetra Tech Inc	124,540	7,572
Denali Therapeutics Inc (a)	99,200	1,249			$9,716
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—	Food - 1.35%
ElectroCore LLC (a)	6,612	89	Darling Ingredients Inc (a)	484,497	9,734
Exact Sciences Corp (a)	40,600	2,373
FibroGen Inc (a)	58,700	3,704
Insmed Inc (a)	67,380	1,676	Gas - 1.21%
MacroGenics Inc (a)	98,900	2,042	Southwest Gas Holdings Inc	111,690	8,734
Magenta Therapeutics Inc (a)	136,500	1,877	Healthcare - Products - 1.77%
PolarityTE Inc (a)	50,100	1,142	Intersect ENT Inc (a)	84,500	2,733
Sage Therapeutics Inc (a)	5,580	805	K2M Group Holdings Inc (a)	143,400	2,921
Seattle Genetics Inc (a)	40,156	2,827	Nevro Corp (a)	75,470	4,246
Spark Therapeutics Inc (a)	26,820	2,058	STAAR Surgical Co (a)	92,800	2,863
		$26,554			$12,763
Chemicals - 3.21%			Healthcare - Services - 3.15%
Cabot Corp	113,000	7,469	Addus HomeCare Corp (a)	23,800	1,574
KMG Chemicals Inc	91,670	6,582	Encompass Health Corp	120,800	9,136
Univar Inc (a)	332,500	9,141	Natera Inc (a)	71,570	1,643
		$23,192	Syneos Health Inc (a)	155,430	7,659
Commercial Services - 6.82%			Teladoc Inc (a)	44,940	2,690
AMN Healthcare Services Inc (a)	162,900	9,855			$22,702
ASGN Inc (a)	81,210	7,333
			Home Builders - 1.35%
Brink's Co/The	112,310	8,968	Taylor Morrison Home Corp (a)	350,020	6,836
ICF International Inc	79,900	5,885	William Lyon Homes (a)	132,560	2,894
K12 Inc (a)	126,770	2,074
					$9,730
Korn/Ferry International	149,050	9,834	Insurance - 2.63%
Medifast Inc	19,770	3,394	First American Financial Corp	7,590	425
SP Plus Corp (a)	47,500	1,853
			Hanover Insurance Group Inc/The	65,700	8,240
		$49,196	Kemper Corp	71,900	5,738
Computers - 4.21%			MGIC Investment Corp (a)	367,500	4,586
CACI International Inc (a)	57,800	10,127
ExlService Holdings Inc (a)	90,600	5,403			$18,989
			Internet - 1.28%
Perspecta Inc	343,800	7,460	Carvana Co (a)	215,430	9,263
PlayAGS Inc (a)	118,900	3,395
Sykes Enterprises Inc (a)	92,860	2,754
Tenable Holdings Inc (a)	40,600	1,214	Iron & Steel - 0.85%
			Reliance Steel & Aluminum Co	27,750	2,503
		$30,353	Steel Dynamics Inc	76,610	3,608
Consumer Products - 0.57%					$6,111
Central Garden & Pet Co - A Shares (a)	102,480	4,111
			Leisure Products & Services - 1.52%
			Planet Fitness Inc (a)	231,010	10,978
Diversified Financial Services - 3.05%
BGC Partners Inc	355,530	3,818	Lodging - 1.25%
Enova International Inc (a)	57,950	1,797
Focus Financial Partners Inc (a)	38,335	1,562	Extended Stay America Inc	423,450	9,015
Houlihan Lokey Inc	83,620	4,111
Moelis & Co	90,100	5,730

See accompanying notes.

Schedule of Investments SmallCap Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Machinery - Diversified - 0.73%			Software (continued)
Gates Industrial Corp PLC (a)	338,160	$5,265	SendGrid Inc (a)	79,200	$2,022
			Smartsheet Inc (a)	61,431	1,321
Metal Fabrication & Hardware - 1.30%					$33,436
Rexnord Corp (a)	310,830	9,400	Telecommunications - 2.19%
			NETGEAR Inc (a)	94,660	6,233
Mining - 0.26%			Plantronics Inc	125,150	8,593
Alcoa Corp (a)	43,190	1,869	Switch Inc	77,950	1,015
					$15,841
Miscellaneous Manufacturers - 1.55%			TOTAL COMMON STOCKS		$709,600
Hillenbrand Inc	110,740	5,559	INVESTMENT COMPANIES - 2.32%	Shares Held	Value (000's)
Trinseo SA	74,910	5,596	Money Market Funds - 2.32%
		$11,155	Principal Government Money Market Fund	16,707,921	16,708
Oil & Gas - 3.50%			1.76%(d),(e)
Carrizo Oil & Gas Inc (a)	180,900	5,098
Delek US Holdings Inc	155,000	8,265	TOTAL INVESTMENT COMPANIES		$16,708
Oasis Petroleum Inc (a)	227,460	2,779
Resolute Energy Corp (a)	92,620	2,847	Total Investments		$726,308
Ring Energy Inc (a)	203,470	2,515	Other Assets and Liabilities - (0.68)%		$(4,897)
Whiting Petroleum Corp (a)	75,600	3,753	TOTAL NET ASSETS - 100.00%		$721,411
		$25,257
Oil & Gas Services - 1.46%			(a) Non-income producing security
Mammoth Energy Services Inc	167,790	6,245	(b)	The value of these investments was determined using significant
Pioneer Energy Services Corp (a)	523,700	1,728	unobservable inputs.
Select Energy Services Inc (a)	167,320	2,557
			(c)		Fair value of these investments is determined in good faith by the Manager
		$10,530	under procedures established and periodically reviewed by the Board of
Packaging & Containers - 0.70%			Directors. Certain inputs used in the valuation may be unobservable;
Graphic Packaging Holding Co	347,100	5,043	however, each security is evaluated individually for purposes of ASC 820
			which results in not all securities being identified as Level 3 of the fair
Pharmaceuticals - 3.81%			value hierarchy. At the end of the period, the fair value of these securities
Array BioPharma Inc (a)	142,470	2,193	totaled $0 or 0.00% of net assets.
Clovis Oncology Inc (a)	36,820	1,625	(d)		Affiliated Security. Security is either an affiliate (and registered under the
DexCom Inc (a)	29,670	2,823	Investment Company Act of 1940) or an affiliate as defined by the
Horizon Pharma Plc (a)	213,490	3,764	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Neurocrine Biosciences Inc (a)	28,490	2,863	outstanding voting shares of the security). Please see affiliated sub-
PRA Health Sciences Inc (a)	56,700	5,961	schedule for transactional information.
Prestige Brands Holdings Inc (a)	174,100	6,221	(e) Current yield shown is as of period end.
Revance Therapeutics Inc (a)	70,900	2,038
		$27,488
Private Equity - 0.35%
Victory Capital Holdings Inc (a)	243,300	2,518	Portfolio Summary (unaudited)
			Sector		Percent
REITs - 6.09%			Financial		23.28%
Agree Realty Corp	148,120	7,886	Consumer, Non-cyclical		21.15%
Brandywine Realty Trust	527,500	8,698	Industrial		13.04%
First Industrial Realty Trust Inc	299,340	9,743	Consumer, Cyclical		13.02%
LaSalle Hotel Properties	37,200	1,290	Technology		11.43%
Pebblebrook Hotel Trust	250,500	9,657	Energy		4.96%
Tier REIT Inc	125,300	2,978	Basic Materials		4.32%
Two Harbors Investment Corp	236,560	3,667	Utilities		3.69%
		$43,919	Communications		3.47%
Retail - 3.77%			Investment Companies		2.32%
BJ's Wholesale Club Holdings Inc (a)	226,551	5,616	Other Assets and Liabilities		(0.68)%
Caleres Inc	277,140	9,282	TOTAL NET ASSETS		100.00%
GMS Inc (a)	313,300	8,221
Ruth's Hospitality Group Inc	141,800	4,105
		$27,224
Savings & Loans - 0.41%
Berkshire Hills Bancorp Inc	73,800	2,996

Semiconductors - 2.59%
Advanced Energy Industries Inc (a)	97,900	5,995
Aquantia Corp (a)	114,700	1,464
Entegris Inc	319,170	11,219
		$18,678
Software - 4.63%
Alteryx Inc (a)	45,670	1,781
Apptio Inc (a)	63,830	2,143
Aspen Technology Inc (a)	90,600	8,679
Blackbaud Inc	94,720	9,454
Ceridian HCM Holding Inc (a)	25,498	835
Manhattan Associates Inc (a)	71,790	3,454
MongoDB Inc (a)	46,910	2,538
Pluralsight Inc (a)	52,107	1,209

See accompanying notes.

Schedule of Investments
SmallCap Fund
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$130,905	$114,197	$16,708
		$—		$130,905	$114,197	$16,708

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$99		$—		$—	$—
	$99		$—		$—	$—
Amounts in thousands

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS - 96.86%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.01%			Banks (continued)
Forrester Research Inc	2,447	$113	FB Financial Corp	1,415	$60
MDC Partners Inc (a)	12,898	66	FCB Financial Holdings Inc (a)	177,326	9,044
		$179	First Connecticut Bancorp Inc/Farmington CT	699	22
Aerospace & Defense - 0.81%			First Financial Bankshares Inc	11,286	639
Aerojet Rocketdyne Holdings Inc (a)	12,133	409	First Foundation Inc (a)	134,549	2,115
Aerovironment Inc (a)	3,700	272	German American Bancorp Inc	1,181	43
Astronics Corp (a)	4,953	203	Glacier Bancorp Inc	2,309	99
Cubic Corp	3,250	221	Green Bancorp Inc	1,235	30
HEICO Corp	115,209	8,799	Guaranty Bancorp	5,011	151
Kaman Corp	7,692	509	Hanmi Financial Corp	3,042	76
Kratos Defense & Security Solutions Inc (a)	285,652	3,691	HarborOne Bancorp Inc (a)	1,574	29
Moog Inc	456	34	Heritage Commerce Corp	8,896	135
MSA Safety Inc	8,831	891	Home BancShares Inc/AR	6,326	147
National Presto Industries Inc	193	24	Independent Bank Corp/MI	1,456	36
		$15,053	Independent Bank Corp/Rockland MA	447	39
Agriculture - 0.04%			Independent Bank Group Inc	861	58
Limoneira Co	1,324	36	Investar Holding Corp	613	16
Phibro Animal Health Corp	6,600	316	Kearny Financial Corp/MD	5,068	73
Turning Point Brands Inc	2,156	72	Lakeland Financial Corp	3,133	152
Vector Group Ltd	14,670	271	LegacyTexas Financial Group Inc	3,327	146
		$695	Live Oak Bancshares Inc	132,391	3,767
Airlines - 0.02%			Macatawa Bank Corp	972	12
Allegiant Travel Co	2,259	279	MB Financial Inc	1,085	53
			Merchants Bancorp/IN	1,319	32
Apparel - 0.46%			National Bank Holdings Corp	1,542	61
Crocs Inc (a)	21,212	384	National Commerce Corp (a)	1,570	68
Deckers Outdoor Corp (a)	8,220	927	Old Line Bancshares Inc	593	20
Oxford Industries Inc	5,139	473	Opus Bank	135,201	3,826
Steven Madden Ltd	108,942	5,889	Origin Bancorp Inc	919	37
Superior Group of Cos Inc	2,223	47	PCSB Financial Corp	613	12
Wolverine World Wide Inc	24,123	853	People's Utah Bancorp	3,729	136
		$8,573	Preferred Bank/Los Angeles CA	3,335	208
Automobile Manufacturers - 0.01%			Prosperity Bancshares Inc	77,124	5,410
			Provident Bancorp Inc (a)	252	7
Blue Bird Corp (a)	1,846	42
Navistar International Corp (a)	464	20	Reliant Bancorp Inc	254	7
			Seacoast Banking Corp of Florida (a)	1,311	38
Wabash National Corp	7,949	157
			ServisFirst Bancshares Inc	8,089	342
		$219	Southern First Bancshares Inc (a)	333	15
Automobile Parts & Equipment - 0.15%			State Bank Financial Corp	5,259	165
Altra Industrial Motion Corp	5,337	234	Sterling Bancorp Inc/MI	2,881	37
Commercial Vehicle Group Inc (a)	7,985	56
			Stock Yards Bancorp Inc	1,090	42
Dana Inc	35,865	766	SVB Financial Group (a)	9,886	3,044
Dorman Products Inc (a)	4,678	349
			Tompkins Financial Corp	123	10
Douglas Dynamics Inc	7,265	357
Meritor Inc (a)	23,940	493	TriCo Bancshares	528	20
			TriState Capital Holdings Inc (a)	1,418	42
Miller Industries Inc/TN	612	16	Triumph Bancorp Inc (a)	96,152	3,688
Modine Manufacturing Co (a)	2,015	35
			Union Bankshares Corp	116,530	4,721
Spartan Motors Inc	8,716	129	Union Bankshares Inc/Morrisville VT	788	42
Tenneco Inc	7,203	332	United Community Banks Inc/GA	1,188	36
		$2,767	Unity Bancorp Inc	521	13
Banks - 4.45%			Veritex Holdings Inc (a)	1,627	50
Ameris Bancorp	6,936	323	Walker & Dunlop Inc	2,015	119
Atlantic Capital Bancshares Inc (a)	4,370	78
			Washington Trust Bancorp Inc	1,009	59
BancFirst Corp	2,297	143	Webster Financial Corp	145,347	9,379
Bank of NT Butterfield & Son Ltd/The	14,003	693	West Bancorporation Inc	1,026	25
BankUnited Inc	271,783	10,561	Western Alliance Bancorp (a)	132,625	7,522
Bankwell Financial Group Inc	424	14			$82,950
Blue Hills Bancorp Inc	2,637	58	Beverages - 0.07%
Cadence BanCorp	324,625	8,839	Boston Beer Co Inc/The (a)	1,484	408
Capstar Financial Holdings Inc	558	10	Coca-Cola Bottling Co Consolidated	1,139	165
Carolina Financial Corp	3,201	134	Craft Brew Alliance Inc (a)	2,921	58
Cass Information Systems Inc	2,926	197	MGP Ingredients Inc	2,056	169
Central Pacific Financial Corp	743	20	National Beverage Corp (a)	3,401	359
City Holding Co	240	19	Primo Water Corp (a)	6,970	122
CNB Financial Corp/PA	296	9
CoBiz Financial Inc	8,670	190			$1,281
ConnectOne Bancorp Inc	196,682	4,878	Biotechnology - 6.94%
			Abeona Therapeutics Inc (a)	6,397	92
Customers Bancorp Inc (a)	2,125	54
			ACADIA Pharmaceuticals Inc (a)	22,455	339
Eagle Bancorp Inc (a)	4,478	242
			Acceleron Pharma Inc (a)	85,710	3,734
Enterprise Bancorp Inc/MA	343	13	Acorda Therapeutics Inc (a)	1,171	29
Enterprise Financial Services Corp	2,947	166	ADMA Biologics Inc (a)	4,011	26
Equity Bancshares Inc (a)	1,044	42
			Aduro Biotech Inc (a)	14,648	86
Farmers & Merchants Bancorp Inc/Archbold	1,984	92	Adverum Biotechnologies Inc (a)	889	4
OH

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Biotechnology (continued)				Biotechnology (continued)
Agenus Inc (a)	16,957	$31		Ligand Pharmaceuticals Inc (a)	4,791	$1,046
Albireo Pharma Inc (a)	441	14		Loxo Oncology Inc (a)	73,159	12,261
Alder Biopharmaceuticals Inc (a)	393,048	7,448		MacroGenics Inc (a)	8,961	185
Aldeyra Therapeutics Inc (a)	3,377	23		Medicines Co/The (a)	11,080	440
Allakos Inc (a)	107,117	4,368		Mustang Bio Inc (a)	3,534	24
Allena Pharmaceuticals Inc (a)	2,459	26		Myriad Genetics Inc (a)	13,216	578
Amicus Therapeutics Inc (a)	142,051	2,067		NeoGenomics Inc (a)	372,510	5,215
AnaptysBio Inc (a)	19,847	1,554		NewLink Genetics Corp (a)	419	2
ANI Pharmaceuticals Inc (a)	2,104	141		Novavax Inc (a)	29,917	38
Aratana Therapeutics Inc (a)	7,323	33		NuCana PLC ADR(a)	90,923	1,919
Arbutus Biopharma Corp (a)	2,015	22		Nymox Pharmaceutical Corp (a)	2,469	8
Arcus Biosciences Inc (a)	763	9		Omeros Corp (a)	10,802	228
Arena Pharmaceuticals Inc (a)	93,343	3,602		Organovo Holdings Inc (a)	22,210	26
ArQule Inc (a)	17,972	90		Ovid therapeutics Inc (a)	2,081	21
Arrowhead Pharmaceuticals Inc (a)	19,862	289		Pacific Biosciences of California Inc (a)	30,028	114
Arsanis Inc (a)	987	3		Palatin Technologies Inc (a)	41,610	40
Assembly Biosciences Inc (a)	74,477	3,294		Pfenex Inc (a)	4,215	22
Atara Biotherapeutics Inc (a)	9,291	349		Pieris Pharmaceuticals Inc (a)	11,013	60
Athersys Inc (a)	22,850	46		PolarityTE Inc (a)	1,840	42
Audentes Therapeutics Inc (a)	69,899	2,631		PTC Therapeutics Inc (a)	10,347	394
AVEO Pharmaceuticals Inc (a)	12,678	27		Puma Biotechnology Inc (a)	67,365	3,244
Avid Bioservices Inc (a)	10,747	60		Radius Health Inc (a)	9,251	222
Avrobio Inc (a)	74,070	2,370		REGENXBIO Inc (a)	6,540	460
BeiGene Ltd ADR(a)	16,965	3,218		Replimune Group Inc (a)	86,274	1,293
Bellicum Pharmaceuticals Inc (a)	5,794	37		resTORbio Inc (a)	258	4
BioCryst Pharmaceuticals Inc (a)	19,082	113		Retrophin Inc (a)	9,140	253
Biohaven Pharmaceutical Holding Co Ltd (a)	196,407	6,780		Rigel Pharmaceuticals Inc (a)	34,055	96
BioTime Inc (a)	5,113	13		RTI Surgical Inc (a)	5,590	26
Blueprint Medicines Corp (a)	69,214	4,121		Rubius Therapeutics Inc (a)	89,167	1,873
Calyxt Inc (a)	1,092	19		Sage Therapeutics Inc (a)	22,476	3,244
Cambrex Corp (a)	2,500	156		Sangamo Therapeutics Inc (a)	23,139	316
Cara Therapeutics Inc (a)	5,379	96		Savara Inc (a)	5,300	58
CASI Pharmaceuticals Inc (a)	9,579	70		Selecta Biosciences Inc (a)	3,818	46
Cellular Biomedicine Group Inc (a)	1,812	41		Seres Therapeutics Inc (a)	4,368	33
ChemoCentryx Inc (a)	4,788	55		Sienna Biopharmaceuticals Inc (a)	3,534	54
Clearside Biomedical Inc (a)	6,744	60		Solid Biosciences Inc (a)	2,104	85
Cohbar Inc (a)	4,734	27		Spark Therapeutics Inc (a)	55,792	4,281
Corvus Pharmaceuticals Inc (a)	2,665	26		Spectrum Pharmaceuticals Inc (a)	20,786	443
Cue Biopharma Inc (a)	3,748	34		Stemline Therapeutics Inc (a)	6,326	97
Cymabay Therapeutics Inc (a)	11,209	125		Surface Oncology Inc (a)	1,542	17
CytomX Therapeutics Inc (a)	8,816	232		Syndax Pharmaceuticals Inc (a)	1,257	8
Deciphera Pharmaceuticals Inc (a)	190,703	6,560		Theravance Biopharma Inc (a)	7,453	179
Denali Therapeutics Inc (a)	3,585	45		Tobira Therapeutics Inc - Rights (a),(b),(c)	1,559	3
Dicerna Pharmaceuticals Inc (a)	108,570	1,368		Tocagen Inc (a)	3,380	31
Dynavax Technologies Corp (a)	12,673	171		Ultragenyx Pharmaceutical Inc (a)	134,073	10,607
Editas Medicine Inc (a)	10,430	310		UNITY Biotechnology Inc (a)	1,071	16
Emergent BioSolutions Inc (a)	10,168	553		Unum Therapeutics Inc (a)	753	13
Endocyte Inc (a)	14,509	222		Veracyte Inc (a)	5,128	56
Enzo Biochem Inc (a)	12,241	54		Verastem Inc (a)	12,073	93
Epizyme Inc (a)	8,770	113		Vericel Corp (a)	8,436	88
Esperion Therapeutics Inc (a)	5,243	236		Viking Therapeutics Inc (a)	9,951	102
Evelo Biosciences Inc (a)	1,138	14		WaVe Life Sciences Ltd (a)	4,342	175
Exact Sciences Corp (a)	127,003	7,423		XOMA Corp (a)	578	14
Fate Therapeutics Inc (a)	11,354	101		ZIOPHARM Oncology Inc (a)	30,009	78
FibroGen Inc (a)	80,312	5,068				$129,176
Fortress Biotech Inc (a)	7,222	16		Building Materials - 1.36%
Geron Corp (a)	36,311	130		AAON Inc	7,177	271
GlycoMimetics Inc (a)	7,689	113		American Woodmark Corp (a)	2,473	206
GTx Inc (a)	977	16		Apogee Enterprises Inc	4,099	208
Halozyme Therapeutics Inc (a)	28,459	515		Armstrong Flooring Inc (a)	564	7
Homology Medicines Inc (a)	2,216	39		Boise Cascade Co	10,001	433
Idera Pharmaceuticals Inc (a)	4,048	23		Builders FirstSource Inc (a)	30,544	548
ImmunoGen Inc (a)	29,230	272		Continental Building Products Inc (a)	11,550	368
Immunomedics Inc (a)	27,268	653		Forterra Inc (a)	4,630	42
Innoviva Inc (a)	11,971	169		Griffon Corp	939	17
Inovio Pharmaceuticals Inc (a)	18,924	76		JELD-WEN Holding Inc (a)	10,373	285
Insmed Inc (a)	139,277	3,464		Louisiana-Pacific Corp	7,628	205
Intellia Therapeutics Inc (a)	7,599	202		Masonite International Corp (a)	4,527	309
Intercept Pharmaceuticals Inc (a)	5,016	457		NCI Building Systems Inc (a)	10,373	165
Intrexon Corp (a)	15,865	233		Patrick Industries Inc (a)	7,076	433
Iovance Biotherapeutics Inc (a)	18,752	266		PGT Innovations Inc (a)	15,176	364
Karyopharm Therapeutics Inc (a)	105,425	1,875		Simpson Manufacturing Co Inc	10,822	790
Lexicon Pharmaceuticals Inc (a)	9,875	118		Summit Materials Inc (a)	284,472	7,140
				Trex Co Inc (a)	136,284	10,595

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Building Materials (continued)			Commercial Services (continued)
Universal Forest Products Inc	14,702	$542	Monro Inc	5,544	$374
US Concrete Inc (a)	45,978	2,322	National Research Corp	2,813	107
		$25,250	Nutrisystem Inc	124,452	4,978
Chemicals - 1.60%			Paylocity Holding Corp (a)	234,244	13,587
A Schulman Inc	7,346	318	Reis Inc	2,263	48
AdvanSix Inc (a)	4,294	174	Resources Connection Inc	2,703	43
Balchem Corp	7,852	787	ServiceSource International Inc (a)	18,986	66
Codexis Inc (a)	12,631	182	Sotheby's (a)	10,367	551
CSW Industrials Inc (a)	3,864	210	SP Plus Corp (a)	1,710	67
Ferro Corp (a)	14,635	330	Strayer Education Inc	1,895	223
GCP Applied Technologies Inc (a)	10,663	311	Travelport Worldwide Ltd	12,043	228
HB Fuller Co	6,582	373	TriNet Group Inc (a)	75,525	4,067
Ingevity Corp (a)	85,456	8,518	TrueBlue Inc (a)	3,990	108
Innospec Inc	41,588	3,367	Viad Corp	2,100	120
KMG Chemicals Inc	3,931	282	Weight Watchers International Inc (a)	9,324	835
Koppers Holdings Inc (a)	3,584	135	WEX Inc (a)	35,628	6,763
Kraton Corp (a)	7,908	380	Willdan Group Inc (a)	1,974	55
Kronos Worldwide Inc	5,651	128			$111,173
OMNOVA Solutions Inc (a)	10,802	101	Computers - 4.89%
PolyOne Corp	213,295	9,566	3D Systems Corp (a)	882	11
PQ Group Holdings Inc (a)	213,600	3,849	Agilysys Inc (a)	2,157	35
Quaker Chemical Corp	2,289	406	Carbon Black Inc (a)	1,303	27
Sensient Technologies Corp	3,928	272	Carbonite Inc (a)	6,429	221
Tronox Ltd	7,521	139	ConvergeOne Holdings Inc	4,162	40
Valhi Inc	2,093	11	Cray Inc (a)	1,114	28
		$29,839	Digimarc Corp (a)	2,271	68
Coal - 0.01%			EPAM Systems Inc (a)	64,176	8,356
Advanced Emissions Solutions Inc	4,195	48	ExlService Holdings Inc (a)	9,795	584
CONSOL Energy Inc (a)	4,146	172	ForeScout Technologies Inc (a)	120,759	4,101
		$220	Genpact Ltd	479,765	14,575
Commercial Services - 5.97%			Insight Enterprises Inc (a)	5,023	253
American Public Education Inc (a)	441	19	Lumentum Holdings Inc (a)	48,229	2,520
AMN Healthcare Services Inc (a)	12,553	759	MAXIMUS Inc	71,233	4,617
ASGN Inc (a)	12,819	1,158	Mercury Systems Inc (a)	316,849	13,222
Avis Budget Group Inc (a)	11,898	415	Mitek Systems Inc (a)	7,745	65
Barrett Business Services Inc	1,799	165	OneSpan Inc (a)	7,514	122
BG Staffing Inc	2,041	54	PlayAGS Inc (a)	147,849	4,221
Bright Horizons Family Solutions Inc (a)	245,116	26,225	Pure Storage Inc (a)	573,360	12,419
Brink's Co/The	8,734	697	Qualys Inc (a)	8,988	783
CAI International Inc (a)	1,987	46	Science Applications International Corp	11,345	957
Cambium Learning Group Inc (a)	1,536	18	Super Micro Computer Inc (a)	1,303	29
Capella Education Co	1,908	198	Syntel Inc (a)	11,898	483
Cardtronics PLC (a)	5,573	141	TTEC Holdings Inc	3,589	115
Care.com Inc (a)	5,116	92	Unisys Corp (a)	8,621	111
Career Education Corp (a)	21,991	405	USA Technologies Inc (a)	265,758	3,575
Carriage Services Inc	1,501	37	Varonis Systems Inc (a)	125,864	7,524
Cimpress NV (a)	66,599	9,728	VeriFone Systems Inc (a)	12,229	280
CoreLogic Inc/United States (a)	75,081	3,656	Virtusa Corp (a)	9,193	486
CorVel Corp (a)	2,428	139	Vocera Communications Inc (a)	371,989	11,226
CRA International Inc	697	38			$91,054
Deluxe Corp	12,339	727	Consumer Products - 0.05%
Everi Holdings Inc (a)	15,872	117	Central Garden & Pet Co (a)	2,183	94
EVERTEC Inc	17,766	414	Central Garden & Pet Co - A Shares (a)	7,570	304
Evo Payments Inc (a)	305,383	6,459	Helen of Troy Ltd (a)	1,556	178
Franklin Covey Co (a)	2,234	57	WD-40 Co	2,390	383
Grand Canyon Education Inc (a)	79,370	9,249			$959
Green Dot Corp (a)	11,927	946	Cosmetics & Personal Care - 0.02%
Hackett Group Inc/The	5,876	106	elf Beauty Inc (a)	5,504	80
Healthcare Services Group Inc	170,574	6,867	Inter Parfums Inc	5,584	336
HealthEquity Inc (a)	77,079	5,820			$416
Heidrick & Struggles International Inc	4,638	190	Distribution & Wholesale - 2.07%
Herc Holdings Inc (a)	4,187	238	Core-Mark Holding Co Inc	101,456	2,454
Hill International Inc (a)	10,080	55	EnviroStar Inc	920	37
HMS Holdings Corp (a)	21,170	507	Fossil Group Inc (a)	1,657	43
ICF International Inc	1,787	132	G-III Apparel Group Ltd (a)	5,236	239
Information Services Group Inc (a)	7,353	30	H&E Equipment Services Inc	302,931	11,145
Insperity Inc	9,821	934	Pool Corp	54,630	8,372
Kforce Inc	5,677	215	SiteOne Landscape Supply Inc (a)	180,353	16,080
Korn/Ferry International	14,493	956	Systemax Inc	2,529	113
McGrath RentCorp	7,063	419			$38,483
Medifast Inc	3,021	519	Diversified Financial Services - 2.05%
MoneyGram International Inc (a)	936	6	Altisource Portfolio Solutions SA (a)	322	11
			Artisan Partners Asset Management Inc	13,399	462

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Diversified Financial Services (continued)			Energy - Alternate Sources - 0.01%
Blucora Inc (a)	11,403	$396	Renewable Energy Group Inc (a)	1,061	$18
BrightSphere Investment Group PLC	12,211	174	TerraForm Power Inc	2,777	29
Cohen & Steers Inc	5,264	221	TPI Composites Inc (a)	3,730	115
Cowen Inc (a)	2,974	47	Vivint Solar Inc (a)	2,307	13
Curo Group Holdings Corp (a)	1,984	52			$175
Diamond Hill Investment Group Inc	811	156	Engineering & Construction - 1.85%
Elevate Credit Inc (a)	5,257	49	Comfort Systems USA Inc	10,474	582
Ellie Mae Inc (a)	5,945	590	Dycom Industries Inc (a)	125,540	11,193
Enova International Inc (a)	9,834	305	EMCOR Group Inc	11,270	867
Federal Agricultural Mortgage Corp	649	61	Exponent Inc	13,803	675
Federated Investors Inc	12,344	299	Granite Construction Inc	6,039	326
GAMCO Investors Inc	404	10	MasTec Inc (a)	16,499	768
Granite Point Mortgage Trust Inc	2,051	39	Mistras Group Inc (a)	3,225	68
Greenhill & Co Inc	4,562	149	MYR Group Inc (a)	4,005	148
Hamilton Lane Inc	177,248	8,679	NV5 Global Inc (a)	70,931	5,341
Houlihan Lokey Inc	156,790	7,707	Orion Group Holdings Inc (a)	3,902	36
Investment Technology Group Inc	1,245	28	Primoris Services Corp	9,910	268
Ladenburg Thalmann Financial Services Inc	23,723	80	Sterling Construction Co Inc (a)	1,903	25
LendingTree Inc (a)	19,697	4,703	TopBuild Corp (a)	157,697	11,713
Marlin Business Services Corp	865	27	Tutor Perini Corp (a)	133,790	2,475
Moelis & Co	88,884	5,653	VSE Corp	386	17
On Deck Capital Inc (a)	11,128	76			$34,502
Piper Jaffray Cos	986	76	Entertainment - 0.38%
PJT Partners Inc	5,481	330	Churchill Downs Inc	3,076	880
Pzena Investment Management Inc	4,633	45	Eldorado Resorts Inc (a)	11,435	490
Regional Management Corp (a)	1,226	41	Eros International PLC (a)	3,720	50
Silvercrest Asset Management Group Inc	2,268	40	IMAX Corp (a)	9,538	211
Stifel Financial Corp	125,764	6,933	Marriott Vacations Worldwide Corp	3,342	398
Virtus Investment Partners Inc	226	30	Penn National Gaming Inc (a)	5,518	177
WageWorks Inc (a)	6,902	364	Pinnacle Entertainment Inc (a)	15,151	504
Westwood Holdings Group Inc	2,067	121	RCI Hospitality Holdings Inc	1,802	58
WisdomTree Investments Inc	20,286	177	Red Rock Resorts Inc	12,072	427
		$38,131	Scientific Games Corp (a)	9,549	459
Electric - 0.00%			SeaWorld Entertainment Inc (a)	162,285	3,456
Spark Energy Inc	2,402	21			$7,110
			Environmental Control - 2.28%
Electrical Components & Equipment - 0.92%			Advanced Disposal Services Inc (a)	11,853	292
EnerSys	7,557	620	Casella Waste Systems Inc (a)	1,212	33
Generac Holdings Inc (a)	15,798	849	Covanta Holding Corp	20,394	367
Graham Corp	427	12	Evoqua Water Technologies Corp (a)	53,626	1,145
Insteel Industries Inc	3,946	162	Heritage-Crystal Clean Inc (a)	613	15
Littelfuse Inc	43,188	9,364	Pure Cycle Corp (a)	1,865	20
nLight Inc (a)	1,124	34	Tetra Tech Inc	275,251	16,735
Novanta Inc (a)	87,740	5,471	US Ecology Inc	3,823	259
SPX Corp (a)	10,934	406	Waste Connections Inc	303,650	23,566
Vicor Corp (a)	3,722	214			$42,432
		$17,132	Food - 1.15%
Electronics - 1.53%			B&G Foods Inc	3,091	97
Alarm.com Holdings Inc (a)	207,358	8,890	Calavo Growers Inc	90,724	8,392
Allied Motion Technologies Inc	1,912	88	Cal-Maine Foods Inc (a)	4,396	198
Applied Optoelectronics Inc (a)	3,471	133	Chefs' Warehouse Inc/The (a)	281,754	7,593
Badger Meter Inc	4,976	260	J&J Snack Foods Corp	2,629	381
Control4 Corp (a)	2,773	71	John B Sanfilippo & Son Inc	2,194	169
FARO Technologies Inc (a)	3,838	250	Lancaster Colony Corp	2,405	349
Fitbit Inc (a)	7,334	43	Performance Food Group Co (a)	25,648	920
Fluidigm Corp (a)	7,904	51	Simply Good Foods Co/The (a)	200,923	3,351
GoPro Inc (a)	26,152	153	Tootsie Roll Industries Inc	846	25
II-VI Inc (a)	71,591	2,806			$21,475
Itron Inc (a)	5,900	361	Forest Products & Paper - 0.02%
Mesa Laboratories Inc	836	169	Neenah Inc	2,421	213
Methode Electronics Inc	6,076	238	Schweitzer-Mauduit International Inc	2,813	117
Napco Security Technologies Inc (a)	3,436	54	Verso Corp (a)	933	19
NVE Corp	1,151	123			$349
OSI Systems Inc (a)	1,111	89
			Gas - 0.01%
Park Electrochemical Corp	3,020	67	Chesapeake Utilities Corp	550	46
Sparton Corp (a)	1,371	20
Stoneridge Inc (a)	8,688	295	New Jersey Resources Corp	1,897	88
Vishay Precision Group Inc (a)	2,179	87	South Jersey Industries Inc	3,308	112
					$246
Watts Water Technologies Inc	4,748	406	Hand & Machine Tools - 0.78%
Woodward Inc	165,648	13,784	Franklin Electric Co Inc	7,645	378
ZAGG Inc (a)	6,879	102
			Kennametal Inc	154,233	6,009
		$28,540	Lincoln Electric Holdings Inc	84,695	7,956

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Hand & Machine Tools (continued)			Healthcare - Services (continued)
Milacron Holdings Corp (a)	6,712	$140	Civitas Solutions Inc (a)	3,443	$56
		$14,483	Ensign Group Inc/The	14,093	508
Healthcare - Products - 3.97%			Evolus Inc (a)	1,297	25
Abaxis Inc	6,302	523	Genesis Healthcare Inc (a)	17,690	27
Accelerate Diagnostics Inc (a)	6,171	135	ICON PLC (a)	64,284	8,946
Accuray Inc (a)	23,271	90	Invitae Corp (a)	14,578	129
AtriCure Inc (a)	101,787	2,916	LHC Group Inc (a)	8,325	717
Atrion Corp	381	262	Medpace Holdings Inc (a)	3,164	194
AxoGen Inc (a)	5,801	261	Natera Inc (a)	6,652	153
BioTelemetry Inc (a)	5,651	297	Providence Service Corp/The (a)	2,847	200
Cardiovascular Systems Inc (a)	10,679	405	R1 RCM Inc (a)	23,545	189
CareDx Inc (a)	6,974	94	RadNet Inc (a)	10,332	138
Celcuity Inc (a)	1,233	30	Select Medical Holdings Corp (a)	30,483	634
Cerus Corp (a)	28,366	210	Surgery Partners Inc (a)	1,272	19
CONMED Corp	3,597	266	Syneos Health Inc (a)	734	36
CryoLife Inc (a)	6,147	183	Teladoc Inc (a)	294,816	17,645
Cutera Inc (a)	3,494	140	Tenet Healthcare Corp (a)	14,527	547
Endologix Inc (a)	21,672	110	Tivity Health Inc (a)	12,095	408
FONAR Corp (a)	825	21	US Physical Therapy Inc	3,936	412
Foundation Medicine Inc (a)	3,202	438			$64,335
GenMark Diagnostics Inc (a)	13,114	88	Holding Companies - Diversified - 0.02%
Genomic Health Inc (a)	4,743	255	Spectrum Brands Holdings Inc	3,635	318
Glaukos Corp (a)	5,750	239
Globus Medical Inc (a)	18,321	943	Home Builders - 0.31%
Haemonetics Corp (a)	13,436	1,312	AV Homes Inc (a)	933	20
Henry Schein Inc (a)	80,100	6,361	Cavco Industries Inc (a)	2,480	527
Inogen Inc (a)	4,585	914	Century Communities Inc (a)	666	20
Integer Holdings Corp (a)	46,118	3,296	Green Brick Partners Inc (a)	1,228	12
Intersect ENT Inc (a)	221,683	7,171	Installed Building Products Inc (a)	3,834	209
iRhythm Technologies Inc (a)	134,715	10,178	KB Home	3,171	75
K2M Group Holdings Inc (a)	189,998	3,870	LGI Homes Inc (a)	3,232	167
Lantheus Holdings Inc (a)	8,987	130	M/I Homes Inc (a)	1,419	37
LeMaitre Vascular Inc	4,109	148	Meritage Homes Corp (a)	98,608	4,255
LivaNova PLC (a)	9,834	1,083	Taylor Morrison Home Corp (a)	8,656	169
Luminex Corp	7,603	257	TRI Pointe Group Inc (a)	8,208	116
Meridian Bioscience Inc	9,423	149	William Lyon Homes (a)	1,579	35
Merit Medical Systems Inc (a)	71,236	3,868	Winnebago Industries Inc	5,388	215
MiMedx Group Inc (a)	23,625	100			$5,857
NanoString Technologies Inc (a)	5,159	60	Home Furnishings - 0.34%
Natus Medical Inc (a)	5,616	205	Hamilton Beach Brands Holding Co	1,692	43
Nevro Corp (a)	5,070	285	Hooker Furniture Corp	1,300	59
Novocure Ltd (a)	12,472	424	iRobot Corp (a)	4,715	374
NuVasive Inc (a)	8,934	519	Roku Inc (a)	7,536	342
NxStage Medical Inc (a)	11,417	320	Sleep Number Corp (a)	195,246	5,562
OraSure Technologies Inc (a)	191,389	3,214			$6,380
Orthofix International NV (a)	4,844	293	Insurance - 0.74%
OrthoPediatrics Corp (a)	1,974	55	Ambac Financial Group Inc (a)	885	18
Oxford Immunotec Global PLC (a)	6,876	90	AmTrust Financial Services Inc	2,517	37
Penumbra Inc (a)	41,347	5,882	Essent Group Ltd (a)	8,501	326
Quanterix Corp (a)	1,687	25	FedNat Holding Co	1,685	39
Quidel Corp (a)	9,057	615	Global Indemnity Ltd	454	19
Repligen Corp (a)	8,937	432	Health Insurance Innovations Inc (a)	2,883	96
Rockwell Medical Inc (a)	11,712	48	Heritage Insurance Holdings Inc	774	13
Sientra Inc (a)	5,996	123	Investors Title Co	90	17
STAAR Surgical Co (a)	12,956	400	James River Group Holdings Ltd	2,186	91
Surmodics Inc (a)	3,299	194	Kemper Corp	8,664	691
T2 Biosystems Inc (a)	5,422	32	Kingstone Cos Inc	936	15
Tactile Systems Technology Inc (a)	186,126	8,947	Kinsale Capital Group Inc	4,626	274
Tandem Diabetes Care Inc (a)	139,978	3,858	National General Holdings Corp	11,338	313
Utah Medical Products Inc	757	73	Navigators Group Inc/The	1,850	112
Varex Imaging Corp (a)	11,552	442	NMI Holdings Inc (a)	16,320	341
ViewRay Inc (a)	12,977	155	Primerica Inc	10,734	1,232
Wright Medical Group NV (a)	18,401	468	RLI Corp	5,737	429
		$73,902	Stewart Information Services Corp	379	17
Healthcare - Services - 3.45%			Trupanion Inc (a)	219,857	9,146
AAC Holdings Inc (a)	3,107	32	United Fire Group Inc	1,809	109
Addus HomeCare Corp (a)	2,083	138	United Insurance Holdings Corp	3,833	80
Amedisys Inc (a)	7,779	728	Universal Insurance Holdings Inc	9,569	425
American Renal Associates Holdings Inc (a)	3,429	55			$13,840
Capital Senior Living Corp (a)	6,470	65	Internet - 7.62%
Catalent Inc (a)	469,014	19,558	1-800-Flowers.com Inc (a)	2,433	35
Charles River Laboratories International Inc	102,786	12,776
(a)

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Internet (continued)			Lodging (continued)
8x8 Inc (a)	15,765	$315	ILG Inc	13,835	$475
Boingo Wireless Inc (a)	91,937	2,124	Monarch Casino & Resort Inc (a)	2,274	108
Cardlytics Inc (a)	1,265	24			$17,330
Cargurus Inc (a)	11,236	487	Machinery - Construction & Mining - 0.41%
Carvana Co (a)	3,672	158	Astec Industries Inc	1,930	95
ChannelAdvisor Corp (a)	6,593	92	BWX Technologies Inc	114,051	7,500
Chegg Inc (a)	455,345	12,614			$7,595
Cogent Communications Holdings Inc	376,582	19,563	Machinery - Diversified - 2.49%
Endurance International Group Holdings Inc	17,236	141	Alamo Group Inc	2,040	190
(a)
			Albany International Corp	5,001	331
ePlus Inc (a)	4,162	411	Applied Industrial Technologies Inc	10,075	752
Etsy Inc (a)	348,086	14,223	Cactus Inc (a)	65,611	2,146
Groupon Inc (a)	122,834	575	Chart Industries Inc (a)	2,342	183
GrubHub Inc (a)	65,110	7,936	Columbus McKinnon Corp/NY	5,253	216
HealthStream Inc	6,593	185	DXP Enterprises Inc/TX (a)	3,078	127
Imperva Inc (a)	97,749	4,521	Gardner Denver Holdings Inc (a)	229,738	6,573
Internap Corp (a)	131,174	1,296	Gates Industrial Corp PLC (a)	216,982	3,378
Leaf Group Ltd (a)	3,598	42	Gencor Industries Inc (a)	610	9
Liberty Expedia Holdings Inc (a)	588	28	Gorman-Rupp Co/The	1,166	44
Limelight Networks Inc (a)	27,245	122	Ichor Holdings Ltd (a)	6,394	134
MakeMyTrip Ltd (a)	164,765	5,396	IDEX Corp	98,043	15,058
Mimecast Ltd (a)	322,966	11,598	Kadant Inc	3,531	341
NIC Inc	11,179	183	Lindsay Corp	1,887	178
Overstock.com Inc (a)	4,891	174	Mueller Water Products Inc - Class A	16,025	198
Pandora Media Inc (a)	44,393	299	Nordson Corp	47,460	6,365
Perficient Inc (a)	3,583	94	Tennant Co	3,117	254
Proofpoint Inc (a)	165,145	18,835	Twin Disc Inc (a)	613	16
Q2 Holdings Inc (a)	135,823	8,034	Welbilt Inc (a)	435,272	9,924
QuinStreet Inc (a)	9,631	128
Quotient Technology Inc (a)	13,844	204			$46,417
RingCentral Inc (a)	73,199	5,398	Media - 0.21%
Shutterfly Inc (a)	108,352	8,913	Beasley Broadcast Group Inc	763	5
Shutterstock Inc (a)	4,547	210	Central European Media Enterprises Ltd (a)	21,469	83
Stamps.com Inc (a)	4,515	1,178	Entercom Communications Corp	184,470	1,393
TechTarget Inc (a)	5,160	147	Entravision Communications Corp	3,619	17
Trade Desk Inc/The (a)	98,515	8,307	Hemisphere Media Group Inc (a)	2,157	26
TrueCar Inc (a)	21,174	235	Houghton Mifflin Harcourt Co (a)	2,372	15
Tucows Inc (a)	2,348	138	Liberty Media Corp-Liberty Braves - A Shares	2,281	59
VirnetX Holding Corp (a)	11,816	34	(a)
Wayfair Inc (a)	52,128	5,673	Liberty Media Corp-Liberty Braves - C Shares	8,280	213
Web.com Group Inc (a)	6,431	162	(a)
XO Group Inc (a)	5,998	169	New York Times Co/The	18,532	460
Yelp Inc (a)	14,080	519	Nexstar Media Group Inc	7,781	579
Zix Corp (a)	13,853	74	Sinclair Inc Broadcast (a) Group	5,852	151
Zscaler Inc (a)	24,571	867	tronc Inc	4,165	65
			Value Line Inc	463	11
		$141,861	World Wrestling Entertainment Inc	11,218	887
Iron & Steel - 0.40%					$3,964
Allegheny Technologies Inc (a)	92,270	2,565
			Metal Fabrication & Hardware - 0.53%
Carpenter Technology Corp	85,710	4,694	Advanced Drainage Systems Inc	13,369	374
Cleveland-Cliffs Inc (a)	17,784	192	Atkore International Group Inc (a)	9,642	228
Ryerson Holding Corp (a)	4,127	48	Global Brass & Copper Holdings Inc	4,992	164
Shiloh Industries Inc (a)	1,262	10	Lawson Products Inc/DE (a)	819	22
		$7,509	Mueller Industries Inc	9,849	326
Leisure Products & Services - 1.47%			Omega Flex Inc	733	68
Callaway Golf Co	19,320	372	RBC Bearings Inc (a)	54,737	7,958
Clarus Corp	244,682	2,202	Rexnord Corp (a)	1,921	58
Fox Factory Holding Corp (a)	6,278	312	Sun Hydraulics Corp	4,982	259
Johnson Outdoors Inc	762	62	Worthington Industries Inc	10,210	478
LCI Industries	4,258	391			$9,935
Liberty TripAdvisor Holdings Inc (a)	12,609	210	Mining - 0.07%
Lindblad Expeditions Holdings Inc (a)	243,914	3,229	Century Aluminum Co (a)	1,030	13
Malibu Boats Inc (a)	4,961	186	Coeur Mining Inc (a)	4,311	30
Marine Products Corp	2,260	42	Compass Minerals International Inc	5,439	369
MCBC Holdings Inc (a)	4,638	116	Covia Holdings Corp (a)	7,486	135
Nautilus Inc (a)	6,735	96
Planet Fitness Inc (a)	422,295	20,068	Gold Resource Corp	11,931	78
			Kaiser Aluminum Corp	2,503	280
		$27,286	Tahoe Resources Inc (a)	25,312	114
Lodging - 0.93%			Uranium Energy Corp (a)	34,091	56
Belmond Ltd (a)	1,865	21	US Silica Holdings Inc	8,061	218
Bluegreen Vacations Corp	1,931	50			$1,293
Boyd Gaming Corp	19,891	743	Miscellaneous Manufacturers - 2.42%
Choice Hotels International Inc	101,905	7,908	Actuant Corp	5,204	149
Hilton Grand Vacations Inc (a)	232,021	8,025

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Miscellaneous Manufacturers (continued)			Oil & Gas Services (continued)
Ambarella Inc (a)	2,312	$91	Solaris Oilfield Infrastructure Inc (a)	6,435	$101
Axon Enterprise Inc (a)	9,128	620	TETRA Technologies Inc (a)	25,536	110
AZZ Inc	1,317	71	Thermon Group Holdings Inc (a)	2,388	60
Barnes Group Inc	1,019	69			$11,056
Carlisle Cos Inc	42,419	5,211	Packaging & Containers - 0.05%
Chase Corp	1,745	216	Greif Inc - Class A	1,741	95
EnPro Industries Inc	329	25	Greif Inc - Class B	248	14
ESCO Technologies Inc	145,559	9,061	KapStone Paper and Packaging Corp	22,010	766
Federal Signal Corp	16,926	402			$875
Harsco Corp (a)	22,031	558	Pharmaceuticals - 4.86%
Hexcel Corp	273,527	18,876	Achaogen Inc (a)	5,888	42
Hillenbrand Inc	16,486	828	Aclaris Therapeutics Inc (a)	5,395	92
John Bean Technologies Corp	60,055	6,642	Adamas Pharmaceuticals Inc (a)	237,378	5,645
Lydall Inc (a)	689	32	Aeglea BioTherapeutics Inc (a)	3,457	29
Myers Industries Inc	7,484	161	Aerie Pharmaceuticals Inc (a)	69,955	4,726
Proto Labs Inc (a)	4,723	589	Agios Pharmaceuticals Inc (a)	45,827	3,960
Raven Industries Inc	6,243	242	Aimmune Therapeutics Inc (a)	194,898	5,636
Rogers Corp (a)	1,701	198	Akcea Therapeutics Inc (a)	3,367	106
Standex International Corp	1,764	183	Akebia Therapeutics Inc (a)	9,968	103
Sturm Ruger & Co Inc	2,944	160	Akorn Inc (a)	1,957	36
Trinseo SA	7,888	589	Amneal Pharmaceuticals Inc (a)	15,083	289
		$44,973	Amphastar Pharmaceuticals Inc (a)	3,801	66
Office & Business Equipment - 0.01%			Antares Pharma Inc (a)	38,343	102
Eastman Kodak Co (a)	4,946	15	Apellis Pharmaceuticals Inc (a)	8,259	152
Pitney Bowes Inc	16,356	143	Aquestive Therapeutics Inc (a)	130,520	1,963
		$158	Array BioPharma Inc (a)	46,488	715
Office Furnishings - 0.09%			Ascendis Pharma A/S ADR(a)	46,756	3,177
Herman Miller Inc	14,265	540	Athenex Inc (a)	9,618	185
HNI Corp	7,550	327	BioScrip Inc (a)	7,647	20
Interface Inc	16,075	360	BioSpecifics Technologies Corp (a)	1,209	55
Kimball International Inc	7,984	129	Catalyst Pharmaceuticals Inc (a)	20,456	59
Knoll Inc	15,054	339	Clovis Oncology Inc (a)	149,087	6,580
		$1,695	Coherus Biosciences Inc (a)	106,226	2,024
Oil & Gas - 1.19%			Collegium Pharmaceutical Inc (a)	7,239	139
Abraxas Petroleum Corp (a)	36,457	95	Corbus Pharmaceuticals Holdings Inc (a)	10,579	53
Callon Petroleum Co (a)	323,591	3,482	Corcept Therapeutics Inc (a)	16,944	222
Carrizo Oil & Gas Inc (a)	13,594	383	Corium International Inc (a)	6,417	48
CVR Energy Inc	3,646	143	CTI BioPharma Corp (a)	10,835	24
Delek US Holdings Inc	86,679	4,622	Cytokinetics Inc (a)	9,595	71
Denbury Resources Inc (a)	60,505	273	Depomed Inc (a)	13,838	123
Eclipse Resources Corp (a)	10,594	17	Dermira Inc (a)	8,044	78
Energy XXI Gulf Coast Inc (a)	1,294	12	Diplomat Pharmacy Inc (a)	14,141	294
Evolution Petroleum Corp	5,951	64	Dova Pharmaceuticals Inc (a)	2,656	57
Extraction Oil & Gas Inc (a)	257,283	3,890	Durect Corp (a)	41,208	61
Isramco Inc (a)	71	8	Dyax Corp - Rights (a),(b),(c)	211,240	—
Jagged Peak Energy Inc (a)	15,000	214	Eagle Pharmaceuticals Inc/DE (a)	2,397	190
Laredo Petroleum Inc (a)	7,597	71	Enanta Pharmaceuticals Inc (a)	3,841	375
Lilis Energy Inc (a)	9,660	45	Endo International PLC (a)	2,275	28
Matador Resources Co (a)	212,495	7,118	Fennec Pharmaceuticals Inc (a)	2,405	22
Murphy USA Inc (a)	2,673	212	Flexion Therapeutics Inc (a)	7,681	183
Panhandle Oil and Gas Inc	1,961	40	G1 Therapeutics Inc (a)	89,268	4,584
Par Pacific Holdings Inc (a)	746	13	Global Blood Therapeutics Inc (a)	36,082	1,508
Penn Virginia Corp (a)	3,549	300	GW Pharmaceuticals PLC ADR(a)	18,674	2,522
Resolute Energy Corp (a)	376	12	Heron Therapeutics Inc (a)	14,568	546
Ring Energy Inc (a)	12,761	158	Heska Corp (a)	1,706	171
Rosehill Resources Inc (a)	871	8	Horizon Pharma Plc (a)	28,666	505
Sanchez Energy Corp (a)	18,009	80	Immune Design Corp (a)	448	2
SRC Energy Inc (a)	60,629	686	Insys Therapeutics Inc (a)	5,702	38
WildHorse Resource Development Corp (a)	8,177	179	Intra-Cellular Therapies Inc (a)	5,673	114
		$22,125	Ironwood Pharmaceuticals Inc (a)	31,595	609
Oil & Gas Services - 0.59%			Jounce Therapeutics Inc (a)	3,345	24
DMC Global Inc	3,522	145	Kadmon Holdings Inc (a)	14,732	50
Forum Energy Technologies Inc (a)	183,868	2,418	Kala Pharmaceuticals Inc (a)	2,612	33
Independence Contract Drilling Inc (a)	4,019	16	Keryx Biopharmaceuticals Inc (a)	21,569	91
Keane Group Inc (a)	109,040	1,538	Kindred Biosciences Inc (a)	5,489	74
Key Energy Services Inc (a)	2,462	41	Kura Oncology Inc (a)	5,692	116
Liberty Oilfield Services Inc	3,531	69	La Jolla Pharmaceutical Co (a)	4,917	163
Mammoth Energy Services Inc	1,977	74	Madrigal Pharmaceuticals Inc (a)	14,620	3,758
MRC Global Inc (a)	14,759	334	MannKind Corp (a)	29,709	46
Oil States International Inc (a)	166,950	5,827	MediciNova Inc (a)	8,599	81
Pioneer Energy Services Corp (a)	2,591	9	Mersana Therapeutics Inc (a)	2,642	31
ProPetro Holding Corp (a)	16,689	274	Minerva Neurosciences Inc (a)	5,524	44
Select Energy Services Inc (a)	2,615	40

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Pharmaceuticals (continued)			REITs (continued)
Miragen Therapeutics Inc (a)	4,532	$31	National Storage Affiliates Trust	787	$23
Mirati Therapeutics Inc (a)	4,157	255	NexPoint Residential Trust Inc	451	14
Momenta Pharmaceuticals Inc (a)	17,515	518	Pennsylvania Real Estate Investment Trust	7,732	82
MyoKardia Inc (a)	5,312	305	PS Business Parks Inc	3,842	491
Natural Health Trends Corp	2,082	50	QTS Realty Trust Inc	4,109	176
Neogen Corp (a)	12,743	1,050	Ryman Hospitality Properties Inc	11,363	966
Neos Therapeutics Inc (a)	7,289	40	Saul Centers Inc	2,519	134
Neurocrine Biosciences Inc (a)	103,621	10,413	Tanger Factory Outlet Centers Inc	15,947	380
Ocular Therapeutix Inc (a)	7,499	42	UMH Properties Inc	6,405	99
Odonate Therapeutics Inc (a)	1,866	37	Universal Health Realty Income Trust	2,760	186
Optinose Inc (a)	3,990	81	Urban Edge Properties	2,878	65
Pacira Pharmaceuticals Inc/DE (a)	6,938	279			$10,276
Paratek Pharmaceuticals Inc (a)	7,410	75	Retail - 6.31%
Portola Pharmaceuticals Inc (a)	13,814	495	American Eagle Outfitters Inc	268,821	6,769
Progenics Pharmaceuticals Inc (a)	16,930	135	America's Car-Mart Inc/TX (a)	581	37
Proteostasis Therapeutics Inc (a)	4,404	11	Asbury Automotive Group Inc (a)	6,155	433
Ra Pharmaceuticals Inc (a)	237	3	At Home Group Inc (a)	4,448	161
Reata Pharmaceuticals Inc (a)	89,131	6,249	Beacon Roofing Supply Inc (a)	8,795	370
Recro Pharma Inc (a)	3,700	19	Big Lots Inc	1,587	69
Revance Therapeutics Inc (a)	111,168	3,196	BJ's Restaurants Inc	6,475	410
Rhythm Pharmaceuticals Inc (a)	2,821	88	Bloomin' Brands Inc	23,888	462
Rocket Pharmaceuticals Inc (a)	4,783	98	BMC Stock Holdings Inc (a)	4,961	109
Sarepta Therapeutics Inc (a)	84,935	9,873	Boot Barn Holdings Inc (a)	4,946	116
Senseonics Holdings Inc (a)	90,440	333	Brinker International Inc	9,763	460
Sorrento Therapeutics Inc (a)	19,836	111	Buckle Inc/The	1,626	39
Spero Therapeutics Inc (a)	164	2	Carrols Restaurant Group Inc (a)	334,162	4,846
Spring Bank Pharmaceuticals Inc (a)	2,355	30	Casey's General Stores Inc	59,362	6,493
Supernus Pharmaceuticals Inc (a)	8,514	451	Cheesecake Factory Inc/The	7,436	417
Synergy Pharmaceuticals Inc (a)	56,668	96	Children's Place Inc/The	38,336	4,712
Syros Pharmaceuticals Inc (a)	5,194	53	Chuy's Holdings Inc (a)	79,348	2,511
Teligent Inc/NJ (a)	11,358	47	Conn's Inc (a)	2,444	83
TG Therapeutics Inc (a)	13,512	159	Cracker Barrel Old Country Store Inc	3,363	493
TherapeuticsMD Inc (a)	29,140	152	Dave & Buster's Entertainment Inc (a)	6,931	341
Tyme Technologies Inc (a)	8,908	26	Del Taco Restaurants Inc (a)	137,391	1,778
USANA Health Sciences Inc (a)	3,546	469	Denny's Corp (a)	16,758	244
Vanda Pharmaceuticals Inc (a)	11,729	245	Dine Brands Global Inc	1,750	124
Vital Therapies Inc (a)	6,449	51	Duluth Holdings Inc (a)	1,886	43
Voyager Therapeutics Inc (a)	4,920	93	Fiesta Restaurant Group Inc (a)	4,678	136
Xencor Inc (a)	10,561	393	FirstCash Inc	11,048	897
Zafgen Inc (a)	4,508	47	Five Below Inc (a)	204,785	19,896
Zogenix Inc (a)	28,323	1,608	Floor & Decor Holdings Inc (a)	160,076	7,644
		$90,549	Foundation Building Materials Inc (a)	1,447	21
Pipelines - 0.01%			Freshpet Inc (a)	508,156	14,736
Tellurian Inc (a)	18,537	145	Gaia Inc (a)	1,812	33
			GMS Inc (a)	5,319	140
Private Equity - 0.06%			Habit Restaurants Inc/The (a)	164,086	2,084
GSV Capital Corp (a)	129,089	891	Hudson Ltd (a)	9,499	160
Kennedy-Wilson Holdings Inc	11,097	232	Jack in the Box Inc	24,073	2,028
		$1,123	Kirkland's Inc (a)	1,627	18
Real Estate - 0.07%			La-Z-Boy Inc	7,943	242
Consolidated-Tomoka Land Co	342	22	Lithia Motors Inc	2,550	227
FRP Holdings Inc (a)	332	22	Lumber Liquidators Holdings Inc (a)	5,300	102
Griffin Industrial Realty Inc	174	7	MarineMax Inc (a)	3,055	57
HFF Inc	11,049	497	Movado Group Inc	424	21
Marcus & Millichap Inc (a)	4,638	187	Nathan's Famous Inc	709	70
Newmark Group Inc	5,772	81	National Vision Holdings Inc (a)	133,739	5,438
Redfin Corp (a)	10,411	255	Noodles & Co (a)	133,387	1,394
RMR Group Inc/The	1,720	149	Ollie's Bargain Outlet Holdings Inc (a)	206,850	14,376
		$1,220	Papa John's International Inc	1,825	77
REITs - 0.55%			Party City Holdco Inc (a)	1,085	17
Alexander's Inc	525	195	PetIQ Inc (a)	2,698	74
Americold Realty Trust	15,820	340	PetMed Express Inc	4,747	176
Armada Hoffler Properties Inc	3,421	52	Potbelly Corp (a)	5,226	65
City Office REIT Inc	1,799	23	PriceSmart Inc	61,290	5,010
Drive Shack Inc (a)	13,459	83	Red Robin Gourmet Burgers Inc (a)	29,532	1,397
Easterly Government Properties Inc	2,443	46	RH (a)	5,113	695
EastGroup Properties Inc	8,765	835	Rush Enterprises Inc - Class A	5,305	239
First Industrial Realty Trust Inc	8,863	288	Rush Enterprises Inc - Class B	717	32
Four Corners Property Trust Inc	7,376	184	Ruth's Hospitality Group Inc	6,997	203
GEO Group Inc/The	4,344	112	Sally Beauty Holdings Inc (a)	5,651	93
Industrial Logistics Properties Trust	95,234	2,200	Shake Shack Inc (a)	4,297	268
Monmouth Real Estate Investment Corp	184,230	3,072	Sonic Corp	3,468	122
National Health Investors Inc	3,076	230	Sportsman's Warehouse Holdings Inc (a)	9,059	46

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)			Software (continued)
Tailored Brands Inc	15,472	$312	Box Inc (a)	188,731	$4,522
Texas Roadhouse Inc	16,945	1,065	Brightcove Inc (a)	9,487	81
Tile Shop Holdings Inc	4,769	40	Broadridge Financial Solutions Inc	53,965	6,097
Tilly's Inc	140,301	2,175	Castlight Health Inc (a)	20,380	67
Wingstop Inc	83,614	4,126	Cision Ltd (a)	9,595	145
Winmark Corp	648	95	Cloudera Inc (a)	102,514	1,373
Zumiez Inc (a)	1,584	36	CommVault Systems Inc (a)	6,834	443
		$117,603	Computer Programs & Systems Inc	1,735	54
Savings & Loans - 1.02%			Cornerstone OnDemand Inc (a)	14,625	722
BofI Holding Inc (a)	44,575	1,739	Cotiviti Holdings Inc (a)	317,248	14,162
BSB Bancorp Inc/MA (a)	610	21	Coupa Software Inc (a)	32,401	1,987
Charter Financial Corp/MD	872	20	CSG Systems International Inc	4,765	194
Entegra Financial Corp (a)	465	14	Donnelley Financial Solutions Inc (a)	3,605	75
First Financial Northwest Inc	628	11	Ebix Inc	4,194	333
Greene County Bancorp Inc	808	27	Envestnet Inc (a)	54,895	3,217
Hingham Institution for Savings	166	37	Everbridge Inc (a)	92,802	4,175
HomeTrust Bancshares Inc (a)	1,304	38	Evolent Health Inc (a)	2,527	51
Malvern Bancorp Inc (a)	470	12	Fair Isaac Corp (a)	48,502	9,771
Meridian Bancorp Inc	1,172	21	Five9 Inc (a)	16,475	526
Meta Financial Group Inc	8,509	761	Glu Mobile Inc (a)	27,261	145
OceanFirst Financial Corp	114,763	3,348	Guidewire Software Inc (a)	141,331	12,182
Pacific Premier Bancorp Inc (a)	167,069	6,181	Hortonworks Inc (a)	11,914	208
Southern Missouri Bancorp Inc	302	12	HubSpot Inc (a)	78,676	9,764
Sterling Bancorp/DE	300,608	6,674	Immersion Corp (a)	7,850	110
Waterstone Financial Inc	711	12	InnerWorkings Inc (a)	1,619	14
WSFS Financial Corp	1,208	68	Inovalon Holdings Inc (a)	17,307	184
		$18,996	Instructure Inc (a)	131,081	5,073
Semiconductors - 1.97%			j2 Global Inc	8,141	691
Advanced Energy Industries Inc (a)	10,538	645	LivePerson Inc (a)	18,226	423
Aquantia Corp (a)	4,698	60	Majesco (a)	3,140	24
Brooks Automation Inc	18,721	572	Medidata Solutions Inc (a)	24,735	1,838
Cabot Microelectronics Corp	6,720	809	MINDBODY Inc (a)	7,470	279
CEVA Inc (a)	4,925	148	MobileIron Inc (a)	17,527	82
Cirrus Logic Inc (a)	527	23	Model N Inc (a)	163,692	3,053
Cohu Inc	1,493	38	Monotype Imaging Holdings Inc	4,720	97
Diodes Inc (a)	4,992	185	NantHealth Inc (a)	4,809	16
Entegris Inc	35,096	1,234	New Relic Inc (a)	99,706	9,742
FormFactor Inc (a)	946	12	Omnicell Inc (a)	10,754	640
Inphi Corp (a)	7,553	237	Park City Group Inc (a)	2,900	24
Integrated Device Technology Inc (a)	23,003	792	PDF Solutions Inc (a)	854	9
Kopin Corp (a)	12,820	39	Pivotal Software Inc (a)	127,546	2,927
Lattice Semiconductor Corp (a)	27,973	215	Pluralsight Inc (a)	90,532	2,101
Marvell Technology Group Ltd	328,613	7,003	Progress Software Corp	13,685	503
MaxLinear Inc (a)	10,855	188	PROS Holdings Inc (a)	4,844	180
Monolithic Power Systems Inc	94,070	12,482	QAD Inc	2,621	130
Nanometrics Inc (a)	7,811	294	Quality Systems Inc (a)	12,948	261
Power Integrations Inc	4,987	357	Rapid7 Inc (a)	128,151	3,564
Rudolph Technologies Inc (a)	10,411	298	Rosetta Stone Inc (a)	1,164	17
Semtech Corp (a)	15,427	732	SailPoint Technologies Holding Inc (a)	329,877	7,947
Sigma Designs Inc (a)	6,776	41	SecureWorks Corp (a)	822	11
Silicon Laboratories Inc (a)	104,738	9,977	SendGrid Inc (a)	2,167	55
SMART Global Holdings Inc (a)	2,651	81	Simulations Plus Inc	3,208	57
Synaptics Inc (a)	528	26	SPS Commerce Inc (a)	5,665	486
Xcerra Corp (a)	11,711	167	Tabula Rasa HealthCare Inc (a)	33,695	1,963
Xperi Corp	2,661	44	Take-Two Interactive Software Inc (a)	43,223	4,885
		$36,699	Telenav Inc (a)	3,689	20
Software - 10.55%			Ultimate Software Group Inc/The (a)	26,403	7,311
2U Inc (a)	116,872	8,842	Upland Software Inc (a)	4,016	126
ACI Worldwide Inc (a)	18,772	485	Veritone Inc (a)	1,570	23
Acxiom Corp (a)	6,839	277	Workiva Inc (a)	6,879	174
Allscripts Healthcare Solutions Inc (a)	3,493	43	Yext Inc (a)	18,978	401
Altair Engineering Inc (a)	119,441	4,192	Zuora Inc (a)	12,766	313
Alteryx Inc (a)	6,667	260			$196,544
Amber Road Inc (a)	5,969	51	Storage & Warehousing - 0.03%
American Software Inc/GA	4,286	64	Mobile Mini Inc	11,164	476
Appfolio Inc (a)	3,618	261
Apptio Inc (a)	7,399	248	Telecommunications - 2.23%
Aspen Technology Inc (a)	156,077	14,951	A10 Networks Inc (a)	12,830	87
Avid Technology Inc (a)	5,183	29	Aerohive Networks Inc (a)	8,052	32
Benefitfocus Inc (a)	4,675	141	CalAmp Corp (a)	8,485	193
Blackbaud Inc	200,910	20,053	Calix Inc (a)	5,692	40
Blackline Inc (a)	266,834	11,394	Casa Systems Inc (a)	1,984	30
Bottomline Technologies DE Inc (a)	170,788	9,205	Ciena Corp (a)	432,632	10,989

See accompanying notes.

Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(c)	Fair value of these investments is determined in good faith by the Manager
Telecommunications (continued)			under procedures established and periodically reviewed by the Board of
Clearfield Inc (a)	2,271	$29	Directors. Certain inputs used in the valuation may be unobservable;
Extreme Networks Inc (a)	19,910	169	however, each security is evaluated individually for purposes of ASC 820
GCI Liberty Inc (a)	149,257	7,181	which results in not all securities being identified as Level 3 of the fair
Gogo Inc (a)	12,237	44	value hierarchy. At the end of the period, the fair value of these securities
GTT Communications Inc (a)	85,415	3,797	totaled $3 or 0.00% of net assets.
InterDigital Inc/PA	4,707	388	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Loral Space & Communications Inc (a)	3,164	125	Investment Company Act of 1940) or an affiliate as defined by the
NETGEAR Inc (a)	1,254	83	Investment Company Act of 1940 (the Fund controls 5.0% or more of the
Ooma Inc (a)	3,875	62	outstanding voting shares of the security). Please see affiliated sub-
ORBCOMM Inc (a)	16,700	160	schedule for transactional information.
Plantronics Inc	8,794	604	(e) Current yield shown is as of period end.
Quantenna Communications Inc (a)	8,277	132
RigNet Inc (a)	464	6
Shenandoah Telecommunications Co	8,120	268	Portfolio Summary (unaudited)
Viavi Solutions Inc (a)	14,126	143
Vonage Holdings Corp (a)	1,325,170	16,975	Sector	Percent
			Consumer, Non-cyclical	26.52%
		$41,537	Technology	17.42%
Textiles - 0.01%			Industrial	17.36%
UniFirst Corp/MA	1,023	191	Consumer, Cyclical	12.58%
			Communications	10.07%
Toys, Games & Hobbies - 0.00%			Financial	8.94%
Funko Inc (a)	3,026	53
			Investment Companies	2.76%
			Basic Materials	2.09%
Transportation - 1.93%			Energy	1.81%
Air Transport Services Group Inc (a)	147,380	3,321
			Utilities	0.05%
ArcBest Corp	2,865	133	Diversified	0.02%
Atlas Air Worldwide Holdings Inc (a)	51,490	3,452
Daseke Inc (a)	210,530	1,830	Other Assets and Liabilities	0.38%
Echo Global Logistics Inc (a)	6,453	222	TOTAL NET ASSETS	100.00%
Forward Air Corp	8,290	530
Heartland Express Inc	10,864	209
Hub Group Inc (a)	6,438	299
Knight-Swift Transportation Holdings Inc	418,175	13,611
Marten Transport Ltd	2,857	63
Matson Inc	6,828	246
Saia Inc (a)	120,562	9,084
Universal Logistics Holdings Inc	2,244	75
US Xpress Enterprises Inc (a)	206,740	2,708
Werner Enterprises Inc	3,714	138
YRC Worldwide Inc (a)	1,880	18
		$35,939
Trucking & Leasing - 0.00%
Willis Lease Finance Corp (a)	353	11

Water - 0.04%
American States Water Co	5,796	348
California Water Service Group	647	27
Global Water Resources Inc	2,234	21
Middlesex Water Co	3,152	140
SJW Group	1,969	127
York Water Co/The	2,671	83
		$746
TOTAL COMMON STOCKS		$1,803,974
INVESTMENT COMPANIES - 2.76%	Shares Held	Value (000's)
Money Market Funds - 2.76%
Principal Government Money Market Fund	51,406,358	51,406
1.76%(d),(e)

TOTAL INVESTMENT COMPANIES		$51,406
PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Investment Companies - 0.00%
Steel Partners Holdings LP 6.00%, 2/7/2026	820	$19

TOTAL PREFERRED STOCKS		$19
Total Investments		$1,855,399
Other Assets and Liabilities - 0.38%		$7,097
TOTAL NET ASSETS - 100.00%		$1,862,496

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.

See accompanying notes.

	Schedule of Investments
SmallCap Growth Fund I
July 31, 2018 (unaudited)

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$499,075	$447,669	$51,406
		$—		$499,075	$447,669	$51,406

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$773		$—		$—	$—
	$773		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2018	Long	146		$12,209		$(87)
Total						$(87)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2018 (unaudited)

COMMON STOCKS - 97.81%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.05%			Banks (continued)
Forrester Research Inc	16,346	$756	Old National Bancorp/IN	221,304	$4,304
			Opus Bank	28,562	808
Aerospace & Defense - 1.56%			Preferred Bank/Los Angeles CA	22,787	1,418
AAR Corp	53,238	2,524	S&T Bancorp Inc	57,843	2,589
Aerojet Rocketdyne Holdings Inc (a)	124,772	4,205	Seacoast Banking Corp of Florida (a)	77,645	2,276
Aerovironment Inc (a)	35,161	2,588	ServisFirst Bancshares Inc	74,657	3,154
Cubic Corp	41,399	2,819	Simmons First National Corp	129,576	3,861
Kaman Corp	46,132	3,055	Southside Bancshares Inc	45,764	1,569
Moog Inc	53,612	4,021	Tompkins Financial Corp	20,462	1,753
National Presto Industries Inc	8,301	1,035	TrustCo Bank Corp NY	159,360	1,450
Triumph Group Inc	82,166	1,713	United Community Banks Inc/GA	121,610	3,652
		$21,960	Walker & Dunlop Inc	46,665	2,765
Agriculture - 0.42%			Westamerica Bancorporation	44,004	2,641
Andersons Inc/The	43,767	1,543			$112,727
Phibro Animal Health Corp	32,736	1,568	Beverages - 0.20%
Universal Corp/VA	41,150	2,843	Coca-Cola Bottling Co Consolidated	7,670	1,113
		$5,954	MGP Ingredients Inc	20,878	1,714
Airlines - 0.79%					$2,827
Allegiant Travel Co	20,816	2,573	Biotechnology - 2.55%
Hawaiian Holdings Inc	83,907	3,365	Acorda Therapeutics Inc (a)	77,782	1,941
SkyWest Inc	86,012	5,152	AMAG Pharmaceuticals Inc (a)	56,729	1,251
		$11,090	ANI Pharmaceuticals Inc (a)	14,997	1,004
Apparel - 1.16%			Cambrex Corp (a)	54,468	3,404
Crocs Inc (a)	112,842	2,044	Emergent BioSolutions Inc (a)	58,460	3,177
Oxford Industries Inc	27,990	2,579	Innoviva Inc (a)	114,030	1,614
Perry Ellis International Inc (a)	20,972	588	Ligand Pharmaceuticals Inc (a)	35,233	7,692
Steven Madden Ltd	86,958	4,700	Medicines Co/The (a)	107,053	4,253
Unifi Inc (a)	28,181	850	Myriad Genetics Inc (a)	115,529	5,054
Wolverine World Wide Inc	156,598	5,540	REGENXBIO Inc (a)	44,333	3,117
		$16,301	Spectrum Pharmaceuticals Inc (a)	154,767	3,295
Automobile Manufacturers - 0.14%					$35,802
Wabash National Corp	95,919	1,899	Building Materials - 2.56%
			AAON Inc	66,631	2,515
Automobile Parts & Equipment - 1.36%			American Woodmark Corp (a)	23,429	1,955
American Axle & Manufacturing Holdings Inc	164,230	2,746	Apogee Enterprises Inc	46,637	2,367
(a)			Boise Cascade Co	64,244	2,778
Cooper Tire & Rubber Co	83,546	2,385	Gibraltar Industries Inc (a)	52,487	2,281
Cooper-Standard Holdings Inc (a)	26,870	3,622	Griffon Corp	55,948	1,001
Dorman Products Inc (a)	49,025	3,661	Patrick Industries Inc (a)	38,899	2,383
Gentherm Inc (a)	60,806	2,755	PGT Innovations Inc (a)	82,593	1,982
Motorcar Parts of America Inc (a)	31,522	681	Quanex Building Products Corp	57,967	1,026
Standard Motor Products Inc	33,438	1,630	Simpson Manufacturing Co Inc	68,128	4,971
Superior Industries International Inc	38,432	705	Trex Co Inc (a)	97,282	7,563
Titan International Inc	82,057	869	Universal Forest Products Inc	101,708	3,747
		$19,054	US Concrete Inc (a)	26,113	1,319
Banks - 8.03%					$35,888
Ameris Bancorp	67,032	3,124	Chemicals - 2.83%
Banner Corp	53,458	3,366	A Schulman Inc	48,796	2,115
Boston Private Financial Holdings Inc	139,182	2,004	Aceto Corp	50,880	166
Central Pacific Financial Corp	48,918	1,348	AdvanSix Inc (a)	50,403	2,040
City Holding Co	25,508	2,053	American Vanguard Corp	43,434	943
Columbia Banking System Inc	121,036	4,954	Balchem Corp	53,062	5,322
Community Bank System Inc	84,242	5,328	Hawkins Inc	15,714	586
Customers Bancorp Inc (a)	48,931	1,246	HB Fuller Co	83,545	4,735
CVB Financial Corp	169,462	4,054	Ingevity Corp (a)	69,558	6,933
Fidelity Southern Corp	36,639	877	Innophos Holdings Inc	32,293	1,459
First BanCorp/Puerto Rico (a)	300,415	2,470	Innospec Inc	40,328	3,265
First Commonwealth Financial Corp	165,860	2,798	Koppers Holdings Inc (a)	34,898	1,311
First Financial Bancorp	161,644	4,906	Kraton Corp (a)	52,720	2,535
First Financial Bankshares Inc	111,755	6,325	Quaker Chemical Corp	22,017	3,909
First Midwest Bancorp Inc/IL	170,360	4,544	Rayonier Advanced Materials Inc	85,718	1,546
Franklin Financial Network Inc (a)	19,954	781	Stepan Co	32,931	2,884
Glacier Bancorp Inc	131,284	5,606			$39,749
Great Western Bancorp Inc	97,332	4,073	Coal - 0.23%
Green Bancorp Inc	43,735	1,063	Cloud Peak Energy Inc (a)	125,222	327
Hanmi Financial Corp	53,703	1,345	CONSOL Energy Inc (a)	41,689	1,736
Heritage Financial Corp/WA	47,229	1,656	SunCoke Energy Inc (a)	106,856	1,219
Hope Bancorp Inc	212,760	3,570			$3,282
Independent Bank Corp/Rockland MA	45,577	4,029	Commercial Services - 6.37%
LegacyTexas Financial Group Inc	70,192	3,077	ABM Industries Inc	108,577	3,388
National Bank Holdings Corp	44,906	1,778	American Public Education Inc (a)	27,101	1,195
NBT Bancorp Inc	72,107	2,902	AMN Healthcare Services Inc (a)	79,086	4,785
OFG Bancorp	72,662	1,210	ASGN Inc (a)	81,252	7,337

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Capella Education Co	19,279	$2,005	HomeStreet Inc (a)	44,582	$1,320
Cardtronics PLC (a)	75,895	1,922	INTL. FCStone Inc (a)	25,895	1,388
Career Education Corp (a)	109,288	2,011	Investment Technology Group Inc	54,579	1,209
CorVel Corp (a)	15,912	912	Piper Jaffray Cos	23,609	1,826
Cross Country Healthcare Inc (a)	60,155	706	PRA Group Inc (a)	74,822	2,933
EVERTEC Inc	99,612	2,321	Virtus Investment Partners Inc	11,926	1,589
FTI Consulting Inc (a)	62,417	4,928	Waddell & Reed Financial Inc	135,573	2,808
Green Dot Corp (a)	77,231	6,126	WageWorks Inc (a)	65,504	3,459
HealthEquity Inc (a)	86,796	6,553	WisdomTree Investments Inc	192,297	1,681
Heidrick & Struggles International Inc	31,272	1,279	World Acceptance Corp (a)	10,054	1,004
HMS Holdings Corp (a)	137,526	3,291			$27,695
Insperity Inc	61,783	5,876	Electric - 0.69%
Kelly Services Inc	50,827	1,235	Avista Corp	108,526	5,489
Korn/Ferry International	93,414	6,163	El Paso Electric Co	67,203	4,187
LSC Communications Inc	55,168	829			$9,676
Matthews International Corp	53,105	2,791	Electrical Components & Equipment - 0.54%
Medifast Inc	17,543	3,012	Encore Wire Corp	34,447	1,679
Monro Inc	54,306	3,663	Insteel Industries Inc	29,928	1,231
Navigant Consulting Inc (a)	74,678	1,625	Powell Industries Inc	14,399	528
Nutrisystem Inc	49,098	1,964	SPX Corp (a)	71,016	2,635
Rent-A-Center Inc/TX (a)	88,274	1,310	Vicor Corp (a)	27,081	1,558
Resources Connection Inc	48,957	778			$7,631
RR Donnelley & Sons Co	116,179	685	Electronics - 3.19%
Strayer Education Inc	17,742	2,091	Alarm.com Holdings Inc (a)	41,424	1,776
Team Inc (a)	49,557	1,080	Applied Optoelectronics Inc (a)	32,356	1,243
Travelport Worldwide Ltd	208,283	3,936	Badger Meter Inc	48,114	2,509
TrueBlue Inc (a)	62,186	1,682
			Bel Fuse Inc	16,273	366
Viad Corp	33,844	1,943	Benchmark Electronics Inc	78,470	1,899
		$89,422	Brady Corp	79,658	3,047
Computers - 2.83%			Control4 Corp (a)	33,526	853
3D Systems Corp (a)	188,088	2,289	Electro Scientific Industries Inc (a)	56,828	1,025
Agilysys Inc (a)	25,343	417	FARO Technologies Inc (a)	28,021	1,824
CACI International Inc (a)	40,814	7,151	II-VI Inc (a)	90,959	3,566
Cray Inc (a)	67,177	1,676	Itron Inc (a)	57,011	3,489
Diebold Nixdorf Inc	125,529	1,425	KEMET Corp (a)	81,873	2,128
Electronics For Imaging Inc (a)	73,907	2,522	Knowles Corp (a)	148,663	2,581
Engility Holdings Inc (a)	29,315	1,014	Methode Electronics Inc	60,894	2,390
ExlService Holdings Inc (a)	56,843	3,390	OSI Systems Inc (a)	28,076	2,239
Insight Enterprises Inc (a)	58,563	2,944	Park Electrochemical Corp	31,445	695
Mercury Systems Inc (a)	79,639	3,323	Plexus Corp (a)	54,501	3,239
MTS Systems Corp	29,464	1,607	Sanmina Corp (a)	113,374	3,299
OneSpan Inc (a)	49,965	814	TTM Technologies Inc (a)	153,859	2,671
Qualys Inc (a)	54,110	4,713	Watts Water Technologies Inc	45,975	3,933
Super Micro Computer Inc (a)	62,767	1,387
Sykes Enterprises Inc (a)	65,779	1,951			$44,772
			Energy - Alternate Sources - 0.47%
TTEC Holdings Inc	23,569	758	FutureFuel Corp	41,927	577
Virtusa Corp (a)	45,619	2,410
			Green Plains Inc	64,287	1,067
		$39,791	Renewable Energy Group Inc (a)	54,269	925
Consumer Products - 0.48%			REX American Resources Corp (a)	9,368	722
Central Garden & Pet Co (a)	17,060	736	SolarEdge Technologies Inc (a)	62,484	3,327
Central Garden & Pet Co - A Shares (a)	58,122	2,332			$6,618
WD-40 Co	22,991	3,682	Engineering & Construction - 1.05%
		$6,750	Aegion Corp (a)	53,545	1,327
Cosmetics & Personal Care - 0.20%			Comfort Systems USA Inc	61,328	3,407
Avon Products Inc (a)	729,930	1,160	Exponent Inc	85,952	4,203
Inter Parfums Inc	28,434	1,712	MYR Group Inc (a)	27,263	1,005
		$2,872	Orion Group Holdings Inc (a)	46,785	429
Distribution & Wholesale - 0.99%			TopBuild Corp (a)	58,925	4,377
Anixter International Inc (a)	48,072	3,504			$14,748
Core-Mark Holding Co Inc	76,275	1,844	Entertainment - 0.65%
Essendant Inc	62,231	1,035	Marriott Vacations Worldwide Corp	39,072	4,654
Fossil Group Inc (a)	72,422	1,898	Penn National Gaming Inc (a)	139,663	4,476
G-III Apparel Group Ltd (a)	69,036	3,155
ScanSource Inc (a)	42,260	1,743			$9,130
Veritiv Corp (a)	18,584	712	Environmental Control - 0.57%
			Tetra Tech Inc	91,912	5,588
		$13,891	US Ecology Inc	36,243	2,458
Diversified Financial Services - 1.97%					$8,046
Blucora Inc (a)	77,641	2,698
Encore Capital Group Inc (a)	39,404	1,422	Food - 1.67%
Enova International Inc (a)	55,985	1,735	B&G Foods Inc	110,053	3,456
			Calavo Growers Inc	26,092	2,414
Granite Point Mortgage Trust Inc	71,926	1,367	Cal-Maine Foods Inc (a)	49,257	2,217
Greenhill & Co Inc	38,424	1,256	Darling Ingredients Inc (a)	272,107	5,467
			Dean Foods Co	150,958	1,482

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food (continued)			Home Furnishings (continued)
J&J Snack Foods Corp	24,725	$3,584	Universal Electronics Inc (a)	23,345	$816
John B Sanfilippo & Son Inc	14,457	1,111			$7,683
Seneca Foods Corp - Class A (a)	11,162	301	Insurance - 3.43%
SpartanNash Co	59,365	1,422	Ambac Financial Group Inc (a)	74,916	1,530
SUPERVALU Inc (a)	63,468	2,051	American Equity Investment Life Holding Co	148,894	5,320
		$23,505	AMERISAFE Inc	31,831	1,999
Forest Products & Paper - 0.45%			eHealth Inc (a)	27,621	656
Clearwater Paper Corp (a)	27,203	615	Employers Holdings Inc	54,136	2,514
Neenah Inc	27,787	2,440	HCI Group Inc	12,502	535
PH Glatfelter Co	72,216	1,182	Horace Mann Educators Corp	67,582	2,953
Schweitzer-Mauduit International Inc	50,824	2,108	James River Group Holdings Ltd	49,358	2,043
		$6,345	Maiden Holdings Ltd	112,637	980
Gas - 0.99%			Navigators Group Inc/The	37,330	2,253
Northwest Natural Gas Co	47,569	3,099	NMI Holdings Inc (a)	96,446	2,016
South Jersey Industries Inc	141,304	4,795	ProAssurance Corp	88,570	3,658
Spire Inc	83,217	5,958	RLI Corp	64,412	4,815
		$13,852	Safety Insurance Group Inc	25,263	2,314
Hand & Machine Tools - 0.22%			Selective Insurance Group Inc	97,088	5,806
Franklin Electric Co Inc	63,807	3,155	Stewart Information Services Corp	39,220	1,782
			Third Point Reinsurance Ltd (a)	136,867	1,724
Healthcare - Products - 3.34%			United Fire Group Inc	35,015	2,111
Abaxis Inc	37,797	3,137	United Insurance Holdings Corp	33,908	704
AngioDynamics Inc (a)	60,824	1,286	Universal Insurance Holdings Inc	53,889	2,393
BioTelemetry Inc (a)	51,486	2,703			$48,106
CONMED Corp	41,245	3,052	Internet - 2.18%
CryoLife Inc (a)	55,695	1,660	8x8 Inc (a)	153,702	3,066
Cutera Inc (a)	22,532	901	Cogent Communications Holdings Inc	68,852	3,577
Inogen Inc (a)	28,757	5,730	ePlus Inc (a)	22,640	2,233
Integer Holdings Corp (a)	47,087	3,364	FTD Cos Inc (a)	27,983	101
Invacare Corp	54,797	978	HealthStream Inc	42,707	1,199
Lantheus Holdings Inc (a)	49,978	722	Liquidity Services Inc (a)	42,972	303
LeMaitre Vascular Inc	25,213	908	New Media Investment Group Inc	99,639	1,792
Luminex Corp	68,313	2,313	NIC Inc	109,922	1,803
Meridian Bioscience Inc	69,978	1,106	Perficient Inc (a)	57,937	1,525
Merit Medical Systems Inc (a)	89,084	4,837	QuinStreet Inc (a)	60,757	806
MiMedx Group Inc (a)	168,818	718	Shutterfly Inc (a)	54,800	4,508
Natus Medical Inc (a)	55,309	2,019	Shutterstock Inc (a)	30,538	1,407
OraSure Technologies Inc (a)	100,915	1,694	Stamps.com Inc (a)	27,548	7,190
Orthofix International NV (a)	31,173	1,886	XO Group Inc (a)	40,239	1,134
Repligen Corp (a)	62,100	3,001			$30,644
Surmodics Inc (a)	21,910	1,288	Iron & Steel - 0.17%
Tactile Systems Technology Inc (a)	24,492	1,177	AK Steel Holding Corp (a)	521,080	2,413
Varex Imaging Corp (a)	62,723	2,399
		$46,879	Leisure Products & Services - 0.87%
Healthcare - Services - 1.74%			Callaway Golf Co	156,042	3,002
Amedisys Inc (a)	47,287	4,427	Fox Factory Holding Corp (a)	62,259	3,094
Community Health Systems Inc (a)	192,194	642	LCI Industries	41,667	3,832
Ensign Group Inc/The	80,461	2,902	Nautilus Inc (a)	50,265	716
LHC Group Inc (a)	48,293	4,157	Vista Outdoor Inc (a)	94,938	1,542
Magellan Health Inc (a)	40,699	2,961			$12,186
Providence Service Corp/The (a)	18,080	1,267	Lodging - 0.26%
Quorum Health Corp (a)	46,695	226	Belmond Ltd (a)	138,760	1,561
Select Medical Holdings Corp (a)	177,243	3,687	Marcus Corp/The	32,171	1,240
Tivity Health Inc (a)	56,673	1,910	Monarch Casino & Resort Inc (a)	18,818	897
US Physical Therapy Inc	20,938	2,193			$3,698
		$24,372	Machinery - Construction & Mining - 0.11%
Home Builders - 1.10%			Astec Industries Inc	31,667	1,556
Cavco Industries Inc (a)	14,051	2,985
Installed Building Products Inc (a)	34,470	1,882	Machinery - Diversified - 1.65%
LGI Homes Inc (a)	29,899	1,546	Alamo Group Inc	15,792	1,469
M/I Homes Inc (a)	47,217	1,221	Albany International Corp	47,926	3,170
MDC Holdings Inc	74,333	2,159	Applied Industrial Technologies Inc	63,949	4,774
Meritage Homes Corp (a)	63,139	2,724	Briggs & Stratton Corp	70,509	1,247
William Lyon Homes (a)	46,092	1,006	Chart Industries Inc (a)	51,188	3,997
Winnebago Industries Inc	47,611	1,900	DXP Enterprises Inc/TX (a)	26,104	1,079
		$15,423	Lindsay Corp	17,777	1,674
Home Furnishings - 0.55%			SPX FLOW Inc (a)	70,271	3,339
Daktronics Inc	64,678	556	Tennant Co	29,717	2,418
Ethan Allen Interiors Inc	41,341	930			$23,167
iRobot Corp (a)	45,951	3,642	Media - 0.36%
Sleep Number Corp (a)	61,053	1,739	EW Scripps Co/The	91,070	1,193
			Gannett Co Inc	186,630	1,972

See accompanying notes.

     Schedule of Investments SmallCap S&P 600 Index Fund July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Packaging & Containers - 0.47%
Scholastic Corp	45,372	$1,895	KapStone Paper and Packaging Corp	145,448	$5,059
		$5,060	Multi-Color Corp	22,986	1,525
Metal Fabrication & Hardware - 0.42%					$6,584
CIRCOR International Inc	32,766	1,453	Pharmaceuticals - 2.48%
Mueller Industries Inc	95,133	3,150	Amphastar Pharmaceuticals Inc (a)	59,317	1,035
Olympic Steel Inc	15,085	334	Anika Therapeutics Inc (a)	24,367	975
TimkenSteel Corp (a)	64,758	900	Corcept Therapeutics Inc (a)	158,065	2,075
		$5,837	Cytokinetics Inc (a)	84,194	619
Mining - 0.69%			Depomed Inc (a)	105,085	931
Century Aluminum Co (a)	82,496	1,057	Diplomat Pharmacy Inc (a)	79,633	1,655
Kaiser Aluminum Corp	27,699	3,092	Eagle Pharmaceuticals Inc/DE (a)	13,754	1,090
Materion Corp	33,368	2,092	Enanta Pharmaceuticals Inc (a)	23,882	2,329
US Silica Holdings Inc	128,801	3,472	Endo International PLC (a)	332,857	4,141
			Heska Corp (a)	11,094	1,112
		$9,713	Lannett Co Inc (a)	50,258	641
Miscellaneous Manufacturers - 4.32%			Momenta Pharmaceuticals Inc (a)	128,225	3,795
Actuant Corp	100,291	2,863	Neogen Corp (a)	85,247	7,024
Axon Enterprise Inc (a)	95,007	6,454	Owens & Minor Inc	102,118	1,927
AZZ Inc	43,007	2,331	Progenics Pharmaceuticals Inc (a)	121,829	973
Barnes Group Inc	79,961	5,425	Supernus Pharmaceuticals Inc (a)	85,599	4,533
EnPro Industries Inc	34,717	2,652
ESCO Technologies Inc	42,816	2,665			$34,855
Fabrinet (a)	60,986	2,386	Real Estate - 0.30%
Federal Signal Corp	99,163	2,355	HFF Inc	61,402	2,763
Harsco Corp (a)	133,160	3,376	RE/MAX Holdings Inc	29,327	1,490
Haynes International Inc	20,690	879			$4,253
Hillenbrand Inc	103,311	5,186	REITs - 6.44%
John Bean Technologies Corp	52,445	5,800	Acadia Realty Trust	134,838	3,651
LSB Industries Inc (a)	33,574	221	Agree Realty Corp	51,285	2,730
Lydall Inc (a)	28,712	1,332	American Assets Trust Inc	68,647	2,638
Myers Industries Inc	44,585	961	Apollo Commercial Real Estate Finance Inc	185,008	3,532
Proto Labs Inc (a)	41,397	5,160	Armada Hoffler Properties Inc	74,759	1,129
Raven Industries Inc	59,305	2,301	ARMOUR Residential REIT Inc	69,249	1,646
Rogers Corp (a)	30,352	3,538	Capstead Mortgage Corp	152,779	1,279
Standex International Corp	21,206	2,198	CareTrust REIT Inc	125,827	2,128
Sturm Ruger & Co Inc	28,829	1,563	CBL & Associates Properties Inc	285,346	1,555
Tredegar Corp	42,145	1,098	Cedar Realty Trust Inc	129,921	618
		$60,744	Chatham Lodging Trust	75,807	1,633
Office Furnishings - 0.16%			Chesapeake Lodging Trust	99,786	3,195
Interface Inc	98,321	2,202	Community Healthcare Trust Inc	28,542	856
			DiamondRock Hospitality Co	331,454	3,951
Oil & Gas - 2.15%			Easterly Government Properties Inc	99,771	1,891
Bonanza Creek Energy Inc (a)	33,940	1,263	EastGroup Properties Inc	57,749	5,505
Carrizo Oil & Gas Inc (a)	128,844	3,631	Four Corners Property Trust Inc	101,456	2,526
Denbury Resources Inc (a)	662,663	2,989	Franklin Street Properties Corp	177,212	1,561
Exterran Corp (a)	53,147	1,473	Getty Realty Corp	54,580	1,564
HighPoint Resources Corp (a)	164,673	1,077	Global Net Lease Inc	111,280	2,355
Noble Corp PLC (a)	407,835	2,382	Government Properties Income Trust	163,854	2,469
Par Pacific Holdings Inc (a)	41,704	730	Hersha Hospitality Trust	61,100	1,319
PDC Energy Inc (a)	109,182	6,876	Independence Realty Trust Inc	143,733	1,459
Penn Virginia Corp (a)	22,395	1,893	Invesco Mortgage Capital Inc	184,493	3,061
Ring Energy Inc (a)	89,818	1,110	Kite Realty Group Trust	138,281	2,333
SRC Energy Inc (a)	400,025	4,528	Lexington Realty Trust	356,941	3,137
Unit Corp (a)	89,317	2,224	LTC Properties Inc	65,491	2,762
		$30,176	National Storage Affiliates Trust	93,341	2,691
Oil & Gas Services - 1.48%			New York Mortgage Trust Inc	185,277	1,150
Archrock Inc	213,695	2,917	Pennsylvania Real Estate Investment Trust	116,268	1,235
Bristow Group Inc (a)	53,428	747	PennyMac Mortgage Investment Trust	100,616	1,941
C&J Energy Services Inc (a)	105,125	2,445	PS Business Parks Inc	32,955	4,211
CARBO Ceramics Inc (a)	36,695	342	Ramco-Gershenson Properties Trust	132,259	1,739
Era Group Inc (a)	34,049	481	Redwood Trust Inc	124,927	2,100
Flotek Industries Inc (a)	93,973	291	Retail Opportunity Investments Corp	186,283	3,523
Geospace Technologies Corp (a)	22,439	316	Saul Centers Inc	20,087	1,070
Gulf Island Fabrication Inc	22,622	205	Summit Hotel Properties Inc	173,034	2,448
Helix Energy Solutions Group Inc (a)	230,054	2,303	Universal Health Realty Income Trust	20,884	1,406
Matrix Service Co (a)	44,328	884	Urstadt Biddle Properties Inc	49,267	1,097
Newpark Resources Inc (a)	147,595	1,631	Washington Prime Group Inc	307,372	2,468
Oil States International Inc (a)	99,086	3,458	Whitestone REIT	65,766	855
Pioneer Energy Services Corp (a)	129,121	426			$90,417
ProPetro Holding Corp (a)	118,549	1,949	Retail - 5.77%
SEACOR Holdings Inc (a)	28,234	1,490	Abercrombie & Fitch Co	112,166	2,657
TETRA Technologies Inc (a)	207,519	895	Asbury Automotive Group Inc (a)	30,345	2,133
			Ascena Retail Group Inc (a)	282,085	1,038
		$20,780	Barnes & Noble Education Inc (a)	62,024	349

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)			Semiconductors (continued)
Barnes & Noble Inc	93,834	$572	Kulicke & Soffa Industries Inc	114,210	$3,011
Big 5 Sporting Goods Corp	33,269	215	MaxLinear Inc (a)	102,446	1,773
BJ's Restaurants Inc	29,882	1,890	Nanometrics Inc (a)	39,482	1,487
Buckle Inc/The	47,010	1,131	Photronics Inc (a)	115,483	1,039
Caleres Inc	71,376	2,390	Power Integrations Inc	48,887	3,496
Cato Corp/The	38,088	948	Rambus Inc (a)	177,633	2,196
Chico's FAS Inc	213,457	1,857	Rudolph Technologies Inc (a)	52,563	1,503
Children's Place Inc/The	27,499	3,380	Semtech Corp (a)	109,378	5,190
Chuy's Holdings Inc (a)	27,972	885	Ultra Clean Holdings Inc (a)	63,996	859
Dave & Buster's Entertainment Inc (a)	65,512	3,220	Veeco Instruments Inc (a)	80,469	1,179
Dine Brands Global Inc	29,468	2,093	Xperi Corp	81,029	1,349
DSW Inc	119,767	3,286			$45,836
El Pollo Loco Holdings Inc (a)	35,756	415	Software - 2.40%
Express Inc (a)	124,504	1,199	Bottomline Technologies DE Inc (a)	57,876	3,120
EZCORP Inc (a)	85,100	974	Computer Programs & Systems Inc	18,855	588
Fiesta Restaurant Group Inc (a)	45,037	1,308	CSG Systems International Inc	55,615	2,262
FirstCash Inc	75,054	6,094	Digi International Inc (a)	44,870	606
Francesca's Holdings Corp (a)	57,351	467	Donnelley Financial Solutions Inc (a)	56,023	1,165
GameStop Corp	168,354	2,426	Ebix Inc	36,403	2,889
Genesco Inc (a)	32,913	1,340	LivePerson Inc (a)	92,316	2,142
Group 1 Automotive Inc	32,512	2,276	ManTech International Corp/VA	43,549	2,606
Guess? Inc	96,328	2,183	MicroStrategy Inc (a)	15,554	2,024
Haverty Furniture Cos Inc	31,912	632	Monotype Imaging Holdings Inc	69,697	1,439
Hibbett Sports Inc (a)	31,383	720	Omnicell Inc (a)	64,250	3,823
JC Penney Co Inc (a)	519,404	1,273	PDF Solutions Inc (a)	45,446	477
Kirkland's Inc (a)	26,038	296	Progress Software Corp	75,132	2,764
La-Z-Boy Inc	77,785	2,372	Quality Systems Inc (a)	78,084	1,572
Lithia Motors Inc	39,572	3,524	SPS Commerce Inc (a)	28,694	2,462
Lumber Liquidators Holdings Inc (a)	47,169	912	Tabula Rasa HealthCare Inc (a)	22,482	1,309
MarineMax Inc (a)	36,737	689	TiVo Corp	203,211	2,469
Movado Group Inc	25,857	1,288			$33,717
Office Depot Inc	848,157	2,129	Storage & Warehousing - 0.22%
PetMed Express Inc	34,045	1,264	Mobile Mini Inc	73,736	3,145
Red Robin Gourmet Burgers Inc (a)	21,459	1,015
Regis Corp (a)	57,173	998	Telecommunications - 2.19%
RH (a)	31,650	4,300	ADTRAN Inc	79,184	1,287
Ruth's Hospitality Group Inc	47,552	1,377	ATN International Inc	17,962	1,147
Shake Shack Inc (a)	31,984	1,994	CalAmp Corp (a)	59,097	1,345
Shoe Carnival Inc	17,804	559	Cincinnati Bell Inc (a)	82,632	1,103
Sonic Automotive Inc	40,005	814	Comtech Telecommunications Corp	39,034	1,312
Sonic Corp	61,404	2,158	Consolidated Communications Holdings Inc	107,156	1,365
Tailored Brands Inc	82,189	1,657	Extreme Networks Inc (a)	191,527	1,628
Tile Shop Holdings Inc	57,248	475	Finisar Corp (a)	189,547	3,194
Vera Bradley Inc (a)	31,212	415	Frontier Communications Corp	132,437	691
Vitamin Shoppe Inc (a)	40,044	334	Harmonic Inc (a)	140,829	648
Wingstop Inc	48,269	2,382	Iridium Communications Inc (a)	138,632	2,398
Zumiez Inc (a)	30,267	686	NETGEAR Inc (a)	52,141	3,434
		$80,989	Oclaro Inc (a)	282,036	2,386
Savings & Loans - 1.60%			Spok Holdings Inc	32,845	476
Banc of California Inc	70,256	1,405	Viavi Solutions Inc (a)	374,013	3,785
Berkshire Hills Bancorp Inc	60,805	2,468	Vonage Holdings Corp (a)	357,156	4,575
BofI Holding Inc (a)	90,971	3,550			$30,774
Brookline Bancorp Inc	132,733	2,416	Textiles - 0.34%
Dime Community Bancshares Inc	50,914	876	UniFirst Corp/MA	25,485	4,769
Meta Financial Group Inc	15,068	1,348
Northfield Bancorp Inc	77,136	1,285	Transportation - 1.47%
Northwest Bancshares Inc	169,565	3,055	ArcBest Corp	42,376	1,973
Oritani Financial Corp	65,484	1,048	Atlas Air Worldwide Holdings Inc (a)	42,244	2,832
Pacific Premier Bancorp Inc (a)	64,591	2,390	Echo Global Logistics Inc (a)	44,073	1,518
Provident Financial Services Inc	100,778	2,574	Forward Air Corp	48,611	3,106
		$22,415	Heartland Express Inc	81,619	1,566
Semiconductors - 3.26%			Hub Group Inc (a)	55,693	2,584
Advanced Energy Industries Inc (a)	64,996	3,980	Marten Transport Ltd	64,056	1,400
Axcelis Technologies Inc (a)	53,125	1,169	Matson Inc	70,490	2,538
Brooks Automation Inc	116,575	3,565	Saia Inc (a)	42,439	3,198
Cabot Microelectronics Corp	42,444	5,112			$20,715
CEVA Inc (a)	36,722	1,105	Trucking & Leasing - 0.19%
Cohu Inc	47,592	1,198	Greenbrier Cos Inc/The	46,760	2,649
CTS Corp	54,566	1,904
Diodes Inc (a)	63,923	2,375	Water - 0.49%
DSP Group Inc (a)	37,474	469	American States Water Co	60,705	3,650
FormFactor Inc (a)	120,694	1,563
Kopin Corp (a)	102,444	314

See accompanying notes.

Schedule of Investments
SmallCap S&P 600 Index Fund
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Water (continued)
California Water Service Group	79,448	$3,265
$6,915
TOTAL COMMON STOCKS	$1,373,860
INVESTMENT COMPANIES - 1.92%	Shares Held	Value (000's)
Exchange Traded Funds - 0.09%
iShares Core S&P Small-Cap ETF	14,044	1,210

Money Market Funds - 1.83%
Principal Government Money Market Fund	25,721,825	25,722
1.76%(b),(c)

TOTAL INVESTMENT COMPANIES	$26,932
Total Investments	$1,400,792
Other Assets and Liabilities - 0.27%	$3,856
TOTAL NET ASSETS - 100.00%	$1,404,648

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the
Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-
schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector	Percent
Financial	21.77%
Consumer, Non-cyclical	19.45%
Industrial	18.32%
Consumer, Cyclical	14.36%
Technology	8.49%
Communications	4.78%
Energy	4.33%
Basic Materials	4.14%
Utilities	2.17%
Investment Companies	1.92%
Other Assets and Liabilities	0.27%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2017	Purchases	Sales	July 31, 2018
Value	Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%	$—	$204,730	$179,008	$25,722
$—	$204,730	$179,008	$25,722

Realized Gain/Loss	Realized Gain from	Change in Unrealized
Income	on Investments	Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 1.76%	$196	$—	$—	$—
$196	$—	$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2018	Long	343	$28,682	$(222)
Total	$(222)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS - 97.05%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.13%			Banks (continued)
Clear Channel Outdoor Holdings Inc	5,869	$26	Allegiance Bancshares Inc (a)	1,374	$62
MDC Partners Inc (a)	307,611	1,569	American National Bankshares Inc	11,572	467
		$1,595	Ames National Corp	1,424	45
Aerospace & Defense - 1.31%			Arrow Financial Corp	17,133	663
AAR Corp	149,477	7,086	Atlantic Capital Bancshares Inc (a)	1,311	23
Aerovironment Inc (a)	5,890	434	BancFirst Corp	2,859	178
Astronics Corp (a)	21,962	901	Bancorp Inc/The (a)	30,661	298
Cubic Corp	730	50	BancorpSouth Bank	26,373	867
Curtiss-Wright Corp	150	20	Bank of Commerce Holdings	2,780	35
Ducommun Inc (a)	1,632	54	Bank of Marin Bancorp	16,933	1,504
Esterline Technologies Corp (a)	14,337	1,223	Bank of NT Butterfield & Son Ltd/The	34,702	1,716
KLX Inc (a)	5,677	415	Bankwell Financial Group Inc	893	29
Kratos Defense & Security Solutions Inc (a)	5,884	76	Banner Corp	5,223	329
Moog Inc	53,099	3,983	Bar Harbor Bankshares	29,435	853
National Presto Industries Inc	11,229	1,400	BCB Bancorp Inc	2,357	35
Triumph Group Inc	5,291	110	Blue Hills Bancorp Inc	3,230	71
		$15,752	Boston Private Financial Holdings Inc	59,539	857
Agriculture - 0.14%			Bridge Bancorp Inc	14,000	501
Alico Inc	547	18	Bryn Mawr Bank Corp	7,435	363
Andersons Inc/The	2,952	104	C&F Financial Corp	573	36
Limoneira Co	4,441	121	Cadence BanCorp	5,925	161
Phibro Animal Health Corp	3,890	187	Camden National Corp	11,514	531
Tejon Ranch Co (a)	4,163	97	Capital City Bank Group Inc	3,200	77
Universal Corp/VA	3,132	216	Capstar Financial Holdings Inc	885	16
Vector Group Ltd	52,905	976	Carolina Financial Corp	12,408	519
		$1,719	Cathay General Bancorp	45,264	1,883
Airlines - 0.49%			CBTX Inc	2,757	103
Allegiant Travel Co	12,158	1,503	CenterState Bank Corp	12,872	357
Hawaiian Holdings Inc	51,177	2,052	Central Pacific Financial Corp	13,022	358
SkyWest Inc	8,105	486	Central Valley Community Bancorp	1,959	42
Spirit Airlines Inc (a)	41,049	1,783	Century Bancorp Inc/MA	493	38
		$5,824	Chemical Financial Corp	201,618	11,452
Apparel - 0.93%			Chemung Financial Corp	600	27
Carter's Inc	66,075	6,927	Citizens & Northern Corp	3,396	92
Columbia Sportswear Co	2,820	245	City Holding Co	6,978	562
Crocs Inc (a)	5,250	95	Civista Bancshares Inc	1,703	42
Deckers Outdoor Corp (a)	1,310	148	CNB Financial Corp/PA	2,498	78
Perry Ellis International Inc (a)	2,087	59	CoBiz Financial Inc	220	5
Rocky Brands Inc	1,207	31	Codorus Valley Bancorp Inc	1,406	44
Unifi Inc (a)	2,682	81	Columbia Banking System Inc	13,602	557
Weyco Group Inc	1,093	38	Community Bank System Inc	6,916	438
Wolverine World Wide Inc	97,975	3,466	Community Financial Corp/The	846	29
		$11,090	Community Trust Bancorp Inc	27,706	1,353
			ConnectOne Bancorp Inc	10,258	254
Automobile Manufacturers - 0.83%
Blue Bird Corp (a)	67,251	1,516	County Bancorp Inc	963	25
			Customers Bancorp Inc (a)	46,445	1,183
Navistar International Corp (a)	36,697	1,580
			CVB Financial Corp	41,366	989
REV Group Inc	313,618	5,385	Eagle Bancorp Inc (a)	12,589	681
Wabash National Corp	75,409	1,494	Enterprise Bancorp Inc/MA	1,424	54
		$9,975	Enterprise Financial Services Corp	123,462	6,945
Automobile Parts & Equipment - 2.23%			Equity Bancshares Inc (a)	1,362	55
Altra Industrial Motion Corp	2,641	116	Evans Bancorp Inc	803	38
American Axle & Manufacturing Holdings Inc	17,620	295	Farmers & Merchants Bancorp Inc/Archbold	206	10
(a)
Commercial Vehicle Group Inc (a)	229,521	1,609	OH
			Farmers Capital Bank Corp	1,158	65
Cooper Tire & Rubber Co	72,089	2,058	Farmers National Banc Corp	3,930	63
Cooper-Standard Holdings Inc (a)	62,598	8,439
			FB Financial Corp	1,064	45
Dana Inc	46,155	985	FCB Financial Holdings Inc (a)	8,503	433
Gentherm Inc (a)	26,562	1,204
Horizon Global Corp (a)	287,800	2,000	Fidelity Southern Corp	69,008	1,651
Meritor Inc (a)	91,915	1,893	Financial Institutions Inc	58,301	1,848
			First Bancorp Inc/ME	1,637	50
Miller Industries Inc/TN	1,672	44	First BanCorp/Puerto Rico (a)	300,159	2,468
Modine Manufacturing Co (a)	26,996	471
Motorcar Parts of America Inc (a)	63,709	1,376	First Bancorp/Southern Pines NC	5,290	219
			First Bancshares Inc/The	1,926	74
Standard Motor Products Inc	16,174	788	First Bank/Hamilton NJ	2,718	38
Superior Industries International Inc	78,470	1,439	First Busey Corp	19,089	606
Tenneco Inc	40,091	1,848	First Business Financial Services Inc	17,459	414
Titan International Inc	37,484	397	First Commonwealth Financial Corp	10,810	182
Tower International Inc	55,412	1,790	First Community Bancshares Inc/VA	2,469	80
		$26,752	First Connecticut Bancorp Inc/Farmington CT	2,699	84
Banks - 12.55%			First Financial Bancorp	368,485	11,184
1st Source Corp	10,539	596	First Financial Corp/IN	18,073	930
Access National Corp	31,159	866	First Guaranty Bancshares Inc	883	23
ACNB Corp	1,175	40	First Hawaiian Inc	59,107	1,670

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
First Internet Bancorp	39,587	$1,259		Peoples Financial Services Corp	1,054	$49
First Interstate BancSystem Inc	6,169	267		Preferred Bank/Los Angeles CA	1,430	89
First Merchants Corp	235,401	11,111		Premier Financial Bancorp Inc	2,036	39
First Mid-Illinois Bancshares Inc	12,475	502		Prosperity Bancshares Inc	53,583	3,759
First Midwest Bancorp Inc/IL	15,705	419		Provident Bancorp Inc (a)	770	21
First Northwest Bancorp (a)	1,649	27		QCR Holdings Inc	1,958	85
First of Long Island Corp/The	3,584	78		RBB Bancorp	27,959	843
Franklin Financial Network Inc (a)	48,109	1,883		Reliant Bancorp Inc	1,371	38
Fulton Financial Corp	26,379	458		Renasant Corp	10,850	485
German American Bancorp Inc	5,517	202		Republic Bancorp Inc/KY	10,815	518
Glacier Bancorp Inc	12,891	550		S&T Bancorp Inc	19,821	887
Great Southern Bancorp Inc	1,655	98		Sandy Spring Bancorp Inc	25,453	995
Great Western Bancorp Inc	28,226	1,181		Seacoast Banking Corp of Florida (a)	14,277	418
Green Bancorp Inc	2,823	69		Shore Bancshares Inc	2,161	42
Guaranty Bancorp	814	24		Sierra Bancorp	5,453	161
Guaranty Bancshares Inc/TX	1,258	39		Simmons First National Corp	9,818	293
Hancock Whitney Corp	14,635	735		SmartFinancial Inc (a)	1,836	47
Hanmi Financial Corp	66,819	1,674		South State Corp	5,164	432
HarborOne Bancorp Inc (a)	1,201	22		Southern First Bancshares Inc (a)	1,049	46
Heartland Financial USA Inc	4,949	291		Southern National Bancorp of Virginia Inc	73,091	1,282
Heritage Commerce Corp	1,038	16		Southside Bancshares Inc	3,604	124
Heritage Financial Corp/WA	5,834	204		State Bank Financial Corp	20,178	635
Home BancShares Inc/AR	21,447	498		Sterling Bancorp Inc/MI	63,633	816
Hope Bancorp Inc	106,310	1,783		Stock Yards Bancorp Inc	1,847	70
Horizon Bancorp Inc/IN	5,420	114		Summit Financial Group Inc	1,736	44
Howard Bancorp Inc (a)	23,170	373		Texas Capital Bancshares Inc (a)	250	23
IBERIABANK Corp	6,089	506		Tompkins Financial Corp	2,430	208
Independent Bank Corp/MI	11,997	294		Towne Bank/Portsmouth VA	14,842	479
Independent Bank Corp/Rockland MA	2,651	234		TriCo Bancshares	26,248	1,020
Independent Bank Group Inc	2,789	187		TriState Capital Holdings Inc (a)	8,886	262
International Bancshares Corp	37,849	1,683		TrustCo Bank Corp NY	161,975	1,474
Investar Holding Corp	920	25		Trustmark Corp	62,278	2,191
Kearny Financial Corp/MD	7,119	102		UMB Financial Corp	6,902	496
Lakeland Bancorp Inc	8,410	163		Umpqua Holdings Corp	5,090	108
Lakeland Financial Corp	122,718	5,950		Union Bankshares Corp	235,879	9,556
LCNB Corp	1,645	31		Union Bankshares Inc/Morrisville VT	117	6
LegacyTexas Financial Group Inc	15,470	678		United Bankshares Inc/WV	10,984	406
Live Oak Bancshares Inc	29,884	850		United Community Banks Inc/GA	325,710	9,782
Luther Burbank Corp	35,330	385		United Security Bancshares/Fresno CA	2,578	28
Macatawa Bank Corp	3,879	48		Unity Bancorp Inc	1,310	32
MB Financial Inc	8,281	401		Univest Corp of Pennsylvania	5,554	152
MBT Financial Corp	3,069	35		Valley National Bancorp	48,533	565
Mercantile Bank Corp	3,121	111		Veritex Holdings Inc (a)	2,354	73
Merchants Bancorp/IN	62,028	1,520		Walker & Dunlop Inc	4,210	249
Metropolitan Bank Holding Corp (a)	1,020	50		Washington Trust Bancorp Inc	7,962	465
Middlefield Banc Corp	561	28		WesBanco Inc	4,829	236
Midland States Bancorp Inc	51,613	1,739		West Bancorporation Inc	18,516	459
MidSouth Bancorp Inc	32,869	465		Westamerica Bancorporation	9,927	596
MidWestOne Financial Group Inc	14,442	464		Wintrust Financial Corp	7,080	621
National Bank Holdings Corp	7,533	298				$150,515
National Bankshares Inc	10,108	478		Beverages - 0.00%
National Commerce Corp (a)	1,302	57		MGP Ingredients Inc	174	14
NBT Bancorp Inc	13,199	531
Nicolet Bankshares Inc (a)	1,286	71		Biotechnology - 0.38%
Northeast Bancorp	1,002	21		Abeona Therapeutics Inc (a)	405	6
Northrim BanCorp Inc	24,275	979		Acceleron Pharma Inc (a)	2,440	106
Norwood Financial Corp	978	37		Achillion Pharmaceuticals Inc (a)	19,407	50
OFG Bancorp	65,032	1,083		Acorda Therapeutics Inc (a)	10,556	263
Ohio Valley Banc Corp	720	35		Adverum Biotechnologies Inc (a)	6,989	33
Old Line Bancshares Inc	2,112	72		Albireo Pharma Inc (a)	977	31
Old National Bancorp/IN	47,656	927		Alder Biopharmaceuticals Inc (a)	1,543	29
Old Second Bancorp Inc	4,518	70		AMAG Pharmaceuticals Inc (a)	4,775	105
Opus Bank	2,975	84		Aratana Therapeutics Inc (a)	3,603	16
Origin Bancorp Inc	1,152	47		Arbutus Biopharma Corp (a)	3,589	40
Orrstown Financial Services Inc	17,458	459		Arcus Biosciences Inc (a)	219	3
Pacific Mercantile Bancorp (a)	2,717	27		Ardelyx Inc (a)	4,648	19
Park National Corp	1,455	159		Arena Pharmaceuticals Inc (a)	1,366	53
Parke Bancorp Inc	1,196	28		ArQule Inc (a)	1,123	6
PCSB Financial Corp	44,209	870		Athersys Inc (a)	779	2
Peapack Gladstone Financial Corp	28,401	934		Audentes Therapeutics Inc (a)	1,627	61
Penns Woods Bancorp Inc	765	35		AVEO Pharmaceuticals Inc (a)	5,823	12
Peoples Bancorp Inc/OH	2,621	95		Bellicum Pharmaceuticals Inc (a)	1,739	11
Peoples Bancorp of North Carolina Inc	896	28		BioCryst Pharmaceuticals Inc (a)	2,147	13
				BioTime Inc (a)	9,107	24

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Biotechnology (continued)			Chemicals (continued)
Bluebird Bio Inc (a)	3,257	$504	Oil-Dri Corp of America	801	$34
Calithera Biosciences Inc (a)	4,321	19	PolyOne Corp	1,375	62
Cambrex Corp (a)	3,622	226	PQ Group Holdings Inc (a)	5,309	96
Cara Therapeutics Inc (a)	506	9	Rayonier Advanced Materials Inc	56,098	1,012
CASI Pharmaceuticals Inc (a)	659	5	Sensient Technologies Corp	4,384	304
Cellular Biomedicine Group Inc (a)	425	10	Stepan Co	21,093	1,847
Corvus Pharmaceuticals Inc (a)	183	2	Tronox Ltd	12,357	228
Cymabay Therapeutics Inc (a)	2,048	23	Valhi Inc	4,639	25
Dynavax Technologies Corp (a)	9,223	125	Venator Materials PLC (a)	334,975	4,897
Emergent BioSolutions Inc (a)	21,284	1,157			$16,599
Endocyte Inc (a)	916	14	Coal - 0.25%
Epizyme Inc (a)	1,852	24	Advanced Emissions Solutions Inc	761	9
Five Prime Therapeutics Inc (a)	11,037	165	Arch Coal Inc	5,281	447
Immunomedics Inc (a)	1,706	41	Cloud Peak Energy Inc (a)	11,924	31
Insmed Inc (a)	9,200	229	CONSOL Energy Inc (a)	4,730	197
Karyopharm Therapeutics Inc (a)	6,195	110	Hallador Energy Co	7,721	54
MacroGenics Inc (a)	5,020	104	NACCO Industries Inc	2,883	95
Medicines Co/The (a)	546	22	Peabody Energy Corp	12,240	520
Menlo Therapeutics Inc (a)	1,037	8	Ramaco Resources Inc (a)	289	2
Molecular Templates Inc (a)	1,257	6	SunCoke Energy Inc (a)	11,877	135
Myriad Genetics Inc (a)	9,527	417	SunCoke Energy Partners LP	83,578	1,350
NantKwest Inc (a)	4,252	15	Warrior Met Coal Inc	6,473	167
NewLink Genetics Corp (a)	3,825	14			$3,007
Novavax Inc (a)	33,401	42	Commercial Services - 4.73%
Nymox Pharmaceutical Corp (a)	2,782	9	Aaron's Inc	112,811	4,886
Ovid therapeutics Inc (a)	469	5	ABM Industries Inc	88,318	2,755
PDL BioPharma Inc (a)	20,658	52	Acacia Research Corp (a)	8,139	31
Prothena Corp PLC (a)	5,588	83	Adtalem Global Education Inc (a)	49,368	2,693
Retrophin Inc (a)	3,450	95	American Public Education Inc (a)	10,688	471
Rigel Pharmaceuticals Inc (a)	19,531	55	AMN Healthcare Services Inc (a)	46,638	2,822
RTI Surgical Inc (a)	7,109	33	Barrett Business Services Inc	5,072	466
Sangamo Therapeutics Inc (a)	2,290	31	Booz Allen Hamilton Holding Corp	168,125	7,947
Spectrum Pharmaceuticals Inc (a)	1,103	23	Brink's Co/The	132,625	10,590
Syndax Pharmaceuticals Inc (a)	1,240	8	CAI International Inc (a)	17,193	395
Synlogic Inc (a)	2,141	20	Cambium Learning Group Inc (a)	2,018	24
Tocagen Inc (a)	154	1	Capella Education Co	17,707	1,842
XOMA Corp (a)	414	10	Cardtronics PLC (a)	3,993	101
		$4,599	Career Education Corp (a)	14,895	274
Building Materials - 2.08%			Carriage Services Inc	1,486	37
American Woodmark Corp (a)	52,300	4,364	CBIZ Inc (a)	27,647	608
Apogee Enterprises Inc	29,382	1,492	CRA International Inc	6,824	369
Armstrong Flooring Inc (a)	124,183	1,623	Cross Country Healthcare Inc (a)	5,147	60
Boise Cascade Co	2,177	94	Deluxe Corp	12,489	736
Builders FirstSource Inc (a)	21,407	384	Emerald Expositions Events Inc	13,740	265
Caesarstone Ltd	111,192	1,751	Ennis Inc	108,406	2,358
Cree Inc (a)	12,264	578	EVERTEC Inc	6,862	160
Gibraltar Industries Inc (a)	14,003	609	FTI Consulting Inc (a)	21,106	1,666
Griffon Corp	4,219	76	Graham Holdings Co	704	394
Louisiana-Pacific Corp	43,041	1,158	Great Lakes Dredge & Dock Corp (a)	8,323	45
Masonite International Corp (a)	115,882	7,910	Hackett Group Inc/The	545	10
NCI Building Systems Inc (a)	19,062	304	Heidrick & Struggles International Inc	12,460	510
Quanex Building Products Corp	5,098	90	Hertz Global Holdings Inc (a)	6,028	92
Simpson Manufacturing Co Inc	3,715	271	Hill International Inc (a)	1,037	6
Summit Materials Inc (a)	122,193	3,067	HMS Holdings Corp (a)	9,038	216
Universal Forest Products Inc	32,504	1,197	Huron Consulting Group Inc (a)	2,401	105
		$24,968	ICF International Inc	5,088	375
Chemicals - 1.38%			Information Services Group Inc (a)	2,407	10
AdvanSix Inc (a)	8,765	354	K12 Inc (a)	29,434	482
AgroFresh Solutions Inc (a)	4,720	34	Kelly Services Inc	61,412	1,491
American Vanguard Corp	62,381	1,354	Kforce Inc	23,693	896
CSW Industrials Inc (a)	5,200	282	Korn/Ferry International	34,206	2,257
GCP Applied Technologies Inc (a)	13,292	387	Laureate Education Inc (a)	9,219	137
Hawkins Inc	34,601	1,291	LSC Communications Inc	137,642	2,067
HB Fuller Co	1,415	80	Matthews International Corp	3,384	178
Innophos Holdings Inc	8,265	374	MoneyGram International Inc (a)	3,867	25
Innospec Inc	25,097	2,031	National Research Corp	198	8
Intrepid Potash Inc (a)	22,856	98	Navigant Consulting Inc (a)	44,522	969
KMG Chemicals Inc	651	47	Quad/Graphics Inc	30,823	633
Koppers Holdings Inc (a)	10,984	413	Rent-A-Center Inc/TX (a)	6,615	98
Kraton Corp (a)	1,069	51	Resources Connection Inc	49,999	795
Landec Corp (a)	3,922	55	RR Donnelley & Sons Co	10,185	60
Minerals Technologies Inc	16,447	1,243	SEACOR Marine Holdings Inc (a)	2,451	62
			SP Plus Corp (a)	3,102	121

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Diversified Financial Services (continued)
Strayer Education Inc	5,151	$607	Cowen Inc (a)	2,261	$36
Textainer Group Holdings Ltd (a)	4,016	64	Ellington Financial LLC	106,440	1,754
Travelport Worldwide Ltd	16,479	311	Encore Capital Group Inc (a)	8,521	307
TrueBlue Inc (a)	10,475	283	Federal Agricultural Mortgage Corp	1,291	122
Vectrus Inc (a)	56,894	1,787	Federated Investors Inc	76,968	1,863
Viad Corp	918	53	GAIN Capital Holdings Inc	4,675	32
Weight Watchers International Inc (a)	667	60	GAMCO Investors Inc	17,881	438
		$56,763	Granite Point Mortgage Trust Inc	9,891	188
Computers - 3.07%			Greenhill & Co Inc	60,578	1,981
3D Systems Corp (a)	11,253	137	Hannon Armstrong Sustainable Infrastructure	5,522	108
Agilysys Inc (a)	1,339	22	Capital Inc
CACI International Inc (a)	48,448	8,488	Hilltop Holdings Inc	85,346	1,775
ConvergeOne Holdings Inc	708	7	HomeStreet Inc (a)	69,282	2,051
Convergys Corp	14,352	353	INTL. FCStone Inc (a)	2,258	121
Cray Inc (a)	13,806	345	Investment Technology Group Inc	12,615	279
CyberArk Software Ltd (a)	104,475	6,343	Ladder Capital Corp	15,735	252
Diebold Nixdorf Inc	8,275	94	Ladenburg Thalmann Financial Services Inc	3,145	11
Digimarc Corp (a)	92	3	Legg Mason Inc	51,078	1,743
Electronics For Imaging Inc (a)	4,831	165	LendingClub Corp (a)	34,300	141
Engility Holdings Inc (a)	2,735	95	LPL Financial Holdings Inc	135,850	9,006
ForeScout Technologies Inc (a)	1,380	47	Marlin Business Services Corp	1,046	32
Insight Enterprises Inc (a)	29,411	1,478	Navient Corp	122,177	1,614
Luxoft Holding Inc (a)	84,876	3,225	Nelnet Inc	3,489	205
Mercury Systems Inc (a)	5,197	217	NewStar Financial Inc (a),(b)	52,106	26
MTS Systems Corp	3,388	185	Och-Ziff Capital Management Group LLC	382,989	800
NetScout Systems Inc (a)	14,962	401	Ocwen Financial Corp (a)	16,951	67
OneSpan Inc (a)	7,680	125	On Deck Capital Inc (a)	7,139	49
Perspecta Inc	209,060	4,537	Oppenheimer Holdings Inc	60,101	1,776
Presidio Inc (a)	311,451	4,348	PennyMac Financial Services Inc (a)	3,045	58
Stratasys Ltd (a)	5,496	107	PHH Corp (a)	4,690	51
Super Micro Computer Inc (a)	76,683	1,695	Piper Jaffray Cos	4,049	313
Sykes Enterprises Inc (a)	61,045	1,810	PJT Partners Inc	1,053	63
Syntel Inc (a)	53,311	2,163	PRA Group Inc (a)	4,838	190
Unisys Corp (a)	2,479	32	Pzena Investment Management Inc	9,946	97
VeriFone Systems Inc (a)	7,976	182	Regional Management Corp (a)	2,898	96
Virtusa Corp (a)	3,110	164	Stifel Financial Corp	17,464	963
		$36,768	TPG RE Finance Trust Inc	4,670	96
Consumer Products - 0.28%			Virtus Investment Partners Inc	1,128	150
ACCO Brands Corp	80,484	1,030	Waddell & Reed Financial Inc	100,781	2,087
Central Garden & Pet Co (a)	475	20	World Acceptance Corp (a)	918	92
Central Garden & Pet Co - A Shares (a)	10,841	435			$35,402
CSS Industries Inc	51,394	820	Electric - 1.83%
Helen of Troy Ltd (a)	9,444	1,082	ALLETE Inc	26,592	2,061
		$3,387	Ameresco Inc (a)	3,138	42
Cosmetics & Personal Care - 0.03%			Atlantic Power Corp (a)	18,039	40
Edgewell Personal Care Co (a)	5,854	315	Avista Corp	42,464	2,148
Inter Parfums Inc	946	57	Black Hills Corp	38,244	2,293
		$372	El Paso Electric Co	19,427	1,210
Distribution & Wholesale - 1.46%			IDACORP Inc	9,405	886
Anixter International Inc (a)	29,046	2,117	MGE Energy Inc	11,118	711
Core-Mark Holding Co Inc	4,545	110	NorthWestern Corp	48,498	2,878
Essendant Inc	5,617	93	NRG Yield Inc - A Shares	5,493	101
Fossil Group Inc (a)	3,837	101	NRG Yield Inc - C Shares	14,281	266
G-III Apparel Group Ltd (a)	7,916	362	Ormat Technologies Inc	7,317	397
H&E Equipment Services Inc	1,703	63	Otter Tail Corp	9,181	445
KAR Auction Services Inc	137,600	8,180	PNM Resources Inc	61,261	2,410
Nexeo Solutions Inc (a)	59,132	537	Portland General Electric Co	71,054	3,224
ScanSource Inc (a)	35,834	1,478	Spark Energy Inc	186,654	1,596
Systemax Inc	635	28	Unitil Corp	23,798	1,212
Titan Machinery Inc (a)	16,959	257			$21,920
Triton International Ltd/Bermuda	11,925	419	Electrical Components & Equipment - 0.75%
Veritiv Corp (a)	62,964	2,412	Belden Inc	13,655	884
WESCO International Inc (a)	21,764	1,328	Encore Wire Corp	30,935	1,508
		$17,485	EnerSys	11,018	904
			Generac Holdings Inc (a)	8,178	440
Diversified Financial Services - 2.95%
Aircastle Ltd	8,042	167	Graham Corp	38,218	1,018
AllianceBernstein Holding LP	57,252	1,729	Insteel Industries Inc	26,615	1,095
Altisource Portfolio Solutions SA (a)	1,590	53	Littelfuse Inc	13,933	3,021
Arlington Asset Investment Corp	4,231	45	Powell Industries Inc	1,315	48
Associated Capital Group Inc	412	15	SPX Corp (a)	2,056	76
Blucora Inc (a)	9,644	335	Vicor Corp (a)	278	16
BrightSphere Investment Group PLC	142,111	2,025			$9,010

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Electronics - 1.83%			Environmental Control (continued)
Applied Optoelectronics Inc (a)	675	$26	Pure Cycle Corp (a)	1,340	$15
AVX Corp	134,164	2,787	Tetra Tech Inc	1,069	65
Bel Fuse Inc	1,492	34			$2,634
Benchmark Electronics Inc	63,097	1,527	Food - 0.97%
Brady Corp	18,878	722	B&G Foods Inc	48,165	1,512
Control4 Corp (a)	24,208	616	Cal-Maine Foods Inc (a)	12,598	567
Electro Scientific Industries Inc (a)	19,581	353	Darling Ingredients Inc (a)	26,764	538
FARO Technologies Inc (a)	103	7	Dean Foods Co	101,010	992
Fitbit Inc (a)	17,500	104	Fresh Del Monte Produce Inc	14,689	533
KEMET Corp (a)	17,794	462	Hostess Brands Inc (a)	16,618	233
Kimball Electronics Inc (a)	3,833	78	Ingles Markets Inc	2,136	64
Knowles Corp (a)	9,482	165	John B Sanfilippo & Son Inc	1,370	105
Methode Electronics Inc	33,963	1,333	Lancaster Colony Corp	561	81
NVE Corp	2,881	308	Performance Food Group Co (a)	53,300	1,911
OSI Systems Inc (a)	1,145	91	Sanderson Farms Inc	16,518	1,665
Park Electrochemical Corp	17,542	388	Seneca Foods Corp - Class A (a)	7,061	191
Plexus Corp (a)	38,726	2,300	Simply Good Foods Co/The (a)	6,542	109
Sanmina Corp (a)	70,846	2,062	Smart & Final Stores Inc (a)	3,998	24
Sparton Corp (a)	4,379	65	SpartanNash Co	13,282	319
Stoneridge Inc (a)	15,935	542	SUPERVALU Inc (a)	5,428	175
SYNNEX Corp	7,301	705	Tootsie Roll Industries Inc	2,053	61
Tech Data Corp (a)	27,630	2,305	United Natural Foods Inc (a)	52,421	1,687
TTM Technologies Inc (a)	102,109	1,772	Village Super Market Inc	30,024	809
Vishay Intertechnology Inc	91,219	2,281	Weis Markets Inc	1,432	73
Vishay Precision Group Inc (a)	492	20
					$11,649
Watts Water Technologies Inc	2,049	175	Forest Products & Paper - 0.31%
ZAGG Inc (a)	48,343	720	Clearwater Paper Corp (a)	72,442	1,637
		$21,948	Neenah Inc	6,190	543
Energy - Alternate Sources - 0.51%			PH Glatfelter Co	50,524	827
Clean Energy Fuels Corp (a)	20,465	58	Schweitzer-Mauduit International Inc	13,974	580
FutureFuel Corp	115,154	1,585	Verso Corp (a)	4,818	101
Green Plains Inc	5,754	96			$3,688
Pattern Energy Group Inc	26,346	489	Gas - 1.99%
Renewable Energy Group Inc (a)	104,150	1,775
REX American Resources Corp (a)	24,103	1,856	Chesapeake Utilities Corp	1,528	128
Sunrun Inc (a)	10,307	146	New Jersey Resources Corp	12,914	597
			Northwest Natural Gas Co	24,761	1,613
TerraForm Power Inc	8,831	90	ONE Gas Inc	9,987	770
Vivint Solar Inc (a)	3,477	20
			RGC Resources Inc	1,188	34
		$6,115	South Jersey Industries Inc	50,080	1,699
Engineering & Construction - 0.76%			Southwest Gas Holdings Inc	112,175	8,772
Aegion Corp (a)	3,482	86	Spire Inc	142,885	10,231
Argan Inc	2,167	83			$23,844
Dycom Industries Inc (a)	12,934	1,153
			Hand & Machine Tools - 0.58%
EMCOR Group Inc	4,687	361	Franklin Electric Co Inc	123,289	6,096
Exponent Inc	5,940	290	Kennametal Inc	15,401	600
Granite Construction Inc	8,262	446	Milacron Holdings Corp (a)	10,255	214
IES Holdings Inc (a)	1,468	26
					$6,910
KBR Inc	113,203	2,262
Mistras Group Inc (a)	785	17	Healthcare - Products - 2.32%
			AngioDynamics Inc (a)	10,243	216
MYR Group Inc (a)	39,112	1,443
			Avanos Medical Inc (a)	16,150	892
Orion Group Holdings Inc (a)	2,912	27
			CareDx Inc (a)	256	3
Primoris Services Corp	17,959	485	Cerus Corp (a)	11,175	83
Sterling Construction Co Inc (a)	36,861	495
Tutor Perini Corp (a)	99,456	1,840	CONMED Corp	5,631	417
			CryoLife Inc (a)	2,327	69
VSE Corp	1,277	55	FONAR Corp (a)	1,399	36
		$9,069	Foundation Medicine Inc (a)	185	25
Entertainment - 0.67%			Haemonetics Corp (a)	6,450	630
AMC Entertainment Holdings Inc	5,639	92	Integer Holdings Corp (a)	4,921	351
Eldorado Resorts Inc (a)	152,366	6,529	Integra LifeSciences Holdings Corp (a)	46,375	2,891
Eros International PLC (a)	2,625	35
			Invacare Corp	102,089	1,822
International Speedway Corp	14,388	623	Lantheus Holdings Inc (a)	192,846	2,787
Marriott Vacations Worldwide Corp	255	31	LivaNova PLC (a)	94,235	10,378
National CineMedia Inc	25,750	213	Luminex Corp	15,060	509
Penn National Gaming Inc (a)	11,574	371
			Meridian Bioscience Inc	95,623	1,511
RCI Hospitality Holdings Inc	580	19	Merit Medical Systems Inc (a)	380	21
Reading International Inc (a)	2,613	41	NanoString Technologies Inc (a)	2,463	29
Speedway Motorsports Inc	3,026	53	NuVasive Inc (a)	58,875	3,418
		$8,007	OPKO Health Inc (a)	44,735	251
Environmental Control - 0.22%			OraSure Technologies Inc (a)	7,495	126
Advanced Disposal Services Inc (a)	457	11	Orthofix International NV (a)	3,800	230
Casella Waste Systems Inc (a)	89,031	2,454	Patterson Cos Inc	12,296	302
CECO Environmental Corp	5,147	35	Rockwell Medical Inc (a)	1,068	4
Heritage-Crystal Clean Inc (a)	2,244	54	Utah Medical Products Inc	108	11

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Varex Imaging Corp (a)	22,295	$853	Global Indemnity Ltd	22,202	$905
		$27,865	Greenlight Capital Re Ltd (a)	18,966	277
Healthcare - Services - 0.80%			Hallmark Financial Services Inc (a)	11,784	124
AAC Holdings Inc (a)	1,067	11	HCI Group Inc	2,091	90
Addus HomeCare Corp (a)	6,080	402	Heritage Insurance Holdings Inc	2,891	50
American Renal Associates Holdings Inc (a)	268	4	Horace Mann Educators Corp	44,646	1,951
Brookdale Senior Living Inc (a)	20,284	195	Independence Holding Co	862	30
Civitas Solutions Inc (a)	805	13	Investors Title Co	190	36
Community Health Systems Inc (a)	48,419	162	James River Group Holdings Ltd	1,464	61
LHC Group Inc (a)	7,360	634	Kemper Corp	13,103	1,045
LifePoint Health Inc (a)	38,842	2,517	Kingstone Cos Inc	1,299	21
Magellan Health Inc (a)	23,976	1,744	Maiden Holdings Ltd	9,816	85
National HealthCare Corp	25,542	1,841	MBIA Inc (a)	143,335	1,470
R1 RCM Inc (a)	3,650	29	MGIC Investment Corp (a)	788,798	9,844
Surgery Partners Inc (a)	2,467	37	National General Holdings Corp	5,515	152
Syneos Health Inc (a)	5,577	275	National Western Life Group Inc	7,353	2,382
Tivity Health Inc (a)	49,059	1,653	Navigators Group Inc/The	33,509	2,022
Triple-S Management Corp (a)	3,594	128	NI Holdings Inc (a)	1,710	29
		$9,645	NMI Holdings Inc (a)	25,188	526
Holding Companies - Diversified - 0.00%			ProAssurance Corp	70,217	2,901
Spectrum Brands Holdings Inc	99	9	Radian Group Inc	114,615	2,195
			RLI Corp	2,198	164
Home Builders - 1.00%			Safety Insurance Group Inc	2,572	236
AV Homes Inc (a)	1,415	31	Selective Insurance Group Inc	10,307	617
Beazer Homes USA Inc (a)	10,350	132	State Auto Financial Corp	2,413	78
Century Communities Inc (a)	57,993	1,769	Stewart Information Services Corp	32,966	1,498
Green Brick Partners Inc (a)	38,365	372	Third Point Reinsurance Ltd (a)	155,067	1,953
KB Home	16,442	390	Tiptree Inc	4,480	30
LGI Homes Inc (a)	13,949	721	United Fire Group Inc	12,346	745
M/I Homes Inc (a)	48,395	1,251	United Insurance Holdings Corp	1,048	22
MDC Holdings Inc	7,505	218	White Mountains Insurance Group Ltd	923	843
Meritage Homes Corp (a)	42,399	1,830	WMIH Corp (a)	83,371	113
New Home Co Inc/The (a)	2,082	19			$65,751
Taylor Morrison Home Corp (a)	93,498	1,826	Internet - 0.46%
TRI Pointe Group Inc (a)	132,033	1,871	1-800-Flowers.com Inc (a)	3,282	48
William Lyon Homes (a)	72,551	1,584	Cars.com Inc (a)	36,042	1,022
		$12,014	ChannelAdvisor Corp (a)	1,638	23
Home Furnishings - 0.42%			ePlus Inc (a)	8,862	874
Daktronics Inc	153,957	1,323	Lands' End Inc (a)	1,690	41
Ethan Allen Interiors Inc	38,328	862	Leaf Group Ltd (a)	3,572	42
Flexsteel Industries Inc	21,770	780	Liberty Expedia Holdings Inc (a)	5,514	266
Hooker Furniture Corp	27,472	1,238	Liquidity Services Inc (a)	4,030	28
iRobot Corp (a)	5,418	429	Meet Group Inc/The (a)	10,451	42
Tempur Sealy International Inc (a)	8,087	395	New Media Investment Group Inc	38,187	687
		$5,027	NIC Inc	80,135	1,314
			Perficient Inc (a)	4,672	123
Housewares - 0.18%			QuinStreet Inc (a)	31,980	424
Lifetime Brands Inc	1,860	23	TechTarget Inc (a)	620	18
Tupperware Brands Corp	57,448	2,108	Web.com Group Inc (a)	372	9
		$2,131	XO Group Inc (a)	18,620	525
Insurance - 5.48%
Ambac Financial Group Inc (a)	44,830	915			$5,486
American Equity Investment Life Holding Co	37,369	1,336	Investment Companies - 0.49%
AMERISAFE Inc	2,075	130	B. Riley Financial Inc	2,950	65
			Columbia Financial Inc (a)	5,390	90
AmTrust Financial Services Inc	10,318	149
Argo Group International Holdings Ltd	32,984	2,063	TCP Capital Corp	383,925	5,701
Aspen Insurance Holdings Ltd	41,930	1,696			$5,856
Baldwin & Lyons Inc	10,615	248	Iron & Steel - 0.75%
Brown & Brown Inc	375,925	11,000	AK Steel Holding Corp (a)	34,180	158
Citizens Inc/TX (a)	7,186	57	Allegheny Technologies Inc (a)	13,623	379
CNO Financial Group Inc	143,879	2,928	Carpenter Technology Corp	7,056	386
Crawford & Co	2,384	20	Cleveland-Cliffs Inc (a)	109,746	1,185
Donegal Group Inc	3,683	54	Commercial Metals Co	12,638	282
eHealth Inc (a)	3,710	88	Reliance Steel & Aluminum Co	66,550	6,003
EMC Insurance Group Inc	17,256	462	Schnitzer Steel Industries Inc	17,186	566
Employers Holdings Inc	37,785	1,755	Shiloh Industries Inc (a)	4,832	40
Enstar Group Ltd (a)	9,175	1,983			$8,999
Essent Group Ltd (a)	15,961	613	Leisure Products & Services - 0.25%
FBL Financial Group Inc	10,494	858	Acushnet Holdings Corp	5,054	122
FedNat Holding Co	15,536	362	Callaway Golf Co	22,819	439
FGL Holdings (a)	207,537	1,872	Clarus Corp	3,428	31
First American Financial Corp	63,750	3,570	Escalade Inc	1,923	26
Genworth Financial Inc (a)	238,588	1,097	Johnson Outdoors Inc	1,295	105
			Nautilus Inc (a)	120,030	1,710

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services (continued)			Metal Fabrication & Hardware (continued)
St Joe Co/The (a)	23,395	$413	TimkenSteel Corp (a)	5,818	$81
Vista Outdoor Inc (a)	6,195	101	TriMas Corp (a)	11,186	331
		$2,947	Valmont Industries Inc	2,755	385
Lodging - 0.29%			Worthington Industries Inc	1,122	52
BBX Capital Corp	9,982	87			$6,169
Belmond Ltd (a)	12,648	142	Mining - 0.30%
Bluegreen Vacations Corp	34,938	898	Century Aluminum Co (a)	8,397	107
Boyd Gaming Corp	2,018	75	Coeur Mining Inc (a)	17,047	119
Century Casinos Inc (a)	7,289	59	Compass Minerals International Inc	18,986	1,289
Hilton Grand Vacations Inc (a)	24,113	834	Gold Resource Corp	1,868	12
ILG Inc	4,801	165	Hecla Mining Co	43,135	138
Marcus Corp/The	29,127	1,123	Kaiser Aluminum Corp	7,163	800
Monarch Casino & Resort Inc (a)	1,793	86	Luxfer Holdings PLC	23,298	431
Red Lion Hotels Corp (a)	2,702	34	Materion Corp	8,479	532
		$3,503	Tahoe Resources Inc (a)	17,860	81
Machinery - Construction & Mining - 0.12%			United States Lime & Minerals Inc	310	24
Astec Industries Inc	1,672	82	US Silica Holdings Inc	3,391	91
Hyster-Yale Materials Handling Inc	20,418	1,343			$3,624
		$1,425	Miscellaneous Manufacturers - 1.69%
Machinery - Diversified - 1.24%			Actuant Corp	3,372	96
Alamo Group Inc	4,589	427	Ambarella Inc (a)	2,100	82
Albany International Corp	66,200	4,379	American Outdoor Brands Corp (a)	7,633	72
Applied Industrial Technologies Inc	5,540	414	American Railcar Industries Inc	1,170	53
Briggs & Stratton Corp	28,192	498	AZZ Inc	1,953	106
Chart Industries Inc (a)	1,893	148	Barnes Group Inc	15,301	1,038
Columbus McKinnon Corp/NY	5,094	210	Core Molding Technologies Inc	28,548	384
DXP Enterprises Inc/TX (a)	675	28	EnPro Industries Inc	25,388	1,940
Gencor Industries Inc (a)	5,670	85	ESCO Technologies Inc	2,763	172
Gorman-Rupp Co/The	2,784	105	Fabrinet (a)	160,105	6,264
GrafTech International Ltd	242,100	5,132	Federal Signal Corp	1,832	43
Hurco Cos Inc	32,658	1,447	FreightCar America Inc	17,907	328
Ichor Holdings Ltd (a)	41,430	870	GP Strategies Corp (a)	44,742	846
Manitowoc Co Inc/The (a)	15,963	423	Harsco Corp (a)	12,870	326
Mueller Water Products Inc - Class A	14,434	179	Haynes International Inc	1,773	75
NN Inc	4,014	86	Hillenbrand Inc	99,475	4,994
SPX FLOW Inc (a)	9,224	438	Lydall Inc (a)	21,834	1,013
Twin Disc Inc (a)	1,392	36	NL Industries Inc (a)	1,847	16
		$14,905	Rogers Corp (a)	3,952	461
Media - 2.33%			Standex International Corp	643	67
Beasley Broadcast Group Inc	1,141	7	Sturm Ruger & Co Inc	20,899	1,133
Daily Journal Corp (a)	171	40	Tredegar Corp	7,922	206
Entercom Communications Corp	128,006	967	Trinseo SA	6,798	507
Entravision Communications Corp	274,580	1,331			$20,222
Gannett Co Inc	22,694	240	Office & Business Equipment - 0.26%
Gray Television Inc (a)	44,058	681	Pitney Bowes Inc	10,186	89
Hemisphere Media Group Inc (a)	1,439	17	Zebra Technologies Corp (a)	21,600	2,979
Houghton Mifflin Harcourt Co (a)	13,658	87			$3,068
Media General Inc - Rights (a),(b),(c)	15,053	1	Office Furnishings - 0.52%
Meredith Corp	37,400	1,988	CompX International Inc	644	8
MSG Networks Inc (a)	91,971	2,166	Herman Miller Inc	50,000	1,892
New York Times Co/The	17,504	434	Interface Inc	21,048	471
Nexstar Media Group Inc	117,235	8,728	Kimball International Inc	3,919	64
Saga Communications Inc	662	25	Knoll Inc	82,439	1,859
Scholastic Corp	21,783	910	Steelcase Inc	137,633	1,893
Sinclair Broadcast Group Inc	4,176	108			$6,187
TEGNA Inc	489,930	5,404	Oil & Gas - 3.84%
Value Line Inc	299	7	Abraxas Petroleum Corp (a)	4,749	12
WideOpenWest Inc (a)	436,726	4,751	Adams Resources & Energy Inc	470	19
		$27,892	Alta Mesa Resources Inc (a)	13,665	83
Metal Fabrication & Hardware - 0.51%			Approach Resources Inc (a)	7,296	17
CIRCOR International Inc	450	20	Bonanza Creek Energy Inc (a)	7,539	280
Eastern Co/The	2,101	62	California Resources Corp (a)	29,239	1,064
Global Brass & Copper Holdings Inc	58,371	1,923	Callon Petroleum Co (a)	491,297	5,286
Lawson Products Inc/DE (a)	1,025	28	Contango Oil & Gas Co (a)	179,603	1,008
LB Foster Co (a)	4,171	102	CVR Energy Inc	347	14
Mueller Industries Inc	27,365	906	CVR Refining LP	18,313	418
Northwest Pipe Co (a)	1,446	28	Delek US Holdings Inc	1,817	97
Olympic Steel Inc	6,304	140	Denbury Resources Inc (a)	244,052	1,101
Park-Ohio Holdings Corp	24,090	902	Diamond Offshore Drilling Inc (a)	54,628	1,049
Rexnord Corp (a)	20,001	605	Earthstone Energy Inc (a)	185,357	1,805
Sun Hydraulics Corp	3,420	178	Eclipse Resources Corp (a)	8,090	13
Timken Co/The	8,647	426	Energy XXI Gulf Coast Inc (a)	4,105	37
			Ensco PLC	64,718	481

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Oil & Gas (continued)				Oil & Gas Services (continued)
EP Energy Corp (a)	161,822	$348		Thermon Group Holdings Inc (a)	21,170	$530
EXCO Resources Inc (a)	1	—				$30,246
Exterran Corp (a)	16,097	446		Packaging & Containers - 2.45%
Gulfport Energy Corp (a)	197,346	2,272		Berry Global Group Inc (a)	176,750	8,634
Halcon Resources Corp (a)	19,263	75		Graphic Packaging Holding Co	659,350	9,580
HighPoint Resources Corp (a)	16,169	106		Greif Inc - Class A	8,562	466
Isramco Inc (a)	137	16		Greif Inc - Class B	824	48
Kosmos Energy Ltd (a)	613,122	4,647		Multi-Color Corp	132,378	8,783
Laredo Petroleum Inc (a)	11,764	110		Owens-Illinois Inc (a)	23,081	431
Matador Resources Co (a)	12,201	409		Silgan Holdings Inc	46,203	1,271
Midstates Petroleum Co Inc (a)	28,993	380		UFP Technologies Inc (a)	4,355	143
Murphy USA Inc (a)	21,349	1,691				$29,356
Noble Corp PLC (a)	26,768	156		Pharmaceuticals - 1.11%
Oasis Petroleum Inc (a)	306,745	3,749		Achaogen Inc (a)	506	4
Ocean Rig UDW Inc (a)	5,922	166		Adamas Pharmaceuticals Inc (a)	1,497	36
Panhandle Oil and Gas Inc	2,723	56		Akebia Therapeutics Inc (a)	16,737	173
Par Pacific Holdings Inc (a)	7,893	138		Akorn Inc (a)	13,303	246
PDC Energy Inc (a)	14,262	898		Amphastar Pharmaceuticals Inc (a)	3,200	56
QEP Resources Inc (a)	140,493	1,460		Anika Therapeutics Inc (a)	28,536	1,142
Quintana Energy Services Inc (a)	1,362	10		BioScrip Inc (a)	16,336	43
Range Resources Corp	100,932	1,557		Catalyst Biosciences Inc (a)	1,652	16
Resolute Energy Corp (a)	2,992	92		Chimerix Inc (a)	20,511	91
Ring Energy Inc (a)	7,969	98		Compass Diversified Holdings	95,106	1,655
Rowan Cos PLC (a)	68,975	998		Concert Pharmaceuticals Inc (a)	27,979	447
SandRidge Energy Inc (a)	22,296	364		Corium International Inc (a)	575	4
SilverBow Resources Inc (a)	1,276	39		Cytokinetics Inc (a)	557	4
SM Energy Co	67,559	1,859		Depomed Inc (a)	1,397	12
Southwestern Energy Co (a)	410,960	2,112		Dermira Inc (a)	16,010	156
SRC Energy Inc (a)	273,735	3,099		Diplomat Pharmacy Inc (a)	4,250	89
Star Group LP	43,002	413		Endo International PLC (a)	22,775	283
Talos Energy Inc (a)	4,269	158		Global Blood Therapeutics Inc (a)	1,680	70
Trecora Resources (a)	3,197	48		Immune Design Corp (a)	4,049	15
Ultra Petroleum Corp (a)	1,048,554	1,856		Intra-Cellular Therapies Inc (a)	19,446	391
Unit Corp (a)	134,189	3,341		Lannett Co Inc (a)	4,251	54
W&T Offshore Inc (a)	14,049	98		Mallinckrodt PLC (a)	9,610	225
WildHorse Resource Development Corp (a)	2,148	47		Melinta Therapeutics Inc (a)	2,918	16
		$46,096		Minerva Neurosciences Inc (a)	636	5
Oil & Gas Services - 2.52%				Miragen Therapeutics Inc (a)	595	4
Archrock Inc	45,477	620		Natural Grocers by Vitamin Cottage Inc (a)	1,607	21
Basic Energy Services Inc (a)	9,566	108		Natural Health Trends Corp	33,463	799
Bristow Group Inc (a)	4,705	66		Nature's Sunshine Products Inc (a)	1,645	13
C&J Energy Services Inc (a)	84,691	1,970		Neos Therapeutics Inc (a)	465	3
CARBO Ceramics Inc (a)	3,140	29		Owens & Minor Inc	35,267	665
Dril-Quip Inc (a)	39,967	2,060		Portola Pharmaceuticals Inc (a)	2,341	84
Era Group Inc (a)	8,298	118		PRA Health Sciences Inc (a)	55,500	5,835
Flotek Industries Inc (a)	14,670	46		Prestige Brands Holdings Inc (a)	7,943	284
Forum Energy Technologies Inc (a)	239,668	3,152		Proteostasis Therapeutics Inc (a)	613	2
Frank's International NV	226,920	1,913		Ra Pharmaceuticals Inc (a)	1,895	21
FTS International Inc (a)	20,913	251		Recro Pharma Inc (a)	29,820	155
Helix Energy Solutions Group Inc (a)	56,784	569		Revance Therapeutics Inc (a)	5,480	158
Independence Contract Drilling Inc (a)	4,435	18		Spero Therapeutics Inc (a)	875	10
Keane Group Inc (a)	1,000	14		Tetraphase Pharmaceuticals Inc (a)	7,409	21
Matrix Service Co (a)	69,857	1,394		Zogenix Inc (a)	949	54
McDermott International Inc (a)	79,340	1,429				$13,362
MRC Global Inc (a)	6,861	155		Pipelines - 0.33%
Natural Gas Services Group Inc (a)	2,025	45		CNX Midstream Partners LP	43,982	863
NCS Multistage Holdings Inc (a)	1,751	28		EQT Midstream Partners LP	30,906	1,582
Newpark Resources Inc (a)	327,615	3,619		PBF Logistics LP	59,384	1,262
Nine Energy Service Inc (a)	1,301	38		SemGroup Corp	8,584	216
NOW Inc (a)	11,706	175
						$3,923
Oceaneering International Inc	80,332	2,198		Private Equity - 0.13%
Oil States International Inc (a)	53,034	1,851		Kennedy-WilsonHoldings Inc	11,210	234
PHI Inc (a)	13,138	109		Safeguard Scientifics Inc (a)	7,390	84
Pioneer Energy Services Corp (a)	11,152	37		Victory Capital Holdings Inc (a)	118,579	1,228
ProPetro Holding Corp (a)	194,940	3,204
SEACOR Holdings Inc (a)	12,544	662				$1,546
Select Energy Services Inc (a)	5,378	82		Real Estate - 0.35%
Seventy Seven Energy Inc (a),(b),(c)	16,216	—		Alexander & Baldwin Inc	71,061	1,702
Smart Sand Inc (a)	335,071	1,944		Consolidated-Tomoka Land Co	516	34
				Forestar Group Inc (a)	1,774	40
Superior Energy Services Inc (a)	182,522	1,796
				FRP Holdings Inc (a)	975	63
TETRA Technologies Inc (a)	3,671	16
				Griffin Industrial Realty Inc	290	12
				HFF Inc	12,266	552
				Marcus & Millichap Inc (a)	11,016	443

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Real Estate (continued)			REITs (continued)
RE/MAX Holdings Inc	24,149	$1,227	MTGE Investment Corp	8,318	$167
Safety Income & Growth Inc	1,240	22	National Health Investors Inc	9,781	732
Stratus Properties Inc (a)	967	30	National Storage Affiliates Trust	199,950	5,765
Transcontinental Realty Investors Inc (a)	354	12	New Senior Investment Group Inc	11,099	79
		$4,137	New York Mortgage Trust Inc	16,434	102
REITs - 6.00%			NexPoint Residential Trust Inc	10,063	301
Acadia Realty Trust	8,741	237	NorthStar Realty Europe Corp	24,108	330
AG Mortgage Investment Trust Inc	4,360	85	One Liberty Properties Inc	2,437	66
Agree Realty Corp	3,275	174	Owens Realty Mortgage Inc	24,669	411
American Assets Trust Inc	7,807	300	Pebblebrook Hotel Trust	25,471	982
Anworth Mortgage Asset Corp	14,551	73	Pennsylvania Real Estate Investment Trust	5,152	55
Apollo Commercial Real Estate Finance Inc	19,852	379	PennyMac Mortgage Investment Trust	101,294	1,954
Arbor Realty Trust Inc	8,320	95	Physicians Realty Trust	19,822	312
Ares Commercial Real Estate Corp	124,607	1,759	Piedmont Office Realty Trust Inc	64,421	1,274
Armada Hoffler Properties Inc	4,756	72	PotlatchDeltic Corp	29,254	1,368
ARMOUR Residential REIT Inc	4,515	107	Preferred Apartment Communities Inc	15,653	265
Ashford Hospitality Trust Inc	25,531	202	PS Business Parks Inc	2,512	321
Blackstone Mortgage Trust Inc	15,541	515	QTS Realty Trust Inc	2,974	127
Braemar Hotels & Resorts Inc	45,857	524	Ramco-Gershenson Properties Trust	15,256	201
Brandywine Realty Trust	232,750	3,838	Redwood Trust Inc	12,950	218
BRT Apartments Corp	1,760	23	Retail Opportunity Investments Corp	12,056	228
Capstead Mortgage Corp	18,003	151	Rexford Industrial Realty Inc	12,842	393
CareTrust REIT Inc	14,599	247	RLJ Lodging Trust	26,394	596
CatchMark Timber Trust Inc	91,760	1,140	Sabra Health Care REIT Inc	50,764	1,097
CBL & Associates Properties Inc	18,376	100	Saul Centers Inc	265	14
Cedar Realty Trust Inc	13,063	62	Select Income REIT	13,113	273
Chatham Lodging Trust	27,373	589	Seritage Growth Properties	41,950	1,775
Cherry Hill Mortgage Investment Corp	14,196	261	Spirit MTA REIT (a)	6,233	62
Chesapeake Lodging Trust	19,309	618	STAG Industrial Inc	15,618	427
City Office REIT Inc	48,998	624	Summit Hotel Properties Inc	11,223	159
Colony Capital Inc	276,814	1,705	Sunstone Hotel Investors Inc	50,533	822
Colony Credit Real Estate Inc	97,447	2,072	Sutherland Asset Management Corp	2,927	49
Community Healthcare Trust Inc	2,595	78	Terreno Realty Corp	41,661	1,537
CoreCivic Inc	353,352	9,060	Tier REIT Inc	14,466	344
CorEnergy Infrastructure Trust Inc	1,911	73	Two Harbors Investment Corp	445,900	6,911
CorePoint Lodging Inc	7,941	201	Universal Health Realty Income Trust	129	9
Cousins Properties Inc	68,623	639	Urban Edge Properties	9,937	225
CYS Investments Inc	16,818	123	Urstadt Biddle Properties Inc	5,947	132
DiamondRock Hospitality Co	61,623	734	Washington Prime Group Inc	57,353	461
Drive Shack Inc (a)	1,312	8	Washington Real Estate Investment Trust	8,550	261
Dynex Capital Inc	42,904	286	Western Asset Mortgage Capital Corp	6,304	70
Easterly Government Properties Inc	3,794	72	Whitestone REIT	5,808	75
Education Realty Trust Inc	8,249	341	Xenia Hotels & Resorts Inc	22,851	558
Exantas Capital Corp	169,540	1,779			$71,989
First Industrial Realty Trust Inc	41,974	1,367	Retail - 4.60%
Four Corners Property Trust Inc	4,818	120	Abercrombie & Fitch Co	20,224	479
Franklin Street Properties Corp	25,213	222	American Eagle Outfitters Inc	15,984	402
Front Yard Residential Corp	622	6	America's Car-Mart Inc/TX (a)	668	43
GEO Group Inc/The	96,449	2,497	Asbury Automotive Group Inc (a)	18,773	1,320
Getty Realty Corp	18,490	530	Ascena Retail Group Inc (a)	26,075	96
Gladstone Commercial Corp	11,558	230	At Home Group Inc (a)	1,710	62
Global Medical REIT Inc	3,183	27	Barnes & Noble Education Inc (a)	25,847	145
Global Net Lease Inc	7,353	156	Barnes & Noble Inc	29,659	181
Government Properties Income Trust	13,633	205	Bassett Furniture Industries Inc	6,396	159
Gramercy Property Trust	17,401	477	Beacon Roofing Supply Inc (a)	11,614	488
Great Ajax Corp	34,152	456	Bed Bath & Beyond Inc	102,558	1,921
Healthcare Realty Trust Inc	18,185	541	Big 5 Sporting Goods Corp	3,740	24
Hersha Hospitality Trust	7,641	165	Big Lots Inc	43,248	1,878
Independence Realty Trust Inc	9,372	95	Biglari Holdings Inc (a)	16	16
Industrial Logistics Properties Trust	3,165	73	BMC Stock Holdings Inc (a)	10,264	226
InfraREIT Inc	18,441	386	Bojangles' Inc (a)	92,117	1,211
Invesco Mortgage Capital Inc	18,701	310	Brinker International Inc	10,709	505
Investors Real Estate Trust	17,930	98	Buckle Inc/The	4,615	111
iStar Inc	9,925	108	Caleres Inc	6,916	232
Jernigan Capital Inc	1,994	36	Cannae Holdings Inc (a)	20,193	369
Kite Realty Group Trust	64,070	1,080	Carrols Restaurant Group Inc (a)	65,424	949
KKR Real Estate Finance Trust Inc	2,434	50	Cato Corp/The	7,533	187
LaSalle Hotel Properties	17,103	593	Cheesecake Factory Inc/The	15,412	863
Lexington Realty Trust	23,381	206	Chico's FAS Inc	40,004	348
LTC Properties Inc	16,312	688	Chuy's Holdings Inc (a)	622	20
Mack-Cali Realty Corp	9,820	191	Citi Trends Inc	9,585	272
MedEquities Realty Trust Inc	9,464	106	Conn's Inc (a)	1,569	53
Monmouth Real Estate Investment Corp	6,931	116	Container Store Group Inc/The (a)	2,988	20
			Del Frisco's Restaurant Group Inc (a)	2,987	26

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Savings & Loans (continued)
Del Taco Restaurants Inc (a)	4,696	$61		Hingham Institution for Savings	130	$29
Denny's Corp (a)	13,038	190		Home Bancorp Inc	1,244	57
Dillard's Inc	2,052	165		HomeTrust Bancshares Inc (a)	17,142	499
Dine Brands Global Inc	1,061	75		Investors Bancorp Inc	217,456	2,722
DSW Inc	21,664	594		Malvern Bancorp Inc (a)	906	22
Duluth Holdings Inc (a)	42,903	988		Meridian Bancorp Inc	53,670	983
Dunkin' Brands Group Inc	91,000	6,336		Meta Financial Group Inc	3,830	343
El Pollo Loco Holdings Inc (a)	151,085	1,753		MutualFirst Financial Inc	1,454	56
Express Inc (a)	10,904	105		Northfield Bancorp Inc	119,569	1,992
EZCORP Inc (a)	43,578	498		Northwest Bancshares Inc	15,864	286
Fiesta Restaurant Group Inc (a)	877	25		OceanFirst Financial Corp	5,152	150
FirstCash Inc	41,116	3,338		Oconee Federal Financial Corp	163	4
Foundation Building Materials Inc (a)	1,753	25		Oritani Financial Corp	124,289	1,989
Francesca's Holdings Corp (a)	271,879	2,213		Pacific Premier Bancorp Inc (a)	218,422	8,082
Gaia Inc (a)	787	14		Provident Financial Services Inc	6,732	172
GameStop Corp	105,261	1,517		Prudential Bancorp Inc	1,373	26
Genesco Inc (a)	3,506	143		Riverview Bancorp Inc	3,779	34
GMS Inc (a)	1,172	31		SI Financial Group Inc	1,984	28
Group 1 Automotive Inc	28,119	1,968		Southern Missouri Bancorp Inc	11,732	465
Guess? Inc	16,173	367		Sterling Bancorp/DE	8,150	181
Haverty Furniture Cos Inc	23,072	457		Territorial Bancorp Inc	19,251	587
Hibbett Sports Inc (a)	38,185	876		Timberland Bancorp Inc/WA	1,105	40
J Alexander's Holdings Inc (a)	2,390	26		United Community Financial Corp/OH	7,345	77
J. Jill Inc (a)	3,027	25		United Financial Bancorp Inc	9,450	165
Jack in the Box Inc	5,971	503		Washington Federal Inc	75,816	2,543
JC Penney Co Inc (a)	34,068	83		Waterstone Financial Inc	59,704	1,016
Kirkland's Inc (a)	23,871	272		WSFS Financial Corp	3,950	224
La-Z-Boy Inc	41,634	1,270				$33,056
Lithia Motors Inc	18,627	1,659		Semiconductors - 2.88%
MarineMax Inc (a)	1,581	30		Advanced Energy Industries Inc (a)	17,383	1,065
Movado Group Inc	34,116	1,700		Alpha & Omega Semiconductor Ltd (a)	2,984	40
Office Depot Inc	743,077	1,865		Amkor Technology Inc (a)	123,994	1,077
Papa John's International Inc	1,329	56		Aquantia Corp (a)	71,261	909
Party City Holdco Inc (a)	4,990	79		Axcelis Technologies Inc (a)	4,666	103
PC Connection Inc	46,012	1,557		AXT Inc (a)	5,666	43
PetIQ Inc (a)	177	5		Cabot Microelectronics Corp	5,345	644
Red Robin Gourmet Burgers Inc (a)	1,887	89		CEVA Inc (a)	1,544	47
Regis Corp (a)	5,238	91		Cirrus Logic Inc (a)	50,708	2,193
Rite Aid Corp (a)	114,192	229		Cohu Inc	10,173	256
Rush Enterprises Inc - Class A	40,539	1,828		CTS Corp	18,559	647
Rush Enterprises Inc - Class B	526	24		Diodes Inc (a)	92,347	3,431
Ruth's Hospitality Group Inc	19,412	562		FormFactor Inc (a)	12,233	158
Sally Beauty Holdings Inc (a)	9,769	161		Integrated Device Technology Inc (a)	212,000	7,299
Shoe Carnival Inc	7,340	231		Kopin Corp (a)	1,210	4
Signet Jewelers Ltd	12,855	742		MACOM Technology Solutions Holdings Inc	4,915	102
Sonic Automotive Inc	88,261	1,796		(a)
Sonic Corp	1,713	60		MaxLinear Inc (a)	331,225	5,733
Sportsman's Warehouse Holdings Inc (a)	233,851	1,190		Nanometrics Inc (a)	7,836	295
Suburban Propane Partners LP	35,737	850		Photronics Inc (a)	208,656	1,878
Tilly's Inc	18,944	294		Rambus Inc (a)	17,927	222
Vera Bradley Inc (a)	19,689	262		Rudolph Technologies Inc (a)	12,885	369
Wingstop Inc	13,353	659		Semtech Corp (a)	3,059	145
World Fuel Services Corp	92,328	2,570		Sigma Designs Inc (a)	12,072	73
Zumiez Inc (a)	3,176	72		Silicon Laboratories Inc (a)	49,775	4,741
		$55,185		SMART Global Holdings Inc (a)	25,720	785
Savings & Loans - 2.76%				Synaptics Inc (a)	38,500	1,930
Banc of California Inc	4,670	93		Ultra Clean Holdings Inc (a)	10,211	137
BankFinancial Corp	7,787	130		Veeco Instruments Inc (a)	6,928	101
Beneficial Bancorp Inc	26,075	423		Xcerra Corp (a)	1,315	19
Berkshire Hills Bancorp Inc	22,423	910		Xperi Corp	4,188	70
Brookline Bancorp Inc	34,127	621				$34,516
BSB Bancorp Inc/MA (a)	995	34		Software - 2.06%
Capitol Federal Financial Inc	201,698	2,636		ACI Worldwide Inc (a)	685	18
Charter Financial Corp/MD	10,225	231		Acxiom Corp (a)	4,295	174
Community Bankers Trust Corp (a)	3,472	33		Allscripts Healthcare Solutions Inc (a)	60,848	745
Dime Community Bancshares Inc	118,898	2,045		American Software Inc/GA	8,339	125
Entegra Financial Corp (a)	1,122	33		Avaya Holdings Corp (a)	16,867	347
ESSA Bancorp Inc	1,597	25		Avid Technology Inc (a)	1,584	9
First Defiance Financial Corp	4,171	134		Bottomline Technologies DE Inc (a)	2,030	109
First Financial Northwest Inc	1,319	23		Castlight Health Inc (a)	1,100	4
Flagstar Bancorp Inc (a)	21,791	742		Cision Ltd (a)	230,725	3,479
Flushing Financial Corp	86,139	2,161		Computer Programs & Systems Inc	862	27
Greene County Bancorp Inc	309	10		Cotiviti Holdings Inc (a)	174,602	7,795

See accompanying notes.

Schedule of Investments SmallCap Value Fund II July 31, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Software (continued)			Transportation (continued)
CSG Systems International Inc	30,648	$1,246	Costamare Inc	7,266	$50
Digi International Inc (a)	85,525	1,154	Covenant Transportation Group Inc (a)	1,916	55
Donnelley Financial Solutions Inc (a)	102,510	2,131	Daseke Inc (a)	9,871	86
Evolent Health Inc (a)	8,085	163	Dorian LPG Ltd (a)	21,189	180
InnerWorkings Inc (a)	104,336	925	Eagle Bulk Shipping Inc (a)	7,681	44
ManTech International Corp/VA	9,952	595	Echo Global Logistics Inc (a)	1,160	40
MicroStrategy Inc (a)	10,508	1,368	Frontline Ltd/Bermuda (a)	11,019	56
Monotype Imaging Holdings Inc	30,846	637	GasLog Ltd	5,985	101
NantHealth Inc (a)	2,847	9	Genco Shipping & Trading Ltd (a)	1,527	23
PDF Solutions Inc (a)	3,636	38	Genesee & Wyoming Inc (a)	88,675	7,626
pdvWireless Inc (a)	1,374	41	Golar LNG Ltd	10,266	267
Progress Software Corp	16,583	610	Hub Group Inc (a)	18,768	871
Quality Systems Inc (a)	10,514	212	International Seaways Inc (a)	3,168	69
Ribbon Communications Inc (a)	155,222	1,054	Marten Transport Ltd	4,150	91
Rosetta Stone Inc (a)	2,430	36	Matson Inc	48,437	1,743
SecureWorks Corp (a)	1,249	16	Nordic American Tankers Ltd	547,008	1,231
SendGrid Inc (a)	1,930	49	Overseas Shipholding Group Inc (a)	105,862	381
Telenav Inc (a)	2,255	12	Radiant Logistics Inc (a)	6,728	27
TiVo Corp	25,344	308	Safe Bulkers Inc (a)	8,098	27
Verint Systems Inc (a)	23,648	1,062	Scorpio Bulkers Inc	8,883	67
Workiva Inc (a)	7,960	201	Ship Finance International Ltd	14,608	213
		$24,699	Teekay Corp	10,049	70
Storage & Warehousing - 0.01%			Tidewater Inc (a)	3,485	120
Mobile Mini Inc	1,398	60	Werner Enterprises Inc	4,394	164
Wesco Aircraft Holdings Inc (a)	5,608	67	YRC Worldwide Inc (a)	4,038	39
		$127			$14,172
Supranational Bank - 0.04%			Trucking & Leasing - 0.22%
Banco Latinoamericano de Comercio Exterior	18,688	444	GATX Corp	5,643	465
SA			Greenbrier Cos Inc/The	38,966	2,207
			Willis Lease Finance Corp (a)	570	18
Telecommunications - 1.22%					$2,690
Acacia Communications Inc (a)	3,301	106	Water - 0.21%
ADTRAN Inc	22,265	361	American States Water Co	16,429	988
ATN International Inc	4,014	257	Artesian Resources Corp	10,466	386
Calix Inc (a)	3,269	23	California Water Service Group	6,477	266
Casa Systems Inc (a)	317	5	Connecticut Water Service Inc	3,556	229
Ciena Corp (a)	15,549	395	Consolidated Water Co Ltd	2,858	40
Cincinnati Bell Inc (a)	6,934	92	Middlesex Water Co	336	15
Clearfield Inc (a)	830	11	PICO Holdings Inc	3,394	41
Comtech Telecommunications Corp	16,316	549	SJW Group	6,124	396
Consolidated Communications Holdings Inc	7,612	97	York Water Co/The	6,072	189
Finisar Corp (a)	12,465	210			$2,550
Frontier Communications Corp	12,058	63	TOTAL COMMON STOCKS		$1,163,849
Harmonic Inc (a)	11,996	55	INVESTMENT COMPANIES - 3.18%	Shares Held	Value (000's)
IDT Corp - Class B (a)	227,029	1,192	Exchange Traded Funds - 1.99%
Infinera Corp (a)	21,463	179	iShares Russell 2000 Value ETF	179,100	23,940
Intelsat SA (a)	5,927	116
InterDigital Inc/PA	3,285	271	Money Market Funds - 1.19%
Iridium Communications Inc (a)	15,034	260	Principal Government Money Market Fund	14,241,606	14,242
KVH Industries Inc (a)	2,453	30	1.76%(d),(e)
Liberty Latin America Ltd (a)	12,337	239
Liberty Latin America Ltd (a)	4,714	90
			TOTAL INVESTMENT COMPANIES		$38,182
LogMeIn Inc	53,300	4,320	PREFERRED STOCKS - 0.00%	Shares Held	Value (000's)
Maxar Technologies Ltd	31,047	1,520	Investment Companies - 0.00%
NETGEAR Inc (a)	16,965	1,117
Oclaro Inc (a)	18,259	154	Steel Partners Holdings LP 6.00%, 2/7/2026	507	$12
Preformed Line Products Co	11,428	1,004	TOTAL PREFERRED STOCKS		$12
Quantenna Communications Inc (a)	78,327	1,248
RigNet Inc (a)	2,119	26	Total Investments		$1,202,043
Spok Holdings Inc	3,105	45	Other Assets and Liabilities - (0.23)%		$(2,741)
ViaSat Inc (a)	5,939	418	TOTAL NET ASSETS - 100.00%		$1,199,302
Viavi Solutions Inc (a)	15,839	160
Windstream Holdings Inc (a)	6,097	21
			(a) Non-income producing security
		$14,634	(b)		Fair value of these investments is determined in good faith by the Manager
Textiles - 0.09%			under procedures established and periodically reviewed by the Board of
Culp Inc	1,748	43	Directors. Certain inputs used in the valuation may be unobservable;
UniFirst Corp/MA	5,198	973	however, each security is evaluated individually for purposes of ASC 820
		$1,016	which results in not all securities being identified as Level 3 of the fair
Transportation - 1.18%			value hierarchy. At the end of the period, the fair value of these securities
ArcBest Corp	5,395	251	totaled $27 or 0.00% of net assets.
Ardmore Shipping Corp (a)	5,216	35	(c)		The value of these investments was determined using significant
Atlas Air Worldwide Holdings Inc (a)	3,652	245	unobservable inputs.

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
July 31, 2018 (unaudited)

(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub- schedule for transactional information.
(e)	Current yield shown is as of period end.

Portfolio Summary (unaudited)
Sector		Percent
Financial		30.71%
Industrial		14.94%
Consumer, Cyclical		13.97%
Consumer, Non-cyclical		10.76%
Technology		8.27%
Energy		7.45%
Communications		4.14%
Utilities		4.03%
Investment Companies		3.18%
Basic Materials		2.74%
Government		0.04%
Diversified		0.00%
Other Assets and Liabilities		(0.23)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2017		Purchases		Sales	July 31, 2018
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 1.76%		$—		$406,451	$392,209	$14,242
		$—		$406,451	$392,209	$14,242

		Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 1.76%	$456		$—		$—	$—
	$456		$—		$—	$—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; September 2018	Long	34		$2,843		$(59)
Total						$(59)

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS - 104.71%	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Alabama - 4.12%			California (continued)
Birmingham Airport Authority (credit support			Richmond Joint Powers Financing Authority
from AGM)			6.25%, 07/01/2024	$1,000	$1,041
5.25%, 07/01/2030(a)	$1,000	$1,059	Riverside Community Properties Development
Lower Alabama Gas District/The			Inc
5.00%, 09/01/2034	6,500	7,603	6.00%, 10/15/2038	1,150	1,388
5.00%, 09/01/2046	4,500	5,392	Sacramento Area Flood Control
Selma Industrial Development Board			Agency (credit support from BAM)
6.25%, 11/01/2033	700	738	5.00%, 10/01/2039(a)	1,340	1,487
		$14,792	San Diego Unified School District/CA
Alaska - 0.44%			0.00%, 07/01/2032(f)	5,000	3,094
Borough of Matanuska-Susitna AK (credit			Southern California Public Power Authority
support from AGC)			5.25%, 07/01/2028	1,000	1,098
5.50%, 09/01/2023(a)	1,500	1,564	University of California
			5.75%, 05/15/2025	1,380	1,429
Arizona - 2.17%			West Contra Costa Unified School District
City of Phoenix Civic Improvement Corp			5.25%, 08/01/2033	1,000	1,142
5.00%, 07/01/2034	1,000	1,032			$47,504
Navajo Nation			Colorado - 1.68%
5.50%, 12/01/2030(b)	1,240	1,390	Denver Convention Center Hotel Authority
Salt Verde Financial Corp			5.00%, 12/01/2036	1,000	1,101
5.00%, 12/01/2032	4,605	5,367	Eagle County Airport Terminal Corp
		$7,789	5.00%, 05/01/2033	2,000	2,220
California - 13.24%			5.00%, 05/01/2041	500	547
Alum Rock Union Elementary School			Platte River Power Authority
District			5.00%, 06/01/2026	1,135	1,167
5.25%, 08/01/2043	1,000	1,102	Regional Transportation District
California Educational Facilities Authority			6.00%, 01/15/2041	450	471
5.00%, 10/01/2038(c)	2,700	2,717	6.50%, 01/15/2030	500	531
5.00%, 01/01/2039(c),(d)	6,255	6,354			$6,037
California Health Facilities Financing			Connecticut - 1.91%
Authority			Mohegan Tribal Finance Authority
5.00%, 11/15/2046(c)	1,691	1,894	7.00%, 02/01/2045(b)	5,500	5,644
California Municipal Finance Authority			State of Connecticut (credit support from
5.00%, 12/31/2043	2,000	2,240	ACA)
California Pollution Control Financing			6.60%, 07/01/2024(a)	1,215	1,218
Authority					$6,862
4.30%, 07/01/2040	2,000	2,099	District of Columbia - 1.02%
California Statewide Communities			District of Columbia
Development Authority			5.00%, 12/01/2023	1,785	1,863
6.25%, 11/15/2019(b)	200	207	5.00%, 12/01/2024	715	746
6.63%, 11/15/2024(b)	500	527	6.38%, 10/01/2034	1,000	1,055
California Statewide Communities					$3,664
Development Authority (credit support from			Florida - 4.17%
FHA INS)			City of Lakeland FL Department of Electric
6.63%, 08/01/2029(a)	890	936	Utilities
California Statewide Communities			5.25%, 10/01/2036	1,000	1,254
Development Authority (credit support from			Collier County Health Facilities Authority
GNMA COLL)			5.00%, 05/01/2043	3,500	3,887
4.90%, 07/20/2039(a)	500	518	County of Miami-Dade FL Aviation
City of Los Angeles Department of Airports			Revenue (credit support from AGC)
5.00%, 05/15/2028(e)	2,000	2,379	5.25%, 10/01/2033(a)	525	528
5.00%, 05/15/2035	1,500	1,585	5.25%, 10/01/2033(a)	1,475	1,484
5.00%, 05/15/2044(c),(e)	5,150	5,809	Escambia County Health Facilities
City of Vernon CA Electric System Revenue			Authority (credit support from AMBAC)
5.13%, 08/01/2021	285	293	5.95%, 07/01/2020(a)	10	11
5.13%, 08/01/2021	455	469	Greater Orlando Aviation Authority
Golden State Tobacco Securitization Corp			5.00%, 10/01/2047(c)	7,001	7,830
5.30%, 06/01/2037	1,000	1,044			$14,994
Lancaster Redevelopment Agency Successor			Georgia - 2.26%
Agency			Atlanta Development Authority
6.50%, 08/01/2029	580	609	6.75%, 01/01/2035	2,000	1,929
Los Angeles Unified School District/CA			7.00%, 01/01/2040	2,000	1,925
5.00%, 07/01/2029	1,000	1,032	City of Atlanta GA Water & Wastewater
Metropolitan Water District of Southern			Revenue
California			6.00%, 11/01/2027	1,000	1,055
5.00%, 07/01/2029	1,150	1,187	Main Street Natural Gas Inc
Oakland Unified School District/Alameda			4.00%, 04/01/2048(d)	3,000	3,196
County					$8,105
5.00%, 08/01/2034	2,210	2,543	Idaho - 0.62%
Port of Los Angeles			Idaho Health Facilities Authority
5.00%, 08/01/2031	1,240	1,281	6.65%, 02/15/2021(d)	2,000	2,240

See accompanying notes.

Schedule of Investments Tax-Exempt Bond Fund July 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Illinois - 15.92%			Kentucky (continued)
Chicago O'Hare International Airport			Kentucky Economic Development Finance
5.00%, 01/01/2033	$2,000	$2,223	Authority (continued)
5.00%, 01/01/2052	1,500	1,625	5.63%, 08/15/2027	$500	$501
5.25%, 01/01/2036	2,000	2,296	5.63%, 08/15/2027	500	501
City of Chicago IL			Kentucky State Property & Building
5.00%, 01/01/2034	3,000	3,019	Commission (credit support from AGC)
5.25%, 01/01/2029	2,000	2,140	5.25%, 02/01/2025(a)	885	902
6.00%, 01/01/2038	2,965	3,340	5.25%, 02/01/2025(a)	115	117
7.13%, 03/15/2022	300	300	Paducah Electric Plant Board (credit support
7.46%, 02/15/2026	659	482	from AGC)
City of Chicago IL Wastewater Transmission			5.25%, 10/01/2035(a)	1,500	1,538
Revenue					$4,561
5.00%, 01/01/2030	1,000	1,096	Louisiana - 1.81%
5.00%, 01/01/2032	1,000	1,086	Lafayette Public Trust Financing
5.00%, 01/01/2033	2,000	2,166	Authority (credit support from AGM)
City of Chicago IL Waterworks Revenue			5.25%, 10/01/2030(a)	1,000	1,075
5.00%, 11/01/2028	1,000	1,103	Louisiana Local Government Environmental
Gilberts Special Service Area No 24/IL			Facilities & Community Development
5.38%, 03/01/2034	280	253	Authority
Illinois Finance Authority			3.50%, 11/01/2032	3,000	2,934
4.38%, 12/01/2042	1,400	1,364	Louisiana Public Facilities Authority
5.38%, 08/15/2024	500	520	0.00%, 07/01/2039(f)	417	—
5.75%, 08/15/2030	1,050	1,096	0.00%, 07/01/2039(f)	659	—
6.00%, 03/01/2038	1,540	1,580	Louisiana Public Facilities Authority (credit
6.25%, 11/15/2035	350	369	support from FNMA)
6.25%, 11/15/2035	650	688	0.00%, 12/01/2019(a),(f)	1,500	1,467
6.50%, 11/01/2038	1,000	1,013	New Orleans Aviation Board (credit support
7.25%, 11/01/2038	1,000	1,015	from AGC)
Illinois State Toll Highway Authority			6.00%, 01/01/2023(a)	1,000	1,019
5.00%, 12/01/2032	5,200	5,868			$6,495
5.00%, 01/01/2040(c)	2,000	2,223
			Maine - 0.50%
5.25%, 01/01/2030	1,000	1,045	Finance Authority of Maine
Metropolitan Pier & Exposition Authority			4.38%, 08/01/2035(b),(d)	1,800	1,812
5.00%, 06/15/2057	700	745
Metropolitan Pier & Exposition
Authority (credit support from NATL)			Maryland - 0.62%
5.50%, 06/15/2029(a)	2,410	2,695	Maryland Economic Development Corp
			5.00%, 03/31/2041	1,000	1,097
Metropolitan Water Reclamation District of			5.75%, 06/01/2035	545	585
Greater Chicago			Maryland Health & Higher Educational
5.00%, 12/01/2028	5,000	5,784	Facilities Authority
Sales Tax Securitization Corp			6.00%, 07/01/2041	500	556
5.00%, 01/01/2048	3,000	3,315
State of Illinois					$2,238
5.00%, 11/01/2027	2,500	2,706	Massachusetts - 1.74%
5.50%, 07/01/2027	3,410	3,667	Massachusetts Bay Transportation Authority
United City of Yorkville IL			5.25%, 07/01/2028	2,000	2,470
5.75%, 03/01/2028	500	500	Massachusetts Development Finance Agency
			5.75%, 12/01/2042(d)	1,000	1,032
		$57,322	Massachusetts Educational Financing
Indiana - 1.73%			Authority
Indiana Finance Authority
1.50%, 11/01/2037(d)	2,700	2,700	4.90%, 07/01/2028	1,630	1,682
			Massachusetts State College Building
5.00%, 10/01/2044	700	730	Authority (credit support from ST APPROP)
5.38%, 11/01/2032	1,000	1,010	5.50%, 05/01/2039(a)	1,000	1,030
Indiana Municipal Power Agency
6.00%, 01/01/2039	1,000	1,019			$6,214
Town of Shoals IN			Michigan - 0.75%
7.25%, 11/01/2043	700	786	City of Detroit MI Sewage Disposal System
			Revenue (credit support from AGM)
		$6,245	7.00%, 07/01/2027(a)	1,500	1,574
Kansas - 0.30%			Wayne County Airport Authority
Kansas Development Finance Authority			5.00%, 12/01/2045	1,000	1,113
5.50%, 11/15/2029	20	21
5.50%, 11/15/2029	980	1,033			$2,687
		$1,054	Minnesota - 1.14%
			City of Minneapolis MN
Kentucky - 1.27%			6.75%, 11/15/2032	500	508
Kentucky Economic Development Finance			City of Minneapolis MN (credit support from
Authority			AGC)
5.38%, 08/15/2024	500	501	6.50%, 11/15/2038(a)	835	847
5.38%, 08/15/2024	500	501	City of Minneapolis MN/St Paul Housing &
			Redevelopment Authority (credit support
			from AGM)
			1.45%, 08/15/2025(a),(d)	750	750

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Minnesota (continued)			New York (continued)
City of Rochester MN			New York Counties Tobacco Trust
5.00%, 11/15/2034	$1,600	$1,986	VI (continued)
		$4,091	5.00%, 06/01/2036	$740	$810
Missouri - 0.51%			5.00%, 06/01/2041	400	434
City of St Louis MO Airport Revenue (credit			New York Liberty Development Corp
support from NATL)			5.00%, 11/15/2031	1,000	1,089
5.50%, 07/01/2028(a)	1,500	1,832	5.00%, 09/15/2040	1,000	1,095
			New York Liberty Development Corp (credit
Nebraska - 0.57%			support from GO OF AUTH)
Municipal Energy Agency of Nebraska (credit			5.00%, 12/15/2041(a)	1,000	1,082
support from BHAC)			New York State Dormitory Authority (credit
5.13%, 04/01/2029(a)	1,000	1,025	support from AGC ST AID WITHHLDG)
University of Nebraska			5.00%, 10/01/2023(a)	1,860	1,936
5.25%, 07/01/2039	1,000	1,016	5.00%, 10/01/2023(a)	140	145
		$2,041	New York State Thruway Authority
Nevada - 1.45%			5.25%, 01/01/2056	4,395	4,942
County of Clark Department of Aviation			New York Transportation Development Corp
5.13%, 07/01/2034	1,000	1,046	5.00%, 08/01/2021	3,500	3,749
Las Vegas Redevelopment Agency			5.25%, 01/01/2050	3,125	3,384
5.00%, 06/15/2040	3,850	4,178	State of New York Mortgage Agency
		$5,224	0.98%, 04/01/2047(d)	1,000	1,000
New Hampshire - 0.98%			Tompkins County Development Corp
City of Manchester NH General Airport			5.00%, 07/01/2027	115	119
Revenue (credit support from AGM)			Westchester County Local Development
5.13%, 01/01/2030(a)	1,000	1,013	Corp
New Hampshire Health and Education			5.00%, 11/01/2046	2,400	2,568
Facilities Authority Act					$43,600
1.50%, 07/01/2033(d)	2,000	2,000	North Carolina - 0.60%
1.50%, 07/01/2035(d)	500	500	City of Raleigh NC Combined Enterprise
		$3,513	System Revenue
New Jersey - 5.75%			5.00%, 03/01/2031	1,000	1,082
Casino Reinvestment Development Authority			North Carolina Medical Care Commission
5.25%, 11/01/2039	750	804	5.00%, 10/01/2047	1,000	1,094
New Jersey Economic Development					$2,176
Authority			Ohio - 5.18%
3.35%, 07/15/2036	2,500	2,227	American Municipal Power Inc
4.00%, 07/01/2032	805	807	5.25%, 02/15/2033	2,575	2,818
5.00%, 09/01/2034	1,000	1,036	Buckeye Tobacco Settlement Financing
5.75%, 04/01/2031	1,005	1,115	Authority
5.75%, 06/01/2031	550	591	6.00%, 06/01/2042	2,000	2,000
New Jersey Housing & Mortgage Finance			Buckeye Tobacco Settlement Financing
Agency			Authority (credit support from BUCKEYE
1.01%, 10/01/2026(d)	900	900	OHIO TOB SETTLEMENT)
New Jersey Transportation Trust Fund			5.75%, 06/01/2034(a)	2,500	2,506
Authority			City of Cincinnati OH
5.25%, 06/15/2032	2,000	2,187	5.00%, 12/01/2032	815	908
5.25%, 06/15/2034	2,250	2,455	Cleveland-Cuyahoga County Port Authority
South Jersey Port Corp			5.50%, 12/01/2053	1,600	1,762
5.00%, 01/01/2048	3,000	3,243	County of Hamilton OH
Tobacco Settlement Financing Corp/NJ			5.00%, 01/01/2036	1,435	1,550
5.00%, 06/01/2046	5,000	5,357	5.00%, 01/01/2046	2,500	2,680
		$20,722	Ohio Air Quality Development Authority
New York - 12.14%			3.75%, 12/01/2023(d)	2,000	1,110
Brooklyn Arena Local Development Corp			4.25%, 01/15/2038(b)	1,000	1,021
6.38%, 07/15/2043	1,400	1,498	4.50%, 01/15/2048(b)	850	878
Hudson Yards Infrastructure Corp			Ohio Housing Finance Agency (credit support
5.75%, 02/15/2047	1,585	1,744	from GNMA/FNMA/FHLMC)
5.75%, 02/15/2047	915	996	5.20%, 09/01/2029(a)	335	336
Metropolitan Transportation Authority			State of Ohio
5.25%, 11/15/2030	1,500	1,572	3.25%, 01/01/2035	1,120	1,069
New York City Industrial Development					$18,638
Agency (credit support from AGC)			Oklahoma - 0.53%
6.13%, 01/01/2029(a)	1,000	1,019	Oklahoma Development Finance Authority
New York City Transitional Finance Authority			5.50%, 08/15/2052	1,000	1,141
Building Aid Revenue (credit support from			Tulsa Airports Improvement Trust
ST AID WITHHLDG)			5.00%, 06/01/2035(d)	700	751
5.25%, 01/15/2039(a)	2,145	2,180			$1,892
New York City Transitional Finance Authority
Future Tax Secured Revenue
1.50%, 11/01/2042(d)	12,000	12,000
New York Counties Tobacco Trust VI
5.00%, 06/01/2031	215	238

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2018 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Oregon - 0.28%			Texas (continued)
Oregon State Business Development			Texas Municipal Gas Acquisition & Supply
Commission			Corp I
6.50%, 04/01/2031(b)	$1,000	$998	6.25%, 12/15/2026	$1,220	$1,419
			Texas Private Activity Bond Surface
Pennsylvania - 2.26%			Transportation Corp
Blythe Township Solid Waste Authority			7.00%, 12/31/2038	1,000	1,181
7.75%, 12/01/2037	1,000	1,051			$27,034
Commonwealth Financing Authority			Utah - 1.45%
5.00%, 06/01/2032	3,000	3,382	Utah Infrastructure Agency
5.00%, 06/01/2033	2,000	2,246	5.00%, 10/15/2028	1,000	1,115
Pennsylvania Economic Development			5.00%, 10/15/2034	1,000	1,099
Financing Authority			5.00%, 10/15/2037	1,500	1,640
6.00%, 06/01/2031	500	500	5.38%, 10/15/2040	1,200	1,342
Pennsylvania Turnpike Commission					$5,196
5.75%, 12/01/2028	245	267	Virginia - 1.20%
5.75%, 12/01/2028	175	191	County of Botetourt VA
6.00%, 12/01/2034	65	71	6.00%, 07/01/2034	1,000	1,094
6.00%, 12/01/2034	80	88	6.00%, 07/01/2044	1,000	1,088
6.00%, 12/01/2034	355	389	Roanoke Economic Development Authority
		$8,185	6.63%, 12/01/2044	1,295	1,400
South Carolina - 1.35%			Washington County Industrial Development
South Carolina Jobs-Economic Development			Authority/VA
Authority			7.50%, 07/01/2029	750	769
5.25%, 11/15/2047	1,500	1,616			$4,351
South Carolina Jobs-Economic Development			Washington - 1.15%
Authority (credit support from AGC)
5.38%, 02/01/2029(a)	1,000	1,019	FYI Properties
			5.50%, 06/01/2039	1,000	1,028
South Carolina Ports Authority			Washington Health Care Facilities Authority
5.00%, 07/01/2055	2,000	2,218	7.38%, 03/01/2038	1,000	1,034
		$4,853	Washington Health Care Facilities
South Dakota - 0.42%			Authority (credit support from AGM)
Oglala Sioux Tribe			5.50%, 08/15/2038(a)	1,000	1,002
5.75%, 10/01/2025(b)	1,500	1,508	Washington Higher Education Facilities
			Authority
Tennessee - 1.31%			5.63%, 10/01/2040	1,000	1,045
Metropolitan Government Nashville &					$4,109
Davidson County Health & Educational Facs			West Virginia - 0.36%
Bd			West Virginia Hospital Finance Authority
5.00%, 07/01/2040	4,250	4,693	5.50%, 06/01/2034	1,250	1,291

Texas - 7.52%			Wisconsin - 2.29%
Capital Area Cultural Education Facilities			City of Superior WI (credit support from GO
Finance Corp			OF CORP)
6.13%, 04/01/2045(d)	1,000	1,056	5.38%, 11/01/2021(a)	750	752
Central Texas Turnpike System			Public Finance Authority
5.00%, 08/15/2031	1,285	1,407	4.00%, 08/01/2035	1,580	1,538
City of Fort Worth TX Water & Sewer System			5.00%, 09/30/2037	500	551
Revenue			5.00%, 10/01/2048(b)	1,500	1,589
4.00%, 02/15/2042	1,100	1,135	5.25%, 04/01/2030	1,400	1,493
City of Houston TX Airport System Revenue			State of Wisconsin (credit support from ST
5.00%, 07/01/2029	2,000	2,162	APPROP)
Harris County Industrial Development Corp			5.38%, 05/01/2025(a)	125	129
5.00%, 02/01/2023	400	418	5.38%, 05/01/2025(a)	875	900
Harris County-Houston Sports Authority			Wisconsin Health & Educational Facilities
5.00%, 11/15/2030	3,000	3,360	Authority
Metropolitan Transit Authority of Harris			6.38%, 02/15/2029	500	513
County			6.63%, 02/15/2039	720	740
5.00%, 11/01/2033	2,435	2,796			$8,205
North Texas Tollway Authority			TOTAL MUNICIPAL BONDS		$376,331
5.00%, 01/01/2045	1,000	1,101
Port Beaumont Navigation District			Total Investments		$376,331
7.25%, 02/01/2036(b),(d)	4,000	4,171	Liability for Floating Rate Notes Issued in Conjunction with
Sea Breeze Public Facility Corp			Securities Held - (4.52)%
6.50%, 01/01/2046	100	102	Notes with an interest rate of 0.94% - 1.14% at $	(16,251)	$(16,251)
			July 31, 2018 and contractual maturity of
Tarrant County Cultural Education Facilities			collateral from 2018-2025.(g)
Finance Corp
5.00%, 11/15/2037	2,060	2,243	Total Net Investments		$360,080
6.00%, 11/15/2027	2,250	2,435	Other Assets and Liabilities - (0.19)%		$(665)
Tarrant County Cultural Education Facilities			TOTAL NET ASSETS - 100.00%		$359,415
Finance Corp (credit support from AGC)
6.25%, 07/01/2028(a)	1,000	1,020
Texas A&M University
5.00%, 05/15/2027	1,000	1,028

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
July 31, 2018 (unaudited)

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $19,745 or 5.49% of net assets.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security purchased on a when-issued basis.
(f)	Non-income producing security
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at July 31, 2018.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	68.90%
Prerefunded	15.05%
Insured	11.05%
General Obligation Unlimited	7.40%
Tax Allocation	1.16%
Special Tax	0.63%
Special Assessment	0.31%
Certificate Participation	0.21%
Liability For Floating Rate Notes Issued	(4.52)%
Other Assets and Liabilities	(0.19)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments
July 31, 2018 (unaudited)

Currency Abbreviations ARS BRL CAD CHF CLP CNH CNY COP CZK EUR GBP HKD HUF IDR JPY KRW KZT MXN MYR NGN NZD PEN PHP PLN RUB THB TRY USD/$ UYU ZAR

Argentine Peso

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Japanese Yen

South Korean Won

Kazakhstani Tenge

Mexican Peso

Malaysian Ringgit

Nigerian Naira

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Russian Rouble

Thai Baht

Turkish Lira

United States Dollar

Uruguayan Peso

South African Rand

See accompanying notes.

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund (collectively, the “Principal LifeTime Hybrid Funds”), along with the SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class and R-6 shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value.

Bond & Mortgage Securities Fund, California Municipal Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and the SAM Portfolios) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Government Money Market Fund and Money Market Fund value securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political and other considerations. The values of the securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition has been adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward. The table below shows the amounts that were transferred from Level 1 to Level 2 for the period-ended July 31, 2018 due to lack of exchange-traded valuation data:

Global Diversified Income Fund	$1,076,096
SmallCap Growth Fund I	99,990

The table below shows the amounts that were transferred from Level 2 to Level 1 for the period-ended July 31, 2018 due the resumption of trading for previous thinly traded securities:

Core Plus Bond Fund	$3,748,283
Global Diversified Income Fund	6,232,157

.0

The following is a summary of the inputs used as of July 31, 2018 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Investment Companies*	$58	$—	$—	$58
Municipal Bonds*	—	426,032	—	426,032
Total investments in securities $	58	$426,032	$—	$426,090

Core Plus Bond Fund
Bonds*	$—	$2,001,649	$9,536	$2,011,185
Common Stocks
Energy	500	1,327	—	1,827
Investment Companies*	144,909	—	—	144,909
Preferred Stocks
Communications	1,294	—	—	1,294
Consumer, Non-cyclical	—	787	—	787
Financial	3,206	—	—	3,206
Government	3,713	—	—	3,713
Utilities	1,353	—	—	1,353
Senior Floating Rate Interests*	—	74,407	—	74,407
U.S. Government & Government Agency Obligations*	—	1,004,484	—	1,004,484
Total investments in securities $	154,975	$3,082,654	$9,536	$3,247,165
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$935	$—	$935
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$1,067	$—	$1,067
Interest Rate Contracts**
Futures	$219	$—	$—	$219
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(1)	$—	$(1)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(364)	$—	$(364)
Interest Rate Contracts**
Futures	$(527)	$—	$—	$(527)

Diversified International Fund
Common Stocks
Basic Materials	$196,204	$500,257	$—	$696,461
Communications	283,501	589,430	—	872,931
Consumer, Cyclical	323,491	2,013,247	—	2,336,738
Consumer, Non-cyclical	173,736	1,485,748	—	1,659,484
Diversified	—	34,398	—	34,398
Energy	140,787	845,180	—	985,967
Financial	700,277	2,497,299	—	3,197,576
Industrial	138,534	1,130,295	—	1,268,829
Technology	—	972,132	—	972,132
Utilities	—	141,655	—	141,655
Investment Companies*	276,567	—	—	276,567
Preferred Stocks	48,699	—	—	48,699
Total investments in securities $	2,281,796	$10,209,641	$—	$12,491,437

Equity Income Fund
Common Stocks*	$6,829,757	$—	$—	$6,829,757
Investment Companies*	100,025	—	—	100,025
Total investments in securities $	6,929,782	$—	$—	$6,929,782

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	$—	$24,784	$—	$24,784
Convertible Bonds*	—	1,135	—	1,135
Investment Companies*	—	1,346	—	1,346
U.S. Government & Government Agency Obligations*	—	1,517	—	1,517
Total investments in securities $	—	$28,782	$—	$28,782

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Finisterre Unconstrained Emerging Markets Bond Fund (continued)
Assets
Credit Contracts**
Credit Default Swaps	$—	$85	$—	$85
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$308	$—	$308
Interest Rate Contracts**
Futures	$6	$—	$—	$6
Total Return Swaps	—	31	—	31
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(23)	$—	$(23)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(182)	$—	$(182)

Global Diversified Income Fund
Bonds*	$—	$6,200,204	$104,021	$6,304,225
Common Stocks
Basic Materials	31,349	76,331	43,289	150,969
Communications	173,708	19,727	—	193,435
Consumer, Cyclical	95,986	92,037	64	188,087
Consumer, Non-cyclical	108,910	220,228	—	329,138
Diversified	—	4,306	—	4,306
Energy	308,062	50,696	954	359,712
Financial	1,062,276	674,693	—	1,736,969
Industrial	122,024	178,735	—	300,759
Technology	51,857	17,521	—	69,378
Utilities	679,928	115,841	—	795,769
Convertible Bonds*	—	1,463	—	1,463
Convertible Preferred Stocks
Financial	5,261	—	—	5,261
Credit Linked Structured Notes*	—	—	2,732	2,732
Investment Companies*	528,143	—	—	528,143
Preferred Stocks
Communications	3,556	9,990	—	13,546
Consumer, Non-cyclical	—	1,155	—	1,155
Financial	30,938	11,963	—	42,901
Government	6,103	—	—	6,103
Utilities	8,825	497	—	9,322
Senior Floating Rate Interests*	—	598,674	38,114	636,788
U.S. Government & Government Agency Obligations*	—	92,571	—	92,571
Purchased Options	13,353	—	—	13,353
Total investments in securities $	3,230,279	$8,366,632	$189,174	$11,786,085
Assets
Foreign Exchange Contracts**
Currency Swaps	$—	$898	$—	$898
Foreign Currency Contracts	—	3,723	—	3,723
Liabilities
Equity Contracts**
Written Options	$(25,287)	$—	$—	$(25,287)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(1,631)	$—	$(1,631)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(396)	$—	$(396)
Futures	(433)	—	—	(433)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	$74,205	$86,687	$—	$160,892
Diversified	—	11,646	—	11,646
Financial	1,497,067	1,273,277	—	2,770,344
Technology	33,321	—	—	33,321
Investment Companies*	62,502	—	—	62,502
Total investments in securities $	1,667,095	$1,371,610	$—	$3,038,705

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds*	$—	$439,508	$—	$439,508
Investment Companies*	22,140	—	—	22,140
U.S. Government & Government Agency Obligations*	—	1,035,904	—	1,035,904
Total investments in securities $	22,140	$1,475,412	$—	$1,497,552
Government Money Market Fund
Bonds*	$—	$1,920,766	$—	$1,920,766
Investment Companies*	272,100	—	—	272,100
U.S. Government & Government Agency Obligations	—	294,430	—	294,430
Repurchase Agreements*	—	730,000	—	730,000
Total investments in securities $	272,100	$2,945,196	$—	$3,217,296
High Yield Fund
Bonds*	$—	$2,852,114	$—	$2,852,114
Common Stocks
Energy	5,821	17,878	—	23,699
Convertible Bonds*	—	—	—	—
Investment Companies*	35,935	—	—	35,935
Preferred Stocks
Consumer, Non-cyclical	—	9,749	—	9,749
Senior Floating Rate Interests*	—	260,650	—	260,650
Total investments in securities $	41,756	$3,140,391	$—	$3,182,147

High Yield Fund I
Bonds*	$—	$1,066,109	$17,640	$1,083,749
Common Stocks
Communications	—	—	—	—
Consumer, Cyclical	—	—	—	—
Energy	—	17	—	17
Investment Companies*	29,665	—	—	29,665
Preferred Stocks
Communications	—	—	11	11
Senior Floating Rate Interests*	—	128,983	—	128,983
Total investments in securities $	29,665	$1,195,109	$17,651	$1,242,425
Assets
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$224	$—	$224

Income Fund
Bonds*	$—	$1,850,979	$—	$1,850,979
Common Stocks
Energy	10,753	—	—	10,753
Financial	—	—	—	—
Industrial	—	—	26,627	26,627
Convertible Bonds*	—	19,828	—	19,828
Investment Companies*	46,641	—	—	46,641
Senior Floating Rate Interests*	—	20,152	—	20,152
U.S. Government & Government Agency Obligations*	—	956,117	—	956,117
Total investments in securities $	57,394	$2,847,076	$26,627	$2,931,097

Inflation Protection Fund
Bonds*	$—	$82,393	$—	$82,393
Investment Companies*	15,913	—	—	15,913
U.S. Government & Government Agency Obligations*	—	1,458,163	—	1,458,163
Purchased Interest Rate Swaptions	—	3,683	—	3,683
Purchased Capped Options	—	21	—	21
Purchased Options	52	—	—	52
Total investments in securities $	15,965	$1,544,260	$—	$1,560,225

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund (continued)
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$2,870	$—	$2,870
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$3,444	$—	$3,444
Futures	365	—	—	365
Interest Rate Swaps	—	1,636	—	1,636
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(2,148)	$—	$(2,148)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(3,533)	$—	$(3,533)
Futures	(363)	—	—	(363)
Interest Rate Swaps	—	(57)	—	(57)
Interest Rate Swaptions	—	(4,415)	—	(4,415)
Written Options	(44)	—	—	(44)

International Emerging Markets Fund
Common Stocks
Basic Materials	$22,406	$22,613	$—	$45,019
Communications	74,531	88,187	—	162,718
Consumer, Cyclical	14,488	66,092	—	80,580
Consumer, Non-cyclical	25,882	42,230	—	68,112
Energy	—	101,920	—	101,920
Financial	45,150	172,374	—	217,524
Industrial	—	36,848	—	36,848
Technology	—	156,154	—	156,154
Utilities	—	5,379	—	5,379
Investment Companies*	15,459	—	—	15,459
Preferred Stocks	13,343	—	—	13,343
Total investments in securities $	211,259	$691,797	$—	$903,056

International Fund I
Common Stocks
Basic Materials	$9,763	$42,470	$—	$52,233
Communications	19,104	8,422	—	27,526
Consumer, Cyclical	5,263	102,934	—	108,197
Consumer, Non-cyclical	6,023	28,129	—	34,152
Energy	2,559	21,488	—	24,047
Financial	—	91,882	—	91,882
Industrial	—	63,091	—	63,091
Technology	6,253	49,637	—	55,890
Utilities	—	4,366	—	4,366
Investment Companies*	10,339	—	—	10,339
Total investments in securities $	59,304	$412,419	$—	$471,723

LargeCap Growth Fund
Common Stocks*	$598,415	$—	$—	$598,415
Investment Companies*	26,768	—	—	26,768
Total investments in securities $	625,183	$—	$—	$625,183

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund I
Common Stocks
Basic Materials		$136,595	$—	$—	$136,595
Communications		2,064,653	—	157	2,064,810
Consumer, Cyclical		650,705	—	—	650,705
Consumer, Non-cyclical		2,218,443	—	—	2,218,443
Energy		10,555	—	—	10,555
Financial		768,768	—	—	768,768
Industrial		960,313	—	—	960,313
Technology		1,659,053	—	—	1,659,053
Utilities		42,562	—	—	42,562
Convertible Preferred Stocks
Communications		4,535	—	29,680	34,215
Investment Companies*		130,213	—	—	130,213
Preferred Stocks
Technology		—	1,316	4,557	5,873
	Total investments in securities $	8,646,395	$1,316	$34,394	$8,682,105
Assets
Equity Contracts**
Futures		$229	$—	$—	$229

LargeCap S&P 500 Index Fund
Common Stocks*		$5,488,301	$—	$—	$5,488,301
Investment Companies*		100,473	—	—	100,473
	Total investments in securities $	5,588,774	$—	$—	$5,588,774
Assets
Equity Contracts**
Futures		$1,319	$—	$—	$1,319

LargeCap Value Fund
Common Stocks*		$293,296	$—	$—	$293,296
Investment Companies*		2	—	—	2
	Total investments in securities $	293,298	$—	$—	$293,298

LargeCap Value Fund III
Common Stocks*		$2,148,588	$—	$—	$2,148,588
Investment Companies*		68,592	—	—	68,592
	Total investments in securities $	2,217,180	$—	$—	$2,217,180
Assets
Equity Contracts**
Futures		$102	$—	$—	$102

MidCap Fund
Common Stocks*		$16,229,543	$—	$—	$16,229,543
Investment Companies*		43,684	—	—	43,684
	Total investments in securities $	16,273,227	$—	$—	$16,273,227

MidCap Growth Fund
Common Stocks*		$187,860	$—	$—	$187,860
Investment Companies*		3,022	—	—	3,022
	Total investments in securities $	190,882	$—	$—	$190,882

MidCap Growth Fund III
Common Stocks*		$1,109,292	$—	$—	$1,109,292
Investment Companies*		8,291	—	—	8,291
	Total investments in securities $	1,117,583	$—	$—	$1,117,583
Liabilities
Equity Contracts**
Futures		$(44)	$—	$—	$(44)

MidCap S&P 400 Index Fund
Common Stocks*		$1,409,786	$—	$—	$1,409,786
Investment Companies*		20,816	—	—	20,816
	Total investments in securities $	1,430,602	$—	$—	$1,430,602
Liabilities
Equity Contracts**
Futures		$(60)	$—	$—	$(60)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Value Fund I
Common Stocks*		$949,186	$—	$—	$949,186
Investment Companies*		13,944	—	—	13,944
	Total investments in securities $	963,130	$—	$—	$963,130
Assets
Equity Contracts**
Futures		$6	$—	$—	$6

MidCap Value Fund III
Common Stocks*		$1,187,417	$—	$—	$1,187,417
Investment Companies*		7,166	—	—	7,166
	Total investments in securities $	1,194,583	$—	$—	$1,194,583
Liabilities
Equity Contracts**
Futures		$(12)	$—	$—	$(12)

Money Market Fund
Bonds*		$—	$30,753	$—	$30,753
Commercial Paper*		—	358,088	—	358,088
Investment Companies*		18,920	—	—	18,920
Municipal Bonds*		—	38,863	—	38,863
Repurchase Agreements*		—	32,000	—	32,000
	Total investments in securities $	18,920	$459,704	$—	$478,624

Overseas Fund
Common Stocks
Basic Materials		$—	$268,651	$—	$268,651
Communications		39,988	237,366	—	277,354
Consumer, Cyclical		19,543	244,388	—	263,931
Consumer, Non-cyclical		35,923	506,805	—	542,728
Diversified		—	3,874	—	3,874
Energy		125,295	217,223	—	342,518
Financial		46,104	682,866	—	728,970
Industrial		31,626	440,606	—	472,232
Technology		—	94,065	—	94,065
Utilities		—	145,388	—	145,388
Investment Companies*		50,481	—	—	50,481
Preferred Stocks
Consumer, Cyclical		—	67,511	—	67,511
	Total investments in securities $	348,960	$2,908,743	$—	$3,257,703
Assets
Equity Contracts**
Futures		$257	$—	$—	$257

Principal Capital Appreciation Fund
Common Stocks*		$1,835,948	$—	$—	$1,835,948
Investment Companies*		30,614	—	—	30,614
	Total investments in securities $	1,866,562	$—	$—	$1,866,562

Principal LifeTime 2010 Fund
Investment Companies*		$869,234	$—	$—	$869,234
	Total investments in securities $	869,234	$—	$—	$869,234

Principal LifeTime 2015 Fund
Investment Companies*		$535,969	$—	$—	$535,969
	Total investments in securities $	535,969	$—	$—	$535,969

Principal LifeTime 2020 Fund
Investment Companies*		$4,765,551	$—	$—	$4,765,551
	Total investments in securities $	4,765,551	$—	$—	$4,765,551

Principal LifeTime 2025 Fund
Investment Companies*		$1,690,929	$—	$—	$1,690,929
	Total investments in securities $	1,690,929	$—	$—	$1,690,929

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime 2030 Fund
Investment Companies*		$5,932,627	$—	$—	$5,932,627
	Total investments in securities $	5,932,627	$—	$—	$5,932,627

Principal LifeTime 2035 Fund
Investment Companies*		$1,315,449	$—	$—	$1,315,449
	Total investments in securities $	1,315,449	$—	$—	$1,315,449

Principal LifeTime 2040 Fund
Investment Companies*		$4,039,252	$—	$—	$4,039,252
	Total investments in securities $	4,039,252	$—	$—	$4,039,252

Principal LifeTime 2045 Fund
Investment Companies*		$927,476	$—	$—	$927,476
	Total investments in securities $	927,476	$—	$—	$927,476

Principal LifeTime 2050 Fund
Investment Companies*		$2,351,962	$—	$—	$2,351,962
	Total investments in securities $	2,351,962	$—	$—	$2,351,962

Principal LifeTime 2055 Fund
Investment Companies*		$423,265	$—	$—	$423,265
	Total investments in securities $	423,265	$—	$—	$423,265

Principal LifeTime 2060 Fund
Investment Companies*		$288,645	$—	$—	$288,645
	Total investments in securities $	288,645	$—	$—	$288,645

Principal LifeTime 2065 Fund
Investment Companies*		$6,615	$—	$—	$6,615
	Total investments in securities $	6,615	$—	$—	$6,615

Principal LifeTime Hybrid 2015 Fund
Investment Companies*		$50,377	$—	$—	$50,377
	Total investments in securities $	50,377	$—	$—	$50,377

Principal LifeTime Hybrid 2020 Fund
Investment Companies*		$143,074	$—	$—	$143,074
	Total investments in securities $	143,074	$—	$—	$143,074

Principal LifeTime Hybrid 2025 Fund
Investment Companies*		$119,545	$—	$—	$119,545
	Total investments in securities $	119,545	$—	$—	$119,545

Principal LifeTime Hybrid 2030 Fund
Investment Companies*		$160,126	$—	$—	$160,126
	Total investments in securities $	160,126	$—	$—	$160,126

Principal LifeTime Hybrid 2035 Fund
Investment Companies*		$94,905	$—	$—	$94,905
	Total investments in securities $	94,905	$—	$—	$94,905

Principal LifeTime Hybrid 2040 Fund
Investment Companies*		$110,146	$—	$—	$110,146
	Total investments in securities $	110,146	$—	$—	$110,146

Principal LifeTime Hybrid 2045 Fund
Investment Companies*		$58,500	$—	$—	$58,500
	Total investments in securities $	58,500	$—	$—	$58,500

Principal LifeTime Hybrid 2050 Fund
Investment Companies*		$54,050	$—	$—	$54,050
	Total investments in securities $	54,050	$—	$—	$54,050

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal LifeTime Hybrid 2055 Fund
Investment Companies*		$16,789	$—	$—	$16,789
	Total investments in securities $	16,789	$—	$—	$16,789

Principal LifeTime Hybrid 2060 Fund
Investment Companies*		$4,617	$—	$—	$4,617
	Total investments in securities $	4,617	$—	$—	$4,617

Principal LifeTime Hybrid 2065 Fund
Investment Companies*		$4,503	$—	$—	$4,503
	Total investments in securities $	4,503	$—	$—	$4,503

Principal LifeTime Hybrid Income Fund
Investment Companies*		$28,218	$—	$—	$28,218
	Total investments in securities $	28,218	$—	$—	$28,218

Principal LifeTime Strategic Income Fund
Investment Companies*		$471,135	$—	$—	$471,135
	Total investments in securities $	471,135	$—	$—	$471,135

Real Estate Securities Fund
Common Stocks*		$3,778,997	$—	$—	$3,778,997
Investment Companies*		68,749	—	$—	68,749
	Total investments in securities $	3,847,746	$—	$—	$3,847,746

SAM Balanced Portfolio
Investment Companies*		$4,756,353	$—	$—	$4,756,353
	Total investments in securities $	4,756,353	$—	$—	$4,756,353

SAM Conservative Balanced Portfolio
Investment Companies*		$1,756,875	$—	$—	$1,756,875
	Total investments in securities $	1,756,875	$—	$—	$1,756,875

SAM Conservative Growth Portfolio
Investment Companies*		$3,202,560	$—	$—	$3,202,560
	Total investments in securities $	3,202,560	$—	$—	$3,202,560

SAM Flexible Income Portfolio
Investment Companies*		$2,678,514	$—	$—	$2,678,514
	Total investments in securities $	2,678,514	$—	$—	$2,678,514

SAM Strategic Growth Portfolio
Investment Companies*		$1,977,398	$—	$—	$1,977,398
	Total investments in securities $	1,977,398	$—	$—	$1,977,398

Short-Term Income Fund
Bonds*		$—	$4,446,798	$24,349	$4,471,147
Investment Companies*		32,608	—	—	32,608
U.S. Government & Government Agency Obligations*		—	25,582	—	25,582
	Total investments in securities $	32,608	$4,472,380	$24,349	$4,529,337

***Investments valued at $45,917 were transferred from Level 3 to Level 2 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable inputs.

SmallCap Fund
Common Stocks*		$709,600	$—	$—	$709,600
Investment Companies*		16,708	—	—	16,708
	Total investments in securities $	726,308	$—	$—	$726,308

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Growth Fund I
Common Stocks
Basic Materials		$38,990	$—	$—	$38,990
Communications		187,541	—	—	187,541
Consumer, Cyclical		234,302	—	—	234,302
Consumer, Non-cyclical		493,520	438	3	493,961
Diversified		318	—	—	318
Energy		33,721	—	—	33,721
Financial		166,536	—	—	166,536
Industrial		323,137	—	—	323,137
Technology		324,455	—	—	324,455
Utilities		1,013	—	—	1,013
Investment Companies*		51,406	—	—	51,406
Preferred Stocks		19	—	—	19
	Total investments in securities $	1,854,958	$438	$3	$1,855,399
Liabilities
Equity Contracts**
Futures		$(87)	$—	$—	$(87)

SmallCap S&P 600 Index Fund
Common Stocks*		$1,373,860	$—	$—	$1,373,860
Investment Companies*		26,932	—	—	26,932
	Total investments in securities $	1,400,792	$—	$—	$1,400,792
Liabilities
Equity Contracts**
Futures		$(222)	$—	$—	$(222)

SmallCap Value Fund II
Common Stocks
Basic Materials		$32,910	$—	$—	$32,910
Communications		49,606	—	1	49,607
Consumer, Cyclical		167,270	—	—	167,270
Consumer, Non-cyclical		129,350	25	—	129,375
Diversified		9	—	—	9
Energy		89,387	—	—	89,387
Financial		368,226	26	—	368,252
Government		444	—	—	444
Industrial		179,230	—	—	179,230
Technology		99,051	—	—	99,051
Utilities		48,314	—	—	48,314
Investment Companies*		38,182	—	—	38,182
Preferred Stocks		12	—	—	12
	Total investments in securities $	1,201,991	$51	$1	$1,202,043
Liabilities
Equity Contracts**
Futures		$(59)	$—	$—	$(59)

Tax-Exempt Bond Fund
Municipal Bonds*		$—	$376,331	$—	$376,331
	Total investments in securities $	—	$376,331	$—	$376,331

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Exchange cleared swaps and futures are valued at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Fund	Asset Type	July 31, 2018	Valuation Technique	Unobservable Input	Input Value(s)

Global Diversified Income
Fund	Bonds	$104,021	Benchmark Pricing	Base Price	0.00 - 100.00
	Common Stocks	$43,478	Benchmark Pricing	Base Price	0.00 - 304,551.00
	Common Stocks	$829	Indicative Market Quotations	Broker Quote	0.85 - 6.10
	Credit Linked	$2,732	Indicative Market Quotations	Broker Quote
	Structured Notes				71.87
	Senior Floating Rate	$35,440	Benchmark Pricing	Base Price
	Interests				100.00
	Senior Floating Rate	$2,674	Indicative Market Quotations	Broker Quote
	Interests				97.00
		$189,174

High Yield Fund I	Bonds	$17,640	Benchmark Pricing	Base Price	0.00 - 100.00
	Preferred Stocks	$11	Indicative Market Quotations	Broker Quote	0.60
		$17,651

Short-Term Income Fund	Bonds	$24,349	Third Party Ventor	Broker Quote	99.99 - 100.00
		$24,349

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts shown in thousands):

									Net Change in
									Unrealized Appreciation
			Accrued Discounts /						/ (Depreciation) on
	Value as of	Realized Gain /	Premiums and Change in		Proceeds from	Transfers into	Transfers Out of	Value as of	Investments held at July
Fund	October 31, 2017	(Loss)	Unrealized Gain / (Loss)	Purchases	Sales	Level 3*	Level 3**	July 31, 2018	31, 2018
Global Diversified Income Fund
Bonds	$61,523	$1,020	$(9,169)	$105,328	$(33,408)	$20,220	$(41,493)	$104,021	$(8,877)
Common Stock
Basic Materials	1,516	-	14,154	27,619	-	-	-	43,289	14,154
Consumer,
Cyclica	68	-	(4)	-	-	-	-	64	(4)
Energy	189	-	18	747	-	-	-	954	18
Technology	8,743	-	(8,743)	-	-	-	-	-	(8,743)
Credit Linked
Structured Notes	3,134	(18)	22		(406)	-	-	2,732	(39)
Senior Floating Rate
Interests	-	2	(1,060)	1,063	(158)	38,267	-	38,114	(1,060)
	$75,173	$1,004	$(4,782)	$134,757	$(33,972)	$58,487	$(41,493)	$189,174	$(4,551)

High Yield Fund I
Bonds	$-	$87	$62	$17,578	$(87)	$-	$-	$17,640	$62
Common Stock
Energy	6	-	-	-	-	-	(6)	-	-
Preferred Stock
Communications	63	-	(52)	-	-	-	-	11	(52)
	$69	$87	$10	$17,578	$(87)	$-	$(6)	$17,651	$10

Short-Term Income Fund
Bonds	$45,917	$-	$-	$24,349	$-	$-	$(45,917)	$24,349	$-
Total	$45,917	$-	$-	$24,349	$-	$-	$(45,917)	$24,349	$-

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

The Funds' Schedules of Investments as of July 31, 2018 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 09/13/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 09/13/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 09/13/2018